As filed with the Securities and Exchange Commission on April 21, 2020

REGISTRATION NO. 333-130988

REGISTRATION NO. 811-01705

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 27	☒
AND/OR
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 381	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

OF

AXA EQUITABLE LIFE INSURANCE COMPANY

(Exact Name of Registrant)

AXA EQUITABLE LIFE INSURANCE COMPANY

(Name of Depositor)

1290 Avenue of the Americas, New York, New York 10104

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 554-1234

SHANE DALY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, New York 10104

(Names and Addresses of Agents for Service)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate BOX):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2020 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Account under group variable annuity contracts.

NOTE

This Post-Effective Amendment No. 27 (“PEA”) to the Form N-4 Registration Statement No. 333-130988 (“Registration Statement”) of AXA Equitable Life Insurance Company (“AXA Equitable”) and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses, Supplements and Statements of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated May 1, 2020 to the current variable life and variable annuity prospectuses

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

PLEASE NOTE: The name changes, mergers and additions described below may not all be applicable to your contract or policy.

COMPANY NAME CHANGES. Subject to regulatory approval, effective on or about June 15, 2020:

Existing Name		New Name
AXA Equitable Life Insurance Company	will change its name to	Equitable Financial Life Insurance Company
AXA Advisors, LLC	will change its name to	Equitable Advisors, LLC
AXA Distributors, LLC	will change its name to	Equitable Distributors, LLC
AXA Equitable Funds Management Group, LLC	will change its name to	Equitable Investment Management Group, LLC
AXA Equitable Network, LLC	will change its name to	Equitable Network, LLC

Until each name change occurs, please read the prospectus using the corresponding “existing name” listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

TRUST AND VARIABLE INVESTMENT OPTION NAME CHANGES. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Existing Name		New Name
AXA Premier VIP Trust	will change its name to	EQ Premier VIP Trust
Charter Multi-Sector Bond	will change its name to	EQ/Core Plus Bond
EQ/Oppenheimer Global	will change its name to	EQ/Invesco Global
All Asset Growth-Alt 20	will change its name to	EQ/All Asset Growth Allocation
EQ/Capital Guardian Research	will change its name to	EQ/Capital Group Research
EQ/MFS International Value	will change its name to	EQ/MFS International Intrinsic Value

Until each name change occurs, please read the prospectus using the corresponding “existing name” listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

UNDERLYING FUND PORTFOLIO AND VARIABLE INVESTMENT OPTION MERGERS. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 8, 2020:

Acquired Variable Investment Option & Underlying Fund Portfolio		Acquiring Variable Investment Option & Underlying Fund Portfolio
Charter Aggressive Growth	will be merged into	EQ/All Asset Growth Allocation
Charter Growth	will be merged into	EQ/All Asset Growth Allocation
Charter Moderate	will be merged into	EQ/All Asset Growth Allocation
Charter Moderate Growth	will be merged into	EQ/All Asset Growth Allocation
Multimanager Mid Cap Growth	will be merged into	EQ/Janus Enterprise
EQ/UBS Growth and Income	will be merged into	EQ/Capital Guardian Research
EQ/Franklin Templeton Allocation Managed Volatility	will be merged into	EQ/Aggressive Growth Strategy
EQ/MFS Technology II	will be merged into	EQ/MFS Technology

Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Acquired Variable Investment Option & Underlying Fund Portfolio		Acquiring Variable Investment Option & Underlying Fund Portfolio
Charter Conservative	will be merged into	EQ/Conservative Allocation
Charter Small Cap Growth	will be merged into	EQ/Morgan Stanley Small Cap Growth
Charter Small Cap Value	will be merged into	1290 VT Small Cap Value
Multimanager Mid Cap Value	will be merged into	EQ/American Century Mid Cap Value
EQ/Templeton Global Equity Managed Volatility	will be merged into	1290 VT SmartBeta Equity

Until each merger occurs, the variable investment option that invests in the underlying portfolio being acquired will be available for investment. Once each merger occurs, the variable investment option that invests in the underlying portfolio that was acquired will no longer be available for investment. For some period of time after each merger occurs, you may still receive correspondence or documents using the corresponding acquired fund name.

NEW VARIABLE INVESTMENT OPTIONS. Subject to regulatory approval and any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 8, 2020:

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/Aggressive Growth Strategy	will be added to	Accumulator®; The Accumulator® Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Retirement Cornerstone® Series
EQ/MFS Technology	will be added to	Champion 2000; COLI Institutional Series; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (EFLOA); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Special Offer Policy; Survivorship Incentive Lifesm Legacy

Subject to regulatory approval and any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 15, 2020 (as indicated below):

Variable Investment Option & Underlying Fund Portfolio		Product(s)
1290 VT Small Cap Value	will be added to	300+ Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; Champion 2000; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (Equitable Financial Life Insurance Company of America “EFLOA”); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Momentumsm; Momentumsm Plus; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Retirement Investment Account®; Special Offer Policy; Survivorship Incentive LifeSM Legacy
1290 VT SmartBeta Equity	will be added to	Accumulator®; The Accumulator® Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; American Dental Association; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

2

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/American Century Mid Cap Value	will be added to	The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 900); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® Vantagesm Additional Contributions Tax-Sheltered (ACTS) Program, New Jersey Department of Higher Education; Momentumsm; Momentumsm Plus
EQ/Conservative Allocation	will be added to	Investment Edge® 15.0
EQ/Morgan Stanley Small Cap Growth	will be added to	The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; Champion 2000; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (EFLOA); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Investment Edge® 15.0; Momentumsm; Momentumsm Plus; Special Offer Policy; Survivorship Incentive Lifesm Legacy

This means if you own one of the products listed above you can allocate contributions or transfer account value into the corresponding variable investment options once they are available. However, this also means if you own one of the products listed above you cannot allocate contributions or transfer account value into the corresponding variable investment options before they are available, and any premature allocation instructions will not be in good order.

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EQUI-VEST® Strategies (Series 900)

A group flexible premium deferred variable annuity contract

Prospectus dated May 1, 2020

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for each Trust which contain important information about the portfolios.

What is EQUI-VEST® Strategies?

EQUI-VEST® Strategies is a group-deferred annuity contract (“contract”) issued by Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”), formerly AXA Equitable Life Insurance Company. Either the plan trustee or the employer will be the EQUI-VEST® Strategies contract holder. Certain rights may be exercised by employees covered under an employer’s plan (the “participants”). These rights will be summarized in a participation certificate (“certificate”) provided to each participant. EQUI-VEST® Strategies provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options and our guaranteed interest option or in our fixed maturity options (“investment options”).

This prospectus is a disclosure document and describes all of the certificate’s material features, benefits, rights and obligations, as well as other information. The description of the certificate’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the certificate are changed after the date of this prospectus in accordance with the certificate, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The certificate should also be read carefully. You have the right to cancel your certificate within a certain number of days after receipt of the certificate.

The contract may not currently be available in all states. All optional features and benefits described in this prospectus may not be available at the time you purchase the certificate. We have the right to restrict availability of any optional feature or benefit. We can refuse to accept any application or contribution from you at any time, including after you purchase the certificate.

We offer the EQUI-VEST® Strategies contract to fund two types of “plans”: Section 403(b) (also referred to as “TSA” plans or contracts) or governmental employer Section 457(b) plans (also referred to as “EDC” plans or contracts) (together “plans”). The EQUI-VEST® Strategies contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions.

Variable investment options

Fixed income

•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT High Yield Bond
•	American Funds Insurance Series® Bond Fund
•	EQ/Core Bond Index
•	EQ/Core Plus Bond(1)
•	EQ/Global Bond PLUS
•	EQ/Intermediate Government Bond
•	EQ/Money Market
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	Invesco V.I. High Yield
•	Ivy VIP High Income
•	Multimanager Core Bond

Domestic Equity

•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Small Cap Value(2)
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth
•	EQ/American Century Mid Cap Value(2)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Group Research(1)(2)
•	EQ/ClearBridge Large Cap Growth
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Invesco Comstock
•	EQ/Janus Enterprise(2)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Loomis Sayles Growth
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS® Technology
•	EQ/MFS® Utilities
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Morgan Stanley Small Cap Growth(2)
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/Wellington Energy
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Small Cap Growth
•	MFS® Investors Trust
•	MFS® Massachusetts Investors Growth Stock
•	Multimanager Aggressive Equity
•	Multimanager Technology
•	VanEck VIP Global Hard Assets

International/Global

•	1290 VT SmartBeta Equity(2)
•	EQ/Emerging Markets Equity PLUS
•	EQ/Global Equity Managed Volatility
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Global(1)
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Lazard Emerging Markets Equity
•	EQ/MFS® International Growth
•	EQ/MFS® International Intrinsic Value(1)

Asset Allocation

•	1290 VT DoubleLine Dynamic Allocation
•	EQ/AB Dynamic Moderate Growth*
•	EQ/Aggressive Allocation
•	EQ/Aggressive Growth Strategy(2)
•	EQ/All Asset Growth Allocation(1)(2)
•	EQ/Balanced Strategy*
•	EQ/Conservative Allocation
•	EQ/Conservative Growth Strategy*
•	EQ/Conservative Strategy*
•	EQ/Conservative-Plus Allocation
•	EQ/Franklin Balanced Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy*
•	EQ/Moderate-Plus Allocation
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

*

These are the only variable investment options available in connection with the Personal Income Benefit and are collectively referred to as the “Personal Income Benefit variable investment options.” Please note that they are also available without the Personal

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

EV Series 900 (IF/NB)
#841350

Income Benefit. For more information, see “What are your investment options under the contract?” later in this prospectus.
(1)

This is the variable investment option’s new name. Please see “Portfolios of the Trusts” later in this prospectus for the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus.

(2)

This is the surviving variable investment option of a Portfolio merger. Please see “Portfolios of the Trust” later in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

You may allocate amounts to the variable investment options selected by your employer. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio (“portfolio”) that is part of one of the trusts (the “Trusts”). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options if your employer elects to make them available under the contract. These investment options are discussed later in this prospectus. Amounts allocated in connection with the Personal Income Benefit are limited to the Personal Income Benefit variable investment options — the EQ/Balanced Strategy, the EQ/Conservative Growth Strategy, the EQ/Conservative Strategy, the EQ/Moderate Growth Strategy and the EQ/AB Dynamic Moderate Growth.

Minimum contribution amounts of $20 may be made under the contract.

Registration statements relating to this offering have been filed with the SEC. The statement of additional information (“SAI”) dated May 1, 2020, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling (800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3).  Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company intermediary by calling (800) 628-6673 or by calling your financial.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling (877) 522-5035, by sending an email request to EquitableFunds@dfinsolutions.com or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

Index of key words and phrases	5
The Company	6
How to reach us	7
EQUI-VEST® Strategies (Series 900) group annuity contract at a glance — key features	9

Fee table	11

Examples: EQUI-VEST® Strategies contracts	12
Condensed financial information	13

1. Contract features and benefits	14
How you can contribute to your certificate	14
How EQUI-VEST® Strategies is available	15
How contributions can be made	15
What are your investment options under the contract?	15
Portfolios of the Trusts	17
Selecting your investment method	30
ERISA considerations for employers	31
Allocating your contributions	32
Unallocated account	32
Personal Income Benefit	33
Death benefit	39
Your right to cancel within a certain number of days	40

2. Determining your certificate’s value	42
Your account value and cash value	42
Your certificate’s value in the variable investment options	42
Your certificate’s value in the guaranteed interest option	42
Your certificate’s value in the fixed maturity options	42
Insufficient account value	42

3. Transferring your money among investment options	43
Transferring your account value	43
Disruptive transfer activity	44
Automatic transfer options	45
Investment simplifier	45
Rebalancing your account value	45
ProNvest Managed Account Service	46

When we address the reader of this prospectus with words such as “you” and “your,” we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is the participant.

When we use the word “contract” we mean the group contract issued to the plan trustee or employer (“contract holder”). When we use the word “certificate,” we mean the participation certificate that summarizes the rights of each participant covered under the group contract.

3

4. Accessing your money	47
Withdrawing your account value	47
How withdrawals are taken from your account value	51
Loans	51
Termination of participation	53
Texas ORP participants	53
When to expect payments	53
Your annuity payout options	53

5. Charges and expenses	56
Charges under the contracts	56
Charges that the Trusts deduct	59
Variations in charges	59

6. Payment of death benefit	60
Your beneficiary and payment of benefit	60
How death benefit payment is made	60
Beneficiary continuation option	60

7. Tax information	63
Cares Act	63
Tax information and ERISA matters	63
Choosing a contract to fund a retirement arrangement	63
Special rules for tax-favored retirement plans	63
Additional “Saver’s Credit” for salary reduction contributions to certain plans	64
Tax-sheltered annuity contracts (TSAs)	64
Distributions from TSAs	66
Public employee deferred compensation plans (EDC Plans)	70
ERISA matters	74
Certain rules applicable to plans designed to comply with Section 404(c) of ERISA	75
Tax withholding and information reporting	75
Federal income tax withholding on periodic annuity payments	76
Federal income tax withholding on non-periodic annuity payments (withdrawals) which are not eligible rollover distributions	76
Mandatory withholding from eligible rollover distributions	76
Impact of taxes to the Company	76

8. More information	77
About our Separate Account A	77
About the Trusts	77
About our fixed maturity options	77
About the general account	79
Dates and prices at which certificate events occur	79
About your voting rights	80
COVID-19	80
Cybersecurity risks and catastrophic events	80
Statutory compliance	81
About legal proceedings	81
Financial statements	81

Transfers of ownership, collateral assignments, loans, and borrowing	81
Funding changes	81
Distribution of the contracts	81

9. Incorporation of certain documents by reference	85

Appendices

I	—	Condensed financial information	I-1

II	—	Market value adjustment example	II-1

III	—	Death benefit example	III-1

IV	—	State contract availability and/or variations of certain features and benefits	IV-1

Statement of additional information

4

Index of key words and phrases

This index should help you locate more information on the terms used in this prospectus.

Page

account value	42
annuity payout options	53
Equitable Access Account	60
beneficiary	60
beneficiary continuation option	60
business day	79
cash value	42
certificate	1
contract date	32
contract date anniversary	32
contract year	32
contributions	14
disruptive transfer activity	8
DOL	32
EDC	1
ERISA	32, 74
elective deferral contributions	64
fixed maturity amount	29
fixed maturity option	29
Guaranteed Annual Withdrawal Amount	33
guaranteed interest option	29
Guaranteed Transfer Withdrawal Rate	34
Guaranteed Withdrawal Rate	34
investment options	1, 15
market adjusted amount	29
market timing	44
market value adjustment	29

Page

maturity value	29
net loan interest charge	52
Non-Personal Income Benefit investment options	33, 43
Online Account Access	7
partial withdrawals	48
participant	1
participation date	14
participation date anniversary	14
participation year	14
Personal Income Benefit	33
Personal Income Benefit account value	33
Personal Income Benefit charge	58
Personal Income Benefit variable investment options	33
portfolio	2
processing office	7
rate to maturity	29
Required Beginning Date	73
SAI	2
SEC	1
salary reduction contributions	63, 64
TOPS	7
TSA	64
Trusts	2, 17, 77
unit	42
unit investment trust	77
variable investment options	1, 16

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

Prospectus	Contract or Supplemental Materials
account value	Annuity Account Value

unit	Accumulation unit

unit value	Accumulation unit value

5

The Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

6

How to reach us

Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

For contributions sent by regular mail:

Equitable

EQUI-VEST®

Unit Annuity Lockbox

P.O. Box 13463

Newark, NJ 07188-0463

For TSA and governmental employer EDC loan repayments sent by regular mail:

Equitable

EQUI-VEST®

Loan Repayments Lockbox

P.O. Box 13496

Newark, NJ 07188-0496

For contributions sent by express delivery:

Equitable

JPMorganChase

EQUI-VEST® Lockbox #13463

4 Chase Metrotech Center (7th Floor)

Brooklyn, NY 11245-0001

Telephone number to be listed on express mail packages

Attn: Extraction Supervisor, (718) 242-0716

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sentby regular mail:

Equitable

EQUI-VEST® Processing Office

P.O. Box 4956

Syracuse, NY 13221-4956

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by express delivery:

Equitable

EQUI-VEST® Processing Office

100 Madison Street, Suite 1000

Syracuse, NY 13202

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.

Reports we provide:

•	confirmation notices of financial transactions; and

•

quarterly statements of your contract values as of the close of each calendar quarter including your Guaranteed Annual Withdrawal Amount, if applicable, as of the beginning and end of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.

Telephone operated program support (“TOPS”) and Online Account Access systems

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

•	your current account value;

•	your current allocation percentages;

•	the number of units you have in the variable investment options;

•	rates to maturity for fixed maturity options;

•	the daily unit values for the variable investment options; and

•	the Guaranteed Withdrawal Rate and the Guaranteed Transfer Withdrawal Rate.

You can also:

•

change your allocation percentages and/or transfer among the Non-Personal Income Benefit variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options); and

•	change your TOPS personal identification number (“PIN”) (through TOPS only) and your Online Account Access password (through Online Account Access only).

Under TOPS only you can:

•	elect the investment simplifier.

Under Online Account Access only you can:

•	elect to receive certain contract statements electronically;

•	change your address;

•	make loan repayments;

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•	access “Frequently Asked Questions” and certain service forms; and

•	obtain performance information regarding the variable investment options.

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free (800) 755-7777. You may use Online Account Access by visiting our website at www.equitable.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “Transferring your money among investment options” later in this prospectus).

We reserve the right to discontinue offering TOPS at any time in the future.

Customer service representative:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at (800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.

Toll-free telephone service:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

We require that the following types of communications be on specific forms we provide for that purpose:

(1)	election of the investment simplifier;

(2)	election of the automatic deposit service (TSA certificates only);

(3)	election of the rebalancing program;
(4)	election of required minimum distribution (“RMD”) automatic withdrawal option;

(5)	election of beneficiary continuation option;

(6)	transfer/rollover of assets to another carrier;

(7)	request for a loan;

(8)	tax withholding election;

(9)	certificate surrender and withdrawal requests;

(10)	requests to make an initial allocation to the Personal Income Benefit variable investment options;

(11)	election to begin withdrawals under the Personal Income Benefit;

(12)	automatic transfer of the principal portion of loan repayments to your investment options according to your investment allocation instructions currently on file;

(13)	requests for enrollment in either our Maximum payment plan or Customized payment plan (for the Personal Income Benefit only); and

(14)	death claims.

We anticipate requiring status documentation in the case of certain changes of ownership or address changes where Foreign Account Tax Compliance Act (“FATCA”) withholding could be required. See “Tax Information” later in this Prospectus.

We also have specific forms that we recommend you use for the following types of requests:

(1)	beneficiary changes; and

(2)	transfers among investment options.

To change or cancel any of the following we require written notification generally at least seven calendar days before the next scheduled transaction:

(1)	investment simplifier;

(2)	rebalancing program;

(3)	systematic withdrawals; and

(4)	the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your certificate number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Online Account Access system to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online.

Signatures:

The proper person to sign forms, notices and requests is the participant and in some cases the employer, if the plan requires it.

eDelivery:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.equitable.com.

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EQUI-VEST® Strategies (Series 900) group annuity contract at a glance — key features

Professional investment management	EQUI-VEST® Strategies’ variable investment options invest in different portfolios sub-advised by professional investment advisers.
Variable Investment Options	The Variable Investment Options for which information is provided in this prospectus are available under the contract, subject to state regulatory approval and availability under your employer’s plan.
Guaranteed interest option	• Principal and interest guarantees • Interest rates set periodically
Fixed maturity options	• 10 fixed maturity options with maturities ranging from approximately 1 to 10 years. • Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
If you make any withdrawals (including transfers, surrender or termination of your certificate or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option.
Tax considerations	• No tax on earnings inside the contract until you make withdrawals from your certificate or receive annuity payments.
• No tax on transfers among investment options inside the contract.
Because you are purchasing or contributing to an annuity contract to fund a tax-qualified employer sponsored retirement arrangement you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these contracts, employers should consider whether its features and benefits beyond tax deferral meet participant’s needs and goals. Employers may also want to consider the relative features, benefits and costs of these contracts with any other investment that participants may use in connection with their retirement plan or arrangement. Depending on the participant’s personal situation, the contract’s guaranteed benefits may have limited usefulness because of required minimum distributions. (For more information, see “Tax information” later in this prospectus.)
Personal Income Benefit	If available, the Personal Income Benefit guarantees that you can take withdrawals from your Personal Income Benefit account value up to your Guaranteed Annual Withdrawal Amount beginning at age 65 or later and subject to a distributable event. (For example, the plan terminates or when you are no longer employed by the employer sponsoring the plan. Some plans, however, may allow participants to begin taking Guaranteed Annual Withdrawal Amount payments while still employed by the employer sponsoring the plan.) Withdrawals of your Guaranteed Annual Withdrawal Amount between the ages of 59 1/2 and 65 are available but will result in a reduced Guaranteed Annual Withdrawal Amount. Withdrawals are taken from your Personal Income Benefit account value and continue during your lifetime even if your Personal Income Benefit account value falls to zero (unless the reduction to zero is caused by a withdrawal that exceeds your Guaranteed Annual Withdrawal Amount). Early withdrawals from your Personal Income Benefit account value or withdrawals from your Personal Income Benefit account value that exceed your Guaranteed Annual Withdrawal Amount may significantly reduce or eliminate the value of the Personal Income Benefit. Amounts allocated in connection with the Personal Income Benefit feature are limited to the Personal Income Benefit variable investment options. You generally may not transfer amounts out of the Personal Income Benefit variable investment options to the Non-Personal Income Benefit investment options. For more information, see “Personal Income Benefit” in “Contract features and benefits” later in this prospectus.
Contribution amounts	• $20 (minimum) each contribution • Maximum contribution limitations apply to all contracts.
In general, contributions are limited to $1.5 million ($500,000 for owners or annuitants who are age 81 and older at issue) under all EQUI-VEST® series contracts with the same participant or owner. Also, we may refuse to accept any contribution if the sum of all contributions under all of our annuity accumulation contracts/certificates of which you are owner or under which you are the participant would total $2,500,000. Upon advance notice to you, we may exercise certain rights we have under the contract/certificate regarding contributions. We may also, at any time, exercise our right to close a variable investment option to new contributions or transfers. For more information, see “How you can contribute to your certificate” in “Contract features and benefits” later in this prospectus.

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Access to your money

•   Partial withdrawals

•   Loans (if permitted by your plan)

•   Withdrawals of your Guaranteed Annual Withdrawal Amount (if you funded the Personal Income Benefit feature)

•   Several periodic withdrawal options

•   Certificate surrender

Withdrawals are subject to the terms of the plan and may be limited. You may incur a withdrawal charge for certain withdrawals or if you surrender your certificate. You may also incur income tax and a penalty tax.

Death Benefit Protection	The contract provides a death benefit for the beneficiary. The death benefit is equal to the account value or the standard death benefit, whichever is higher. However, if you elect the enhanced death benefit, the death benefit is equal to your account value (less any outstanding loan and accrued loan interest) or the enhanced death benefit, whichever is higher.
Payout options	• Fixed annuity payout options • Variable Immediate Annuity payout options (described in a separate prospectus for that option)
Additional features

•   Dollar cost averaging by automatic transfers

—  Interest sweep option

—  Fixed dollar option

•   Rebalancing of your Non-Personal Income Benefit account value (quarterly, semiannually, and annually)

•   No charge on transfers among investment options

•   Waiver of withdrawal charge under certain circumstances

•   Beneficiary continuation option

•   Access to the ProNvest Managed Account Service

Fees and Charges	Please see “Fee table” later in this prospectus for complete details.
Participant issue ages	• 0-85

The table above summarizes only certain current key features and benefits of the contract. The table also summarizes certain current limitations, restrictions and exceptions to those features and benefits that we have the right to impose under the contract and that are subject to change in the future. In some cases, other limitations, restrictions and exceptions may apply, or may be imposed by employers under their plans. The contract may not currently be available in all states. Certain features and benefits described in this prospectus, including the availability of all investment options, may vary in your state or at certain ages or under your investment method; all features and benefits may not be available in all contracts or in all states. Your employer may elect not to offer all of the investment options under the contract as described in this prospectus. Please see Appendix IV later in this prospectus for more information on state availability and/or variations of certain features and benefits.

The general obligations and any guaranteed benefits under the contract, including the Personal Income Benefit, are supported by the Company’s general account and are subject to the Company’s claims paying ability. Owners and participants should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

For more detailed information, we urge you to read the contents of this prospectus, as well as your certificate. This prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The group deferred annuity contract, your participation certificate and any endorsements, riders and data pages are the entire contract between you and the Company. The prospectus and participation certificate should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your certificate, you may return it to us for a refund within a certain number of days. Please see “Your right to cancel within a certain number of days” in “Contract features and benefits” later in this prospectus for additional information.

The EQUI-VEST® contract and its riders are made available to either all plan participants or, in the case of the Personal Income Benefit, a group of plan participants. For retirement plans subject to nondiscrimination testing, we believe that a plan’s offering of the Personal Income Benefit does not discriminate in favor of highly compensated employees because it satisfies both the current availability and the effective availability tests of Treasury Regulation section 1.401(a)(4)-4. However, plan sponsors should consult with an independent tax or ERISA advisor to discuss use of the Personal Income Benefit in the specific context of a plan subject to such testing.

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Fee table

The first table describes fees and expenses that you will pay at the time that you make certain withdrawals, surrender your certificate or make certain transfers and rollovers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

Charges we deduct from your account value at the time you request certain transactions
Maximum withdrawal charge as a percentage of the amount withdrawn (deducted when you surrender your certificate or make certain withdrawals)	6.00%

Charge for third-party transfer or direct rollover(1)	$65 maximum per participant for each occurrence;
Special services charges	currently $25 per participant for each occurrence
• Wire transfer charge(2)	$90 (current and maximum)
• Express mail charge(2)	$35 (current and maximum)

The following tables describe the fees and expenses that you will pay periodically during the time that you participate in the contract, not including underlying Trust portfolio fees and expenses.

Charges we deduct from your account value on each participation date anniversary(3)
Maximum annual administrative charge	The lesser of a current charge of $30 (maximum $65) or 2% of your account value plus any prior withdrawals during the participation year.
Net loan interest charge — (calculated as a percentage of the outstanding loan amount and deducted at the time the loan repayment is received)	2.00%(4)

Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets

Separate Account annual expenses	0.25% to 1.20% (maximum)

Charges we deduct from your account value each year if you elect the enhanced death benefit

Enhanced death benefit charge (as a percentage of your account value) is deducted annually on each participation date anniversary	0.15% (maximum)

Charges we deduct from your Personal Income Benefit account value each year if you elect the following benefit

Personal Income Benefit charge (calculated as a percentage of your Personal Income Benefit account value)(5)	1.00% (current and maximum)

Please see “Personal Income Benefit” in “Contract features and benefits” for more information about this feature, and “Personal Income Benefit charge” in “Charges and expenses” later in this prospectus.

You also bear your proportionate share of all fees and expenses paid by a “portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own your certificate. These fees and expenses are reflected in the portfolio’s net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio’s fees and expenses is contained in the Trust prospectus for the portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(*)	Lowest 0.58%	Highest 1.93%

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Notes:

(*)

“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2021 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2021. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements(6)	Lowest 0.58%	Highest 1.75%

For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)	This charge will never exceed 2% of the amount disbursed or transferred.

(2)	Unless you specify otherwise, this charge will be deducted from the amount you request.

(3)

Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to the contract. The charge is determined through an arrangement between your Employer and a third-party. We will remit the amount withdrawn to either your Employer or your Employer’s designee. Please refer to your contract for more information.

(4)

We charge interest on loans under your certificate but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans” under “Accessing your money” later in this prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(5)

If the certificate is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped on any date other than your participant date anniversary, we will deduct a pro rata portion of the charge for that year.

(6)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

Examples: EQUI-VEST® Strategies contracts

These examples are intended to help you compare the cost of investing in the EQUI-VEST® Strategies contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and the underlying Trust fees and expenses (including the underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The guaranteed interest option and the fixed maturity options are not covered in these examples. However, the withdrawal charge, the enhanced death benefit charge, the third-party transfer or rollover charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the guaranteed interest option and the fixed maturity options. The examples assume the election of the enhanced death benefit. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

Both examples below show the expenses a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2019, which results in an estimated annual charge of 0.0538% of total account value.

These examples should not be considered a representation of past or future expenses for the options shown. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in these examples is not an estimate or guarantee of future investment performance.

The first example assumes that you invest $10,000 in the Personal Income Benefit variable investment options for the time periods indicated, and that your investment has a 5% return each year. Other than the charge for the Personal Income Benefit, the example also assumes separate account annual expenses and that amounts are allocated to the Personal Income Benefit variable investment options that invest in portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before expense limitations).

	If you surrender your certificate at the end of the applicable time period				If you do not surrender your certificate at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Personal Income Benefit investment options	$915	$1,679	$2,464	$4,006	$368	$1,117	$1,887	$3,903
(b) assuming minimum fees and expenses of any of the Personal Income Benefit investment options	$901	$1,639	$2,398	$3,876	$353	$1,074	$1,817	$3,772

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The second example assumes that you invest $10,000 in the Non-Personal Income Benefit variable investment options for the time periods indicated, with no allocations to the Personal Income Benefit variable investment options and that your investment has a 5% return each year. The example also assumes separate account annual expenses and that amounts are allocated to the Non-Personal Income Benefit variable investment options that invest in portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before expense limitations).

	If you surrender your certificate at the end of the applicable time period				If you do not surrender your certificate at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$898	$1,630	$2,384	$3,848	$350	$1,065	$1,802	$3,744
(b) assuming minimum fees and expenses of any of the Portfolios	$764	$1,231	$1,727	$2,497	$208	$643	$1,103	$2,377

Condensed financial information

Please see Appendix I at the end of this prospectus for information about the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2019.

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1. Contract features and benefits

How you can contribute to your certificate

Payments made to us are called “contributions.” We require a minimum contribution amount of $20. If the total annual contributions to a TSA contract will be at least $200 annually, we may accept contributions of less than $20. We may, at any time, exercise our right to close a variable investment option to new contributions or transfers. The following table summarizes our rules regarding contributions to your certificate.

The 12-month period beginning on the participant’s date and each 12-month period thereafter is a “participation year.” The “participation date” means the earlier of (a) the business day on which we issue a certificate to the Plan participant under the EQUI-VEST® Strategies contract and (b) the business day on which the first contribution for the Plan participant is received at our processing office. For example, if your participation date is May 1, your participation date anniversary is April 30.

We reserve the right, in our sole discretion, to discontinue the acceptance of, and/or place limitations on contributions and transfers into the certificate and/or certain investment options. If you activated the Personal Income Benefit feature and we exercise our right to discontinue the acceptance of, and/or place limitations on contributions and transfers into the Personal Income Benefit variable investment options, you may no longer be able to fund your Personal Income Benefit feature. This means that if you have not yet allocated amounts to the Personal Income Benefit variable investment options, you may not be able to fund the Personal Income Benefit feature at all. This also means that if you have already funded the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, you may no longer be able to increase your Guaranteed Annual Withdrawal Amount through contributions and transfers.

Contract type	Source of contributions	Limitations on contributions
TSA

•   Employer-remitted employee salary reduction and/or various types of employer contributions.

•   Additional “catch-up” contributions.

•   Only if plan permits, “designated Roth” contributions under Section 402A of the Code.

•   Only if plan permits, direct plan-to-plan transfers from another 403(b) plan or contract exchanges from another 403(b) contract under the same plan.

•   Only if plan permits, eligible rollover distributions from other 403(b) plans, qualified plans, governmental employer 457(b) EDC plans and traditional IRAs.

•   For 2020, maximum amount of employer and employee contributions is generally the lesser of $57,000 or 100% of compensation, with maximum salary reduction contribution of $19,500

•   If employer’s plan permits, an individual at least age 50 at any time during 2020 can make up to $6,500 additional salary reduction “catch-up” contributions.

•   All salary reduction contributions (whether pre-tax or designated Roth) may not exceed the total maximum (For 2020, $19,500 and age 50 catch-up of $6,500).

•   After lifetime required minimum distributions must start, rollover or direct transfer contributions must be net of any required minimum distributions.

•   Different sources of contributions and earnings may be subject to withdrawal restrictions.

Governmental Employer EDC

•   Employer-remitted employee salary reduction and/or employer contributions.

•   Additional “age 50 catch-up” contributions.

•   Only if plan permits, “designated Roth” contributions under Sections 457 and 402A of the Code.

•   Only if the plan permits, eligible rollover distributions from other governmental employer 457(b) EDC plans, 403(b) plans, qualified plans and traditional IRAs.

•   Contributions subject to plan limits. Maximum contribution for 2020 is lesser of $19,500 or 100% of includible compensation.

•   If plan permits, an individual may make catch-up contributions for 3 years of service preceding plan retirement age; 2020 maximum is $39,000.

•   If governmental employer 457(b) EDC plan permits, an individual at least age 50 at any time during 2020 can make up to $6,500 additional salary reduction “catch-up” contributions. This must be coordinated with the “catch-up” contributions for 3 years of service preceding plan retirement age.

See “Tax information” later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your certificate, see “Dates and prices at which certificate events occur” in “More information” later in this prospectus. Please review your certificate for information on contribution limitations.

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How EQUI-VEST® Strategies is available

The contract is offered to fund certain TSA and governmental employer EDC plans. The plan trustee or the employer will be the EQUI-VEST® Strategies contract holder and participants under the plans will be covered by the contract. The maximum issue age for the participant is 85.

How contributions can be made

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars and made payable to “Equitable.” We do not accept third-party checks endorsed to us except for rollover contributions, or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For certain employer-remitted salary reduction contracts, it is possible that we may receive your initial contribution prior to Equitable Advisors, LLC (Equitable Financial Advisors in Michigan and Tennessee), (“Equitable Advisors”) receiving your application. In this case, we will hold the contribution, whether received via check or wire, in a non-interest bearing “Special Bank Account for the Exclusive Benefit of Customers.” If Equitable Advisors does not receive your application within 20 business days, we will return your contribution to your employer or its designee.

If Equitable Advisors receives your application within this timeframe, Equitable Advisors will direct us to continue to hold your contribution in the special bank account noted immediately above while Equitable Advisors ensures that your application is complete and suitability standards are met. Equitable Advisors will either complete this process or instruct us to return your contribution to your employer or its designee within the applicable Financial Industry Regulatory Authority (“FINRA”) time requirements. Upon timely and successful completion of this review, Equitable Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete enrollment form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to your employer or its designee, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

Our “business day” is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see “Dates and prices at which contract events occur” in “More information” later in this Prospectus.

Your employer can discontinue contributions at any time. We can discontinue contributions under the contract upon a material breach by your employer of the terms and conditions of the contract. If contributions are discontinued, all terms and conditions of the contract will still apply, however, no additional contributions will be accepted by us.

What are your investment options under the contract?

Your investment options, subject to any employer plan limitations, are the variable investment options, the guaranteed interest option, and the fixed maturity options available under the investment method you or your employer selects. See “Selecting your investment method” later in this prospectus. We may, at any time, exercise our rights to change, limit or amend the number of investment options an employer may elect or to close a variable investment option to new contributions or transfers.

Subject to availability in your plan, if you are between the ages of 45 and 85, you have the option of allocating amounts to the Personal Income Benefit variable investment options. Allocations may be made by salary deferral contributions (pre-tax and Roth), employer contributions, and lump sum transfers and rollover contributions from another provider. Your allocation to the Personal Income Benefit variable investment options may also be a transfer from your Non-Personal Income Benefit investment options. Your initial allocation to the Personal Income Benefit variable investment options must total at least $1,000.

The amounts that you allocate to the Personal Income Benefit variable investment options may represent all or just a portion of your contribution or transfer. In other words, you do not have to allocate the full amount of any contribution or transfer to the Personal Income Benefit variable investment options. Through your allocation instructions to us, you can select from among the Personal Income Benefit variable investment options and the Non-Personal Income Benefit investment options available to you. Also, if you allocate amounts to the Personal Income Benefit variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop future allocations to these investment options. Once you begin receiving your Guaranteed Annual Withdrawal Amount payments, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options. Also, we reserve the right to limit or terminate contributions and transfers to the Personal Income Benefit variable investment options.

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By allocating at least $1,000 of your total contribution or transfer amount to the Personal Income Benefit variable investment options, you are activating the Personal Income Benefit feature. This is the only way in which you can activate this benefit. No other action is required of you. If you do not wish to activate the Personal Income Benefit feature, you should not allocate any amount to the Personal Income Benefit variable investment options. All amounts allocated to the Personal Income Benefit variable investment options are subject to the terms and conditions of the Personal Income Benefit feature. Also, please note that a separate charge for the Personal Income Benefit feature will be incurred as of the date you allocate amounts to the Personal Income Benefit variable investment options.

Once you allocate amounts to the Personal Income Benefit variable investment options, such amounts may be transferred among the Personal Income Benefit variable investment options, but generally may not be transferred to the Non-Personal Income Benefit investment options. The Personal Income Benefit feature is discussed in detail later in this section under “Personal Income Benefit.”

Currently, the Personal Income Benefit variable investment options are limited to those listed below. It is important to note that they are also available without the Personal Income Benefit feature. To show that these variable investment options are available both with and without the Personal Income Benefit feature, our administrative forms and website often show separate lists for the Personal Income Benefit variable investment options and the Non-Personal Income Benefit variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the Personal Income Benefit feature and those amounts that you wish to have allocated to your Non-Personal Income Benefit variable investment options.

For allocations to your Personal Income Benefit account value	For allocations to your Non- Personal Income Benefit account value
• Personal Income Benefit EQ/Balanced Strategy	• EQ/Balanced Strategy
• Personal Income Benefit EQ/Conservative Growth Strategy	• EQ/Conservative Growth Strategy
• Personal Income Benefit EQ/Conservative Strategy	• EQ/Conservative Strategy
• Personal Income Benefit EQ/Moderate Growth Strategy	• EQ/Moderate Growth Strategy
• Personal Income Benefit EQ/AB Dynamic Moderate Growth	• EQ/AB Dynamic Moderate Growth

Variable Investment Options

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

You can choose from among the variable investment options, the guaranteed interest option and fixed maturity options, subject to certain restrictions and your employer’s plan limitations.

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Portfolios of the Trusts

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors and Equitable Distributors, LLC (“Equitable Distributors”) (together, the “Distributors”) directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The affiliated Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

The Company or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios’ average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company and/or its affiliates may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the ”EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their total account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓” under the column entitled “Volatility Management.”

You should be aware that having the Personal Income Benefit and/or certain other guaranteed benefits, limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. See “Allocating your contributions” under “Contract features and benefits” for more information about the investment restrictions under your contract.

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Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy), and investment option restrictions in connection with any guaranteed benefit that include these Portfolios are designed to reduce the overall volatility of your total account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your total account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). This may effectively suppress the value of guaranteed benefit(s) that are eligible for periodic Ratchet Base resets because your Ratchet Base is available for resets only when your Personal Income Benefit account value is higher. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a “Δ” under the column entitled “Volatility Management.” Any such unaffiliated Portfolio is not identified under “Volatility Management” below in the chart. Such techniques could also impact your total account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Asset Transfer Program.  Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

EQ Premier VIP Trust(++) Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AGGRESSIVE ALLOCATION	Class B	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE ALLOCATION	Class B	Seeks to achieve a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE-PLUS ALLOCATION	Class B	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓

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EQ Premier VIP Trust(++) Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/CORE PLUS BOND*(1)	Class A	Seeks to achieve high total return through a combination of current income and capital appreciation.	• AXA Investment Managers, Inc. • Brandywine Global Investment Management, LLC • Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.
EQ/MODERATE ALLOCATION	Class A	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE-PLUS ALLOCATION	Class B	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
TARGET 2015 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2025 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2035 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2045 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2055 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT DOUBLELINE DYNAMIC ALLOCATION	Class IB	Seeks to achieve total return from long-term capital appreciation and income.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT DOUBLELINE OPPORTUNISTIC BOND	Class IB	Seeks to maximize current income and total return.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT EQUITY INCOME	Class IB	Seeks a combination of growth and income to achieve an above-average and consistent total return.	• Barrow, Hanley, Mewhinney & Strauss LLC • Equitable Investment Management Group, LLC
1290 VT GAMCO MERGERS & ACQUISITIONS	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.

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EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT GAMCO SMALL COMPANY VALUE	Class IB	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT HIGH YIELD BOND	Class IB	Seeks to maximize current income.	• AXA Investment Managers, Inc. • Equitable Investment Management Group, LLC • Post Advisory Group, LLP
1290 VT SMALL CAP VALUE*(2)	Class IB	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Horizon Kinetics Asset Management LLC
1290 VT SMARTBETA EQUITY*(3)	Class IB	Seeks to achieve long-term capital appreciation.	• AXA Rosenberg Investment Management, LLC • Equitable Investment Management Group, LLC
1290 VT SOCIALLY RESPONSIBLE	Class IB	Seeks to achieve long-term capital appreciation.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/400 MANAGED VOLATILITY	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/500 MANAGED VOLATILITY	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/2000 MANAGED VOLATILITY	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/AB DYNAMIC MODERATE GROWTH	Class IB	Seeks to achieve total return from long-term growth of capital and income.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC	Δ
EQ/AB SMALL CAP GROWTH	Class IA	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/AGGRESSIVE GROWTH STRATEGY*(4)	Class IB	Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓

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EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/ALL ASSET GROWTH ALLOCATION*(5)	Class IB	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC
EQ/AMERICAN CENTURY MID CAP VALUE*(6)		Seeks to achieve long-term capital growth. Income is a secondary objective.	• American Century Investment Management, Inc. • Equitable Investment Management Group, LLC
EQ/BALANCED STRATEGY	Class IB	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/BLACKROCK BASIC VALUE EQUITY	Class IB	Seeks to achieve capital appreciation and secondarily, income.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/CAPITAL GROUP RESEARCH*(7)	Class IB	Seeks to achieve long-term growth of capital.	• Capital International, Inc. • Equitable Investment Management Group, LLC
EQ/CLEARBRIDGE LARGE CAP GROWTH	Class IB	Seeks to achieve long-term capital growth.	• ClearBridge Investments, LLC • Equitable Investment Management Group, LLC
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	Class IB	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • ClearBridge Investments, LLC • Equitable Investment Management Group, LLC	✓
EQ/COMMON STOCK INDEX	Class IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/CONSERVATIVE GROWTH STRATEGY	Class IB	Seeks current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE STRATEGY	Class IB	Seeks a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CORE BOND INDEX	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.

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EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/EMERGING MARKETS EQUITY PLUS	Class IB	Seeks to achieve long-term growth of capital.	• AllianceBernstein • EARNEST Partners, LLC L.P. • Equitable Investment Management Group, LLC
EQ/EQUITY 500 INDEX	Class IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500 Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500 Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • FIAM LLC
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	Class IB	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Franklin Advisers, Inc.	✓
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	Class IB	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Franklin Mutual Advisers, LLC	✓
EQ/GLOBAL BOND PLUS	Class IB	Seeks to achieve capital growth and current income.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Wells Fargo Asset Management (International), Limited and Wells Capital Management, Inc.
EQ/GLOBAL EQUITY MANAGED VOLATILITY	Class IB	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Morgan Stanley Investment Management Inc.	✓
EQ/GOLDMAN SACHS MID CAP VALUE	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Goldman Sachs Asset Management, L.P.
EQ/INTERMEDIATE GOVERNMENT BOND	Class IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.

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EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Equitable Investment Management Group, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓
EQ/INTERNATIONAL EQUITY INDEX	Class IA	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/INTERNATIONAL MANAGED VOLATILITY	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	Class IB	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Harris Associates LP	✓
EQ/INVESCO COMSTOCK	Class IB	Seeks to achieve capital growth and income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/INVESCO GLOBAL*(8)	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/INVESCO GLOBAL REAL ESTATE	Class IB	Seeks to achieve total return through growth of capital and current income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Invesco Asset Management Ltd.
EQ/INVESCO INTERNATIONAL GROWTH	Class IB	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/JANUS ENTERPRISE*(9)	Class IB	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Capital Management LLC
EQ/JPMORGAN VALUE OPPORTUNITIES	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • J.P. Morgan Investment Management Inc.

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EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/LARGE CAP CORE MANAGED VOLATILITY	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Capital International, Inc. • Equitable Investment Management Group, LLC • Thornburg Investment Management, Inc. • Vaughan Nelson Investment Management	✓
EQ/LARGE CAP GROWTH INDEX	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	Class IB	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   Equitable Investment Management Group, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓
EQ/LARGE CAP VALUE INDEX	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Class IA	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓
EQ/LAZARD EMERGING MARKETS EQUITY	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Lazard Asset Management LLC
EQ/LOOMIS SAYLES GROWTH	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.

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EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MFS INTERNATIONAL GROWTH	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS INTERNATIONAL INTRINSIC VALUE*(10)	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)
EQ/MFS MID CAP FOCUSED GROWTH	Class IB	Seeks to provide growth of capital.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS TECHNOLOGY	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)
EQ/MFS UTILITIES SERIES	Class IB	Seeks to achieve total return.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)
EQ/MID CAP INDEX	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/MID CAP VALUE MANAGED VOLATILITY	Class IB	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Equitable Investment Management Group, LLC • Wellington Management Company, LLP	✓
EQ/MODERATE GROWTH STRATEGY	Class IB	Seeks long-term capital appreciation and current income, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓

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EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MORGAN STANLEY SMALL CAP GROWTH(*)(11)	Class IB	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Morgan Stanley Investment Management Inc.
EQ/MONEY MARKET(†)	Class IA	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC
EQ/PIMCO GLOBAL REAL RETURN	Class IB	Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO ULTRA SHORT BOND	Class IB	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/QUALITY BOND PLUS	Class IA	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company, LLC
EQ/SMALL COMPANY INDEX	Class IB	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/T. ROWE PRICE GROWTH STOCK	Class IB	Seeks to achieve long-term capital appreciation and secondarily, income.	• Equitable Investment Management Group, LLC • T. Rowe Price Associates, Inc.
EQ/WELLINGTON ENERGY	Class IB	Seeks to provide capital growth and appreciation.	• Equitable Investment Management Group, LLC • Wellington Management Company, LLP
MULTIMANAGER AGGRESSIVE EQUITY	Class IA	Seeks to achieve long-term growth of capital.

•   1832 Asset Management U.S., Inc.

•   AllianceBernstein L.P.

•   ClearBridge Investments, LLC

•   Equitable Investment Management Group, LLC

•   T. Rowe Price Associates, Inc.

•   Westfield Capital Management Company, L.P.

26

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
MULTIMANAGER CORE BOND	Class IB	Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.	• BlackRock Financial Management, Inc. • DoubleLine Capital L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC • SSgA Funds Management, Inc.
MULTIMANAGER TECHNOLOGY	Class IB	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series II Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
INVESCO V.I. HIGH YIELD FUND	The fund’s investment objective is total return, comprised of current income and capital appreciation.	• Invesco Advisers, Inc. • Sub-Adviser: Invesco Canada Ltd.
INVESCO V.I. MID CAP CORE EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.
INVESCO V.I. SMALL CAP EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.

American Funds Insurance Series® – Class 4 Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
BOND FUND	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.	• Capital Research and Management Company

Ivy Variable Insurance Portfolios Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
IVY VIP HIGH INCOME	To seek to provide total return through a combination of high current income and capital appreciation.	• Ivy Investment Management Company (IICO)
IVY VIP SMALL CAP GROWTH	To seek to provide growth of capital.	• Ivy Investment Management Company (IICO)

MFS® Variable Insurance Trusts – Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
MFS® INVESTORS TRUST SERIES	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management

VanEck VIP Trust – S Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
VANECK VIP GLOBAL HARD ASSETS FUND	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	• Van Eck Associates Corporation
(†)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

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(++)	Formerly known as AXA Premier VIP Trust.
(*)

The chart below reflects the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the “FN” column corresponds with the number contained in the table above.

FN	Variable Investment Option’s Former Name

(1)	Charter Multi-Sector Bond

(5)	All Asset Growth-Alt 20

(7)	EQ/Capital Guardian Research

(8)	EQ/Oppenheimer Global

(10)	EQ/MFS International Value

(*)

This information reflects the merger of variable investment options. The chart below reflects the acquired variable investment which may continue to be used in certain documents for a period of time after the date of this prospectus, and the acquiring variable investment option. The number in the “FN” column corresponds with the number contained in the table above.

FN	Acquired Variable Investment Option	Acquiring Variable Investment Option

(2)	Charter Small Cap Value	1290 VT Small Cap Value

(3)	EQ/Templeton Global Equity Managed Volatility	1290 VT SmartBeta Equity

(4)	EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy

(5)	Charter Moderate	All Asset Growth-Alt 20

(6)	Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

(7)	EQ/UBS Growth and Income	EQ/Capital Guardian Research

(9)	Multimanager Mid Cap Growth	EQ/Janus Enterprise

(11)	Charter Small Cap Growth	EQ/Morgan Stanley Small Cap Growth

You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of the Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at (800) 628-6673.

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Guaranteed interest option

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in “More information” later in this prospectus.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)	the minimum interest rate guaranteed over the life of the certificate,

(2)	the annual minimum guaranteed interest rate for the calendar year, and

(3)	the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period.

The annual minimum guaranteed interest rate for 2020 ranges from 1% to 3% depending on your lifetime minimum guaranteed interest rate. The lifetime minimum guaranteed interest rate can range from 1.00% to 3.00% depending on the calendar year in which your certificate is issued. For new certificates issued in 2020, the lifetime minimum guaranteed interest rate is 1.00%. The lifetime minimum guaranteed interest rate is shown in your certificate. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current interest rates will never be less than the annual minimum guaranteed interest rate.

Fixed maturity options

We offer fixed maturity options with maturity dates generally ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the “rate to maturity” for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the “fixed maturity amount.”

Fixed maturity options generally range from one to ten years to maturity.

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option’s “maturity value.” Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your “market adjusted amount.”

Fixed maturity options and maturity dates.  As of May 1st, we currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten. Not all of these fixed maturity options will be available for participants ages 76 and older. See “Allocating your contributions.” As fixed maturity options expire, we expect to add maturity options so that generally ten fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

•	you previously allocated a contribution or made a transfer to the same fixed maturity option; or

•	the rate to maturity is 3%; or

•	the fixed maturity option’s maturity date is within 45 days; or

•	the fixed maturity option’s maturity date is later than the date annuity payments are to begin.

Your choices at the maturity date.  We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in “Allocating your contributions” would apply:

(a)	transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)	subject to plan restrictions, withdraw the maturity value (there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option’s maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). For more information see “About our fixed maturity options” in “More information” later in this prospectus. We may change our procedures in the future.

Market value adjustment.  If you make any withdrawals (including transfers, surrender or termination of your certificate or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The market value adjustment, positive or negative, resulting from

29

a withdrawal or transfer of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your certificate. The amount of the adjustment will depend on two factors:

(a)	the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)	the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in “More information” later in this prospectus. Appendix II at the end of this prospectus provides an example of how the market value adjustment is calculated.

Selecting your investment method

Your employer or you must choose one of the following two methods for selecting your investment options:

•

Maximum investment options choice. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

•

Maximum transfer flexibility. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

You may prefer the “Maximum investment options choice” method if investing in more conservative variable investment options is important to you. On the other hand, you may prefer the “Maximum transfer flexibility” method if you are less interested in investing in conservative variable investment options and want to be able to freely transfer amounts out of the guaranteed interest option. Please consult with your financial professional to determine which investment method is appropriate for you.

These investment methods do not apply to the Personal Income Benefit variable investment options. Regardless of whether you allocate amounts to the Personal Income Benefit variable investment options, you may select either investment method for your Non-Personal Income Benefit account value allocations.

Under either method, we may, at any time, exercise our right to close a variable investment option to new contributions or transfers.

Temporary removal of transfer restrictions that apply to the investment methods.  From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the “Maximum investment options choice” method, for a limited time there will be no restrictions on the amount you could transfer out of the guaranteed interest option listed in group “A.” If you elect the “Maximum transfer flexibility” method, for a limited time you will be able to use the fixed income variable investment options listed in group “B” as well as the fixed maturity options.

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the “Maximum investment options choice” method, limits on transfers out of the guaranteed interest option will again apply. If you elect the “Maximum transfer flexibility” method, you will no longer be permitted to allocate new contributions to, or transfer amounts into, the variable investment options in group B (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under “Maximum transfer flexibility” can remain in these options.

Investment Options

A

•	Guaranteed Interest Option

Domestic Equity

•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Small Cap Value(2)
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth
•	EQ/American Century Mid Cap Value(2)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Group Research(1)(2)
•	EQ/ClearBridge Large Cap Growth
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Equity 500 Index
•	EQ/Fidelity® Institutional AM® Large Cap
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Invesco Comstock
•	EQ/Janus Enterprise(2)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Loomis Sayles Growth
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS® Technology
•	EQ/MFS® Utilities
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Morgan Stanley Small Cap Growth(2)
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/Wellington Energy
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Small Cap Growth
•	MFS® Investors Trust
•	MFS® Massachusetts Investors Growth Stock
•	Multimanager Aggressive Equity
•	Multimanager Technology
•	VanEck VIP Global Hard Assets

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International/Global

•	1290 VT SmartBeta Equity(2)
•	EQ/Emerging Markets Equity PLUS
•	EQ Global Equity Managed Volatility
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Global(1)
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Lazard Emerging Markets Equity
•	EQ/MFS® International Growth
•	EQ/MFS International Intrinsic Value(1)

Asset Allocation

•	1290 VT DoubleLine Dynamic Allocation
•	EQ/AB Dynamic Moderate Growth
•	EQ/Aggressive Allocation
•	EQ/Aggressive Growth Strategy(2)
•	EQ/All Asset Growth Allocation(1)(2)
•	EQ/Balanced Strategy
•	EQ/Conservative Allocation
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Conservative-Plus Allocation
•	EQ/Franklin Balanced Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

B

Fixed income

•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT High Yield Bond
•	American Funds Insurance Series® Bond Fund
•	EQ/Core Bond Index
•	EQ/Core Plus Bond(1)
•	EQ/Global Bond PLUS
•	EQ/Intermediate Government Bond
•	EQ/Money Market
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	Invesco V.I. High Yield
•	Ivy VIP High Income
•	Multimanager Core Bond

(1)

This is the variable investment option’s new name. Please see “Portfolios of the Trusts” earlier in this prospectus for the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus.

(2)

This is the surviving variable investment option of a Portfolio merger. Please see “Portfolios of the Trust” earlier in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

Fixed maturity options

Transfer restrictions apply as indicated above under “Fixed maturity options and maturity dates.”

The Target Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Allocation investment option reaches its respective target date, we reserve the right to make it a group “B” investment option. Please note that if you select the “Maximum transfer flexibility” method, and you allocate any contributions or account value to any of the Target Allocation investment options, you will be deemed to have changed to the “Maximum investment options choice” method. This change to your investment method will occur when you change your allocation instruction to include a Target Allocation investment option or when you make a transfer to a Target Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the “B” investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the “Maximum transfer flexibility” method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may currently choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the “Maximum investment options choice” investment method.

ERISA considerations for employers

If the employer’s plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 (“ERISA”) Section 404(c), the employer or the plan trustee must make sure that the investment options chosen for the plan constitute a broad range of investment choices as required by the Department of Labor’s (“DOL”) regulation under ERISA Section 404(c). See “Tax information” later in this prospectus.

Allocating your contributions

Once your employer or you, whichever applies, have made your investment method choice, you may allocate your contributions to one or more or all of the investment options that have been chosen, subject to any restrictions under the investment method. However, you may not allocate more than one contribution to any one fixed maturity option. If you are age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. We may, at any time, exercise our right to close a variable investment option to new contributions or transfers. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in “Determining your certificate’s value” later in this prospectus.

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your Equitable Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

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Unallocated account

When we receive cash transferred from a prior funding vehicle, the transferred amount will be credited as one lump sum to the plan’s unallocated account. Any amount held in the plan’s unallocated account becomes part of our guaranteed interest option and will be credited with interest at the rate applicable to amounts held in the guaranteed interest option. The transferred amount will remain in the plan’s unallocated account until we have received all the information we require, including properly completed forms, to effect a transfer from the plan’s unallocated account to a participant account. With respect to each participant, we will allocate amounts to each participant’s account only after the employer provides instructions that are acceptable and necessary in order to complete the allocation process. We reserve the right to limit the period during which such instructions may be received to no more than 10 days from the initial transfer into the plan’s unallocated account and to return funds to the employer for which transfer information has not been timely received in good order. In no event will we hold the transferred assets in the unallocated account for more than 105 days from the contract date. Under no circumstances will we be required to transfer to participant accounts an amount in aggregate greater than the amount deposited by the employer plus such interest as we credited to the unallocated account, unless otherwise expressly agreed upon between the employer and us.

The employer is solely responsible for effectuating the asset transfers in accordance with all applicable laws and regulations.

The “contract date” is the effective date of a contract. This usually is the business day we receive the properly completed and signed employer application, along with any other required documents. The contract date will be shown in the contract. The 12-month period beginning on the contract date and each 12-month period after that date is a “contract year.” The end of each 12-month period is the “contract date anniversary.” For example, if your contract date is May 1, your contract date anniversary is April 30.

Personal Income Benefit variable investment options

Subject to availability in your plan and state, if you are between the ages of 45 and 85, for an additional charge you may activate the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options. Your initial allocation to the Personal Income Benefit variable investment options must total at least $1,000. For amounts you decide to allocate in connection with this feature, your investment options will be limited to the Personal Income Benefit variable investment options discussed in detail below. In general, allocating contributions and transfers to the Personal Income Benefit variable investment options is the primary way of increasing your Guaranteed Annual Withdrawal Amount. All amounts allocated to the Personal Income Benefit variable investment options are subject to the terms and conditions of the

Personal Income Benefit feature, which include restrictions on your ability to make transfers to the Non-Personal Income Benefit investment options.

You must select one of the investment methods discussed above (the “Maximum Investment options choice” and “Maximum transfer flexibility”) for your Non-Personal Income Benefit account value allocations. If you allocate account value to the Personal Income Benefit variable investment options, you may select either investment method for your Non-Personal Income Benefit account value.

The amounts you allocate to the Personal Income Benefit variable investment options may represent all, or a portion of, your contribution. If you allocate amounts to the Personal Income Benefit variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop allocations to these investment options.

Currently, the Personal Income Benefit variable investment options are limited to those listed below. It is important to note that they are also available without the Personal Income Benefit feature. To show that these variable investment options are available both with and without the Personal Income Benefit feature, our administrative forms and website often show separate lists for the Personal Income Benefit variable investment options and the Non-Personal Income Benefit variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the Personal Income Benefit feature and those amounts that you wish to have allocated to your Non-Personal Income Benefit variable investment options.

For allocations to your Personal Income Benefit account value	For allocations to your Non- Personal Income Benefit account value
• Personal Income Benefit EQ/Balanced Strategy	• EQ/Balanced Strategy
• Personal Income Benefit EQ/Conservative Growth Strategy	• EQ/Conservative Growth Strategy
• Personal Income Benefit EQ/Conservative Strategy	• EQ/Conservative Strategy
• Personal Income Benefit EQ/Moderate Growth Strategy	• EQ/Moderate Growth Strategy
• Personal Income Benefit EQ/AB Dynamic Moderate Growth	• EQ/AB Dynamic Moderate Growth

Upon advance notice to you, we reserve the right to add or remove Personal Income Benefit variable investment options at our sole discretion.

Please see “Personal Income Benefit” immediately below for more information about this feature.

Once your contributions are allocated to the investment options, they become a part of your account value. Amounts allocated to the Personal Income Benefit variable investment options will become part of your “Personal Income Benefit account value.” Amounts allocated to the other available investment options, or "Non-Personal Income Benefit investment options," will become part of your "Non-Personal

Income Benefit account value." We discuss account value in “Determining your certificate’s value” later in this prospectus.

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Personal Income Benefit

This section describes the Personal Income Benefit. The Personal Income Benefit may not be available in all contracts or in all states. See Appendix IV later in this prospectus for more information on state availability and/or variations of certain features and benefits. For an additional charge, the Personal Income Benefit guarantees that you can take withdrawals from your Personal Income Benefit account value up to a maximum amount per contract year (your “Guaranteed Annual Withdrawal Amount”) during your lifetime (or your spouse’s lifetime if Joint life payments are elected) even if your Personal Income Benefit account value falls to zero unless it is caused by a withdrawal that exceeds your Guaranteed Annual Withdrawal Amount. In order to activate the Personal Income Benefit, you must meet the following two requirements:

(1)	You must be between the ages of 45 and 85.

-AND-

(2)	You must allocate a minimum of $1,000 to your Personal Income Benefit account value, either through a new contribution or a one-time transfer from your Non-Personal Income Benefit account value.

As discussed in more detail below, the maximum Guaranteed Annual Withdrawal Amount is calculated based on contributions and transfers to your Personal Income Benefit account value, each multiplied by an applicable rate, plus any additional amount that may result from a Ratchet increase, described in more detail below.

The charge for the Personal Income Benefit will be deducted from your Personal Income Benefit account value on each participant date anniversary. For a description of how the charge is deducted, see “Personal Income Benefit charge” later in “Charges and expenses.”

For amounts allocated in connection with the Personal Income Benefit, your investment options will be limited to the Personal Income Benefit variable investment options. Amounts allocated to the Personal Income Benefit variable investment options make up your Personal Income Benefit account value. See “Personal Income Benefit variable investment options” in “Allocating your contributions” earlier in this section.

Please note that you are not required to activate the Personal Income Benefit and should consider the cost and benefits before doing so. You should not activate this benefit if you plan to take withdrawals from your Personal Income Benefit account value in excess of your Guaranteed Annual Withdrawal Amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see “Effect of Personal Income Benefit Early and Excess withdrawals” below in this section).

Prior to allocating amounts to the Personal Income Benefit variable investment options, you should check with your employer on the rules and limitations that may apply for taking withdrawals from your Personal Income Benefit account value.

Determining your Guaranteed Annual Withdrawal Amount

Your Guaranteed Annual Withdrawal Amount is calculated based on the following:

•	contributions to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Withdrawal Rate; plus

•	transfers to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Transfer Withdrawal Rate; plus

•

any Ratchet increase of your Ratchet Base on your participant date anniversary, multiplied by a weighted average of the Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates previously applied to your certificate.

These amounts will continue to be added together to arrive at your total Guaranteed Annual Withdrawal Amount. Your Guaranteed Annual Withdrawal Amount, as of the end of the quarter, will be shown on your Statement of Account. Once you begin to take Guaranteed Annual Withdrawal Amount payments:

•	contributions and transfers to the Personal Income Benefit variable investment options are not permitted;

•	your Guaranteed Annual Withdrawal Amount will never decrease as long as there are no Personal Income Benefit Excess withdrawals; and

•	your Guaranteed Annual Withdrawal Amount may increase as the result of a Ratchet increase of your Ratchet Base.

The Guaranteed Withdrawal Rate and Guaranteed Transfer Withdrawal Rate

With the Personal Income Benefit, there are two rates applicable at all times. We apply the Guaranteed Withdrawal Rate (“GWR”) to amounts you contribute to the Personal Income Benefit variable investment options, including salary deferral contributions and employer contributions. We apply the Guaranteed Transfer Withdrawal Rate (“GTWR”) to amounts you transfer to the Personal Income Benefit variable investment options from the other investment options in your EQUI-VEST® Strategies certificate, lump sum transfers from other providers and rollovers.

The GWR is tied to the Ten-Year Treasuries Formula Rate described below. The GWR is set at the beginning of each calendar quarter, however, we reserve the right to set the GWR at the beginning of each calendar month.

The GWR is calculated using the Ten-Year Treasuries in effect for that quarter, plus a percentage that ranges from 0.25% to 1.00% based on your age at the beginning of the calendar quarter. The percentage is 1.00% if you are between ages 45 and 50, and declines by 0.05% each year until it reaches 0.25% at age 65.

If, at the beginning of a calendar quarter, the GWR calculation results in a rate lower than 2.5%, we will set the rate to

33

a minimum of 2.5%. On the other hand, if the GWR calculation results in a rate greater than 7%, we are under no obligation to set that higher rate. In our sole discretion, we may declare a GWR that is greater, but not less than the rate generated by the GWR calculation.

•

Ten-Year Treasuries Formula Rate.  For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th of the last month of the preceding calendar quarter. U.S. Treasury rates will be determined from the Federal Reserve Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

The GTWR is set at the beginning of each month and will never be less than 2.5%. In our sole discretion, we may declare a GTWR that is greater than 2.5%.

Please note that while the GWR and GTWR are subject to the same stated minimum of 2.5%, we reserve the right to declare a GTWR that is higher or lower than the GWR. During certain periods, the declared rates for the GWR and GTWR may be the same.

The following examples are designed to show the basics as to how your Guaranteed Annual Withdrawal Amount is calculated. The Personal Income Benefit account value used in these examples is after the deduction of all applicable fees and charges.

EXAMPLE 1: Activating the Personal Income Benefit feature

Assume you are eligible to activate the Personal Income Benefit feature and have $50,000 in your EQUI-VEST® Strategies certificate. You then make a one-time transfer of $1,000 from your Non-Personal Income Benefit account value to the Personal Income Benefit variable investment options. The GTWR at the time is 3%. Your amounts under the Personal Income Benefit are calculated as follows:

•	Your Personal Income Benefit account value is $1,000.

•	Your Ratchet Base is $1,000.

•	Your Guaranteed Annual Withdrawal Amount (“GAWA”) is $30. ($1,000 x 3%).

EXAMPLE 2: Building your Guaranteed Annual Withdrawal Amount with Contributions

Assume you activated the feature as described in EXAMPLE 1 on December 1st and decide to make on-going contributions that amount to $200 to the Personal Income Benefit variable investment options on the 15th of each month for a six-month period starting in January of the following year. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of the GWR to six monthly contributions and the resulting values.

Date	Transfer	GTWR	New GAWA	Total GAWA	Ratchet Base(*)	Personal Income Benefit account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000

Date	Contribution	GWR	New GAWA	Total GAWA	Ratchet Base(*)	Personal Income Benefit account value
Jan. 15	$200	3%	$6	$36	$1,200	$1,200
Feb. 15	$200	3%	$6	$42	$1,400	$1,400
Mar. 15	$200	3%	$6	$48	$1,600	$1,600
Apr. 15	$200	4%	$8	$56	$1,800	$1,800
May 15	$200	4%	$8	$64	$2,000	$2,000
Jun. 15	$200	4%	$8	$72	$2,200	$2,200
(*)	The Ratchet Base is described in more detail below.

EXAMPLE 3: Building Your Guaranteed Annual Withdrawal Amount with Contributions and Transfers

Assume you activated the benefit as described in EXAMPLE 1 on December 1st and continue to make on-going contributions of $200 to the Personal Income Benefit variable investment options as described in EXAMPLE 2. For the purposes of this example, now assume that you make monthly transfers of $100 from your Non-Personal Income Benefit investment options to the Personal Income Benefit variable investment options on the 1st of each month beginning on January 1st. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of both the GWR and the GTWR at the same time, building your Guaranteed Annual Withdrawal Amount and Personal Income Benefit account value through both contributions and transfers.

Date	Transfer	GTWR	New GAWA	Total GAWA	Ratchet Base(*)	Personal Income Benefit account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000

Date	Contribution or Transfer	GWR or GTWR(**)	New GAWA	Total GAWA	Ratchet Base(*)	Personal Income Benefit account value
Jan. 1	$100	3%	$3	$33	$1,100	$1,100
Jan. 15	$200	3%	$6	$39	$1,300	$1,300
Feb. 1	$100	3%	$3	$42	$1,400	$1,400
Feb. 15	$200	3%	$6	$48	$1,600	$1,600
Mar. 1	$100	3%	$3	$51	$1,700	$1,700
Mar. 15	$200	3%	$6	$57	$1,900	$1,900
Apr. 1	$100	3.50%	$3.50	$60.50	$2,000	$2,000
Apr. 15	$200	4%	$8	$68.50	$2,200	$2,200
May 1	$100	3.50%	$3.50	$72	$2,300	$2,300
May 15	$200	4%	$8	$80	$2,500	$2,500

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Date	Contribution or Transfer	GWR or GTWR(**)	New GAWA	Total GAWA	Ratchet Base(*)	Personal Income Benefit account value
Jun. 1	$100	3.50%	$3.50	$83.50	$2,600	$2,600
Jun. 15	$200	4%	$8	$91.50	$2,800	$2,800
(*)	The Ratchet Base is described in more detail below.
(**)	The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.

Ratchet Base and the Annual Ratchet

The Personal Income Benefit feature includes a Ratchet component that may increase your Guaranteed Annual Withdrawal Amount based on the performance of your Personal Income Benefit variable investment options. Your Ratchet Base initially equals contributions and transfers to the Personal Income Benefit variable investment options and is recalculated on each participation date anniversary to equal the greater of your Personal Income Benefit account value and the most recent Ratchet Base. If your Personal Income Benefit account value is greater, we will “ratchet,” or increase, your Ratchet Base to equal your Personal Income Benefit account value. You are eligible for annual ratchets on each participation date anniversary both before and after you begin receiving your Guaranteed Annual Withdrawal Amount payments. If the Ratchet Base is increased, the difference between the prior Ratchet Base and the increased Ratchet Base will be multiplied by a weighted average of the previous Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates to determine the additional amount that will be added to your Guaranteed Annual Withdrawal Amount (the “Ratchet increase”). This weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base.

If an annual ratchet is not applicable on your participation date anniversary, the Ratchet Base will not be eligible for a ratchet until the next participation date anniversary. The Ratchet Base is decreased on a pro rata basis due to Early and Excess withdrawals. The Ratchet Base is not reduced by Guaranteed Annual Withdrawal Amount payments once you begin receiving such payments. Please note that it is less likely you will receive a Ratchet increase after you begin receiving your Guaranteed Annual Withdrawal Amount payments. See “Accessing your money” later in this prospectus.

The following examples are designed to show how the Ratchet Base works. In these examples, assume the Personal Income Benefit was activated on your participation date anniversary — December 1st. Next, assume that you make monthly contributions to the Personal Income Benefit variable investment options for 11 consecutive months with no transfers to the Personal Income Benefit variable investment options from your Non-Personal Income Benefit investment options. In order to demonstrate the operation of the annual ratchet of the Ratchet Base, and the Ratchet increase, further assume that your Personal Income Benefit account value at the end of the contract year is $3,000.

Date	Transfer	GTWR(*)	New GAWA	Total GAWA	Ratchet Base	Personal Income Benefit account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000

Date	Contribution	GWR(*)	New GAWA	Total GAWA	Ratchet Base	Personal Income Benefit account value(**)
Jan. 1	$100	3%	$3	$33	$1,100	$1,100
Feb. 1	$200	3%	$6	$39	$1,300	$1,280
Mar. 1	$100	3%	$3	$42	$1,400	$1,100
Apr. 15	$200	3.5%	$7	$49	$1,600	$1,600
May 1	$100	3.5%	$3.50	$52.50	$1,700	$1,760
Jun. 15	$200	3.5%	$7	$59.50	$1,900	$1,650
Jul. 1	$100	3.5%	$3.50	$63	$2,000	$2,100
Aug. 15	$200	3.5%	$7	$70	$2,200	$2,380
Sep. 1	$100	3.5%	$3.50	$73.50	$2,300	$2,580
Oct. 15	$200	3%	$6	$79.50	$2,500	$2,860
Nov. 1	$100	3%	$3	$82.50	$2,600	$2,960
(*)	The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.
(**)

The changes to the Personal Income Benefit account value represent hypothetical investment gains and losses due to the performance of the Personal Income Benefit variable investment options. This example shows a Personal Income Benefit account value that is greater than the Ratchet Base at the end of the participation year. Please note that if the Personal Income Benefit account value was lower than the Ratchet Base at the end of the participation year, there would be no annual ratchet and no increase to the Guaranteed Annual Withdrawal Amount.

In this example, on Dec. 1 (the participation date anniversary), the most recent Ratchet Base ($2,600) is compared to the Personal Income Benefit account value ($3,000) on the participation date anniversary. Because the Personal Income Benefit account value is greater, the Ratchet Base is increased to $3,000. The Total Guaranteed Annual Withdrawal Amount is also increased due to the $400 increase in the Ratchet Base. The increase to the Guaranteed Annual Withdrawal Amount is calculated by multiplying the increase to the Ratchet Base ($400) by the weighted average of the prior GWRs and GTWRs applied to contributions and transfers, any prior Ratchet increases and any Personal Income Benefit Early or Excess withdrawals. The weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base. Here, the increase to the Guaranteed Annual Withdrawal Amount is calculated as follows:

$82.50 ÷ $2600 = 3.17%

3.17% x $400 = $12.69

$82.50 + $12.69 = $95.19

Electing to take your Guaranteed Annual Withdrawal Amount

You may elect to take your Guaranteed Annual Withdrawal Amount payments through one of our automatic payment plans or you may take unscheduled withdrawals. All

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withdrawals reduce your Personal Income Benefit account value on a dollar-for-dollar basis, but do not reduce your Ratchet Base. Withdrawals will reduce your minimum death benefit on a pro rata basis. See “Withdrawing your account value” under “Accessing your money” later in this prospectus for more information.

In order to start taking Guaranteed Annual Withdrawal Amount payments, you must be at least 59 1/2 and, in most cases, separated from employment with the employer that sponsored the plan. Certain employers’ plans may allow you to elect Guaranteed Annual Withdrawal Amount payments while still employed by the employer sponsoring the plan. You must also notify your plan in a form acceptable to the plan and the Company. The Guaranteed Annual Withdrawal Amount election date will be the business day we receive all information required to process your election at our processing office. After we receive your election, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options.

Your Guaranteed Annual Withdrawal Amount is calculated on a single life basis. However, when you elect to start receiving Guaranteed Annual Withdrawal Amount payments, you may elect payments on a joint life basis. Under a joint life basis, Guaranteed Annual Withdrawal Amount payments are guaranteed for the life of both you and your spouse. You may drop the joint life, but you will not be able to name a new joint life and payments will continue to be made in the same amount. The Guaranteed Annual Withdrawal Amount payments on a joint life basis will be less than those available under the single life basis. If you elect a joint life basis, your certificate will continue to be eligible for a Ratchet increase after your death.

Guaranteed Annual Withdrawal Amount payments are designed to begin at age 65. You may decide to elect to take your Guaranteed Annual Withdrawal Amount payments after age 59 1/2 and before age 65, but this will result in a decrease of all future Guaranteed Annual Withdrawal Amount payments, as indicated below.

Payments Begin at Age	Reduction to GAWA
59 ½	25%
60	25%
61	20%
62	15%
63	10%
64	5%

For example, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 63, your adjusted Guaranteed Annual Withdrawal Amount will be $4,500. ($5,000 reduced by 10%, or $500).

You may also elect to defer beginning your Guaranteed Annual Withdrawal Amount payments until after age 65, which will result in an increase of your Guaranteed Annual Withdrawal Amount, as indicated below.

Payments Begin at Age	Increase to GAWA
66	102%
67	104%
68	106%
69	108%
70 and older	110%

Using the same example as above, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 68, your adjusted Guaranteed Annual Withdrawal Amount will be $5,300 ($5,000 increased by 6%, or $300).

Your Guaranteed Annual Withdrawal Amounts are not cumulative from year to year. If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

The withdrawal charge, if applicable under the EQUI-VEST® Strategies contract, is waived for withdrawals up to the Guaranteed Annual Withdrawal Amount. However, all withdrawals, including withdrawals from your Non-Personal Income Benefit account value, are counted toward your 10% free withdrawal amount. See “Withdrawal charge” in “Charges and expenses” later in this prospectus.

You may take your lifetime required minimum distributions without losing the value of the Personal Income Benefit, provided you comply with the conditions described under “Lifetime required minimum distribution withdrawals” in “Accessing your money” later in this prospectus, including utilizing our RMD automatic withdrawal option. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

If you experience a financial hardship or unforeseeable emergency that causes you to take a withdrawal from your Personal Income Benefit account value, this withdrawal does not start your Guaranteed Annual Withdrawal Amount payments, but will result in a reduction of your Guaranteed Annual Withdrawal Amount. For more information about how a hardship or unforeseeable emergency withdrawal will impact the Guaranteed Annual Withdrawal Amount, see “Hardship and unforeseeable emergency withdrawals” in “Accessing your money” later in this prospectus.

Transferring your Personal Income Benefit account value

Amounts allocated to the Personal Income Benefit variable investment options can always be transferred to other Personal Income Benefit variable investment options, but cannot be transferred to the Non-Personal Income Benefit

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investment options. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. You may wish to transfer amounts out of the Personal Income Benefit variable investment options if you no longer want to pay the Personal Income Benefit charge, or if you determine that Guaranteed Annual Withdrawal Amount payments are not part of your overall retirement strategy, or if you want to allocate those amounts to Non-Personal Income Benefit variable investment options. Please note that if you utilize this exception, you will forfeit your Guaranteed Annual Withdrawal Amount and we will not refund the Personal Income Benefit charges you paid.

If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will terminate the Personal Income Benefit feature and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit feature from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the amounts to be transferred. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.

For example, assume the following:

•	your Non-Personal Income Benefit account value is $5,000;

•	your Personal Income Benefit account value is $2,960; and

•	your Guaranteed Annual Withdrawal Amount is $95.19.

If you decide to discontinue the Personal Income Benefit feature by transferring amounts out of the Personal Income Benefit account value, your Non-Personal Income Benefit account value will be $7,960 (minus a pro rata portion of the Personal Income Benefit charge applied to your Personal Income Benefit account value), your Personal Income Benefit account value will be $0 and your Guaranteed Annual Withdrawal Amount will be $0.

Effect of Personal Income Benefit Early and Excess withdrawals

A Personal Income Benefit Early withdrawal is caused when you take a withdrawal from your Personal Income Benefit account value before you have elected to begin receiving your Guaranteed Annual Withdrawal Amount payments.

If you take a Personal Income Benefit Early withdrawal, you are still permitted to make contributions and transfers to, or take loans from, the Personal Income Benefit variable investment options.

A Personal Income Benefit Excess withdrawal is caused when you withdraw more than your Guaranteed Annual Withdrawal

Amount in any participation year from your Personal Income Benefit account value. Once a withdrawal (including a hardship or an unforeseeable emergency withdrawal) causes cumulative withdrawals from your Personal Income Benefit account value in a participation year to exceed your Guaranteed Annual Withdrawal Amount, only the dollar amount of the withdrawal that causes the cumulative withdrawals to exceed the Guaranteed Annual Withdrawal Amount is considered a Personal Income Benefit Excess withdrawal. In addition, each subsequent withdrawal in that participation year is considered a Personal Income Benefit Excess withdrawal. Withdrawals from your Non-Personal Income Benefit account value are not considered when calculating Personal Income Benefit Excess withdrawals. In other words, you may make withdrawals from your Non-Personal Income Benefit account value without triggering a Personal Income Benefit Excess withdrawal.

A Personal Income Benefit Early or Excess withdrawal can cause a significant reduction in both your Ratchet Base and your Guaranteed Annual Withdrawal Amount. If you make a Personal Income Benefit Early or Excess withdrawal, we will recalculate your Ratchet Base and your Guaranteed Annual Withdrawal Amount. The withdrawal will reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount on a pro rata basis. Reduction on a pro rata basis means we take the percentage of your Personal Income Benefit account value withdrawn and reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount by that same percentage. If, at the time you take a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit account value is less than your Ratchet Base, the pro rata reduction in your Ratchet Base will be greater than the dollar amount of the withdrawal.

Please note that a Personal Income Benefit Early or Excess withdrawal may be subject to withdrawal charges if it exceeds the 10% free withdrawal amount. A Personal Income Benefit Early or Excess withdrawal that reduces your Personal Income Benefit account value to zero will terminate the Personal Income Benefit without value.

Any withdrawal, whether from the Personal Income Benefit account value or the Non-Personal Income Benefit account value, reduces your death benefit under the contract. See “Payment of death benefit” later in this prospectus.

The following examples are designed to show how Early and Excess withdrawals impact the values in your contract and the Personal Income Benefit feature. Please note that all withdrawals will reduce your death benefit on a pro rata basis.

EXAMPLE 1: A Personal Income Benefit Early withdrawal

Assume the following:

•	your Non-Personal Income Benefit account value is $1,000;

•	your Personal Income Benefit account value is $5,000;

•	your Ratchet Base is $6,000;

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•	your Guaranteed Annual Withdrawal Amount is $200;

•	you are still employed by the plan sponsor; and

•	you decide to take a withdrawal of $1,500.

Your withdrawal will be a Personal Income Benefit Early withdrawal. We will deduct $1,000 from your Non-Personal Income Benefit account value and $500 from your Personal Income Benefit account value. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 10% (your Personal Income Benefit account value ($5,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($500)). After the withdrawal:

•	your Non-Personal Income Benefit account value will be $0;

•	your Personal Income Benefit account value will be $4,500;

•	your Ratchet Base will be $5,400 ($6,000 reduced by 10%); and

•	your Guaranteed Annual Withdrawal Amount will be $180 ($200 reduced by 10%).

EXAMPLE 2: A Personal Income Benefit Excess withdrawal with a withdrawal charge

For this example, assume you make an initial $20,000 rollover contribution and there has been no investment performance. Also assume the contract has a 5% withdrawal charge in your second participation year which does not apply to withdrawals up to 10% of your total account value each year (the “10% free withdrawal amount”). Two participation years later, you are no longer employed by the plan sponsor and are eligible to start taking GAWA withdrawals.

•	your Non-Personal Income Benefit account value is $5,000;

•	your Personal Income Benefit account value is $15,000;

•	your Ratchet Base is $15,000;

•	your Guaranteed Annual Withdrawal Amount is $450;

•	your 10% free withdrawal amount is $2,000; and

•	you decide to take a withdrawal of $7,500 from your certificate.

The withdrawal charge will not apply to the first 10% of account value withdrawn, here $2,000. In this case, the withdrawal charge will be $275 ($5,500 multiplied by 5%). Therefore, the total amount subtracted from the total account value will be $7,775 (the $7,500 withdrawal plus the $275 withdrawal charge). We will deduct $5,000 from your Non-Personal Income Benefit account value and $2,775 from your Personal Income Benefit account value. This will be a Personal Income Benefit Excess withdrawal of $2,325 because the amount withdrawn from your Personal Income Benefit account value exceeds your Guaranteed Annual Withdrawal Amount of $450. Your Ratchet Base and

Guaranteed Annual Withdrawal Amount will be reduced by 15.5% (your Personal Income Benefit account value ($15,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($2,325)). After the withdrawal:

•	your Non-Personal Income Benefit account value will be $0;

•	your Personal Income Benefit account value will be $12,225;

•	your Ratchet Base will be $12,675 ($15,000 reduced by 15.5%); and

•	your Guaranteed Annual Withdrawal Amount will be $380.25 ($450 reduced by 15.5%).

Effect of your Personal Income Benefit account value falling to zero

If your Personal Income Benefit account value falls to zero due to a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit (including Guaranteed Annual Withdrawal Amount payments) will terminate. Once terminated, the Personal Income Benefit cannot be restored. If your Personal Income Benefit account value falls to zero, either due to a withdrawal that is not a Personal Income Benefit Early or Excess withdrawal or due to a deduction of a charge and you have Non-Personal Income Benefit account value remaining, the Personal Income Benefit feature under your certificate will continue as long as you have Non-Personal Income Benefit account value. In other words, you will continue to receive Guaranteed Annual Withdrawal Amount payments. These payments will never reduce your Non-Personal Income Benefit account value.

If your Personal Income Benefit account value is zero and your Non-Personal Income Benefit account value is zero, or later falls to zero, your certificate will terminate and you will receive a supplementary life annuity contract setting forth your continuing benefits. You will be the owner and annuitant. If the supplementary life annuity contract is issued in connection with a Joint life contract, you will be the annuitant and your spouse will be the joint annuitant, provided you are still married. The following will then occur:

•	If you were taking withdrawals through the “Maximum payment plan,” we will continue the scheduled withdrawal payments on the same basis.

•

If you were taking withdrawals through the “Customized payment plan” or unscheduled partial withdrawals, we will pay the balance of the Guaranteed Annual Withdrawal Amount for that participation year in a lump sum. Payment of the Guaranteed Annual Withdrawal Amount will begin on the next participation date anniversary.

•	Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually under the “Maximum payment” if automatic payments were not being made.

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•

Any minimum death benefit remaining under the original certificate will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon your death, if applicable, we will pay it to the beneficiary.

•	The charge for the Personal Income Benefit will no longer apply.

•	If at the time of your death the Guaranteed Annual Withdrawal Amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

Other Important considerations

•	The Personal Income Benefit feature is not appropriate if you do not intend to take withdrawals prior to annuitization.

•

In order to elect to start taking Guaranteed Annual Withdrawal Amount payments, you must first repay any outstanding loan (including interest accrued but not yet paid). If you cannot repay the loan, we will treat it as defaulted or offset. For more information, see “Loans” in “Accessing your money.”

•

Amounts withdrawn in excess of your Guaranteed Annual Withdrawal Amount may be subject to a withdrawal charge, if applicable, as described in “Charges and expenses” later in this prospectus. In addition, all withdrawals count toward your 10% free withdrawal amount for that participation year. Personal Income Benefit Early and Excess withdrawals can significantly reduce or completely eliminate the value of the Personal Income Benefit. See “Effect of Personal Income Benefit Early and Excess withdrawals” above in this section.

•

Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59 1/2. See “Tax information” later in this prospectus.

•

All Personal Income Benefit withdrawals reduce your Personal Income Benefit account value and minimum death benefit. See “How withdrawals are taken from your account value” and “How withdrawals affect the standard death benefit and the enhanced death benefit” later in this prospectus.

•	If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

•

If you surrender your certificate to receive its cash value and your Personal Income Benefit account value is greater than your Guaranteed Annual Withdrawal Amount, all benefits under the certificate will terminate, including the Personal Income Benefit feature.

•	Withdrawals are available under this contract and other annuity contracts we offer without purchasing a withdrawal benefit.
•

If you are not eligible to begin receiving your Guaranteed Annual Withdrawal Amount, and any amount is taken from your Personal Income Benefit account value to satisfy a withdrawal request (including a hardship or unforeseeable emergency withdrawal), this will be considered a Personal Income Benefit Early withdrawal. This amount will also be subject to withdrawal charges, if applicable.

•

If you have to take all or a portion of a required minimum distribution from your Personal Income Benefit account value and it is your first withdrawal under the certificate, the RMD will be considered your “first withdrawal” for the purposes of establishing your Guaranteed Annual Withdrawal Amount.

•

If you elect to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the certificate. For both Joint life and Single life certificates, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. In addition, if you drop the Joint life, you will not be able to name a new Joint life and payments will continue to be made in the same amount.

•

We reserve the right, in our sole discretion, to discontinue the acceptance of, and/or place limitations on contributions and transfers into the certificate and/or certain investment options. If you activated the Personal Income Benefit feature and we exercise our right to discontinue the acceptance of, and/or place limitations on contributions and transfers into the Personal Income Benefit variable investment options, you may no longer be able to fund your Personal Income Benefit feature. This means that if you have not yet allocated amounts to the Personal Income Benefit variable investment options, you may not be able to fund the Personal Income Benefit feature at all. This also means that if you have already funded the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, you may no longer be able to increase your Guaranteed Annual Withdrawal Amount through contributions and transfers.

Death benefit

Your certificate provides a death benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to the greater of (i) your account value (less any outstanding loan and accrued loan interest) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, and (ii) the standard death benefit. Your account value will include any positive market value adjustment but will not include any negative market value adjustment that would apply to a withdrawal. The standard death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, any taxes that apply and less any outstanding loan balance (including any accrued, but unpaid, interest).

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If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse’s contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (less any outstanding loan balance plus accrued interest) as of the date that your spouse’s contract is issued, and (ii) the “standard death benefit” as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

The death benefit is the same whether or not you have allocated amounts to the Personal Income Benefit variable investment options. If you activated the Personal Income Benefit feature, your total account value is your Personal Income Benefit account value plus your Non-Personal Income Benefit account value.

Enhanced Death Benefit

For an additional annual fee you may elect the enhanced death benefit.

You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST® Strategies contract. Additionally, to elect this benefit, you must be younger than age 76 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.

If you elect the enhanced death benefit, the death benefit is equal to the greater of:

(a)

your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan and accrued loan interest); and

(b)	the enhanced death benefit as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third participation date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will adjust your enhanced death benefit on the date you take the withdrawal. Appendix III at the end of this prospectus provides an example of how the enhanced death benefit is calculated.

How withdrawals affect the standard death benefit and the enhanced death benefit

Each withdrawal you make will reduce the amount of your current standard death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current standard death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

Before purchasing certain optional benefits such as the enhanced death benefit for your certificate, you and your tax adviser should carefully consider the following. If you intend to satisfy your lifetime required minimum distribution requirements which begin after age 70 1/2 for this certificate by taking account-based withdrawals (as opposed to receiving annuity payments), you should know that under the terms of the annuity contract such withdrawals will reduce your optional benefits and may have the effect of eliminating your ability to utilize the entire benefit. Also, purchasing certain optional benefits may increase the amount of RMDs you are required to withdraw under the tax rules if you elect withdrawals and not annuity payments. For more information, see “Tax information” later in this prospectus.

Your right to cancel within a certain number of days

If for any reason you are not satisfied with your certificate, you may return it to us for a refund. To exercise this cancellation right you must mail the certificate directly to our processing office within 10 days after you receive it. In some states, this “free look” period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix IV to find out what applies in your state.

For contributions allocated to the variable investment options, your refund will equal the contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, the refund will equal the amount of the contribution allocated to fixed maturity options reflecting any positive or negative market value adjustments. For TSA and EDC contracts, your refund will also be less any amounts in the loan reserve account. Some states require that we refund the full amount of the contribution (not including any investment gain or loss, or interest or market value

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adjustment). For contributions allocated to the guaranteed interest option, the refund will equal the amount of the contributions, without interest. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract’s cash value.

We may require that you wait six months before you apply for a certificate with us again if:

•	you cancel your certificate during the free look period; or

•	you change your mind before you receive your certificate whether we have received your contribution or not.

In addition to the cancellation right described above, you have the right to surrender your certificate, rather than cancel it. Surrendering your certificate may yield results different than canceling your certificate, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the certificate. Please see “Tax information” later in this prospectus for possible consequences of canceling your certificate.

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2. Determining your certificate’s value

Your account value and cash value

Your “ account value” is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; (iii) the market adjusted amounts you have in the fixed maturity options; and (iv) if you have taken a loan, amounts held in your loan reserve account. These amounts are subject to certain fees and charges discussed in “Charges and expenses” later in this prospectus.

Your certificate also has a “cash value.” At any time before annuity payments begin, your certificate’s cash value is equal to the account value, less: (i) any applicable withdrawal charges, (ii) the total amount or a pro rata portion of the annual administrative charge, (iii) the total amount or a pro rata portion of the Personal Income Benefit charge, if applicable, and (iv) any outstanding loan, plus accrued interest.

Personal Income Benefit feature

If you activated the Personal Income Benefit feature under your certificate, we refer to the account value associated with that feature as your “Personal Income Benefit account value.” Your account value that is not associated with that benefit is referred to as your “Non-Personal Income Benefit account value.” Your total account value under the certificate is the sum of these amounts.

Your Personal Income Benefit account value allocations are limited to certain variable investment options we refer to as the “Personal Income Benefit variable investment options.” Amounts in your Personal Income Benefit account value are also subject to certain transfer restrictions and a separate charge for providing the guarantees under the feature. See “Personal Income Benefit” in “Contract features and benefits” earlier in this prospectus for details.

Your certificate’s value in the variable investment options

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by “units.” The value of your units will increase or decrease as though you had invested it in the corresponding portfolio’s shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the certificate.

Units measure your value in each variable investment option.

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your certificate under that option, multiplied by that day’s value for one unit. The number of your certificate units in any variable investment option does not change unless they are increased or decreased to reflect additional contributions, withdrawals, withdrawal charges, transfers and loans.

In addition, the annual administrative charge, enhanced death benefit charge, the Personal Income Benefit charge or third-party transfer or rollover charge, will reduce the number of units credited to your certificate. A description of how unit values are calculated is found in the SAI.

Your certificate’s value in the guaranteed interest option

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

Your certificate’s value in the fixed maturity options

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

Insufficient account value

Your certificate will terminate without value if your account value is insufficient to pay any applicable charges when due unless you have activated the Personal Income Benefit feature under your certificate. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your certificate. For information about what happens if your Personal Income Benefit account value falls to zero, see “Effect of your Personal Income Benefit account value falling to zero” in “Contract features and benefits” earlier in this prospectus.

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3. Transferring your money among investment options

Transferring your account value

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

•	You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

•	You may not transfer to a fixed maturity option in which you already have value.

•	You may not transfer to a fixed maturity option that has a rate to maturity of 3%.

•	You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

•	If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.

•

If you activated the Personal Income Benefit feature, you may transfer your Personal Income Benefit account value among Personal Income Benefit variable investment options. Also, you may transfer your account value from your Non-Personal Income Benefit investment options to the Personal Income Benefit variable investment options, subject to the limitations described in “How you can contribute to your certificate” and “What are your investment options under the contract?” under “Contract features and benefits” earlier in this prospectus.

•

Transfers from the Personal Income Benefit variable investment options to the Non-Personal Income Benefit variable investment options, the guaranteed interest option and the fixed maturity options are generally not permitted. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will permanently discontinue the Personal Income Benefit and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the transferred funds. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.

•

If your employer or you choose the “Maximum investment options choice” method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group “B” option as described under “Selecting your investment method” in “Contract features and benefits” earlier in this prospectus) the maximum amount you may transfer in any participation year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior participation year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior participation year.

•

If you transfer money from another financial institution into the guaranteed interest option during your first participation year, and if your employer or you have selected the “Maximum investment options choice” method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group “B” option as described under “Selecting your investment method” in “Contract features and benefits” earlier in this prospectus) you may, during the balance of that participation year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

Upon advance notice we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. We may also, at any time, exercise our right to close a variable investment option to transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. In addition to the restrictions described above, all transfers are subject to our policies and procedures set forth in “Disruptive transfer activity” below.

You may request a transfer in writing or by telephone using TOPS or online using Online Account Access. You must send all signed written requests directly to our processing office. Transfer requests should specify:

(1)	the certificate number,

(2)	the dollar amounts to be transferred, and

(3)	the investment options to and from which you are transferring.

You or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.

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We will confirm all transfers in writing.

Please see “Allocating your contributions” in “Contract features and benefits” for more information about your role in managing your allocations.

Disruptive transfer activity

You should note that the contract is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of EQ Premier VIP Trust and EQ Advisors Trust (together, the “affiliated trusts”), as well as investment options with underlying portfolios of outside trusts with which the Company has entered participation agreements (the “unaffiliated trusts” and, collectively with the affiliated trusts, the “trusts”). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive

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transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

Automatic transfer options

Investment simplifier

Our investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. In order to choose investment simplifier with Personal Income Benefit variable investment options as destination investment options, you must have already activated the Personal Income Benefit feature. Please note that transfers to the Personal Income Benefit variable investment options are allowed only until you elect to begin receiving Guaranteed Annual Withdrawal Amount payments. The transfer options are the “fixed-dollar option” and the “interest sweep.” You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

Fixed-dollar option.  Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice, including the Personal Income Benefit variable investment options, on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under “Transferring your account value.”

Interest sweep.  Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low and fewer units if the unit’s value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

When your participation in the investment simplifier will end.  Your participation in the investment simplifier will end:

•	Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

•	Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

•	Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your certificate terminates.

•

Under either option, on the date we receive at our processing office, your election to begin receiving Guaranteed Annual Withdrawal Amount payments, only if you are making monthly transfers to the Personal Income Benefit variable investment options.

Rebalancing your account value

Our rebalancing program offers two options that you can use to automatically reallocate your Non-Personal Income Benefit account value. Rebalancing is not available for amounts allocated to the Personal Income Benefit variable investment options.

Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)	in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)	how often you want the rebalancing to occur (quarterly, semian-nually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire Non-Personal Income Benefit account value in the variable investment options (and guaranteed interest

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option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under “Transferring your account value” above in this section. The initial transfer under the rebalancing program (based on your Non-Personal Income Benefit account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

For certificates with outstanding loans only, on any rebalancing date where the amount to be transferred from the guaranteed interest option would cause a transfer from the loan reserve account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See “Loans” in “Accessing your money” later in this prospectus.)

ProNvest Managed Account Service

The Company offers access to managed account services through ProNvest, Inc., an unaffiliated third party. ProNvest is an independent registered investment advisory firm that assists retirement plan participants with goal-based advice and money management services.

If available under your employer’s plan, you may enroll in ProNvest’s managed account service to manage your account value. ProNvest will allocate assets invested in your account among the Non-Personal Income Benefit and Personal Income Benefit variable investment options, the guaranteed interest option, and the Structured Investment Option based on a customized investment plan created for you from information you provide to ProNvest. (For more information about the Structured Investment Option, please see the Structured Investment Option prospectus). Generally, ProNvest will adjust your allocations every quarter or as the market changes. A minimum account value may be required to enroll in the ProNvest managed account service.

You should be aware that during your enrollment in the ProNvest managed account service, you will not have the ability to transfer or re-allocate your account value. If you wish to make a transfer or re-allocate your account value, you must terminate your enrollment in the ProNvest managed account service. Once terminated, we reserve the right to not permit you to re-elect the managed account service. In addition, if you enroll in the ProNvest managed account service, automated programs including dollar cost averaging and asset rebalancing will be terminated. However, the RMD automatic withdrawal and systematic withdrawal options will continue to be available.

If you invested in the Structured Investment Option and specified a Performance Cap Threshold or provided special maturity instructions, those elections will be terminated if you enroll in the ProNvest managed account service.

If you enroll in the ProNvest managed account service, ProNvest will charge a quarterly fee at an annual rate up to 0.75% from your Non-Personal Income Benefit account value. The amount of the fee may be lower and varies among broker-dealers. We will deduct this fee pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If those amounts are insufficient, we will deduct this charge pro rata from your fixed maturity options, if any. We will not deduct this fee from amounts invested in the Personal Income Benefit variable investment options.

You may terminate the ProNvest managed account service at any time by contacting ProNvest. Visit www.ProNvest.com for information on contacting ProNvest and communicating your instructions.

For additional information or to enroll in the ProNvest managed account service, contact your financial professional. Minimum participant account balance requirements may apply. The ProNvest managed account service may not be available in all plans, all contracts, or in all states.

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4. Accessing your money

Withdrawing your account value

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available. EQUI-VEST® Strategies TSA participants may only withdraw amounts from their account value that are 100% vested, subject to the employer’s approval, plan rules and applicable laws. (See “Forfeitures” below.) More information follows the table. For the tax consequences of taking withdrawals, see “Tax information” later in this prospectus.

Please see “Insufficient account value” in “Determining your certificate’s value” and “Effect of Personal Income Benefit Early and Excess withdrawals” in “Contract features and benefits” earlier in this prospectus for more information on how withdrawals affect your guaranteed benefits and could potentially cause your certificate to terminate.

Forfeitures

A 403(b) plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a 403(b) plan participant who is not fully vested under a plan separates from service. Plan participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a plan participant’s account value and deposit such amount in a forfeiture account in the contract. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the guaranteed interest option, unless otherwise agreed to by the employer/trustee and us.

Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge, if any, will apply when forfeitures have occurred. See “Withdrawal charge” under “Charges and expenses” later in this prospectus.

Method of withdrawal
Contract	Partial withdrawal	Systematic	Minimum distribution
TSA	Yes(1)(2)(3)	Yes(1)(2)(3)	Yes(2)(3)
EDC	Yes(1)(2)(3)	Yes(1)(2)(3)	Yes(2)(3)
(1)	Only if the certificate is not subject to withdrawal restrictions.
(2)	Only if there are no outstanding loans.
(3)	Requires or may require Plan Administrator’s approval. See “Tax information” later in this prospectus.

Taking withdrawals under the Personal Income Benefit

This section describes the ways in which you can take Guaranteed Annual Withdrawal Amount payments. You may take unscheduled payments by submitting a request in a form acceptable to us, or you can take payments under one of our automated payment plans.

Under either the Maximum payment plan or the Customized payment plan, you may take withdrawals on a monthly, quarterly or annual basis, provided the scheduled payment is at least $250 for monthly and quarterly payments. If the scheduled payment falls below this amount, we will terminate the program, even if a required minimum distribution withdrawal causes the reduction. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next participation date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time after you are eligible to start taking Guaranteed Annual Withdrawal Amount payments. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. The first payment date cannot be more than one full payment mode from the date the enrollment form is received at our processing office.

Our automatic payment plans are available to you if you are taking withdrawals to help you meet lifetime required minimum distributions under federal income tax rules. To best meet your needs, you should consider using an automatic payment plan in conjunction with our RMD automatic withdrawal option. The RMD automatic withdrawal option is described later in this section.

Maximum payment plan.  Our Maximum payment plan provides for the withdrawal of the Guaranteed Annual Withdrawal Amount in scheduled payments. You select the payment frequency; annually, quarterly or monthly. The amount of the withdrawal will increase on participation date anniversaries with any Ratchet increase.

If you elect annual payments, you may choose the date on which you receive your Guaranteed Annual Withdrawal Amount, but that date cannot be more than one full payment mode from the date your enrollment form is received at our processing office. If you have taken a partial withdrawal from your Personal Income Benefit account value prior to enrollment in the Maximum payment plan, the payment you receive will be the difference between your Guaranteed Annual Withdrawal Amount and the previously received withdrawal.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a participation year, your first payment will be made as soon as your request is processed and include any additional amount that would have been paid to you if you had elected the plan at the beginning of the participation year (the “catch-up payment”).

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If you take a partial withdrawal from your Personal Income Benefit account value in the same participation year, but prior to enrollment in the Maximum payment plan and the partial withdrawal was greater than any catch-up payment due, the partial withdrawal will be subtracted from the Guaranteed Annual Withdrawal Amount and the difference will be divided by the number of scheduled payments. If the partial withdrawal was less than any catch-up payment due, it will be subtracted from the catch-up payment and the difference will be included with your first payment. In subsequent years, you will receive the full amount of your Guaranteed Annual Withdrawal Amount.

If you take a partial withdrawal from the Personal Income Benefit account value after enrolling in the Maximum payment plan, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next participation date anniversary.

Customized payment plan. Our Customized payment plan provides you with the option of electing to take either: (1) a fixed dollar amount withdrawal not to exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted from the Personal Income Benefit account value; or (2) a fixed dollar amount that may exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted first from the Personal Income Benefit account value (up to the amount of the Guaranteed Annual Withdrawal Amount) and then from the Non-Personal Income Benefit account value. If the Non-Personal Income Benefit account value is not sufficient to satisfy the request, only the amount of the Guaranteed Annual Withdrawal Amount will be paid out as scheduled payments. The amount of the withdrawal will not be increased on participation date anniversaries with any Ratchet increase. You must elect to change the scheduled payment amount.

If you take a partial withdrawal from the Personal Income Benefit account value in the same participation year, but prior to your enrollment in the Customized payment plan, you will only be able to elect this plan if the partial withdrawal was less than the Guaranteed Annual Withdrawal Amount. In that case, you will receive the requested payments, up to the Guaranteed Annual Withdrawal Amount. Once the total of the scheduled payment made equals the Guaranteed Annual Withdrawal Amount, the plan will be suspended for the remainder of the participation year. If you take a partial withdrawal from the Personal Income Benefit account value while the Customized payment plan is in effect, and that withdrawal plus all other withdrawals from the Personal Income Benefit account value during that participation year exceed the Guaranteed Annual Withdrawal Amount, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next participation date anniversary.

Partial withdrawals and terminations

Subject to the terms of your employer’s plan, your certificate and any restrictions in federal income tax rules, you may take partial withdrawals from your account value (your Non-Personal

Income Benefit account value, your Personal Income Benefit account value or both) or terminate your certificate at any time while you are living and before annuity payments begin. If you take a withdrawal from your Personal Income Benefit account value, the withdrawal may affect your Guaranteed Annual Withdrawal Amount. See “Effect of Personal Income Benefit Early and Excess withdrawals” under “Personal Income Benefit” in “Contract features and benefits” earlier in this prospectus for more information. Also, if you are at least age 59 1/2 and have separated from service with the employer that sponsored the plan, any withdrawal request will be considered a request to begin receiving Guaranteed Annual Withdrawal Amount payments.

The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your certificate and pay you its cash value except if you have activated the Personal Income Benefit feature of your certificate.

Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a withdrawal charge. See “withdrawal charge” in “Charges and expenses” later in this prospectus.

Systematic withdrawals

(Available for Non-Personal Income Benefit account value only; not available if Guaranteed Annual Withdrawal Amount payments are being taken through the Maximum payment plan or the Customized payment plan)

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the Non-Personal Income Benefit variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the Non-Personal Income Benefit variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)	Pro rata from all of your Non-Personal Income Benefit variable investment options and the guaranteed interest option, in which you have value (without exhausting your

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values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)

Pro rata from all of your Non-Personal Income Benefit variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your certificate.

(3)

You may specify a dollar amount from one Non-Personal Income Benefit variable investment option or the guaranteed interest option. If you choose this option and the value in that investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining Non-Personal Income Benefit investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your certificate.

If you are invested in fixed maturity options, you may not elect option (1) or (2).

You may elect systematic withdrawals if:

•	the plan permits it;

•	your certificate is not subject to withdrawal restrictions; and

•	your certificate does not have a loan outstanding.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

Lifetime minimum distribution withdrawals

(See “Tax information” later in this prospectus)

We offer our “required minimum distribution automatic withdrawal option” to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, withdrawals may be subject to a withdrawal charge if your withdrawal exceeds the 10% free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to “Required minimum distributions” under “Tax information” later in this prospectus.

The actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding 403(b) plans and 457(b) EDC plans. For this purpose additional annuity contract benefits may include guaranteed benefits, such as the Personal Income Benefit and enhanced death benefits.

Under legislation enacted at the end of 2019:

•	If your birthdate is June 30, 1949 or earlier, you may elect our required minimum distribution automatic withdrawal option in the year in which you reach age 70 1/2 , or in any later year.

•	If your birthdate is July 1, 1949 or later, you may elect our RMD automatic withdrawal option in the year in which you reach age 72, or in any later year.

In all cases, your election will be subject to the terms of the plan, if applicable. You should consider whether you must begin taking lifetime required minimum distributions based on your birthdate and whether you have retired from service with the employer sponsoring the plan. See the discussion of lifetime required minimum distributions under “Tax Information” later in this prospectus.

To elect this option, you must have an account value in the variable investment options and the guaranteed interest option of at least $2,000. You must not have any outstanding loan. When electing this option, amounts from both your Personal Income Benefit account value and your Non-Personal Income Benefit account value are used to determine your lifetime required minimum distribution payment each year. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your certificate and pay you its cash value unless you have activated the Personal Income Benefit feature of your certificate. Currently, minimum distribution withdrawal payments will be made annually. See the Required minimum distributions section in “Tax information” later in this prospectus for your specific type of retirement arrangement.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same participation year exceeds the 10% free withdrawal amount.

The automatic withdrawal option does not generate required minimum distribution payments during the first participation year. Therefore, if you are making a rollover or transfer contribution to the certificate after age 72 (or age 70 1/2 if applicable) you must make any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you make during the first participation year to satisfy your required minimum distributions may be subject to withdrawal charges (if applicable) if they exceed the 10% free withdrawal amount.

If you purchased your EQUI-VEST® Strategies TSA certificate via a direct transfer of funds from another 403(b) plan or contract and we were informed at the time of your purchase the amount of your December 31, 1986 account balance (if any) you may postpone beginning lifetime required minimum distributions on these pre-1987 funds. Lifetime required minimum distributions on the pre-1987 account balance may be

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postponed to age 75 rather than having to start following the later of your reaching age 70 1/2 or retiring.

For certificates subject to minimum distribution requirements, we will send a form outlining the distribution options available in the year you reach 72 (or age 70 1/2 if applicable) if you have not begun your annuity payments before that time.

For certificates with Personal Income Benefit.  For certificates that have activated the Personal Income Benefit, withdrawals not taken through our RMD automatic withdrawal option may cause a Personal Income Benefit Early withdrawal if they are taken prior to your eligibility to take your Guaranteed Annual Withdrawal Amount. Also, those withdrawals may cause a Personal Income Benefit Excess withdrawal if they exceed your Guaranteed Annual Withdrawal Amount. If you have not already elected to begin receiving Guaranteed Annual Withdrawal Amount payments when you elect the RMD automatic withdrawal option, you will be required to select either the single or joint life option for Guaranteed Annual Withdrawal Amount payments. You may change this election any time before amounts from your Personal Income Benefit account value are accessed to make a payment. We will take RMD payments from your Non-Personal Income Benefit account value first. If there are insufficient funds in your Non-Personal Income Benefit account value, the amount will be taken from your Personal Income Benefit account value. Once amounts are taken from your Personal Income Benefit account value, your Guaranteed Annual Withdrawal Amount payments will be considered to have begun. At this point, you will no longer be able to contribute or transfer amounts to the Personal Income Benefit variable investment options.

Generally, if you elect our RMD automatic withdrawal option, any lifetime required minimum distribution payment we make to you under our RMD automatic withdrawal option will not be treated as a Personal Income Benefit Early or Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our RMD automatic withdrawal option, we will make an extra payment, if necessary, in December that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. If this extra payment is made, the amount will be taken from your Non-Personal Income Benefit account value first. If there are insufficient funds in your Non-Personal Income Benefit account value, the amount will be taken from your Personal Income Benefit account value. If this amount, plus any other withdrawals from the Personal Income Benefit account value, equals or exceeds your Guaranteed Annual Withdrawal Amount, your payment plan will be suspended for the remainder of the participation year. If this amount, plus any other withdrawals from the Personal Income Benefit account value has not equaled or exceeded the Guaranteed Annual Withdrawal Amount, scheduled payments will continue until the Guaranteed Annual Withdrawal Amount is paid. At that time, your payment plan will be suspended until the following participation year. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Personal Income Benefit Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause a Personal Income Benefit Excess withdrawal and may be subject to a withdrawal charge (if applicable). You may enroll in the plan again any time, but the scheduled payments will not resume until the next participation date anniversary. Further, your Personal Income Benefit account value and Guaranteed Annual Withdrawal Amount may be reduced. See “Effect of Personal Income Benefit Early and Excess withdrawals” under “Personal Income Benefit” in “Contract features and benefits” earlier in this prospectus.

If you elect our RMD automatic withdrawal option and elect to take your Guaranteed Annual Withdrawal Amount payments in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, in December that will equal your required minimum distribution less all withdrawals made through the payment date. If this extra payment is made, the amount will be taken from your Non-Personal Income Benefit account value first. If the sum of the Guaranteed Annual Withdrawal Amount and Non-Personal Income Benefit account value is insufficient to satisfy the required minimum distribution, we will make an additional payment from your Personal Income Benefit account value, if necessary, to satisfy the required minimum distribution amount. The RMD payment we make to you will not be treated as a Personal Income Benefit Excess withdrawal.

If prior to December you make a partial withdrawal that exceeds your Guaranteed Annual Withdrawal Amount, but not your RMD amount, that partial withdrawal will be treated as a Personal Income Benefit Excess withdrawal, as well as any subsequent partial withdrawals made during the same participation year. However, if by December your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as a Personal Income Benefit Excess withdrawal.

For the purpose of these examples, assume your Personal Income Benefit account value is $30,000 and there are no allocations to your Non-Personal Income Benefit account value. Also, assume the following:

•	Your annual RMD amount = $6,000;

•	Your Ratchet Base = $60,000; and

•	Your Guaranteed Annual Withdrawal Amount = $2,400.

EXAMPLE 1:

You take a partial withdrawal of $3,600 from your Personal Income Benefit account value on July 1st. By doing so, you have exceeded your Guaranteed Annual Withdrawal Amount by $1,200. This is a Personal Income Benefit Excess withdrawal that will reduce both your Ratchet Base and Guaranteed Annual Withdrawal Amount on a pro rata basis.

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Your Personal Income Benefit account value will be reduced dollar-for-dollar by the amount of the withdrawal. Here are the values after the withdrawal:

•	Personal Income Benefit account value = $26,400 (or $30,000 – $3,600).

•	Your Ratchet Base = $57,600 (or $60,000 – $2,400). This $2,400 reduction represents a pro rata reduction of 4%.

•	Guaranteed Annual Withdrawal Amount (for future participation years) = $2,304 (or $2,400 – $96). This $96 reduction represents a pro rata reduction of 4%.

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $2,400 and it will not be treated as a Personal Income Benefit Excess withdrawal.

EXAMPLE 2:

You take a partial withdrawal of $2,000 from your Personal Income Benefit account value on July 1st and make no other withdrawals for the remainder of the calendar year. In this case, your Personal Income Benefit account value will be reduced dollar-for-dollar by the amount of the withdrawal. However, your Ratchet Base will not be reduced and the Guaranteed Annual Withdrawal Amount remaining for the current participation year will be $400. Here are the values after the withdrawal:

•	Personal Income Benefit account value = $28,000 (or $30,000 – $2,000).

•	Your Ratchet Base = $60,000.

•	Remaining Guaranteed Annual Withdrawal Amount (for current participation year) = $400 (or $2,400 – $2,000).

•	Remaining Guaranteed Annual Withdrawal Amount (for future participation years) = $2,400.

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $4,000 and it will not be treated as a Personal Income Benefit Excess withdrawal.

If you do not elect our RMD automatic withdrawal option and your Guaranteed Annual Withdrawal Amount payments are insufficient to satisfy the required minimum distribution payment, any additional withdrawal taken from your Personal Income Benefit account value in the same participation year will be treated as a Personal Income Benefit Excess withdrawal. Also, if you elect our RMD automatic withdrawal option, but satisfy your RMD through ad-hoc withdrawals prior to the December payment date, any withdrawal that exceeds the Guaranteed Annual Withdrawal Amount will be treated as a Personal Income Benefit Excess withdrawal.

Hardship and unforeseeable emergency withdrawals

Generally, in order to receive a hardship or unforeseeable emergency withdrawal (special federal income tax definition), you must meet certain criteria and have your request approved by the Plan. For more information, see “Withdrawal restrictions” under “Tax Information” later in this prospectus.

For contracts that have activated the Personal Income Benefit feature

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The amounts withdrawn to satisfy the withdrawal request will be taken from your Non-Personal Income Benefit account value first, if you have any. If values from your Personal Income Benefit account value are used to satisfy the withdrawal request, the withdrawal will be treated as a Personal Income Benefit Early withdrawal. For more information, see “Effect of Personal Income Benefit Early and Excess withdrawals” under “Personal Income Benefit” in “Contract features and benefits” earlier in this prospectus.

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If you have an existing loan, the withdrawal will not cause a default of your loan. You can continue to repay the outstanding loan. As discussed below in “Loans,” failure to repay a loan can have substantial tax consequences.

How withdrawals are taken from your account value

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.

If you have made allocations to the Personal Income Benefit variable investment options, you should carefully consider how withdrawals are to be made from your total account value. In general, the specific form we require for withdrawal requests will ask you how your withdrawals should be made from your total account value. Depending on certain factors, including your age at the time, taking withdrawals from your Personal Income Benefit account value may have a significant impact on that benefit. For more information, see “Personal Income Benefit” in “Contract features and benefits” earlier in this prospectus.

Automatic deposit service

If you are receiving required minimum distribution payments from a TSA certificate you may use our automatic deposit service.

Under this service we will automatically deposit the required minimum distribution payment from your TSA certificate directly into an existing EQUI-VEST® NQ or ROTH IRA or an existing EQUI-VEST® Express NQ or ROTH IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.

Loans

If the plan permits, loans are available under a 403(b) plan or a governmental employer 457(b) EDC plan. Loans are available under the EQUI-VEST® Strategies contract only if requested by the employer. Loans are subject to federal

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income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to 403(b) plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA. We do not permit loans under any TSA or governmental employer EDC certificate when the required minimum distribution automatic withdrawal option has been elected. Also, we reserve the right to change loan terms as long as any such change is made to maintain compliance with any applicable laws or regulations that may apply.

Before we make a loan, you must properly complete and sign a loan request form. Generally, the approval of the employer, its delegate, or plan administrator must also be demonstrated. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office. Please note that if we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day prior to the 27th of the month, your loan transaction will be effective on that business day. If we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day that is on the 27th of the month or later, your loan will be processed on the first business day of the month following the date it was received. In the case of certain TSA certificates subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. In the case of governmental employer EDC certificates, the loan must be approved by your employer, plan trustee, or the plan administrator as authorized under the governmental employer plan. Please see the loan provisions stated in the certificate, read the terms and conditions in the loan request form carefully and consult with a tax adviser before taking a loan. Also, see Appendix IV later in this prospectus for any state restrictions you may be subject to if you take a loan.

We permit only one loan to be outstanding at any time. Also, we reserve the right to deny a loan request if you have previously defaulted on a loan, and failed to repay the outstanding amount due.

Loan reserve account.  When you take a loan, we will transfer to a “loan reserve account”, an amount equal to the sum of (a) and (b), where (a) is the loan amount (which will earn interest at the “loan reserve account rate” while your loan is outstanding), and (b) is 10% of the loan amount (which will earn interest at the guaranteed interest rate while your loan is outstanding). We will credit interest to the amount in the loan reserve account at a rate that is 2% lower than the loan interest rate that applies for the time your loan is outstanding. This excess of the interest rate that we charge is also referred to as the “net loan interest charge.” See the “Fee Table” for more information.

A loan will not be treated as a taxable distribution unless:

•	it exceeds limits of federal income tax rules; or
•	interest and principal are not paid when due; or

•	in some instances, service with the employer terminates.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.

Loans are discussed further in “Tax information” later in this prospectus.

Repaying a loan.  When you take a loan, we use the principal amount of the loan, the loan interest rate and the term of the loan to determine the loan repayment amount. You can repay a loan through payroll deduction, Online Account Access or by personal check. Loan repayments must be made quarterly, unless you enroll through Online Account Access for monthly systematic repayments (not available for contracts owned by a corporate trustee). You can elect to have the principal portion of your loan repayments automatically distributed among your investment options in accordance with your investment allocation instructions currently on file. If you elect this option, the transfer to your investment options will take place on the next business day after we receive your loan repayment. You can repay your loan in full, including interest due, at any time (by bank check or money order only). In very limited specified circumstances concerning leaves of absence, and upon our receipt of the documentation we require, loan repayment can be suspended. Otherwise, loans must be repaid according to the repayment schedule to avoid default. See “Tax information” later in this prospectus.

Loans and the Personal Income Benefit.  If you activated the Personal Income Benefit benefit by allocating amounts to the Personal Income Benefit variable investment options and request a loan, you will be able to specify the investment options from which the loan will be taken. When taking a loan, you must deplete the Non-Personal Income Benefit investment options before utilizing the Personal Income Benefit variable investment options. If you do not specify investment options, the loan amount will be taken from your Non-Personal Income Benefit account value first. If there are insufficient values to complete your loan request, the remaining loan amount will be taken from the Personal Income Benefit account value. If a loan is taken from your Personal Income Benefit account value, this amount is allocated to the loan reserve account and your Guaranteed Annual Withdrawal Amount and Ratchet Base will be reduced on a pro rata basis.

All loan repayments will be applied to guaranteed interest option by default. However, you can elect to have the principal portion of your loan repayments automatically distributed among your investment options in accordance with your investment allocation instructions currently on file. If you elect this option, the transfer to your investment options will take place on the next business day after we receive your loan repayment. Loan amounts repaid into the guaranteed interest option and subsequently transferred into the Personal Income

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Benefit variable investment options will receive the GTWR. If you have an outstanding loan, it must be repaid before you can elect to receive Guaranteed Annual Withdrawal Amount payments.

If you have defaulted (failed to repay as required) a loan, we will treat the unpaid loan balance (plus any unpaid loan interest that is due) as a deemed distribution and withdrawal from the certificate. Loan defaults and withdrawals may have adverse tax consequences. See “Distributions from TSAs” in “Tax information” later in this prospectus.

If Guaranteed Annual Withdrawal Amount payments have begun and you had previously defaulted on a loan and would like to repay the loan, we will permit you to do so. Your loan repayments will be allocated to the guaranteed interest option.

Termination of participation

Your participation under the EQUI-VEST® Strategies contract may be terminated by us and your account value paid to your employer if:

(1)	your account value is less than $500 and we have not received contributions on your behalf for a period of three years (except if you have activated the Personal Income Benefit feature); or

(2)	you request a partial withdrawal that reduces your account value to an amount of less than $500 (except if you have activated the Personal Income Benefit feature); or

(3)	we have not received any contributions on your behalf within 120 days from your participation date; or

(4)	the plan is no longer qualified under the Code and the EQUI-VEST® Strategies contract is terminated by us.

We will deduct the amount of any outstanding loan balance and any applicable withdrawal charge from the account value when we terminate your certificate.

The employer and, under certain circumstances, we may discontinue contributions under the EQUI-VEST® Strategies contract. Such discontinuance means that the employer will not permit any further salary deferral or employer contributions to be made under the contract. All other provisions of the contract remain in effect.

The employer may terminate the contract by (i) transferring all the assets to another contract or (ii) withdrawing the forfeiture account and directing us to deal directly with the participants.

Texas ORP participants

For participants in a Texas Optional Retirement Program, Texas law permits withdrawals only after one of the following distributable events occur:

•	turning age 70 1/2; or

•	death; or

•	retirement; or
•	termination of employment in all Texas public institutions of higher education.

To make a withdrawal, a properly completed written acknowledgment must be received from the employer. If a distributable event occurs prior to your being vested, any amounts provided by an employer’s first-year matching contribution will be refunded to the employer. We may change these provisions without your consent, but only to the extent necessary to maintain compliance with any law that applies.

When to expect payments

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon certificate termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)	the New York Stock Exchange is closed or restricts trading,

(2)	the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option’s assets is not reasonably practicable, or

(3)	the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

Your annuity payout options

EQUI-VEST® Strategies offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the different forms of annuity payout options listed below. Restrictions may apply, depending on the type of contract or your age at certificate issue. If you activated the Personal Income Benefit feature and choose to annuitize your certificate, the Personal Income Benefit feature will terminate without value even if your Personal Income Benefit account value is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under the Personal Income Benefit feature. See “Personal Income Benefit” in “Contract features and benefits” earlier in this prospectus for further information. We have the right to

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require you to provide satisfactory evidence of the age of any person upon whose life an annuity form depends. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

Annuity payout options

Fixed annuity payout options	• Life annuity • Life annuity with period certain • Life annuity with refund certain • Period certain annuity
Variable Immediate Annuity payout options (as described in a separate prospectus for this option)	• Life annuity (not available in New York) • Life annuity with period certain

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Life annuity:  An annuity that guarantees payments for the rest of your life. Payments end with the last monthly payment before your death. Because there is no continuation of benefits following your death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as you are living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.

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Life annuity with period certain:  An annuity that guarantees payments for the rest of your life. If you die before the end of a selected period of time (“period certain”), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond your life expectancy or the joint life expectancy of you and the designated beneficiary.

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Life annuity with refund certain:  An annuity that guarantees payments for the rest of your life. If you die before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

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Period certain annuity:  An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed your life expectancy. This option does not guarantee payments for the rest of your life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of your life and, after your death, payments continue to the survivor.

Generally, unless you elect otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married participants under certain TSAs. We may offer other payout options not outlined here. Your financial professional can provide details.

Fixed annuity payout option

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your certificate or on our then current annuity rates, whichever is more favorable for you.

Variable Immediate Annuity payout options

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of EQ Premier VIP Trust and EQ Advisors Trust. The EQUI-VEST® Strategies contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options and whether the actual rate of investment return is higher or lower than an assumed base rate.

The amount applied to purchase an annuity payout option

The amount applied to purchase an annuity payout option varies, depending on the annuity payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges. The amount applied to provide an annuity payout option will reflect the application of a withdrawal charge (except in those limited circumstances set forth in “Withdrawal charge” under “Charges and Expenses” later in this prospectus. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment. See “Market value adjustment” under “Contract features and benefits” earlier in this prospectus.

Selecting an annuity payout option

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your certificate before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. You must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the participation date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your certificate’s annuity commencement

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date. Your certificate’s annuity commencement date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The annuity commencement date is generally the participation date anniversary that follows your 95th birthday. This may be different in some states.

We will send you a notice with your certificate statement one year prior to your annuity commencement date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your annuity commencement date, your certificate will be annuitized automatically.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. In general, the longer the period over which we expect to make payments, the lower will be your payment for each year.

The amount of the annuity payments will depend on:

(1)	the amount applied to purchase the annuity;

(2)	the type of annuity chosen, and whether it is fixed or variable;

(3)	in the case of a life annuity, your age (or your and the designated beneficiary’s ages);

(4)	in the case of a period certain annuity, the period selected; and

(5)	the frequency of the payments.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

Annuity commencement date

Your certificate has an annuity commencement date by which you must either take a lump sum payment or select an annuity payout option. The annuity commencement date is the later of the month after you reach the “maximum maturity age” specified in the contract or the tenth anniversary of the participation date. The annuity commencement date is generally the participation date anniversary that follows your 85th birthday. We will send a notice with the annual statement one year prior to the annuity commencement date.

Certificates with Personal Income Benefit

If you activated the Personal Income Benefit feature, on the certificate’s annuity commencement date you may elect:

•	an annuity payout option we are then offering (for both or either your Personal Income Benefit account value and your Non-Personal Income Benefit account value);
•	a lump sum distribution of your account value (for both or either your Personal Income Benefit account value and your Non-Personal Income Benefit account value); or

•	the Personal Income Benefit annuity commencement date annuity benefit (for your Personal Income Benefit account value only).

The Personal Income Benefit annuity commencement date annuity benefit compares: (i) your Guaranteed Annual Withdrawal Amount under the Personal Income Benefit benefit; and (ii) the amount you would receive by applying your Personal Income Benefit account value on the certificate’s annuity commencement date to the guaranteed annuity rates for a life only annuity. The Personal Income Benefit annuity commencement date benefit provides periodic payments of the higher resulting amount. This amount is fixed and does not change after annuity payments begin. Please note that if you elect the Personal Income Benefit annuity commencement date annuity benefit for your Personal Income Benefit account value and you do not elect either a lump sum distribution or any annuity payout option for your Non-Personal Income Benefit account value remaining at the annuity commencement date, we will apply your Non-Personal Income Benefit account value to the normal form of annuity payout option, which is a life annuity with a 10-year period certain.

Please see Appendix IV later in this prospectus for the state variations.

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5. Charges and expenses

Charges under the contracts

Charge against the Separate Account

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group and by variable investment option between 0.25% to 1.20% of daily net assets attributable to all certificates under the group contract. Contracts will generally have a charge of 1.20%, 0.90%, 0.70%, 0.50% or 0.25%.

Charges may be based on:

•	the factors on which the mortality and expense risks charge and administration charges are based, including the size and type of the group;

•	the plan provisions which may provide, among other things, the level of contributions including employer contributions and the frequency of benefit payments;

•	whether we will be the sole contract provider;

•	the level of services provided by your financial professional; and

•	our sales-related expenses.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the certificate. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. A participant’s certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST® Strategies contracts.

Annual administrative charge

We deduct an administrative charge from your account value on the last business day of each participation year. We deduct the charge if your account value on the last business day of the participation year is less than $25,000. If your account value on such date is $25,000 or more, we do not deduct the charge. The charge is equal to $30 or, if less, 2% of your account value plus any amounts previously withdrawn during the participation year. We reserve the right to increase this charge to a maximum of $65. For particular groups, the charge may be waived or reduced for account values of less than $25,000 or the charge may also be waived entirely.

We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment. If there are still insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. Also, we will deduct a pro rata portion of the charge if you surrender your certificate, elect an annuity payout option or you die during the participation year.

Differences in this charge are due to variations in group characteristics including the total amount of plan assets. The charge is designed primarily to defray administrative expenses in connection with the issuing and daily administration of the contracts. We will determine the applicability of this charge pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST® Strategies contracts.

Charge for third-party transfer or rollover

We may deduct a charge for third-party transfers. A third party transfer is where you ask us to directly transfer or roll over funds from your certificate to a permissible funding vehicle offered by another provider, or to another eligible plan. The charge is currently $25 ($65 maximum) per occurrence per participant or, if less, this charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value. This charge will also be imposed on each third-party transfer out of the contract’s forfeiture account into another permissible funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant certificates under the contract. Transfers are subject to any required employer approval.

Charge for enhanced death benefit

If you elect the enhanced death benefit we deduct a charge annually from your account value on each participation date anniversary. The charge is equal to 0.15% of your account value.

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We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment. If there are still insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base.

If your account value is insufficient to pay this charge, your certificate will terminate without value and you will lose any applicable guaranteed benefits.

Withdrawal charge

A withdrawal charge of up to 6% may apply for up to the first 10 participation years, as set forth in the contract and participation certificate. Differences in the period for which and circumstances under which this charge applies are due to the total amount of plan assets under the contract, the frequency of the possible benefit payments as provided by the terms of the plan, other charges and fees under the contract and the compensation paid in connection with the sale of the contract. The period of and circumstances under which the withdrawal charge applies will be determined pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST® Strategies contracts.

As noted above, the withdrawal charge may vary from group to group. In general, the withdrawal charge schedule is one of three options selected by the group. Under some group contracts, the withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from the participant’s account value during the first five participation years, 5% of the amount withdrawn during the 6th participation year, 4% of the amount withdrawn during the 7th participation year, 3% of the amount withdrawn during the 8th participation year, 2% of the amount withdrawn during the 9th participation year, and 1% of the amount withdrawn during the 10th participation year.

Under some group contracts, the withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from the participant’s account value during the first four participation years and 5% of the amount withdrawn during the 5th participation year. Under this schedule, there is no withdrawal charge in the 6th and later participation years.

Under some group contracts, there is no withdrawal charge.

The withdrawal charge percentages may be different for certain group contracts, including group contracts issued to certain schools in Texas and other states.

If your group contract is subject to a withdrawal charge, it will not apply under the circumstances described as follows:

•	each participation year you can withdraw up to 10% of your account value without paying a withdrawal charge

(10% free withdrawal amount). The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the participation year; or

•

If you have activated the Personal Income Benefit feature, we will waive any withdrawal charge for any Guaranteed Annual Withdrawal Amount payments during the participation year up to the greater of (a) the 10% free withdrawal amount, and (b) the Guaranteed Annual Withdrawal Amount. However, each withdrawal reduces the 10% free withdrawal amount for that participation year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a Personal Income Benefit Excess or Early withdrawal as long as it does not exceed the 10% free withdrawal amount; or

•	after five participation years and you are at least age 59 1/2; or

•	you request a refund of an excess contribution within one month of the date on which the contribution is made; or

•	you die and the death benefit is made available to the beneficiary; or

•	after five participation years if you are at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond your age 59 1/2 and allows no prepayment; or

•	after three participation years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

•	the amount withdrawn is applied to the election of a life contingent annuity payout option; or

•	the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of your life expectancy, that allows no prepayment; or

•	you have reached age 55 and have separated from service; or

•

(subject to state approval), amounts withdrawn from the Personal Income Benefit investment options that are directly rolled over to an EQUI-VEST® GWBL Rollover IRA Annuity contract if the plan requires you to take a distribution due to a separation from service or plan termination.

In addition, particular groups may receive one or more of the following waivers:

(1)	You sever from employment with your employer.

(2)	The withdrawal is made to satisfy minimum distribution requirements.

(3)	You elect a withdrawal that qualifies as a hardship (or for EDC contracts, an unforeseeable emergency) withdrawal under the Code.

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(4)

You have qualified to receive Social Security disability benefits as certified by the Social Security Administration or you are totally disabled. Total disability is your incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and you must continue to be deemed totally disabled.

Written notice of claim must be given to us during your lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, you must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that you meet the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Such proof must be furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

(5)	We receive proof satisfactory to us that your life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician).

(6)

You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

—	its main function is to provide skilled, intermediate, or custodial nursing care;

—	it provides continuous room and board to three or more persons;

—	it is supervised by a registered nurse or licensed practical nurse;

—	it keeps daily medical records of each patient;

—	it controls and records all medications dispensed; and

—	its primary service is other than to provide housing for residents.

(7)	The employer elects to move the plan assets to a different funding vehicle after five contract years.

(8)	The withdrawal is made to provide any annuity benefits that we offer as requested by your employer.

The withdrawal charge will apply if the condition as described in items 4 through 6 above existed at the time participation under the contract began or if the condition began within the 12 month period following such participation.

See Appendix IV, later in this prospectus for information on state availability and variations with respect to this charge.

In instances where a withdrawal charge applies, other than where your participation under the contract is terminated, in order to give you the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. Unless you specify otherwise, we deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options to the extent you have values in those options. If we make up the required amounts from the fixed maturity options, a market value adjustment will apply. In the case where you terminate participation under the contract, we will pay your account value after the withdrawal charge has been imposed (cash value).

Personal Income Benefit charge

If you activate the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, we deduct an annual charge equal to 1.00% of your Personal Income Benefit account value. This charge will be deducted from your value in the Personal Income Benefit variable investment options on a pro rata basis on each participation date anniversary. It is not pro-rated to account for a portion of the year. However, if the Personal Income Benefit feature is terminated, the certificate is surrendered or a death benefit is paid on a date other than a participation date anniversary, we will deduct a pro rata portion of the charge for that year.

In no event will the charge for the Personal Income Benefit be deducted from your Non-Personal Income Benefit account value.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

Plan operating expense charge

Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer’s designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms your Employer’s plan. We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest

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option first, then from amounts from the fixed maturity options, to the extent you have value in those options. If there are insufficient funds in your Non-Personal Income Benefit account value and fixed maturity options, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. We do not apply a withdrawal charge to these the amounts withdrawn pursuant to these instructions.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge.  We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Charges that the Trusts deduct

The Trusts deduct charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent auditors’ fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of EQ Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the “underlying portfolios”). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

Variations in charges

For certain groups offered the EQUI-VEST® Strategies contract, we may reduce the withdrawal charges and/or separate account charges. We may also reduce or waive the annual administrative charge. We may make other changes to the EQUI-VEST® Strategies contract, including a change in the standard death benefit or the minimum initial contribution requirements; permitting additional circumstances under which the withdrawal charge is waived; and/or establishing different rates to maturity for the fixed maturity options.

Our costs for sales, administration and mortality may vary based on a number of factors, including the size and type of group or sponsoring organization; the level of services provided by us or your financial professional; if we will be the sole contract provider; and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing charges.

In order for a group to be considered for reduced charges, it generally must meet certain requirements relative to existing and projected plan assets. We determine the applicable charge reductions and benefit adjustments according to our procedures in effect at the time we approve a group. We may change our pricing procedures from time to time or the required level of assets a group must have to be eligible for reduced charges.

From time to time, an employer group has an existing arrangement with us, under which plan participants have individual contracts, and subsequently the employer purchases a group contract from us for new contributions and new participants only. Under these circumstances, we may make charge reductions or benefit adjustments under the existing individual contracts in order to reflect the same features, benefits and reduced costs as the group contract. We may also make charge reductions or benefit adjustments under existing individual contracts when an employer qualifies for a group contract but is unable to hold a group contract. Our pricing procedures for new groups may vary from the procedures we use for existing groups.

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional’s compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us.

Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial services professional provide and will not be unfairly discriminatory.

Groups may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

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6. Payment of death benefit

Your beneficiary and payment of benefit

Beneficiary designations are subject to the terms of your plan. You designate your beneficiary when you apply for your certificate. You may change your beneficiary at any time while the annuitant is alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not the participant is living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Effect of your death

If you die before the annuity payments begin, we will pay the death benefit to your beneficiary.

How death benefit payment is made

This description of “How death benefit payment is made” describes the contract, and more particularly, the “Beneficiary continuation option” as in effect prior to legislation enacted at the end of 2019. Legislation enacted at the end of 2019 has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as TSAs and 457(b) plans. After regulatory guidance is issued on this legislation, we anticipate making changes beginning in 2020 to our contracts to reflect these legislative changes. We may be required in certain cases to pay benefits faster under existing contracts.

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen, if the option is permitted under federal tax rules in effect after your death. If you have not chosen an annuity payout option as of the time of your death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See “Your annuity payout options” under “Accessing your money” earlier in this prospectus. Please note that you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary. In some cases a beneficiary may be able to do a nonspousal direct rollover to a new inherited IRA in the case of a death benefit from a qualified plan, 403(b) plan, or governmental employer 457(b) plan.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Beneficiary continuation option

Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to legislation enacted at the end of 2019. Upon your death, your beneficiary may generally elect to keep the certificate in your name and receive distributions under the certificate instead of receiving the death benefit in a single sum. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your certificate.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 72, if such time is later. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. After legislation enacted at the end of 2019, for deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” later in this prospectus

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under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 presumably no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

Under the beneficiary continuation option:

•	The certificate continues with your name on it for the benefit of your beneficiary.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•

If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•

The beneficiary may make transfers among the investment options, but no additional contributions will be permitted. In addition, we may, at any time, exercise our right to close a variable investment option to transfers.

•	Loans will no longer be available.

•	The standard death benefit and the enhanced death benefit provisions will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in your certificate.

•

Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the certificate in a lump sum. Even in the case of TSA owners or plan participants who died before December 31, 2019, if the beneficiary dies January 1, 2020 or later, legislation enacted at the end of 2019 imposes a 10-year limit on the distribution of the remaining interest.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Personal Income Benefit on a Single life basis. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Single life basis, your beneficiary may elect any death benefit option described earlier in this prospectus for which your beneficiary is eligible. Your beneficiary is not eligible to receive Guaranteed Annual Withdrawal Amount payments. If the beneficiary elects the Beneficiary continuation option, the Personal Income Benefit variable investment options will not be available for transfers.

Personal Income Benefit on a Joint life basis. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis, your beneficiary may either:

•	elect any death benefit option described earlier in this prospectus for which the beneficiary is eligible; or

•

elect to continue the certificate under the Personal Income Benefit Beneficiary continuation option, if your beneficiary is the same spouse you were married to when you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and you were still married at the time of your death.

If your beneficiary elects any death benefit option other than the Personal Income Benefit Beneficiary continuation option, the Guaranteed Annual Withdrawal Amount payments will terminate.

Your spousal beneficiary may (1) choose the “10-year rule” (the Guaranteed Annual Withdrawal Amount payments will terminate when all amounts under the certificate have been distributed) or (2) continue the certificate and take withdrawals under the Personal Income Benefit Beneficiary continuation option. If you were younger than age 72 at the time of your death, your spousal beneficiary may defer Personal Income Benefit Beneficiary continuation option payments until you would have reached age 72. However, any Guaranteed Annual Withdrawal Amount payments skipped cannot be recovered.

Under the Personal Income Benefit Beneficiary continuation option:

•	The certificate continues with your name on it for the benefit of your beneficiary.

•

The account value will be increased to equal the death benefit if the death benefit is higher than the total account value. If the account value is increased, the money will be allocated pro rata among the investment options including the Personal Income Benefit variable investment options. If applicable, the Ratchet Base will ratchet to the Personal Income Benefit account value on the next participation date anniversary.

•	The charge for the Personal Income Benefit will continue to apply. Withdrawal charges will no longer apply.

•

Payments will be equal to the greater of the Guaranteed Annual Withdrawal Amount and the Beneficiary continuation option payment. For information about what happens when the Personal Income Benefit account value falls to zero, see “Effect of your Personal Income

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Benefit account value falling to zero” under “Personal Income Benefit” in “Contract features and benefits” earlier in this prospectus.

•

If you were enrolled in either the Maximum payment plan or the Customized payment plan (both described earlier in this prospectus in ‘‘Accessing your money’’ under ‘‘Withdrawing your account value’’), enrollment in a plan will continue unless your beneficiary submits a request to change the plan or to take ad hoc withdrawals.

•

If your spousal beneficiary receives payments under the Maximum payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made the funds will be taken from the Non-Personal Income Benefit account value first. If there are insufficient funds in the Non-Personal Income Benefit account value then the funds will be taken from the Personal Income Benefit account value.

•

If your beneficiary receives payments under the Customized payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made, it will be taken from the Non-Personal Income Benefit account value first. If there are insufficient values in the Non-Personal Income Benefit account value, any necessary amounts will be taken from the Personal Income Benefit account value. The scheduled payments will continue in the same amount and the combined Customized payment plan payments and the RMD payment will not be treated as an Personal Income Benefit Excess withdrawal.

•

If your beneficiary takes any partial withdrawals from the Personal Income Benefit account value in addition to the RMD and Customized payment plan payments, the Customized payment plan terminates for that participation year. The partial withdrawals may be treated as Personal Income Benefit Excess withdrawals if they exceed the Guaranteed Annual Withdrawal Amount. Your beneficiary may immediately sign up for a new program; however, the new payments will not begin until after the next participation date anniversary. We will require your beneficiary to use our form for this purpose.

•

If prior to your death, you did not elect an automatic payment plan and your beneficiary takes unscheduled Guaranteed Annual Withdrawal Amounts from the Personal Income Benefit account value, we will make a payment (if necessary) in December that will equal the RMD amount less any withdrawals made through the payment date. The December automatic payment will not be treated as a Personal Income Benefit Excess withdrawal. However, any future withdrawals from the Personal Income Benefit account value in the same participation year may be treated as Personal Income Benefit

Excess withdrawals. If your beneficiary satisfies the RMD amount through unscheduled withdrawals from the Personal Income Benefit account value prior to the December payment, any withdrawal from the Personal Income Benefit account value that exceeds the Guaranteed Annual Withdrawal Amount will be considered a Personal Income Benefit Excess withdrawal.

•

Upon the death of your spousal beneficiary, the Personal Income Benefit and Beneficiary continuation option payment comparison stops. The beneficiary designated by your spousal beneficiary to receive any interest in the contract after the spousal beneficiary dies can elect to continue to receive the standard Beneficiary continuation option payments or receive any remaining account value in a lump sum.

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7. Tax information

CARES Act

Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) on March 27, 2020, with certain provisions immediately effective or retroactively effective to January 1, 2020. If you own a tax-qualified contract or intend to purchase a tax-qualified contract, you should consult with your tax adviser regarding how the CARES Act impacts your unique situation. The CARES Act suspends required minimum distributions during the 2020 calendar year for many tax-qualified and tax-favored plans and contracts (such as defined contribution plans, 403(b) plans, government sponsored employer 457(b) plans, and IRAs). Please read all disclosure in this Prospectus accordingly. The CARES Act permits penalty-free withdrawals during 2020 from such plans and contracts by individuals affected by coronavirus or the economic aftermath. Coronavirus-related distributions from all such plans and contracts would be limited to an aggregate of $100,000 for any individual. The individual would be able to repay the amount of the distribution to the plan or contract within a 3-year period. The CARES Act also increases availability of specified qualified plan loans and flexibility of repayment. Please consult your tax adviser about your individual circumstances.

Tax information and ERISA matters

Overview

This section of the prospectus discusses the current federal income tax rules that generally apply to annuity contracts which may be used to fund certain employer-sponsored retirement plans.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service (“IRS”) interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict, what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular employer’s plan or contract may vary depending on the facts applicable to that employer. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. Employers should not rely only on this document, but should consult their tax adviser before choosing EQUI-VEST® Strategies.

Choosing a contract to fund a retirement arrangement

Generally, there are two types of funding vehicles that are available for 403(b) plans: a 403(b) TSA annuity contract such as an EQUI-VEST® Strategies TSA or a 403(b)(7) custodial account. An EDC plan may be funded by specified annuity contracts, custodial accounts or trustee arrangements. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement below. Employers should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, employers should consider the annuity’s features and benefits, such as EQUI-VEST® Strategies standard death benefit, enhanced death benefit, selection of variable investment options, provision of a guaranteed interest option and fixed maturity options and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. Employers should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding 403(b) plans and 457(b) plans. For this purpose, additional annuity contract benefits may include certain guaranteed benefits such as the Personal Income Benefit and the enhanced death benefit. Employers should consider the potential implication of these Regulations before choosing this annuity contract.

Special rules for tax-favored retirement plans

Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

•	participation and coverage;

•	nondiscrimination;

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•	vesting and funding;

•	limits on contributions, distributions, and benefits;

•	withholding;

•	reporting and disclosure; and

•	penalties.

State income tax rules covering contributions to and distributions from employer-sponsored retirement plans may differ from federal income tax rules. It is the responsibility of the employer, plan trustee and plan administrator to satisfy federal income tax, state income tax and other state rules and ERISA rules, if applicable.

Additional “Saver’s Credit” for salary reduction contributions to certain plans

You may be eligible for a nonrefundable income tax credit for salary reduction contributions you make to a 403(b) plan or governmental employer 457(b) EDC plan as well as contributions you make to other eligible retirement plans or to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your salary reduction contribution is already excluded from tax. For details on this credit, please see the Internal Revenue Service Publication for your type of plan (for example, IRS Publication 571, Tax-Sheltered Annuity Plans (403(b) Plans) For Employees of Public Schools and Certain Tax-Exempt Organizations).

Tax-sheltered annuity contracts (TSAs)

General

This section of the prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as “403(b) annuity contracts” or “Tax Sheltered Annuity contracts (TSAs)”.

The disclosure generally assumes that the TSA has 403(b) contract status or qualifies as a 403(b) contract. Due to Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to 2009 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual’s employer or the individual takes certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner’s employment status, plan participation status, and when and how the contract was acquired) on your personal situation.

Final Regulations under Section 403(b)

In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code (2007

Regulations). As a result, there were significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules applied beginning in 2007. There are still a number of uncertainties regarding the application of these rules. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on 403(b) TSA contracts issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.

Employer plan requirement.  The thrust of the 2007 Regulations is to require a written plan document for Section 403(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009 to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

As part of this process, the sponsoring employer designates the insurance companies or mutual fund companies to which it will make contributions to purchase 403(b) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as “approved providers” or “approved vendors” under the employer’s 403(b) plan, although such terms are not used in the 2007 Regulations. If the Company is not an approved provider under an employer’s 403(b) plan, active participants in that employer’s plan may have to transfer funds from their EQUI-VEST® TSA contracts to another 403(b) plan funding vehicle in a contract exchange under the same plan in order to avoid significant limitations under the 403(b) plan for transactions on the contract.

General; special employer rules

An employer eligible to maintain a 403(b) plan for its employees may make contributions to purchase a 403(b) funding vehicle for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions.

Generally, there are two types of funding vehicles available to fund 403(b) plans: an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.

Contributions to TSAs

There are three ways you can make contributions to this EQUI-VEST® Strategies TSA contract:

•	annual contributions made through the employer’s payroll; or

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•	with employer or plan approval, a rollover from another eligible retirement plan; or

•	with employer or plan approval, a plan-to-plan direct transfer of assets or a contract exchange under the same plan.

Annual contributions made through the employer’s payroll.   Annual contributions to 403(b) TSA contracts made through the employer’s payroll are limited. (Tax-free plan to plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called “salary reduction contributions” or “elective deferral contributions” and are generally made on a pre-tax basis. However, a TSA can also be wholly or partially funded through non-elective employer contributions or contributions treated as after-tax employee contributions. If the employer’s plan permits, and as reported to us by the employer, an employee may designate some or all of salary reduction contributions as “designated Roth contributions” under Section 402A of the Code, which are made on an after-tax basis.

Some employer contributions may be subject to vesting under the employer’s plan.

The annual limit on employer and employee contributions on behalf of an employee to defined contribution plans of an employer for 2020 is the lesser of $57,000 (after adjustment for cost-of-living changes) or 100% of compensation. When figuring out the contribution limit you have to:

•	include reallocated forfeitures and voluntary nondeductible employee contributions;

•

include compensation from the employer in the form of elective deferrals and excludible contributions under Section 457(b) EDC plans and “cafeteria” plans. These are plans giving employees a choice between cash and deferred benefits or specified excludible health and welfare benefits; and

•	disregard compensation or earned income of more than a specified amount. This amount is $285,000 for 2020. This amount may be further adjusted for cost-of-living changes in future years.

“Salary reduction” or “elective deferral” contributions made under a 403(b) plan or other cash or deferred arrangement are limited to $19,500 for 2020, and may be further adjusted for cost-of-living changes in future years. This limit applies to the total of all elective deferrals under all tax-favored plans in which the individual participates, from all employers, for example, also including salary reduction contributions under 401(k) plans. If the plan permits, an individual who is at least age 50 at any time during 2020 can make up to $6,500 additional salary reduction contributions for 2020.

Special provisions may allow certain participants with at least 15 years of service to make “catch-up” contributions to compensate for smaller contributions made in previous years.

If contributions to a 403(b) TSA contract exceed the applicable limit in any year, the excess will be taxable to the employee as ordinary income. In certain situations, we may distribute excess contributions to avoid tax penalties.

Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail 403(b) rules.

Rollover contributions.  After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

•	termination of employment with the employer who provided the funds for the plan; or

•	reaching age 59 1/2 even if still employed; or

•	disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code can be made free of income tax withholding and penalty-free. Repayments of these distributions to an eligible retirement plan are treated as deemed rollover contributions. IRS guidance will be required to implement this provision.

Rollovers of after-tax contributions from certain eligible retirement plans

Non-Roth after-tax contributions.  Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) EDC plan) may

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be directly rolled over to a 403(b) TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. Non-Roth after-tax contributions in a traditional IRA cannot be rolled over from the traditional IRA into a TSA. See “IRS guidance on allocation between pre-tax and after-tax amounts on distributions; the effect of direct rollovers” under “Distributions from TSAs—Tax treatment of distributions from TSAs”.

Designated Roth contributions.  If the after-tax contributions are in a “designated Roth account” under a 403(b) plan, a 401(k) plan or a governmental employer EDC plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another “designated Roth account” under another such plan. They cannot be rolled over to a non-Roth after-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 403(b) plan (or a 401(k) plan or a governmental employer EDC plan).

Limitations on individual-initiated direct transfers.  The 2007 Regulations revoked Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) contract to another, without reportable taxable income to the individual. Under transitional rules in the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.

Direct transfer contributions.  A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: “plan-to-plan transfers” and “contract exchanges within the same 403(b) plan”. 403(b) plans do not have to offer these options. A “plan-to-plan transfer” must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant’s (or beneficiary’s) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant’s (or beneficiary’s) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant’s (or beneficiary’s) interest in the source 403(b) plan (for example with respect to the participant’s interest in any after-tax employee contributions).

A “contract exchange within the same 403(b) plan” must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges;

(ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant’s (or beneficiary’s) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future (“an information sharing agreement”). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.

We currently do not offer a 403(b) contract for a beneficiary of a deceased participant as described above.

TSA contracts issued by the Company pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are generally “grandfathered” as to 403(b) status. However, future transactions such as loans and distributions under such “grandfathered” contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer’s 403(b) plan, or the employer enters into an information sharing agreement with us.

Special rule for rollover or direct transfer contributions after 72 (or age 70 1/2 if applicable).  The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age 72 (or age 70 1/2 if applicable) in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

Distributions from TSAs

General

Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed pending receipt of information required to process the transaction under an information sharing agreement between the Company and the employer sponsoring the plan.

Withdrawal Restrictions — Salary reduction contributions. You generally are not able to withdraw or take payment from your TSA contract unless you reach age 59 1/2, die, become disabled (special federal income tax definition), sever employment with the employer which provided the funds for the TSA contract, or suffer financial hardship (special federal income tax definition). Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings and must be approved by the employer or the plan.

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Under the 2007 Regulations, an employee is not treated as severing employment if the first employer and the subsequent employer are treated as the same employer (for example, an employee transfers from one public school to another public school of the same state employer).

These restrictions do not apply to the amount directly transferred to your TSA certificate that represents your December 31, 1988, account balance attributable to a 403(b) annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts directly transferred to your TSA certificate in a contract exchange under the same plan or a direct transfer from another 403(b) plan.

If any portion of the funds directly transferred to your TSA certificate is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. Account values attributable to employer contributions properly reported to us at the time of transfer will not be subject to restriction, unless required by the employer’s plan.

Withdrawals from a designated Roth account in a TSA contract are subject to these withdrawal restrictions.

Withdrawal restrictions on other types of contributions.  The Plan may impose withdrawal restrictions on employer contributions and related earnings. Amounts attributable to employer contributions are subject to withdrawal restrictions under the 2007 Regulations. These rules apply only to 403(b) plan contracts issued January 1, 2009 and later. These restrictions vary by individual plan and must be reported to us by the plan, the employer or the employer’s designee, as applicable.

Exceptions to withdrawal reductions.  If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

A tax law change permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable, and withdrawals would not be permitted from the designated Roth account under the plan. We are assessing implementation issues regarding this feature; as additional separate accounting is required. See “ ‘In-plan’ Roth conversions” below.

Distributions may also be made on termination of the plan.

Tax treatment of distributions from TSAs.  Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed.

Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions unless an exception applies. (For example, there is a limited exclusion from gross income for distributions used to pay qualified health insurance premiums of an eligible retired public safety officer from eligible governmental employer qualified plans, 403(b) plans and 457(b) plans.) Amounts distributed from TSAs are includable in gross income as ordinary income, not capital gain. Distributions from TSAs may be subject to 20% federal income tax withholding. See “Tax withholding and information reporting” below. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, both non-Roth and designated Roth, you will have a tax basis in your TSA certificate, which will be recovered tax-free. Unless we have been provided acceptable documentation for the amounts of any after-tax contributions to your TSA certificate, we assume that all amounts distributed from your TSA certificate are pre-tax, and we withhold tax and report accordingly.

Designated Roth contribution account.  Section 402A of the Code provides that a qualified distribution from a designated Roth account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income.

Distributions before annuity payments begin.  On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. This treatment is the same for non-qualified distributions from a designated Roth account under a 403(b) plan. For the special tax treatment applied to direct conversion rollovers, including “in-plan” Roth conversions, see “Tax-deferred rollovers and direct transfers” and “In-plan Roth conversions” below.

IRS guidance on allocation between pre-tax and after-tax amounts on distributions; the effect of direct rollovers.

The following applies where there are after-tax amounts and pre-tax amounts under the plan, and a distribution is made from the plan before annuity payments start. The IRS has issued ordering rules and related guidance on allocation between pre-tax and after-tax amounts.

•

All disbursements from the plan that are “scheduled to be made at the same time” are treated as a single distribution even if the recipient has directed that the disbursement be divided among multiple destinations. Multiple destinations include payment to the recipient and direct rollovers to one or more eligible retirement

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plans. (Separate information reports on Form 1099-R are generally required if a disbursement is divided among multiple destinations, however.)

•

If the pre-tax amount for the aggregated distribution is directly rolled over to one or more eligible retirement plans, the entire pre-tax amount is assigned to the amount of the distribution that is directly rolled over (and is not currently taxable).

•

If the recipient wants to divide the direct rollover among two or more eligible retirement plans, before the distribution is made, the recipient can choose how the pre-tax amount is to be allocated among the plans. We expect to have forms for this choice.

•

If the pre-tax amount for the aggregated distribution is more than the amount directly rolled over, the pre-tax amount is assigned to the portion of the distribution that is directly rolled over, up to the amount of the direct rollover (so that each direct rollover consists entirely of pre-tax amounts).

•

The guidance indicates that any remaining pre-tax amount is next assigned to any 60-day rollovers up to the amount of the 60-day rollovers. (Please note that the recipient is responsible for the tax treatment of 60-day rollovers and that our information report on Form 1099-R will reflect distribution to the recipient and any required 20% withholding.)

•	The guidance indicates that any remaining pre-tax amount after assignment of the pre-tax amount to direct rollovers and 60-day rollovers is includible in gross income.

•	Finally, if the amount rolled over to an eligible retirement plan exceeds the portion of the pre-tax amount assigned or allocated to the plan, the excess is an after-tax amount.

For example, if a plan participant takes a distribution of $100,000 from a plan, $80,000 of which is pretax and $20,000 of which is attributable to non-Roth after-tax contributions, the participant could choose to allocate the distribution so that the entire pre-tax amount of $80,000 could be directly rolled over to a traditional IRA and the $20,000 non-Roth after-tax contributions could be rolled over to a Roth IRA.

Annuity payments.  If you elect an annuity payout option, the non-taxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary’s) final tax return.

Payments to a beneficiary after your death.  Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan.

A surviving spouse may also be eligible to roll over a TSA death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances. Legislation enacted at the end of 2019 may restrict the availability of payment options under such IRAs.

Loans from TSAs.  The following discussion also applies to loans under governmental employer 457(b) EDC plans. See “Public employee deferred compensation plans (EDC Plans)” later in this prospectus.

If the plan permits, loans are available from a 403(b) plan. Loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax requirements apply even if the plan is not subject to ERISA. Please see Appendix IV later in this prospectus for any state rules that may affect loans.

Effect of 2007 Regulations on loans from TSAs.  As a result of the 2007 Regulations loans are not available without employer or plan administrator approval. Loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. Processing of a loan request will not be completed pending receipt of information required to process the transaction under an information sharing agreement between the Company and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Finally, unpaid loans may become taxable when the individual severs from employment with the employer which provided the funds for the contract. In addition, the 10% early distribution penalty tax may apply.

We report the entire unpaid balance of the loan (including unpaid interest) as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

•

The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant’s nonforfeitable accrued benefits; and (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer 457(b) EDC plans and 403(b) plans are included in “all qualified plans of the employer” for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.

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•

In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant’s primary residence. EQUI-VEST® Strategies TSA contracts have a term limit of 10 years for loans used to acquire the participant’s primary residence.

•

All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

Tax-deferred rollovers and direct transfers.  If withdrawal restrictions discussed earlier do not apply, you may roll over any “eligible rollover distribution” from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct roll-over or a rollover you do yourself within 60 days after you receive the distribution. To the extent rolled over, it remains tax-deferred.

You may roll over a distribution of pre-tax funds from a TSA to any of the following: a qualified plan, a governmental employer 457(b) EDC plan, a traditional IRA or a TSA. A spousal beneficiary may also roll over death benefits to any of these. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances. Legislation enacted at the end of 2019 may restrict the availability of payment options under such IRAs.

Eligible rollover distributions from qualified plans, 403(b) plans and governmental employer Section 457(b) plans may be rolled over to a SIMPLE IRA that the participant has participated in for at least two years.

Distributions from a 403(b) plan can also be rolled over to a Roth IRA. Conversion rollover transactions from pre-tax or non-Roth after-tax accounts are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The recipient plan must agree to take the distribution. If you are rolling over from a 403(b) plan to a governmental employer 457(b) EDC plan, the recipient governmental employer 457(b) EDC plan must agree to separately account for the rolled-over funds.

The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals and (3) any required minimum distributions under federal income tax rules.

“In-plan” Roth conversions.  If permitted by the plan, participants who are eligible to withdraw amounts may make an “in-plan” direct conversion rollover from a pre-tax account or a non-Roth after-tax account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An “in-plan” direct conversion rollover is not subject to withholding but is a taxable transaction, so a participant considering an “in-plan” direct conversion rollover should consider the payment of estimated tax. No tax applies to the basis portion of a non-Roth after-tax amount so converted.

As indicated above under “Exceptions to withdrawal restrictions,” a tax law change effective in 2013 permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable and withdrawals would not be permitted from the designated Roth account under the plan. Additional separate accounting will be required to implement this provision.

Non-Roth after-tax contributions.  Any non-Roth after-tax contributions you have made to a TSA only may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. You may roll over any after-tax contributions you have made to a TSA to a traditional IRA (either in a direct rollover or a roll-over you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. After-tax contributions from a TSA which are rolled into a traditional IRA cannot be rolled back into a qualified plan or TSA. After-tax contributions may not be rolled into a governmental employer EDC plan. As described above under “In-plan Roth conversions”, if the plan permits, you may also roll over non-Roth after-tax contributions to a designated Roth account under the plan.

Roth after-tax contributions. Amounts attributable to “designated Roth contributions” under a 403(b) plan may be rolled over to any of the following:

•	another designated Roth contribution separate account under (i) another 403(b) plan; (ii) a 401(k) plan; or (iii) a governmental employer EDC plan; or

•	a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of “designated Roth contributions” under a 401(k) plan or a governmental employer EDC plan.

See “IRS guidance on allocation between pre-tax and after-tax amounts on distributions; the effect of direct rollovers” above.

Before you decide to roll over a distribution to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. You should discuss with your tax adviser the rules which may apply to the rolled over funds. For example, distributions from a governmental employer 457(b) EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions, which applies to other types of retirement plans. If you roll over funds from an eligible retirement plan which is not a governmental employer 457(b) EDC plan (qualified plan, 403(b) plan or traditional IRA) into a governmental employer 457(b) EDC plan, and you later take a distribution from the recipient government employer 457(b) EDC plan, those amounts generally remain subject to the penalty.

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You should check if the recipient plan separately accounts for funds rolled over from another eligible retirement plan, as the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Direct transfers that are: (1) contract exchanges under the same 403(b) plan, (2) direct 403(b) plan-to-403(b) plan transfers, or (3) used to purchase permissive service credits under a retirement plan are not distributions.

If there is a mandatory distribution provision in your employer’s plan for certain small amounts and you do not designate an eligible retirement plan to receive such a mandatory distribution, Treasury Regulations require a traditional IRA to be established on your behalf.

Distribution Requirements

TSAs are subject to required minimum distribution rules. See “Required minimum distributions” later in this prospectus.

Spousal consent rules

If ERISA rules apply to your TSA you will need to get spousal consent for loans, withdrawals or other distributions if you are married when you request one of these transactions under the contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the participant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the participant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer’s plan and the contract.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•	to pay for certain extraordinary medical expenses (special federal income tax definition); or

•	in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or
•	under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code; or

•

in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

Public employee deferred compensation plans (EDC Plans)

Special employer and ownership rules.  Employers eligible to maintain EDC plans under Section 457(b) of the Code include governmental entities such as states, municipalities and state agencies (governmental employers). Since EQUI-VEST® Strategies is open only to governmental employer EDC plans; no rules applicable to tax-exempt employees are discussed.

An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer’s contributions to purchase the EDC contracts or any earnings until they actually receive funds from a governmental employer EDC plan. The plan’s assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.

Contribution Limits.  The maximum contribution for 2020 is the lesser of $19,500 or 100% of includible compensation.

Special rules may permit “catch-up” contributions during the three years preceding normal retirement age under the EDC plan. If the plan provides for catch-up contributions for any of the 3 years of service preceding the plan retirement age, the maximum contribution for an individual eligible to make such catch-up contributions is twice the otherwise applicable dollar limit, or $39,000 for 2020.

If the plan permits, an individual at least age 50 at any time during 2020 may be able to make up to $6,500 additional salary reduction contributions. An individual must coordinate this “age 50” catch-up with the other “last 3 years of service” catch up.

A governmental employer EDC plan may permit some or all of elective deferral contributions to be made as “designated Roth contributions” under Section 402A of the Code which are made on an after-tax basis. Unless otherwise indicated, the tax treatment of designated Roth contributions is described under “Tax-sheltered annuity contracts (TSAs)” previously in this Section.

Rollover contributions.  Eligible rollover distributions of pre-tax funds from 403(b) plans, 401(a) qualified plans, other

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governmental employer EDC plans and traditional IRAs may be rolled over into other such plans. The recipient plan must agree to take the distribution. If the source of the eligible rollover distribution is not a governmental employer EDC plan and the recipient plan is a governmental employer EDC plan, the recipient governmental employer EDC plan must agree to separately account for the rolled-over funds.

A governmental employer EDC plan which permits designated Roth elective deferral contributions to be made may also permit rollover contributions from another “designated Roth account” under another governmental employer EDC plan (or a 403(b) plan, or a 401(k) plan) to such a designated Roth account. Roth IRA funds may not be rolled over to such a designated Roth account.

Before you decide to roll over a distribution to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer EDC plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

Under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code can be made free of income tax withholding and penalty-free. Repayments of these distributions to an eligible retirement plan are treated as deemed rollover contributions. IRS guidance will be required to implement this provision.

Withdrawal Limits.  In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70 1/2, severs from employment with the employer or is faced with an unforeseeable emergency. Under legislation enacted at the end of 2019, withdrawals from a governmental employer 457(b) plan are permitted when the participant attains age 59 1/2; the limit remains at age 70 1/2 for tax exempt employer 457(b) plans. Under Treasury Regulations, amounts may also be distributed on plan termination. Small amounts (up to $5,000) may be taken out by the plan participant or forced out by the plan under certain circumstances, even though the plan participant may still be working and amounts would not otherwise be made available. Such a mandatory forced-out distribution is an eligible rollover distribution. Treasury Regulations require a direct rollover to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution. For funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan, because the funds are accounted for separately.

See the discussion under “Tax-sheltered annuity contracts (TSAs)” previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under a 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.

Distribution Requirements.  EDC plans are subject to minimum distribution rules similar to those that apply to TSAs. See “Required minimum distributions” later in this prospectus. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains age 72 (or age 70 1/2 if applicable) or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator’s responsibility to see that minimum distributions from an EDC plan are made.

If the EDC plan provides, a deceased employee’s beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received.

Tax Treatment of Distributions.  The taxation of distributions from a governmental employer EDC plan is generally the same as the tax treatment of distributions from TSAs discussed earlier in this prospectus. That is, amounts are generally not subject to tax until actually distributed and amounts may be subject to 20% federal income tax withholding. See “Tax withholding and information reporting” later in this prospectus. However, distributions from a governmental employer EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions.

If the governmental employer EDC plan permits designated Roth contributions, Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income. See the discussion under “Tax-sheltered annuity contracts (TSAs)” previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under a 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.

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Tax-deferred rollovers.  A participant in a governmental employer EDC plan, or in certain cases, a beneficiary, may be able to roll over an eligible rollover distribution from the plan to a traditional IRA, qualified plan or 403(b) plan, as well as to another governmental employer EDC plan. See the discussion above under “Distributions from TSAs — Tax-deferred rollovers and direct transfers” for rollovers from governmental employer EDC plans to SIMPLE IRAs. The recipient plan must agree to take the distribution.

If you roll over funds from a governmental employer EDC plan into a different type of eligible retirement plan (qualified plan, 403(b) plan, or traditional IRA), any subsequent distributions may be subject to the 10% federal income tax penalty noted above. Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts roll-overs and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You may roll over a distribution from a governmental employer 457(b) plan to any of the following: a 403(b) plan funding vehicle, a qualified plan, another governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.

Distributions from a governmental employer 457(b) plan can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

If the governmental employer EDC plan permits designated Roth contributions, amounts attributable to designated Roth contributions may be rolled over to any of the following:

•	another designated Roth contribution separate account under (i) another governmental employer EDC plan; (ii) a 403(b) plan; or (iii) a 401(k) plan; or

•	a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of “designated Roth contributions” under a 403(b) plan or a 401(k) plan.

If the governmental employer EDC plan permits designated Roth contributions and also if permitted by the plan, participants who are eligible to withdraw amounts may make an “in-plan” direct conversion rollover from a non-Roth account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An “in-plan” direct conversion rollover is not subject to withholding but typically produces taxable income.

Loans.  Same as for TSAs. (See “Loans from TSAs” under “Distributions from TSAs” earlier in this prospectus.)

Required Minimum Distributions

Legislation enacted at the end of 2019, which is generally effective January 1, 2020, significantly amends the required minimum distribution rules. Because these rules are statutory and regulatory, in many cases IRS guidance will be required to implement these changes.

Background on regulations — required minimum distributions

If you are a participant in a 403(b) plan or a governmental employer EDC plan, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and arrangements by a specified date. The beginning date depends on the type of plan or arrangement, and your birthdate and retirement status. The distribution requirements are designed to use up your interest in the plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from annuity contracts funding tax qualified retirement plans, including 403(b) plans and 457(b) plans. For this purpose additional annuity contract benefits may include enhanced death benefits. If you take annual withdrawals instead of receiving annuity payments, this could increase the amount required to be distributed from these contracts.

Lifetime required minimum distributions — When you have to take the first required minimum distribution

When you have to start lifetime required minimum distributions from 403(b) plans and 457(b) plans initially depends on your birthdate. Under legislation enacted at the end of 2019, lifetime required minimum distributions from 403(b) plans and 457(b) plans must generally start for the year in which you attain age 72 (if you were born July 1, 1949 or later). For individuals born June 30, 1949 or earlier, lifetime required minimum distributions from 403(b) plans and 457(b) plans must generally start for the year in which you attain age 70 1/2. That is, individuals who had already attained age 70 1/2 by December 31, 2019 had no change from prior law in the start or continuation of their lifetime required minimum distributions. However, 403(b) plan and 457(b) EDC plan participants may be able to delay the start of required minimum distributions for all or part of the account balance until after age 72 (or age 70 1/2 if applicable), as follows:

•

For 403(b) plan and 457(b) EDC plan participants who have not retired from service with the employer who provided the funds for this TSA or EDC contract by the calendar year the participant turns age 72 (or age 70 1/2 if applicable), the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement.

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•

403(b) plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 TSA account balance, even if retired at age 72 (or age 70 1/2 if applicable).

The first required minimum distribution is for the calendar year in which you turn age 72 (or age 70 1/2 if applicable), or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 72 (or age 70 1/2 if applicable) or retire or to delay taking it until the first three-month period in the next calendar year (January 1 – April 1). Distributions must start no later than your “Required Beginning Date,” which is April 1st of the calendar year after the calendar year in which you turn age 72 (or age 70 1/2 if applicable) or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year — the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you calculate required minimum distributions

There are two approaches to taking required minimum distributions — “account-based” or “annuity-based.”

Account-based method.  If you choose an “account-based” method, you divide the value of your TSA account or EDC account as of December 31st of the past calendar year by a number corresponding to your age from an IRS table to give you the required minimum distribution amount for that particular plan or arrangement for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may be able to later apply your funds to a life annuity-based pay-out with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

Annuity-based method.  If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your retirement plans?

No, if you want, you can choose a different method for each of your retirement plans. For example, you can choose an annuity payout from your TSA certificate, a different annuity payout from a qualified plan, and an account-based annual withdrawal from an IRA.

Will we pay you the annual amount every year from your certificate based on the method you choose?

We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our required minimum distribution automatic withdrawal option. Otherwise, you will be responsible each year for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your 403(b) TSA contracts, the IRS will let you calculate the required minimum distribution for each TSA that you maintain, using the method that you picked for that particular 403(b) funding vehicle. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall 403(b) plan required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more TSA contracts or custodial accounts that you own.

What if you take more than you need to for any year?

The required minimum distribution amount for each of your plans and arrangements is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans or TSAs to the amounts you have to take from your traditional IRAs and vice-versa.

What if you take less than you need to for any year?

Your plan or arrangement could be disqualified, and you could have to pay tax on the entire value. Even if your plan or arrangement is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If this is a TSA and you do not select a method with us, we will assume you are taking your required minimum distribution from another TSA contract or custodial account that you own. Note that in the case of an EDC plan the distribution must be taken annually from the EDC contract.

What are the required minimum distribution payments after you die?

These vary, depending on the status of your beneficiary (individual or entity) and when you die. Legislation enacted at the end of 2019 significantly amends the post-death required minimum distribution rules for distributions made beginning January 1, 2020, and in some cases may affect payouts for pre-December 31, 2019 deaths. IRS guidance will be needed to implement these changes.

Individual beneficiary

Unless the individual beneficiary has a special status as an “eligible designated beneficiary” or “EDB” described below, distributions of the remaining amount in the defined contribution plan or IRA contract following your death must be distributed within 10 years. IRS guidance will be needed regarding the mechanics of implementation of this “10-year” rule.

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Individual beneficiary who has “eligible designated beneficiary’ or “EDB” status

An individual beneficiary who is an “eligible designated beneficiary” or “EDB” can take annual post-death required minimum distribution payments over the life of the EDB or over a period not extending beyond the life expectancy of the EDB, as long as the distributions start no later than one year after your death (to be prescribed in Treasury Regulations). The following individuals are EDBs:

•	Your surviving spouse (see spousal beneficiary, below);

•	Your minor children (only while they are minors);

•	A disabled individual (Internal Revenue Code definition applies);

•	A chronically ill individual (Internal Revenue Code definition applies); and

•	Any individual who is not more than 10 years younger than you.

In certain cases, a trust for a disabled individual or a chronically ill individual may be treated as an individual and not as an entity beneficiary.

When minor children reach the age of majority, they stop EDB status and the remainder of the portion of their interest not yet distributed must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of this EDB status shift provision. It appears to discourage life contingent annuity payouts to minor children.

Spousal beneficiary

If your death beneficiary is your surviving spouse, your spouse has a number of choices. As noted above, post-death distributions may be made over your spouse’s life or period of life expectancy. Your spouse may delay starting payments over his/her life expectancy period until the year in which you would have attained age 72. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 72, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

Non-individual beneficiary

Pre-January 1, 2020 rules continue to apply. If you die before your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the “5-year rule” applies. Under this rule, the entire interest must be distributed by the end of the calendar year which contains the fifth year anniversary of the owner’s death. No distribution is required for a year before that fifth year. Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die after your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner’s life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Please note that under legislation enacted in 2019, for owner or participant deaths on ort after January 1, 2020, it appears that trusts which would have qualified under pre-January 2020 rules as “see-through trusts” will not be treated as entity beneficiaries.

Additional changes to post-death distributions after the 2019 legislation

The legislation enacted at the end of 2019 applies to deaths after December 31, 2019, so that the post-death required minimum distribution rules in effect before January 1, 2020 continue to apply initially. As long as payments start no later than December 31 following the calendar year of the owner’s or participant’s death, individuals who are non-spouse beneficiaries may continue to stretch post-death payments over their life. It is also permissible to stretch post-death payments over a period not longer than their life expectancy based on IRS tables as of the calendar year after the owner’s or participant’s death on a term certain method. In certain cases, a “see-through” trust which is the death beneficiary will be treated as an individual for measuring the distribution period.

However, the legislation enacted at the end of 2019 views the death of the original individual beneficiary as an event that triggers the “10-year” distribution period. Prior to 2019, for example, if an individual beneficiary who had a 20-year life expectancy period in the year after the owner’s or participant’s death died in the 7th year of post-death payments, the beneficiary named by the original beneficiary could continue the payments over the remaining 13 years of the original beneficiary’s life expectancy period. Even if the owner or participant in this example died before December 31, 2019, the legislation caps the length of any post-death period after the death of the original beneficiary at 10 years. As noted above, a rule similar to this applies when an EDB dies, or a minor child reaches the age of majority — the remaining interest must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of these beneficiary status shift provisions.

ERISA matters

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

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In addition, certain loan rules apply only to loans under ERISA plans:

•

For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for ensuring that any loan meets applicable DOL requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not the Company, to properly administer any loan made to plan participants.

•

With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with EQUI-VEST® Strategies processing and all other terms and conditions of the loan.

•

Only 50% of the participant’s vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant’s vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

•

Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

•

Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

•	Plans subject to ERISA provide that the participant’s spouse must consent in writing to the loan.

Certain rules applicable to plans designed to comply with Section 404(c) of ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant’s or beneficiary’s exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor and the plan sponsor may choose not to comply with Section 404(c).

The EQUI-VEST® Strategies TSA contracts provide the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor’s responsibility to see that the requirements of the DOL regulation are met. The Company and its financial professionals shall not be responsible if a plan fails to meet the requirements of Section 404(c).

Tax withholding and information reporting

Status for income tax purposes; FATCA.  In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U.S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding.  We must withhold federal income tax from distributions from annuity contracts. Distributions from employer-sponsored retirement plans are also subject to income tax withholding. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

We might have to withhold and/or report on amounts we pay under a free look or cancellation.

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Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

We withhold differently on “periodic” and “non-periodic” payments. For a periodic annuity payment, for example, your withholding depends on what you specify on an IRS Form W-4P, and we withhold according to the IRS Form W-4P. If you do not give us your correct Taxpayer Identification Number, we withhold at the highest rate.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals) which are not eligible rollover distributions

For a non-periodic distribution (total surrender or partial withdrawal) which is not an eligible rollover distribution, we generally withhold at a flat 10% rate.

You cannot elect out of withholding if the payment is an “eligible rollover distribution.”

Mandatory withholding from eligible rollover distributions

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from governmental employer 457(b) EDC plans and TSAs are subject to mandatory 20% withholding. See “Distributions from TSAs” and “Tax Treatment of Distributions” under “Public employee deferred compensation plans (EDC Plans)” earlier in this prospectus. The plan administrator is responsible for withholding from governmental employer 457(b) EDC plan distributions.

All distributions from a TSA, governmental employer 457(b) EDC plan or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

•	any distributions which are “required minimum distributions” after lifetime required minimum distributions must start; or

•	substantially equal periodic payments made at least annually for the life (or life expectancy) or the joint lives (or joint life expectancies of the plan participant (and designated beneficiary); or

•	substantially equal periodic payments made for a specified period of 10 years or more; or

•	hardship withdrawals; or

•	corrective distributions which fit specified technical tax rules; or

•	loans that are treated as distributions; or

•	to the extent that it is a post-death required minimum distribution not eligible to be rolled over, a death benefit payment to a beneficiary who is not the plan participant surviving spouse; or

•	a qualified domestic relations order distribution to a beneficiary who is not the plan participant current spouse or former spouse.

A death benefit payment to the plan participant surviving spouse (and in some instances to a non-spouse beneficiary), or a qualified domestic relations order distribution to the plan participant current or former spouse, may be a distribution subject to mandatory 20% withholding.

Impact of taxes to the Company

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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8. More information

About our Separate Account A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A’s operations are accounted for without regard to the Company’s other operations. The amount of some of our obligations under the contracts and certificates is based on the assets in Separate Account A. However, the obligations themselves are obligations of the Company.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise the Company or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)	to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)	to combine any two or more variable investment options;

(3)	to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)

to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)	to deregister Separate Account A under the Investment Company Act of 1940;

(6)	to restrict or eliminate any voting rights as to Separate Account A;

(7)	to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)	to close a variable investment option to new contributions or transfers; and

(9)	to limit the number of variable investment options which you may elect.

If the exercise of these rights results in a material change in the underlying investment of the Separate Account, you will be notified of such exercise, as required by law.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

About our fixed maturity options

Rates to maturity and price per $100 of maturity value

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or Online Account Access or from your financial professional.

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The rates to maturity for new allocations and the related price per $100 of maturity value are as shown below:

Fixed Maturity Options with June 15th Maturity Date of Maturity Year	Rate to Maturity as of February 18, 2020	Price Per $100 of Maturity Value
2020	3.00%(1)	$99.05
2021	3.00%(1)	$96.16
2022	3.00%(1)	$93.36
2023	3.00%(1)	$90.64
2024	3.00%(1)	$88.00
2025	3.00%(1)	$85.43
2026	3.00%(1)	$82.95
2027(1)	3.00%(1)	$80.53
2028(1)	3.00%(1)	$78.18
2029(1)	3.05%	$75.56
(1)	Since these rates to maturity are 3%, no amounts could have been allocated to these options.

How we determine the market value adjustment

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1)	We determine the market adjusted amount on the date of the withdrawal as follows:

(a)	We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

(b)

We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

(c)	We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

(d)	We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)	We determine the fixed maturity amount as of the current date.

(3)	We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II later in this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the “current rate to maturity” in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the “current rate to maturity” will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

Investments under the fixed maturity options

Amounts allocated to the fixed maturity options are held in a “non-unitized” separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account’s assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account’s investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated

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to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

About the general account

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract’s account value or any guaranteed benefits with which the contract was issued. The Company is solely responsible to the contract owner for the contract’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability. An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a “covered security” under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Dates and prices at which certificate events occur

We describe below the general rules for when, and at what prices, events under your certificate will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Business day

Our “business day” is generally any day the New York Stock Exchange is open for regular trading and generally ends at

4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

•	If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

—	on a non-business day;

—	after 4:00 PM, ET on a business day; or

—	after an early close of regular trading on the NYSE on a business day.

•	When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.

•	Quarterly rebalancing will be processed on a calendar year basis. Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

Contributions, transfers, withdrawals and surrenders

•	Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

•	Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

•	Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

•	If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

•	Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

•	Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

•	Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

•	Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

•	For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

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•	For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

•	Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

About your voting rights

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

•	the election of trustees;

•	the formal approval of independent auditors selected for each Trust; or

•	any other matters described in each prospectus for the Trusts or requiring a shareholders’ vote under the Investment Company Act of 1940.

We will give participants the opportunity to instruct us how to vote the number of shares attributable to their certificates if a shareholder vote is taken. If we do not receive instructions in time from all participants, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants vote. One effect of proportional voting is that a small number of participants may determine the outcome of a vote.

The Trusts sell their shares to the Company separate accounts in connection with the Company’s variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. EQ Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for the Company. We currently do not foresee any disadvantages to our participants arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our participants, we will see to it that appropriate action is taken to do so.

Separate Account A voting rights

If actions relating to Separate Account A require participant approval, participants will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants.

Changes in applicable law

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as purchasing the contract or making contributions, transfers, or withdrawals, based on your individual circumstances.

Cybersecurity Risks and Catastrophic Events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds,

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intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

Statutory compliance

We have the right to change the terms of the contract and any certificate thereunder without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in the contract and any certificate thereunder must be in writing and made by an authorized officer of the Company. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

About legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a participant’s interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the certificates, or the distribution of the certificates.

Financial statements

The financial statements of Separate Account A, as well as the consolidated financial statements of the Company, are in the SAI. The financial statements of the Company have relevance to the contracts only to the extent that they bear upon the ability of the Company to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling 1-800-628-6673.

Transfers of ownership, collateral assignments, loans, and borrowing

The owner may not assign a contract or certificate for any purpose.

You cannot assign a certificate as security for a loan or other obligation. Loans from account value, however, are permitted unless restricted by the employer.

Funding changes

The employer or trustee can change the funding vehicle for the plan.

Distribution of the contracts

The contracts are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other life and annuity products we issue.

The contracts are sold by financial professionals of Equitable Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution

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and other services to the portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges and expenses” earlier in this prospectus.

Equitable Advisors Compensation.  The Company pays compensation to Equitable Advisors based on contributions made on the contracts sold through Equitable Advisors (“contribution-based compensation”). The contribution-based compensation will generally not exceed 16.0% of total contributions. Equitable Advisors, in turn, may pay a portion of the contribution-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.70% of the account value of the contract sold (“asset-based compensation”). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.  In an effort to promote the sale of the Company products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of our contract than it pays for the sale of a contract or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same contract. Equitable Advisors also pay different levels of compensation based on different contract types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.  The Company pays contribution-based and asset-based compensation (together “compensation”) to Equitable Distributors. Contribution-based compensation is paid based on the Company contracts sold through Equitable Distributors’ Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of Equitable Distributors’ Selling broker-dealers. Contribution-based compensation will generally not exceed 12.0% of the total contributions made under the contracts. Equitable Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation

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of up to 0.35% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which the Company pays to Equitable Distributors will be reduced by the same amount, and the Company will pay Equitable Distributors asset-based compensation on the contract equal to the asset-based compensation which Equitable Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

The Company also pays Equitable Distributors compensation to cover its operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.  Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.

Allstate Financial Services, LLC

American Portfolios Financial Services

Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Capital Investment Group

Centaurus Financial, Inc.

Cetera Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Independent Financial Group, LLC

Infinex Investments Inc.

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

83

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Prospera Financial Services

Pruco Securities, LLC

Raymond James

RBC Capital Markets Corporation

Robert W Baird & Company

Santander Securities Corp.

Sigma Financial Corporation

Stifel, Nicolaus & Company, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

84

9. Incorporation of certain documents by reference

The Company’s Annual Report on Form 10-K for the period ended December 31, 2019 (the “Annual Report”) is considered to be part of this prospectus because it is incorporated by reference.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC’s public reference facilities at Room 1580, 100 F Street, NE, Washing-ton, DC 20549, or by accessing the SEC’s website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the fixed maturity option (the “Registration Statement”). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 (“Exchange Act”), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to:

Equitable Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

Attention: Corporate Secretary

(telephone: (212) 554-1234)

You can access our website at www.equitable.com.

85

Appendix I: Condensed financial information

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 1.20% and 0.50%. The unit values and number of units outstanding for contracts offered under Separate Account A with daily asset charges of 0.90% and 0.70% are available in the Statement of Additional Information. To request a copy of the Statement of Additional Information, please contact our Processing Office. At the date of this Prospectus, unit values and number of units outstanding for contracts offered under Separate Account A with an asset based charge of 0.25% did not exist. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

The unit values and numbers of units outstanding shown below, as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.12	$105.37	$100.23	$107.55	$116.48	$110.34	$128.74
Number of units outstanding (000’s)	—	—	—	1	9	27	37	51	51	59
1290 VT DoubleLine Opportunistic Bond
Unit value	—	—	—	—	—	$97.54	$101.07	$103.79	$101.58	$108.50
Number of units outstanding (000’s)	—	—	—	—	—	4	17	43	63	89
1290 VT Equity Income
Unit value	$111.01	$109.25	$127.07	$165.42	$177.60	$172.48	$192.54	$220.38	$192.27	$235.96
Number of units outstanding (000’s)	74	80	97	120	127	130	128	128	127	118
1290 VT GAMCO Mergers & Acquisitions
Unit value	$126.55	$126.72	$131.77	$144.49	$145.10	$147.11	$156.53	$164.22	$154.27	$165.56
Number of units outstanding (000’s)	19	17	15	11	9	8	7	6	5	5
1290 VT GAMCO Small Company Value
Unit value	$185.71	$177.07	$206.17	$283.37	$288.56	$268.85	$327.44	$375.60	$313.25	$381.76
Number of units outstanding (000’s)	264	338	427	528	636	744	861	981	1,106	1,221
1290 VT High Yield Bond
Unit value	—	—	—	$101.38	$102.08	$97.73	$107.89	$113.50	$109.64	$122.32
Number of units outstanding (000’s)	—	—	—	5	15	28	40	58	76	98
1290 VT Small Cap Value
Unit value	—	—	—	—	—	$87.33	$107.20	$119.46	$104.48	$129.91
Number of units outstanding (000’s)	—	—	—	—	—	—	1	5	16	30
1290 VT SmartBeta Equity
Unit value	—	—	—	—	—	$95.57	$100.00	$120.26	$111.58	$139.92
Number of units outstanding (000’s)	—	—	—	—	—	—	2	7	18	30

I-1

The unit values and numbers of units outstanding shown below, as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT Socially Responsible
Unit value	$78.76	$78.03	$90.00	$119.44	$134.07	$133.09	$144.59	$172.01	$162.51	$209.15
Number of units outstanding (000’s)	21	39	37	46	56	65	72	81	89	98
All Asset Growth-Alt 20
Unit value	$118.72	$113.20	$125.25	$141.22	$142.87	$135.56	$146.75	$168.04	$153.46	$180.57
Number of units outstanding (000’s)	18	52	96	137	169	190	211	274	287	297
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.31	$100.05	$98.77	$100.33	$102.39	$100.26	$108.05
Number of units outstanding (000’s)	—	—	—	5	34	98	160	213	244	284
CharterSM Moderate
Unit value	—	—	—	—	—	—	—	$105.19	$98.90	$112.20
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	1
CharterSM Multi-Sector Bond
Unit value	$92.20	$95.71	$99.60	$97.55	$98.68	$96.87	$98.51	$99.51	$97.82	$103.32
Number of units outstanding (000’s)	144	134	138	137	137	140	146	146	147	147
CharterSM Small Cap Growth
Unit value	$130.17	$108.44	$119.32	$174.21	$167.63	$155.61	$168.13	$206.58	$193.82	$254.78
Number of units outstanding (000’s)	42	35	30	28	22	19	16	14	14	13
CharterSM Small Cap Value
Unit value	$176.76	$158.90	$183.31	$258.49	$242.34	$207.98	$257.35	$282.99	$243.27	$299.59
Number of units outstanding (000’s)	70	57	48	42	35	31	28	26	23	21
EQ/400 Managed Volatility
Unit value	$106.03	$96.15	$110.64	$143.94	$154.73	$148.11	$175.15	$199.40	$172.82	$213.31
Number of units outstanding (000’s)	5	11	12	15	17	20	27	34	37	41
EQ/500 Managed Volatility
Unit value	$103.13	$98.08	$111.26	$143.93	$160.10	$158.75	$174.15	$207.78	$192.83	$247.48
Number of units outstanding (000’s)	7	16	21	27	34	41	47	53	57	62
EQ/2000 Managed Volatility
Unit value	$104.88	$92.69	$105.72	$143.50	$147.53	$138.32	$164.72	$185.30	$161.25	$198.26
Number of units outstanding (000’s)	2	5	7	8	9	12	16	18	21	23
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.29	$118.56	$122.73	$120.51	$123.56	$137.83	$128.25	$146.73
Number of units outstanding (000’s)	—	—	5	18	48	67	75	76	71	70

I-2

The unit values and numbers of units outstanding shown below, as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/AB Small Cap Growth
Unit value	$212.01	$208.64	$238.25	$325.25	$332.83	$319.27	$355.13	$430.43	$391.74	$494.64
Number of units outstanding (000’s)	11	12	14	14	13	11	10	9	8	8
EQ/Aggressive Allocation
Unit value	$132.78	$121.35	$136.88	$170.99	$176.91	$171.71	$184.57	$217.18	$195.86	$240.90
Number of units outstanding (000’s)	367	480	574	676	774	879	974	1,039	1,094	1,145
EQ/Balanced Strategy
Unit value	—	—	$103.35	$116.06	$119.71	$117.51	$123.05	$133.55	$126.43	$144.50
Number of units outstanding (000’s)	—	—	3	16	31	45	64	78	90	106
EQ/BlackRock Basic Value Equity
Unit value	$167.98	$160.81	$180.54	$245.68	$266.28	$246.91	$287.78	$307.39	$279.35	$340.67
Number of units outstanding (000’s)	300	349	394	457	530	602	664	707	738	772
EQ/Capital Guardian Research
Unit value	$118.34	$121.60	$141.05	$183.63	$200.50	$201.88	$216.26	$268.03	$251.98	$330.82
Number of units outstanding (000’s)	243	210	184	166	150	139	122	112	103	94
EQ/ClearBridge Large Cap Growth
Unit value	$112.25	$104.39	$124.21	$170.67	$175.03	$175.12	$174.55	$216.60	$213.24	$278.10
Number of units outstanding (000’s)	85	117	120	120	107	93	76	59	51	43
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$89.97	$84.93	$95.83	$122.40	$132.66	$127.94	$143.05	$161.41	$143.40	$189.20
Number of units outstanding (000’s)	51	41	36	31	27	23	23	21	19	19
EQ/Common Stock Index
Unit value	$156.63	$155.96	$178.12	$233.12	$258.09	$254.85	$281.24	$334.75	$311.53	$400.85
Number of units outstanding (000’s)	35	33	31	27	26	24	21	19	17	15
EQ/Conservative Allocation
Unit value	$120.34	$121.15	$125.18	$129.04	$130.83	$128.94	$131.13	$135.97	$132.23	$142.71
Number of units outstanding (000’s)	165	181	205	211	215	223	230	227	222	228
EQ/Conservative Growth Strategy
Unit value	—	—	$102.73	$112.17	$115.05	$113.14	$117.34	$125.18	$119.65	$134.04
Number of units outstanding (000’s)	—	—	1	9	19	29	35	43	50	54
EQ/Conservative Strategy
Unit value	—	—	$101.41	$104.59	$106.02	$104.57	$106.24	$109.45	$106.62	$114.76
Number of units outstanding (000’s)	—	—	2	11	8	12	18	18	18	21

I-3

The unit values and numbers of units outstanding shown below, as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Conservative-Plus Allocation
Unit value	$122.87	$120.54	$127.87	$139.27	$141.95	$139.33	$144.18	$155.02	$147.57	$165.45
Number of units outstanding (000’s)	238	290	364	422	465	492	514	525	523	526
EQ/Core Bond Index
Unit value	$113.61	$117.63	$119.89	$116.56	$117.95	$117.04	$117.23	$117.52	$116.39	$122.20
Number of units outstanding (000’s)	130	120	121	134	158	187	223	256	280	310
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.51	$90.43	$73.13	$79.27	$104.96	$87.88	$102.55
Number of units outstanding (000’s)	—	—	—	3	10	21	31	49	67	86
EQ/Equity 500 Index
Unit value	$171.22	$172.16	$196.00	$254.67	$284.26	$283.09	$311.14	$372.10	$349.47	$451.21
Number of units outstanding (000’s)	54	59	59	59	59	54	47	41	39	34
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$211.96	$274.49
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	37	22
EQ/Franklin Balanced Managed Volatility
Unit value	$100.52	$99.40	$109.23	$123.64	$129.74	$124.29	$135.63	$147.42	$139.38	$160.51
Number of units outstanding (000’s)	113	87	78	80	89	103	109	114	113	115
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$100.02	$89.35	$103.13	$139.28	$140.53	$129.77	$160.09	$176.73	$152.19	$188.70
Number of units outstanding (000’s)	17	15	16	17	16	17	19	19	19	20
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$82.21	$77.62	$87.98	$107.16	$111.67	$107.24	$116.02	$131.78	$118.91	$143.57
Number of units outstanding (000’s)	85	91	93	94	120	134	132	133	133	131
EQ/Global Bond PLUS
Unit value	$119.80	$123.57	$126.63	$121.97	$121.57	$115.55	$114.94	$118.84	$115.50	$121.20
Number of units outstanding (000’s)	101	105	99	93	91	87	87	87	88	89
EQ/Global Equity Managed Volatility
Unit value	$262.52	$227.43	$262.85	$312.57	$314.03	$304.90	$314.74	$392.09	$340.25	$421.12
Number of units outstanding (000’s)	176	165	165	162	158	152	145	140	136	132
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$164.28	$212.29
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	113	118

I-4

The unit values and numbers of units outstanding shown below, as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Intermediate Government Bond
Unit value	$156.03	$162.73	$162.35	$157.77	$158.26	$157.03	$155.85	$154.51	$153.92	$158.41
Number of units outstanding (000’s)	2	2	2	2	2	2	1	1	1	1
EQ/International Core Managed Volatility
Unit value	$121.97	$100.10	$115.03	$133.56	$123.73	$116.93	$115.78	$144.49	$121.50	$146.98
Number of units outstanding (000’s)	224	233	234	249	301	308	313	311	314	317
EQ/International Equity Index
Unit value	$113.54	$98.74	$113.42	$136.12	$125.21	$121.06	$122.24	$148.82	$124.72	$150.51
Number of units outstanding (000’s)	32	28	25	22	18	17	15	14	12	11
EQ/International Managed Volatility
Unit value	$104.17	$86.39	$99.52	$119.08	$110.07	$106.13	$104.74	$128.58	$108.68	$130.39
Number of units outstanding (000’s)	3	12	17	24	30	37	41	48	56	59
EQ/International Value Managed Volatility
Unit value	$129.72	$107.44	$124.70	$147.01	$134.82	$128.99	$128.40	$156.51	$129.12	$156.47
Number of units outstanding (000’s)	164	143	127	117	111	108	106	104	101	98
EQ/Invesco Comstock
Unit value	$103.59	$100.32	$117.37	$156.59	$168.50	$156.17	$181.11	$211.12	$182.71	$225.62
Number of units outstanding (000’s)	27	22	16	19	141	144	145	141	146	145
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$148.27	$179.47
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	235	244
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$127.95	$162.06
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	326	344
EQ/Janus Enterprise
Unit value	$170.69	$155.66	$167.26	$228.94	$224.59	$209.70	$198.22	$250.49	$243.04	$327.67
Number of units outstanding (000’s)	149	218	283	318	362	392	413	424	443	465
EQ/JPMorgan Value Opportunities
Unit value	$107.54	$100.69	$115.45	$154.88	$175.03	$168.98	$202.90	$235.99	$197.24	$248.52
Number of units outstanding (000’s)	29	29	27	33	38	51	64	107	171	225
EQ/Large Cap Core Managed Volatility
Unit value	$93.27	$88.25	$100.25	$130.30	$143.70	$142.50	$154.64	$186.32	$172.25	$221.17
Number of units outstanding (000’s)	25	23	21	19	33	34	33	32	33	32

I-5

The unit values and numbers of units outstanding shown below, as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Large Cap Growth Index
Unit value	$76.26	$77.12	$87.41	$114.42	$126.88	$131.46	$138.13	$176.36	$170.29	$227.70
Number of units outstanding (000’s)	179	176	181	204	241	292	354	438	504	562
EQ/Large Cap Growth Managed Volatility
Unit value	$103.14	$98.18	$110.32	$147.58	$161.97	$166.48	$173.55	$221.58	$212.39	$280.59
Number of units outstanding (000’s)	145	156	148	142	302	282	265	252	243	231
EQ/Large Cap Value Index
Unit value	$59.54	$58.64	$67.55	$87.81	$97.71	$92.26	$106.18	$118.54	$106.70	$132.44
Number of units outstanding (000’s)	30	69	75	91	122	159	201	238	285	331
EQ/Large Cap Value Managed Volatility
Unit value	$101.70	$95.66	$109.50	$143.31	$158.91	$150.69	$171.70	$193.16	$171.89	$213.02
Number of units outstanding (000’s)	77	70	62	50	47	42	35	32	28	25
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$97.83	$114.80
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1,020	1,126
EQ/Loomis Sayles Growth
Unit value	$126.12	$128.19	$142.58	$179.29	$190.99	$210.45	$222.09	$295.34	$283.07	$367.31
Number of units outstanding (000’s)	47	37	34	29	25	24	28	28	26	21
EQ/MFS International Growth
Unit value	$149.04	$131.48	$155.48	$174.58	$163.85	$162.20	$163.43	$213.24	$190.93	$240.03
Number of units outstanding (000’s)	49	57	71	98	129	164	204	252	307	361
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$187.43	$233.11
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	16	14
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$166.38	$224.09
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	369	425
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$313.61	$420.76
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	208	246
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$179.43	$221.05
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	250	252

I-6

The unit values and numbers of units outstanding shown below, as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Mid Cap Index
Unit value	$116.13	$111.98	$129.53	$169.67	$182.70	$175.35	$207.75	$237.04	$206.80	$256.17
Number of units outstanding (000’s)	434	389	364	369	392	445	519	616	703	809
EQ/Mid Cap Value Managed Volatility
Unit value	$132.44	$118.52	$138.90	$182.63	$200.06	$190.66	$221.67	$246.00	$210.72	$263.54
Number of units outstanding (000’s)	333	282	247	226	208	191	178	168	159	153
EQ/Moderate Allocation
Unit value	$179.37	$173.41	$186.40	$208.32	$212.06	$207.66	$216.17	$237.17	$223.14	$254.72
Number of units outstanding (000’s)	73	71	71	67	56	51	44	37	35	29
EQ/Moderate Growth Strategy
Unit value	—	—	$103.96	$120.06	$124.56	$122.09	$129.13	$142.64	$133.69	$155.83
Number of units outstanding (000’s)	—	—	12	39	91	148	201	245	280	312
EQ/Moderate-Plus Allocation
Unit value	$133.69	$125.54	$138.32	$163.71	$167.84	$163.68	$173.48	$196.93	$181.26	$214.89
Number of units outstanding (000’s)	867	1,047	1,184	1,339	1,476	1,602	1,719	1,805	1,843	1,884
EQ/Money Market
Unit value	$131.00	$129.43	$127.87	$126.34	$124.82	$123.32	$121.85	$120.87	$120.93	$121.30
Number of units outstanding (000’s)	1	2	1	1	1	1	1	1	1	1
EQ/Oppenheimer Global
Unit value	$105.76	$95.49	$113.56	$141.74	$142.55	$145.32	$143.64	$192.47	$164.54	$213.09
Number of units outstanding (000’s)	52	94	110	149	192	258	309	363	444	519
EQ/PIMCO Global Real Return
Unit value	—	—	—	$90.81	$96.78	$93.36	$101.76	$103.47	$100.83	$107.75
Number of units outstanding (000’s)	—	—	—	6	23	57	82	122	155	182
EQ/PIMCO Ultra Short Bond
Unit value	$109.49	$107.97	$108.26	$107.05	$105.67	$104.12	$104.92	$105.62	$105.35	$106.74
Number of units outstanding (000’s)	180	156	152	155	163	168	169	173	175	177
EQ/Quality Bond PLUS
Unit value	$142.01	$142.03	$144.05	$139.07	$141.38	$140.00	$139.95	$140.20	$138.68	$144.73
Number of units outstanding (000’s)	108	95	88	80	77	77	78	74	72	72
EQ/Small Company Index
Unit value	$160.25	$152.00	$173.52	$235.64	$244.10	$230.15	$274.08	$308.74	$270.51	$334.65
Number of units outstanding (000’s)	188	176	166	163	162	173	184	202	225	262

I-7

The unit values and numbers of units outstanding shown below, as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/T. Rowe Price Growth Stock
Unit value	$106.26	$102.95	$120.97	$164.85	$176.94	$192.69	$192.93	$254.23	$247.10	$320.07
Number of units outstanding (000’s)	266	324	402	492	590	703	811	916	1,063	1,200
EQ/Templeton Global Equity Managed Volatility
Unit value	$87.00	$78.82	$92.93	$116.56	$116.42	$111.99	$116.48	$139.59	$121.06	$144.66
Number of units outstanding (000’s)	65	75	87	99	112	119	122	126	127	128
EQ/UBS Growth and Income
Unit value	$114.89	$110.31	$123.01	$164.72	$186.25	$181.39	$197.41	$236.55	$202.34	$273.49
Number of units outstanding (000’s)	52	40	28	25	24	26	21	21	19	17
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$74.06	$73.91
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	21	13
Invesco V.I. High Yield Fund
Unit value	—	$95.08	$109.87	$115.89	$116.31	$111.04	$121.60	$127.49	$121.42	$135.75
Number of units outstanding (000’s)	—	5	28	51	71	101	127	156	174	193
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$104.26	$96.31	$105.26	$133.60	$137.50	$130.03	$145.39	$164.70	$143.83	$177.69
Number of units outstanding (000’s)	4	14	18	22	28	37	45	51	54	56
Invesco V.I. Small Cap Equity Fund
Unit value	$108.58	$106.22	$119.27	$161.54	$162.93	$151.73	$167.67	$188.40	$157.70	$196.82
Number of units outstanding (000’s)	2	7	10	14	16	20	23	24	25	27
Ivy VIP High Income
Unit value	$106.27	$110.52	$129.55	$141.43	$142.39	$131.53	$151.00	$159.15	$153.91	$169.08
Number of units outstanding (000’s)	10	62	152	252	350	439	500	604	693	768
Ivy VIP Small Cap Growth
Unit value	—	$79.17	$82.26	$116.51	$116.95	$117.72	$119.70	$145.61	$137.93	$168.13
Number of units outstanding (000’s)	—	—	1	1	1	3	2	2	2	2
MFS® Investors Trust Series
Unit value	$101.87	$98.22	$115.31	$150.09	$164.17	$162.12	$173.50	$210.90	$196.46	$254.76
Number of units outstanding (000’s)	8	15	19	27	30	31	31	34	35	38
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$188.77	$197.41	$249.85	$248.26	$342.37
Number of units outstanding (000’s)	—	—	—	—	—	28	33	36	38	44

I-8

The unit values and numbers of units outstanding shown below, as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Multimanager Aggressive Equity
Unit value	$88.22	$81.89	$92.40	$125.25	$136.95	$140.71	$143.80	$185.21	$182.59	$240.56
Number of units outstanding (000’s)	23	21	18	15	13	13	12	11	10	9
Multimanager Core Bond
Unit value	$138.31	$144.59	$150.67	$145.36	$149.00	$147.40	$149.48	$152.12	$149.69	$158.81
Number of units outstanding (000’s)	127	110	154	182	189	200	211	218	218	260
Multimanager Mid Cap Growth
Unit value	$119.18	$108.47	$123.72	$171.33	$177.51	$172.71	$182.21	$228.03	$212.26	$278.84
Number of units outstanding (000’s)	79	64	52	44	38	36	30	28	25	22
Multimanager Mid Cap Value
Unit value	$154.48	$132.28	$150.05	$201.01	$209.20	$195.22	$229.68	$247.97	$213.75	$263.92
Number of units outstanding (000’s)	62	49	41	37	30	26	23	20	18	17
Multimanager Technology
Unit value	$118.71	$111.64	$125.11	$167.60	$188.02	$197.46	$212.55	$292.16	$295.26	$402.19
Number of units outstanding (000’s)	140	131	123	117	116	118	115	117	123	126
Target 2015 Allocation
Unit value	$102.55	$98.46	$107.85	$121.54	$123.64	$119.82	$125.06	$137.53	$130.02	$147.72
Number of units outstanding (000’s)	18	22	24	25	30	33	30	26	25	27
Target 2025 Allocation
Unit value	$100.22	$95.16	$106.09	$124.84	$128.32	$124.19	$131.80	$150.30	$139.36	$164.37
Number of units outstanding (000’s)	39	50	62	72	89	101	111	125	141	155
Target 2035 Allocation
Unit value	$98.89	$93.17	$105.04	$126.88	$130.98	$126.78	$135.31	$157.45	$144.39	$174.51
Number of units outstanding (000’s)	32	45	58	75	94	116	138	171	198	232
Target 2045 Allocation
Unit value	$96.81	$90.36	$103.05	$127.49	$131.98	$127.49	$136.91	$161.91	$147.19	$180.82
Number of units outstanding (000’s)	19	32	47	65	87	116	145	168	196	225
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.54	$99.04	$119.18	$107.40	$134.54
Number of units outstanding (000’s)	—	—	—	—	—	4	19	38	71	113
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.02	$84.57	$92.15	$73.43	$48.15	$68.23	$66.09	$46.73	$51.50
Number of units outstanding (000’s)	—	17	38	49	65	87	106	116	125	134

I-9

The unit values and number of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.60	$106.60	$102.12	$110.35	$120.36	$114.83	$134.93
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	1
1290 VT DoubleLine Opportunistic Bond
Unit value	—	—	—	—	—	$97.98	$102.24	$105.73	$104.22	$112.11
Number of units outstanding (000’s)	—	—	—	—	—	1	3	5	6	8
1290 VT Equity Income
Unit value	$116.00	$114.96	$134.67	$176.55	$190.90	$186.71	$209.90	$241.94	$212.58	$262.74
Number of units outstanding (000’s)	1	1	2	6	12	16	19	25	27	28
1290 VT GAMCO Mergers & Acquisitions
Unit value	$131.72	$132.83	$139.10	$153.61	$155.35	$158.62	$169.97	$179.58	$169.90	$183.63
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
1290 VT GAMCO Small Company Value
Unit value	$194.05	$186.34	$218.50	$302.44	$310.16	$291.02	$356.95	$412.34	$346.34	$425.09
Number of units outstanding (000’s)	2	2	2	3	4	5	8	11	15	20
1290 VT High Yield Bond
Unit value	—	—	—	$101.84	$103.27	$99.58	$110.70	$117.28	$114.11	$128.20
Number of units outstanding (000’s)	—	—	—	—	—	1	1	2	2	3
1290 VT Small Cap Value
Unit value	—	—	—	—	—	$87.72	$108.45	$121.70	$107.20	$134.23
Number of units outstanding (000’s)	—	—	—	—	—	1	2	8	8	9
1290 VT SmartBeta Equity
Unit value	—	—	—	—	—	$96.00	$101.16	$122.52	$114.48	$144.58
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	1
1290 VT Socially Responsible
Unit value	$75.42	$75.24	$87.40	$116.81	$132.05	$132.02	$144.44	$173.04	$164.64	$213.40
Number of units outstanding (000’s)	—	—	1	1	1	1	1	1	2	1
All Asset Growth-Alt 20
Unit value	$119.82	$115.06	$128.21	$145.58	$148.32	$141.73	$154.51	$178.18	$163.89	$194.20
Number of units outstanding (000’s)	—	—	—	—	—	—	—	2	2	2
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.75	$101.22	$100.64	$102.94	$105.80	$104.33	$113.24
Number of units outstanding (000’s)	—	—	—	1	6	10	14	14	16	18

I-10

The unit values and number of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
CharterSM Moderate
Unit value	—	—	—	—	—	—	—	$105.68	$100.07	$114.33
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
CharterSM Multi-Sector Bond
Unit value	$93.72	$98.22	$102.94	$101.39	$103.29	$102.11	$104.58	$106.39	$105.32	$112.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
CharterSM Small Cap Growth
Unit value	$136.02	$114.12	$126.46	$185.94	$180.19	$168.45	$183.29	$226.80	$214.31	$283.70
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	1
CharterSM Small Cap Value
Unit value	$180.17	$163.11	$189.51	$269.12	$254.09	$219.62	$273.66	$303.06	$262.38	$325.41
Number of units outstanding (000’s)	1	—	1	1	1	1	1	1	1	1
EQ/400 Managed Volatility
Unit value	$106.56	$97.31	$112.76	$147.75	$159.94	$154.19	$183.62	$210.52	$183.77	$228.43
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/500 Managed Volatility
Unit value	$103.64	$99.26	$113.40	$147.73	$165.50	$165.27	$182.57	$219.37	$205.04	$265.02
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	2
EQ/2000 Managed Volatility
Unit value	$105.39	$93.80	$107.75	$147.29	$152.50	$144.00	$172.69	$195.64	$171.46	$212.31
Number of units outstanding (000’s)	—	—	—	—	—	1	1	2	2	2
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.76	$119.94	$125.04	$123.65	$127.68	$143.43	$134.41	$154.86
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/AB Small Cap Growth
Unit value	$120.02	$118.95	$136.80	$188.08	$193.83	$187.25	$209.75	$256.02	$234.67	$298.41
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Aggressive Allocation
Unit value	$139.76	$128.63	$146.13	$183.82	$191.54	$187.23	$202.67	$240.17	$218.14	$270.19
Number of units outstanding (000’s)	2	2	3	2	3	6	14	30	34	46
EQ/Balanced Strategy
Unit value	—	—	$103.82	$117.41	$121.96	$120.58	$127.15	$138.98	$132.50	$152.52
Number of units outstanding (000’s)	—	—	—	—	—	5	10	22	25	33

I-11

The unit values and number of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/BlackRock Basic Value Equity
Unit value	$144.66	$139.47	$157.69	$216.10	$235.89	$220.27	$258.55	$278.13	$254.55	$312.63
Number of units outstanding (000’s)	—	—	2	3	7	9	11	14	15	16
EQ/Capital Guardian Research
Unit value	$114.78	$118.78	$138.75	$181.92	$200.03	$202.84	$218.83	$273.12	$258.60	$341.92
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/ClearBridge Large Cap Growth
Unit value	$117.54	$110.09	$131.92	$182.55	$188.54	$189.97	$190.69	$238.30	$236.28	$310.33
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$92.75	$88.18	$100.20	$128.88	$140.68	$136.64	$153.85	$174.82	$156.43	$207.85
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Common Stock Index
Unit value	$89.18	$89.43	$102.86	$135.57	$151.16	$150.32	$167.06	$200.25	$187.69	$243.21
Number of units outstanding (000’s)	1	1	—	—	—	—	—	—	—	—
EQ/Conservative Allocation
Unit value	$126.66	$128.42	$133.63	$138.73	$141.64	$140.60	$143.99	$150.36	$147.27	$160.07
Number of units outstanding (000’s)	—	—	2	4	4	5	6	9	9	10
EQ/Conservative Growth Strategy
Unit value	—	—	$103.19	$113.48	$117.21	$116.09	$121.24	$130.26	$125.40	$141.48
Number of units outstanding (000’s)	—	—	—	—	—	1	3	6	7	13
EQ/Conservative Strategy
Unit value	—	—	$101.87	$105.81	$108.02	$107.30	$109.78	$113.89	$111.74	$121.13
Number of units outstanding (000’s)	—	—	—	—	—	2	6	11	12	13
EQ/Conservative-Plus Allocation
Unit value	$129.33	$127.77	$136.50	$149.73	$153.69	$151.92	$158.32	$171.43	$164.35	$185.57
Number of units outstanding (000’s)	—	—	1	7	11	20	23	24	23	27
EQ/Core Bond Index
Unit value	$121.12	$126.30	$129.64	$126.94	$129.36	$129.27	$130.40	$131.65	$131.31	$138.84
Number of units outstanding (000’s)	—	—	2	4	5	5	5	8	7	7
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.95	$91.49	$74.51	$81.33	$108.45	$91.45	$107.48
Number of units outstanding (000’s)	—	—	—	—	—	—	—	3	2	3

I-12

The unit values and number of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Equity 500 Index
Unit value	$96.77	$97.99	$112.35	$147.01	$165.26	$165.75	$183.45	$220.95	$208.99	$271.75
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$224.80	$293.18
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Franklin Balanced Managed Volatility
Unit value	$103.63	$103.19	$114.20	$130.20	$137.58	$132.74	$145.87	$159.68	$152.04	$176.34
Number of units outstanding (000’s)	—	1	4	7	9	9	10	10	9	9
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$103.11	$92.77	$107.84	$146.66	$149.03	$138.59	$172.18	$191.43	$166.02	$207.30
Number of units outstanding (000’s)	—	—	2	5	5	5	5	5	5	5
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$84.35	$80.20	$91.54	$112.30	$117.85	$113.98	$124.18	$142.04	$129.09	$156.96
Number of units outstanding (000’s)	—	—	4	9	10	8	8	10	10	10
EQ/Global Bond PLUS
Unit value	$124.32	$129.14	$133.27	$129.27	$129.77	$124.21	$124.43	$129.57	$126.82	$134.02
Number of units outstanding (000’s)	—	—	1	2	3	3	3	3	3	3
EQ/Global Equity Managed Volatility
Unit value	$241.20	$210.44	$244.94	$293.34	$296.80	$290.21	$301.70	$378.49	$330.79	$412.32
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$174.69	$227.33
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	5	5
EQ/Intermediate Government Bond
Unit value	$112.11	$117.75	$118.30	$115.78	$116.96	$116.88	$116.82	$116.64	$117.02	$121.28
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Core Managed Volatility
Unit value	$117.07	$96.76	$111.98	$130.94	$122.16	$116.27	$115.94	$145.71	$123.39	$150.34
Number of units outstanding (000’s)	—	—	—	—	1	1	2	2	1	2
EQ/International Equity Index
Unit value	$77.24	$67.65	$78.26	$94.59	$87.62	$85.32	$86.76	$106.37	$89.78	$109.12
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

I-13

The unit values and number of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/International Managed Volatility
Unit value	$104.68	$87.43	$101.43	$122.23	$113.78	$110.49	$109.81	$135.76	$115.56	$139.63
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Value Managed Volatility
Unit value	$113.07	$94.32	$110.24	$130.89	$120.89	$116.48	$116.76	$143.34	$119.10	$145.35
Number of units outstanding (000’s)	—	—	1	1	2	2	2	2	2	2
EQ/Invesco Comstock
Unit value	$107.82	$105.15	$123.90	$166.47	$180.41	$168.39	$196.66	$230.87	$201.23	$250.25
Number of units outstanding (000’s)	—	—	—	1	3	3	3	3	4	4
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$157.65	$192.18
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	28	28
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$136.05	$173.55
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	15	17
EQ/Janus Enterprise
Unit value	$177.66	$163.17	$176.56	$243.39	$240.46	$226.11	$215.24	$273.92	$267.67	$363.43
Number of units outstanding (000’s)	1	2	1	1	—	—	1	1	3	4
EQ/JPMorgan Value Opportunities
Unit value	$116.66	$110.00	$127.02	$171.61	$195.31	$189.89	$229.62	$268.96	$226.40	$287.28
Number of units outstanding (000’s)	—	—	—	—	1	5	9	15	19	23
EQ/Large Cap Core Managed Volatility
Unit value	$95.11	$90.63	$103.69	$135.72	$150.74	$150.54	$164.52	$199.63	$185.87	$240.35
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	1	1
EQ/Large Cap Growth Index
Unit value	$74.39	$75.76	$86.48	$114.01	$127.32	$132.85	$140.58	$180.75	$175.78	$236.70
Number of units outstanding (000’s)	1	1	—	—	1	1	2	3	4	4
EQ/Large Cap Growth Managed Volatility
Unit value	$65.22	$62.52	$70.75	$95.31	$105.35	$109.05	$114.49	$147.20	$142.10	$189.06
Number of units outstanding (000’s)	1	1	—	—	3	6	6	7	7	7
EQ/Large Cap Value Index
Unit value	$61.79	$61.28	$71.09	$93.08	$104.31	$99.19	$114.95	$129.25	$117.16	$146.46
Number of units outstanding (000’s)	—	—	—	—	1	1	1	2	2	3

I-14

The unit values and number of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Large Cap Value Managed Volatility
Unit value	$118.77	$112.50	$129.69	$170.94	$190.89	$182.31	$209.19	$237.00	$212.40	$265.10
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$103.76	$122.62
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	43	48
EQ/Loomis Sayles Growth
Unit value	$131.79	$134.90	$151.11	$191.36	$205.29	$227.81	$242.11	$324.23	$312.98	$409.00
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	3	6
EQ/MFS International Growth
Unit value	$155.13	$137.81	$164.13	$185.60	$175.43	$174.90	$177.47	$233.19	$210.28	$266.23
Number of units outstanding (000’s)	—	—	—	—	1	—	2	5	10	14
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$198.78	$248.98
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$175.60	$238.19
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	4	6
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$332.61	$449.41
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	9	11
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$190.30	$236.10
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	2	3
EQ/Mid Cap Index
Unit value	$127.87	$124.17	$144.65	$190.81	$206.93	$200.01	$238.64	$274.21	$240.93	$300.57
Number of units outstanding (000’s)	1	1	1	1	1	1	3	6	8	10
EQ/Mid Cap Value Managed Volatility
Unit value	$178.03	$160.44	$189.37	$250.75	$276.62	$265.50	$310.86	$347.42	$299.72	$377.50
Number of units outstanding (000’s)	1	1	2	1	2	2	2	2	2	2
EQ/Moderate Allocation
Unit value	$105.37	$102.59	$111.06	$125.00	$128.14	$126.37	$132.48	$146.38	$138.70	$159.45
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

I-15

The unit values and number of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Moderate Growth Strategy
Unit value	—	—	$104.44	$121.46	$126.90	$125.27	$133.44	$148.43	$140.11	$164.47
Number of units outstanding (000’s)	—	—	—	—	1	5	12	29	43	53
EQ/Moderate-Plus Allocation
Unit value	$140.71	$133.07	$147.66	$176.00	$181.72	$178.48	$190.50	$217.78	$201.87	$241.02
Number of units outstanding (000’s)	5	6	6	7	6	8	9	22	26	32
EQ/Money Market
Unit value	$106.54	$106.01	$105.48	$104.95	$104.43	$103.90	$103.38	$103.28	$104.07	$105.12
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Oppenheimer Global
Unit value	$109.04	$99.14	$118.74	$149.26	$151.18	$155.20	$154.49	$208.47	$179.49	$234.11
Number of units outstanding (000’s)	—	—	1	2	2	4	8	11	14	18
EQ/PIMCO Global Real Return
Unit value	—	—	—	$91.23	$97.91	$95.12	$104.42	$106.91	$104.93	$112.93
Number of units outstanding (000’s)	—	—	—	2	8	10	10	16	23	26
EQ/PIMCO Ultra Short Bond
Unit value	$113.96	$113.17	$114.29	$113.81	$113.14	$112.26	$113.93	$115.50	$116.02	$118.39
Number of units outstanding (000’s)	—	—	1	3	3	4	3	4	5	5
EQ/Quality Bond PLUS
Unit value	$109.76	$110.81	$113.19	$110.05	$112.68	$112.37	$113.12	$114.13	$113.69	$119.49
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Small Company Index
Unit value	$170.86	$163.21	$187.63	$256.62	$267.72	$254.21	$304.87	$345.84	$305.18	$380.22
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	2	2
EQ/T. Rowe Price Growth Stock
Unit value	$111.04	$108.34	$128.20	$175.94	$190.19	$208.58	$210.32	$279.11	$273.21	$356.40
Number of units outstanding (000’s)	—	—	—	1	1	1	2	5	9	14
EQ/Templeton Global Equity Managed Volatility
Unit value	$89.69	$81.83	$97.17	$122.73	$123.46	$119.61	$125.28	$151.20	$132.07	$158.93
Number of units outstanding (000’s)	—	—	1	1	1	1	1	2	2	2
EQ/UBS Growth and Income
Unit value	$120.05	$116.08	$130.37	$175.81	$200.20	$196.36	$215.20	$259.69	$223.72	$304.53
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

I-16

The unit values and number of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$78.56	$78.95
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. High Yield Fund
Unit value	—	$95.50	$111.14	$118.07	$119.34	$114.74	$126.53	$133.61	$128.15	$144.29
Number of units outstanding (000’s)	—	—	1	2	3	4	5	5	6	7
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$104.77	$97.47	$107.28	$137.13	$142.13	$135.37	$152.42	$173.88	$152.94	$190.28
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	1
Invesco V.I. Small Cap Equity Fund
Unit value	$109.11	$107.50	$121.56	$165.81	$168.42	$157.96	$175.78	$198.91	$167.69	$210.76
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	1
Ivy VIP High Income
Unit value	$106.52	$111.56	$131.69	$144.79	$146.81	$136.58	$157.89	$167.60	$163.23	$180.59
Number of units outstanding (000’s)	—	—	1	4	8	12	16	20	25	30
Ivy VIP Small Cap Growth
Unit value	—	$79.53	$83.22	$118.70	$119.99	$121.64	$124.56	$152.60	$145.58	$178.71
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
MFS® Investors Trust Series
Unit value	$102.37	$99.40	$117.53	$154.05	$169.70	$168.77	$181.90	$222.67	$208.90	$272.81
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	1
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$196.01	$206.42	$263.11	$263.30	$365.68
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	2	3
Multimanager Aggressive Equity
Unit value	$99.90	$93.39	$106.13	$144.87	$159.53	$165.06	$169.89	$220.35	$218.78	$290.29
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Core Bond
Unit value	$147.39	$155.17	$162.84	$158.21	$163.32	$162.72	$166.18	$170.31	$168.78	$180.34
Number of units outstanding (000’s)	—	—	1	2	2	5	7	8	8	8
Multimanager Mid Cap Growth
Unit value	$127.00	$116.41	$133.71	$186.49	$194.58	$190.66	$202.57	$255.30	$239.35	$316.65
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

I-17

The unit values and number of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Multimanager Mid Cap Value
Unit value	$164.62	$141.96	$162.17	$218.80	$229.33	$215.51	$255.35	$277.63	$241.03	$299.70
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Technology
Unit value	$126.51	$119.81	$135.22	$182.43	$206.11	$217.98	$236.30	$327.10	$332.93	$456.71
Number of units outstanding (000’s)	1	1	1	—	1	1	1	1	1	2
Target 2015 Allocation
Unit value	$105.72	$102.23	$112.77	$127.99	$131.12	$127.97	$134.50	$148.96	$141.83	$162.29
Number of units outstanding (000’s)	—	—	—	—	—	3	7	10	10	14
Target 2025 Allocation
Unit value	$103.33	$98.80	$110.93	$131.46	$136.08	$132.64	$141.76	$162.80	$152.03	$180.58
Number of units outstanding (000’s)	—	—	—	—	1	6	10	37	47	53
Target 2035 Allocation
Unit value	$101.96	$96.73	$109.83	$133.60	$138.90	$135.40	$145.54	$170.54	$157.52	$191.72
Number of units outstanding (000’s)	—	—	—	—	—	4	10	23	34	45
Target 2045 Allocation
Unit value	$99.81	$93.82	$107.75	$134.25	$139.96	$136.17	$147.26	$175.38	$160.56	$198.65
Number of units outstanding (000’s)	—	—	—	—	—	3	8	20	28	39
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.95	$100.19	$121.41	$110.19	$139.02
Number of units outstanding (000’s)	—	—	—	—	—	1	3	11	17	29
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.39	$85.55	$93.89	$75.35	$49.76	$71.01	$69.26	$49.33	$54.75
Number of units outstanding (000’s)	—	—	1	1	1	1	2	3	3	4

I-18

Appendix II: Market value adjustment example

The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2020 to a fixed maturity option with a maturity date of June 15, 2028 (eight years later) at a hypothetical rate to maturity of 4.00% (h), resulting in a maturity value of $136,886 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2024.(a)

	Hypothetical assumed rate to maturity(j) on June 15, 2024
	2%	6%
As of June 15, 2024 before withdrawal
(1) Market adjusted amount(b)	$126,455	$108,409
(2) fixed maturity amount(c)	$116,998	$116,998
(3) market value adjustment: (1) – (2)	$9,457	$(8,589)
On June 15, 2024 after $50,000 withdrawal
(4) portion of market value adjustment associated with the withdrawal: (3) x [$50,000/(1)]	$3,739	$(3,961)
(5) portion of fixed maturity associated with the withdrawal: $50,000 – (4)	$46,261	$53,961
(6) market adjusted amount (1) - $50,000	$76,455	$58,409
(7) fixed maturity amount: (2) – (5)	$70,738	$63,037
(8) maturity value(d)	$82,762	$73,752

You should note that in this example, if a withdrawal is made when rates have increased from 4.00% to 6.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 4.00% to 2.00% (left column), a portion of a positive market value adjustment is realized.

Notes:

(a)	Number of days from the withdrawal date to the maturity date = D = 1,461

(b)	Market adjusted amount is based on the following calculation:

Maturity value	=	$136,886	where j is either 2% or 6%
(1+j)(D/365)		(1+j)(1,461/365)

(c) Fixed maturity amount is based on the following calculation:
Maturity value	=	$136,886
(1+h)(D/365)		(1+0.04)(1,461/365)

(d) Maturity value is based on the following calculation:

Fixed maturity amount x (1+h)(D/365) = ($70,738 or $63,037) x (1+0.04)(1,461/365)

II-1

Appendix III: Death benefit example

If you do not elect the enhanced death benefit, the death benefit is equal to (i) your account value (without any negative market value adjustment), or (ii) the standard death benefit, less any outstanding loan balance (including any accrued, but unpaid loan interest). The standard death benefit is equal to your total contributions, adjusted for withdrawals, including any withdrawal charges and taxes that may apply. If you elect the enhanced death benefit, the death benefit is equal to (i) the account value (without any negative market adjustment that would otherwise apply), or (ii) the enhanced death benefit as of the date of your death, whichever provides the highest amount.

Please see “Death benefit” under “Contract features and benefits” earlier in this prospectus for more detailed information.

The following illustrates the death benefit calculation. Assuming $100,000 is allocated to the variable investment options, no additional contributions, no transfers and no loans or withdrawals, the death benefit for a participant age 45 would be calculated as follows:

End of participation year	Account value(1)	Contribution	Enhanced death benefit
1	$105,000(2)	$100,000	$100,000
2	$115,500(2)		$100,000
3	$129,360(2)		$129,360(2)
4	$103,488		$129,360(3)
5	$113,837		$129,360(3)
6	$127,497		$129,360(3)
7	$127,497		$129,360(3)
8	$133,872(2)		$129,360
9	$147,259		$147,259(4)

The account values for participation years 1 through 9 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00%, 0.00%, 5.00% and 10.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

(1)	If the enhanced death benefit was not elected, the death benefit on each participation date anniversary would be equal to the account value, since it is higher than the contribution.

(2)

If the enhanced death benefit was elected, at the end of participation years 1, 2, 3 and 8, the death benefit will be equal to the account value. Also in participation year 3, the enhanced death benefit is increased to equal the account value.

(3)

At the end of participation years 4, 5, 6 and 7, the death benefit would be equal to the enhanced death benefit since it is higher than the account value. Also, at the end of participation year 6, no adjustment would be made to the enhanced death benefit, since the enhanced death benefit is higher than the account value.

(4)

At the end of participation year 9, the enhanced death benefit would be increased to the account value, since the account value on the participation date anniversary is higher than the current enhanced death benefit.

III-1

Appendix IV: State contract availability and/or variations of certain features and benefits

States where certain EQUI-VEST® Strategies (Series 900) features and/or benefits are not available or vary:

State	Features and benefits	Contract type	Availability or variation
California	See “Contract features and benefits”—”Your right to cancel within a certain number of days”	All contract types	If you reside in the state of
California and you are age
60 or older at the time the
certificate is issued, you
may return your certificate
within 30 days from the
date that you receive it
and receive a refund as
described below.

If you allocate your entire
initial contribution to the
EQ/Money Market option,
the amount of your refund
will be equal to your
contribution less interest,
unless you make a
transfer, in which case the
amount of your refund will
be equal to your account
value on the date we
receive your request to
cancel at our processing
office. This amount could
be less than your initial
contribution. If you
allocate any portion of
your initial contribution to
variable investment
options other than the EQ/
Money Market option,
your refund will be equal
to your account value on
the date we receive your
request to cancel at our
processing office.
Florida	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	All contract types	If you reside in the state of
Florida, you may cancel
your variable annuity con
tract and return it to us
within 21 days from the
date that you receive it.
You will receive an
unconditional refund
equal to the greater of the
cash surrender value pro
vided in the annuity con
tract, plus any fees or
charges deducted from
the contributions or
imposed under the con
tract, or a refund of all
contributions paid.

IV-1

State	Features and benefits	Contract type	Availability or variation

Florida (continued)	See “Withdrawal charge” in “Charges and expenses”	All contract types	If you are age 65 or older
at the time your certificate
is issued, the applicable
withdrawal charge will not
exceed 10% of the
amount withdrawn. In
addition, no charge will
apply after the end of the
10th participation year or
10 years after a
contribution is made,
whichever is later.
Massachusetts	See “Withdrawal Charge” in the “Charges under the contract” section under “Charges and expenses”	All contract types	Waivers (4), (5), and (6) are not available.
Missouri	See “Withdrawal Charge” in the “Charges under the contract” section under “Charges and expenses”	All contract types	Waiver (4) regarding total disability is not available.
New Hampshire	See “Withdrawal Charge” in the “Charges under the contract” section under “Charges and expenses”	All contract types	Waiver (6) regarding the definition of a nursing home was changed to “(a) a provider of skilled nursing care service”, while it only needs to “provide continuous room and board.”
Pennsylvania	See “Loans” in “Accessing your money”	All contract types	Taking a loan in excess of Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.
Texas	See “Loans” in “Accessing your money”	All contract types	Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.

	See “What are your investment options under the contract” in “Contract features and benefits”.	For TSA participants who are employees of Texas public higher education and participate in the Texas Optional Retirement Program (ORP).	Unavailable variable investment options: The variable investment options that invest in portfolios of unaffiliated trusts are not available.

	See “Personal Income Benefit” in “Contract features and benefits”	For TSA participants who are employees of Texas public higher education and participate in the Texas Optional Retirement Program (ORP).	The Personal Income Benefit feature is not available.

IV-2

State	Features and benefits	Contract type	Availability or variation
Vermont	See “Loans” in “Accessing your money”	All contract types	Taking a loan in excess of Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.
Washington	See “Withdrawal Charge” in the “Charges under the contract” section under “Charges and expenses”	All contract types	Waiver (6) regarding the
definition of a nursing
home is deleted, and
replaced with the
following:

“A nursing home for this
purpose means any home,
place, or institution which
operates or maintains
facilities providing
convalescent or chronic
care, or both, for a period
in excess of twenty-four
consecutive hours for
three or more patients not
related by blood or
marriage to the operator,
who by reasons of illness
or infirmity, are unable to
properly care for
themselves and as further
defined in RCW 18.51.010”

IV-3

Statement of additional information

How to obtain an EQUI-VEST® Strategies (Series 900) Statement of Additional Information for Separate Account A

Call (800) 628-6673 or send this request form to:

EQUI-VEST®

Employer Sponsored Programs

Processing Office

Equitable

P.O. Box 4956

Syracuse, NY 13221-4956

Please send me an EQUI-VEST® Strategies (Series 900) Statement of Additional Information dated May 1, 2020

Name

Address
City	State	Zip

#828117

EQUI-VEST® Strategies (Series 900)

A group flexible premium deferred variable annuity contract

Statement of Additional Information dated

May 1, 2020

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST® Strategies (Series 900) dated May 1, 2020. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of the Company’s Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing our Processing Office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free, (800) 628-6673, or by contacting your financial professional.

The Company	2

Calculation of annuity payments	2

Custodian	2

Independent registered public accounting firm	2

Distribution of the contracts	2

Calculating unit values	3

Condensed financial information	4

Financial statements	22

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

EV Strategies Series 900

#828117

The Company

We are Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”) (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Calculation of annuity payments

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Payout option, you should read the prospectus which contains important information you should know.

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a certificate, their respective annuity unit values, and a net investment factor. The annuity unit values used may vary, although the method of calculating annuity unit values set forth below remains the same. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

•	.00013366 of the net investment factor for a certificate with an assumed base rate of net investment return of 5% a year; or

•	.00009425 of the net investment factor for a certificate with an assumed base rate of net investment return of 3 1/ 2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2 % will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

Illustration of Calculation of Annuity Payments

To show how we determine variable annuity payments, assume that the account value on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the certificate would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October, the annuity payment due in December would be $95.19 (the number of units (26.74) times $3.56).

Custodian

The Company is the custodian for the shares of the Trusts owned by Separate Account A.

Independent registered public accounting firm

The (i) financial statements of Separate Account A of AXA Equitable Life Insurance Company as of December 31, 2019 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of AXA Equitable Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, NY 10017.

Distribution of the contracts

Pursuant to a Distribution and Servicing Agreement between Equitable Advisors, the Company and certain of the

2

Company’s separate accounts, including Separate Account A, the Company paid Equitable Advisors a fee of $0, $0 and $0 for each of the years 2019, 2018 and 2017. The Company paid Equitable Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several the Company separate accounts, including Separate Account A, $550,516,044 in 2019, $525,064,725 in 2018 and $521,468,953 in 2017. Of these amounts, for each of these three years, Equitable Advisors retained $243,138,196, $242,921,348 and $267,653,575, respectively.

Under a Distribution Agreement between Equitable Distributors the Company and certain of the Company’s separate accounts, including Separate Account A, the Company paid Equitable Distributors distribution fees of $490,158,726 in 2019, $466,293,494 in 2018 and $480,771,028 in 2017, as distributor of certain contracts, including these contracts, and as the principal underwriter of several the Company separate accounts, including Separate Account A. Of these amounts, for each of these three years, Equitable Distributors retained $0, $0 and $0, respectively.

Calculating unit values

Unit values are determined at the end of each “valuation period” for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST® Strategies may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the “net investment factor” for the variable investment option for that valuation period. The net investment factor is:

(	a b	)	–	c

where:

(a)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)

is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

3

Condensed financial information

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option as of the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90% and 0.70%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered, if less than ten years ago.

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.33	$105.90	$101.03	$108.74	$118.13	$112.24	$131.36
Number of units outstanding (000’s)	—	—	—	—	1	1	3	1	2	3
1290 VT DoubleLine Opportunistic Bond
Unit value	—	—	—	—	—	$97.73	$101.57	$104.62	$102.71	$110.04
Number of units outstanding (000’s)	—	—	—	—	—	—	1	2	5	6
1290 VT Equity Income
Unit value	$113.13	$111.67	$130.28	$170.11	$183.20	$178.46	$199.82	$229.39	$200.74	$247.11
Number of units outstanding (000’s)	13	15	17	24	24	23	24	22	21	20
1290 VT GAMCO Mergers & Acquisitions
Unit value	$128.75	$129.31	$134.87	$148.34	$149.42	$151.95	$162.17	$170.65	$160.80	$173.10
Number of units outstanding (000’s)	3	4	5	6	6	7	7	6	6	6
1290 VT GAMCO Small Company Value
Unit value	$189.25	$180.99	$211.38	$291.41	$297.64	$278.15	$339.81	$390.96	$327.05	$399.80
Number of units outstanding (000’s)	37	54	67	92	103	114	125	131	140	148
1290 VT High Yield Bond
Unit value	—	—	—	$101.58	$102.59	$98.52	$109.09	$115.11	$111.54	$124.81
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	2	4
1290 VT Small Cap Value
Unit value	—	—	—	—	—	$87.50	$107.74	$120.41	$105.64	$131.75
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	2
1290 VT SmartBeta Equity
Unit value	—	—	—	—	—	$95.76	$100.49	$121.23	$112.81	$141.90
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	2	3
1290 VT Socially Responsible
Unit value	$81.53	$81.02	$93.73	$124.77	$140.48	$139.88	$152.42	$181.87	$172.35	$222.49
Number of units outstanding (000’s)	5	5	5	7	7	8	9	9	9	10

4

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
All Asset Growth-Alt 20
Unit value	$119.19	$113.99	$126.51	$143.08	$145.18	$138.18	$150.03	$172.32	$157.85	$186.30
Number of units outstanding (000’s)	2	4	7	10	12	12	13	17	18	16
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.50	$100.55	$99.57	$101.44	$103.84	$101.99	$110.25
Number of units outstanding (000’s)	—	—	—	1	6	11	18	18	21	25
CharterSM Moderate
Unit value	—	—	—	—	—	—	—	$105.40	$99.40	$113.11
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
CharterSM Multi-Sector Bond
Unit value	$141.96	$148.19	$154.67	$151.74	$153.96	$151.59	$154.64	$156.68	$154.48	$163.67
Number of units outstanding (000’s)	8	11	16	16	17	20	20	19	20	21
CharterSM Small Cap Growth
Unit value	$132.65	$110.84	$122.33	$179.16	$172.91	$161.00	$174.48	$215.03	$202.37	$266.82
Number of units outstanding (000’s)	4	5	5	5	5	5	5	5	4	5
CharterSM Small Cap Value
Unit value	$182.96	$164.97	$190.90	$270.01	$253.90	$218.57	$271.27	$299.20	$257.99	$318.68
Number of units outstanding (000’s)	13	12	11	13	12	11	10	10	9	9
EQ/400 Managed Volatility
Unit value	$119.90	$109.05	$125.86	$164.25	$177.09	$170.04	$201.68	$230.30	$200.22	$247.88
Number of units outstanding (000’s)	—	—	—	1	1	1	2	2	2	3
EQ/500 Managed Volatility
Unit value	$115.50	$110.17	$125.36	$162.66	$181.49	$180.51	$198.61	$237.69	$221.26	$284.84
Number of units outstanding (000’s)	—	—	1	1	1	2	2	3	3	4
EQ/2000 Managed Volatility
Unit value	$123.95	$109.88	$125.70	$171.15	$176.49	$165.98	$198.25	$223.70	$195.26	$240.80
Number of units outstanding (000’s)	—	—	1	1	1	1	1	1	2	2
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.50	$119.15	$123.72	$121.85	$125.31	$140.21	$130.86	$150.17
Number of units outstanding (000’s)	—	—	—	1	2	3	4	4	3	4
EQ/AB Small Cap Growth
Unit value	$220.99	$218.13	$249.86	$342.12	$351.16	$337.88	$376.97	$458.28	$418.36	$529.86
Number of units outstanding (000’s)	13	14	14	14	15	16	15	15	16	18

5

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Aggressive Allocation
Unit value	$135.74	$124.42	$140.78	$176.39	$183.05	$178.21	$192.13	$226.77	$205.14	$253.07
Number of units outstanding (000’s)	120	155	191	255	283	301	313	320	325	327
EQ/Balanced Strategy
Unit value	—	—	$103.55	$116.64	$120.67	$118.82	$124.79	$135.86	$129.00	$147.89
Number of units outstanding (000’s)	—	—	1	3	4	6	8	8	8	8
EQ/BlackRock Basic Value Equity
Unit value	$175.79	$168.80	$190.08	$259.45	$282.06	$262.33	$306.68	$328.58	$299.51	$366.38
Number of units outstanding (000’s)	40	54	67	75	79	82	89	87	84	83
EQ/Capital Guardian Research
Unit value	$122.49	$126.25	$146.89	$191.81	$210.07	$212.16	$227.96	$283.38	$267.23	$351.90
Number of units outstanding (000’s)	23	16	14	14	14	14	14	13	12	12
EQ/ClearBridge Large Cap Growth
Unit value	$116.19	$108.38	$129.35	$178.27	$183.38	$184.04	$183.99	$229.00	$226.14	$295.83
Number of units outstanding (000’s)	11	17	20	29	33	34	34	28	26	24
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$91.15	$86.31	$97.68	$125.14	$136.04	$131.61	$147.59	$167.04	$148.86	$196.99
Number of units outstanding (000’s)	6	6	6	8	8	8	8	7	7	6
EQ/Common Stock Index
Unit value	$191.06	$190.83	$218.60	$286.97	$318.67	$315.63	$349.36	$417.10	$389.35	$502.50
Number of units outstanding (000’s)	63	58	52	50	47	43	41	40	40	41
EQ/Conservative Allocation
Unit value	$123.01	$124.22	$128.74	$133.12	$135.37	$133.82	$136.50	$141.97	$138.49	$149.92
Number of units outstanding (000’s)	24	31	37	46	56	58	58	54	52	50
EQ/Conservative Growth Strategy
Unit value	—	—	$102.93	$112.73	$115.97	$114.40	$119.00	$127.34	$122.09	$137.19
Number of units outstanding (000’s)	—	—	1	1	1	2	2	2	2	3
EQ/Conservative Strategy
Unit value	—	—	$101.61	$105.11	$106.87	$105.73	$107.74	$111.34	$108.79	$117.45
Number of units outstanding (000’s)	—	—	1	1	2	1	2	2	2	2
EQ/Conservative-Plus Allocation
Unit value	$125.60	$123.59	$131.51	$143.67	$146.88	$144.61	$150.09	$161.86	$154.55	$173.81
Number of units outstanding (000’s)	50	65	79	96	103	113	117	122	127	129

6

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Core Bond Index
Unit value	$116.78	$121.28	$123.99	$120.91	$122.72	$122.14	$122.72	$123.39	$122.58	$129.09
Number of units outstanding (000’s)	16	17	22	26	31	35	39	42	45	49
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.70	$90.88	$73.72	$80.15	$106.44	$89.40	$104.64
Number of units outstanding (000’s)	—	—	—	—	1	1	1	2	3	4
EQ/Equity 500 Index
Unit value	$208.43	$210.20	$240.04	$312.84	$350.25	$349.87	$385.70	$462.67	$435.86	$564.46
Number of units outstanding (000’s)	54	58	61	66	70	74	81	92	105	113
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$217.39	$282.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	61	63
EQ/Franklin Balanced Managed Volatility
Unit value	$101.84	$101.01	$111.34	$126.42	$133.05	$127.85	$139.94	$152.57	$144.68	$167.13
Number of units outstanding (000’s)	12	12	11	14	16	20	19	19	17	17
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$101.33	$90.80	$105.13	$142.40	$144.12	$133.49	$165.18	$182.90	$157.98	$196.47
Number of units outstanding (000’s)	3	3	2	3	3	3	2	2	2	2
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$83.12	$78.72	$89.49	$109.34	$114.29	$110.08	$119.46	$136.09	$123.18	$149.17
Number of units outstanding (000’s)	8	9	10	12	13	15	15	13	15	14
EQ/Global Bond PLUS
Unit value	$121.72	$125.93	$129.44	$125.05	$125.03	$119.19	$118.92	$123.33	$120.23	$126.55
Number of units outstanding (000’s)	12	19	23	24	25	25	27	26	28	27
EQ/Global Equity Managed Volatility
Unit value	$288.71	$250.88	$290.84	$346.90	$349.58	$340.45	$352.51	$440.46	$383.39	$475.96
Number of units outstanding (000’s)	21	27	32	33	33	35	37	38	39	40
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$168.67	$218.62
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	3	4
EQ/Intermediate Government Bond
Unit value	$171.04	$178.93	$179.04	$174.52	$175.60	$174.77	$173.98	$173.00	$172.87	$178.45
Number of units outstanding (000’s)	3	4	5	5	5	6	5	5	5	5

7

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/International Core Managed Volatility
Unit value	$126.25	$103.93	$119.79	$139.51	$129.63	$122.89	$122.05	$152.77	$128.85	$156.35
Number of units outstanding (000’s)	23	28	30	33	46	49	52	53	58	55
EQ/International Equity Index
Unit value	$129.53	$112.99	$130.18	$156.71	$144.58	$140.22	$142.01	$173.42	$145.78	$176.46
Number of units outstanding (000’s)	47	47	48	50	55	59	61	66	74	79
EQ/International Managed Volatility
Unit value	$111.66	$92.90	$107.33	$128.82	$119.43	$115.51	$114.34	$140.79	$119.36	$143.65
Number of units outstanding (000’s)	—	1	1	2	3	3	4	4	6	7
EQ/International Value Managed Volatility
Unit value	$134.27	$111.55	$129.86	$153.56	$141.26	$135.56	$135.34	$165.48	$136.94	$166.45
Number of units outstanding (000’s)	49	44	46	52	51	50	50	48	48	46
EQ/Invesco Comstock
Unit value	$105.39	$102.37	$120.13	$160.76	$173.52	$161.31	$187.63	$219.38	$190.45	$235.89
Number of units outstanding (000’s)	4	4	5	8	24	28	27	27	26	28
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$152.23	$184.82
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	6	7
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$131.36	$166.90
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	7	8
EQ/Janus Enterprise
Unit value	$173.65	$158.84	$171.19	$235.04	$231.27	$216.60	$205.36	$260.30	$253.33	$342.58
Number of units outstanding (000’s)	27	45	60	67	69	71	72	71	76	77
EQ/JPMorgan Value Opportunities
Unit value	$111.64	$104.85	$120.58	$162.26	$183.92	$178.11	$214.51	$250.25	$209.79	$265.14
Number of units outstanding (000’s)	1	1	1	1	1	1	2	4	5	6
EQ/Large Cap Core Managed Volatility
Unit value	$96.54	$91.62	$104.40	$136.11	$150.56	$149.76	$163.00	$197.00	$182.67	$235.27
Number of units outstanding (000’s)	5	5	5	5	6	6	7	6	6	6
EQ/Large Cap Growth Index
Unit value	$78.93	$80.07	$91.03	$119.52	$132.94	$138.15	$145.60	$186.46	$180.59	$242.21
Number of units outstanding (000’s)	14	18	23	27	34	44	55	62	70	81

8

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Large Cap Growth Managed Volatility
Unit value	$111.55	$106.50	$120.04	$161.06	$177.31	$182.80	$191.14	$244.77	$235.34	$311.86
Number of units outstanding (000’s)	24	28	27	22	75	74	70	65	63	59
EQ/Large Cap Value Index
Unit value	$60.50	$59.76	$69.05	$90.04	$100.49	$95.17	$109.86	$123.03	$111.08	$138.29
Number of units outstanding (000’s)	6	19	20	32	38	43	48	52	58	67
EQ/Large Cap Value Managed Volatility
Unit value	$105.27	$99.31	$114.03	$149.69	$166.49	$158.36	$180.99	$204.22	$182.29	$226.60
Number of units outstanding (000’s)	66	65	59	56	57	53	51	50	49	47
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$100.33	$118.09
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	97	103
EQ/Loomis Sayles Growth
Unit value	$128.52	$131.03	$146.18	$184.38	$197.01	$217.73	$230.48	$307.42	$295.55	$384.67
Number of units outstanding (000’s)	5	7	8	8	8	8	14	16	16	17
EQ/MFS International Growth
Unit value	$151.63	$134.16	$159.14	$179.23	$168.73	$167.54	$169.32	$221.59	$199.01	$250.95
Number of units outstanding (000’s)	16	25	34	40	39	41	46	52	58	63
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$192.22	$239.80
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	75	77
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$170.28	$230.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	37	40
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$321.63	$432.84
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	14	16
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$184.02	$227.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	35	37
EQ/Mid Cap Index
Unit value	$119.83	$115.90	$134.47	$176.67	$190.82	$183.70	$218.30	$249.83	$218.63	$271.64
Number of units outstanding (000’s)	54	55	57	73	85	98	114	129	141	153

9

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Mid Cap Value Managed Volatility
Unit value	$137.98	$123.85	$145.59	$192.00	$210.96	$201.66	$235.17	$261.78	$224.92	$282.15
Number of units outstanding (000’s)	36	35	35	36	34	33	31	29	27	24
EQ/Moderate Allocation
Unit value	$202.78	$196.64	$212.01	$237.66	$242.66	$238.35	$248.87	$273.88	$258.46	$295.93
Number of units outstanding (000’s)	166	198	223	203	236	245	253	256	260	264
EQ/Moderate Growth Strategy
Unit value	—	—	$104.17	$120.66	$125.56	$123.45	$130.96	$145.10	$136.41	$159.49
Number of units outstanding (000’s)	—	—	—	3	7	11	13	15	17	21
EQ/Moderate-Plus Allocation
Unit value	$136.66	$128.72	$142.26	$168.88	$173.67	$169.88	$180.59	$205.63	$189.84	$225.74
Number of units outstanding (000’s)	246	297	342	393	417	425	434	433	431	427
EQ/Money Market
Unit value	$140.88	$139.62	$138.36	$137.11	$135.88	$134.65	$133.45	$132.78	$133.25	$134.06
Number of units outstanding (000’s)	23	24	26	27	27	33	27	27	30	27
EQ/Oppenheimer Global
Unit value	$107.16	$97.04	$115.76	$144.92	$146.19	$149.48	$148.20	$199.18	$170.80	$221.88
Number of units outstanding (000’s)	6	8	9	15	17	19	19	20	23	25
EQ/PIMCO Global Real Return
Unit value	—	—	—	$90.99	$97.27	$94.11	$102.89	$104.93	$102.57	$109.94
Number of units outstanding (000’s)	—	—	—	1	5	11	17	20	24	25
EQ/PIMCO Ultra Short Bond
Unit value	$111.38	$110.17	$110.81	$109.90	$108.82	$107.54	$108.70	$109.76	$109.81	$111.59
Number of units outstanding (000’s)	28	27	28	32	33	33	32	30	31	31
EQ/Quality Bond PLUS
Unit value	$182.03	$183.03	$186.20	$180.32	$183.88	$182.64	$183.13	$184.01	$182.56	$191.11
Number of units outstanding (000’s)	9	9	10	9	10	11	10	9	9	9
EQ/Small Company Index
Unit value	$164.72	$156.72	$179.44	$244.43	$253.98	$240.19	$286.90	$324.16	$284.89	$353.51
Number of units outstanding (000’s)	26	25	26	31	33	34	37	39	42	47
EQ/T. Rowe Price Growth Stock
Unit value	$108.29	$105.23	$124.02	$169.52	$182.51	$199.36	$200.22	$264.63	$258.00	$335.19
Number of units outstanding (000’s)	27	45	62	71	72	80	84	88	95	102

10

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Templeton Global Equity Managed Volatility
Unit value	$88.15	$80.10	$94.73	$119.17	$119.40	$115.20	$120.19	$144.46	$125.67	$150.63
Number of units outstanding (000’s)	7	8	8	11	12	14	14	13	13	12
EQ/UBS Growth and Income
Unit value	$117.08	$112.75	$126.12	$169.40	$192.12	$187.67	$204.86	$246.23	$211.26	$286.41
Number of units outstanding (000’s)	2	2	2	3	4	7	8	9	9	10
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$75.96	$76.03
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	15	18
Invesco V.I. High Yield Fund
Unit value	—	$95.26	$110.41	$116.82	$117.60	$112.62	$123.69	$130.08	$124.26	$139.35
Number of units outstanding (000’s)	—	—	3	4	6	7	9	10	11	13
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$114.82	$106.39	$116.62	$148.47	$153.27	$145.39	$163.05	$185.26	$162.29	$201.10
Number of units outstanding (000’s)	—	1	2	2	3	3	3	4	5	5
Invesco V.I. Small Cap Equity Fund
Unit value	$124.50	$122.16	$137.59	$186.92	$189.10	$176.64	$195.78	$220.65	$185.26	$231.92
Number of units outstanding (000’s)	—	—	1	1	1	1	1	1	1	1
Ivy VIP High Income
Unit value	$106.38	$110.97	$130.46	$142.86	$144.28	$133.68	$153.92	$162.73	$157.84	$173.93
Number of units outstanding (000’s)	—	4	18	35	52	66	78	87	99	107
Ivy VIP Small Cap Growth
Unit value	—	$99.95	$104.16	$147.99	$148.99	$150.43	$153.43	$187.20	$177.87	$217.46
Number of units outstanding (000’s)	—	—	—	—	—	1	1	2	2	3
MFS® Investors Trust Series
Unit value	$115.04	$111.25	$131.01	$171.04	$187.65	$185.88	$199.53	$243.27	$227.31	$295.65
Number of units outstanding (000’s)	—	—	1	1	2	2	2	2	2	4
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$191.84	$201.23	$255.46	$254.61	$352.20
Number of units outstanding (000’s)	—	—	—	—	—	3	4	4	4	7
Multimanager Aggressive Equity
Unit value	$100.86	$93.90	$106.27	$144.48	$158.45	$163.29	$167.39	$216.24	$213.83	$282.57
Number of units outstanding (000’s)	50	49	42	18	18	17	16	16	17	17

11

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Multimanager Core Bond
Unit value	$142.14	$149.04	$155.78	$150.75	$154.99	$153.79	$156.43	$159.68	$157.61	$167.72
Number of units outstanding (000’s)	10	13	16	16	17	18	19	19	20	21
Multimanager Mid Cap Growth
Unit value	$122.48	$111.81	$127.92	$177.69	$184.65	$180.20	$190.69	$239.36	$223.50	$294.49
Number of units outstanding (000’s)	6	6	7	10	10	11	11	12	12	11
Multimanager Mid Cap Value
Unit value	$158.75	$136.35	$155.14	$208.47	$217.62	$203.69	$240.37	$260.30	$225.07	$278.73
Number of units outstanding (000’s)	7	8	9	11	11	10	10	10	11	11
Multimanager Technology
Unit value	$122.00	$115.08	$129.35	$173.81	$195.59	$206.03	$222.44	$306.69	$310.88	$424.76
Number of units outstanding (000’s)	10	10	12	12	13	14	15	15	16	17
Target 2015 Allocation
Unit value	$103.90	$100.06	$109.93	$124.27	$126.80	$123.26	$129.03	$142.33	$134.97	$153.81
Number of units outstanding (000’s)	14	14	16	18	15	17	17	12	7	7
Target 2025 Allocation
Unit value	$101.54	$96.70	$108.15	$127.64	$131.59	$127.75	$135.99	$155.55	$144.67	$171.15
Number of units outstanding (000’s)	15	19	22	29	31	36	36	36	35	35
Target 2035 Allocation
Unit value	$100.20	$94.68	$107.07	$129.72	$134.33	$130.41	$139.61	$162.94	$149.89	$181.70
Number of units outstanding (000’s)	11	13	15	19	22	24	26	28	31	36
Target 2045 Allocation
Unit value	$98.09	$91.83	$105.04	$130.35	$135.35	$131.15	$141.26	$167.57	$152.79	$188.27
Number of units outstanding (000’s)	7	9	11	13	16	19	21	23	27	31
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.72	$99.53	$120.13	$108.59	$136.45
Number of units outstanding (000’s)	—	—	—	—	—	—	2	5	9	12
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.18	$84.99	$92.90	$74.25	$48.84	$69.41	$67.43	$47.83	$52.87
Number of units outstanding (000’s)	—	2	6	10	13	17	21	23	25	28

12

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.46	$106.25	$101.57	$109.55	$119.24	$113.53	$133.13
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
1290 VT DoubleLine Opportunistic Bond
Unit value	—	—	—	—	—	$97.85	$101.90	$105.18	$103.46	$111.07
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
1290 VT Equity Income
Unit value	$114.56	$113.30	$132.46	$173.30	$187.01	$182.54	$204.80	$235.58	$206.58	$254.80
Number of units outstanding (000’s)	2	1	1	1	1	1	1	2	2	3
1290 VT GAMCO Mergers & Acquisitions
Unit value	$130.22	$131.06	$136.97	$150.95	$152.35	$155.25	$166.03	$175.06	$165.29	$178.29
Number of units outstanding (000’s)	1	1	—	1	1	—	—	1	—	—
1290 VT GAMCO Small Company Value
Unit value	$191.63	$183.65	$214.91	$296.87	$303.84	$284.51	$348.27	$401.51	$336.56	$412.25
Number of units outstanding (000’s)	5	6	7	8	8	8	7	11	12	14
1290 VT High Yield Bond
Unit value	—	—	—	$101.71	$102.93	$99.05	$109.89	$116.19	$112.81	$126.49
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	1
1290 VT Small Cap Value
Unit value	—	—	—	—	—	$87.61	$108.09	$121.05	$106.42	$132.98
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
1290 VT SmartBeta Equity
Unit value	—	—	—	—	—	$95.88	$100.82	$121.87	$113.64	$143.23
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
1290 VT Socially Responsible
Unit value	$83.42	$83.06	$96.29	$128.44	$144.90	$144.57	$157.85	$188.73	$179.21	$231.82
Number of units outstanding (000’s)	3	3	2	2	2	2	2	2	1	1
All Asset Growth-Alt 20
Unit value	$119.50	$114.52	$127.35	$144.32	$146.74	$139.95	$152.26	$175.23	$160.84	$190.21
Number of units outstanding (000’s)	—	—	—	—	—	—	—	2	2	2
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.62	$100.88	$100.10	$102.19	$104.81	$103.15	$111.73
Number of units outstanding (000’s)	—	—	—	—	—	1	1	5	5	6

13

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
CharterSM Moderate
Unit value	—	—	—	—	—	—	—	$105.54	$99.73	$113.72
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
CharterSM Multi-Sector Bond
Unit value	$108.92	$113.93	$119.15	$117.13	$119.08	$117.49	$120.09	$121.91	$120.45	$127.87
Number of units outstanding (000’s)	1	2	2	2	2	2	2	2	2	2
CharterSM Small Cap Growth
Unit value	$134.32	$112.47	$124.38	$182.52	$176.51	$164.68	$178.83	$220.83	$208.25	$275.13
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	—
CharterSM Small Cap Value
Unit value	$187.20	$169.13	$196.11	$277.93	$261.89	$225.90	$280.92	$310.48	$268.26	$332.03
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
EQ/400 Managed Volatility
Unit value	$119.98	$109.35	$126.46	$165.35	$178.64	$171.87	$204.27	$233.73	$203.61	$252.58
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/500 Managed Volatility
Unit value	$115.58	$110.47	$125.95	$163.76	$183.08	$182.46	$201.16	$241.22	$225.01	$290.24
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/2000 Managed Volatility
Unit value	$124.04	$110.17	$126.30	$172.30	$178.03	$167.77	$200.79	$227.02	$198.56	$245.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.63	$119.54	$124.38	$122.75	$126.49	$141.81	$132.62	$152.50
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/AB Small Cap Growth
Unit value	$176.42	$174.49	$200.28	$274.79	$282.62	$272.48	$304.61	$371.06	$339.42	$430.75
Number of units outstanding (000’s)	3	3	3	3	3	3	3	3	3	4
EQ/Aggressive Allocation
Unit value	$137.73	$126.51	$143.43	$180.07	$187.24	$182.67	$197.33	$233.37	$211.53	$261.49
Number of units outstanding (000’s)	5	6	8	7	9	9	8	9	9	10
EQ/Balanced Strategy
Unit value	—	—	$103.68	$117.03	$121.32	$119.69	$125.96	$137.41	$130.74	$150.19
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	1

14

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/BlackRock Basic Value Equity
Unit value	$180.26	$173.44	$195.71	$267.66	$291.58	$271.73	$318.31	$341.72	$312.13	$382.57
Number of units outstanding (000’s)	6	7	9	9	9	9	8	9	8	10
EQ/Capital Guardian Research
Unit value	$125.33	$129.43	$150.90	$197.44	$216.67	$219.27	$236.07	$294.05	$277.86	$366.64
Number of units outstanding (000’s)	2	2	2	2	2	2	2	2	2	2
EQ/ClearBridge Large Cap Growth
Unit value	$118.88	$111.11	$132.88	$183.51	$189.14	$190.20	$190.54	$237.63	$235.14	$308.21
Number of units outstanding (000’s)	4	5	6	6	6	6	5	6	5	6
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$91.95	$87.24	$98.93	$127.00	$138.34	$134.10	$150.69	$170.89	$152.60	$202.35
Number of units outstanding (000’s)	1	—	—	—	—	—	—	—	—	—
EQ/Common Stock Index
Unit value	$135.36	$135.46	$155.49	$204.53	$227.59	$225.87	$250.51	$299.68	$280.31	$362.51
Number of units outstanding (000’s)	22	22	24	22	21	23	20	20	21	18
EQ/Conservative Allocation
Unit value	$124.82	$126.30	$131.16	$135.89	$138.47	$137.17	$140.19	$146.11	$142.81	$154.91
Number of units outstanding (000’s)	1	1	1	2	1	2	2	3	3	3
EQ/Conservative Growth Strategy
Unit value	—	—	$103.06	$113.10	$116.59	$115.24	$120.12	$128.79	$123.73	$139.32
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Conservative Strategy
Unit value	—	—	$101.74	$105.46	$107.44	$106.51	$108.76	$112.61	$110.25	$119.27
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Conservative-Plus Allocation
Unit value	$127.45	$125.66	$133.98	$146.67	$150.24	$148.22	$154.15	$166.58	$159.37	$179.59
Number of units outstanding (000’s)	2	3	3	4	4	4	3	6	6	6
EQ/Core Bond Index
Unit value	$118.93	$123.77	$126.78	$123.89	$125.99	$125.66	$126.50	$127.45	$126.87	$133.87
Number of units outstanding (000’s)	7	8	3	3	3	3	3	6	6	6
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.82	$91.19	$74.11	$80.74	$107.44	$90.42	$106.05
Number of units outstanding (000’s)	—	—	—	—	—	—	1	3	3	2

15

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Equity 500 Index
Unit value	$147.48	$149.04	$170.53	$222.70	$249.84	$250.07	$276.23	$332.03	$313.42	$406.71
Number of units outstanding (000’s)	14	20	21	17	17	18	13	19	20	22
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$221.06	$287.72
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	4	4
EQ/Franklin Balanced Managed Volatility
Unit value	$102.73	$102.10	$112.76	$128.29	$135.30	$130.27	$142.87	$156.08	$148.32	$171.67
Number of units outstanding (000’s)	2	2	2	2	2	1	1	1	1	1
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$102.22	$91.78	$106.47	$144.51	$146.55	$136.01	$168.64	$187.12	$161.95	$201.81
Number of units outstanding (000’s)	—	—	—	—	1	—	—	—	—	—
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$83.73	$79.45	$90.51	$110.81	$116.06	$112.01	$121.80	$139.03	$126.10	$153.02
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	1
EQ/Global Bond PLUS
Unit value	$123.01	$127.52	$131.34	$127.15	$127.38	$121.67	$121.64	$126.41	$123.48	$130.23
Number of units outstanding (000’s)	2	3	3	3	3	2	2	2	2	3
EQ/Global Equity Managed Volatility
Unit value	$296.06	$257.78	$299.45	$357.89	$361.38	$352.65	$365.87	$458.08	$399.54	$497.01
Number of units outstanding (000’s)	7	6	6	6	6	6	5	5	5	4
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$171.65	$222.93
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Intermediate Government Bond
Unit value	$159.65	$167.34	$167.79	$163.88	$165.23	$164.77	$164.36	$163.77	$163.97	$169.61
Number of units outstanding (000’s)	1	1	2	1	2	1	1	2	2	3
EQ/International Core Managed Volatility
Unit value	$129.17	$106.55	$123.06	$143.61	$133.71	$127.01	$126.39	$158.53	$133.97	$162.90
Number of units outstanding (000’s)	3	3	4	3	5	5	3	3	3	4
EQ/International Equity Index
Unit value	$121.12	$105.87	$122.23	$147.43	$136.30	$132.45	$134.41	$164.47	$138.54	$168.03
Number of units outstanding (000’s)	12	7	10	8	9	8	7	7	6	7

16

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/International Managed Volatility
Unit value	$111.74	$93.15	$107.84	$129.69	$120.48	$116.76	$115.81	$142.89	$121.38	$146.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Value Managed Volatility
Unit value	$137.38	$114.36	$133.40	$158.07	$145.70	$140.10	$140.16	$171.71	$142.39	$173.42
Number of units outstanding (000’s)	28	31	5	5	5	5	4	4	4	3
EQ/Invesco Comstock
Unit value	$106.60	$103.75	$122.00	$163.59	$176.93	$164.81	$192.09	$225.05	$195.77	$242.96
Number of units outstanding (000’s)	—	—	—	—	1	1	1	1	1	1
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$154.92	$188.47
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$133.69	$170.19
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Janus Enterprise
Unit value	$175.64	$160.99	$173.86	$239.18	$235.82	$221.30	$210.24	$267.02	$260.40	$352.85
Number of units outstanding (000’s)	2	4	3	4	4	4	3	5	4	6
EQ/JPMorgan Value Opportunities
Unit value	$115.75	$108.93	$125.53	$169.26	$192.24	$186.53	$225.11	$263.14	$221.05	$279.93
Number of units outstanding (000’s)	1	—	1	—	1	1	1	1	1	3
EQ/Large Cap Core Managed Volatility
Unit value	$98.78	$93.93	$107.25	$140.10	$155.29	$154.78	$168.80	$204.42	$189.94	$245.12
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Large Cap Growth Index
Unit value	$80.76	$82.09	$93.51	$123.03	$137.12	$142.78	$150.78	$193.48	$187.78	$252.35
Number of units outstanding (000’s)	1	2	2	2	3	3	2	3	3	4
EQ/Large Cap Growth Managed Volatility
Unit value	$114.39	$109.43	$123.60	$166.16	$183.29	$189.35	$198.39	$254.56	$245.25	$325.65
Number of units outstanding (000’s)	3	3	4	4	13	12	10	9	8	9
EQ/Large Cap Value Index
Unit value	$61.14	$60.51	$70.06	$91.55	$102.38	$97.16	$112.37	$126.10	$114.08	$142.31
Number of units outstanding (000’s)	—	1	1	2	2	2	2	2	3	2

17

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Large Cap Value Managed Volatility
Unit value	$107.70	$101.82	$117.14	$154.09	$171.72	$163.67	$187.43	$211.91	$189.54	$236.09
Number of units outstanding (000’s)	10	9	10	10	13	13	10	7	7	8
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$102.03	$120.33
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	10	14
EQ/Loomis Sayles Growth
Unit value	$130.14	$132.95	$148.63	$187.84	$201.11	$222.71	$236.22	$315.71	$304.14	$396.65
Number of units outstanding (000’s)	1	1	1	1	1	1	2	2	1	2
EQ/MFS International Growth
Unit value	$153.37	$135.98	$161.62	$182.39	$172.04	$171.18	$173.34	$227.31	$204.57	$258.48
Number of units outstanding (000’s)	2	3	3	4	3	3	2	4	3	2
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$195.47	$244.35
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	12	19
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$172.92	$234.08
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	8	10
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$327.07	$441.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	6	4
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$187.13	$231.71
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	3	3
EQ/Mid Cap Index
Unit value	$122.35	$118.58	$137.85	$181.48	$196.41	$189.46	$225.60	$258.71	$226.85	$282.43
Number of units outstanding (000’s)	30	33	7	9	9	9	8	9	9	11
EQ/Mid Cap Value Managed Volatility
Unit value	$141.49	$127.25	$149.90	$198.08	$218.08	$208.89	$244.09	$272.25	$234.39	$294.63
Number of units outstanding (000’s)	6	6	6	6	6	6	5	4	4	5
EQ/Moderate Allocation
Unit value	$169.97	$165.16	$178.43	$200.42	$205.05	$201.82	$211.14	$232.83	$220.17	$252.60
Number of units outstanding (000’s)	11	10	13	16	16	16	15	23	23	22

18

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Moderate Growth Strategy
Unit value	—	—	$104.30	$121.06	$126.23	$124.35	$132.19	$146.75	$138.24	$161.96
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	1	1
EQ/Moderate-Plus Allocation
Unit value	$138.67	$130.88	$144.93	$172.40	$177.64	$174.12	$185.48	$211.61	$195.76	$233.25
Number of units outstanding (000’s)	8	11	13	17	17	15	15	24	23	24
EQ/Money Market
Unit value	$134.83	$133.89	$132.95	$132.02	$131.10	$130.18	$129.27	$128.88	$129.60	$130.65
Number of units outstanding (000’s)	1	1	1	1	1	1	1	2	5	3
EQ/Oppenheimer Global
Unit value	$108.09	$98.09	$117.24	$147.07	$148.66	$152.31	$151.31	$203.77	$175.09	$227.91
Number of units outstanding (000’s)	1	3	3	2	2	2	2	2	4	4
EQ/PIMCO Global Real Return
Unit value	—	—	—	$91.11	$97.59	$94.62	$103.65	$105.92	$103.74	$111.43
Number of units outstanding (000’s)	—	—	—	—	—	1	1	6	10	14
EQ/PIMCO Ultra Short Bond
Unit value	$112.66	$111.66	$112.53	$111.84	$110.96	$109.88	$111.28	$112.59	$112.87	$114.94
Number of units outstanding (000’s)	5	5	6	6	6	6	5	5	4	4
EQ/Quality Bond PLUS
Unit value	$164.63	$165.87	$169.08	$164.07	$167.65	$166.85	$167.63	$168.78	$167.79	$176.00
Number of units outstanding (000’s)	2	2	1	1	1	1	1	1	1	1
EQ/Small Company Index
Unit value	$167.76	$159.93	$183.49	$250.45	$260.75	$247.10	$295.75	$334.82	$294.86	$366.62
Number of units outstanding (000’s)	23	24	4	4	4	4	4	3	3	3
EQ/T. Rowe Price Growth Stock
Unit value	$109.66	$106.77	$126.10	$172.70	$186.31	$203.92	$205.21	$271.77	$265.49	$345.63
Number of units outstanding (000’s)	16	18	4	4	6	5	5	10	11	15
EQ/Templeton Global Equity Managed Volatility
Unit value	$88.92	$80.96	$95.94	$120.94	$121.41	$117.38	$122.71	$147.79	$128.83	$154.72
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
EQ/UBS Growth and Income
Unit value	$118.55	$114.40	$128.23	$172.57	$196.12	$191.97	$209.97	$252.87	$217.40	$295.33
Number of units outstanding (000’s)	—	—	—	—	2	3	—	—	—	—

19

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$77.25	$77.47
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	2	2
Invesco V.I. High Yield Fund
Unit value	—	$95.38	$110.78	$117.44	$118.47	$113.67	$125.10	$131.83	$126.19	$141.80
Number of units outstanding (000’s)	—	—	—	—	1	1	—	3	3	3
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$114.89	$106.67	$117.17	$149.47	$154.61	$146.96	$165.14	$188.01	$165.04	$204.91
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Unit value	$124.58	$122.49	$138.24	$188.18	$190.76	$178.55	$198.29	$223.93	$188.40	$236.32
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Ivy VIP High Income
Unit value	$106.45	$111.26	$131.08	$143.83	$145.54	$135.12	$155.89	$165.14	$160.51	$177.23
Number of units outstanding (000’s)	—	—	1	2	2	2	2	11	12	14
Ivy VIP Small Cap Growth
Unit value	—	$100.29	$104.73	$149.09	$150.41	$152.17	$155.51	$190.12	$181.02	$221.75
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
MFS® Investors Trust Series
Unit value	$115.12	$111.55	$131.63	$172.19	$189.30	$187.88	$202.09	$246.89	$231.16	$301.26
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$193.91	$203.81	$259.26	$258.92	$358.88
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Aggressive Equity
Unit value	$81.90	$76.41	$86.65	$118.05	$129.73	$133.96	$137.60	$178.11	$176.49	$233.70
Number of units outstanding (000’s)	19	15	13	12	9	9	8	8	10	7
Multimanager Core Bond
Unit value	$126.83	$133.26	$139.57	$135.33	$139.42	$138.62	$141.29	$144.51	$142.92	$152.40
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Mid Cap Growth
Unit value	$124.72	$114.08	$130.78	$182.04	$189.55	$185.36	$196.54	$247.20	$231.29	$305.37
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1

20

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Multimanager Mid Cap Value
Unit value	$141.24	$121.55	$138.58	$186.59	$195.18	$183.05	$216.45	$234.87	$203.49	$252.52
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Technology
Unit value	$124.23	$117.42	$132.25	$178.07	$200.78	$211.92	$229.26	$316.73	$321.71	$440.44
Number of units outstanding (000’s)	3	3	7	1	1	2	1	2	4	1
Target 2015 Allocation
Unit value	$104.80	$101.14	$111.34	$126.12	$128.94	$125.59	$131.74	$145.61	$138.36	$157.99
Number of units outstanding (000’s)	1	1	1	—	—	—	—	—	—	—
Target 2025 Allocation
Unit value	$102.43	$97.74	$109.53	$129.54	$133.82	$130.17	$138.85	$159.13	$148.30	$175.80
Number of units outstanding (000’s)	3	3	4	4	3	3	3	5	4	4
Target 2035 Allocation
Unit value	$101.07	$95.70	$108.44	$131.65	$136.60	$132.89	$142.55	$166.70	$153.65	$186.64
Number of units outstanding (000’s)	1	2	1	2	2	2	1	2	3	2
Target 2045 Allocation
Unit value	$98.94	$92.82	$106.39	$132.29	$137.64	$133.63	$144.23	$171.43	$156.63	$193.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	1
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.83	$99.86	$120.77	$109.39	$137.73
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.28	$85.27	$93.39	$74.80	$49.30	$70.20	$68.34	$48.57	$53.80
Number of units outstanding (000’s)	—	—	—	—	1	1	1	1	1	1

21

Financial statements

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts and certificates.

22

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of AXA Equitable Life Insurance Company

and the Contractowners of Separate Account A of AXA Equitable Life Insurance Company

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(2)

1290 VT DOUBLELINE DYNAMIC ALLOCATION(1)

1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)

1290 VT EQUITY INCOME(1)

1290 VT GAMCO MERGERS & ACQUISITIONS(1)

1290 VT GAMCO SMALL COMPANY VALUE(1)

1290 VT HIGH YIELD BOND(1)

1290 VT LOW VOLATILITY GLOBAL EQUITY(2)

1290 VT MICRO CAP(2)

1290 VT SMALL CAP VALUE(1)

1290 VT SMARTBETA EQUITY(1)

1290 VT SOCIALLY RESPONSIBLE(1)

ALL ASSET GROWTH-ALT 20(1)

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM(1)

CHARTERSM MODERATE(1)

CHARTERSM MULTI-SECTOR BOND(1)

CHARTERSM SMALL CAP GROWTH(1)

CHARTERSM SMALL CAP VALUE(1)

EQ/400 MANAGED VOLATILITY(1)

EQ/500 MANAGED VOLATILITY(1)

EQ/2000 MANAGED VOLATILITY(1)

EQ/AB DYNAMIC MODERATE GROWTH(1)

EQ/AB SMALL CAP GROWTH(1)

EQ/AGGRESSIVE ALLOCATION(1)

EQ/AMERICAN CENTURY MID CAP VALUE(2)

EQ/BALANCED STRATEGY(1)

EQ/BLACKROCK BASIC VALUE EQUITY(1)

EQ/CAPITAL GUARDIAN RESEARCH(1)

EQ/CLEARBRIDGE LARGE CAP GROWTH(1)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)

EQ/COMMON STOCK INDEX(1)

EQ/CONSERVATIVE ALLOCATION(1)

EQ/CONSERVATIVE GROWTH STRATEGY(1)

EQ/CONSERVATIVE STRATEGY(1)

EQ/CONSERVATIVE-PLUS ALLOCATION(1)

EQ/CORE BOND INDEX(1)

EQ/EMERGING MARKETS EQUITY PLUS(1)

EQ/EQUITY 500 INDEX(1)

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(2)

EQ/FRANKLIN BALANCED MANAGED VOLATILITY(1)

EQ/FRANKLIN RISING DIVIDENDS(2)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY(1)

EQ/GLOBAL BOND PLUS(1)

EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)

EQ/GOLDMAN SACHS MID CAP VALUE(2)

EQ/GROWTH STRATEGY(1)

EQ/INTERMEDIATE GOVERNMENT BOND(1)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)

EQ/INTERNATIONAL EQUITY INDEX(1)

EQ/INTERNATIONAL MANAGED VOLATILITY(1)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)

EQ/INVESCO COMSTOCK(1)

EQ/INVESCO GLOBAL REAL ESTATE(2)

EQ/INVESCO INTERNATIONAL GROWTH(2)

EQ/JANUS ENTERPRISE(1)

EQ/JPMORGAN VALUE OPPORTUNITIES(1)

EQ/LARGE CAP CORE MANAGED VOLATILITY(1)

EQ/LARGE CAP GROWTH INDEX(1)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)

EQ/LARGE CAP VALUE INDEX(1)

EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)

EQ/LAZARD EMERGING MARKETS EQUITY(2)

EQ/LOOMIS SAYLES GROWTH(1)

EQ/MFS INTERNATIONAL GROWTH(1)

EQ/MFS INTERNATIONAL VALUE(2)

EQ/MFS MID CAP FOCUSED GROWTH(2)

EQ/MFS TECHNOLOGY(2)

EQ/MFS UTILITIES SERIES(2)

EQ/MID CAP INDEX(1)

EQ/MID CAP VALUE MANAGED VOLATILITY(1)

EQ/MODERATE ALLOCATION(1)

EQ/MODERATE GROWTH STRATEGY(1)

EQ/MODERATE-PLUS ALLOCATION(1)

EQ/MONEY MARKET(1)

EQ/OPPENHEIMER GLOBAL(1)

EQ/PIMCO GLOBAL REAL RETURN(1)

EQ/PIMCO ULTRA SHORT BOND(1)

EQ/QUALITY BOND PLUS(1)

EQ/SMALL COMPANY INDEX(1)

EQ/T. ROWE PRICE GROWTH STOCK(1)

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY(1)

EQ/UBS GROWTH & INCOME(1)

EQ/WELLINGTON ENERGY(2)

FIDELITY® VIP EQUITY-INCOME PORTFOLIO(1)

FIDELITY® VIP MID CAP PORTFOLIO(1)

INVESCO OPPENHEIMER V.I. MAIN STREET FUND(1)

INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)

INVESCO V.I. HIGH YIELD FUND(1)

INVESCO V.I. MID CAP CORE EQUITY FUND(1)

INVESCO V.I. SMALL CAP EQUITY FUND(1)

FSA-2

IVY VIP HIGH INCOME(1)

IVY VIP SMALL CAP GROWTH(1)

MFS® INVESTORS TRUST SERIES(1)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)

MULTIMANAGER AGGRESSIVE EQUITY(1)

MULTIMANAGER CORE BOND(1)

MULTIMANAGER MID CAP GROWTH(1)

MULTIMANAGER MID CAP VALUE(1)

MULTIMANAGER TECHNOLOGY(1)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)

TARGET 2015 ALLOCATION(1)

TARGET 2025 ALLOCATION(1)

TARGET 2035 ALLOCATION(1)

TARGET 2045 ALLOCATION(1)

TARGET 2055 ALLOCATION(1)

TEMPLETON GLOBAL BOND VIP FUND(1)

VANECK VIP GLOBAL HARD ASSETS FUND(1)

(1)	Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018
(2)	Statement of operations for the year ended December 31, 2019, and statement of changes in net assets for the year ended December 31, 2019 and the period October 22, 2018 (commencement of operations) through December 31, 2018

Basis for Opinions

These financial statements are the responsibility of the AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 20, 2020

We have served as the auditor of one or more of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company since 1993.

FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$222,264	$13,639,009	$13,479,793	$112,175,487	$15,865,770	$1,132,746,409
Receivable for shares of the Portfolios sold	—	—	—	97,588	—	—
Receivable for policy-related transactions	200	37,533	14,861	—	2,024	336,711

Total assets	222,464	13,676,542	13,494,654	112,273,075	15,867,794	1,133,083,120

Liabilities:
Payable for shares of the Portfolios purchased	192	37,533	14,784	—	2,023	336,711
Payable for policy-related transactions	—	—	—	97,588	—	—

Total liabilities	192	37,533	14,784	97,588	2,023	336,711

Net Assets	$222,272	$13,639,009	$13,479,870	$112,175,487	$15,865,771	$1,132,746,409

Net Assets:
Accumulation unit values	$222,272	$13,636,588	$13,479,870	$112,168,294	$15,853,829	$1,132,718,768
Retained by AXA Equitable in Separate Account A	—	2,421	—	7,193	11,942	27,641

Total Net Assets	$222,272	$13,639,009	$13,479,870	$112,175,487	$15,865,771	$1,132,746,409

Investments in shares of the Portfolios, at cost	$214,682	$13,169,606	$13,372,676	$128,980,626	$16,804,641	$1,078,054,401

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	1290 VT HIGH YIELD BOND*	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MICRO CAP*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*
Assets:
Investments in shares of the Portfolios, at fair value	$21,365,452	$76,812	$356,150	$5,908,351	$5,482,286	$66,696,218
Receivable for shares of the Portfolios sold	—	3	12	—	—	—
Receivable for policy-related transactions	4,926	—	—	21,995	25,492	104,791

Total assets	21,370,378	76,815	356,162	5,930,346	5,507,778	66,801,009

Liabilities:
Payable for shares of the Portfolios purchased	4,926	—	—	21,995	25,475	104,789
Payable for policy-related transactions	—	1	—	—	—	—

Total liabilities	4,926	1	—	21,995	25,475	104,789

Net Assets	$21,365,452	$76,814	$356,162	$5,908,351	$5,482,303	$66,696,220

Net Assets:
Accumulation unit values	$21,365,185	$76,814	$356,162	$5,899,234	$5,482,303	$66,663,256
Retained by AXA Equitable in Separate Account A	267	—	—	9,117	—	32,964

Total Net Assets	$21,365,452	$76,814	$356,162	$5,908,351	$5,482,303	$66,696,220

Investments in shares of the Portfolios, at cost	$21,551,521	$76,171	$342,933	$5,898,084	$5,027,755	$56,720,374

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	ALL ASSET GROWTH-ALT 20*	AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CHARTERSM MODERATE*	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$88,902,283	$59,762,395	$484,528	$78,276,446	$55,037,801	$110,582,500
Receivable for shares of the Portfolios sold	252,458	—	—	—	—	19,067
Receivable for policy-related transactions	—	42,703	1,081	6,934	17,846	—

Total assets	89,154,741	59,805,098	485,609	78,283,380	55,055,647	110,601,567

Liabilities:
Payable for shares of the Portfolios purchased	—	42,640	1,066	6,934	17,846	—
Payable for policy-related transactions	252,459	—	—	—	—	19,063

Total liabilities	252,459	42,640	1,066	6,934	17,846	19,063

Net Assets	$88,902,282	$59,762,458	$484,543	$78,276,446	$55,037,801	$110,582,504

Net Assets:
Accumulation unit values	$88,902,100	$59,762,458	$484,543	$77,991,568	$54,750,924	$110,347,327
Contracts in payout (annuitization) period	—	—	—	226,999	—	—
Retained by AXA Equitable in Separate Account A	182	—	—	57,879	286,877	235,177

Total Net Assets	$88,902,282	$59,762,458	$484,543	$78,276,446	$55,037,801	$110,582,504

Investments in shares of the Portfolios, at cost	$83,911,606	$58,547,427	$473,484	$82,042,708	$51,654,630	$87,434,322

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SMALL CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$20,443,679	$36,029,429	$9,641,893	$19,010,167	$422,980,983
Receivable for shares of the Portfolios sold	7,119	—	—	—	—
Receivable for policy-related transactions	—	26,537	8,839	5,695	104,725

Total assets	20,450,798	36,055,966	9,650,732	19,015,862	423,085,708

Liabilities:
Payable for shares of the Portfolios purchased	—	26,537	8,839	5,695	104,725
Payable for policy related transactions	7,119	—	—	—	—

Total liabilities	7,119	26,537	8,839	5,695	104,725

Net Assets	$20,443,679	$36,029,429	$9,641,893	$19,010,167	$422,980,983

Net Assets:
Accumulation unit values	$20,441,737	$36,023,247	$9,641,200	$19,009,898	$420,542,743
Contracts in payout (annuitization) period	—	—	—	—	2,281,923
Retained by AXA Equitable in Separate Account A	1,942	6,182	693	269	156,317

Total Net Assets	$20,443,679	$36,029,429	$9,641,893	$19,010,167	$422,980,983

Investments in shares of the Portfolios, at cost	$20,308,847	$30,528,452	$9,512,805	$17,645,364	$420,186,148

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/AGGRESSIVE ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$792,955,034	$120,131,746	$133,520,882	$831,523,809	$246,665,579	$162,231,315
Receivable for shares of the Portfolios sold	18,793	—	—	—	—	5,056
Receivable for policy-related transactions	—	106,372	13,887	83,216	14,443	—

Total assets	792,973,827	120,238,118	133,534,769	831,607,025	246,680,022	162,236,371

Liabilities:
Payable for shares of the Portfolios purchased	—	106,372	13,887	83,209	14,438	—
Payable for policy-related transactions	18,792	—	—	—	—	5,056

Total liabilities	18,792	106,372	13,887	83,209	14,438	5,056

Net Assets	$792,955,035	$120,131,746	$133,520,882	$831,523,816	$246,665,584	$162,231,315

Net Assets:
Accumulation unit values	$792,936,405	$120,131,734	$133,517,591	$831,501,347	$246,604,046	$162,168,783
Retained by AXA Equitable in Separate Account A	18,630	12	3,291	22,469	61,538	62,532

Total Net Assets	$792,955,035	$120,131,746	$133,520,882	$831,523,816	$246,665,584	$162,231,315

Investments in shares of the Portfolios, at cost	$774,148,190	$107,426,494	$119,508,734	$762,634,478	$195,216,625	$140,131,434

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$28,399,524	$2,476,776,262	$102,820,860	$35,471,180	$10,581,235	$221,123,391
Receivable for shares of the Portfolios sold	—	1,210,875	—	—	—	149,296
Receivable for policy-related transactions	7,729	—	6,727	3,143	2,592	—

Total assets	28,407,253	2,477,987,137	102,827,587	35,474,323	10,583,827	221,272,687

Liabilities:
Payable for shares of the Portfolios purchased	7,729	—	7,576	3,143	2,575	—
Payable for policy-related transactions	—	1,209,263	—	—	—	149,296

Total liabilities	7,729	1,209,263	7,576	3,143	2,575	149,296

Net Assets	$28,399,524	$2,476,777,874	$102,820,011	$35,471,180	$10,581,252	$221,123,391

Net Assets:
Accumulation unit values	$28,392,980	$2,464,838,750	$102,816,039	$35,470,215	$10,581,252	$221,097,445
Contracts in payout (annuitization) period	—	11,530,717	—	—	—	—
Retained by AXA Equitable in Separate Account A	6,544	408,407	3,972	965	—	25,946

Total Net Assets	$28,399,524	$2,476,777,874	$102,820,011	$35,471,180	$10,581,252	$221,123,391

Investments in shares of the Portfolios, at cost	$30,271,664	$1,563,087,058	$103,453,324	$33,287,511	$10,283,911	$223,066,375

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*	EQ/FRANKLIN RISING DIVIDENDS*
Assets:
Investments in shares of the Portfolios, at fair value	$122,892,877	$17,886,837	$2,097,202,791	$503,308,538	$90,207,268	$10,962,329
Receivable for shares of the Portfolios sold	—	—	—	9,283	—	—
Receivable for policy-related transactions	3,631	9,327	1,086,018	—	10,678	1,713

Total assets	122,896,508	17,896,164	2,098,288,809	503,317,821	90,217,946	10,964,042

Liabilities:
Payable for shares of the Portfolios purchased	3,631	9,327	1,086,018	—	10,678	1,635
Payable for policy related transactions	—	—	—	9,283	—	—

Total liabilities	3,631	9,327	1,086,018	9,283	10,678	1,635

Net Assets	$122,892,877	$17,886,837	$2,097,202,791	$503,308,538	$90,207,268	$10,962,407

Net Assets:
Accumulation unit values	$122,882,227	$17,886,766	$2,093,064,090	$503,296,363	$90,193,799	$10,962,407
Contracts in payout (annunitization) period	—	—	4,007,981	—	—	—
Retained by AXA Equitable in Separate Account A	10,650	71	130,720	12,175	13,469	—

Total Net Assets	$122,892,877	$17,886,837	$2,097,202,791	$503,308,538	$90,207,268	$10,962,407

Investments in shares of the Portfolios, at cost	$121,546,811	$17,169,827	$1,514,155,558	$438,981,839	$85,590,473	$9,855,049

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$20,378,818	$75,339,616	$48,563,915	$387,009,023	$64,507,222	$1,418,526
Receivable for shares of the Portfolios sold	—	—	—	76,097	3,642	44
Receivable for policy-related transactions	4,288	44,504	6,360	—	—	—

Total assets	20,383,106	75,384,120	48,570,275	387,085,120	64,510,864	1,418,570

Liabilities:
Payable for shares of the Portfolios purchased	4,288	44,504	6,360	—	—	—
Payable for policy-related transactions	—	—	—	76,097	3,642	10

Total liabilities	4,288	44,504	6,360	76,097	3,642	10

Net Assets	$20,378,818	$75,339,616	$48,563,915	$387,009,023	$64,507,222	$1,418,560

Net Assets:
Accumulation unit values	$20,378,760	$75,309,857	$48,551,527	$386,965,765	$64,506,493	$1,418,560
Retained by AXA Equitable in Separate Account A	58	29,759	12,388	43,258	729	—

Total Net Assets	$20,378,818	$75,339,616	$48,563,915	$387,009,023	$64,507,222	$1,418,560

Investments in shares of the Portfolios, at cost	$20,582,245	$80,359,739	$47,861,006	$318,717,118	$56,339,223	$975,443

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQINTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Assets:
Investments in shares of the Portfolios, at fair value	$49,878,738	$169,557,204	$378,992,605	$14,287,215	$176,878,495	$126,414,465
Receivable for shares of the Portfolios sold	28,885	28,287	37,448	—	8,088	45,130
Receivable for policy-related transactions	—	—	—	7,906	—	—

Total assets	49,907,623	169,585,491	379,030,053	14,295,121	176,886,583	126,459,595

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	7,907	—	—
Payable for policy-related transactions	28,855	28,287	37,448	—	8,088	45,130

Total liabilities	28,855	28,287	37,448	7,907	8,088	45,130

Net Assets	$49,878,768	$169,557,204	$378,992,605	$14,287,214	$176,878,495	$126,414,465

Net Assets:
Accumulation unit values	$49,586,739	$169,538,717	$377,614,353	$14,285,021	$176,861,891	$126,390,600
Contracts in payout (annuitization) period	181,509	—	1,222,831	—	—	—
Retained by AXA Equitable in Separate Account A	110,520	18,487	155,421	2,193	16,604	23,865

Total Net Assets	$49,878,768	$169,557,204	$378,992,605	$14,287,214	$176,878,495	$126,414,465

Investments in shares of the Portfolios, at cost	$49,138,428	$149,156,558	$358,035,389	$13,317,397	$157,258,029	$109,340,754

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$102,225,756	$96,710,565	$405,013,516	$202,872,913	$35,768,100	$381,210,376
Receivable for shares of the Portfolios sold	—	—	—	—	11,736	—
Receivable for policy-related transactions	16,484	21,275	93,676	171,837	—	152,082

Total assets	102,242,240	96,731,840	405,107,192	203,044,750	35,779,836	381,362,458

Liabilities:
Payable for shares of the Portfolios purchased	16,483	21,275	93,580	171,837	—	152,082
Payable for policy-related transactions	—	—	—	—	11,736	—

Total liabilities	16,483	21,275	93,580	171,837	11,736	152,082

Net Assets	$102,225,757	$96,710,565	$405,013,612	$202,872,913	$35,768,100	$381,210,376

Net Assets:
Accumulation unit values	$102,224,067	$96,708,537	$405,013,612	$202,819,220	$35,755,116	$381,171,087
Retained by AXA Equitable in Separate Account A	1,690	2,028	—	53,693	12,984	39,289

Total Net Assets	$102,225,757	$96,710,565	$405,013,612	$202,872,913	$35,768,100	$381,210,376

Investments in shares of the Portfolios, at cost	$95,148,896	$83,913,349	$343,075,661	$198,536,779	$30,919,687	$318,526,724

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$826,385,903	$114,170,855	$845,247,055	$256,993,827	$105,146,439	$203,170,459
Receivable for shares of the Portfolios sold	111,253	—	55,137	—	6,617	—
Receivable for policy-related transactions	—	37,289	—	87,633	—	73,951

Total assets	826,497,156	114,208,144	845,302,192	257,081,460	105,153,056	203,244,410

Liabilities:
Payable for shares of the Portfolios purchased	—	37,289	—	87,632	—	73,951
Payable for policy-related transactions	111,254	—	55,132	—	6,616	—

Total liabilities	111,254	37,289	55,132	87,632	6,616	73,951

Net Assets	$826,385,902	$114,170,855	$845,247,060	$256,993,828	$105,146,440	$203,170,459

Net Assets:
Accumulation unit values	$826,310,951	$114,168,367	$841,954,754	$256,973,679	$105,138,637	$203,156,583
Contracts in payout (annuitization) period	—	—	2,797,182	—	—	—
Retained by AXA Equitable in Separate Account A	74,951	2,488	495,124	20,149	7,803	13,876

Total Net Assets	$826,385,902	$114,170,855	$845,247,060	$256,993,828	$105,146,440	$203,170,459

Investments in shares of the Portfolios, at cost	$590,731,544	$108,548,745	$638,168,167	$230,738,608	$90,832,246	$184,122,670

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*

Assets:
Investments in shares of the Portfolios, at fair value	$609,028,254	$216,515,476	$223,102,474	$133,640,642	$762,502,051	$489,614,627
Receivable for shares of the Portfolios sold	—	100,378	—	—	—	19,536
Receivable for policy-related transactions	258,155	—	155,482	4,537	215,159	—

Total assets	609,286,409	216,615,854	223,257,956	133,645,179	762,717,210	489,634,163

Liabilities:
Payable for shares of the Portfolios purchased	258,155	—	155,482	4,538	215,159	—
Payable for policy-related transactions	—	100,378	—	—	—	19,533

Total liabilities	258,155	100,378	155,482	4,538	215,159	19,533

Net Assets	$609,028,254	$216,515,476	$223,102,474	$133,640,641	$762,502,051	$489,614,630

Net Assets:
Accumulation unit values	$609,023,791	$216,513,577	$223,096,170	$133,640,563	$762,495,104	$489,607,599
Retained by AXA Equitable in Separate Account A	4,463	1,899	6,304	78	6,947	7,031

Total Net Assets	$609,028,254	$216,515,476	$223,102,474	$133,640,641	$762,502,051	$489,614,630

Investments in shares of the Portfolios, at cost	$518,792,950	$179,269,737	$187,244,124	$116,928,414	$719,711,369	$411,314,917

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*	EQ/PIMCO GLOBAL REAL RETURN*
Assets:
Investments in shares of the Portfolios, at fair value	$1,646,755,824	$93,139,638	$1,255,966,251	$69,306,475	$235,056,775	$46,554,451
Receivable for shares of the Portfolios sold	—	—	226,896	—	—	—
Receivable for policy-related transactions	425,220	106,607	—	1,290,548	147,034	64,340

Total assets	1,647,181,044	93,246,245	1,256,193,147	70,597,023	235,203,809	46,618,791

Liabilities:
Payable for shares of the Portfolios purchased	349,246	106,607	—	1,290,494	147,034	63,912
Payable for policy-related transactions	—	—	226,897	—	—	—

Total liabilities	349,246	106,607	226,897	1,290,494	147,034	63,912

Net Assets	$1,646,831,798	$93,139,638	$1,255,966,250	$69,306,529	$235,056,775	$46,554,879

Net Assets:
Accumulation unit values	$1,641,746,048	$93,128,856	$1,255,927,500	$68,990,362	$235,054,569	$46,554,879
Contracts in payout (annuitization) period	4,869,926	—	—	215,359	—	—
Retained by AXA Equitable in Separate Account A	215,824	10,782	38,750	100,808	2,206	—

Total Net Assets	$1,646,831,798	$93,139,638	$1,255,966,250	$69,306,529	$235,056,775	$46,554,879

Investments in shares of the Portfolios, at cost	$1,668,967,264	$86,779,499	$1,251,821,554	$69,309,824	$188,036,943	$46,339,955

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	EQ/UBS GROWTH & INCOME*
Assets:
Investments in shares of the Portfolios, at fair value	$75,634,598	$73,446,943	$349,031,671	$875,453,558	$49,701,757	$43,723,280
Receivable for policy-related transactions	5,724	4,514	74,221	198,985	6,045	13,007

Total assets	75,640,322	73,451,457	349,105,892	875,652,543	49,707,802	43,736,287

Liabilities:
Payable for shares of the Portfolios purchased	5,724	4,513	74,221	198,985	6,045	13,007

Total liabilities	5,724	4,513	74,221	198,985	6,045	13,007

Net Assets	$75,634,598	$73,446,944	$349,031,671	$875,453,558	$49,701,757	$43,723,280

Net Assets:
Accumulation unit values	$75,621,566	$72,991,142	$348,865,593	$875,449,334	$49,684,098	$43,722,300
Contracts in payout (annuitization) period	—	336,064	—	—	—	—
Retained by AXA Equitable in Separate Account A	13,032	119,738	166,078	4,224	17,659	980

Total Net Assets	$75,634,598	$73,446,944	$349,031,671	$875,453,558	$49,701,757	$43,723,280

Investments in shares of the Portfolios, at cost	$76,092,587	$74,807,318	$355,854,770	$714,860,899	$49,606,289	$40,058,093

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/WELLINGTON ENERGY*	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	INVESCO OPPENHEIMER V.I. MAIN STREET FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. HIGH YIELD FUND
Assets:
Investments in shares of the Portfolios, at fair value	$41,507,601	$17,458,045	$69,299,006	$9,435,871	$64,887,889	$50,138,707
Receivable for policy-related transactions	10,558	42,424	61,089	6,421	37,904	45,487

Total assets	41,518,159	17,500,469	69,360,095	9,442,292	64,925,793	50,184,194

Liabilities:
Payable for shares of the Portfolios purchased	10,558	42,424	61,089	6,421	37,901	45,487

Total liabilities	10,558	42,424	61,089	6,421	37,901	45,487

Net Assets	$41,507,601	$17,458,045	$69,299,006	$9,435,871	$64,887,892	$50,138,707

Net Assets:
Accumulation unit values	$41,502,295	$17,455,619	$69,298,414	$9,435,625	$64,882,563	$50,137,502
Retained by AXA Equitable in Separate Account A	5,306	2,426	592	246	5,329	1,205

Total Net Assets	$41,507,601	$17,458,045	$69,299,006	$9,435,871	$64,887,892	$50,138,707

Investments in shares of the Portfolios, at cost	$53,828,171	$15,954,577	$69,849,351	$9,332,311	$62,897,213	$50,227,060

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$24,965,725	$10,957,573	$273,892,694	$42,033,405	$23,196,248	$34,476,940
Receivable for policy-related transactions	12,156	3,161	129,299	32,385	34,635	42,092

Total assets	24,977,881	10,960,734	274,021,993	42,065,790	23,230,883	34,519,032

Liabilities:
Payable for shares of the Portfolios purchased	12,156	3,161	129,300	32,385	34,635	42,092

Total liabilities	12,156	3,161	129,300	32,385	34,635	42,092

Net Assets	$24,965,725	$10,957,573	$273,892,693	$42,033,405	$23,196,248	$34,476,940

Net Assets:
Accumulation unit values	$24,962,331	$10,954,487	$273,892,685	$42,024,314	$23,194,860	$34,475,403
Retained by AXA Equitable in Separate Account A	3,394	3,086	8	9,091	1,388	1,537

Total Net Assets	$24,965,725	$10,957,573	$273,892,693	$42,033,405	$23,196,248	$34,476,940

Investments in shares of the Portfolios, at cost	$26,185,439	$11,549,968	$276,156,321	$46,262,665	$20,262,199	$29,063,946

The accompanying notes are an integral part of these financial statements.

FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$711,189,177	$112,076,910	$87,875,780	$50,712,670	$249,387,520	$9,015,525
Receivable for shares of the Portfolios sold	200,288	—	82,171	4,544	383,769	—
Receivable for policy-related transactions	—	21,343	—	—	—	7,394

Total assets	711,389,465	112,098,253	87,957,951	50,717,214	249,771,289	9,022,919

Liabilities:
Payable for shares of the Portfolios purchased	—	21,339	—	—	—	7,310
Payable for policy-related transactions	130,649	—	82,172	4,545	383,769	—

Total liabilities	130,649	21,339	82,172	4,545	383,769	7,310

Net Assets	$711,258,816	$112,076,914	$87,875,779	$50,712,669	$249,387,520	$9,015,609

Net Assets:
Accumulation unit values	$710,056,328	$112,044,973	$87,850,357	$50,680,470	$249,266,401	$9,011,506
Contracts in payout (annuitization) period	1,056,558	—	—	—	—	—
Retained by AXA Equitable in Separate Account A	145,930	31,941	25,422	32,199	121,119	4,103

Total Net Assets	$711,258,816	$112,076,914	$87,875,779	$50,712,669	$249,387,520	$9,015,609

Investments in shares of the Portfolios, at cost	$438,106,538	$110,977,521	$82,727,854	$44,972,055	$210,901,680	$9,722,094

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Assets:
Investments in shares of the Portfolios, at fair value	$18,947,114	$91,276,660	$113,879,188	$96,757,004	$26,753,645	$74,250,014	$20,621,690
Receivable for shares of the Portfolios sold	2,750	—	—	—	—	—	—
Receivable for policy-related transactions	—	71,369	69,001	67,476	42,171	37,432	6,554

Total assets	18,949,864	91,348,029	113,948,189	96,824,480	26,795,816	74,287,446	20,628,244

Liabilities:
Payable for shares of the Portfolios purchased	—	71,370	69,001	67,476	42,172	37,432	6,554
Payable for policy related transactions	2,750	—	—	—	—	—	—

Total liabilities	2,750	71,370	69,001	67,476	42,172	37,432	6,554

Net Assets	$18,947,114	$91,276,659	$113,879,188	$96,757,004	$26,753,644	$74,250,014	$20,621,690

Net Assets:
Accumulation unit values	$18,931,508	$91,271,858	$113,858,663	$96,750,961	$26,753,557	$74,249,951	$20,621,408
Retained by AXA Equitable in Separate Account A	15,606	4,801	20,525	6,043	87	63	282

Total Net Assets	$18,947,114	$91,276,659	$113,879,188	$96,757,004	$26,753,644	$74,250,014	$20,621,690

Investments in shares of the Portfolios, at cost	$19,358,054	$84,071,452	$100,219,790	$83,234,544	$23,885,143	$75,632,485	$22,983,158

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT CONVERTIBLE SECURITIES	IB	18,819

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	1,148,112

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	1,330,670

1290 VT EQUITY INCOME	IB	25,018,887

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	1,316,076

1290 VT GAMCO SMALL COMPANY VALUE	IB	18,910,296

1290 VT HIGH YIELD BOND	IB	2,225,577

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	6,006

1290 VT MICRO CAP	IB	33,941

1290 VT SMALL CAP VALUE	IB	556,430

1290 VT SMARTBETA EQUITY	IB	380,231

1290 VT SOCIALLY RESPONSIBLE	IB	4,779,355

ALL ASSET GROWTH-ALT 20	IB	4,250,368

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CLASS 4	5,432,945

CHARTERSM MODERATE	B	44,866

CHARTERSM MULTI-SECTOR BOND	A	13,598,976
CHARTERSM MULTI-SECTOR BOND	B	6,598,797

CHARTERSM SMALL CAP GROWTH	B	3,890,146
CHARTERSM SMALL CAP VALUE	B	6,102,214

EQ/400 MANAGED VOLATILITY	IB	939,015

EQ/500 MANAGED VOLATILITY	IB	1,321,677

EQ/2000 MANAGED VOLATILITY	IB	467,314

EQ/AB DYNAMIC MODERATE GROWTH	IB	1,420,642

EQ/AB SMALL CAP GROWTH	IA	17,593,481
EQ/AB SMALL CAP GROWTH	IB	6,161,209

EQ/AGGRESSIVE ALLOCATION	B	68,945,755

EQ/AMERICAN CENTURY MID CAP VALUE	IB	5,197,914

EQ/BALANCED STRATEGY	IA	4,903
EQ/BALANCED STRATEGY	IB	8,306,075

EQ/BLACKROCK BASIC VALUE EQUITY	IB	35,337,621

EQ/CAPITAL GUARDIAN RESEARCH	IB	9,408,762

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	12,463,398

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	3,885,032

EQ/COMMON STOCK INDEX	IA	61,383,236
EQ/COMMON STOCK INDEX	IB	6,194,639

EQ/CONSERVATIVE ALLOCATION	B	10,923,100

EQ/CONSERVATIVE GROWTH STRATEGY	IB	2,391,642

EQ/CONSERVATIVE STRATEGY	IB	856,305

EQ/CONSERVATIVE-PLUS ALLOCATION	B	22,701,279

The accompanying notes are an integral part of these financial statements.

FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

EQ/CORE BOND INDEX	IB	12,169,056

EQ/EMERGING MARKETS EQUITY PLUS	IB	1,784,779

EQ/EQUITY 500 INDEX	IA	25,964,995
EQ/EQUITY 500 INDEX	IB	15,215,725

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	12,625,143

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	8,034,130

EQ/FRANKLIN RISING DIVIDENDS	IB	342,685

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	1,306,511

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	8,282,008

EQ/GLOBAL BOND PLUS	IB	5,254,149

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	21,626,151

EQ/GOLDMAN SACHS MID CAP VALUE	IB	3,341,377

EQ/GROWTH STRATEGY	IA	73,449

EQ/INTERMEDIATE GOVERNMENT BOND	IA	3,690,577
EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,118,765

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	15,191,737

EQ/INTERNATIONAL EQUITY INDEX	IA	34,076,674
EQ/INTERNATIONAL EQUITY INDEX	IB	4,415,787

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	1,044,719

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	13,165,518

EQ/INVESCO COMSTOCK	IB	7,062,951

EQ/INVESCO GLOBAL REAL ESTATE	IB	6,107,859

EQ/INVESCO INTERNATIONAL GROWTH	IB	2,393,740

EQ/JANUS ENTERPRISE	IB	19,197,971

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	10,832,104

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	3,175,679

EQ/LARGE CAP GROWTH INDEX	IB	23,644,641

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	23,646,625

EQ/LARGE CAP VALUE INDEX	IB	12,451,435

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	41,074,302
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	5,119,437

EQ/LAZARD EMERGING MARKETS EQUITY	IB	11,683,940

EQ/LOOMIS SAYLES GROWTH	IB	11,296,900

EQ/MFS INTERNATIONAL GROWTH	IB	24,648,292
EQ/MFS INTERNATIONAL VALUE	IB	19,857,839

EQ/MFS MID CAP FOCUSED GROWTH	IB	14,411,080

EQ/MFS TECHNOLOGY	IB	9,979,163

EQ/MFS UTILITIES SERIES	IB	3,845,940

EQ/MID CAP INDEX	IB	52,926,146

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	30,036,401
EQ/MODERATE ALLOCATION	A	77,704,841

The accompanying notes are an integral part of these financial statements.

FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

EQ/MODERATE ALLOCATION	B	39,737,104

EQ/MODERATE GROWTH STRATEGY	IB	5,244,076

EQ/MODERATE-PLUS ALLOCATION	B	113,245,976

EQ/MONEY MARKET	IA	38,486,943
EQ/MONEY MARKET	IB	30,799,327

EQ/OPPENHEIMER GLOBAL	IB	10,908,558

EQ/PIMCO GLOBAL REAL RETURN	IB	4,711,232

EQ/PIMCO ULTRA SHORT BOND	IA	10,966
EQ/PIMCO ULTRA SHORT BOND	IB	7,657,569

EQ/QUALITY BOND PLUS	IA	6,273,852
EQ/QUALITY BOND PLUS	IB	2,203,130

EQ/SMALL COMPANY INDEX	IB	31,786,583

EQ/T. ROWE PRICE GROWTH STOCK	IB	16,180,866

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	4,195,636

EQ/UBS GROWTH & INCOME	IB	4,278,012

EQ/WELLINGTON ENERGY	IB	10,761,545

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	755,760

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	2,182,646

INVESCO OPPENHEIMER V.I. MAIN STREET FUND	SERIES II	324,815

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	2,400,588

INVESCO V.I. HIGH YIELD FUND	SERIES II	9,354,236

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	2,101,492

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	660,095

IVY VIP HIGH INCOME	CLASS II	78,958,918

IVY VIP SMALL CAP GROWTH	CLASS II	4,790,132

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	707,850

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	1,548,134

MULTIMANAGER AGGRESSIVE EQUITY	IA	10,184,716
MULTIMANAGER AGGRESSIVE EQUITY	IB	486,741

MULTIMANAGER CORE BOND	IB	11,219,972

MULTIMANAGER MID CAP GROWTH	IB	9,029,370

MULTIMANAGER MID CAP VALUE	IB	3,393,756

MULTIMANAGER TECHNOLOGY	IB	8,417,669

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	1,389,141

TARGET 2015 ALLOCATION	B	2,179,160

TARGET 2025 ALLOCATION	B	7,898,427

TARGET 2035 ALLOCATION	B	9,092,343

TARGET 2045 ALLOCATION	B	7,607,437

TARGET 2055 ALLOCATION	B	2,118,071

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	4,649,343

The accompanying notes are an integral part of these financial statements.

FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class **	Portfolio Shares Held
VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	1,129,337

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	1.20%	IB	$115.76	—
1290 VT CONVERTIBLE SECURITIES	1.25%	IB	$115.69	2

1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.50%	IB	$134.93	1
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.70%	IB	$133.13	—
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.80%	IB	$132.24	—
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.90%	IB	$131.36	3
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.95%	IB	$130.92	3
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.00%	IB	$130.48	—
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.10%	IB	$129.61	1
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.20%	IB	$128.74	59
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.25%	IB	$128.31	10
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.34%	IB	$127.53	30
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.45%	IB	$126.59	—

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.50%	IB	$112.11	8
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.70%	IB	$111.07	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.80%	IB	$110.55	4
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.90%	IB	$110.04	6
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.00%	IB	$109.53	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.10%	IB	$109.01	3
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.20%	IB	$108.50	89
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	IB	$108.25	12

1290 VT EQUITY INCOME	0.50%	IB	$262.74	28
1290 VT EQUITY INCOME	0.70%	IB	$254.80	3
1290 VT EQUITY INCOME	0.80%	IB	$367.51	1
1290 VT EQUITY INCOME	0.90%	IB	$247.11	20
1290 VT EQUITY INCOME	0.95%	IB	$245.22	11
1290 VT EQUITY INCOME	1.00%	IB	$243.35	—
1290 VT EQUITY INCOME	1.10%	IB	$239.63	6
1290 VT EQUITY INCOME	1.20%	IB	$235.96	118
1290 VT EQUITY INCOME	1.25%	IB	$168.54	23
1290 VT EQUITY INCOME	1.30%	IB	$189.59	3
1290 VT EQUITY INCOME	1.34%	IB	$230.93	270
1290 VT EQUITY INCOME	1.35%	IB	$230.57	—
1290 VT EQUITY INCOME	1.45%	IB	$227.03	—

1290 VT GAMCO MERGERS & ACQUISITIONS	0.50%	IB	$183.63	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.70%	IB	$178.29	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.90%	IB	$173.10	6
1290 VT GAMCO MERGERS & ACQUISITIONS	0.95%	IB	$171.82	6
1290 VT GAMCO MERGERS & ACQUISITIONS	1.10%	IB	$168.05	2
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$165.56	5

The accompanying notes are an integral part of these financial statements.

FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$132.12	11
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IB	$143.61	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	IB	$162.09	1
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	IB	$162.16	66
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$161.92	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.45%	IB	$159.53	—

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$145.12	8
1290 VT GAMCO SMALL COMPANY VALUE	0.40%	IB	$211.58	10
1290 VT GAMCO SMALL COMPANY VALUE	0.50%	IB	$425.09	20
1290 VT GAMCO SMALL COMPANY VALUE	0.70%	IB	$412.25	14
1290 VT GAMCO SMALL COMPANY VALUE	0.80%	IB	$479.41	11
1290 VT GAMCO SMALL COMPANY VALUE	0.90%	IB	$399.80	148
1290 VT GAMCO SMALL COMPANY VALUE	0.95%	IB	$396.74	27
1290 VT GAMCO SMALL COMPANY VALUE	1.00%	IB	$393.72	5
1290 VT GAMCO SMALL COMPANY VALUE	1.10%	IB	$387.70	38
1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$381.76	1,221
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$242.33	216
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IB	$285.99	7
1290 VT GAMCO SMALL COMPANY VALUE	1.34%	IB	$373.62	1,346
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$373.04	1
1290 VT GAMCO SMALL COMPANY VALUE	1.45%	IB	$367.32	1

1290 VT HIGH YIELD BOND	0.50%	IB	$128.20	3
1290 VT HIGH YIELD BOND	0.70%	IB	$126.49	1
1290 VT HIGH YIELD BOND	0.80%	IB	$125.65	1
1290 VT HIGH YIELD BOND	0.90%	IB	$124.81	4
1290 VT HIGH YIELD BOND	0.95%	IB	$124.39	3
1290 VT HIGH YIELD BOND	1.00%	IB	$123.98	—
1290 VT HIGH YIELD BOND	1.10%	IB	$123.15	3
1290 VT HIGH YIELD BOND	1.20%	IB	$122.32	98
1290 VT HIGH YIELD BOND	1.25%	IB	$121.91	22
1290 VT HIGH YIELD BOND	1.34%	IB	$121.17	41

1290 VT LOW VOLATILITY GLOBAL EQUITY	1.25%	IB	$114.17	1

1290 VT MICRO CAP	1.25%	IB	$112.13	3

1290 VT SMALL CAP VALUE	0.50%	IB	$134.23	9
1290 VT SMALL CAP VALUE	0.70%	IB	$132.98	—
1290 VT SMALL CAP VALUE	0.80%	IB	$132.36	—
1290 VT SMALL CAP VALUE	0.90%	IB	$131.75	2
1290 VT SMALL CAP VALUE	1.00%	IB	$131.13	—
1290 VT SMALL CAP VALUE	1.10%	IB	$130.52	—
1290 VT SMALL CAP VALUE	1.20%	IB	$129.91	30
1290 VT SMALL CAP VALUE	1.25%	IB	$129.60	3

1290 VT SMARTBETA EQUITY	0.50%	IB	$144.58	1
1290 VT SMARTBETA EQUITY	0.80%	IB	$142.57	1
1290 VT SMARTBETA EQUITY	0.90%	IB	$141.90	3
1290 VT SMARTBETA EQUITY	1.00%	IB	$141.24	—
1290 VT SMARTBETA EQUITY	1.10%	IB	$140.58	—
1290 VT SMARTBETA EQUITY	1.20%	IB	$139.92	30
1290 VT SMARTBETA EQUITY	1.25%	IB	$139.60	4

The accompanying notes are an integral part of these financial statements.

FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$165.75	10
1290 VT SOCIALLY RESPONSIBLE	0.40%	IB	$249.39	4
1290 VT SOCIALLY RESPONSIBLE	0.50%	IB	$213.40	1
1290 VT SOCIALLY RESPONSIBLE	0.70%	IB	$231.82	1
1290 VT SOCIALLY RESPONSIBLE	0.80%	IB	$449.73	—
1290 VT SOCIALLY RESPONSIBLE	0.90%	IB	$222.49	10
1290 VT SOCIALLY RESPONSIBLE	0.95%	IB	$282.35	2
1290 VT SOCIALLY RESPONSIBLE	1.00%	IB	$217.97	—
1290 VT SOCIALLY RESPONSIBLE	1.10%	IB	$213.52	3
1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$209.15	98
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$208.67	4
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$229.12	—
1290 VT SOCIALLY RESPONSIBLE	1.34%	IB	$203.20	188
1290 VT SOCIALLY RESPONSIBLE	1.45%	IB	$257.44	—

ALL ASSET GROWTH-ALT 20	0.50%	IB	$194.20	2
ALL ASSET GROWTH-ALT 20	0.70%	IB	$190.21	2
ALL ASSET GROWTH-ALT 20	0.80%	IB	$188.25	2
ALL ASSET GROWTH-ALT 20	0.90%	IB	$186.30	16
ALL ASSET GROWTH-ALT 20	0.95%	IB	$185.34	5
ALL ASSET GROWTH-ALT 20	1.00%	IB	$184.38	3
ALL ASSET GROWTH-ALT 20	1.10%	IB	$182.47	7
ALL ASSET GROWTH-ALT 20	1.20%	IB	$180.57	297
ALL ASSET GROWTH-ALT 20	1.25%	IB	$179.63	12
ALL ASSET GROWTH-ALT 20	1.34%	IB	$177.95	147
ALL ASSET GROWTH-ALT 20	1.45%	IB	$175.92	—

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.50%	CLASS 4	$113.24	18
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.70%	CLASS 4	$111.73	6
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.80%	CLASS 4	$110.99	4
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.90%	CLASS 4	$110.25	25
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.95%	CLASS 4	$109.88	28
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.00%	CLASS 4	$109.51	1
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.10%	CLASS 4	$108.78	16
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.20%	CLASS 4	$108.05	284
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.25%	CLASS 4	$107.69	62
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.34%	CLASS 4	$107.04	108
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.45%	CLASS 4	$106.24	—

CHARTERSM MODERATE	0.50%	B	$114.33	—
CHARTERSM MODERATE	0.80%	B	$113.41	—
CHARTERSM MODERATE	0.90%	B	$113.11	—
CHARTERSM MODERATE	1.10%	B	$112.50	—
CHARTERSM MODERATE	1.20%	B	$112.20	1
CHARTERSM MODERATE	1.25%	B	$112.05	3

CHARTERSM MULTI-SECTOR BOND	0.70%	A	$127.87	2
CHARTERSM MULTI-SECTOR BOND	0.90%	A	$163.67	21
CHARTERSM MULTI-SECTOR BOND	1.20%	A	$133.48	3
CHARTERSM MULTI-SECTOR BOND	1.34%	A	$174.49	274
CHARTERSM MULTI-SECTOR BOND	1.35%	A	$185.82	3
CHARTERSM MULTI-SECTOR BOND	1.45%	A	$101.07	—
CHARTERSM MULTI-SECTOR BOND	0.50%	B	$145.36	5
CHARTERSM MULTI-SECTOR BOND	0.70%	B	$133.74	—

The accompanying notes are an integral part of these financial statements.

FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
CHARTERSM MULTI-SECTOR BOND	0.80%	B	$136.84	—
CHARTERSM MULTI-SECTOR BOND	0.90%	B	$110.68	3
CHARTERSM MULTI-SECTOR BOND	0.95%	B	$127.06	40
CHARTERSM MULTI-SECTOR BOND	1.00%	B	$147.90	—
CHARTERSM MULTI-SECTOR BOND	1.10%	B	$123.20	13
CHARTERSM MULTI-SECTOR BOND	1.20%	B	$103.32	147
CHARTERSM MULTI-SECTOR BOND	1.25%	B	$95.99	23
CHARTERSM MULTI-SECTOR BOND	1.30%	B	$99.76	3

CHARTERSM SMALL CAP GROWTH	0.50%	B	$283.70	1
CHARTERSM SMALL CAP GROWTH	0.70%	B	$275.13	—
CHARTERSM SMALL CAP GROWTH	0.80%	B	$413.43	—
CHARTERSM SMALL CAP GROWTH	0.90%	B	$266.82	5
CHARTERSM SMALL CAP GROWTH	0.95%	B	$264.78	7
CHARTERSM SMALL CAP GROWTH	1.00%	B	$262.76	—
CHARTERSM SMALL CAP GROWTH	1.10%	B	$258.75	2
CHARTERSM SMALL CAP GROWTH	1.20%	B	$254.78	13
CHARTERSM SMALL CAP GROWTH	1.25%	B	$172.22	14
CHARTERSM SMALL CAP GROWTH	1.30%	B	$196.65	—
CHARTERSM SMALL CAP GROWTH+	1.34%	B	$247.90	9
CHARTERSM SMALL CAP GROWTH	1.34%	B	$249.35	170
CHARTERSM SMALL CAP GROWTH	1.35%	B	$248.96	—
CHARTERSM SMALL CAP GROWTH	1.45%	B	$245.14	—

CHARTERSM SMALL CAP VALUE	0.50%	B	$325.41	1
CHARTERSM SMALL CAP VALUE	0.70%	B	$332.03	1
CHARTERSM SMALL CAP VALUE	0.80%	B	$365.27	—
CHARTERSM SMALL CAP VALUE	0.90%	B	$318.68	9
CHARTERSM SMALL CAP VALUE	0.95%	B	$248.91	15
CHARTERSM SMALL CAP VALUE	1.00%	B	$312.21	—
CHARTERSM SMALL CAP VALUE	1.10%	B	$305.84	1
CHARTERSM SMALL CAP VALUE	1.20%	B	$299.59	21
CHARTERSM SMALL CAP VALUE	1.25%	B	$134.72	3
CHARTERSM SMALL CAP VALUE	1.30%	B	$146.69	—
CHARTERSM SMALL CAP VALUE+	1.34%	B	$288.80	12
CHARTERSM SMALL CAP VALUE	1.34%	B	$291.07	319
CHARTERSM SMALL CAP VALUE	1.35%	B	$290.46	—
CHARTERSM SMALL CAP VALUE	1.45%	B	$223.09	—

EQ/400 MANAGED VOLATILITY	0.40%	IB	$214.11	5
EQ/400 MANAGED VOLATILITY	0.50%	IB	$228.43	—
EQ/400 MANAGED VOLATILITY	0.70%	IB	$252.58	—
EQ/400 MANAGED VOLATILITY	0.80%	IB	$221.83	—
EQ/400 MANAGED VOLATILITY	0.90%	IB	$219.68	2
EQ/400 MANAGED VOLATILITY	0.90%	IB	$247.88	3
EQ/400 MANAGED VOLATILITY	0.95%	IB	$246.72	1
EQ/400 MANAGED VOLATILITY	1.00%	IB	$217.55	—
EQ/400 MANAGED VOLATILITY	1.10%	IB	$215.42	7
EQ/400 MANAGED VOLATILITY	1.20%	IB	$213.31	41
EQ/400 MANAGED VOLATILITY	1.20%	IB	$240.96	—
EQ/400 MANAGED VOLATILITY	1.25%	IB	$239.83	3
EQ/400 MANAGED VOLATILITY	1.34%	IB	$237.80	29
EQ/400 MANAGED VOLATILITY	1.45%	IB	$178.32	—

The accompanying notes are an integral part of these financial statements.

FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/500 MANAGED VOLATILITY	0.50%	IB	$265.02	2
EQ/500 MANAGED VOLATILITY	0.70%	IB	$259.89	—
EQ/500 MANAGED VOLATILITY	0.70%	IB	$290.24	—
EQ/500 MANAGED VOLATILITY	0.80%	IB	$257.37	—
EQ/500 MANAGED VOLATILITY	0.90%	IB	$254.87	4
EQ/500 MANAGED VOLATILITY	0.90%	IB	$284.84	4
EQ/500 MANAGED VOLATILITY	0.95%	IB	$283.50	1
EQ/500 MANAGED VOLATILITY	1.00%	IB	$252.39	—
EQ/500 MANAGED VOLATILITY	1.10%	IB	$249.93	9
EQ/500 MANAGED VOLATILITY	1.20%	IB	$247.48	62
EQ/500 MANAGED VOLATILITY	1.20%	IB	$276.89	3
EQ/500 MANAGED VOLATILITY	1.25%	IB	$275.59	10
EQ/500 MANAGED VOLATILITY	1.34%	IB	$273.26	43

EQ/2000 MANAGED VOLATILITY	0.50%	IB	$212.31	2
EQ/2000 MANAGED VOLATILITY	0.70%	IB	$208.20	—
EQ/2000 MANAGED VOLATILITY	0.70%	IB	$245.37	—
EQ/2000 MANAGED VOLATILITY	0.80%	IB	$206.18	—
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$204.17	1
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$240.80	2
EQ/2000 MANAGED VOLATILITY	0.95%	IB	$239.67	1
EQ/2000 MANAGED VOLATILITY	1.00%	IB	$202.19	—
EQ/2000 MANAGED VOLATILITY	1.10%	IB	$200.22	1
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$198.26	23
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$234.08	—
EQ/2000 MANAGED VOLATILITY	1.25%	IB	$232.99	2
EQ/2000 MANAGED VOLATILITY	1.34%	IB	$231.01	14

EQ/AB DYNAMIC MODERATE GROWTH	0.50%	IB	$154.86	—
EQ/AB DYNAMIC MODERATE GROWTH	0.70%	IB	$152.50	1
EQ/AB DYNAMIC MODERATE GROWTH	0.80%	IB	$151.33	2
EQ/AB DYNAMIC MODERATE GROWTH	0.90%	IB	$150.17	4
EQ/AB DYNAMIC MODERATE GROWTH	0.95%	IB	$149.59	2
EQ/AB DYNAMIC MODERATE GROWTH	1.00%	IB	$149.02	2
EQ/AB DYNAMIC MODERATE GROWTH	1.10%	IB	$147.87	9
EQ/AB DYNAMIC MODERATE GROWTH	1.20%	IB	$146.73	70
EQ/AB DYNAMIC MODERATE GROWTH	1.25%	IB	$146.16	16
EQ/AB DYNAMIC MODERATE GROWTH	1.34%	IB	$145.15	24

EQ/AB SMALL CAP GROWTH	0.70%	IA	$430.75	4
EQ/AB SMALL CAP GROWTH	0.90%	IA	$529.86	18
EQ/AB SMALL CAP GROWTH	1.20%	IA	$494.64	8
EQ/AB SMALL CAP GROWTH	1.34%	IA	$479.01	631
EQ/AB SMALL CAP GROWTH	1.35%	IA	$477.90	3
EQ/AB SMALL CAP GROWTH	1.45%	IA	$343.05	1
EQ/AB SMALL CAP GROWTH	0.50%	IB	$285.43	24
EQ/AB SMALL CAP GROWTH	0.70%	IB	$462.72	—
EQ/AB SMALL CAP GROWTH	0.80%	IB	$506.24	2
EQ/AB SMALL CAP GROWTH	0.90%	IB	$374.73	5
EQ/AB SMALL CAP GROWTH	0.95%	IB	$439.59	26
EQ/AB SMALL CAP GROWTH	1.00%	IB	$474.78	—
EQ/AB SMALL CAP GROWTH	1.10%	IB	$426.25	5
EQ/AB SMALL CAP GROWTH	1.20%	IB	$350.28	179

The accompanying notes are an integral part of these financial statements.

FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AB SMALL CAP GROWTH	1.25%	IB	$221.60	69
EQ/AB SMALL CAP GROWTH	1.30%	IB	$265.33	3

EQ/AGGRESSIVE ALLOCATION	0.50%	B	$270.19	46
EQ/AGGRESSIVE ALLOCATION	0.70%	B	$261.49	10
EQ/AGGRESSIVE ALLOCATION	0.80%	B	$314.85	8
EQ/AGGRESSIVE ALLOCATION	0.90%	B	$253.07	327
EQ/AGGRESSIVE ALLOCATION	0.95%	B	$251.01	63
EQ/AGGRESSIVE ALLOCATION	1.00%	B	$248.96	4
EQ/AGGRESSIVE ALLOCATION	1.10%	B	$244.90	87
EQ/AGGRESSIVE ALLOCATION	1.20%	B	$240.90	1,145
EQ/AGGRESSIVE ALLOCATION	1.25%	B	$147.81	36
EQ/AGGRESSIVE ALLOCATION	1.30%	B	$165.99	8
EQ/AGGRESSIVE ALLOCATION	1.34%	B	$235.42	1,579
EQ/AGGRESSIVE ALLOCATION	1.35%	B	$235.03	1
EQ/AGGRESSIVE ALLOCATION	1.45%	B	$231.18	1

EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$151.54	8
EQ/AMERICAN CENTURY MID CAP VALUE	0.50%	IB	$266.88	26
EQ/AMERICAN CENTURY MID CAP VALUE	0.70%	IB	$261.71	—
EQ/AMERICAN CENTURY MID CAP VALUE	0.80%	IB	$259.17	11
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$256.65	9
EQ/AMERICAN CENTURY MID CAP VALUE	1.00%	IB	$254.16	—
EQ/AMERICAN CENTURY MID CAP VALUE	1.10%	IB	$251.68	4
EQ/AMERICAN CENTURY MID CAP VALUE	1.20%	IB	$249.22	422
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	IB	$113.54	6

EQ/BALANCED STRATEGY	1.25%	IA	$161.30	—
EQ/BALANCED STRATEGY	0.50%	IB	$152.52	33
EQ/BALANCED STRATEGY	0.70%	IB	$150.19	1
EQ/BALANCED STRATEGY	0.80%	IB	$149.04	—
EQ/BALANCED STRATEGY	0.90%	IB	$147.89	8
EQ/BALANCED STRATEGY	0.95%	IB	$147.32	2
EQ/BALANCED STRATEGY	1.00%	IB	$146.76	1
EQ/BALANCED STRATEGY	1.10%	IB	$145.63	8
EQ/BALANCED STRATEGY	1.20%	IB	$144.50	106
EQ/BALANCED STRATEGY	1.25%	IB	$143.95	44
EQ/BALANCED STRATEGY	1.25%	IB	$172.76	82
EQ/BALANCED STRATEGY	1.30%	IB	$171.85	456
EQ/BALANCED STRATEGY	1.34%	IB	$142.95	79
EQ/BALANCED STRATEGY	1.45%	IB	$141.73	—

EQ/BLACKROCK BASIC VALUE EQUITY	0.50%	IB	$312.63	16
EQ/BLACKROCK BASIC VALUE EQUITY	0.70%	IB	$382.57	10
EQ/BLACKROCK BASIC VALUE EQUITY	0.80%	IB	$355.68	6
EQ/BLACKROCK BASIC VALUE EQUITY	0.90%	IB	$357.95	16
EQ/BLACKROCK BASIC VALUE EQUITY	0.90%	IB	$366.38	83
EQ/BLACKROCK BASIC VALUE EQUITY	0.95%	IB	$302.80	42
EQ/BLACKROCK BASIC VALUE EQUITY	1.00%	IB	$358.54	2
EQ/BLACKROCK BASIC VALUE EQUITY	1.10%	IB	$350.83	23
EQ/BLACKROCK BASIC VALUE EQUITY	1.20%	IB	$340.67	772
EQ/BLACKROCK BASIC VALUE EQUITY	1.20%	IB	$343.27	75
EQ/BLACKROCK BASIC VALUE EQUITY	1.25%	IB	$165.45	205
EQ/BLACKROCK BASIC VALUE EQUITY	1.30%	IB	$186.99	5

The accompanying notes are an integral part of these financial statements.

FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/BLACKROCK BASIC VALUE EQUITY	1.34%	IB	$431.20	1,018
EQ/BLACKROCK BASIC VALUE EQUITY	1.35%	IB	$332.25	1
EQ/BLACKROCK BASIC VALUE EQUITY	1.45%	IB	$322.66	1

EQ/CAPITAL GUARDIAN RESEARCH	0.70%	IB	$366.64	2
EQ/CAPITAL GUARDIAN RESEARCH	0.90%	IB	$351.90	12
EQ/CAPITAL GUARDIAN RESEARCH	0.95%	IB	$348.31	22
EQ/CAPITAL GUARDIAN RESEARCH	1.10%	IB	$337.73	2
EQ/CAPITAL GUARDIAN RESEARCH	1.20%	IB	$330.82	94
EQ/CAPITAL GUARDIAN RESEARCH	1.25%	IB	$231.19	184
EQ/CAPITAL GUARDIAN RESEARCH	1.30%	IB	$251.63	—
EQ/CAPITAL GUARDIAN RESEARCH	1.34%	IB	$321.42	496
EQ/CAPITAL GUARDIAN RESEARCH	1.35%	IB	$320.75	1
EQ/CAPITAL GUARDIAN RESEARCH	1.45%	IB	$314.19	1

EQ/CLEARBRIDGE LARGE CAP GROWTH	0.70%	IB	$308.21	6
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.90%	IB	$295.83	24
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.95%	IB	$292.80	21
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.10%	IB	$283.91	12
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.20%	IB	$278.10	43
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.25%	IB	$281.02	34
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.30%	IB	$320.76	1
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.34%	IB	$270.20	450
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.35%	IB	$269.63	—
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.45%	IB	$264.12	—

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.50%	IB	$207.85	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.70%	IB	$202.35	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.80%	IB	$352.28	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.90%	IB	$196.99	6
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.95%	IB	$195.67	4
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.00%	IB	$194.37	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.10%	IB	$191.77	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.20%	IB	$189.20	19
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IB	$161.28	3
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$180.96	6
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.34%	IB	$185.66	113
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.45%	IB	$182.92	—

EQ/COMMON STOCK INDEX	0.70%	IA	$362.51	18
EQ/COMMON STOCK INDEX+	0.74%	IA	$1,190.17	23
EQ/COMMON STOCK INDEX+	0.74%	IA	$1,289.20	11
EQ/COMMON STOCK INDEX	0.90%	IA	$502.50	41
EQ/COMMON STOCK INDEX	1.20%	IA	$400.85	15
EQ/COMMON STOCK INDEX	1.35%	IA	$606.76	618
EQ/COMMON STOCK INDEX	1.35%	IA	$633.97	9
EQ/COMMON STOCK INDEX+	1.40%	IA	$806.57	2,208
EQ/COMMON STOCK INDEX	1.45%	IA	$241.62	9
EQ/COMMON STOCK INDEX	0.40%	IB	$242.81	10
EQ/COMMON STOCK INDEX	0.50%	IB	$235.39	4
EQ/COMMON STOCK INDEX	0.70%	IB	$238.90	—
EQ/COMMON STOCK INDEX	0.80%	IB	$462.12	1
EQ/COMMON STOCK INDEX	0.90%	IB	$240.16	10
EQ/COMMON STOCK INDEX	0.90%	IB	$268.76	37

The accompanying notes are an integral part of these financial statements.

FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/COMMON STOCK INDEX	0.95%	IB	$226.96	104
EQ/COMMON STOCK INDEX	1.00%	IB	$388.82	—
EQ/COMMON STOCK INDEX	1.10%	IB	$220.07	18
EQ/COMMON STOCK INDEX	1.20%	IB	$246.68	578
EQ/COMMON STOCK INDEX	1.25%	IB	$194.38	191
EQ/COMMON STOCK INDEX	1.30%	IB	$216.23	9

EQ/CONSERVATIVE ALLOCATION	0.50%	B	$160.07	10
EQ/CONSERVATIVE ALLOCATION	0.70%	B	$154.91	3
EQ/CONSERVATIVE ALLOCATION	0.80%	B	$149.55	—
EQ/CONSERVATIVE ALLOCATION	0.90%	B	$149.92	50
EQ/CONSERVATIVE ALLOCATION	0.95%	B	$148.70	36
EQ/CONSERVATIVE ALLOCATION	1.00%	B	$147.49	—
EQ/CONSERVATIVE ALLOCATION	1.10%	B	$145.08	25
EQ/CONSERVATIVE ALLOCATION	1.20%	B	$142.71	228
EQ/CONSERVATIVE ALLOCATION	1.25%	B	$122.53	141
EQ/CONSERVATIVE ALLOCATION	1.30%	B	$125.77	9
EQ/CONSERVATIVE ALLOCATION	1.34%	B	$139.47	239
EQ/CONSERVATIVE ALLOCATION	1.45%	B	$136.96	—

EQ/CONSERVATIVE GROWTH STRATEGY	0.50%	IB	$141.48	13
EQ/CONSERVATIVE GROWTH STRATEGY	0.70%	IB	$139.32	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.80%	IB	$138.25	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.90%	IB	$137.19	3
EQ/CONSERVATIVE GROWTH STRATEGY	0.95%	IB	$136.66	4
EQ/CONSERVATIVE GROWTH STRATEGY	1.00%	IB	$136.14	1
EQ/CONSERVATIVE GROWTH STRATEGY	1.10%	IB	$135.09	5
EQ/CONSERVATIVE GROWTH STRATEGY	1.20%	IB	$134.04	54
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	IB	$133.53	76
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	IB	$157.84	17
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$157.01	40
EQ/CONSERVATIVE GROWTH STRATEGY	1.34%	IB	$132.60	41

EQ/CONSERVATIVE STRATEGY	0.50%	IB	$121.13	13
EQ/CONSERVATIVE STRATEGY	0.70%	IB	$119.27	—
EQ/CONSERVATIVE STRATEGY	0.80%	IB	$118.36	—
EQ/CONSERVATIVE STRATEGY	0.90%	IB	$117.45	2
EQ/CONSERVATIVE STRATEGY	0.95%	IB	$117.00	2
EQ/CONSERVATIVE STRATEGY	1.10%	IB	$115.65	3
EQ/CONSERVATIVE STRATEGY	1.20%	IB	$114.76	21
EQ/CONSERVATIVE STRATEGY	1.25%	IB	$114.32	9
EQ/CONSERVATIVE STRATEGY	1.25%	IB	$129.28	6
EQ/CONSERVATIVE STRATEGY	1.30%	IB	$128.60	19
EQ/CONSERVATIVE STRATEGY	1.34%	IB	$113.53	15

EQ/CONSERVATIVE-PLUS ALLOCATION	0.50%	B	$185.57	27
EQ/CONSERVATIVE-PLUS ALLOCATION	0.70%	B	$179.59	6
EQ/CONSERVATIVE-PLUS ALLOCATION	0.80%	B	$186.29	3
EQ/CONSERVATIVE-PLUS ALLOCATION	0.90%	B	$173.81	129
EQ/CONSERVATIVE-PLUS ALLOCATION	0.95%	B	$172.39	25
EQ/CONSERVATIVE-PLUS ALLOCATION	1.00%	B	$170.99	1
EQ/CONSERVATIVE-PLUS ALLOCATION	1.10%	B	$168.20	39
EQ/CONSERVATIVE-PLUS ALLOCATION	1.20%	B	$165.45	526
EQ/CONSERVATIVE-PLUS ALLOCATION	1.25%	B	$130.94	130

The accompanying notes are an integral part of these financial statements.

FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CONSERVATIVE-PLUS ALLOCATION	1.30%	B	$137.64	11
EQ/CONSERVATIVE-PLUS ALLOCATION	1.34%	B	$161.69	466
EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	B	$161.42	—
EQ/CONSERVATIVE-PLUS ALLOCATION	1.45%	B	$158.78	—

EQ/CORE BOND INDEX	0.40%	IB	$108.99	9
EQ/CORE BOND INDEX	0.50%	IB	$138.84	7
EQ/CORE BOND INDEX	0.70%	IB	$133.87	6
EQ/CORE BOND INDEX	0.80%	IB	$122.80	2
EQ/CORE BOND INDEX	0.90%	IB	$129.09	49
EQ/CORE BOND INDEX	0.95%	IB	$127.92	61
EQ/CORE BOND INDEX	1.00%	IB	$126.76	—
EQ/CORE BOND INDEX	1.10%	IB	$124.46	17
EQ/CORE BOND INDEX	1.20%	IB	$122.20	310
EQ/CORE BOND INDEX	1.25%	IB	$104.21	44
EQ/CORE BOND INDEX	1.30%	IB	$104.02	3
EQ/CORE BOND INDEX	1.34%	IB	$119.11	510
EQ/CORE BOND INDEX	1.35%	IB	$118.89	—
EQ/CORE BOND INDEX	1.45%	IB	$116.73	—

EQ/EMERGING MARKETS EQUITY PLUS	0.50%	IB	$107.48	3
EQ/EMERGING MARKETS EQUITY PLUS	0.70%	IB	$106.05	2
EQ/EMERGING MARKETS EQUITY PLUS	0.80%	IB	$105.34	2
EQ/EMERGING MARKETS EQUITY PLUS	0.90%	IB	$104.64	4
EQ/EMERGING MARKETS EQUITY PLUS	0.95%	IB	$104.29	1
EQ/EMERGING MARKETS EQUITY PLUS	1.00%	IB	$103.94	—
EQ/EMERGING MARKETS EQUITY PLUS	1.10%	IB	$103.24	3
EQ/EMERGING MARKETS EQUITY PLUS	1.20%	IB	$102.55	86
EQ/EMERGING MARKETS EQUITY PLUS	1.25%	IB	$102.21	15
EQ/EMERGING MARKETS EQUITY PLUS	1.34%	IB	$101.59	60
EQ/EMERGING MARKETS EQUITY PLUS	1.45%	IB	$100.84	—

EQ/EQUITY 500 INDEX	0.70%	IA	$406.71	22
EQ/EQUITY 500 INDEX	0.90%	IA	$564.46	113
EQ/EQUITY 500 INDEX	1.20%	IA	$451.21	34
EQ/EQUITY 500 INDEX	1.34%	IA	$732.20	1,677
EQ/EQUITY 500 INDEX	1.35%	IA	$730.29	5
EQ/EQUITY 500 INDEX	1.45%	IA	$273.41	4
EQ/EQUITY 500 INDEX	0.40%	IB	$246.54	44
EQ/EQUITY 500 INDEX	0.50%	IB	$268.62	29
EQ/EQUITY 500 INDEX	0.70%	IB	$266.67	—
EQ/EQUITY 500 INDEX	0.80%	IB	$462.19	8
EQ/EQUITY 500 INDEX	0.90%	IB	$302.85	53
EQ/EQUITY 500 INDEX	0.95%	IB	$253.35	80
EQ/EQUITY 500 INDEX	1.00%	IB	$382.06	6
EQ/EQUITY 500 INDEX	1.10%	IB	$245.66	70
EQ/EQUITY 500 INDEX	1.20%	IB	$279.08	2,218
EQ/EQUITY 500 INDEX	1.25%	IB	$216.03	331
EQ/EQUITY 500 INDEX	1.30%	IB	$241.57	13
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.50%	IB	$264.58	15
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.70%	IB	$259.46	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.70%	IB	$287.72	4
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.80%	IB	$256.94	10

The accompanying notes are an integral part of these financial statements.

FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$254.45	31
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$282.37	63
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.95%	IB	$281.04	11
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.00%	IB	$251.97	8
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.10%	IB	$249.52	24
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$247.08	1,037
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$274.49	22
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.25%	IB	$273.20	190
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.34%	IB	$270.89	535
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.45%	IB	$213.76	—

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.40%	IB	$158.79	1
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.50%	IB	$176.34	9
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.70%	IB	$171.67	1
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.80%	IB	$261.45	1
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.90%	IB	$167.13	17
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.95%	IB	$166.01	20
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.00%	IB	$164.90	—
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.10%	IB	$162.70	14
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.20%	IB	$160.51	115
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.25%	IB	$146.80	50
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.30%	IB	$156.16	6
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.34%	IB	$157.52	335
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.45%	IB	$155.19	—

EQ/FRANKLIN RISING DIVIDENDS	1.20%	IB	$118.64	14
EQ/FRANKLIN RISING DIVIDENDS	1.25%	IB	$118.57	79

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.50%	IB	$207.30	5
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.70%	IB	$201.81	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.80%	IB	$412.46	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.90%	IB	$196.47	2
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.95%	IB	$195.16	3
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.00%	IB	$193.86	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.10%	IB	$191.26	1
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.20%	IB	$188.70	20
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.25%	IB	$156.92	4
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$177.90	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.34%	IB	$185.17	73

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.50%	IB	$156.96	10
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.70%	IB	$153.02	1
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.80%	IB	$291.26	2
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.90%	IB	$149.17	14
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.95%	IB	$148.23	16
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.00%	IB	$284.94	—
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.10%	IB	$163.49	14

The accompanying notes are an integral part of these financial statements.

FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.20%	IB	$143.57	131
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.25%	IB	$141.40	27
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.30%	IB	$142.14	9
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.34%	IB	$141.02	303

EQ/GLOBAL BOND PLUS	0.50%	IB	$134.02	3
EQ/GLOBAL BOND PLUS	0.70%	IB	$130.23	3
EQ/GLOBAL BOND PLUS	0.80%	IB	$120.01	—
EQ/GLOBAL BOND PLUS	0.90%	IB	$126.55	27
EQ/GLOBAL BOND PLUS	0.95%	IB	$125.64	23
EQ/GLOBAL BOND PLUS	1.00%	IB	$124.74	—
EQ/GLOBAL BOND PLUS	1.10%	IB	$122.96	19
EQ/GLOBAL BOND PLUS	1.20%	IB	$121.20	89
EQ/GLOBAL BOND PLUS	1.25%	IB	$121.05	33
EQ/GLOBAL BOND PLUS	1.30%	IB	$122.37	2
EQ/GLOBAL BOND PLUS	1.34%	IB	$118.78	205
EQ/GLOBAL BOND PLUS	1.35%	IB	$118.61	—
EQ/GLOBAL BOND PLUS	1.45%	IB	$116.90	—

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.50%	IB	$412.32	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.70%	IB	$304.10	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.70%	IB	$497.01	4
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$305.24	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$475.96	40
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$564.54	5
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$415.16	25
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.00%	IB	$465.78	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.10%	IB	$455.76	8
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$421.12	132
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$445.94	28
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$126.85	32
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$173.17	2
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$286.81	933
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$463.88	17
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$431.63	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.45%	IB	$398.85	—

EQ/GOLDMAN SACHS MID CAP VALUE	0.50%	IB	$227.33	5
EQ/GOLDMAN SACHS MID CAP VALUE	0.70%	IB	$192.34	2
EQ/GOLDMAN SACHS MID CAP VALUE	0.70%	IB	$222.93	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.80%	IB	$220.77	1
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$189.02	13
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$218.62	4
EQ/GOLDMAN SACHS MID CAP VALUE	0.95%	IB	$188.20	3
EQ/GOLDMAN SACHS MID CAP VALUE	1.00%	IB	$216.50	1
EQ/GOLDMAN SACHS MID CAP VALUE	1.10%	IB	$214.39	4
EQ/GOLDMAN SACHS MID CAP VALUE	1.20%	IB	$184.13	2
EQ/GOLDMAN SACHS MID CAP VALUE	1.20%	IB	$212.29	118
EQ/GOLDMAN SACHS MID CAP VALUE	1.25%	IB	$183.33	47

The accompanying notes are an integral part of these financial statements.

FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/GOLDMAN SACHS MID CAP VALUE	1.34%	IB	$181.89	130
EQ/GOLDMAN SACHS MID CAP VALUE	1.45%	IB	$180.14	—

EQ/GROWTH STRATEGY	1.10%	IA	$193.53	6
EQ/GROWTH STRATEGY	1.25%	IA	$190.52	2

EQ/INTERMEDIATE GOVERNMENT BOND	0.70%	IA	$169.61	3
EQ/INTERMEDIATE GOVERNMENT BOND+	0.74%	IA	$98.73	7
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IA	$178.45	5
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IA	$158.41	1
EQ/INTERMEDIATE GOVERNMENT BOND	1.34%	IA	$173.56	205
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IA	$167.05	2
EQ/INTERMEDIATE GOVERNMENT BOND	1.45%	IA	$138.49	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$105.00	5
EQ/INTERMEDIATE GOVERNMENT BOND	0.50%	IB	$152.78	2
EQ/INTERMEDIATE GOVERNMENT BOND	0.80%	IB	$108.07	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IB	$150.75	3
EQ/INTERMEDIATE GOVERNMENT BOND	0.95%	IB	$146.41	20
EQ/INTERMEDIATE GOVERNMENT BOND	1.00%	IB	$117.78	—
EQ/INTERMEDIATE GOVERNMENT BOND	1.10%	IB	$141.97	9
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$141.37	20
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$107.72	28
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$107.83	1

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.40%	IB	$113.43	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.50%	IB	$150.34	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.70%	IB	$162.90	4
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.80%	IB	$220.26	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.90%	IB	$156.35	55
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.95%	IB	$190.12	27
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.00%	IB	$153.18	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.10%	IB	$150.05	11
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.20%	IB	$146.98	317
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.25%	IB	$96.06	17
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$111.01	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.34%	IB	$142.80	732
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.45%	IB	$173.50	—

EQ/INTERNATIONAL EQUITY INDEX	0.70%	IA	$168.03	7
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IA	$176.46	79
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IA	$150.51	11
EQ/INTERNATIONAL EQUITY INDEX	1.34%	IA	$164.92	1,920
EQ/INTERNATIONAL EQUITY INDEX	1.35%	IA	$164.51	8
EQ/INTERNATIONAL EQUITY INDEX	1.45%	IA	$127.27	2
EQ/INTERNATIONAL EQUITY INDEX	0.40%	IB	$154.24	10
EQ/INTERNATIONAL EQUITY INDEX	0.50%	IB	$142.75	8
EQ/INTERNATIONAL EQUITY INDEX	0.80%	IB	$233.09	1
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IB	$143.39	22
EQ/INTERNATIONAL EQUITY INDEX	0.95%	IB	$136.95	63
EQ/INTERNATIONAL EQUITY INDEX	1.00%	IB	$207.40	1
EQ/INTERNATIONAL EQUITY INDEX	1.10%	IB	$132.79	19
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$129.77	156
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$80.51	57
EQ/INTERNATIONAL EQUITY INDEX	1.30%	IB	$97.02	6

The accompanying notes are an integral part of these financial statements.

FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/INTERNATIONAL MANAGED VOLATILITY	0.50%	IB	$139.63	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.70%	IB	$146.37	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.80%	IB	$135.60	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$134.28	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$143.65	7
EQ/INTERNATIONAL MANAGED VOLATILITY	0.95%	IB	$142.97	1
EQ/INTERNATIONAL MANAGED VOLATILITY	1.00%	IB	$132.97	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.10%	IB	$131.68	1
EQ/INTERNATIONAL MANAGED VOLATILITY	1.20%	IB	$130.39	59
EQ/INTERNATIONAL MANAGED VOLATILITY	1.20%	IB	$139.64	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.25%	IB	$138.98	2
EQ/INTERNATIONAL MANAGED VOLATILITY	1.34%	IB	$137.80	35

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.40%	IB	$145.32	35
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.50%	IB	$145.35	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.70%	IB	$173.42	3
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.80%	IB	$215.60	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.90%	IB	$166.45	46
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.95%	IB	$164.75	35
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.00%	IB	$163.07	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.10%	IB	$159.74	8
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.20%	IB	$156.47	98
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.25%	IB	$89.64	16
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IB	$103.24	3
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.34%	IB	$152.03	913
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$151.71	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.45%	IB	$162.71	—

EQ/INVESCO COMSTOCK	0.50%	IB	$250.25	4
EQ/INVESCO COMSTOCK	0.70%	IB	$242.96	1
EQ/INVESCO COMSTOCK	0.80%	IB	$404.73	1
EQ/INVESCO COMSTOCK	0.90%	IB	$235.89	28
EQ/INVESCO COMSTOCK	0.95%	IB	$234.15	16
EQ/INVESCO COMSTOCK	1.00%	IB	$232.43	—
EQ/INVESCO COMSTOCK	1.10%	IB	$229.00	14
EQ/INVESCO COMSTOCK	1.20%	IB	$225.62	145
EQ/INVESCO COMSTOCK	1.25%	IB	$176.25	22
EQ/INVESCO COMSTOCK	1.30%	IB	$192.05	1
EQ/INVESCO COMSTOCK	1.34%	IB	$220.98	336
EQ/INVESCO COMSTOCK	1.35%	IB	$220.65	—
EQ/INVESCO COMSTOCK	1.45%	IB	$217.39	—

EQ/INVESCO GLOBAL REAL ESTATE	0.50%	IB	$192.18	28
EQ/INVESCO GLOBAL REAL ESTATE	0.70%	IB	$185.84	2
EQ/INVESCO GLOBAL REAL ESTATE	0.70%	IB	$188.47	—
EQ/INVESCO GLOBAL REAL ESTATE	0.80%	IB	$186.63	6
EQ/INVESCO GLOBAL REAL ESTATE	0.90%	IB	$182.38	34
EQ/INVESCO GLOBAL REAL ESTATE	0.90%	IB	$184.82	7
EQ/INVESCO GLOBAL REAL ESTATE	0.95%	IB	$181.52	7
EQ/INVESCO GLOBAL REAL ESTATE	1.00%	IB	$183.03	1
EQ/INVESCO GLOBAL REAL ESTATE	1.10%	IB	$181.24	9
EQ/INVESCO GLOBAL REAL ESTATE	1.20%	IB	$177.29	7
EQ/INVESCO GLOBAL REAL ESTATE	1.20%	IB	$179.47	244

The accompanying notes are an integral part of these financial statements.

FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INVESCO GLOBAL REAL ESTATE	1.25%	IB	$176.46	29
EQ/INVESCO GLOBAL REAL ESTATE	1.34%	IB	$174.96	199
EQ/INVESCO GLOBAL REAL ESTATE	1.45%	IB	$151.15	—

EQ/INVESCO INTERNATIONAL GROWTH	0.50%	IB	$173.55	17
EQ/INVESCO INTERNATIONAL GROWTH	0.70%	IB	$146.17	5
EQ/INVESCO INTERNATIONAL GROWTH	0.80%	IB	$168.54	7
EQ/INVESCO INTERNATIONAL GROWTH	0.90%	IB	$143.65	23
EQ/INVESCO INTERNATIONAL GROWTH	0.90%	IB	$166.90	8
EQ/INVESCO INTERNATIONAL GROWTH	0.95%	IB	$143.02	5
EQ/INVESCO INTERNATIONAL GROWTH	1.00%	IB	$165.28	1
EQ/INVESCO INTERNATIONAL GROWTH	1.10%	IB	$163.67	5
EQ/INVESCO INTERNATIONAL GROWTH	1.20%	IB	$139.93	4
EQ/INVESCO INTERNATIONAL GROWTH	1.20%	IB	$162.06	344
EQ/INVESCO INTERNATIONAL GROWTH	1.25%	IB	$139.32	18
EQ/INVESCO INTERNATIONAL GROWTH	1.34%	IB	$138.23	193
EQ/INVESCO INTERNATIONAL GROWTH	1.45%	IB	$136.90	—

EQ/JANUS ENTERPRISE	0.40%	IB	$213.26	6
EQ/JANUS ENTERPRISE	0.50%	IB	$363.43	4
EQ/JANUS ENTERPRISE	0.70%	IB	$352.85	6
EQ/JANUS ENTERPRISE	0.80%	IB	$438.12	2
EQ/JANUS ENTERPRISE	0.90%	IB	$342.58	77
EQ/JANUS ENTERPRISE	0.95%	IB	$340.05	12
EQ/JANUS ENTERPRISE	1.00%	IB	$337.55	2
EQ/JANUS ENTERPRISE	1.10%	IB	$332.58	17
EQ/JANUS ENTERPRISE	1.20%	IB	$327.67	465
EQ/JANUS ENTERPRISE	1.25%	IB	$212.92	163
EQ/JANUS ENTERPRISE	1.30%	IB	$251.45	3
EQ/JANUS ENTERPRISE	1.34%	IB	$320.93	543
EQ/JANUS ENTERPRISE	1.35%	IB	$320.45	1
EQ/JANUS ENTERPRISE	1.45%	IB	$315.72	—

EQ/JPMORGAN VALUE OPPORTUNITIES	0.40%	IB	$238.22	3
EQ/JPMORGAN VALUE OPPORTUNITIES	0.50%	IB	$287.28	23
EQ/JPMORGAN VALUE OPPORTUNITIES	0.70%	IB	$279.93	3
EQ/JPMORGAN VALUE OPPORTUNITIES	0.80%	IB	$421.89	8
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$265.14	6
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$268.08	35
EQ/JPMORGAN VALUE OPPORTUNITIES	0.95%	IB	$246.49	10
EQ/JPMORGAN VALUE OPPORTUNITIES	1.00%	IB	$262.34	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.10%	IB	$256.70	10
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	IB	$248.52	225
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	IB	$251.17	41
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	IB	$178.64	76
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$200.52	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.34%	IB	$307.42	310
EQ/JPMORGAN VALUE OPPORTUNITIES	1.35%	IB	$243.11	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.45%	IB	$235.37	—

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.50%	IB	$240.35	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.70%	IB	$245.12	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.80%	IB	$413.89	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.90%	IB	$235.27	6

The accompanying notes are an integral part of these financial statements.

FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.95%	IB	$232.87	7
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.10%	IB	$225.79	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.20%	IB	$221.17	32
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.25%	IB	$197.15	6
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$214.93	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.34%	IB	$214.89	111
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.45%	IB	$210.05	—

EQ/LARGE CAP GROWTH INDEX	0.50%	IB	$236.70	4
EQ/LARGE CAP GROWTH INDEX	0.70%	IB	$252.35	4
EQ/LARGE CAP GROWTH INDEX	0.80%	IB	$534.71	4
EQ/LARGE CAP GROWTH INDEX	0.90%	IB	$242.21	81
EQ/LARGE CAP GROWTH INDEX	0.95%	IB	$239.73	40
EQ/LARGE CAP GROWTH INDEX	1.00%	IB	$237.29	1
EQ/LARGE CAP GROWTH INDEX	1.10%	IB	$232.45	25
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$227.70	562
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$299.95	33
EQ/LARGE CAP GROWTH INDEX	1.30%	IB	$332.60	1
EQ/LARGE CAP GROWTH INDEX	1.34%	IB	$221.22	921
EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$220.76	1
EQ/LARGE CAP GROWTH INDEX	1.45%	IB	$216.25	1

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.50%	IB	$189.06	7
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.70%	IB	$325.65	9
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.80%	IB	$480.02	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$279.23	20
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$311.86	59
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.95%	IB	$262.00	83
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.00%	IB	$305.19	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.10%	IB	$298.63	14
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$280.59	231
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$292.19	32
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.25%	IB	$256.27	12
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$294.05	4
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.34%	IB	$423.66	1,632
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$282.81	3
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.45%	IB	$265.75	3

EQ/LARGE CAP VALUE INDEX	0.50%	IB	$146.46	3
EQ/LARGE CAP VALUE INDEX	0.70%	IB	$142.31	2
EQ/LARGE CAP VALUE INDEX	0.80%	IB	$397.07	1
EQ/LARGE CAP VALUE INDEX	0.90%	IB	$138.29	67
EQ/LARGE CAP VALUE INDEX	0.95%	IB	$137.30	21
EQ/LARGE CAP VALUE INDEX	1.00%	IB	$136.32	1
EQ/LARGE CAP VALUE INDEX	1.10%	IB	$134.37	14
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$132.44	331
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$110.85	46
EQ/LARGE CAP VALUE INDEX	1.30%	IB	$121.30	1
EQ/LARGE CAP VALUE INDEX	1.34%	IB	$129.80	385
EQ/LARGE CAP VALUE INDEX	1.35%	IB	$129.61	—
EQ/LARGE CAP VALUE INDEX	1.45%	IB	$127.75	—

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.70%	IA	$236.09	8
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IA	$226.60	47

The accompanying notes are an integral part of these financial statements.

FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IA	$213.02	25
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.34%	IA	$206.97	3,519
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IA	$206.54	8
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.45%	IA	$216.42	4
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.40%	IB	$212.30	21
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.50%	IB	$261.67	3
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.80%	IB	$367.96	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IB	$223.66	25
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.95%	IB	$234.79	100
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.00%	IB	$222.00	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.10%	IB	$214.65	7
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.10%	IB	$217.47	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$210.27	254
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$213.02	2
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.25%	IB	$136.80	20
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$150.36	6

EQ/LAZARD EMERGING MARKETS EQUITY	0.50%	IB	$122.62	48
EQ/LAZARD EMERGING MARKETS EQUITY	0.70%	IB	$120.33	14
EQ/LAZARD EMERGING MARKETS EQUITY	0.80%	IB	$119.21	15
EQ/LAZARD EMERGING MARKETS EQUITY	0.90%	IB	$118.09	103
EQ/LAZARD EMERGING MARKETS EQUITY	0.95%	IB	$117.54	22
EQ/LAZARD EMERGING MARKETS EQUITY	1.00%	IB	$116.99	6
EQ/LAZARD EMERGING MARKETS EQUITY	1.10%	IB	$115.89	34
EQ/LAZARD EMERGING MARKETS EQUITY	1.20%	IB	$114.80	1,126
EQ/LAZARD EMERGING MARKETS EQUITY	1.25%	IB	$114.26	69
EQ/LAZARD EMERGING MARKETS EQUITY	1.34%	IB	$113.29	803
EQ/LAZARD EMERGING MARKETS EQUITY	1.45%	IB	$100.55	—

EQ/LOOMIS SAYLES GROWTH	0.40%	IB	$272.53	4
EQ/LOOMIS SAYLES GROWTH	0.50%	IB	$409.00	6
EQ/LOOMIS SAYLES GROWTH	0.70%	IB	$396.65	2
EQ/LOOMIS SAYLES GROWTH	0.80%	IB	$464.30	1
EQ/LOOMIS SAYLES GROWTH	0.90%	IB	$384.67	17
EQ/LOOMIS SAYLES GROWTH	0.95%	IB	$381.73	7
EQ/LOOMIS SAYLES GROWTH	1.00%	IB	$378.82	—
EQ/LOOMIS SAYLES GROWTH	1.10%	IB	$373.03	5
EQ/LOOMIS SAYLES GROWTH	1.20%	IB	$367.31	21
EQ/LOOMIS SAYLES GROWTH	1.25%	IB	$289.16	67
EQ/LOOMIS SAYLES GROWTH	1.30%	IB	$317.97	1
EQ/LOOMIS SAYLES GROWTH	1.34%	IB	$359.48	171
EQ/LOOMIS SAYLES GROWTH	1.35%	IB	$358.92	—
EQ/LOOMIS SAYLES GROWTH	1.45%	IB	$353.42	—

EQ/MFS INTERNATIONAL GROWTH	0.40%	IB	$177.14	8
EQ/MFS INTERNATIONAL GROWTH	0.50%	IB	$266.23	14
EQ/MFS INTERNATIONAL GROWTH	0.70%	IB	$258.48	2
EQ/MFS INTERNATIONAL GROWTH	0.80%	IB	$307.49	5
EQ/MFS INTERNATIONAL GROWTH	0.90%	IB	$250.95	63
EQ/MFS INTERNATIONAL GROWTH	0.95%	IB	$249.11	9
EQ/MFS INTERNATIONAL GROWTH	1.00%	IB	$247.27	1
EQ/MFS INTERNATIONAL GROWTH	1.10%	IB	$243.63	9
EQ/MFS INTERNATIONAL GROWTH	1.20%	IB	$240.03	361

The accompanying notes are an integral part of these financial statements.

FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS INTERNATIONAL GROWTH	1.25%	IB	$147.72	32
EQ/MFS INTERNATIONAL GROWTH	1.30%	IB	$175.75	1
EQ/MFS INTERNATIONAL GROWTH	1.34%	IB	$235.01	26
EQ/MFS INTERNATIONAL GROWTH	1.34%	IB	$235.10	329
EQ/MFS INTERNATIONAL GROWTH	1.35%	IB	$234.75	—
EQ/MFS INTERNATIONAL GROWTH	1.45%	IB	$231.28	—

EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$151.79	12
EQ/MFS INTERNATIONAL VALUE	0.50%	IB	$237.86	58
EQ/MFS INTERNATIONAL VALUE	0.70%	IB	$233.26	—
EQ/MFS INTERNATIONAL VALUE	0.70%	IB	$244.35	19
EQ/MFS INTERNATIONAL VALUE	0.80%	IB	$230.99	26
EQ/MFS INTERNATIONAL VALUE	0.90%	IB	$228.75	32
EQ/MFS INTERNATIONAL VALUE	0.90%	IB	$239.80	77
EQ/MFS INTERNATIONAL VALUE	0.95%	IB	$238.67	19
EQ/MFS INTERNATIONAL VALUE	1.00%	IB	$226.53	6
EQ/MFS INTERNATIONAL VALUE	1.10%	IB	$224.32	20
EQ/MFS INTERNATIONAL VALUE	1.20%	IB	$222.12	1,405
EQ/MFS INTERNATIONAL VALUE	1.20%	IB	$233.11	14
EQ/MFS INTERNATIONAL VALUE	1.25%	IB	$232.02	115
EQ/MFS INTERNATIONAL VALUE	1.34%	IB	$230.05	888
EQ/MFS INTERNATIONAL VALUE	1.45%	IB	$193.09	—

EQ/MFS MID CAP FOCUSED GROWTH	0.50%	IB	$238.19	6
EQ/MFS MID CAP FOCUSED GROWTH	0.70%	IB	$234.08	10
EQ/MFS MID CAP FOCUSED GROWTH	0.80%	IB	$232.05	7
EQ/MFS MID CAP FOCUSED GROWTH	0.90%	IB	$230.04	40
EQ/MFS MID CAP FOCUSED GROWTH	0.95%	IB	$229.04	6
EQ/MFS MID CAP FOCUSED GROWTH	1.00%	IB	$228.05	2
EQ/MFS MID CAP FOCUSED GROWTH	1.10%	IB	$226.06	9
EQ/MFS MID CAP FOCUSED GROWTH	1.20%	IB	$224.09	426
EQ/MFS MID CAP FOCUSED GROWTH	1.25%	IB	$223.12	67
EQ/MFS MID CAP FOCUSED GROWTH	1.34%	IB	$221.37	396
EQ/MFS MID CAP FOCUSED GROWTH	1.45%	IB	$219.24	—

EQ/MFS TECHNOLOGY	0.50%	IB	$449.41	11
EQ/MFS TECHNOLOGY	0.70%	IB	$441.04	4
EQ/MFS TECHNOLOGY	0.80%	IB	$436.92	5
EQ/MFS TECHNOLOGY	0.90%	IB	$432.84	16
EQ/MFS TECHNOLOGY	0.95%	IB	$430.81	4
EQ/MFS TECHNOLOGY	1.00%	IB	$428.79	1
EQ/MFS TECHNOLOGY	1.10%	IB	$424.76	9
EQ/MFS TECHNOLOGY	1.20%	IB	$420.76	247
EQ/MFS TECHNOLOGY	1.25%	IB	$418.79	32
EQ/MFS TECHNOLOGY	1.34%	IB	$415.24	202
EQ/MFS TECHNOLOGY	1.45%	IB	$320.68	—

EQ/MFS UTILITIES SERIES	0.40%	IB	$186.67	12
EQ/MFS UTILITIES SERIES	0.50%	IB	$236.10	3
EQ/MFS UTILITIES SERIES	0.70%	IB	$231.71	3
EQ/MFS UTILITIES SERIES	0.80%	IB	$229.54	5
EQ/MFS UTILITIES SERIES	0.90%	IB	$227.39	37
EQ/MFS UTILITIES SERIES	0.95%	IB	$226.33	5
EQ/MFS UTILITIES SERIES	1.00%	IB	$225.27	—

The accompanying notes are an integral part of these financial statements.

FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS UTILITIES SERIES	1.10%	IB	$223.15	9
EQ/MFS UTILITIES SERIES	1.20%	IB	$221.05	252
EQ/MFS UTILITIES SERIES	1.25%	IB	$220.01	67
EQ/MFS UTILITIES SERIES	1.34%	IB	$218.15	214
EQ/MFS UTILITIES SERIES	1.45%	IB	$176.25	—

EQ/MID CAP INDEX	0.40%	IB	$219.91	45
EQ/MID CAP INDEX	0.50%	IB	$300.57	10
EQ/MID CAP INDEX	0.70%	IB	$282.43	11
EQ/MID CAP INDEX	0.80%	IB	$456.57	3
EQ/MID CAP INDEX	0.90%	IB	$271.64	153
EQ/MID CAP INDEX	0.95%	IB	$269.01	41
EQ/MID CAP INDEX	1.00%	IB	$266.40	4
EQ/MID CAP INDEX	1.10%	IB	$261.24	28
EQ/MID CAP INDEX	1.20%	IB	$256.17	809
EQ/MID CAP INDEX	1.25%	IB	$175.03	244
EQ/MID CAP INDEX	1.30%	IB	$204.16	3
EQ/MID CAP INDEX	1.34%	IB	$249.25	1,738
EQ/MID CAP INDEX	1.35%	IB	$248.76	—
EQ/MID CAP INDEX	1.45%	IB	$243.93	—

EQ/MID CAP VALUE MANAGED VOLATILITY	0.50%	IB	$377.50	2
EQ/MID CAP VALUE MANAGED VOLATILITY	0.70%	IB	$294.63	5
EQ/MID CAP VALUE MANAGED VOLATILITY	0.80%	IB	$424.11	—
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IB	$282.15	24
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IB	$349.17	10
EQ/MID CAP VALUE MANAGED VOLATILITY	0.95%	IB	$352.82	43
EQ/MID CAP VALUE MANAGED VOLATILITY	1.00%	IB	$276.11	—
EQ/MID CAP VALUE MANAGED VOLATILITY	1.10%	IB	$270.18	7
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$263.54	153
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$264.36	25
EQ/MID CAP VALUE MANAGED VOLATILITY	1.25%	IB	$168.21	22
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$192.23	3
EQ/MID CAP VALUE MANAGED VOLATILITY	1.34%	IB	$323.55	1,261
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$255.87	3
EQ/MID CAP VALUE MANAGED VOLATILITY	1.45%	IB	$249.60	1

EQ/MODERATE ALLOCATION	0.70%	A	$252.60	22
EQ/MODERATE ALLOCATION+	0.70%	A	$253.14	1
EQ/MODERATE ALLOCATION+	0.90%	A	$188.92	8
EQ/MODERATE ALLOCATION	0.90%	A	$295.93	264
EQ/MODERATE ALLOCATION+	0.90%	A	$300.18	18
EQ/MODERATE ALLOCATION	1.20%	A	$254.72	29
EQ/MODERATE ALLOCATION+	1.34%	A	$94.49	8,420
EQ/MODERATE ALLOCATION	1.35%	A	$295.23	648
EQ/MODERATE ALLOCATION	1.35%	A	$297.11	9
EQ/MODERATE ALLOCATION	1.45%	A	$187.72	3
EQ/MODERATE ALLOCATION	0.40%	B	$148.08	23
EQ/MODERATE ALLOCATION	0.50%	B	$184.05	92
EQ/MODERATE ALLOCATION	0.70%	B	$194.05	—
EQ/MODERATE ALLOCATION	0.80%	B	$205.22	11
EQ/MODERATE ALLOCATION	0.90%	B	$207.28	70
EQ/MODERATE ALLOCATION	0.95%	B	$184.36	97

The accompanying notes are an integral part of these financial statements.

FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE ALLOCATION	1.00%	B	$202.70	3
EQ/MODERATE ALLOCATION	1.10%	B	$178.76	181
EQ/MODERATE ALLOCATION	1.20%	B	$191.63	2,182
EQ/MODERATE ALLOCATION	1.25%	B	$131.08	297
EQ/MODERATE ALLOCATION	1.30%	B	$141.77	65

EQ/MODERATE GROWTH STRATEGY	0.50%	IB	$164.47	53
EQ/MODERATE GROWTH STRATEGY	0.70%	IB	$161.96	1
EQ/MODERATE GROWTH STRATEGY	0.80%	IB	$160.72	—
EQ/MODERATE GROWTH STRATEGY	0.90%	IB	$159.49	21
EQ/MODERATE GROWTH STRATEGY	0.95%	IB	$158.87	5
EQ/MODERATE GROWTH STRATEGY	1.00%	IB	$158.26	1
EQ/MODERATE GROWTH STRATEGY	1.10%	IB	$157.04	18
EQ/MODERATE GROWTH STRATEGY	1.20%	IB	$155.83	312
EQ/MODERATE GROWTH STRATEGY	1.25%	IB	$155.23	59
EQ/MODERATE GROWTH STRATEGY	1.34%	IB	$154.15	125
EQ/MODERATE GROWTH STRATEGY	1.45%	IB	$152.84	—

EQ/MODERATE-PLUS ALLOCATION	0.50%	B	$241.02	32
EQ/MODERATE-PLUS ALLOCATION	0.70%	B	$233.25	24
EQ/MODERATE-PLUS ALLOCATION	0.80%	B	$254.98	11
EQ/MODERATE-PLUS ALLOCATION	0.90%	B	$225.74	427
EQ/MODERATE-PLUS ALLOCATION	0.95%	B	$223.90	148
EQ/MODERATE-PLUS ALLOCATION	1.00%	B	$222.08	4
EQ/MODERATE-PLUS ALLOCATION	1.10%	B	$218.46	162
EQ/MODERATE-PLUS ALLOCATION	1.20%	B	$214.89	1,884
EQ/MODERATE-PLUS ALLOCATION	1.25%	B	$141.40	138
EQ/MODERATE-PLUS ALLOCATION	1.30%	B	$155.01	63
EQ/MODERATE-PLUS ALLOCATION	1.34%	B	$210.00	3,044
EQ/MODERATE-PLUS ALLOCATION	1.35%	B	$209.65	4
EQ/MODERATE-PLUS ALLOCATION	1.45%	B	$206.22	1

EQ/MONEY MARKET++	0.00%	IA	$1.03	488
EQ/MONEY MARKET++	0.70%	IA	$1.03	3
EQ/MONEY MARKET	0.70%	IA	$130.65	3
EQ/MONEY MARKET+	0.74%	IA	$46.28	15
EQ/MONEY MARKET++	0.90%	IA	$1.03	387
EQ/MONEY MARKET	0.90%	IA	$134.06	27
EQ/MONEY MARKET++	1.20%	IA	$1.03	3
EQ/MONEY MARKET	1.20%	IA	$121.30	1
EQ/MONEY MARKET++	1.34%	IA	$1.03	51
EQ/MONEY MARKET	1.35%	IA	$129.80	63
EQ/MONEY MARKET	1.35%	IA	$130.42	11
EQ/MONEY MARKET+	1.40%	IA	$32.99	691
EQ/MONEY MARKET	1.45%	IA	$107.51	—
EQ/MONEY MARKET++	0.00%	IB	$1.03	746
EQ/MONEY MARKET++	0.40%	IB	$1.03	22
EQ/MONEY MARKET	0.40%	IB	$100.22	6
EQ/MONEY MARKET++	0.50%	IB	$1.03	32
EQ/MONEY MARKET	0.50%	IB	$115.90	3
EQ/MONEY MARKET++	0.70%	IB	$1.03	1
EQ/MONEY MARKET++	0.80%	IB	$1.03	64
EQ/MONEY MARKET	0.80%	IB	$94.67	—

The accompanying notes are an integral part of these financial statements.

FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MONEY MARKET++	0.90%	IB	$1.03	143
EQ/MONEY MARKET	0.90%	IB	$106.47	—
EQ/MONEY MARKET	0.90%	IB	$117.69	2
EQ/MONEY MARKET	0.95%	IB	$111.77	62
EQ/MONEY MARKET++	1.00%	IB	$1.03	3
EQ/MONEY MARKET	1.00%	IB	$101.10	1
EQ/MONEY MARKET++	1.10%	IB	$1.03	132
EQ/MONEY MARKET	1.10%	IB	$108.38	24
EQ/MONEY MARKET++	1.20%	IB	$1.03	5,727
EQ/MONEY MARKET	1.20%	IB	$110.16	61
EQ/MONEY MARKET	1.25%	IB	$92.04	63
EQ/MONEY MARKET	1.30%	IB	$93.82	3

EQ/OPPENHEIMER GLOBAL	0.50%	IB	$234.11	18
EQ/OPPENHEIMER GLOBAL	0.70%	IB	$227.91	4
EQ/OPPENHEIMER GLOBAL	0.80%	IB	$381.28	4
EQ/OPPENHEIMER GLOBAL	0.90%	IB	$221.88	25
EQ/OPPENHEIMER GLOBAL	0.95%	IB	$220.39	9
EQ/OPPENHEIMER GLOBAL	1.00%	IB	$218.92	1
EQ/OPPENHEIMER GLOBAL	1.10%	IB	$215.99	16
EQ/OPPENHEIMER GLOBAL	1.20%	IB	$213.09	519
EQ/OPPENHEIMER GLOBAL	1.25%	IB	$174.46	72
EQ/OPPENHEIMER GLOBAL	1.30%	IB	$199.53	1
EQ/OPPENHEIMER GLOBAL	1.34%	IB	$209.11	447
EQ/OPPENHEIMER GLOBAL	1.45%	IB	$206.03	—

EQ/PIMCO GLOBAL REAL RETURN	0.50%	IB	$112.93	26
EQ/PIMCO GLOBAL REAL RETURN	0.70%	IB	$111.43	14
EQ/PIMCO GLOBAL REAL RETURN	0.80%	IB	$110.68	8
EQ/PIMCO GLOBAL REAL RETURN	0.90%	IB	$109.94	25
EQ/PIMCO GLOBAL REAL RETURN	0.95%	IB	$109.58	10
EQ/PIMCO GLOBAL REAL RETURN	1.00%	IB	$109.21	1
EQ/PIMCO GLOBAL REAL RETURN	1.10%	IB	$108.48	11
EQ/PIMCO GLOBAL REAL RETURN	1.20%	IB	$107.75	182
EQ/PIMCO GLOBAL REAL RETURN	1.25%	IB	$107.39	53
EQ/PIMCO GLOBAL REAL RETURN	1.34%	IB	$106.74	100
EQ/PIMCO GLOBAL REAL RETURN	1.45%	IB	$105.95	—

EQ/PIMCO ULTRA SHORT BOND	1.10%	IA	$98.85	1
EQ/PIMCO ULTRA SHORT BOND	0.50%	IB	$118.39	5
EQ/PIMCO ULTRA SHORT BOND	0.70%	IB	$114.94	4
EQ/PIMCO ULTRA SHORT BOND	0.80%	IB	$107.83	1
EQ/PIMCO ULTRA SHORT BOND	0.90%	IB	$111.59	31
EQ/PIMCO ULTRA SHORT BOND	0.95%	IB	$110.77	46
EQ/PIMCO ULTRA SHORT BOND	1.00%	IB	$109.96	—
EQ/PIMCO ULTRA SHORT BOND	1.10%	IB	$108.34	29
EQ/PIMCO ULTRA SHORT BOND	1.20%	IB	$106.74	177
EQ/PIMCO ULTRA SHORT BOND	1.25%	IB	$107.32	52
EQ/PIMCO ULTRA SHORT BOND	1.30%	IB	$106.38	1
EQ/PIMCO ULTRA SHORT BOND	1.34%	IB	$104.54	364
EQ/PIMCO ULTRA SHORT BOND	1.35%	IB	$104.39	—
EQ/PIMCO ULTRA SHORT BOND	1.45%	IB	$102.85	—

The accompanying notes are an integral part of these financial statements.

FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/QUALITY BOND PLUS	0.70%	IA	$176.00	1
EQ/QUALITY BOND PLUS	0.90%	IA	$191.11	9
EQ/QUALITY BOND PLUS	1.20%	IA	$165.72	1
EQ/QUALITY BOND PLUS	1.34%	IA	$181.92	285
EQ/QUALITY BOND PLUS	1.35%	IA	$191.52	1
EQ/QUALITY BOND PLUS	1.45%	IA	$141.57	—
EQ/QUALITY BOND PLUS	0.50%	IB	$157.31	3
EQ/QUALITY BOND PLUS	0.80%	IB	$118.68	—
EQ/QUALITY BOND PLUS	0.90%	IB	$154.19	2
EQ/QUALITY BOND PLUS	0.95%	IB	$151.03	30
EQ/QUALITY BOND PLUS	1.00%	IB	$121.58	—
EQ/QUALITY BOND PLUS	1.10%	IB	$146.44	8
EQ/QUALITY BOND PLUS	1.20%	IB	$144.73	72
EQ/QUALITY BOND PLUS	1.25%	IB	$106.52	18
EQ/QUALITY BOND PLUS	1.30%	IB	$106.34	1

EQ/SMALL COMPANY INDEX	0.40%	IB	$213.87	44
EQ/SMALL COMPANY INDEX	0.50%	IB	$380.22	2
EQ/SMALL COMPANY INDEX	0.70%	IB	$366.62	3
EQ/SMALL COMPANY INDEX	0.80%	IB	$435.61	1
EQ/SMALL COMPANY INDEX	0.90%	IB	$353.51	47
EQ/SMALL COMPANY INDEX	0.95%	IB	$350.30	13
EQ/SMALL COMPANY INDEX	1.00%	IB	$347.13	1
EQ/SMALL COMPANY INDEX	1.10%	IB	$340.84	13
EQ/SMALL COMPANY INDEX	1.20%	IB	$334.65	262
EQ/SMALL COMPANY INDEX	1.25%	IB	$189.16	96
EQ/SMALL COMPANY INDEX	1.30%	IB	$207.73	2
EQ/SMALL COMPANY INDEX	1.34%	IB	$326.19	628
EQ/SMALL COMPANY INDEX	1.35%	IB	$325.59	—
EQ/SMALL COMPANY INDEX	1.45%	IB	$319.67	—

EQ/T. ROWE PRICE GROWTH STOCK	0.40%	IB	$284.01	27
EQ/T. ROWE PRICE GROWTH STOCK	0.50%	IB	$356.40	14
EQ/T. ROWE PRICE GROWTH STOCK	0.70%	IB	$345.63	15
EQ/T. ROWE PRICE GROWTH STOCK	0.80%	IB	$535.26	10
EQ/T. ROWE PRICE GROWTH STOCK	0.90%	IB	$335.19	102
EQ/T. ROWE PRICE GROWTH STOCK	0.95%	IB	$332.63	23
EQ/T. ROWE PRICE GROWTH STOCK	1.00%	IB	$330.09	6
EQ/T. ROWE PRICE GROWTH STOCK	1.10%	IB	$325.05	31
EQ/T. ROWE PRICE GROWTH STOCK	1.20%	IB	$320.07	1,200
EQ/T. ROWE PRICE GROWTH STOCK	1.25%	IB	$270.55	263
EQ/T. ROWE PRICE GROWTH STOCK	1.30%	IB	$291.98	2
EQ/T. ROWE PRICE GROWTH STOCK	1.34%	IB	$313.24	1,093
EQ/T. ROWE PRICE GROWTH STOCK	1.35%	IB	$312.76	1
EQ/T. ROWE PRICE GROWTH STOCK	1.45%	IB	$307.96	—

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.50%	IB	$158.93	2
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.70%	IB	$154.72	1
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$283.15	1
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$150.63	12
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$149.62	5
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.00%	IB	$148.62	—
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.10%	IB	$146.63	5

The accompanying notes are an integral part of these financial statements.

FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$144.66	128
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$123.99	11
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$138.47	7
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$141.96	175
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.45%	IB	$139.87	—

EQ/UBS GROWTH & INCOME	0.50%	IB	$304.53	—
EQ/UBS GROWTH & INCOME	0.70%	IB	$295.33	—
EQ/UBS GROWTH & INCOME	0.90%	IB	$286.41	10
EQ/UBS GROWTH & INCOME	0.95%	IB	$284.22	4
EQ/UBS GROWTH & INCOME	1.10%	IB	$277.74	2
EQ/UBS GROWTH & INCOME	1.20%	IB	$273.49	17
EQ/UBS GROWTH & INCOME	1.25%	IB	$189.83	63
EQ/UBS GROWTH & INCOME	1.30%	IB	$209.60	1
EQ/UBS GROWTH & INCOME	1.34%	IB	$267.65	83
EQ/UBS GROWTH & INCOME	1.35%	IB	$267.24	—
EQ/UBS GROWTH & INCOME	1.45%	IB	$263.14	—

EQ/WELLINGTON ENERGY	0.40%	IB	$67.81	9
EQ/WELLINGTON ENERGY	0.50%	IB	$69.87	9
EQ/WELLINGTON ENERGY	0.70%	IB	$68.52	—
EQ/WELLINGTON ENERGY	0.70%	IB	$77.47	2
EQ/WELLINGTON ENERGY	0.80%	IB	$67.85	2
EQ/WELLINGTON ENERGY	0.90%	IB	$67.19	6
EQ/WELLINGTON ENERGY	0.90%	IB	$76.03	18
EQ/WELLINGTON ENERGY	0.95%	IB	$75.67	6
EQ/WELLINGTON ENERGY	1.00%	IB	$66.54	1
EQ/WELLINGTON ENERGY	1.10%	IB	$65.89	15
EQ/WELLINGTON ENERGY	1.20%	IB	$65.24	272
EQ/WELLINGTON ENERGY	1.20%	IB	$73.91	13
EQ/WELLINGTON ENERGY	1.25%	IB	$73.56	29
EQ/WELLINGTON ENERGY	1.34%	IB	$72.94	217
EQ/WELLINGTON ENERGY	1.45%	IB	$54.45	—

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.50%	SERVICE CLASS 2	$237.87	6
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.80%	SERVICE CLASS 2	$231.00	—
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.90%	SERVICE CLASS 2	$228.75	1
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.00%	SERVICE CLASS 2	$226.53	—
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.10%	SERVICE CLASS 2	$224.32	1
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.20%	SERVICE CLASS 2	$222.13	70

FIDELITY® VIP MID CAP PORTFOLIO	0.50%	SERVICE CLASS 2	$221.31	5
FIDELITY® VIP MID CAP PORTFOLIO	0.70%	SERVICE CLASS 2	$217.03	—
FIDELITY® VIP MID CAP PORTFOLIO	0.80%	SERVICE CLASS 2	$214.92	3
FIDELITY® VIP MID CAP PORTFOLIO	0.90%	SERVICE CLASS 2	$212.83	4
FIDELITY® VIP MID CAP PORTFOLIO	1.00%	SERVICE CLASS 2	$210.76	1
FIDELITY® VIP MID CAP PORTFOLIO	1.10%	SERVICE CLASS 2	$208.70	3
FIDELITY® VIP MID CAP PORTFOLIO	1.20%	SERVICE CLASS 2	$206.66	318

INVESCO OPPENHEIMER V.I. MAIN STREET FUND	0.50%	SERIES II	$279.40	4
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	0.80%	SERIES II	$271.33	1
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	0.90%	SERIES II	$268.70	—
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	1.00%	SERIES II	$266.09	—
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	1.10%	SERIES II	$263.49	1
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	1.20%	SERIES II	$260.92	30

The accompanying notes are an integral part of these financial statements.

FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$141.34	17
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.50%	SERIES II	$222.56	29
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.70%	SERIES II	$218.26	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.80%	SERIES II	$216.14	5
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.90%	SERIES II	$214.04	9
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.00%	SERIES II	$211.96	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.10%	SERIES II	$209.89	3
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.20%	SERIES II	$207.84	252

INVESCO V.I. HIGH YIELD FUND	0.50%	SERIES II	$144.29	7
INVESCO V.I. HIGH YIELD FUND	0.70%	SERIES II	$141.80	3
INVESCO V.I. HIGH YIELD FUND	0.80%	SERIES II	$140.57	2
INVESCO V.I. HIGH YIELD FUND	0.90%	SERIES II	$139.35	13
INVESCO V.I. HIGH YIELD FUND	0.95%	SERIES II	$138.75	8
INVESCO V.I. HIGH YIELD FUND	1.00%	SERIES II	$138.14	1
INVESCO V.I. HIGH YIELD FUND	1.10%	SERIES II	$136.94	6
INVESCO V.I. HIGH YIELD FUND	1.20%	SERIES II	$135.75	193
INVESCO V.I. HIGH YIELD FUND	1.25%	SERIES II	$135.16	51
INVESCO V.I. HIGH YIELD FUND	1.34%	SERIES II	$134.10	85
INVESCO V.I. HIGH YIELD FUND	1.45%	SERIES II	$132.81	—

INVESCO V.I. MID CAP CORE EQUITY FUND	0.50%	SERIES II	$190.28	1
INVESCO V.I. MID CAP CORE EQUITY FUND	0.70%	SERIES II	$204.91	—
INVESCO V.I. MID CAP CORE EQUITY FUND	0.80%	SERIES II	$184.79	4
INVESCO V.I. MID CAP CORE EQUITY FUND	0.90%	SERIES II	$182.99	2
INVESCO V.I. MID CAP CORE EQUITY FUND	0.90%	SERIES II	$201.10	5
INVESCO V.I. MID CAP CORE EQUITY FUND	0.95%	SERIES II	$200.15	1
INVESCO V.I. MID CAP CORE EQUITY FUND	1.00%	SERIES II	$181.21	—
INVESCO V.I. MID CAP CORE EQUITY FUND	1.10%	SERIES II	$179.44	3
INVESCO V.I. MID CAP CORE EQUITY FUND	1.20%	SERIES II	$177.69	56
INVESCO V.I. MID CAP CORE EQUITY FUND	1.20%	SERIES II	$195.48	4
INVESCO V.I. MID CAP CORE EQUITY FUND	1.25%	SERIES II	$194.57	7
INVESCO V.I. MID CAP CORE EQUITY FUND	1.34%	SERIES II	$192.92	50
INVESCO V.I. MID CAP CORE EQUITY FUND	1.45%	SERIES II	$153.93	—

INVESCO V.I. SMALL CAP EQUITY FUND	0.50%	SERIES II	$210.76	1
INVESCO V.I. SMALL CAP EQUITY FUND	0.70%	SERIES II	$236.32	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.80%	SERIES II	$204.68	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$202.69	1
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$231.92	1
INVESCO V.I. SMALL CAP EQUITY FUND	0.95%	SERIES II	$230.83	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.00%	SERIES II	$200.72	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.10%	SERIES II	$198.76	1
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$196.82	27
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$225.45	1
INVESCO V.I. SMALL CAP EQUITY FUND	1.25%	SERIES II	$224.39	3
INVESCO V.I. SMALL CAP EQUITY FUND	1.34%	SERIES II	$222.49	17

IVY VIP HIGH INCOME	0.50%	CLASS II	$180.59	30
IVY VIP HIGH INCOME	0.70%	CLASS II	$177.23	14
IVY VIP HIGH INCOME	0.80%	CLASS II	$175.57	18
IVY VIP HIGH INCOME	0.90%	CLASS II	$173.93	107
IVY VIP HIGH INCOME	0.95%	CLASS II	$173.11	24
IVY VIP HIGH INCOME	1.00%	CLASS II	$172.30	3

The accompanying notes are an integral part of these financial statements.

FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
IVY VIP HIGH INCOME	1.10%	CLASS II	$170.69	25
IVY VIP HIGH INCOME	1.20%	CLASS II	$169.08	768
IVY VIP HIGH INCOME	1.25%	CLASS II	$168.29	232
IVY VIP HIGH INCOME	1.34%	CLASS II	$166.86	399
IVY VIP HIGH INCOME	1.45%	CLASS II	$147.28	—

IVY VIP SMALL CAP GROWTH	0.50%	CLASS II	$226.13	5
IVY VIP SMALL CAP GROWTH	0.70%	CLASS II	$175.62	1
IVY VIP SMALL CAP GROWTH	0.80%	CLASS II	$219.60	2
IVY VIP SMALL CAP GROWTH	0.90%	CLASS II	$172.59	3
IVY VIP SMALL CAP GROWTH	0.90%	CLASS II	$217.46	3
IVY VIP SMALL CAP GROWTH	0.95%	CLASS II	$171.84	2
IVY VIP SMALL CAP GROWTH	1.00%	CLASS II	$215.35	—
IVY VIP SMALL CAP GROWTH	1.10%	CLASS II	$213.25	3
IVY VIP SMALL CAP GROWTH	1.20%	CLASS II	$168.13	2
IVY VIP SMALL CAP GROWTH	1.20%	CLASS II	$211.16	102
IVY VIP SMALL CAP GROWTH	1.25%	CLASS II	$167.40	15
IVY VIP SMALL CAP GROWTH	1.34%	CLASS II	$166.08	84

MFS® INVESTORS TRUST SERIES	0.50%	SERVICE CLASS	$272.81	1
MFS® INVESTORS TRUST SERIES	0.70%	SERVICE CLASS	$301.26	—
MFS® INVESTORS TRUST SERIES	0.80%	SERVICE CLASS	$264.93	1
MFS® INVESTORS TRUST SERIES	0.90%	SERVICE CLASS	$262.36	1
MFS® INVESTORS TRUST SERIES	0.90%	SERVICE CLASS	$295.65	4
MFS® INVESTORS TRUST SERIES	0.95%	SERVICE CLASS	$294.27	1
MFS® INVESTORS TRUST SERIES	1.00%	SERVICE CLASS	$259.81	—
MFS® INVESTORS TRUST SERIES	1.10%	SERVICE CLASS	$257.28	1
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$254.76	38
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$287.41	1
MFS® INVESTORS TRUST SERIES	1.25%	SERVICE CLASS	$286.06	10
MFS® INVESTORS TRUST SERIES	1.34%	SERVICE CLASS	$283.63	28
MFS® INVESTORS TRUST SERIES	1.45%	SERVICE CLASS	$229.51	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.50%	SERVICE CLASS	$365.68	3
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.70%	SERVICE CLASS	$358.88	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.80%	SERVICE CLASS	$355.52	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.90%	SERVICE CLASS	$352.20	7
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.95%	SERVICE CLASS	$350.55	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.00%	SERVICE CLASS	$348.90	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.10%	SERVICE CLASS	$345.63	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.20%	SERVICE CLASS	$342.37	44
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.25%	SERVICE CLASS	$340.77	5
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.34%	SERVICE CLASS	$337.88	38

The accompanying notes are an integral part of these financial statements.

FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.45%	SERVICE CLASS	$262.58	—

MULTIMANAGER AGGRESSIVE EQUITY	0.70%	IA	$233.70	7
MULTIMANAGER AGGRESSIVE EQUITY+	0.90%	IA	$175.59	7
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$282.57	17
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$282.61	1
MULTIMANAGER AGGRESSIVE EQUITY+	0.90%	IA	$285.29	11
MULTIMANAGER AGGRESSIVE EQUITY	1.20%	IA	$240.56	9
MULTIMANAGER AGGRESSIVE EQUITY+	1.34%	IA	$212.82	2,555
MULTIMANAGER AGGRESSIVE EQUITY	1.35%	IA	$349.71	336
MULTIMANAGER AGGRESSIVE EQUITY	1.35%	IA	$368.19	9
MULTIMANAGER AGGRESSIVE EQUITY	1.45%	IA	$191.20	3
MULTIMANAGER AGGRESSIVE EQUITY	0.50%	IB	$217.50	2
MULTIMANAGER AGGRESSIVE EQUITY	0.80%	IB	$504.27	—
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IB	$208.89	12
MULTIMANAGER AGGRESSIVE EQUITY	0.95%	IB	$218.11	28
MULTIMANAGER AGGRESSIVE EQUITY	1.00%	IB	$408.97	—
MULTIMANAGER AGGRESSIVE EQUITY	1.10%	IB	$211.48	5
MULTIMANAGER AGGRESSIVE EQUITY	1.20%	IB	$195.11	97
MULTIMANAGER AGGRESSIVE EQUITY	1.25%	IB	$223.45	10
MULTIMANAGER AGGRESSIVE EQUITY	1.30%	IB	$257.99	1

MULTIMANAGER CORE BOND	0.40%	IB	$113.30	4
MULTIMANAGER CORE BOND	0.50%	IB	$180.34	8
MULTIMANAGER CORE BOND	0.70%	IB	$173.92	2
MULTIMANAGER CORE BOND	0.80%	IB	$135.98	4
MULTIMANAGER CORE BOND	0.90%	IB	$167.72	21
MULTIMANAGER CORE BOND	0.95%	IB	$166.21	50
MULTIMANAGER CORE BOND	1.00%	IB	$164.71	1
MULTIMANAGER CORE BOND	1.10%	IB	$161.74	25
MULTIMANAGER CORE BOND	1.20%	IB	$158.81	260
MULTIMANAGER CORE BOND	1.25%	IB	$137.92	53
MULTIMANAGER CORE BOND	1.30%	IB	$136.15	2
MULTIMANAGER CORE BOND	1.34%	IB	$154.81	286
MULTIMANAGER CORE BOND	1.35%	IB	$154.53	—
MULTIMANAGER CORE BOND	1.45%	IB	$151.73	—

MULTIMANAGER MID CAP GROWTH	0.50%	IB	$316.65	—
MULTIMANAGER MID CAP GROWTH	0.70%	IB	$305.37	1
MULTIMANAGER MID CAP GROWTH	0.70%	IB	$330.71	—
MULTIMANAGER MID CAP GROWTH	0.80%	IB	$486.17	—
MULTIMANAGER MID CAP GROWTH	0.90%	IB	$294.49	11
MULTIMANAGER MID CAP GROWTH	0.95%	IB	$291.83	14
MULTIMANAGER MID CAP GROWTH	1.00%	IB	$289.20	—
MULTIMANAGER MID CAP GROWTH	1.10%	IB	$283.98	3
MULTIMANAGER MID CAP GROWTH	1.20%	IB	$278.84	22
MULTIMANAGER MID CAP GROWTH	1.25%	IB	$223.41	13
MULTIMANAGER MID CAP GROWTH	1.30%	IB	$258.50	1
MULTIMANAGER MID CAP GROWTH	1.34%	IB	$271.82	250
MULTIMANAGER MID CAP GROWTH	1.34%	IB	$406.53	5
MULTIMANAGER MID CAP GROWTH	1.35%	IB	$271.32	—
MULTIMANAGER MID CAP GROWTH	1.45%	IB	$266.41	—

The accompanying notes are an integral part of these financial statements.

FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

MULTIMANAGER MID CAP VALUE	0.40%	IB	$197.71	1
MULTIMANAGER MID CAP VALUE	0.50%	IB	$299.70	—
MULTIMANAGER MID CAP VALUE	0.70%	IB	$289.03	—
MULTIMANAGER MID CAP VALUE	0.80%	IB	$373.41	—
MULTIMANAGER MID CAP VALUE	0.90%	IB	$278.73	11
MULTIMANAGER MID CAP VALUE	0.95%	IB	$276.22	11
MULTIMANAGER MID CAP VALUE	1.00%	IB	$273.72	—
MULTIMANAGER MID CAP VALUE	1.10%	IB	$268.78	3
MULTIMANAGER MID CAP VALUE	1.20%	IB	$263.92	17
MULTIMANAGER MID CAP VALUE	1.25%	IB	$167.10	7
MULTIMANAGER MID CAP VALUE	1.30%	IB	$191.46	1
MULTIMANAGER MID CAP VALUE	1.34%	IB	$257.28	143
MULTIMANAGER MID CAP VALUE	1.34%	IB	$327.62	3
MULTIMANAGER MID CAP VALUE	1.45%	IB	$252.16	—

MULTIMANAGER TECHNOLOGY	0.50%	IB	$456.71	2
MULTIMANAGER TECHNOLOGY	0.70%	IB	$440.44	1
MULTIMANAGER TECHNOLOGY	0.70%	IB	$499.74	—
MULTIMANAGER TECHNOLOGY	0.80%	IB	$670.89	—
MULTIMANAGER TECHNOLOGY	0.90%	IB	$424.76	17
MULTIMANAGER TECHNOLOGY	0.95%	IB	$420.92	18
MULTIMANAGER TECHNOLOGY	1.00%	IB	$417.13	1
MULTIMANAGER TECHNOLOGY	1.10%	IB	$409.60	10
MULTIMANAGER TECHNOLOGY	1.20%	IB	$402.19	126
MULTIMANAGER TECHNOLOGY	1.25%	IB	$332.72	23
MULTIMANAGER TECHNOLOGY	1.30%	IB	$389.79	2
MULTIMANAGER TECHNOLOGY	1.34%	IB	$392.07	422
MULTIMANAGER TECHNOLOGY	1.34%	IB	$608.71	5
MULTIMANAGER TECHNOLOGY	1.35%	IB	$391.34	1
MULTIMANAGER TECHNOLOGY	1.45%	IB	$384.26	—

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$96.41	1
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.50%	ADVISOR CLASS	$66.35	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.80%	ADVISOR CLASS	$64.43	3
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.90%	ADVISOR CLASS	$63.81	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.00%	ADVISOR CLASS	$63.19	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.10%	ADVISOR CLASS	$62.57	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.20%	ADVISOR CLASS	$61.96	134

TARGET 2015 ALLOCATION	0.40%	B	$149.46	—
TARGET 2015 ALLOCATION	0.50%	B	$162.29	14
TARGET 2015 ALLOCATION	0.70%	B	$157.99	—
TARGET 2015 ALLOCATION	0.80%	B	$223.47	—
TARGET 2015 ALLOCATION	0.90%	B	$153.81	7
TARGET 2015 ALLOCATION	0.95%	B	$152.78	5
TARGET 2015 ALLOCATION	1.10%	B	$149.73	2
TARGET 2015 ALLOCATION	1.20%	B	$147.72	27
TARGET 2015 ALLOCATION	1.25%	B	$127.15	16
TARGET 2015 ALLOCATION	1.34%	B	$144.96	58
TARGET 2025 ALLOCATION	0.40%	B	$169.67	—
TARGET 2025 ALLOCATION	0.50%	B	$180.58	53
TARGET 2025 ALLOCATION	0.70%	B	$175.80	4
TARGET 2025 ALLOCATION	0.80%	B	$270.36	—

The accompanying notes are an integral part of these financial statements.

FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TARGET 2025 ALLOCATION	0.90%	B	$171.15	35
TARGET 2025 ALLOCATION	0.95%	B	$170.00	8
TARGET 2025 ALLOCATION	1.00%	B	$168.87	—
TARGET 2025 ALLOCATION	1.10%	B	$166.61	16
TARGET 2025 ALLOCATION	1.20%	B	$164.37	155
TARGET 2025 ALLOCATION	1.25%	B	$139.17	29
TARGET 2025 ALLOCATION	1.34%	B	$161.30	256
TARGET 2025 ALLOCATION	1.35%	B	$161.08	—

TARGET 2035 ALLOCATION	0.40%	B	$182.42	2
TARGET 2035 ALLOCATION	0.50%	B	$191.72	45
TARGET 2035 ALLOCATION	0.70%	B	$186.64	2
TARGET 2035 ALLOCATION	0.80%	B	$304.29	2
TARGET 2035 ALLOCATION	0.90%	B	$181.70	36
TARGET 2035 ALLOCATION	0.95%	B	$180.49	5
TARGET 2035 ALLOCATION	1.00%	B	$179.28	—
TARGET 2035 ALLOCATION	1.10%	B	$176.88	14
TARGET 2035 ALLOCATION	1.20%	B	$174.51	232
TARGET 2035 ALLOCATION	1.25%	B	$145.45	14
TARGET 2035 ALLOCATION	1.34%	B	$171.25	301
TARGET 2035 ALLOCATION	1.35%	B	$171.02	—
TARGET 2035 ALLOCATION	1.45%	B	$168.72	—

TARGET 2045 ALLOCATION	0.40%	B	$193.30	1
TARGET 2045 ALLOCATION	0.50%	B	$198.65	39
TARGET 2045 ALLOCATION	0.70%	B	$193.39	1
TARGET 2045 ALLOCATION	0.80%	B	$335.78	2
TARGET 2045 ALLOCATION	0.90%	B	$188.27	31
TARGET 2045 ALLOCATION	0.95%	B	$187.01	5
TARGET 2045 ALLOCATION	1.00%	B	$185.76	—
TARGET 2045 ALLOCATION	1.10%	B	$183.28	15
TARGET 2045 ALLOCATION	1.20%	B	$180.82	225
TARGET 2045 ALLOCATION	1.25%	B	$148.29	6
TARGET 2045 ALLOCATION	1.34%	B	$177.44	208
TARGET 2045 ALLOCATION	1.35%	B	$177.20	—
TARGET 2045 ALLOCATION	1.45%	B	$174.82	—

TARGET 2055 ALLOCATION	0.50%	B	$139.02	29
TARGET 2055 ALLOCATION	0.70%	B	$137.73	—
TARGET 2055 ALLOCATION	0.80%	B	$137.09	2
TARGET 2055 ALLOCATION	0.90%	B	$136.45	12
TARGET 2055 ALLOCATION	0.95%	B	$136.13	—
TARGET 2055 ALLOCATION	1.00%	B	$135.81	—
TARGET 2055 ALLOCATION	1.10%	B	$135.18	4
TARGET 2055 ALLOCATION	1.20%	B	$134.54	113
TARGET 2055 ALLOCATION	1.25%	B	$134.23	1
TARGET 2055 ALLOCATION	1.34%	B	$133.66	36

TEMPLETON GLOBAL BOND VIP FUND	0.50%	CLASS 2	$123.47	20
TEMPLETON GLOBAL BOND VIP FUND	0.70%	CLASS 2	$121.08	—
TEMPLETON GLOBAL BOND VIP FUND	0.80%	CLASS 2	$119.91	12
TEMPLETON GLOBAL BOND VIP FUND	0.90%	CLASS 2	$118.74	8
TEMPLETON GLOBAL BOND VIP FUND	1.00%	CLASS 2	$117.59	1

The accompanying notes are an integral part of these financial statements.

FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TEMPLETON GLOBAL BOND VIP FUND	1.10%	CLASS 2	$116.44	3
TEMPLETON GLOBAL BOND VIP FUND	1.20%	CLASS 2	$115.30	597

VANECK VIP GLOBAL HARD ASSETS FUND	0.50%	CLASS S	$54.75	4
VANECK VIP GLOBAL HARD ASSETS FUND	0.70%	CLASS S	$53.80	1
VANECK VIP GLOBAL HARD ASSETS FUND	0.80%	CLASS S	$53.33	1
VANECK VIP GLOBAL HARD ASSETS FUND	0.90%	CLASS S	$52.87	28
VANECK VIP GLOBAL HARD ASSETS FUND	0.95%	CLASS S	$52.64	7
VANECK VIP GLOBAL HARD ASSETS FUND	1.00%	CLASS S	$52.41	—
VANECK VIP GLOBAL HARD ASSETS FUND	1.10%	CLASS S	$51.96	8
VANECK VIP GLOBAL HARD ASSETS FUND	1.20%	CLASS S	$51.50	134
VANECK VIP GLOBAL HARD ASSETS FUND	1.25%	CLASS S	$51.28	23
VANECK VIP GLOBAL HARD ASSETS FUND	1.34%	CLASS S	$50.88	195
VANECK VIP GLOBAL HARD ASSETS FUND	1.45%	CLASS S	$50.39	—

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a — .
+	In 2019, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2019, the contract charges were 0.00%.

FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$8,107	$263,075	$377,977	$2,428,530	$658,179	$6,411,254
Expenses:
Asset-based charges	1,322	152,924	125,671	1,298,687	202,294	13,115,779

Net Investment Income (Loss)	6,785	110,151	252,306	1,129,843	455,885	(6,704,525)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain distribution from the Portfolios	207	126,553	23,494	(10,061,458)	(201,275)	12,059,215
Net realized gain (loss)	3,191	425,075	—	1,416,212	254,343	28,365,807

	3,398	551,628	23,494	(8,645,246)	53,068	40,425,022

Net change in unrealized appreciation (depreciation) of investments	8,887	1,195,346	413,550	28,995,146	607,347	165,972,177

Net Realized and Unrealized Gain (Loss) on Investments .	12,285	1,746,974	437,044	20,349,900	660,415	206,397,199

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,070	$1,857,125	$689,350	$21,479,743	$1,116,300	$199,692,674

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT HIGH YIELD BOND*	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MICRO CAP*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,035,346	$1,498	$452	$50,895	$56,426	$562,292
Expenses:
Asset-based charges	222,527	467	3,606	46,926	44,466	741,114

Net Investment Income (Loss)	812,819	1,031	(3,154)	3,969	11,960	(178,822)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	32,911	2,294	(6,648)	(26,057)	56,824	1,734,084
Net realized gain distribution from the Portfolios	—	179	33,820	229,621	70,890	1,017,371

Net realized gain (loss)	32,911	2,473	27,172	203,564	127,714	2,751,455

Net change in unrealized appreciation (depreciation) of investments	1,008,918	1,566	28,067	644,902	663,696	12,191,139

Net Realized and Unrealized Gain (Loss) on Investments	1,041,829	4,039	55,239	848,466	791,410	14,942,594

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,854,648	$5,070	$52,085	$852,435	$803,370	$14,763,772

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	ALL ASSET GROWTH-ALT 20*	AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CHARTERSM MODERATE*	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,444,746	$1,377,547	$9,706	$1,617,128	$995,530	$493,128
Expenses:
Asset-based charges	1,032,056	622,724	4,667	982,566	682,908	1,403,652
Less: Reduction for expense limitation	—	—	—	—	(709)	(3,135)

Net Expenses	1,032,056	622,724	4,667	982,566	682,199	1,400,517

Net Investment Income (Loss)	412,690	754,823	5,039	634,562	313,331	(907,389)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	424,230	(35,460)	1,910	(787,555)	2,021,985	5,793,376
Net realized gain distribution from the Portfolios	3,259,798	—	7,535	—	5,315,292	3,752,587

Net realized gain (loss)	3,684,028	(35,460)	9,445	(787,555)	7,337,277	9,545,963

Net change in unrealized appreciation (depreciation) of investments	9,291,539	3,109,920	31,393	4,402,648	5,632,509	12,967,069

Net Realized and Unrealized Gain (Loss) on Investments	12,975,567	3,074,460	40,838	3,615,093	12,969,786	22,513,032

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,388,257	$3,829,283	$45,877	$4,249,655	$13,283,117	$21,605,643

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SMALL CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$185,878	$505,539	$82,827	$207,347	$637,834
Expenses:
Asset-based charges	220,555	383,733	104,427	220,024	5,143,878

Net Investment Income (Loss)	(34,677)	121,806	(21,600)	(12,677)	(4,506,044)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(40,674)	1,242,540	(58,831)	287,023	780,147
Net realized gain distribution from the Portfolios	507,838	610,068	375,922	506,540	37,502,419

Net realized gain (loss)	467,164	1,852,608	317,091	793,563	38,282,566

Net change in unrealized appreciation (depreciation) of investments	3,275,467	5,629,144	1,452,749	1,644,700	55,713,955

Net Realized and Unrealized Gain (Loss) on Investments	3,742,631	7,481,752	1,769,840	2,438,263	93,996,521

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,707,954	$7,603,558	$1,748,240	$2,425,586	$89,490,477

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/AGGRESSIVE ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$11,661,673	$2,017,000	$1,942,209	$15,045,836	$1,302,038	$41,672
Expenses:
Asset-based charges	8,956,331	1,170,858	1,627,558	9,792,844	2,998,236	1,998,015

Net Investment Income (Loss)	2,705,342	846,142	314,651	5,252,992	(1,696,198)	(1,956,343)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,159,201	465,988	2,860,757	29,095,227	15,357,608	1,472,091
Net realized gain distribution from the Portfolios	57,500,186	—	2,343,697	37,289,481	26,895,004	9,926,813

Net realized gain (loss)	60,659,387	465,988	5,204,454	66,384,708	42,252,612	11,398,904

Net change in unrealized appreciation (depreciation) of investments	84,882,878	22,429,314	11,451,213	79,536,403	20,326,864	30,964,310

Net Realized and Unrealized Gain (Loss) on Investments	145,542,265	22,895,302	16,655,667	145,921,111	62,579,476	42,363,214

Net Increase (Decrease) in Net Assets Resulting from Operations	$148,247,607	$23,741,444	$16,970,318	$151,174,103	$60,883,278	$40,406,871

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$91,634	$33,133,278	$1,685,349	$512,046	$156,419	$3,433,484
Expenses:
Asset-based charges	339,572	31,678,387	1,223,616	407,520	110,255	2,580,895
Less: Reduction for expense limitation	—	(5,727,119)	—	—	—	—

Net Expenses	339,572	25,951,268	1,223,616	407,520	110,255	2,580,895

Net Investment Income (Loss)	(247,938)	7,182,010	461,733	104,526	46,164	852,589

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,906,258)	138,957,077	(628,543)	445,654	44,929	(1,401,254)
Net realized gain distribution from the Portfolios	393,935	105,809,386	2,107,742	463,945	57,458	7,906,825

Net realized gain (loss)	(1,512,323)	244,766,463	1,479,199	909,599	102,387	6,505,571

Net change in unrealized appreciation (depreciation) of investments	8,839,269	329,709,349	5,721,027	2,680,894	554,525	16,930,932

Net Realized and Unrealized Gain (Loss) on Investments	7,326,946	574,475,812	7,200,226	3,590,493	656,912	23,436,503

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,079,008	$581,657,822	$7,661,959	$3,695,019	$703,076	$24,289,092

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*	EQ/FRANKLIN RISING DIVIDENDS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,312,394	$266,684	$30,376,450	$4,427,106	$2,294,519	$108,375
Expenses:
Asset-based charges	1,451,936	196,152	23,646,973	5,602,884	1,099,178	77,782

Net Investment Income (Loss)	860,458	70,532	6,729,477	(1,175,778)	1,195,341	30,593

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(197,193)	(232,274)	75,997,735	2,052,181	1,050,963	36,599
Net realized gain distribution from the Portfolios	—	—	38,180,259	—	1,710,976	31,480

Net realized gain (loss)	(197,193)	(232,274)	114,177,994	2,052,181	2,761,939	68,079

Net change in unrealized appreciation (depreciation) of investments	4,963,222	2,596,859	343,519,815	114,752,425	8,213,074	1,172,563

Net Realized and Unrealized Gain (Loss) on Investments	4,766,029	2,364,585	457,697,809	116,804,606	10,975,013	1,240,642

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,626,487	$2,435,117	$464,427,286	$115,628,828	$12,170,354	$1,271,235

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$173,471	$1,469,453	$395,125	$4,878,482	$514,175	$20,693
Expenses:
Asset-based charges	239,792	893,014	606,713	4,677,010	728,001	15,299

Net Investment Income (Loss)	(66,321)	576,439	(211,588)	201,472	(213,826)	5,394

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	297,087	(907,702)	(332,631)	15,145,856	604,319	43,600
Net realized gain distribution from the Portfolios	1,102,883	3,571,068	310,977	10,399,857	921,217	24,841

Net realized gain (loss)	1,399,970	2,663,366	(21,654)	25,545,713	1,525,536	68,441

Net change in unrealized appreciation (depreciation) of investments	2,720,553	10,031,376	2,590,860	50,897,621	13,384,598	157,700

Net Realized and Unrealized Gain (Loss) on Investments	4,120,523	12,694,742	2,569,206	76,443,334	14,910,134	226,141

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,054,202	$13,271,181	$2,357,618	$76,644,806	$14,696,308	$231,535

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$777,297	$3,176,181	$10,046,013	$317,231	$3,836,097	$2,463,714
Expenses:
Asset-based charges	632,257	2,020,187	4,572,726	159,622	2,116,433	1,497,319
Less: Reduction for expense limitation	(2,772)	—	—	—	—	—

Net Expenses	629,485	2,020,187	4,572,726	159,622	2,116,433	1,497,319

Net Investment Income (Loss)	147,812	1,155,994	5,473,287	157,609	1,719,664	966,395

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	141,360	1,864,748	497,134	104,898	3,601,833	4,933,854
Net realized gain distribution from the Portfolios	—	2,985,771	—	32,466	3,699,860	5,083,692

Net realized gain (loss)	141,360	4,850,519	497,134	137,364	7,301,693	10,017,546

Net change in unrealized appreciation (depreciation) of investments	1,129,981	23,885,874	59,345,106	2,023,373	22,592,724	13,675,847

Net Realized and Unrealized Gain (Loss) on Investments	1,271,341	28,736,393	59,842,240	2,160,737	29,894,417	23,693,393

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,419,153	$29,892,387	$65,315,527	$2,318,346	$31,614,081	$24,659,788

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,432,661	$1,506,104	$65,038	$2,261,043	$429,719	$2,197,117
Expenses:
Asset-based charges	1,154,389	1,056,085	4,549,347	2,175,971	427,248	4,257,938

Net Investment Income (Loss)	3,278,272	450,019	(4,484,309)	85,072	2,471	(2,060,821)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,768,903	1,251,771	1,055,685	1,743,736	2,404,318	8,882,712
Net realized gain distribution from the Portfolios	4,192,366	1,587,728	24,344,799	2,510,970	2,222,903	25,506,029

Net realized gain (loss)	5,961,269	2,839,499	25,400,484	4,254,706	4,627,221	34,388,741

Net change in unrealized appreciation (depreciation) of investments	8,665,551	16,848,357	82,840,856	35,343,320	3,600,438	63,006,937

Net Realized and Unrealized Gain (Loss) on Investments	14,626,820	19,687,856	108,241,340	39,598,026	8,227,659	97,395,678

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,905,092	$20,137,875	$103,757,031	$39,683,098	$8,230,130	$95,334,857

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,281,311	$2,376,300	$15,432,100	$6,360,190	$25,888	$2,345,506
Expenses:
Asset-based charges	10,048,479	1,250,780	10,442,521	2,806,787	1,230,646	2,175,216

Net Investment Income (Loss)	(6,767,168)	1,125,520	4,989,579	3,553,403	(1,204,758)	170,290

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	52,157,172	1,245,496	45,719,514	2,153,239	5,915,581	1,720,661
Net realized gain distribution from the Portfolios	62,967,141	5,848,795	48,506,929	2,438,016	5,562,728	5,627,485

Net realized gain (loss)	115,124,313	7,094,291	94,226,443	4,591,255	11,478,309	7,348,146

Net change in unrealized appreciation (depreciation) of investments	100,084,475	13,063,250	69,578,033	28,899,305	14,430,170	32,345,646

Net Realized and Unrealized Gain (Loss) on Investments	215,208,788	20,157,541	163,804,476	33,490,560	25,908,479	39,693,792

Net Increase (Decrease) in Net Assets Resulting from Operations	$208,441,620	$21,283,061	$168,794,055	$37,043,963	$24,703,721	$39,864,082

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,853,899	$31,037	$—	$3,585,024	$8,076,466	$6,414,207
Expenses:
Asset-based charges	6,582,267	2,389,213	2,421,670	1,521,054	8,797,843	6,096,403

Net Investment Income (Loss)	(2,728,368)	(2,358,176)	(2,421,670)	2,063,970	(721,377)	317,804

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	5,700,939	3,349,227	3,760,827	1,992,570	24,922,591	24,449,415
Net realized gain distribution from the Portfolios	1,380,090	786,394	—	176,698	29,350,496	26,466,660

Net realized gain (loss)	7,081,029	4,135,621	3,760,827	2,169,268	54,273,087	50,916,075

Net change in unrealized appreciation (depreciation) of investments	110,344,639	51,545,773	53,069,839	20,997,294	90,557,964	50,153,955

Net Realized and Unrealized Gain (Loss) on Investments	117,425,668	55,681,394	56,830,666	23,166,562	144,831,051	101,070,030

Net Increase (Decrease) in Net Assets Resulting from Operations	$114,697,300	$53,323,218	$54,408,996	$25,230,532	$144,109,674	$101,387,834

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*	EQ/PIMCO GLOBAL REAL RETURN*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$25,712,543	$1,344,016	$18,865,423	$1,075,404	$749,442	$1,593,826
Expenses:
Asset-based charges	20,112,655	969,033	14,765,717	828,500	2,550,902	496,494
Less: Reduction for expense limitation	(5,265,333)	—	—	(82,539)	—	—

Net Expenses	14,847,322	969,033	14,765,717	745,961	2,550,902	496,494

Net Investment Income (Loss)	10,865,221	374,983	4,099,706	329,443	(1,801,460)	1,097,332

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(6,349,873)	1,293,208	5,178,105	(463)	7,513,292	77,326
Net realized gain distribution from the Portfolios	74,713,795	2,026,884	74,707,983	3,758	—	23,175

Net realized gain (loss)	68,363,922	3,320,092	79,886,088	3,295	7,513,292	100,501

Net change in unrealized appreciation (depreciation) of investments	134,701,412	8,793,005	114,780,996	(2,332)	45,566,835	1,483,616

Net Realized and Unrealized Gain (Loss) on Investments	203,065,334	12,113,097	194,667,084	963	53,080,127	1,584,117

Net Increase (Decrease) in Net Assets Resulting from Operations	$213,930,555	$12,488,080	$198,766,790	$330,406	$51,278,667	$2,681,449

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	EQ/UBS GROWTH & INCOME*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,702,371	$1,148,666	$3,614,357	$—	$865,464	$195,534
Expenses:
Asset-based charges	945,267	942,860	3,993,587	9,644,427	582,984	502,811

Net Investment Income (Loss)	757,104	205,806	(379,230)	(9,644,427)	282,480	(307,277)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(10,302)	(258,664)	(1,601,971)	35,014,372	883,731	330,887
Net realized gain distribution from the Portfolios	—	—	20,728,524	19,641,229	3,062,173	1,089,593

Net realized gain (loss)	(10,302)	(258,664)	19,126,553	54,655,601	3,945,904	1,420,480

Net change in unrealized appreciation (depreciation) of investments	237,781	3,177,336	46,959,693	148,161,108	3,968,009	10,468,487

Net Realized and Unrealized Gain (Loss) on Investments	227,479	2,918,672	66,086,246	202,816,709	7,913,913	11,888,967

Net Increase (Decrease) in Net Assets Resulting from Operations	$984,583	$3,124,478	$65,707,016	$193,172,282	$8,196,393	$11,581,690

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/WELLINGTON ENERGY*	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	INVESCO OPPENHEIMER V.I. MAIN STREET FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. HIGH YIELD FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$400,742	$286,739	$436,257	$64,722	$1,580,394	$2,682,148
Expenses:
Asset-based charges	514,922	169,058	739,274	88,026	615,729	553,889

Net Investment Income (Loss)	(114,180)	117,681	(303,017)	(23,304)	964,665	2,128,259

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5,114,111)	(80,132)	(1,068,467)	(18,860)	353,386	(61,481)
Net realized gain distribution from the Portfolios	—	903,843	6,513,543	1,283,910	3,214,980	—

Net realized gain (loss)	(5,114,111)	823,711	5,445,076	1,265,050	3,568,366	(61,481)

Net change in unrealized appreciation (depreciation) of investments	5,007,076	2,378,192	6,493,386	774,618	7,176,257	2,840,970

Net Realized and Unrealized Gain (Loss) on Investments	(107,035)	3,201,903	11,938,462	2,039,668	10,744,623	2,779,489

Net Increase (Decrease) in Net Assets Resulting from Operations	$(221,215)	$3,319,584	$11,635,445	$2,016,364	$11,709,288	$4,907,748

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$50,303	$—	$16,780,812	$—	$100,645	$90,645
Expenses:
Asset-based charges	279,108	126,152	3,116,267	473,598	250,410	308,945

Net Investment Income (Loss)	(228,805)	(126,152)	13,664,545	(473,598)	(149,765)	(218,300)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(572,039)	(263,865)	(3,967,658)	(799,585)	453,205	686,045
Net realized gain distribution from the Portfolios	2,580,842	1,334,785	—	3,083,904	1,225,130	2,092,695

Net realized gain (loss)	2,008,803	1,070,920	(3,967,658)	2,284,319	1,678,335	2,778,740

Net change in unrealized appreciation (depreciation) of investments	2,923,571	1,247,804	13,969,383	5,176,333	3,547,329	5,237,815

Net Realized and Unrealized Gain (Loss) on Investments	4,932,374	2,318,724	10,001,725	7,460,652	5,225,664	8,016,555

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,703,569	$2,192,572	$23,666,270	$6,987,054	$5,075,899	$7,798,255

The accompanying notes are an integral part of these financial statements.

FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,050,712	$2,272,479	$—	$675,346	$347,771	$366,605
Expenses:
Asset-based charges	8,945,962	1,296,480	1,093,507	623,657	2,945,837	98,427
Less: Reduction for expense limitation	(2,900,124)	—	—	—	—	—

Net Expenses	6,045,838	1,296,480	1,093,507	623,657	2,945,837	98,427

Net Investment Income (Loss)	(995,126)	975,999	(1,093,507)	51,689	(2,598,066)	268,178

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	42,186,969	(242,239)	483,708	2,742,351	13,856,016	(467,762)
Net realized gain distribution from the Portfolios	57,025,812	922,410	6,947,481	3,694,578	21,295,356	—

Net realized gain (loss)	99,212,781	680,171	7,431,189	6,436,929	35,151,372	(467,762)

Net change in unrealized appreciation (depreciation) of investments	84,824,839	4,514,160	15,691,004	3,615,586	35,290,452	985,217

Net Realized and Unrealized Gain (Loss) on Investments	184,037,620	5,194,331	23,122,193	10,052,515	70,441,824	517,455

Net Increase (Decrease) in Net Assets Resulting from Operations	$183,042,494	$6,170,330	$22,028,686	$10,104,204	$67,843,758	$785,633

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$317,684	$1,443,034	$1,677,126	$1,376,846	$352,541	$5,014,434	$—
Expenses:
Asset-based charges	206,552	973,681	1,187,551	996,392	219,784	839,239	241,703

Net Investment Income (Loss)	111,132	469,353	489,575	380,454	132,757	4,175,195	(241,703)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(204,512)	895,409	1,371,913	1,243,758	332,005	(546,329)	(1,018,070)
Net realized gain distribution from the Portfolios	774,466	3,253,761	2,733,897	2,568,502	—	—	—

Net realized gain (loss)	569,954	4,149,170	4,105,810	3,812,260	332,005	(546,329)	(1,018,070)

Net change in unrealized appreciation (depreciation) of investments	1,564,926	8,875,702	13,684,173	12,647,803	3,784,172	(3,086,261)	3,143,451

Net Realized and Unrealized Gain (Loss) on Investments	2,134,880	13,024,872	17,789,983	16,460,063	4,116,177	(3,632,590)	2,125,381

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,246,012	$13,494,225	$18,279,558	$16,840,517	$4,248,934	$542,605	$1,883,678

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT CONVERTIBLE SECURITIES*(a)		1290 VT DOUBLELINE DYNAMIC ALLOCATION*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$6,785	$359	$110,151	$44,648	$252,306	$170,653
Net realized gain (loss)	3,398	298	551,628	374,883	23,494	(25,393)
Net change in unrealized appreciation (depreciation) of investments	8,887	(1,305)	1,195,346	(1,020,808)	413,550	(286,996)

Net increase (decrease) in net assets resulting from operations	19,070	(648)	1,857,125	(601,277)	689,350	(141,736)

From Contractowners Transactions:
Payments received from contractowners	78,374	—	1,614,061	1,827,194	3,399,456	2,825,241
Transfers between Variable Investment Options including guaranteed interest account, net	113,052	15,712	404,195	(1,394,588)	1,016,708	366,566
Redemptions for contract benefits and terminations	(3,287)	—	(951,432)	(521,527)	(586,132)	(495,722)
Contract maintenance charges	—	—	(17,051)	(17,642)	(11,468)	(7,289)

Net increase (decrease) in net assets resulting from contractowners transactions	188,139	15.712	1,049,773	(106,563)	3,818,564	2,688,796

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	8	(9)	—	—	173	69

Net Increase (Decrease) in Net Assets	207,217	15,055	2,906,898	(707,840)	4,508,087	2,547,129
Net Assets — Beginning of Year or Period	15,055	—	10,732,111	11,439,951	8,971,783	6,424,654

Net Assets — End of Year or Period	$222,272	$15,055	$13,639,009	$10,732,111	$13,479,870	$8,971,783

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.

FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,129,843	$833,150	$455,885	$31,117	$(6,704,525)	$(7,267,911)
Net realized gain (loss)	(8,645,246)	27,167,058	53,068	362,041	40,425,022	82,877,340
Net change in unrealized appreciation (depreciation) of investments	28,995,146	(42,246,578)	607,347	(1,430,500)	165,972,177	(254,592,184)

Net increase (decrease) in net assets resulting from operations	21,479,743	(14,246,370)	1,116,300	(1,037,342)	199,692,674	(178,982,755)

From Contractowners Transactions:
Payments received from contractowners	6,499,948	7,180,698	831,211	868,191	115,434,247	117,673,584
Transfers between Variable Investment Options including guaranteed interest account, net	(3,090,331)	(4,613,175)	(292,222)	453,952	(19,721,606)	(10,044,077)
Redemptions for contract benefits and terminations	(9,228,759)	(9,240,480)	(1,526,312)	(1,784,240)	(65,669,378)	(70,418,328)
Contract maintenance charges	(54,737)	(59,071)	(7,577)	(8,028)	(701,523)	(668,451)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,873,879)	(6,732,028)	(994,900)	(470,125)	29,341,740	36,542,728

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(6)	—	—	—	3,242	—

Net Increase (Decrease) in Net Assets	15,605,858	(20,978,398)	121,400	(1,507,467)	229,037,656	(142,440,027)
Net Assets — Beginning of Year or Period	96,569,629	117,548,027	15,744,371	17,251,838	903,708,753	1,046,148,780

Net Assets — End of Year or Period	$112,175,487	$96,569,629	$15,865,771	$15,744,371	$1,132,746,409	$903,708,753

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT HIGH YIELD BOND*		1290 VT LOW VOLATILITY GLOBAL EQUITY*(a)		1290 VT MICRO CAP*(a)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$812,819	$634,183	$1,031	$361	$(3,154)	$(133)
Net realized gain (loss)	32,911	(68,814)	2,473	19	27,172	7,813
Net change in unrealized appreciation (depreciation) of investments	1,008,918	(1,069,763)	1,566	(925)	28,067	(14,850)

Net increase (decrease) in net assets resulting from operations	1,854,648	(504,394)	5,070	(545)	52,085	(7,170)

From Contractowners Transactions:
Payments received from contractowners	3,730,508	3,177,511	55,808	—	63,828	—
Transfers between Variable Investment Options including guaranteed interest account, net	2,621,289	103,287	970	15,713	113,049	143,924
Redemptions for contract benefits and terminations	(1,276,003)	(1,274,101)	(202)	—	(9,555)	—
Contract maintenance charges	(18,021)	(14,162)	—	—	(7)	—

Net increase (decrease) in net assets resulting from contractowners transactions	5,057,773	1,992,535	56,576	15,713	167,315	143,924

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	112	194	—	—	8	—

Net Increase (Decrease) in Net Assets	6,912,533	1,488,335	61,646	15,168	219,408	136,754
Net Assets — Beginning of Year or Period	14,452,919	12,964,584	15,168	—	136,754	—

Net Assets — End of Year or Period	$21,365,452	$14,452,919	$76,814	$15,168	$356,162	$136,754

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.

FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT SMALL CAP VALUE*		1290 VT SMARTBETA EQUITY*		1290 VT SOCIALLY RESPONSIBLE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,969	$5,283	$11,960	$8,202	$(178,822)	$(167,692)
Net realized gain (loss)	203,564	183,092	127,714	122,157	2,751,455	3,810,491
Net change in unrealized appreciation (depreciation) of investments	644,902	(721,376)	663,696	(297,969)	12,191,139	(6,618,422)

Net increase (decrease) in net assets resulting from operations	852,435	(533,001)	803,370	(167,610)	14,763,772	(2,975,623)

From Contractowners Transactions:
Payments received from contractowners	1,890,601	961,124	1,512,983	998,255	5,358,387	4,593,592
Transfers between Variable Investment Options including guaranteed interest account, net	408,554	868,118	799,245	483,176	(528,937)	(1,190,221)
Redemptions for contract benefits and terminations	(136,361)	(114,105)	(133,592)	(64,976)	(4,013,047)	(3,717,763)
Contract maintenance charges	(4,876)	(1,794)	(4,415)	(2,773)	(42,925)	(36,714)

Net increase (decrease) in net assets resulting from contractowners transactions	2,157,918	1,713,343	2,174,221	1,413,682	773,478	(351,106)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	253	—	1,052	245	—	13

Net Increase (Decrease) in Net Assets	3,010,606	1,180,342	2,978,643	1,246,317	15,537,250	(3,326,716)
Net Assets — Beginning of Year or Period	2,897,745	1,717,403	2,503,660	1,257,343	51,158,970	54,485,686

Net Assets — End of Year or Period	$5,908,351	$2,897,745	$5,482,303	$2,503,660	$66,696,220	$51,158,970

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	ALL ASSET GROWTH-ALT 20*		AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM		CHARTERSM MODERATE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$412,690	$457,762	$754,823	$511,619	$5,039	$1,189
Net realized gain (loss)	3,684,028	3,610,624	(35,460)	(303,569)	9,445	2,292
Net change in unrealized appreciation (depreciation) of investments	9,291,539	(11,303,094)	3,109,920	(1,122,030)	31,393	(27,271)

Net increase (decrease) in net assets resulting from operations	13,388,257	(7,234,708)	3,829,283	(913,980)	45,877	(23,790)

From Contractowners Transactions:
Payments received from contractowners	8,861,425	9,744,343	7,797,137	7,543,145	84,723	121,181
Transfers between Variable Investment Options including guaranteed interest account, net	(3,126,377)	(5,081,458)	5,217,252	(481,721)	54,407	(72,781)
Redemptions for contract benefits and terminations	(6,229,596)	(5,311,578)	(4,044,578)	(3,710,204)	(7,740)	(41,014)
Contract maintenance charges	(73,337)	(79,159)	(39,278)	(35,073)	(210)	(133)

Net increase (decrease) in net assets resulting from contractowners transactions	(567,885)	(727,852)	8,930,533	3,316,147	131,180	7,253

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(7)	(12)	230	109	—	—

Net Increase (Decrease) in Net Assets	12,820,365	(7,962,572)	12,760,046	2,402,276	177,057	(16,537)
Net Assets — Beginning of Year or Period	76,081,917	84,044,489	47,002,412	44,600,136	307,486	324,023

Net Assets — End of Year or Period	$88,902,282	$76,081,917	$59,762,458	$47,002,412	$484,543	$307,486

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	CHARTERSM MULTI- SECTOR BOND*		CHARTERSM SMALL CAP GROWTH*		CHARTERSM SMALL CAP VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$634,562	$756,156	$313,331	$1,153,636	$(907,389)	$(190,256)
Net realized gain (loss)	(787,555)	(1,398,413)	7,337,277	6,677,280	9,545,963	8,407,670
Net change in unrealized appreciation (depreciation) of investments	4,402,648	(818,004)	5,632,509	(10,738,671)	12,967,069	(23,564,739)

Net increase (decrease) in net assets resulting from operations	4,249,655	(1,460,261)	13,283,117	(2,907,755)	21,605,643	(15,347,325)

From Contractowners Transactions:
Payments received from contractowners	4,547,787	4,977,469	2,366,202	2,423,750	4,234,791	4,508,888
Transfers between Variable Investment Options including guaranteed interest account, net	(1,162,717)	(1,549,187)	122,664	(61,026)	(2,720,851)	(3,264,487)
Redemptions for contract benefits and terminations	(6,980,001)	(7,665,850)	(3,424,070)	(3,753,173)	(7,815,831)	(9,165,219)
Contract maintenance charges	(56,467)	(59,190)	(21,737)	(22,437)	(50,552)	(58,483)
Adjustments to net assets allocated to contracts in payout period	11,778	21,602	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(3,639,620)	(4,275,156)	(956,941)	(1,412,886)	(6,352,443)	(7,979,301)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(11,778)	(92,603)	(707)	(1,029)	(3,131)	(3,759)

Net Increase (Decrease) in Net Assets	598,257	(5,828,020)	12,325,469	(4,321,670)	15,250,069	(23,330,385)
Net Assets — Beginning of Year or Period	77,678,189	83,506,209	42,712,332	47,034,002	95,332,435	118,662,820

Net Assets — End of Year or Period	$78,276,446	$77,678,189	$55,037,801	$42,712,332	$110,582,504	$95,332,435

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(34,677)	$(41,602)	$121,806	$(24,540)	$(21,600)	$(35,411)
Net realized gain (loss)	467,164	1,607,820	1,852,608	2,076,477	317,091	824,534
Net change in unrealized appreciation (depreciation) of investments	3,275,467	(3,897,684)	5,629,144	(4,040,654)	1,452,749	(1,917,408)

Net increase (decrease) in net assets resulting from operations	3,707,954	(2,331,466)	7,603,558	(1,988,717)	1,748,240	(1,128,285)

From Contractowners Transactions:
Payments received from contractowners	2,371,184	2,342,731	3,363,550	3,185,015	1,180,000	1,189,622
Transfers between Variable Investment Options including guaranteed interest account, net	158,932	181,970	1,162,116	122,400	(64,899)	302,255
Redemptions for contract benefits and terminations	(1,133,102)	(1,312,501)	(2,224,322)	(1,749,913)	(638,780)	(690,143)
Contract maintenance charges	(14,827)	(14,218)	(23,500)	(22,063)	(7,755)	(6,922)

Net increase (decrease) in net assets resulting from contractowners transactions	1,382,187	1,197,982	2,277,844	1,535,439	468,566	794,812

Net Increase (Decrease) in Net Assets	5,090,141	(1,133,484)	9,881,402	(453,278)	2,216,806	(333,473)
Net Assets — Beginning of Year or Period	15,353,538	16,487,022	26,148,027	26,601,305	7,425,087	7,758,560

Net Assets — End of Year or Period	$20,443,679	$15,353,538	$36,029,429	$26,148,027	$9,641,893	$7,425,087

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AB DYNAMIC MODERATE GROWTH*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(12,677)	$(13,157)	$(4,506,044)	$(4,823,824)	$2,705,342	$2,447,018
Net realized gain (loss)	793,563	517,750	38,282,566	71,773,915	60,659,387	54,467,651
Net change in unrealized appreciation (depreciation) of investments	1,644,700	(1,790,411)	55,713,955	(99,934,897)	84,882,878	(127,309,715)

Net increase (decrease) in net assets resulting from operations	2,425,586	(1,285,818)	89,490,477	(32,984,806)	148,247,607	(70,395,046)

From Contractowners Transactions:
Payments received from contractowners	1,807,968	2,432,956	22,057,719	18,271,944	63,835,747	64,930,791
Transfers between Variable Investment Options including guaranteed interest account, net	(430,633)	(770,575)	(1,624,274)	(6,744,774)	(20,976,803)	(21,537,693)
Redemptions for contract benefits and terminations	(1,684,465)	(2,355,091)	(29,453,052)	(32,641,066)	(43,392,558)	(45,523,069)
Contract maintenance charges	(24,297)	(24,747)	(186,530)	(192,474)	(865,428)	(888,079)
Adjustments to net assets allocated to contracts in payout period	—	—	(269,913)	390,455	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(331,427)	(717,457)	(9,476,050)	(20,915,915)	(1,399,042)	(3,018,050)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	(9)	269,913	(307,458)	(14)	140

Net Increase (Decrease) in Net Assets	2,094,159	(2,003,284)	80,284,340	(54,208,179)	146,848,551	(73,412,956)
Net Assets — Beginning of Year or Period	16,916,008	18,919,292	342,696,643	396,904,822	646,106,484	719,519,440

Net Assets — End of Year or Period	$19,010,167	$16,916,008	$422,980,983	$342,696,643	$792,955,035	$646,106,484

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AMERICAN CENTURY MID CAP VALUE*(a)(b)		EQ/BALANCED STRATEGY*		EQ/BLACKROCK BASIC VALUE EQUITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$846,142	$285,209	$314,651	$(110,434)	$5,252,992	$2,626,800
Net realized gain (loss)	465,988	(114,911)	5,204,454	5,698,245	66,384,708	114,266,943
Net change in unrealized appreciation (depreciation) of investments	22,429,314	(9,724,062)	11,451,213	(12,443,190)	79,536,403	(186,267,444)

Net increase (decrease) in net assets resulting from operations	23,741,444	(9,553,764)	16,970,318	(6,855,379)	151,174,103	(69,373,701)

From Contractowners Transactions:
Payments received from contractowners	22,773,687	5,089,424	6,928,990	5,676,529	59,064,945	59,914,505
Transfers between Variable Investment Options including guaranteed interest account, net	(2,334,020)	86,347,665	628,420	(303,746)	(18,166,775)	(27,532,883)
Redemptions for contract benefits and terminations	(4,753,613)	(1,034,364)	(9,766,819)	(9,970,672)	(55,042,915)	(59,207,258)
Contract maintenance charges	(122,993)	(25,049)	(1,249,733)	(1,279,528)	(422,680)	(444,505)

Net increase (decrease) in net assets resulting from contractowners transactions	15,563,061	90,377,676	(3,459,142)	(5,877,417)	(14,567,425)	(27,270,141)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	1,549	1,780	(8)	2,513	(9)	43,216

Net Increase (Decrease) in Net Assets	39,306,054	80,825,692	13,511,168	(12,730,283)	136,606,669	(96,600,626)
Net Assets — Beginning of Year or Period	80,825,692	—	120,009,714	132,739,997	694,917,147	791,517,773

Net Assets — End of Year or Period	$120,131,746	$80,825.692	$133,520,882	$120,009,714	$831,523,816	$694,917,147

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(b)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CAPITAL GUARDIAN RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,696,198)	$(1,671,644)	$(1,956,343)	$(1,802,472)	$(247,938)	$598,477
Net realized gain (loss)	42,252,612	44,107,481	11,398,904	14,388,819	(1,512,323)	13,823,078
Net change in unrealized appreciation (depreciation) of investments	20,326,864	(54,661,609)	30,964,310	(13,579,950)	8,839,269	(17,278,033)

Net increase (decrease) in net assets resulting from operations	60,883,278	(12,225,772)	40,406,871	(993,603)	7,079,008	(2,856,478)

From Contractowners Transactions:
Payments received from contractowners	8,009,030	9,068,612	5,176,981	5,877,802	1,218,660	1,145,765
Transfers between Variable Investment Options including guaranteed interest account, net	(4,786,954)	(6,904,479)	(7,954,196)	(11,986,031)	(369,397)	(1,205,581)
Redemptions for contract benefits and terminations	(16,265,281)	(17,611,618)	(14,260,922)	(14,740,472)	(2,269,735)	(2,227,955)
Contract maintenance charges	(71,322)	(74,056)	(43,379)	(44,779)	(27,536)	(27,702)

Net increase (decrease) in net assets resulting from contractowners transactions	(13,114,527)	(15,521,541)	(17,081,516)	(20,893,480)	(1,448,008)	(2,315,473)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	5	5	—	—

Net Increase (Decrease) in Net Assets	47,768,751	(27,747,313)	23,325,360	(21,887,078)	5,631,000	(5,171,951)
Net Assets — Beginning of Year or Period	198,896,833	226,644,146	138,905,955	160,793,033	22,768,524	27,940,475

Net Assets — End of Year or Period	$246,665,584	$198,896,833	$162,231,315	$138,905,955	$28,399,524	$22,768,524

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,182,010	$4,393,528	$461,733	$276,946	$104,526	$3,158
Net realized gain (loss)	244,766,463	263,974,666	1,479,199	1,556,488	909,599	1,090,053
Net change in unrealized appreciation (depreciation) of investments	329,709,349	(416,528,514)	5,721,027	(4,653,684)	2,680,894	(2,483,394)

Net increase (decrease) in net assets resulting from operations	581,657,822	(148,160,320)	7,661,959	(2,820,250)	3,695,019	(1,390,183)

From Contractowners Transactions:
Payments received from contractowners	61,929,128	56,435,102	8,952,259	7,504,901	4,298,413	3,686,033
Transfers between Variable Investment Options including guaranteed interest account, net	(48,143,910)	(47,110,915)	817,799	(2,269,399)	419,146	614,295
Redemptions for contract benefits and terminations	(208,305,940)	(211,845,122)	(11,580,923)	(11,572,474)	(2,891,798)	(2,353,452)
Contract maintenance charges	(981,355)	(1,016,467)	(168,823)	(180,213)	(134,775)	(136,900)
Adjustments to net assets allocated to contracts in payout period	(1,125,956)	2,454,830	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(196,628,033)	(201,082,572)	(1,979,688)	(6,517,185)	1,690,986	1,809,976

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	1,487,900	(2,382,112)	(850)	234	(5)	—

Net Increase (Decrease) in Net Assets	386,517,689	(351,625,004)	5,681,421	(9,337,201)	5,386,000	419,793
Net Assets — Beginning of Year or Period	2,090,260,185	2,441,885,189	97,138,590	106,475,791	30,085,180	29,665,387

Net Assets — End of Year or Period	$2,476,777,874	$2,090,260,185	$102,820,011	$97,138,590	$35,471,180	$30,085,180

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$46,164	$1,911	$852,589	$568,769	$860,458	$763,971
Net realized gain (loss)	102,387	274,982	6,505,571	8,760,387	(197,193)	(670,503)
Net change in unrealized appreciation (depreciation) of investments	554,525	(518,616)	16,930,932	(19,621,941)	4,963,222	(1,226,222)

Net increase (decrease) in net assets resulting from operations	703,076	(241,723)	24,289,092	(10,292,785)	5,626,487	(1,132,754)

From Contractowners Transactions:
Payments received from contractowners	1,016,940	787,459	19,942,779	22,882,666	10,533,183	11,226,801
Transfers between Variable Investment Options including guaranteed interest account, net	666,282	(93,549)	(5,559,877)	(7,949,747)	3,089,238	(800,175)
Redemptions for contract benefits and terminations	(629,950)	(1,309,654)	(19,811,520)	(22,214,334)	(9,466,891)	(10,155,055)
Contract maintenance charges	(58,122)	(61,097)	(350,640)	(375,162)	(83,432)	(83,649)

Net increase (decrease) in net assets resulting from contractowners transactions	995,150	(676,841)	(5,779,258)	(7,656,577)	4,072,098	187,922

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(27)	(25)	(8)	5	—	—

Net Increase (Decrease) in Net Assets	1,698,199	(918,589)	18,509,826	(17,949,357)	9,698,585	(944,832)
Net Assets — Beginning of Year or Period	8,883,053	9,801,642	202,613,565	220,562,922	113,194,292	114,139,124

Net Assets — End of Year or Period	$10,581,252	$8,883,053	$221,123,391	$202,613,565	$122,892,877	$113,194,292

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/EMERGING MARKETS EQUITY PLUS*		EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*(a)(c)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$70,532	$21,465	$6,729,477	$3,243,990	$(1,175,778)	$(29,087)
Net realized gain (loss)	(232,274)	652,753	114,177,994	119,125,969	2,052,181	(722,527)
Net change in unrealized appreciation (depreciation) of investments	2,596,859	(3,338,002)	343,519,815	(226,237,774)	114,752,425	(50,425,726)

Net increase (decrease) in net assets resulting from operations	2,435,117	(2,663,784)	464,427,286	(103,867,815)	115,628,828	(51,177,340)

From Contractowners Transactions:
Payments received from contractowners	2,797,414	2,969,564	181,718,842	152,332,600	44,206,762	10,389,079
Transfers between Variable Investment Options including guaranteed interest account, net	(160,255)	1,330,892	(8,948,998)	8,593,767	(18,884,330)	440,614,693
Redemptions for contract benefits and terminations	(950,355)	(990,059)	(118,047,271)	(114,043,892)	(31,117,158)	(6,029,920)
Contract maintenance charges	(12,857)	(9,625)	(1,122,673)	(989,367)	(261,276)	(60,798)
Adjustments to net assets allocated to contracts in payout period	—	—	(585,413)	622,694	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	1,673,947	3,300,772	53,014,487	46,515,802	(6,056,002)	444,913,054

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(9)	904	603,014	(919,927)	(7)	5

Net Increase (Decrease) in Net Assets	4,109,055	637,892	518,044,787	(58,271,940)	109,572,819	393,735,719
Net Assets — Beginning of Year or Period	13,777,782	13,139,890	1,579,158,004	1,637,429,944	393,735,719	—

Net Assets — End of Year or Period	$17,886,837	$13,777,782	$2,097,202,791	$1,579,158,004	$503,308,538	$393,735,719

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(c)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.

FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*		EQ/FRANKLIN RISING DIVIDENDS*(a)		EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,195,341	$1,428,362	$30,593	$1,123	$(66,321)	$(134,877)
Net realized gain (loss)	2,761,939	6,030,416	68,079	(181)	1,399,970	3,717,171
Net change in unrealized appreciation (depreciation) of investments	8,213,074	(12,301,281)	1,172,563	(65,283)	2,720,553	(6,359,128)

Net increase (decrease) in net assets resulting from operations	12,170,354	(4,842,503)	1,271,235	(64,341)	4,054,202	(2,776,834)

From Contractowners Transactions:
Payments received from contractowners	4,968,938	6,292,298	3,070,840	221,674	1,185,629	1,261,871
Transfers between Variable Investment Options including guaranteed interest account, net	(1,952,681)	(3,491,841)	5,437,874	1,184,759	(616,097)	(656,442)
Redemptions for contract benefits and terminations	(7,526,550)	(9,482,913)	(158,483)	(1,455)	(1,485,179)	(1,489,948)
Contract maintenance charges	(62,305)	(66,487)	(175)	—	(10,063)	(10,454)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,572,598)	(6,748,943)	8,350,056	1,404,978	(925,710)	(894,973)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	430	49	1,038	246

Net Increase (Decrease) in Net Assets	7,597,756	(11,591,446)	9,621,721	1,340,686	3,129,530	(3,671,561)
Net Assets — Beginning of Year or Period	82,609,512	94,200,958	1,340,686	—	17,249,288	20,920,849

Net Assets — End of Year or Period	$90,207,268	$82,609,512	$10,962,407	$1,340,686	$20,378,818	$17,249,288

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.

FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*		EQ/GLOBAL BOND PLUS*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$576,439	$706,752	$(211,588)	$36,510	$201,472	$(1,006,250)
Net realized gain (loss)	2,663,366	18,447,420	(21,654)	(888,604)	25,545,713	45,457,453
Net change in unrealized appreciation (depreciation) of investments	10,031,376	(26,381,898)	2,590,860	(697,937)	50,897,621	(95,627,850)

Net increase (decrease) in net assets resulting from operations	13,271,181	(7,227,726)	2,357,618	(1,550,031)	76,644,806	(51,176,647)

From Contractowners Transactions:
Payments received from contractowners	5,062,923	5,763,747	3,386,120	4,201,689	18,444,651	20,032,246
Transfers between Variable Investment Options including guaranteed interest account, net	(2,570,624)	(3,054,268)	(1,752,296)	(727,723)	(12,563,733)	(12,767,709)
Redemptions for contract benefits and terminations	(6,526,798)	(5,648,447)	(5,045,801)	(6,146,189)	(27,827,871)	(29,654,825)
Contract maintenance charges	(60,201)	(65,560)	(29,007)	(30,474)	(179,899)	(197,004)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,094,700)	(3,004,528)	(3,440,984)	(2,702,697)	(22,126,852)	(22,587,292)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	—	9,453	—

Net Increase (Decrease) in Net Assets	9,176,481	(10,232,254)	(1,083,366)	(4,252,728)	54,527,407	(73,763,939)
Net Assets — Beginning of Year or Period	66,163,135	76,395,389	49,647,281	53,900,009	332,481,616	406,245,555

Net Assets — End of Year or Period	$75,339,616	$66,163,135	$48,563,915	$49,647,281	$387,009,023	$332,481,616

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/GOLDMAN SACHS MID CAP VALUE*(a)(d)		EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(213,826)	$(15,223)	$5,394	$(38)	$147,812	$(2,839)
Net realized gain (loss)	1,525,536	(56,646)	68,441	79,665	141,360	(115,307)
Net change in unrealized appreciation (depreciation) of investments	13,384,598	(5,216,599)	157,700	(176,494)	1,129,981	(147,332)

Net increase (decrease) in net assets resulting from operations	14,696,308	(5,288,468)	231,535	(96,867)	1,419,153	(265,478)

From Contractowners Transactions:
Payments received from contractowners	5,343,007	1,132,922	7,000	6,726	2,188,390	2,526,022
Transfers between Variable Investment Options including guaranteed interest account, net	(1,913,393)	55,201,043	—	—	609,307	(439,506)
Redemptions for contract benefits and terminations	(3,997,766)	(631,993)	(114,272)	(143,921)	(4,582,255)	(5,316,806)
Contract maintenance charges	(29,510)	(6,719)	—	(13)	(33,026)	(37,503)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	8,929	31,755

Net increase (decrease) in net assets resulting from contractowners transactions	(597,662)	55,695,253	(107,272)	(137,208)	(1,808,655)	(3,236,038)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	1,791	—	(8)	(11,396)	11,964

Net Increase (Decrease) in Net Assets	14,098,646	50,408,576	124,263	(234,083)	(400,898)	(3,489,552)
Net Assets — Beginning of Year or Period	50,408,576	—	1,294,297	1,528,380	50,279,666	53,769,218

Net Assets — End of Year or Period	$64,507,222	$50,408,576	$1,418,560	$1,294,297	$49,878,768	$50,279,666

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(d)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,155,994	$718,932	$5,473,287	$4,008,521	$157,609	$80,635
Net realized gain (loss)	4,850,519	3,938,397	497,134	3,027,510	137,364	100,301
Net change in unrealized appreciation (depreciation) of investments	23,885,874	(32,353,036)	59,345,106	(69,984,100)	2,023,373	(2,245,687)

Net increase (decrease) in net assets resulting from operations	29,892,387	(27,695,707)	65,315,527	(62,948,069)	2,318,346	(2,064,751)

From Contractowners Transactions:
Payments received from contractowners	10,425,136	10,940,217	22,671,626	18,531,809	1,796,859	1,743,123
Transfers between Variable Investment Options including guaranteed interest account, net	(3,957,323)	(3,673,355)	(1,168,198)	(5,518,424)	(128,053)	190,789
Redemptions for contract benefits and terminations	(12,013,995)	(13,137,648)	(27,811,377)	(31,561,686)	(985,855)	(826,577)
Contract maintenance charges	(78,915)	(87,652)	(171,035)	(187,030)	(9,373)	(8,510)
Adjustments to net assets allocated to contracts in payout period	—	—	(123,289)	348,127	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(5,625,097)	(5,958,438)	(6,602,273)	(18,387,204)	673,578	1,098,825

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	123,289	(216,493)	—	—

Net Increase (Decrease) in Net Assets	24,267,290	(33,654,145)	58,836,543	(81,551,766)	2,991,924	(965,926)
Net Assets — Beginning of Year or Period	145,289,914	178,944,059	320,156,062	401,707,828	11,295,290	12,261,216

Net Assets — End of Year or Period	$169,557,204	$145,289,914	$378,992,605	$320,156,062	$14,287,214	$11,295,290

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL REAL ESTATE*(a)(e)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,719,664	$768,344	$966,395	$317,436	$3,278,272	$270,041
Net realized gain (loss)	7,301,693	3,214,629	10,017,546	10,734,352	5,961,269	37,100
Net change in unrealized appreciation (depreciation) of investments	22,592,724	(36,821,113)	13,675,847	(27,806,770)	8,665,551	(1,588,691)

Net increase (decrease) in net assets resulting from operations	31,614,081	(32,838,140)	24,659,788	(16,754,982)	17,905,092	(1,281,550)

From Contractowners Transactions:
Payments received from contractowners	9,169,550	10,061,785	7,761,424	8,162,693	10,160,563	2,185,863
Transfers between Variable Investment Options including guaranteed interest account, net	(4,703,443)	(5,249,871)	(3,372,829)	(1,459,585)	(4,454,158)	85,912,933
Redemptions for contract benefits and terminations	(11,846,697)	(13,911,637)	(9,947,064)	(10,902,078)	(6,773,644)	(1,367,880)
Contract maintenance charges	(80,046)	(91,852)	(50,835)	(53,737)	(52,356)	(11,965)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,460,636)	(9,191,575)	(5,609,304)	(4,252,707)	(1,119,595)	86,718,951

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	—	—	2,859

Net Increase (Decrease) in Net Assets	24,153,445	(42,029,715)	19,050,484	(21,007,689)	16,785,497	85,440,260
Net Assets — Beginning of Year or Period	152,725,050	194,754,765	107,363,981	128,371,670	85,440,260	—

Net Assets — End of Year or Period	$176,878,495	$152,725,050	$126,414,465	$107,363,981	$102,225,757	$85,440,260

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(e)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.

FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INVESCO INTERNATIONAL GROWTH*(a)(f)		EQ/JANUS ENTERPRISE*		EQ/JPMORGAN VALUE OPPORTUNITIES*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$450,019	$(25,999)	$(4,484,309)	$(4,065,915)	$85,072	$(245,797)
Net realized gain (loss)	2,839,499	(52,073)	25,400,484	17,865,388	4,254,706	20,828,375
Net change in unrealized appreciation (depreciation) of investments	16,848,357	(4,051,141)	82,840,856	(22,973,750)	35,343,320	(48,790,083)

Net increase (decrease) in net assets resulting from operations	20,137,875	(4,129,213)	103,757,031	(9,174,277)	39,683,098	(28,207,505)

From Contractowners Transactions:
Payments received from contractowners	11,138,695	2,457,784	32,891,120	29,701,726	25,162,650	23,594,517
Transfers between Variable Investment Options including guaranteed interest account, net	(3,472,732)	77,200,914	(5,033,660)	(5,740,378)	3,540,683	19,777,540
Redemptions for contract benefits and terminations	(5,574,454)	(982,235)	(23,437,132)	(21,956,588)	(12,084,772)	(11,724,449)
Contract maintenance charges	(57,179)	(12,578)	(187,866)	(177,417)	(111,757)	(81,098)

Net increase (decrease) in net assets resulting from contractowners transactions	2,034,330	78,663,885	4,232,462	1,827,343	16,506,804	31,566,510

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	3,688	4,630	17,502	—	—

Net Increase (Decrease) in Net Assets	22,172,205	74,538,360	107,994,123	(7,329,432)	56,189,902	3,359,005
Net Assets — Beginning of Year or Period	74,538,360	—	297,019,489	304,348,921	146,683,011	143,324,006

Net Assets — End of Year or Period	$96,710,565	$74,538,360	$405,013,612	$297,019,489	$202,872,913	$146,683,011

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(f)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.

FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$2,471	$(84,153)	$(2,060,821)	$(1,897,769)	$(6,767,168)	$(6,336,120)
Net realized gain (loss)	4,627,221	5,045,042	34,388,741	32,307,674	115,124,313	117,814,118
Net change in unrealized appreciation (depreciation) of investments	3,600,438	(7,407,438)	63,006,937	(40,899,073)	100,084,475	(138,387,476)

Net increase (decrease) in net assets resulting from operations	8,230,130	(2,446,549)	95,334,857	(10,489,168)	208,441,620	(26,909,478)

From Contractowners Transactions:
Payments received from contractowners	1,424,764	1,482,087	30,859,137	28,084,656	24,509,137	26,075,022
Transfers between Variable Investment Options including guaranteed interest account, net	(840,132)	61,233	(3,285,560)	(1,331,945)	(24,422,568)	(26,559,122)
Redemptions for contract benefits and terminations	(2,951,931)	(2,887,363)	(22,779,998)	(22,160,025)	(52,731,813)	(53,207,041)
Contract maintenance charges	(16,826)	(16,668)	(260,793)	(223,107)	(351,608)	(367,590)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,384,125)	(1,360,711)	4,532,786	4,369,579	(52,996,852)	(54,058,731)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	23,593	25,509	13

Net Increase (Decrease) in Net Assets	5,846,005	(3,807,260)	99,867,643	(6,095,996)	155,470,277	(80,968,196)
Net Assets — Beginning of Year or Period	29,922,095	33,729,355	281,342,733	287,438,729	670,915,625	751,883,821

Net Assets — End of Year or Period	$35,768,100	$29,922,095	$381,210,376	$281,342,733	$826,385,902	$670,915,625

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*(a)(g)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,125,520	$790,181	$4,989,579	$9,604,119	$3,553,403	$(159,546)
Net realized gain (loss)	7,094,291	6,306,909	94,226,443	99,652,554	4,591,255	32,865
Net change in unrealized appreciation (depreciation) of investments	13,063,250	(16,515,277)	69,578,033	(200,567,880)	28,899,305	(2,644,086)

Net increase (decrease) in net assets resulting from operations	21,283,061	(9,418,187)	168,794,055	(91,311,207)	37,043,963	(2,770,767)

From Contractowners Transactions:
Payments received from contractowners	12,342,008	11,810,093	25,716,925	27,313,942	30,132,472	6,577,607
Transfers between Variable Investment Options including guaranteed interest account, net .	2,585,552	(899,661)	(19,559,743)	(23,740,687)	(2,749,256)	206,609,472
Redemptions for contract benefits and terminations	(7,543,108)	(6,196,636)	(58,294,521)	(69,251,905)	(15,048,137)	(2,638,966)
Contract maintenance charges	(80,803)	(73,249)	(367,134)	(401,191)	(131,871)	(30,696)
Adjustments to net assets allocated to contracts in payout period	—	—	(262,115)	737,230	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	7,303,649	4,640,547	(52,766,588)	(65,342,611)	12,203,208	210,517,417

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	262,115	(891,995)	—	7

Net Increase (Decrease) in Net Assets	28,586,710	(4,777,640)	116,289,582	(157,545,813)	49,247,171	207,746,657
Net Assets — Beginning of Year or Period	85,584,145	90,361,785	728,957,478	886,503,291	207,746,657	—

Net Assets — End of Year or Period	$114,170,855	$85,584,145	$845,247,060	$728,957,478	$256,993,828	$207,746,657

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(g)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.

FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL VALUE*(a)(h)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(1,204,758)	$(1,126,880)	$170,290	$(492,662)	$(2,728,368)	$(1,159,296)
Net realized gain (loss)	11,478,309	17,111,611	7,348,146	18,490,545	7,081,029	(223,258)
Net change in unrealized appreciation (depreciation) of investments	14,430,170	(19,594,762)	32,345,646	(35,257,217)	110,344,639	(20,109,335)

Net increase (decrease) in net assets resulting from operations	24,703,721	(3,610,031)	39,864,082	(17,259,334)	114,697,300	(21,491,889)

From Contractowners Transactions:
Payments received from contractowners	6,219,734	6,159,122	24,491,292	21,924,509	77,448,832	17,105,603
Transfers between Variable Investment Options including guaranteed interest account, net	(1,796,609)	(1,706,440)	1,232,908	3,867,808	(7,377,775)	464,491,046
Redemptions for contract benefits and terminations	(8,151,190)	(7,929,094)	(11,660,211)	(11,215,178)	(29,681,763)	(5,719,416)
Contract maintenance charges	(30,200)	(28,758)	(147,313)	(124,049)	(375,596)	(77,490)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(3,758,265)	(3,505,170)	13,916,676	14,453,090	40,013,698	475,799,743

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	—	1,648	7.754

Net Increase (Decrease) in Net Assets	20,945,456	(7,115,201)	53,780,758	(2,806,244)	154,712,646	454,315.608
Net Assets — Beginning of Year or Period	84,200,984	91,316,185	149,389,701	152,195,945	454,315,608	—

Net Assets — End of Year or Period	$105,146,440	$84,200,984	$203,170,459	$149,389,701	$609,028,254	$454,315,608

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(h)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.

FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MFS MID CAP FOCUSED GROWTH*(a)(i)		EQ/MFS TECHNOLOGY*(a)(j)		EQ/MFS UTILITIES SERIES*(a)(k)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(2,358,176)	$(388,617)	$(2,421,670)	$(410,657)	$2,063,970	$277,064
Net realized gain (loss)	4,135,621	(199,228)	3,760,827	(608,223)	2,169,268	(66,087)
Net change in unrealized appreciation (depreciation) of investments	51,545,773	(14,300,034)	53,069,839	(17,211,489)	20,997,294	(4,285,066)

Net increase (decrease) in net assets resulting from operations	53,323,218	(14,887,879)	54,408,996	(18,230,369)	25,230,532	(4,074,089)

From Contractowners Transactions:
Payments received from contractowners	23,624,080	4,863,523	28,504,562	5,913,581	12,253,973	2,548,330
Transfers between Variable Investment Options including guaranteed interest account, net	2,095,028	161,857,703	(3,186,341)	169,301,791	(3,802,372)	113,099,756
Redemptions for contract benefits and terminations	(11,909,928)	(2,323,939)	(11,598,084)	(1,862,825)	(9,777,258)	(1,754,911)
Contract maintenance charges	(106,666)	(20,800)	(125,822)	(23,021)	(69,787)	(15,257)

Net increase (decrease) in net assets resulting from contractowners transactions	13,702,514	164,376,487	13,594,315	173,329,526	(1,395,444)	113,877,918

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(7)	1,143	—	6	341	1,383

Net Increase (Decrease) in Net Assets	67,025,725	149,489,751	68,003,311	155,099,163	23,835,429	109,805,212
Net Assets — Beginning of Year or Period	149,489,751	—	155,099,163	—	109,805,212	—

Net Assets — End of Year or Period	$216,515,476	$149,489,751	$223,102,474	$155,099,163	$133,640,641	$109,805,212

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(i)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(j)	EQ/MFS Technology replaced MFS® Technology Portfolio due to a substitution on October 22, 2018.
(k)	EQ/MFS Utility Series replaced MFS® Utility Series due to a substitution on October 22, 2018.

FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(721,377)	$(1,186,416)	$317,804	$(554,857)	$10,865,221	$10,041,841
Net realized gain (loss)	54,273,087	89,024,847	50,916,075	74,725,123	68,363,922	64,867,353
Net change in unrealized appreciation (depreciation) of investments	90,557,964	(175,210,975)	50,153,955	(144,651,271)	134,701,412	(165,312,266)

Net increase (decrease) in net assets resulting from operations	144,109,674	(87,372,544)	101,387,834	(70,481,005)	213,930,555	(90,403,072)

From Contractowners Transactions:
Payments received from contractowners	69,119,509	64,026,707	17,733,029	19,011,601	102,685,950	110,148,996
Transfers between Variable Investment Options including guaranteed interest account, net	(4,427,146)	(5,157,708)	(13,046,428)	(16,838,888)	(43,552,097)	(48,379,435)
Redemptions for contract benefits and terminations	(43,073,348)	(45,350,056)	(31,751,283)	(39,384,341)	(133,886,747)	(145,462,412)
Contract maintenance charges	(406,987)	(376,101)	(215,958)	(236,788)	(1,797,562)	(1,912,457)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(126,997)	897,108

Net increase (decrease) in net assets resulting from contractowners transactions	21,212,028	13,142,842	(27,280,640)	(37,448,416)	(76,677,453)	(84,708,200)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	529	5,736	—	5	(223,857)	(573,249)

Net Increase (Decrease) in Net Assets	165,322,231	(74,223,966)	74,107,194	(107,929,416)	137,029,245	(175,684,521)
Net Assets — Beginning of Year or Period	597,179,820	671,403,786	415,507,436	523,436,852	1,509,802,553	1,685,487,074

Net Assets — End of Year or Period	$762,502,051	$597,179,820	$489,614,630	$415,507,436	$1,646,831,798	$1,509,802,553

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$374,983	$76,350	$4,099,706	$4,038,198	$329,443	$128,764
Net realized gain (loss)	3,320,092	2,857,160	79,886,088	73,696,052	3,295	1,170
Net change in unrealized appreciation (depreciation) of investments	8,793,005	(7,768,255)	114,780,996	(171,524,919)	(2,332)	2,056

Net increase (decrease) in net assets resulting from operations	12,488,080	(4,834,745)	198,766,790	(93,790,669)	330,406	131,990

From Contractowners Transactions:
Payments received from contractowners	15,225,016	16,249,680	90,473,043	96,998,296	90,825,975	64,029,379
Transfers between Variable Investment Options including guaranteed interest account, net	(1,357,846)	(915,173)	(35,956,257)	(39,708,452)	(79,873,850)	(46,034,985)
Redemptions for contract benefits and terminations	(5,498,740)	(4,067,251)	(80,529,254)	(88,442,368)	(15,922,325)	(13,583,035)
Contract maintenance charges	(160,842)	(155,509)	(1,422,939)	(1,507,600)	(82,801)	(87,663)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	15,499	19,295

Net increase (decrease) in net assets resulting from contractowners transactions	8,207,588	11,111,747	(27,435,407)	(32,660,124)	(5,037,502)	4,342,991

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	(32)	19	53,834	(246,353)

Net Increase (Decrease) in Net Assets	20,695,668	6,277,002	171,331,351	(126,450,774)	(4,653,262)	4,228,628
Net Assets — Beginning of Year or Period	72,443,970	66,166,968	1,084,634,899	1,211,085,673	73,959,791	69,731,163

Net Assets — End of Year or Period	$93,139,638	$72,443,970	$1,255,966,250	$1,084,634,899	$69,306,529	$73,959,791

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/OPPENHEIMER GLOBAL*		EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO ULTRA SHORT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,801,460)	$(1,638,486)	$1,097,332	$516,193	$757,104	$551,291
Net realized gain (loss)	7,513,292	13,815,511	100,501	91,701	(10,302)	46,442
Net change in unrealized appreciation (depreciation) of investments	45,566,835	(40,603,490)	1,483,616	(1,536,910)	237,781	(817,647)

Net increase (decrease) in net assets resulting from operations	51,278,667	(28,426,465)	2,681,449	(929,016)	984,583	(219,914)

From Contractowners Transactions:
Payments received from contractowners	28,062,692	25,459,235	7,367,131	6,704,911	5,777,174	6,145,379
Transfers between Variable Investment Options including guaranteed interest account, net .	1,620,663	5,952,625	875,754	642,022	(1,190,844)	486,601
Redemptions for contract benefits and terminations	(13,595,481)	(12,883,440)	(2,916,410)	(3,051,505)	(8,000,942)	(9,144,338)
Contract maintenance charges	(152,901)	(128,093)	(28,681)	(25,218)	(46,184)	(50,104)

Net increase (decrease) in net assets resulting from contractowners transactions	15,934,973	18,400,327	5,297,794	4,270,210	(3,460,796)	(2,562,462)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	1,778	1,138	723	43	—	5

Net Increase (Decrease) in Net Assets	67,215,418	(10,025,000)	7,979,966	3,341,237	(2,476,213)	(2,782,371)
Net Assets — Beginning of Year or Period	167,841,357	177,866,357	38,574,913	35,233,676	78,110,811	80,893,182

Net Assets — End of Year or Period	$235,056,775	$167,841,357	$46,554,879	$38,574,913	$75,634,598	$78,110,811

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE GROWTH STOCK*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$205,806	$303,636	$(379,230)	$(983,139)	$(9,644,427)	$(8,498,394)
Net realized gain (loss)	(258,664)	(849,865)	19,126,553	34,004,815	54,655,601	98,494,576
Net change in unrealized appreciation (depreciation) of investments	3,177,336	(422,620)	46,959,693	(71,723,231)	148,161,108	(112,379,659)

Net increase (decrease) in net assets resulting from operations	3,124,478	(968,849)	65,707,016	(38,701,555)	193,172,282	(22,383,477)

From Contractowners Transactions:
Payments received from contractowners	3,978,082	4,382,021	30,419,921	25,354,001	89,636,841	81,068,774
Transfers between Variable Investment Options including guaranteed interest account, net	(1,238,512)	(1,929,904)	(546,874)	(3,239,886)	866,439	16,538,234
Redemptions for contract benefits and terminations	(6,703,224)	(6,979,178)	(20,406,603)	(22,001,351)	(46,458,311)	(42,838,275)
Contract maintenance charges	(46,460)	(49,517)	(163,716)	(157,868)	(454,476)	(387,652)
Adjustments to net assets allocated to contracts in payout period	15,859	40,370	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(3,994,255)	(4,536,208)	9,302,728	(45,104)	43,590,493	54,381,081

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(15,859)	(110,370)	—	—	4,937	1,519

Net Increase (Decrease) in Net Assets	(885,636)	(5,615,427)	75,009,744	(38,746,659)	236,767,712	31,999,123
Net Assets — Beginning of Year or Period	74,332,580	79,948,007	274,021,927	312,768,586	638,685,846	606,686,723

Net Assets — End of Year or Period	$73,446,944	$74,332,580	$349,031,671	$274,021,927	$875,453,558	$638,685,846

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*		EQ/UBS GROWTH & INCOME*		EQ/WELLINGTON ENERGY*(a)(l)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$282,480	$757,429	$(307,277)	$(390,296)	$(114,180)	$(66,788)
Net realized gain (loss)	3,945,904	7,146,337	1,420,480	4,827,892	(5,114,111)	(575,760)
Net change in unrealized appreciation (depreciation) of investments	3,968,009	(14,446,897)	10,468,487	(10,136,559)	5,007,076	(17,327,646)

Net increase (decrease) in net assets resulting from operations	8,196,393	(6,543,131)	11,581,690	(5,698,963)	(221,215)	(17,970,194)

From Contractowners Transactions:
Payments received from contractowners	3,591,919	3,824,320	1,933,815	2,620,554	6,411,595	1,475,978
Transfers between Variable Investment Options including guaranteed interest account, net	(921,304)	(1,913,282)	(428,840)	(2,626,528)	1,451,019	54,799,740
Redemptions for contract benefits and terminations	(3,705,685)	(3,940,188)	(3,072,010)	(2,891,951)	(3,769,275)	(643,261)
Contract maintenance charges	(42,015)	(44,789)	(16,539)	(16,207)	(23,977)	(6,298)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,077,085)	(2,073,939)	(1,583,574)	(2,914,132)	4,069,362	55,626,159

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	—	—	3,489

Net Increase (Decrease) in Net Assets	7,119,308	(8,617,070)	9,998,116	(8,613,095)	3,848,147	37,659,454
Net Assets — Beginning of Year or Period	42,582,449	51,199,519	33,725,164	42,338,259	37,659,454	—

Net Assets — End of Year or Period	$49,701,757	$42,582,449	$43,723,280	$33,725,164	$41,507,601	$37,659,454

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(l)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced IVY VIP Energy due to a substitution on October 22, 2018.

FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP EQUITY- INCOME PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO		INVESCO OPPENHEIMER V.I. MAIN STREET FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$117,681	$129,840	$(303,017)	$(454,798)	$(23,304)	$(13,352)
Net realized gain (loss)	823,711	450,631	5,445,076	4,696,747	1,265,050	529,895
Net change in unrealized appreciation (depreciation) of investments	2,378,192	(1,857,002)	6,493,386	(13,889,386)	774,618	(1,140,842)

Net increase (decrease) in net assets resulting from operations	3,319,584	(1,276,531)	11,635,445	(9,647,437)	2,016,364	(624,299)

From Contractowners Transactions:
Payments received from contractowners	2,736,715	1,959,717	11,274,790	11,212,641	1,476,278	1,367,054
Transfers between Variable Investment Options including guaranteed interest account, net	45,845	(287,581)	(1,912,160)	(1,101,976)	40,228	(206,049)
Redemptions for contract benefits and terminations	(938,912)	(716,603)	(3,353,047)	(2,726,788)	(410,177)	(427,443)
Contract maintenance charges	(13,689)	(13,645)	(68,247)	(63,055)	(8,081)	(7,414)

Net increase (decrease) in net assets resulting from contractowners transactions	1,829,959	941,888	5,941,336	7,320,822	1,098,248	726,148

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	271	636	—	—

Net Increase (Decrease) in Net Assets	5,149,543	(334,643)	17,577,052	(2,325,979)	3,114,612	101,849
Net Assets — Beginning of Year or Period	12,308,502	12,643,145	51,721,954	54,047,933	6,321,259	6,219,410

Net Assets — End of Year or Period	$17,458,045	$12,308,502	$69,299,006	$51,721,954	$9,435,871	$6,321,259

The accompanying notes are an integral part of these financial statements.

FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$964,665	$562,296	$2,128,259	$1,558,471	$(228,805)	$(249,312)
Net realized gain (loss)	3,568,366	2,644,165	(61,481)	(460,676)	2,008,803	2,853,781
Net change in unrealized appreciation (depreciation) of investments	7,176,257	(7,702,035)	2,840,970	(3,103,631)	2,923,571	(5,481,418)

Net increase (decrease) in net assets resulting from operations	11,709,288	(4,495,574)	4,907,748	(2,005,836)	4,703,569	(2,876,949)

From Contractowners Transactions:
Payments received from contractowners	11,142,950	12,691,789	7,128,029	6,711,916	2,411,087	2,731,729
Transfers between Variable Investment Options including guaranteed interest account, net	(3,407,932)	(3,270,119)	1,491,953	(2,140,484)	(445,812)	(214,846)
Redemptions for contract benefits and terminations	(2,668,953)	(2,452,982)	(3,683,192)	(3,408,973)	(1,503,715)	(1,998,438)
Contract maintenance charges	(68,159)	(58,509)	(32,553)	(29,445)	(12,651)	(12,541)

Net increase (decrease) in net assets resulting from contractowners transactions	4,997,906	6,910,179	4,904,237	1,133,014	448,909	505,904

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(252)	5,920	—	—	—	—

Net Increase (Decrease) in Net Assets	16,706,942	2,420,525	9,811,985	(872,822)	5,152,478	(2,371,045)
Net Assets — Beginning of Year or Period	48,180,950	45,760,425	40,326,722	41,199,544	19,813,247	22,184,292

Net Assets — End of Year or Period	$64,887,892	$48,180,950	$50,138,707	$40,326,722	$24,965,725	$19,813,247

The accompanying notes are an integral part of these financial statements.

FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP HIGH INCOME		IVY VIP SMALL CAP GROWTH
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(126,152)	$(133,285)	$13,664,545	$12,181,964	$(473,598)	$(273,357)
Net realized gain (loss)	1,070,920	484,191	(3,967,658)	(4,716,660)	2,284,319	10,694,137
Net change in unrealized appreciation (depreciation) of investments	1,247,804	(2,044,733)	13,969,383	(15,678,262)	5,176,333	(12,791,904)

Net increase (decrease) in net assets resulting from operations	2,192,572	(1,693,827)	23,666,270	(8,212,958)	6,987,054	(2,371,124)

From Contractowners Transactions:
Payments received from contractowners	1,125,859	1,100,704	36,258,518	37,318,234	6,115,019	4,918,104
Transfers between Variable Investment Options including guaranteed interest account, net	(415,075)	(244,127)	(1,228,595)	(2,291,911)	341,719	4,244,810
Redemptions for contract benefits and terminations	(775,313)	(965,443)	(21,808,331)	(20,590,798)	(2,150,856)	(1,851,002)
Contract maintenance charges	(5,683)	(5,656)	(174,109)	(156,991)	(25,378)	(20,645)

Net increase (decrease) in net assets resulting from contractowners transactions	(70,212)	(114,522)	13,047,483	14,278,534	4,280,504	7,291,267

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	306	717	—	—

Net Increase (Decrease) in Net Assets	2,122,360	(1,808,349)	36,714,059	6,066,293	11,267,558	4,920,143
Net Assets — Beginning of Year or Period	8,835,213	10,643,562	237,178,634	231,112,341	30,765,847	25,845,704

Net Assets — End of Year or Period	$10,957,573	$8,835,213	$273,892,693	$237,178,634	$42,033,405	$30,765,847

The accompanying notes are an integral part of these financial statements.

FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MFS® INVESTORS TRUST SERIES		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(149,765)	$(147,090)	$(218,300)	$(167,314)	$(995,126)	$(5,242,105)
Net realized gain (loss)	1,678,335	1,045,467	2,778,740	1,400,185	99,212,781	120,272,450
Net change in unrealized appreciation (depreciation) of investments	3,547,329	(2,141,705)	5,237,815	(1,370,533)	84,824,839	(116,807,236)

Net increase (decrease) in net assets resulting from operations	5,075,899	(1,243,328)	7,798,255	(137,662)	183,042,494	(1,776,891)

From Contractowners Transactions:
Payments received from contractowners	2,424,868	2,405,101	3,490,858	2,459,589	11,676,406	11,168,515
Transfers between Variable Investment Options including guaranteed interest account, net	687,015	(392,364)	6,216,007	(77,563)	(16,521,628)	(11,156,559)
Redemptions for contract benefits and terminations	(1,759,819)	(1,686,148)	(1,302,711)	(1,327,765)	(56,470,981)	(63,181,462)
Contract maintenance charges	(10,097)	(8,890)	(15,239)	(12,183)	(342,842)	(363,839)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(153,856)	121,693

Net increase (decrease) in net assets resulting from contractowners transactions	1,341,967	317,699	8,388,915	1,042,078	(61,812,901)	(63,411,652)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	1,780	—	(89,084)	309,088

Net Increase (Decrease) in Net Assets	6,417,866	(925,629)	16,188,950	904,416	121,140,509	(64,879,455)
Net Assets — Beginning of Year or Period	16,778,382	17,704,011	18,287,990	17,383,574	590,118,307	654,997,762

Net Assets — End of Year or Period	$23,196,248	$16,778,382	$34,476,940	$18,287,990	$711,258,816	$590,118,307

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MULTIMANAGER CORE BOND*		MULTIMANAGER MID CAP GROWTH*		MULTIMANAGER MID CAP VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$975,999	$1,575,509	$(1,093,507)	$(1,109,982)	$51,689	$(288,817)
Net realized gain (loss)	680,171	(1,316,775)	7,431,189	11,743,746	6,436,929	7,981,393
Net change in unrealized appreciation (depreciation) of investments	4,514,160	(2,143,913)	15,691,004	(15,777,013)	3,615,586	(14,864,089)

Net increase (decrease) in net assets resulting from operations	6,170,330	(1,885,179)	22,028,686	(5,143,249)	10,104,204	(7,171,513)

From Contractowners Transactions:
Payments received from contractowners	11,192,204	8,214,181	2,839,041	3,086,063	1,697,441	1,882,294
Transfers between Variable Investment Options including guaranteed interest account, net	2,095,053	(3,026,783)	(2,077,656)	(1,181,466)	(1,278,888)	(1,249,369)
Redemptions for contract benefits and terminations	(10,782,018)	(12,893,655)	(6,757,420)	(6,857,472)	(4,295,249)	(5,279,005)
Contract maintenance charges	(64,859)	(67,744)	(34,023)	(36,524)	(23,276)	(25,302)

Net increase (decrease) in net assets resulting from contractowners transactions	2,440,380	(7,774,001)	(6,030,058)	(4,989,399)	(3,899,972)	(4,671,382)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	151	—	(5)	—	—	(5)

Net Increase (Decrease) in Net Assets	8,610,861	(9,659,180)	15,998,623	(10,132,648)	6,204,232	(11,842,900)
Net Assets — Beginning of Year or Period	103,466,053	113,125,233	71,877,156	82,009,804	44,508,437	56,351,337

Net Assets — End of Year or Period	$112,076,914	$103,466,053	$87,875,779	$71,877,156	$50,712,669	$44,508,437

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MULTIMANAGER TECHNOLOGY*		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		TARGET 2015 ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,598,066)	$(2,438,553)	$268,178	$65,470	$111,132	$66,717
Net realized gain (loss)	35,151,372	37,144,198	(467,762)	(828,778)	569,954	1,159,553
Net change in unrealized appreciation (depreciation) of investments	35,290,452	(32,677,736)	985,217	(574,450)	1,564,926	(2,208,330)

Net increase (decrease) in net assets resulting from operations	67,843,758	2,027,909	785,633	(1,337,758)	2,246,012	(982,060)

From Contractowners Transactions:
Payments received from contractowners	11,871,009	9,541,814	1,305,319	1,478,562	2,001,086	2,346,437
Transfers between Variable Investment Options including guaranteed interest account, net	(4,086,017)	2,720,108	(22,824)	(153,023)	1,033,489	(2,035,082)
Redemptions for contract benefits and terminations	(17,316,580)	(15,088,740)	(631,692)	(620,212)	(2,576,050)	(4,295,718)
Contract maintenance charges	(104,926)	(97,216)	(6,447)	(6,721)	(10,022)	(11,102)

Net increase (decrease) in net assets resulting from contractowners transactions	(9,636,514)	(2,924,034)	644,356	698,606	448,503	(3,995,465)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	88	(6)	—	—	(930)	15,733

Net Increase (Decrease) in Net Assets	58,207,332	(896,131)	1,429,989	(639,152)	2,693,585	(4,961,792)
Net Assets — Beginning of Year or Period	191,180,188	192,076,319	7,585,620	8,224,772	16,253,529	21,215,321

Net Assets — End of Year or Period	$249,387,520	$191,180,188	$9,015,609	$7,585,620	$18,947,114	$16,253,529

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*		TARGET 2045 ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$469,353	$342,120	$489,575	$313,762	$380,454	$234,617
Net realized gain (loss)	4,149,170	3,477,179	4,105,810	3,064,681	3,812,260	2,286,472
Net change in unrealized appreciation (depreciation) of investments	8,875,702	(9,540,120)	13,684,173	(10,812,385)	12,647,803	(9,522,936)

Net increase (decrease) in net assets resulting from operations	13,494,225	(5,720,821)	18,279,558	(7,433,942)	16,840,517	(7,001,847)

From Contractowners Transactions:
Payments received from contractowners	10,356,199	10,183,684	14,384,885	13,385,574	14,188,950	11,533,967
Transfers between Variable Investment Options including guaranteed interest account, net	1,236,268	(1,940,975)	2,466,967	118,427	(397,892)	(816,190)
Redemptions for contract benefits and terminations	(7,039,491)	(7,092,092)	(4,310,180)	(3,857,130)	(3,831,801)	(3,053,954)
Contract maintenance charges	(47,222)	(47,455)	(82,830)	(80,018)	(112,422)	(105,728)

Net increase (decrease) in net assets resulting from contractowners transactions	4,505,754	1,103,162	12,458,842	9,566,853	9,846,835	7,558,095

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	(6,639)	—	5	—	—

Net Increase (Decrease) in Net Assets	17,999,979	(4,624,298)	30,738,400	2,132,916	26,687,352	556,248
Net Assets — Beginning of Year or Period	73,276,680	77,900,978	83,140,788	81,007,872	70,069,652	69,513,404

Net Assets — End of Year or Period	$91,276,659	$73,276,680	$113,879,188	$83,140,788	$96,757,004	$70,069,652

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2055 ALLOCATION*		TEMPLETON GLOBAL BOND VIP FUND		VANECK VIP GLOBAL HARD ASSETS FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$132,757	$84,944	$4,175,195	$(796,140)	$(241,703)	$(287,738)
Net realized gain (loss)	332,005	261,076	(546,329)	(1,205,061)	(1,018,070)	(3,572)
Net change in unrealized appreciation (depreciation) of investments	3,784,172	(1,805,624)	(3,086,261)	2,506,650	3,143,451	(6,941,302)

Net increase (decrease) in net assets resulting from operations	4,248,934	(1,459,604)	542,605	505,449	1,883,678	(7,232,612)

From Contractowners Transactions:
Payments received from contractowners	8,061,916	5,474,701	11,990,453	12,712,639	2,292,674	2,593,432
Transfers between Variable Investment Options including guaranteed interest account, net	1,872,845	1,875,822	(2,243,862)	(3,307,022)	686,748	(315,186)
Redemptions for contract benefits and terminations	(745,406)	(581,561)	(4,625,794)	(5,359,280)	(1,752,121)	(1,854,969)
Contract maintenance charges	(54,258)	(33,716)	(65,352)	(65,032)	(9,224)	(10,203)

Net increase (decrease) in net assets resulting from contractowners transactions	9,135,097	6,735,246	5,055,445	3,981,305	1,218,077	413,074

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	161	334	120	—	—	1,180

Net Increase (Decrease) in Net Assets	13,384,192	5,275,976	5,598,170	4,486,754	3,101,755	(6,818,358)
Net Assets — Beginning of Year or Period	13,369,452	8,093,476	68,651,844	64,165,090	17,519,935	24,338,293

Net Assets — End of Year or Period	$26,753,644	$13,369,452	$74,250,014	$68,651,844	$20,621,690	$17,519,935

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

The change in units outstanding for the years or periods ended December 31, 2019 and 2018 were as follows:

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	IB	2	—	2	—	—	—

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	23	(13)	10	22	(23)	(1)

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	48	(14)	34	43	(16)	27

1290 VT EQUITY INCOME	IB	46	(73)	(27)	48	(82)	(34)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	11	(18)	(7)	16	(19)	(3)

1290 VT GAMCO SMALL COMPANY VALUE	IB	424	(347)	77	439	(334)	105

1290 VT HIGH YIELD BOND	IB	72	(29)	43	52	(32)	20

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	1	—	1	—	—	—

1290 VT MICRO CAP	IB	1	—	1	2	—	2

1290 VT SMALL CAP VALUE	IB	23	(7)	16	18	(4)	14

1290 VT SMARTBETA EQUITY	IB	19	(3)	16	14	(1)	13

1290 VT SOCIALLY RESPONSIBLE	IB	39	(36)	3	37	(39)	(2)

ALL ASSET GROWTH-ALT 20	IB	61	(64)	(3)	67	(71)	(4)

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CLASS 4	170	(86)	84	127	(92)	35

CHARTERSM MODERATE	B	2	—	2	1	(2)	(1)

CHARTERSM MULTI-SECTOR BOND	A	26	(43)	(17)	27	(51)	(24)

CHARTERSM MULTI-SECTOR BOND	B	28	(34)	(6)	31	(34)	(3)

CHARTERSM SMALL CAP GROWTH	B	37	(42)	(5)	36	(41)	(5)

CHARTERSM SMALL CAP VALUE	B	25	(46)	(21)	22	(53)	(31)

EQ/400 MANAGED VOLATILITY	IB	18	(11)	7	21	(16)	5

EQ/500 MANAGED VOLATILITY	IB	34	(25)	9	35	(26)	9

EQ/2000 MANAGED VOLATILITY	IB	11	(10)	1	17	(11)	6

EQ/AB DYNAMIC MODERATE GROWTH	IB	19	(19)	—	22	(30)	(8)

The accompanying notes are an integral part of these financial statements.

FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/AB SMALL CAP GROWTH	IA	64	(105)	(41)	56	(111)	(55)

EQ/AB SMALL CAP GROWTH	IB	81	(35)	46	57	(46)	11

EQ/AGGRESSIVE ALLOCATION	B	337	(349)	(12)	368	(384)	(16)

EQ/AMERICAN CENTURY MID CAP VALUE	IB	122	(49)	73	424	(11)	413

EQ/BALANCED STRATEGY	IA	—	(1)	(1)	1	(1)	—

EQ/BALANCED STRATEGY	IB	81	(96)	(15)	65	(99)	(34)

EQ/BLACKROCK BASIC VALUE EQUITY	IB	237	(272)	(35)	246	(314)	(68)

EQ/CAPITAL GUARDIAN RESEARCH	IB	47	(88)	(41)	53	(105)	(52)

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	37	(108)	(71)	45	(136)	(91)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	14	(22)	(8)	9	(24)	(15)

EQ/COMMON STOCK INDEX	IA	121	(412)	(291)	141	(454)	(313)

EQ/COMMON STOCK INDEX	IB	131	(102)	29	123	(107)	16

EQ/CONSERVATIVE ALLOCATION	B	101	(117)	(16)	98	(147)	(49)

EQ/CONSERVATIVE GROWTH STRATEGY	IB	54	(40)	14	53	(36)	17

EQ/CONSERVATIVE STRATEGY	IB	21	(11)	10	14	(20)	(6)

EQ/CONSERVATIVE-PLUS ALLOCATION	B	148	(187)	(39)	169	(222)	(53)

EQ/CORE BOND INDEX	IB	181	(147)	34	156	(155)	1

EQ/EMERGING MARKETS EQUITY PLUS	IB	67	(47)	20	85	(54)	31

EQ/EQUITY 500 INDEX	IA	185	(256)	(71)	221	(269)	(48)

EQ/EQUITY 500 INDEX	IB	659	(260)	399	574	(241)	333

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	235	(255)	(20)	2,028	(58)	1,970

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	52	(82)	(30)	61	(110)	(49)

EQ/FRANKLIN RISING DIVIDENDS	IB	80	(2)	78	15	—	15

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	12	(18)	(6)	16	(21)	(5)

The accompanying notes are an integral part of these financial statements.

FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	50	(78)	(28)	53	(78)	(25)

EQ/GLOBAL BOND PLUS	IB	47	(73)	(26)	66	(89)	(23)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	75	(157)	(82)	84	(169)	(85)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	45	(49)	(4)	343	(9)	334

EQ/GROWTH STRATEGY	IA	1	(1)	—	—	(1)	(1)

EQ/INTERMEDIATE GOVERNMENT BOND	IA	23	(31)	(8)	27	(38)	(11)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	11	(15)	(4)	11	(22)	(11)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	99	(141)	(42)	110	(155)	(45)

EQ/INTERNATIONAL EQUITY INDEX	IA	158	(240)	(82)	161	(271)	(110)

EQ/INTERNATIONAL EQUITY INDEX	IB	104	(52)	52	37	(51)	(14)

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	23	(19)	4	24	(14)	10

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	83	(137)	(54)	88	(148)	(60)

EQ/INVESCO COMSTOCK	IB	55	(82)	(27)	69	(91)	(22)

EQ/INVESCO GLOBAL REAL ESTATE	IB	83	(88)	(5)	598	(20)	578

EQ/INVESCO INTERNATIONAL GROWTH	IB	105	(92)	13	635	(18)	617

EQ/JANUS ENTERPRISE	IB	184	(163)	21	185	(169)	16

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	177	(109)	68	235	(104)	131

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	14	(28)	(14)	19	(25)	(6)

EQ/LARGE CAP GROWTH INDEX	IB	243	(221)	22	282	(262)	20

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	103	(256)	(153)	114	(275)	(161)

EQ/LARGE CAP VALUE INDEX	IB	172	(112)	60	153	(112)	41

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	151	(391)	(240)	172	(484)	(312)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	19	(52)	(33)	20	(54)	(34)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	420	(307)	113	2,182	(55)	2,127

The accompanying notes are an integral part of these financial statements.

FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/LOOMIS SAYLES GROWTH	IB	51	(62)	(11)	63	(75)	(12)

EQ/MFS INTERNATIONAL GROWTH	IB	166	(104)	62	175	(109)	66

EQ/MFS INTERNATIONAL VALUE	IB	485	(287)	198	2,554	(61)	2,493

EQ/MFS MID CAP FOCUSED GROWTH	IB	198	(130)	68	929	(28)	901

EQ/MFS TECHNOLOGY	IB	138	(104)	34	520	(23)	497

EQ/MFS UTILITIES SERIES	IB	93	(101)	(8)	635	(20)	615

EQ/MID CAP INDEX	IB	405	(316)	89	382	(326)	56

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	83	(173)	(90)	89	(217)	(128)

EQ/MODERATE ALLOCATION	A	442	(1,176)	(734)	501	(1,329)	(828)

EQ/MODERATE ALLOCATION	B	352	(364)	(12)	374	(396)	(22)

EQ/MODERATE GROWTH STRATEGY	IB	130	(74)	56	143	(68)	75

EQ/MODERATE-PLUS ALLOCATION	B	508	(649)	(141)	552	(724)	(172)

EQ/MONEY MARKET	IA	33,998	(33,710)	288	25,996	(25,995)	1

EQ/MONEY MARKET	IB	296,334	(298,513)	(2,179)	227,353	(227,066)	287

EQ/OPPENHEIMER GLOBAL	IB	219	(139)	80	230	(135)	95

EQ/PIMCO GLOBAL REAL RETURN	IB	127	(78)	49	120	(78)	42

EQ/PIMCO ULTRA SHORT BOND	IA	—	—	—	—	—	—

EQ/PIMCO ULTRA SHORT BOND	IB	97	(130)	(33)	115	(139)	(24)

EQ/QUALITY BOND PLUS	IA	26	(45)	(19)	30	(49)	(19)

EQ/QUALITY BOND PLUS	IB	32	(36)	(4)	31	(39)	(8)

EQ/SMALL COMPANY INDEX	IB	157	(125)	32	127	(127)	—

EQ/T. ROWE PRICE GROWTH STOCK	IB	457	(306)	151	516	(317)	199

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	36	(43)	(7)	34	(50)	(16)

EQ/UBS GROWTH & INCOME	IB	30	(36)	(6)	37	(47)	(10)

The accompanying notes are an integral part of these financial statements.

FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/WELLINGTON ENERGY	IB	217	(158)	59	566	(26)	540

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	18	(9)	9	13	(8)	5

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	65	(35)	30	65	(30)	35

INVESCO OPPENHEIMER V.I. MAIN STREET FUND	SERIES II	7	(2)	5	7	(4)	3

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	65	(38)	27	82	(42)	40

INVESCO V.I. HIGH YIELD FUND	SERIES II	88	(53)	35	76	(66)	10

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	20	(18)	2	24	(21)	3

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	10	(10)	—	9	(10)	(1)

IVY VIP HIGH INCOME	CLASS II	305	(226)	79	338	(249)	89

IVY VIP SMALL CAP GROWTH	CLASS II	62	(40)	22	78	(38)	40

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	19	(13)	6	18	(16)	2

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	40	(13)	27	16	(12)	4

MULTIMANAGER AGGRESSIVE EQUITY	IA	115	(405)	(290)	182	(516)	(334)

MULTIMANAGER AGGRESSIVE EQUITY	IB	21	(32)	(11)	23	(23)	—

MULTIMANAGER CORE BOND	IB	135	(120)	15	95	(149)	(54)

MULTIMANAGER MID CAP GROWTH	IB	25	(48)	(23)	32	(51)	(19)

MULTIMANAGER MID CAP VALUE	IB	12	(28)	(16)	14	(32)	(18)

MULTIMANAGER TECHNOLOGY	IB	95	(123)	(28)	116	(127)	(11)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	32	(21)	11	30	(20)	10

TARGET 2015 ALLOCATION	B	27	(23)	4	24	(56)	(32)

TARGET 2025 ALLOCATION	B	99	(70)	29	96	(90)	6

TARGET 2035 ALLOCATION	B	121	(45)	76	113	(52)	61

TARGET 2045 ALLOCATION	B	97	(42)	55	84	(37)	47

TARGET 2055 ALLOCATION	B	89	(16)	73	67	(11)	56

The accompanying notes are an integral part of these financial statements.

FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	126	(83)	43	137	(103)	34

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	116	(90)	26	105	(100)	5

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2019

1.	Organization

AXA Equitable Life Insurance Company (“AXA Equitable”) Separate Account A (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, AXA Premier VIP Trust (“VIP”), EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, MFS® Variable Insurance Trusts, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco Oppenheimer V.I. Main Street Fund(1)
•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. High Yield Fund
•	Invesco V.I. Mid Cap Core Equity Fund
•	Invesco V.I. Small Cap Equity Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Bond FundSM

AXA Premier VIP Trust*

•	CharterSM Moderate
•	CharterSM Multi-Sector Bond
•	CharterSM Small Cap Growth
•	CharterSM Small Cap Value
•	EQ/Aggressive Allocation(2)
•	EQ/Conservative Allocation(3)
•	EQ/Conservative-Plus Allocation(4)
•	EQ/Moderate Allocation(5)
•	EQ/Moderate-Plus Allocation(6)
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Low Volatility Global Equity
•	1290 VT Micro Cap
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	All Asset Growth-Alt 20
•	EQ/400 Managed Volatility(7)
•	EQ/500 Managed Volatility(8)
•	EQ/2000 Managed Volatility(9)
•	EQ/AB Dynamic Moderate Growth(10)
•	EQ/AB Short Duration Government Bond(11)(36)
•	EQ/AB Small Cap Growth(12)
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy(13)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Guardian Research
•	EQ/ClearBridge Large Cap Growth(14)
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy(15)
•	EQ/Conservative Strategy(16)
•	EQ/Core Bond Index
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap(17)
•	EQ/Franklin Balanced Managed Volatility(18)
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Small Cap Value Managed Volatility(19)
•	EQ/Franklin Templeton Allocation Managed Volatility(20)
•	EQ/Global Bond PLUS
•	EQ/Global Equity Managed Volatility(21)
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy(22)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility(23)
•	EQ/International Equity Index
•	EQ/International Managed Volatility(24)
•	EQ/International Value Managed Volatility(25)
•	EQ/Invesco Comstock
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Janus Enterprise(26)

FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Continued)

•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility(27)
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility(28)
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility(29)
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth(30)
•	EQ/MFS International Growth
•	EQ/MFS International Value
•	EQ/MFS Mid Cap Focused Growth(31)
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility(32)
•	EQ/Moderate Growth Strategy(33)
•	EQ/Money Market
•	EQ/Oppenheimer Global
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/Templeton Global Equity Managed Volatility(34)
•	EQ/UBS Growth & Income
•	EQ/Wellington Energy(35)
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Mid Cap Growth
•	Multimanager Mid Cap Value
•	Multimanager Technology

Fidelity® Variable Insurance Products Fund

•	Fidelity® VIP Equity-Income Portfolio
•	Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Templeton Global Bond VIP Fund

Ivy Variable Insurance Portfolios

•	Ivy VIP High Income
•	Ivy VIP Small Cap Growth

MFS® Variable Insurance Trusts

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

VanEck VIP Trust

•	VanEck VIP Global Hard Assets Fund

*	An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

(1)	Formerly known as Oppenheimer Main Street Fund®/VA.
(2)	Formerly known as AXA Aggressive Allocation.
(3)	Formerly known as AXA Conservative Allocation.
(4)	Formerly known as AXA Conservative-Plus Allocation.
(5)	Formerly known as AXA Moderate Allocation.
(6)	Formerly known as AXA Moderate-Plus Allocation.
(7)	Formerly known as AXA 400 Managed Volatility.
(8)	Formerly known as AXA 500 Managed Volatility.
(9)	Formerly known as AXA 2000 Managed Volatility.
(10)	Formerly known as AXA/AB Dynamic Moderate Growth.
(11)	Formerly known as AXA/AB Short Duration Government Bond.
(12)	Formerly known as AXA/AB Small Cap Growth.
(13)	Formerly known as AXA Balanced Strategy.
(14)	Formerly known as AXA/ClearBridge Large Cap Growth.
(15)	Formerly known as AXA Conservative Growth Strategy.
(16)	Formerly known as AXA Conservative Strategy.
(17)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap.
(18)	Formerly known as AXA/Franklin Balanced Managed Volatility.
(19)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility.
(20)	Formerly known as AXA/Franklin Templeton Allocation Managed Volatility.
(21)	Formerly known as AXA Global Equity Managed Volatility.
(22)	Formerly known as AXA Growth Strategy.
(23)	Formerly known as AXA International Core Managed Volatility.
(24)	Formerly known as AXA International Managed Volatility.
(25)	Formerly known as AXA International Value Managed Volatility.
(26)	Formerly known as AXA/Janus Enterprise.
(27)	Formerly known as AXA Large Cap Core Managed Volatility.
(28)	Formerly known as AXA Large Cap Growth Managed Volatility.
(29)	Formerly known as AXA Large Cap Value Managed Volatility.
(30)	Formerly known as AXA/Loomis Sayles Growth.
(31)	Formerly known as EQ/Ivy Mid Cap Growth.
(32)	Formerly known as AXA Mid Cap Value Managed Volatility.
(33)	Formerly known as AXA Moderate Growth Strategy.
(34)	Formerly known as AXA/Templeton Global Equity Managed Volatility.
(35)	Formerly known as EQ/Ivy Energy.
(36)	The Variable Investment Option had no units at December 31, 2019 and 2018, thus the Variable Investment Option is excluded from all other sections of the financial statements.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST® Contracts), individual tax-favored and non-qualified contracts (Variable

FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Concluded)

Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts (“Contracts”).

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable’s other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The amount retained by AXA Equitable in the Account arises primarily from (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under EQUI-VEST® Series 100 through 801, EQUI-VEST® Vantage Series 900, EQUI-VEST® Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST® At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions

FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

2.	Significant Accounting Policies (Concluded)

and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout(annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable’s General Account, and fixed maturity options of Separate Account No. 48.

Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable’s General Account to provide for other policy benefits. AXA Equitable’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

•	EQUI-VEST® Series 100 through 801

•	EQUI-VEST® Vantage Series 900

•	EQUI-VEST® Strategies Series 900 and 901

•	Momentum

•	Momentum Plus

•	Variable Immediate Annuity

Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

•	EQUI-VEST® Series 100 through 801

•	EQUI-VEST® Strategies Series 900 and 901

•	EQUIPLAN

•	Old Contracts

Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2019 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$202,724	$4,609
1290 VT DoubleLine Dynamic Allocation	3,360,286	1,775,287
1290 VT DoubleLine Opportunistic Bond	5,707,380	1,636,251
1290 VT Equity Income	13,971,017	17,298,847
1290 VT GAMCO Mergers & Acquisitions	2,724,904	3,009,577
1290 VT GAMCO Small Company Value	183,335,575	132,329,311
1290 VT High Yield Bond	9,510,736	3,640,032
1290 VT Low Volatility Global Equity	103,302	45,518
1290 VT Micro Cap	250,084	52,104
1290 VT Small Cap Value	3,214,617	822,856
1290 VT SmartBeta Equity	2,728,210	470,006
1290 VT Socially Responsible	9,008,029	7,396,026
All Asset Growth-Alt 20	15,185,852	12,081,255
American Funds Insurance Series® Bond FundSM	19,431,721	9,746,169
CharterSM Moderate	210,424	66,674
CharterSM Multi-Sector Bond	8,940,862	11,957,893
CharterSM Small Cap Growth	14,943,067	10,272,092
CharterSM Small Cap Value	10,902,651	14,413,027
EQ/400 Managed Volatility	4,463,835	2,608,487
EQ/500 Managed Volatility	9,468,021	6,458,303
EQ/2000 Managed Volatility	2,873,833	2,050,945
EQ/AB Dynamic Moderate Growth	3,273,608	3,111,172
EQ/AB Small Cap Growth	88,549,349	64,759,111
EQ/Aggressive Allocation	144,612,945	85,806,474
EQ/American Century Mid Cap Value	28,818,306	12,407,453
EQ/Balanced Strategy	16,006,364	16,807,166
EQ/BlackRock Basic Value Equity	129,237,843	101,257,453

FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Capital Guardian Research	$40,133,227	$28,048,949
EQ/ClearBridge Large Cap Growth	19,578,098	28,689,139
EQ/ClearBridge Select Equity Managed Volatility	2,822,831	4,124,842
EQ/Common Stock Index	268,066,619	350,190,455
EQ/Conservative Allocation	17,700,383	17,110,597
EQ/Conservative Growth Strategy	8,008,184	5,748,732
EQ/Conservative Strategy	2,563,772	1,465,001
EQ/Conservative-Plus Allocation	34,818,897	31,838,749
EQ/Core Bond Index	23,866,194	18,933,638
EQ/Emerging Markets Equity PLUS	6,511,471	4,766,367
EQ/Equity 500 Index	348,735,832	250,208,909
EQ/Fidelity Institutional AM® Large Cap	58,288,492	65,520,461
EQ/Franklin Balanced Managed Volatility	12,077,244	13,743,525
EQ/Franklin Rising Dividends	8,770,578	358,048
EQ/Franklin Small Cap Value Managed Volatility	3,471,047	3,359,157
EQ/Franklin Templeton Allocation Managed Volatility	12,138,255	12,085,448
EQ/Global Bond PLUS	6,226,732	9,568,327
EQ/Global Equity Managed Volatility	37,913,342	49,429,412
EQ/Goldman Sachs Mid Cap Value	9,541,164	9,431,441
EQ/Growth Strategy	52,534	129,572
EQ/Intermediate Government Bond	6,411,131	8,084,677
EQ/International Core Managed Volatility	19,515,680	20,999,012
EQ/International Equity Index	46,260,896	47,266,593
EQ/International Managed Volatility	3,238,948	2,375,294
EQ/International Value Managed Volatility	19,240,674	21,281,786
EQ/Invesco Comstock	18,693,484	18,252,701
EQ/Invesco Global Real Estate	22,573,474	16,223,231
EQ/Invesco International Growth	17,874,581	13,802,804
EQ/Janus Enterprise	75,323,587	51,211,301
EQ/JPMorgan Value Opportunities	47,988,428	28,885,582
EQ/Large Cap Core Managed Volatility	5,656,636	5,815,387
EQ/Large Cap Growth Index	77,493,859	49,515,865
EQ/Large Cap Growth Managed Volatility	101,787,322	98,558,691
EQ/Large Cap Value Index	28,981,100	14,703,136
EQ/Large Cap Value Managed Volatility	96,357,279	95,365,245
EQ/Lazard Emerging Markets Equity	53,234,992	35,043,716
EQ/Loomis Sayles Growth	22,380,811	21,781,107
EQ/MFS International Growth	43,978,104	24,263,653
EQ/MFS International Value	105,265,355	66,598,287
EQ/MFS Mid Cap Focused Growth	41,335,973	29,205,222
EQ/MFS Technology	52,895,167	41,723,419
EQ/MFS Utilities Series	22,859,780	22,014,184
EQ/Mid Cap Index	131,490,752	81,649,076
EQ/Mid Cap Value Managed Volatility	56,047,266	56,543,441
EQ/Moderate Allocation	223,199,274	214,521,110
EQ/Moderate Growth Strategy	22,754,318	12,144,863
EQ/Moderate-Plus Allocation	195,367,199	143,994,948
EQ/Money Market	379,827,035	384,476,034
EQ/Oppenheimer Global	43,119,433	28,984,142
EQ/PIMCO Global Real Return	15,460,323	9,041,683
EQ/PIMCO Ultra Short Bond	12,109,930	14,813,622
EQ/Quality Bond PLUS	9,761,075	13,565,384
EQ/Small Company Index	70,408,958	40,756,936

FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
EQ/T. Rowe Price Growth Stock	$151,456,852	$97,864,620
EQ/Templeton Global Equity Managed Volatility	8,728,852	6,461,284
EQ/UBS Growth & Income	7,771,185	8,572,443
EQ/Wellington Energy	16,237,031	12,282,162
Fidelity® VIP Equity-Income Portfolio	4,808,798	1,957,315
Fidelity® VIP Mid Cap Portfolio	19,660,233	7,508,100
Invesco Oppenheimer V.I. Main Street Fund	3,113,008	754,154
Invesco V.I. Diversified Dividend Fund	17,094,333	7,921,641
Invesco V.I. High Yield Fund	14,485,703	7,453,207
Invesco V.I. Mid Cap Core Equity Fund	6,162,202	3,361,256
Invesco V.I. Small Cap Equity Fund	3,263,659	2,125,238
Ivy VIP High Income	67,253,065	40,540,708
Ivy VIP Small Cap Growth	14,430,013	7,539,203
MFS® Investors Trust Series	6,165,985	3,748,653
MFS® Massachusetts Investors Growth Stock Portfolio	14,412,169	4,147,079
Multimanager Aggressive Equity	92,148,891	98,026,191
Multimanager Core Bond	24,146,611	19,807,671
Multimanager Mid Cap Growth	13,149,019	13,325,107
Multimanager Mid Cap Value	7,320,081	7,473,785
Multimanager Technology	55,958,317	46,897,453
PIMCO CommodityRealReturn® Strategy Portfolio	2,281,653	1,369,119
Target 2015 Allocation	4,968,378	3,649,081
Target 2025 Allocation	20,753,471	12,516,352
Target 2035 Allocation	24,247,182	8,564,868
Target 2045 Allocation	20,748,964	7,953,173
Target 2055 Allocation	11,420,061	2,151,968
Templeton Global Bond VIP Fund	19,745,833	10,515,073
VanEck VIP Global Hard Assets Fund	5,734,906	4,758,532

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with AXA Distributions, LLC (“AXA Distributors”), a wholly-owned subsidiary of AXA Equitable and an affiliate of AXA Equitable Funds Management Group, LLC (“FMG LLC”). The Distribution Plans provide that AXA Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FMG LLC, a wholly-owned subsidiary of AXA Equitable serves as investment adviser of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective

FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

5.	Expenses and Related Party Transactions (Concluded)

Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.58% to a high of 1.75% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable, AXA Advisors, LLC (“AXA Advisors”) or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios’ average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries (“AXA Network”). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

AXA Equitable serves as the transfer agent for EQAT and VIP.

6.	Reorganizations

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2019.

In October 2018, AXA Equitable replaced certain portfolios (each a “Substituted Portfolio” and together, the “Substituted Portfolios”) which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a “Replacement Portfolio” and together, the “Replacement Portfolios”). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganizations (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	American Century VP Mid Cap Value Fund	EQ/American Century Mid Cap Value
Share Class	Class II	Class IB
Shares	4,231,054	4,231,054
Net Asset Value	$20.52	$20.52
Net Assets Before Substitution	$86,821,219	$—
Net Assets After Substitution	$—	$86,821,219
Realized Loss	$(786,460)

October 22, 2018	Fidelity® VIP Contrafund® Portfolio	EQ/Fidelity Institutional AM® Large Cap(1)
Share Class	Service Class 2	Class IB
Shares	12,834,420	12,834,420
Net Asset Value	$34.69	$34.69
Net Assets Before Substitution	$445,226,036	$—
Net Assets After Substitution	$—	$445,226,036
Realized Gain	$15,503,527

October 22, 2018	Goldman Sachs VIT Mid Cap Value Fund	EQ/Goldman Sachs Mid Cap Value
Share Class	Service Shares	Class IB
Shares	3,325,736	3,325,736
Net Asset Value	$16.69	$16.69
Net Assets Before Substitution	$55,506,528	$—
Net Assets After Substitution	$—	$55,506,528
Realized Gain	$769,536

October 22, 2018	Invesco V.I. Global Real Estate Fund	EQ/Invesco Global Real Estate
Share Class	Series II	Class IB
Shares	5,717,680	5,717,680
Net Asset Value	$15.23	$15.23
Net Assets Before Substitution	$87,080,260	$—
Net Assets After Substitution	$—	$87,080,260
Realized Loss	$(7,135,653)

October 22, 2018	Invesco V.I. International Growth Fund	EQ/Invesco International Growth
Share Class	Series II	Class IB
Shares	2,259,342	2,259,342
Net Asset Value	$34.38	$34.38
Net Assets Before Substitution	$77,676,166	$—
Net Assets After Substitution	$—	$77,676,166
Realized Loss	$(2,036,889)

October 22, 2018	Lazard Retirement Emerging Markets Equity Portfolio	EQ/Lazard Emerging Markets Equity
Share Class	Service Shares	Class IB
Shares	10,646,459	10,646,459
Net Asset Value	$19.44	$19.44
Net Assets Before Substitution	$206,967,165	$—
Net Assets After Substitution	$—	$206,967,165
Realized Loss	$(6,167,064)

FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganizations (Concluded)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	MFS® International Value Portfolio	EQ/MFS International Value
Share Class	Service Class	Class IB
Shares	18,095,012	18,095,012
Net Asset Value	$25.69	$25.69
Net Assets Before Substitution	$464,860,861	$—
Net Assets After Substitution	$—	$464,860,861
Realized Gain	$26,354,729

October 22, 2018	IVY VIP Mid Cap Growth	EQ/MFS Mid Cap Focused Growth(2)
Share Class	Class II	Class IB
Shares	13,309,356	13,309,356
Net Asset Value	$12.14	$12.14
Net Assets Before Substitution	$161,602,201	$—
Net Assets After Substitution	$—	$161,602,201
Realized Gain	$21,433,806

October 22, 2018	MFS® Technology Portfolio	EQ/MFS Technology
Share Class	Service Class	Class IB
Shares	9,271,120	9,271,120
Net Asset Value	$18.36	$18.36
Net Assets Before Substitution	$170,217,759	$—
Net Assets After Substitution	$—	$170,217,759
Realized Gain	$22,084,808

October 22, 2018	MFS® Utilities Series	EQ/MFS Utilities Series
Share Class	Service Class	Class IB
Shares	3,797,383	3,797,383
Net Asset Value	$29.84	$29.84
Net Assets Before Substitution	$113,313,897	$—
Net Assets After Substitution	$—	$113,313,897
Realized Gain	$4,934,174

October 22, 2018	IVY VIP Energy	EQ/Wellington Energy(3)
Share Class	Class II	Class IB
Shares	9,523,336	9,523,336
Net Asset Value	$5.72	$5.72
Net Assets Before Substitution	$54,466,814	$—
Net Assets After Substitution	$—	$54,466,814
Realized Loss	$(1,396,919)

(1)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap.
(2)	Formerly known as EQ/Ivy Mid Cap Growth.
(3)	Formerly known as EQ/Ivy Energy.

FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total
Old Contracts	0.58%	0.16%	—	0.74%
EQUIPLAN® Contracts	0.58%	0.16%	—	0.74%
EQUI-VEST® Series 100

EQ/Money Market,
EQ/Common Stock Index	0.56%	0.60%	0.24%	1.40%

All Other Funds	0.50%	0.60%	0.24%	1.34%

Momentum Contracts

EQ/Money Market,
EQ/Common Stock Index	0.65%	0.60%	0.24%	1.49%

All Other Funds	0.50%	0.60%	0.24%	1.34%

EQUI-VEST® Series 200

EQ/Money Market,
EQ/Common Stock Index	1.15%	0.25%	—	1.40%

All Other Funds	1.09%	0.25%	—	1.34%

EQUI-VEST® Series 201

All Other Funds	0.95%	0.25%	—	1.20%

EQUI-VEST® Series 300 and 400 Contracts

EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Alloocation	1.10%	0.25%	—	1.35%

All Other Funds	1.10%	0.24%	—	1.34%

Momentum Plus Contracts	1.10%	0.25%	—	1.35%
EQUI-VEST®Series 500 Contracts	1.20%	0.25%	—	1.45%
EQUI-VEST® at Retirement

1.30% All Funds	0.80%	0.50%	—	1.30%

1.25% All Funds	0.75%	0.50%	—	1.25%

EQUI-VEST®Series 600 and 800 Contracts	0.95%	0.25%	—	1.20%
EQUI-VEST® Vantage Contracts

0.90% All Funds	0.90%	—	—	0.90%

0.70% All Funds	0.70%	—	—	0.70%

0.50% All Funds	0.50%	—	—	0.50%

EQUI-VEST® Strategies Contracts Series 900

1.20% All Funds	1.20%	—	—	1.20%

0.90% All Funds	0.90%	—	—	0.90%

0.70% All Funds	0.70%	—	—	0.70%

0.50% All Funds	0.50%	—	—	0.50%

0.25% All Funds	0.25%	—	—	0.25%

FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total

EQUI-VEST® Strategies Contracts Series 901

0.00% All Funds	0.00%	—	—	0.00%

0.10% All Funds	0.10%	—	—	0.10%

0.25% All Funds	0.25%	—	—	0.25%

0.50% All Funds	0.50%	—	—	0.50%

0.60% All Funds	0.60%	—	—	0.60%

0.70% All Funds	0.70%	—	—	0.70%

0.80% All Funds	0.80%	—	—	0.80%

0.90% All Funds	0.90%	—	—	0.90%

1.00% All Funds	1.00%	—	—	1.00%

1.10% All Funds	1.10%	—	—	1.10%

1.15% All Funds	1.15%	—	—	1.15%
EQUI-VEST® Express Series 700 Contracts	0.70%	0.25%	—	0.95%
EQUI-VEST® Express Series 701 Contracts

1.10% All Funds	0.85%	0.25%	—	1.10%

EQUI-VEST® Series 801 Contracts

1.25% All Funds	1.00%	0.25%	—	1.25%

Variable Immediate Annuity

0.50% All Funds	0.40%	0.10%	—	0.50%

Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the “Cap”). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable’s General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

For EQUI-VEST® Series 100/200 and EQUI-VEST® Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST® Vantage and EQUI-VEST® Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST® series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable’s general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

For the series 300 and 400 contracts, although the charge is 0.25%, we currently charge 0.24% for all the variable investment options except the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and the EQ/Money Market options (we reserve the right to increase this charge to 0.25% for all the variable investment options at our discretion). For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contracts. For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/

FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

Common Stock Index, and EQ/Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment option plus the Trust’s annual expenses for 2019 would have been 2.50% for the AXA Moderate Allocation option; 2.39% for the Multimanager Aggressive Equity option; 2.09% for the EQ/Common Stock Index option; and 2.11% for the EQ/Money Market option.

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Annual Administrative charge	Annual	Low – $0 depending on the product and account value.	Unit liquidation from account value

		High – Depending on account value, $50 if the account value on the last business day of the contract year is less than $100,000.	Unit liquidation from account value

Withdrawal Charge	At time of transaction	Low – 5% of withdrawals or contributions made in the current and prior five participation years, whichever is less.	Unit liquidation from account value

High – 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

Plan Loan charges	At time of transaction	$25 set-up fee and $6.25 quarterly recordkeeping fee or $300 per plan (prorated on the first year).	Unit liquidation from account value

Variable Immediate Annuity Payout option	At time of transaction	$350 annuity administration fee	Unit liquidation from account value

Charge for third-party transfer or exchange	At time of transaction	$0 to $65	Unit liquidation from account value

Enhanced death benefit charge	Participation date	0.15% of account value	Unit liquidation from account value

Guaranteed Minimum Income Benefit		0.65%	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life		Low – 0.60% for single life option; 0.75% for joint life option High – 0.75% for single life; 0.90% for joint life

Sales Premium and Other Applicable Taxes		Current tax charge varies by jurisdiction and ranges from 0% to 3.5%	Deducted from the amount applied to provide an annuity payout option

Guaranteed minimum death benefit		Standard death benefit (available only with the guaranteed minimum income benefit) - 0.00%	Unit liquidation from

GWBL Standard death benefit - 0.00%

FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Annual Rachet to age 85 — 0.25% of the Annual Rachet to age 85 benefit base

Greater of 6% Roll-Up to age 85 or Annual Rachet to age 85 — 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL Enhanced death benefit — 0.30% of the GWBL Enhance death benefit base

Personal Income Benefit Charge	Contract/Participation Date Anniversary	1.00% of the Personal Income Benefit account value	Unit liquidation from account value

Managed Account Service Fee	Quarterly	The managed Account Service (“MAS”) Advisory fee is a quarterly fee that can be charged at an annual rate of up to 0.60%. The amount of the fee may be lower and varies among broker-dealers. The fee will be deducted pro rata from the Non- Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. The MAS Advisory fee does not apply to Personal Income Benefit related assets.	Unit liquidation from account value

Wire Transfer Charge	At time of transaction	$90 for outgoing wire transfers	Unit liquidation from account value

Express Mail Charge	At time of transaction	$35 for checks sent by express delivery	Unit liquidation from account value

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities
2019	Lowest contract charge 1.20% Class IB(e)	$115.76	—	—	—	22.46%
	Highest contract charge 1.25% Class IB	$115.69	—	—	—	22.40%
	All contract charges	—	2	$222	7.68%	—
2018	Lowest contract charge 1.25% Class IB(e)	$94.52	—	—	—	(5.59)%
	Highest contract charge 1.25% Class IB(e)	$94.52	—	—	—	(5.59)%
	All contract charges	—	—	$15	8.47%	—

1290 VT DoubleLine Dynamic Allocation
2019	Lowest contract charge 0.50% Class IB	$134.93	—	—	—	17.50%
	Highest contract charge 1.34% Class IB	$127.53	—	—	—	16.51%
	All contract charges	—	107	$13,637	2.12%	—
2018	Lowest contract charge 0.50% Class IB	$114.83	—	—	—	(4.59)%
	Highest contract charge 1.34% Class IB	$109.46	—	—	—	(5.41)%
	All contract charges	—	97	$10,730	1.64%	—

FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT DoubleLine Dynamic Allocation (Continued)
2017	Lowest contract charge 0.50% Class IB	$120.36	—	—	—	9.07%
	Highest contract charge 1.34% Class IB	$115.72	—	—	—	8.15%
	All contract charges	—	98	$11,438	0.62%	—
2016	Lowest contract charge 0.50% Class IB	$110.35	—	—	—	8.06%
	Highest contract charge 1.34% Class IB	$107.00	—	—	—	7.16%
	All contract charges	—	75	$7,993	1.70%	—
2015	Lowest contract charge 0.50% Class IB	$102.12	—	—	—	(4.20)%
	Highest contract charge 1.34% Class IB	$99.85	—	—	—	(5.01)%
	All contract charges	—	54	$5,512	0.98%	—

1290 VT DoubleLine Opportunistic Bond
2019	Lowest contract charge 0.50% Class IB	$112.11	—	—	—	7.57%
	Highest contract charge 1.25% Class IB	$108.25	—	—	—	6.77%
	All contract charges	—	122	$13,480	3.40%	—
2018	Lowest contract charge 0.50% Class IB	$104.22	—	—	—	(1.43)%
	Highest contract charge 1.25% Class IB	$101.39	—	—	—	(2.18)%
	All contract charges	—	88	$8,972	3.28%	—
2017	Lowest contract charge 0.50% Class IB	$105.73	—	—	—	3.41%
	Highest contract charge 1.25% Class IB	$103.65	—	—	—	2.64%
	All contract charges	—	61	$6,425	2.18%	—
2016	Lowest contract charge 0.50% Class IB	$102.24	—	—	—	4.35%
	Highest contract charge 1.25% Class IB	$100.98	—	—	—	3.56%
	All contract charges	—	26	$2,603	4.08%	—
2015	Lowest contract charge 0.50% Class IB(b)	$97.98	—	—	—	(2.28)%
	Highest contract charge 1.25% Class IB(b)	$97.51	—	—	—	(2.72)%
	All contract charges	—	7	$678	3.46%	—

1290 VT Equity Income
2019	Lowest contract charge 0.50% Class IB	$262.74	—	—		23.60%
	Highest contract charge 1.45% Class IB	$227.03	—	—	—	22.41%
	All contract charges	—	483	$112,168	2.28%	—
2018	Lowest contract charge 0.50% Class IB	$212.58	—	—	—	(12.14)%
	Highest contract charge 1.45% Class IB	$185.46	—	—	—	(12.98)%
	All contract charges	—	510	$96,565	1.98%	—
2017	Lowest contract charge 0.50% Class IB	$241.94	—	—	—	15.26%
	Highest contract charge 1.45% Class IB	$213.12	—	—	—	14.16%
	All contract charges	—	544	$117,542	1.67%	—
2016	Lowest contract charge 0.50% Class IB	$209.90	—	—	—	12.42%
	Highest contract charge 1.45% Class IB	$186.68	—	—	—	11.35%
	All contract charges	—	569	$107,751	2.00%	—
2015	Lowest contract charge 0.50% Class IB	$186.71	—	—	—	(2.19)%
	Highest contract charge 1.45% Class IB	$167.65	—	—	—	(3.13)%
	All contract charges	—	604	$102,239	1.58%	—

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 0.50% Class IB	$183.63	—	—	—	8.08%
	Highest contract charge 1.35% Class IB	$161.92	—	—	—	7.16%
	All contract charges	—	97	$15,854	4.13%	—
2018	Lowest contract charge 0.50% Class IB	$169.90	—	—	—	(5.39)%
	Highest contract charge 1.35% Class IB	$151.10	—	—	—	(6.20)%
	All contract charges	—	104	$15,733	1.46%	—
2017	Lowest contract charge 0.50% Class IB	$179.58	—	—	—	5.65%
	Highest contract charge 1.45% Class IB	$159.04	—	—	—	4.65%
	All contract charges	—	107	$17,240	0.16%	—
2016	Lowest contract charge 0.50% Class IB	$169.97	—	—	—	7.16%
	Highest contract charge 1.45% Class IB	$151.98	—	—	—	6.14%
	All contract charges	—	116	$17,653	0.01%	—
2015	Lowest contract charge 0.50% Class IB	$158.62	—	—	—	2.10%
	Highest contract charge 1.34% Class IB	$144.91	—	—	—	1.24%
	All contract charges	—	127	$18,277	0.00%	—

FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT GAMCO Small Company Value
2019	Lowest contract charge 0.00% Class IB	$145.12	—	—	—	23.35%
	Highest contract charge 1.45% Class IB	$367.32	—	—	—	21.56%
	All contract charges	—	3,073	$1,132,719	0.61%	—
2018	Lowest contract charge 0.00% Class IB	$117.65	—	—	—	(15.58)%
	Highest contract charge 1.45% Class IB	$302.16	—	—	—	(16.82)%
	All contract charges	—	2,996	$903,686	0.57%	—
2017	Lowest contract charge 0.00% Class IB	$139.36	—	—	—	16.09%
	Highest contract charge 1.45% Class IB	$363.24	—	—	—	14.42%
	All contract charges	—	2,891	$1,046,106	0.63%	—
2016	Lowest contract charge 0.00% Class IB(d)	$120.04	—	—	—	36.95%
	Highest contract charge 1.45% Class IB	$317.46	—	—	—	21.49%
	All contract charges	—	2,786	$878,428	0.52%	—
2015	Lowest contract charge 0.40% Class IB	$144.27	—	—	—	(6.08)%
	Highest contract charge 1.45% Class IB	$261.31	—	—	—	(7.07)%
	All contract charges	—	2,669	$692,281	0.54%	—

1290 VT High Yield Bond
2019	Lowest contract charge 0.50% Class IB	$128.20	—	—	—	12.35%
	Highest contract charge 1.34% Class IB	$121.17	—	—	—	11.40%
	All contract charges	—	176	$21,365	5.69%	—
2018	Lowest contract charge 0.50% Class IB	$114.11	—	—	—	(2.70)%
	Highest contract charge 1.34% Class IB	$108.77	—	—	—	(3.54)%
	All contract charges	—	133	$14,453	5.67%	—
2017	Lowest contract charge 0.50% Class IB	$117.28	—	—	—	5.94%
	Highest contract charge 1.45% Class IB	$112.18	—	—	—	4.94%
	All contract charges	—	113	$12,965	5.57%	—
2016	Lowest contract charge 0.50% Class IB	$110.70	—	—	—	11.17%
	Highest contract charge 1.34% Class IB	$107.33	—	—	—	10.23%
	All contract charges	—	78	$8,523	6.19%	—
2015	Lowest contract charge 0.50% Class IB	$99.58	—	—	—	(3.57)%
	Highest contract charge 1.34% Class IB	$97.37	—	—	—	(4.39)%
	All contract charges	—	55	$5,403	7.01%	—

1290 VT Low Volatility Global Equity
2019	Lowest contract charge 1.25% Class IB	$114.17	—	—	—	18.50%
	Highest contract charge 1.25% Class IB	$114.17	—	—	—	18.50%
	All contract charges	—	1	$77	4.04%	—
2018	Lowest contract charge 1.25% Class IB(e)	$96.35	—	—	—	(3.25)%
	Highest contract charge 1.25% Class IB(e)	$96.35	—	—	—	(3.25)%
	All contract charges	—	—	$15	8.67%	—

1290 VT Micro Cap
2019	Lowest contract charge 1.25% Class IB	$112.13	—	—	—	27.89%
	Highest contract charge 1.25% Class IB	$112.13	—	—	—	27.89%
	All contract charges	—	3	$356	0.16%	—
2018	Lowest contract charge 1.25% Class IB(e)	$87.68	—	—	—	(12.02)%
	Highest contract charge 1.25% Class IB(e)	$87.68	—	—	—	(12.02)%
	All contract charges	—	2	$137	0.05%	—

1290 VT Small Cap Value
2019	Lowest contract charge 0.50% Class IB	$134.23	—	—	—	25.21%
	Highest contract charge 1.25% Class IB	$129.60	—	—	—	24.27%
	All contract charges	—	44	$5,899	1.12%	—
2018	Lowest contract charge 0.50% Class IB	$107.20	—	—	—	(11.91)%
	Highest contract charge 1.25% Class IB	$104.29	—	—	—	(12.58)%
	All contract charges	—	28	$2,890	1.13%	—
2017	Lowest contract charge 0.50% Class IB	$121.70	—	—	—	12.22%
	Highest contract charge 1.25% Class IB	$119.30	—	—	—	11.37%
	All contract charges	—	14	$1,709	0.81%	—

FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT Small Cap Value (Continued)
2016	Lowest contract charge 0.50% Class IB	$108.45	—	—	—	23.63%
	Highest contract charge 1.25% Class IB(b)	$107.12	—	—	—	22.70%
	All contract charges	—	3	$307	3.23%	—
2015	Lowest contract charge 0.50% Class IB(b)	$87.72	—	—	—	(11.70)%
	Highest contract charge 1.20% Class IB(b)	$87.33	—	—	—	(12.07)%
	All contract charges	—	1	$76	0.81%	—

1290 VT SmartBeta Equity
2019	Lowest contract charge 0.50% Class IB	$144.58	—	—	—	26.29%
	Highest contract charge 1.25% Class IB	$139.60	—	—	—	25.35%
	All contract charges	—	39	$5,482	1.47%	—
2018	Lowest contract charge 0.50% Class IB	$114.48	—	—	—	(6.56)%
	Highest contract charge 1.25% Class IB	$111.37	—	—	—	(7.27)%
	All contract charges	—	23	$2,504	1.59%	—
2017	Lowest contract charge 0.50% Class IB	$122.52	—	—	—	21.12%
	Highest contract charge 1.25% Class IB	$120.10	—	—	—	20.20%
	All contract charges	—	10	$1,257	1.90%	—
2016	Lowest contract charge 0.50% Class IB(b)	$101.16	—	—	—	5.38%
	Highest contract charge 1.25% Class IB	$99.92	—	—	—	4.58%
	All contract charges	—	3	$392	2.12%	—
2015	Lowest contract charge 0.90% Class IB(b)	$95.76	—	—	—	(2.94)%
	Highest contract charge 1.25% Class IB(b)	$95.54	—	—	—	(3.15)%
	All contract charges	—	—	$74	3.31%	—

1290 VT Socially Responsible
2019	Lowest contract charge 0.00% Class IB	$165.75	—	—	—	30.27%
	Highest contract charge 1.45% Class IB	$257.44	—	—	—	28.38%
	All contract charges	—	321	$66,663	0.94%	—
2018	Lowest contract charge 0.00% Class IB	$127.24	—	—	—	(4.37)%
	Highest contract charge 1.45% Class IB	$200.53	—	—	—	(5.77)%
	All contract charges	—	318	$51,134	0.96%	—
2017	Lowest contract charge 0.00% Class IB(d)	$133.05	—	—	—	20.40%
	Highest contract charge 1.45% Class IB	$212.80	—	—	—	18.66%
	All contract charges	—	320	$54,460	1.05%	—
2016	Lowest contract charge 0.00% Class IB	$178.36	—	—	—	9.96%
	Highest contract charge 1.45% Class IB	$179.33	—	—	—	8.36%
	All contract charges	—	319	$45,604	1.20%	—
2015	Lowest contract charge 0.00% Class IB(c)	$162.21	—	—	—	(4.35)%
	Highest contract charge 1.45% Class IB	$165.49	—	—	—	(0.98)%
	All contract charges	—	329	$43,199	1.02%	—

All Asset Growth-Alt 20
2019	Lowest contract charge 0.50% Class IB	$194.20	—	—	—	18.49%
	Highest contract charge 1.45% Class IB	$175.92	—	—	—	17.37%
	All contract charges	—	493	$88,902	1.72%	—
2018	Lowest contract charge 0.50% Class IB	$163.89	—	—	—	(8.02)%
	Highest contract charge 1.45% Class IB	$149.89	—	—	—	(8.90)%
	All contract charges	—	496	$76,081	1.79%	—
2017	Lowest contract charge 0.50% Class IB	$178.18	—	—	—	15.32%
	Highest contract charge 1.45% Class IB	$164.54	—	—	—	14.22%
	All contract charges	—	500	$84,044	1.62%	—
2016	Lowest contract charge 0.50% Class IB	$154.51	—	—	—	9.02%
	Highest contract charge 1.45% Class IB	$144.06	—	—	—	7.98%
	All contract charges	—	404	$59,126	1.36%	—
2015	Lowest contract charge 0.50% Class IB	$141.73	—	—	—	(4.44)%
	Highest contract charge 1.45% Class IB	$133.41	—	—	—	(5.36)%
	All contract charges	—	391	$52,828	0.83%	—

FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
American Funds Insurance Series® Bond FundSM
2019	Lowest contract charge 0.50% Class 4	$113.24	—	—	—	8.54%
	Highest contract charge 1.45% Class 4	$106.24	—	—	—	7.50%
	All contract charges	—	552	$59,762	2.61%	—
2018	Lowest contract charge 0.50% Class 4	$104.33	—	—	—	(1.39)%
	Highest contract charge 1.45% Class 4	$98.83	—	—	—	(2.33)%
	All contract charges	—	468	$47,002	2.31%	—
2017	Lowest contract charge 0.50% Class 4	$105.80	—	—	—	2.78%
	Highest contract charge 1.45% Class 4	$101.19	—	—	—	1.80%
	All contract charges	—	433	$44,600	2.08%	—
2016	Lowest contract charge 0.50% Class 4	$102.94	—	—	—	2.29%
	Highest contract charge 1.45% Class 4	$99.40	—	—	—	1.31%
	All contract charges	—	362	$36,249	1.73%	—
2015	Lowest contract charge 0.50% Class 4	$100.64	—	—	—	(0.57)%
	Highest contract charge 1.45% Class 4	$98.11	—	—	—	(1.53)%
	All contract charges	—	247	$24,490	1.87%	—

CharterSM Moderate
2019	Lowest contract charge 0.50% Class B	$114.33	—	—	—	14.25%
	Highest contract charge 1.25% Class B	$112.05	—	—	—	13.39%
	All contract charges	—	4	$485	2.57%	—
2018	Lowest contract charge 0.50% Class B	$100.07	—	—	—	(5.31)%
	Highest contract charge 1.25% Class B	$98.82	—	—	—	(6.03)%
	All contract charges	—	2	$307	1.45%	—
2017	Lowest contract charge 0.50% Class B	$105.68	—	—	—	5.44%
	Highest contract charge 1.25% Class B	$105.16	—	—	—	4.95%
	All contract charges	—	3	$324	1.87%	—

CharterSM Multi-Sector Bond
2019	Lowest contract charge 0.70% Class A	$127.87	—	—	—	6.16%
	Highest contract charge 1.45% Class A	$101.07	—	—	—	5.36%
	All contract charges	—	303	$52,479	2.06%	—
2018	Lowest contract charge 0.70% Class A	$120.45	—	—	—	(1.20)%
	Highest contract charge 1.45% Class A	$95.93	—	—	—	(1.95)%
	All contract charges	—	320	$52,653	2.21%	—
2017	Lowest contract charge 0.70% Class A	$121.91	—	—	—	1.52%
	Highest contract charge 1.45% Class A	$97.84	—	—	—	0.75%
	All contract charges	—	344	$57,497	1.56%	—
2016	Lowest contract charge 0.70% Class A	$120.09	—	—	—	2.21%
	Highest contract charge 1.45% Class A	$97.11	—	—	—	1.44%
	All contract charges	—	370	$61,071	1.95%	—
2015	Lowest contract charge 0.70% Class A	$117.49	—	—	—	(1.34)%
	Highest contract charge 1.45% Class A	$95.73	—	—	—	(2.08)%
	All contract charges	—	401	$65,307	1.52%	—

CharterSM Multi-Sector Bond
2019	Lowest contract charge 0.50% Class B	$145.36	—	—	—	6.37%
	Highest contract charge 1.30% Class B	$99.76	—	—	—	5.53%
	All contract charges	—	234	$25,513	2.06%	—
2018	Lowest contract charge 0.50% Class B	$136.65	—	—	—	(1.00)%
	Highest contract charge 1.30% Class B	$94.53	—	—	—	(1.79)%
	All contract charges	—	240	$24,731	2.21%	—
2017	Lowest contract charge 0.50% Class B	$138.03	—	—	—	1.72%
	Highest contract charge 1.30% Class B	$96.25	—	—	—	0.92%
	All contract charges	—	243	$25,610	1.56%	—
2016	Lowest contract charge 0.50% Class B	$135.69	—	—	—	2.42%
	Highest contract charge 1.30% Class B	$95.37	—	—	—	1.61%
	All contract charges	—	249	$25,975	1.95%	—
2015	Lowest contract charge 0.50% Class B	$132.49	—	—	—	(1.13)%

FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
CharterSM Multi-Sector Bond (Continued)
	Highest contract charge 1.30% Class B	$93.86	—	—	—	(1.92)%
	All contract charges	—	256	$26,346	1.52%	—

CharterSM Small Cap Growth
2019	Lowest contract charge 0.50% Class B	$283.70	—	—	—	32.38%
	Highest contract charge 1.45% Class B	$245.14	—	—	—	31.12%
	All contract charges	—	221	$54,751	1.90%	—
2018	Lowest contract charge 0.50% Class B	$214.31	—	—	—	(5.51)%
	Highest contract charge 1.45% Class B	$186.96	—	—	—	(6.42)%
	All contract charges	—	226	$42,495	3.63%	—
2017	Lowest contract charge 0.50% Class B	$226.80	—	—	—	23.74%
	Highest contract charge 1.45% Class B	$199.78	—	—	—	22.56%
	All contract charges	—	231	$46,802	2.62%	—
2016	Lowest contract charge 0.50% Class B	$183.29	—	—	—	8.81%
	Highest contract charge 1.45% Class B	$163.00	—	—	—	7.77%
	All contract charges	—	244	$40,272	0.00%	—
2015	Lowest contract charge 0.50% Class B	$168.45	—	—	—	(6.52)%
	Highest contract charge 1.45% Class B	$151.25	—	—	—	(7.41)%
	All contract charges	—	265	$40,398	0.26%	—

CharterSM Small Cap Value
2019	Lowest contract charge 0.50% Class B	$325.41	—	—	—	24.02%
	Highest contract charge 1.45% Class B	$223.09	—	—	—	22.84%
	All contract charges	—	382	$110,347	0.46%	—
2018	Lowest contract charge 0.50% Class B	$262.38	—	—	—	(13.42)%
	Highest contract charge 1.45% Class B	$181.61	—	—	—	(14.25)%
	All contract charges	—	403	$95,139	1.16%	—
2017	Lowest contract charge 0.50% Class B	$303.06	—	—	—	10.74%
	Highest contract charge 1.45% Class B	$211.80	—	—	—	9.68%
	All contract charges	—	434	$118,439	1.45%	—
2016	Lowest contract charge 0.50% Class B	$273.66	—	—	—	24.61%
	Highest contract charge 1.45% Class B	$193.10	—	—	—	23.43%
	All contract charges	—	469	$117,210	1.36%	—
2015	Lowest contract charge 0.50% Class B	$219.62	—	—	—	(13.57)%
	Highest contract charge 1.45% Class B	$156.45	—	—	—	(14.40)%
	All contract charges	—	504	$101,765	0.51%	—

EQ/400 Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$214.11	—	—	—	24.43%
	Highest contract charge 1.45% Class IB	$178.32	—	—	—	23.12%
	All contract charges	—	91	$20,442	1.01%	—
2018	Lowest contract charge 0.40% Class IB	$172.07	—	—	—	(12.62)%
	Highest contract charge 1.45% Class IB	$144.84	—	—	—	(13.55)%
	All contract charges	—	84	$15,353	0.98%	—
2017	Lowest contract charge 0.40% Class IB	$196.93	—	—	—	14.77%
	Highest contract charge 1.45% Class IB	$167.54	—	—	—	13.56%
	All contract charges	—	79	$16,486	0.79%	—
2016	Lowest contract charge 0.40% Class IB	$171.59	—	—	—	19.20%
	Highest contract charge 1.45% Class IB	$147.53	—	—	—	17.95%
	All contract charges	—	66	$12,251	0.92%	—
2015	Lowest contract charge 0.40% Class IB	$143.95	—	—	—	(3.50)%
	Highest contract charge 1.34% Class IB	$166.05	—	—	—	(4.41)%
	All contract charges	—	45	$7,382	0.56%	—

EQ/500 Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$265.02	—	—	—	29.25%
	Highest contract charge 1.34% Class IB	$273.26	—	—	—	28.16%
	All contract charges	—	138	$36,023	1.62%	—
2018	Lowest contract charge 0.50% Class IB	$205.04	—	—	—	(6.53)%

FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/500 Managed Volatility (Continued)
	Highest contract charge 1.34% Class IB	$213.21	—	—	—	(7.33)%
	All contract charges	—	129	$26,144	1.15%	—
2017	Lowest contract charge 0.50% Class IB	$219.37	—	—	—	20.16%
	Highest contract charge 1.34% Class IB	$230.07	—	—	—	19.15%
	All contract charges	—	120	$26,598	1.21%	—
2016	Lowest contract charge 0.50% Class IB	$182.57	—	—	—	10.47%
	Highest contract charge 1.34% Class IB	$193.10	—	—	—	9.54%
	All contract charges	—	104	$19,418	1.31%	—
2015	Lowest contract charge 0.50% Class IB	$165.27	—	—	—	(0.14)%
	Highest contract charge 1.34% Class IB	$176.28	—	—	—	(0.98)%
	All contract charges	—	87	$14,632	0.97%	—

EQ/2000 Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$212.31	—	—	—	23.82%
	Highest contract charge 1.34% Class IB	$231.01	—	—	—	22.78%
	All contract charges	—	46	$9,641	0.95%	—
2018	Lowest contract charge 0.50% Class IB	$171.46	—	—	—	(12.36)%
	Highest contract charge 1.34% Class IB	$188.15	—	—	—	(13.11)%
	All contract charges	—	45	$7,424	0.79%	—
2017	Lowest contract charge 0.50% Class IB	$195.64	—	—	—	13.29%
	Highest contract charge 1.34% Class IB	$216.53	—	—	—	12.34%
	All contract charges	—	39	$7,758	0.75%	—
2016	Lowest contract charge 0.50% Class IB	$172.69	—	—	—	19.92%
	Highest contract charge 1.34% Class IB	$192.75	—	—	—	18.92%
	All contract charges	—	33	$5,859	0.82%	—
2015	Lowest contract charge 0.50% Class IB	$144.00	—	—	—	(5.57)%
	Highest contract charge 1.34% Class IB	$162.09	—	—	—	(6.37)%
	All contract charges	—	26	$4,016	0.40%	—

EQ/AB Dynamic Moderate Growth
2019	Lowest contract charge 0.50% Class IB	$154.86	—	—	—	15.21%
	Highest contract charge 1.34% Class IB	$145.15	—	—	—	14.25%
	All contract charges	—	130	$19,010	1.14%	—
2018	Lowest contract charge 0.50% Class IB	$134.41	—	—	—	(6.29)%
	Highest contract charge 1.34% Class IB	$127.05	—	—	—	(7.08)%
	All contract charges	—	130	$16,916	1.15%	—
2017	Lowest contract charge 0.50% Class IB	$143.43	—	—	—	12.34%
	Highest contract charge 1.34% Class IB	$136.73	—	—	—	11.39%
	All contract charges	—	138	$18,919	1.22%	—
2016	Lowest contract charge 0.50% Class IB	$127.68	—	—	—	3.26%
	Highest contract charge 1.34% Class IB	$122.75	—	—	—	2.39%
	All contract charges	—	134	$16,587	0.41%	—
2015	Lowest contract charge 0.50% Class IB	$123.65	—	—	—	(1.11)%
	Highest contract charge 1.34% Class IB	$119.89	—	—	—	(1.95)%
	All contract charges	—	120	$14,425	0.80%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.70% Class IA	$430.75	—	—	—	26.91%
	Highest contract charge 1.45% Class IA	$343.05	—	—	—	25.95%
	All contract charges	—	665	$318,770	0.16%	—
2018	Lowest contract charge 0.70% Class IA	$339.42	—	—	—	(8.53)%
	Highest contract charge 1.45% Class IA	$272.38	—	—	—	(9.22)%
	All contract charges	—	706	$269,121	0.12%	—
2017	Lowest contract charge 0.70% Class IA	$371.06	—	—	—	21.81%
	Highest contract charge 1.45% Class IA	$300.04	—	—	—	20.90%
	All contract charges	—	761	$318,454	0.27%	—
2016	Lowest contract charge 0.70% Class IA	$304.61	—	—	—	11.79%
	Highest contract charge 1.45% Class IA	$248.18	—	—	—	10.95%

FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/AB Small Cap Growth (Continued)
	All contract charges	—	819	$283,441	0.36%	—
2015	Lowest contract charge 0.70% Class IA	$272.48	—	—	—	(3.59)%
	Highest contract charge 1.45% Class IA	$223.69	—	—	—	(4.32)%
	All contract charges	—	887	$276,150	0.05%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.50% Class IB	$285.43	—	—	—	27.16%
	Highest contract charge 1.30% Class IB	$265.33	—	—	—	26.16%
	All contract charges	—	313	$101,773	0.16%	—
2018	Lowest contract charge 0.50% Class IB	$224.46	—	—	—	(8.34)%
	Highest contract charge 1.30% Class IB	$210.32	—	—	—	(9.07)%
	All contract charges	—	267	$71,468	0.12%	—
2017	Lowest contract charge 0.50% Class IB	$244.89	—	—	—	22.06%
	Highest contract charge 1.30% Class IB	$231.30	—	—	—	21.10%
	All contract charges	—	256	$76,002	0.27%	—
2016	Lowest contract charge 0.50% Class IB	$200.63	—	—	—	12.01%
	Highest contract charge 1.30% Class IB	$191.00	—	—	—	11.13%
	All contract charges	—	252	$61,734	0.36%	—
2015	Lowest contract charge 0.50% Class IB	$179.11	—	—	—	(3.39)%
	Highest contract charge 1.30% Class IB	$171.87	—	—	—	(4.16)%
	All contract charges	—	250	$55,409	0.05%	—

EQ/Aggressive Allocation
2019	Lowest contract charge 0.50% Class B	$270.19	—	—	—	23.86%
	Highest contract charge 1.45% Class B	$231.18	—	—	—	22.68%
	All contract charges	—	3,315	$792,936	1.59%	—
2018	Lowest contract charge 0.50% Class B	$218.14	—	—	—	(9.17)%
	Highest contract charge 1.45% Class B	$188.44	—	—	—	(10.05)%
	All contract charges	—	3,327	$646,094	1.58%	—
2017	Lowest contract charge 0.50% Class B	$240.17	—	—	—	18.50%
	Highest contract charge 1.45% Class B	$209.49	—	—	—	17.37%
	All contract charges	—	3,343	$719,502	1.53%	—
2016	Lowest contract charge 0.50% Class B	$202.67	—	—	—	8.25%
	Highest contract charge 1.45% Class B	$178.48	—	—	—	7.21%
	All contract charges	—	3,348	$610,865	0.97%	—
2015	Lowest contract charge 0.50% Class B	$187.23	—	—	—	(2.25)%
	Highest contract charge 1.45% Class B	$166.47	—	—	—	(3.18)%
	All contract charges	—	3,347	$567,396	0.97%	—

EQ/American Century Mid Cap Value(f)
2019	Lowest contract charge 0.00% Class IB	$151.54	—	—	—	28.82%
	Highest contract charge 1.25% Class IB	$113.54	—	—	—	27.20%
	All contract charges	—	486	$120,132	1.97%	—
2018	Lowest contract charge 0.00% Class IB(e)	$117.64	—	—	—	(9.39)%
	Highest contract charge 1.25% Class IB(e)	$89.26	—	—	—	(9.60)%
	All contract charges	—	413	$80,826	0.57%	—

EQ/Balanced Strategy
2019	Lowest contract charge 1.25% Class IA	$161.30	—	—	—	14.24%
	Highest contract charge 1.25% Class IA	$161.30	—	—	—	14.24%
	All contract charges	—	—	$79	1.50%	—
2018	Lowest contract charge 1.25% Class IA	$141.19	—	—	—	(5.39)%
	Highest contract charge 1.25% Class IA	$141.19	—	—	—	(5.39)%
	All contract charges	—	1	$72	1.19%	—
2017	Lowest contract charge 1.25% Class IA	$149.23	—	—	—	8.48%
	Highest contract charge 1.25% Class IA	$149.23	—	—	—	8.48%
	All contract charges	—	1	$193	1.27%	—
2016	Lowest contract charge 1.25% Class IA	$137.56	—	—	—	4.66%
	Highest contract charge 1.25% Class IA	$137.56	—	—	—	4.66%

FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Balanced Strategy (Continued)
	All contract charges	—	1	$188	0.90%	—
2015	Lowest contract charge 1.10% Class IA	$132.70	—	—	—	(1.73)%
	Highest contract charge 1.25% Class IA	$131.44	—	—	—	(1.88)%
	All contract charges	—	1	$189	1.03%	—

EQ/Balanced Strategy
2019	Lowest contract charge 0.50% Class IB	$152.52	—	—	—	15.11%
	Highest contract charge 1.45% Class IB	$141.73	—	—	—	14.00%
	All contract charges	—	820	$133,439	1.50%	—
2018	Lowest contract charge 0.50% Class IB	$132.50	—	—	—	(4.66)%
	Highest contract charge 1.45% Class IB	$124.32	—	—	—	(5.57)%
	All contract charges	—	835	$119,937	1.19%	—
2017	Lowest contract charge 0.50% Class IB	$138.98	—	—	—	9.30%
	Highest contract charge 1.45% Class IB	$131.66	—	—	—	8.26%
	All contract charges	—	869	$132,545	1.27%	—
2016	Lowest contract charge 0.50% Class IB	$127.15	—	—	—	5.45%
	Highest contract charge 1.45% Class IB	$121.61	—	—	—	4.45%
	All contract charges	—	880	$124,745	0.90%	—
2015	Lowest contract charge 0.50% Class IB	$120.58	—	—	—	(1.13)%
	Highest contract charge 1.45% Class IB	$116.43	—	—	—	(2.09)%
	All contract charges	—	802	$108,841	1.03%	—

EQ/BlackRock Basic Value Equity
2019	Lowest contract charge 0.50% Class IB	$312.63	—	—	—	22.82%
	Highest contract charge 1.45% Class IB	$322.66	—	—	—	21.65%
	All contract charges	—	2,275	$831,501	1.94%	—
2018	Lowest contract charge 0.50% Class IB	$254.55	—	—	—	(8.48)%
	Highest contract charge 1.45% Class IB	$265.24	—	—	—	(9.36)%
	All contract charges	—	2,310	$694,882	1.61%	—
2017	Lowest contract charge 0.50% Class IB	$278.13	—	—	—	7.57%
	Highest contract charge 1.45% Class IB	$292.62	—	—	—	6.55%
	All contract charges	—	2,378	$791,517	1.41%	—
2016	Lowest contract charge 0.50% Class IB	$258.55	—	—	—	17.38%
	Highest contract charge 1.45% Class IB	$274.64	—	—	—	16.26%
	All contract charges	—	2,429	$759,183	1.54%	—
2015	Lowest contract charge 0.50% Class IB	$220.27	—	—	—	(6.62)%
	Highest contract charge 1.45% Class IB	$236.23	—	—	—	(7.51)%
	All contract charges	—	2,398	$648,716	1.31%	—

EQ/Capital Guardian Research
2019	Lowest contract charge 0.70% Class IB	$366.64	—	—	—	31.95%
	Highest contract charge 1.45% Class IB	$314.19	—	—	—	30.96%
	All contract charges	—	814	$246,604	0.56%	—
2018	Lowest contract charge 0.70% Class IB	$277.86	—	—	—	(5.51)%
	Highest contract charge 1.45% Class IB	$239.92	—	—	—	(6.23)%
	All contract charges	—	855	$198,849	0.56%	—
2017	Lowest contract charge 0.70% Class IB	$294.05	—	—	—	24.56%
	Highest contract charge 1.45% Class IB	$255.85	—	—	—	23.62%
	All contract charges	—	907	$226,594	0.78%	—
2016	Lowest contract charge 0.70% Class IB	$236.07	—	—	—	7.66%
	Highest contract charge 1.45% Class IB	$206.96	—	—	—	6.86%
	All contract charges	—	954	$194,061	0.87%	—
2015	Lowest contract charge 0.70% Class IB	$219.27	—	—	—	1.20%
	Highest contract charge 1.45% Class IB	$193.68	—	—	—	0.43%
	All contract charges	—	1,011	$193,583	0.57%	—

EQ/ClearBridge Large Cap Growth
2019	Lowest contract charge 0.70% Class IB	$308.21	—	—	—	31.08%
	Highest contract charge 1.45% Class IB	$264.12	—	—	—	30.09%
	All contract charges	—	591	$162,169	0.03%	—

FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/ClearBridge Large Cap Growth (Continued)
2018	Lowest contract charge 0.70% Class IB	$235.14	—	—	—	(1.05)%
	Highest contract charge 1.45% Class IB	$203.03	—	—	—	(1.80)%
	All contract charges	—	662	$138,859	0.17%	—
2017	Lowest contract charge 0.50% Class IB	$238.30	—	—	—	24.97%
	Highest contract charge 1.45% Class IB	$206.76	—	—	—	23.78%
	All contract charges	—	753	$160,742	0.07%	—
2016	Lowest contract charge 0.50% Class IB	$190.69	—	—	—	0.38%
	Highest contract charge 1.45% Class IB	$167.04	—	—	—	(0.58)%
	All contract charges	—	887	$152,942	0.00%	—
2015	Lowest contract charge 0.50% Class IB	$189.97	—	—	—	0.76%
	Highest contract charge 1.45% Class IB	$168.01	—	—	—	(0.20)%
	All contract charges	—	1,022	$177,302	0.00%	—

EQ/ClearBridge Select Equity Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$207.85	—	—	—	32.87%
	Highest contract charge 1.45% Class IB	$182.92	—	—	—	31.60%
	All contract charges	—	152	$28,393	0.35%	—
2018	Lowest contract charge 0.50% Class IB	$156.43	—	—	—	(10.52)%
	Highest contract charge 1.45% Class IB	$139.00	—	—	—	(11.38)%
	All contract charges	—	160	$22,764	3.55%	—
2017	Lowest contract charge 0.50% Class IB	$174.82	—	—	—	13.63%
	Highest contract charge 1.45% Class IB	$156.85	—	—	—	12.55%
	All contract charges	—	175	$27,935	1.02%	—
2016	Lowest contract charge 0.50% Class IB	$153.85	—	—	—	12.60%
	Highest contract charge 1.45% Class IB	$139.36	—	—	—	11.52%
	All contract charges	—	189	$26,930	2.21%	—
2015	Lowest contract charge 0.50% Class IB	$136.64	—	—	—	(2.87)%
	Highest contract charge 1.45% Class IB	$124.96	—	—	—	(3.80)%
	All contract charges	—	203	$25,859	1.81%	—

EQ/Common Stock Index
2019	Lowest contract charge 0.70% Class IA	$362.51	—	—	—	29.32%
	Highest contract charge 1.45% Class IA	$241.62	—	—	—	28.34%
	All contract charges	—	2,952	$2,239,132	1.42%	—
2018	Lowest contract charge 0.70% Class IA	$280.31	—	—	—	(6.46)%
	Highest contract charge 1.45% Class IA	$188.26	—	—	—	(7.17)%
	All contract charges	—	3,243	$1,909,634	1.29%	—
2017	Lowest contract charge 0.70% Class IA	$299.68	—	—	—	19.63%
	Highest contract charge 1.45% Class IA	$202.81	—	—	—	18.73%
	All contract charges	—	3,556	$2,249,181	1.29%	—
2016	Lowest contract charge 0.70% Class IA	$250.51	—	—	—	10.91%
	Highest contract charge 1.45% Class IA	$170.82	—	—	—	10.08%
	All contract charges	—	3,867	$2,054,312	1.54%	—
2015	Lowest contract charge 0.70% Class IA	$225.87	—	—	—	(0.76)%
	Highest contract charge 1.45% Class IA	$155.18	—	—	—	(1.50)%
	All contract charges	—	4,237	$2,036,713	1.35%	—

EQ/Common Stock Index
2019	Lowest contract charge 0.40% Class IB	$242.81	—	—	—	29.71%
	Highest contract charge 1.30% Class IB	$216.23	—	—	—	28.56%
	All contract charges	—	962	$225,707	1.42%	—
2018	Lowest contract charge 0.40% Class IB	$187.19	—	—	—	(6.18)%
	Highest contract charge 1.30% Class IB	$168.20	—	—	—	(7.02)%
	All contract charges	—	933	$170,142	1.29%	—
2017	Lowest contract charge 0.40% Class IB	$199.52	—	—	—	19.99%
	Highest contract charge 1.30% Class IB	$180.90	—	—	—	18.93%
	All contract charges	—	917	$179,724	1.29%	—

FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Common Stock Index (Continued)
2016	Lowest contract charge 0.40% Class IB	$166.28	—	—	—	11.25%
	Highest contract charge 1.30% Class IB	$152.11	—	—	—	10.26%
	All contract charges	—	881	$144,886	1.54%	—
2015	Lowest contract charge 0.40% Class IB	$149.47	—	—	—	(0.46)%
	Highest contract charge 1.30% Class IB	$137.96	—	—	—	(1.34)%
	All contract charges	—	870	$130,043	1.35%	—

EQ/Conservative Allocation
2019	Lowest contract charge 0.50% Class B	$160.07	—	—	—	8.69%
	Highest contract charge 1.45% Class B	$136.96	—	—	—	7.66%
	All contract charges	—	741	$102,816	1.67%	—
2018	Lowest contract charge 0.50% Class B	$147.27	—	—	—	(2.06)%
	Highest contract charge 1.45% Class B	$127.22	—	—	—	(3.00)%
	All contract charges	—	757	$97,134	1.49%	—
2017	Lowest contract charge 0.50% Class B	$150.36	—	—	—	4.42%
	Highest contract charge 1.45% Class B	$131.15	—	—	—	3.43%
	All contract charges	—	806	$106,472	1.10%	—
2016	Lowest contract charge 0.50% Class B	$143.99	—	—	—	2.41%
	Highest contract charge 1.45% Class B	$126.80	—	—	—	1.44%
	All contract charges	—	884	$112,214	0.95%	—
2015	Lowest contract charge 0.50% Class B	$140.60	—	—	—	(0.73)%
	Highest contract charge 1.45% Class B	$125.00	—	—	—	(1.69)%
	All contract charges	—	912	$113,613	0.81%	—

EQ/Conservative Growth Strategy
2019	Lowest contract charge 0.50% Class IB	$141.48	—	—	—	12.82%
	Highest contract charge 1.34% Class IB	$132.60	—	—	—	11.87%
	All contract charges	—	254	$35,470	1.54%	—
2018	Lowest contract charge 0.50% Class IB	$125.40	—	—	—	(3.73)%
	Highest contract charge 1.34% Class IB	$118.53	—	—	—	(4.56)%
	All contract charges	—	240	$30,084	1.25%	—
2017	Lowest contract charge 0.50% Class IB	$130.26	—	—	—	7.44%
	Highest contract charge 1.34% Class IB	$124.19	—	—	—	6.54%
	All contract charges	—	223	$29,665	1.25%	—
2016	Lowest contract charge 0.50% Class IB	$121.24	—	—	—	4.44%
	Highest contract charge 1.34% Class IB	$116.57	—	—	—	3.56%
	All contract charges	—	204	$25,591	0.90%	—
2015	Lowest contract charge 0.50% Class IB	$116.09	—	—	—	(0.96)%
	Highest contract charge 1.34% Class IB	$112.56	—	—	—	(1.80)%
	All contract charges	—	181	$22,059	1.01%	—

EQ/Conservative Strategy
2019	Lowest contract charge 0.50% Class IB	$121.13	—	—	—	8.40%
	Highest contract charge 1.34% Class IB	$113.53	—	—	—	7.49%
	All contract charges	—	90	$10,581	1.62%	—
2018	Lowest contract charge 0.50% Class IB	$111.74	—	—	—	(1.89)%
	Highest contract charge 1.34% Class IB	$105.62	—	—	—	(2.73)%
	All contract charges	—	80	$8,883	1.18%	—
2017	Lowest contract charge 0.50% Class IB	$113.89	—	—	—	3.74%
	Highest contract charge 1.34% Class IB	$108.58	—	—	—	2.88%
	All contract charges	—	86	$9,802	1.04%	—
2016	Lowest contract charge 0.50% Class IB	$109.78	—	—	—	2.31%
	Highest contract charge 1.34% Class IB	$105.54	—	—	—	1.45%
	All contract charges	—	87	$9,714	0.85%	—
2015	Lowest contract charge 0.50% Class IB	$107.30	—	—	—	(0.67)%
	Highest contract charge 1.34% Class IB	$104.03	—	—	—	(1.51)%
	All contract charges	—	74	$8,166	0.87%	—

FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Conservative-Plus Allocation
2019	Lowest contract charge 0.50% Class B	$185.57	—	—	—	12.91%
	Highest contract charge 1.45% Class B	$158.78	—	—	—	11.83%
	All contract charges	—	1,363	$221,097	1.60%	—
2018	Lowest contract charge 0.50% Class B	$164.35	—	—	—	(4.13)%
	Highest contract charge 1.45% Class B	$141.98	—	—	—	(5.05)%
	All contract charges	—	1,402	$202,591	1.48%	—
2017	Lowest contract charge 0.50% Class B	$171.43	—	—	—	8.28%
	Highest contract charge 1.45% Class B	$149.53	—	—	—	7.25%
	All contract charges	—	1,455	$220,539	1.21%	—
2016	Lowest contract charge 0.50% Class B	$158.32	—	—	—	4.21%
	Highest contract charge 1.45% Class B	$139.42	—	—	—	3.22%
	All contract charges	—	1,464	$206,424	0.94%	—
2015	Lowest contract charge 0.50% Class B	$151.92	—	—	—	(1.15)%
	Highest contract charge 1.45% Class B	$135.07	—	—	—	(2.09)%
	All contract charges	—	1,489	$202,513	0.83%	—

EQ/Core Bond Index
2019	Lowest contract charge 0.40% Class IB	$108.99	—	—	—	5.84%
	Highest contract charge 1.45% Class IB	$116.73	—	—	—	4.72%
	All contract charges	—	1,018	$122,882	1.96%	—
2018	Lowest contract charge 0.40% Class IB	$102.98	—	—	—	(0.16)%
	Highest contract charge 1.45% Class IB	$111.47	—	—	—	(1.21)%
	All contract charges	—	984	$113,184	1.92%	—
2017	Lowest contract charge 0.40% Class IB	$103.14	—	—	—	1.06%
	Highest contract charge 1.45% Class IB	$112.84	—	—	—	—%
	All contract charges	—	983	$114,129	1.58%	—
2016	Lowest contract charge 0.40% Class IB	$102.06	—	—	—	0.97%
	Highest contract charge 1.45% Class IB	$112.84	—	—	—	(0.09)%
	All contract charges	—	991	$114,324	1.52%	—
2015	Lowest contract charge 0.40% Class IB	$101.08	—	—	—	0.04%
	Highest contract charge 1.45% Class IB	$112.94	—	—	—	(1.03)%
	All contract charges	—	963	$110,934	1.50%	—

EQ/Emerging Markets Equity PLUS
2019	Lowest contract charge 0.50% Class IB	$107.48	—	—	—	17.53%
	Highest contract charge 1.45% Class IB	$100.84	—	—	—	16.40%
	All contract charges	—	176	$17,887	1.68%	—
2018	Lowest contract charge 0.50% Class IB	$91.45	—	—	—	(15.68)%
	Highest contract charge 1.45% Class IB	$86.63	—	—	—	(16.49)%
	All contract charges	—	156	$13,778	1.39%	—
2017	Lowest contract charge 0.50% Class IB	$108.45	—	—	—	33.35%
	Highest contract charge 1.45% Class IB	$103.73	—	—	—	32.07%
	All contract charges	—	125	$13,139	1.18%	—
2016	Lowest contract charge 0.50% Class IB	$81.33	—	—	—	9.15%
	Highest contract charge 1.34% Class IB	$78.86	—	—	—	8.23%
	All contract charges	—	72	$5,741	0.92%	—
2015	Lowest contract charge 0.50% Class IB	$74.51	—	—	—	(18.56)%
	Highest contract charge 1.34% Class IB	$72.86	—	—	—	(19.24)%
	All contract charges	—	54	$3,974	0.74%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.70% Class IA	$406.71	—	—	—	29.77%
	Highest contract charge 1.45% Class IA	$273.41	—	—	—	28.78%
	All contract charges	—	1,855	$1,320,928	1.63%	—
2018	Lowest contract charge 0.70% Class IA	$313.42	—	—	—	(5.60)%
	Highest contract charge 1.45% Class IA	$212.30	—	—	—	(6.32)%
	All contract charges	—	1,926	$1,064,158	1.47%	—

FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Equity 500 Index (Continued)
2017	Lowest contract charge 0.70% Class IA	$332.03	—	—	—	20.20%
	Highest contract charge 1.45% Class IA	$226.62	—	—	—	19.29%
	All contract charges	—	1,974	$1,164,818	1.48%	—
2016	Lowest contract charge 0.70% Class IA	$276.23	—	—	—	10.46%
	Highest contract charge 1.45% Class IA	$189.97	—	—	—	9.63%
	All contract charges	—	2,006	$993,755	1.68%	—
2015	Lowest contract charge 0.70% Class IA	$250.07	—	—	—	0.09%
	Highest contract charge 1.45% Class IA	$173.28	—	—	—	(0.66)%
	All contract charges	—	2,050	$923,739	1.64%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.40% Class IB	$246.54	—	—	—	30.16%
	Highest contract charge 1.30% Class IB	$241.57	—	—	—	29.00%
	All contract charges	—	2,852	$772,136	1.63%	—
2018	Lowest contract charge 0.40% Class IB	$189.42	—	—	—	(5.32)%
	Highest contract charge 1.30% Class IB	$187.26	—	—	—	(6.16)%
	All contract charges	—	2,453	$511,486	1.47%	—
2017	Lowest contract charge 0.40% Class IB	$200.06	—	—	—	20.56%
	Highest contract charge 1.30% Class IB	$199.56	—	—	—	19.48%
	All contract charges	—	2,120	$468,158	1.48%	—
2016	Lowest contract charge 0.40% Class IB	$165.94	—	—	—	10.78%
	Highest contract charge 1.30% Class IB	$167.02	—	—	—	9.81%
	All contract charges	—	1,771	$325,092	1.68%	—
2015	Lowest contract charge 0.40% Class IB	$149.79	—	—	—	0.39%
	Highest contract charge 1.30% Class IB	$152.10	—	—	—	(0.51)%
	All contract charges	—	1,478	$245,385	1.64%	—

EQ/Fidelity Institutional AM® Large Cap(g)
2019	Lowest contract charge 0.50% Class IB	$264.58	—	—	—	30.42%
	Highest contract charge 1.45% Class IB	$213.76	—	—	—	29.18%
	All contract charges	—	1,950	$503,296	0.97%	—
2018	Lowest contract charge 0.50% Class IB(e)	$202.87	—	—	—	(11.15)%
	Highest contract charge 1.45% Class IB(e)	$165.48	—	—	—	(11.32)%
	All contract charges	—	1,970	$393,731	0.25%	—

EQ/Franklin Balanced Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$158.79	—	—	—	16.09%
	Highest contract charge 1.45% Class IB	$155.19	—	—	—	14.87%
	All contract charges	—	569	$90,194	2.63%	—
2018	Lowest contract charge 0.40% Class IB	$136.78	—	—	—	(4.68)%
	Highest contract charge 1.45% Class IB	$135.10	—	—	—	(5.70)%
	All contract charges	—	599	$82,598	2.85%	—
2017	Lowest contract charge 0.40% Class IB	$143.50	—	—	—	9.58%
	Highest contract charge 1.45% Class IB	$143.26	—	—	—	8.42%
	All contract charges	—	648	$94,188	2.55%	—
2016	Lowest contract charge 0.40% Class IB	$130.96	—	—	—	9.99%
	Highest contract charge 1.45% Class IB	$132.13	—	—	—	8.85%
	All contract charges	—	668	$89,565	2.48%	—
2015	Lowest contract charge 0.40% Class IB	$119.06	—	—	—	(3.42)%
	Highest contract charge 1.45% Class IB	$121.39	—	—	—	(4.44)%
	All contract charges	—	710	$87,422	2.32%	—

EQ/Franklin Rising Dividends
2019	Lowest contract charge 1.20% Class IB	$118.64	—	—	—	28.20%
	Highest contract charge 1.25% Class IB	$118.57	—	—	—	28.14%
	All contract charges	—	93	$10,962	1.74%	—
2018	Lowest contract charge 1.20% Class IB(e)	$92.54	—	—	—	(7.49)%
	Highest contract charge 1.25% Class IB(e)	$92.53	—	—	—	(7.50)%
	All contract charges	—	15	$1,341	0.49%	—

FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Franklin Small Cap Value Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$207.30	—	—	—	24.86%
	Highest contract charge 1.34% Class IB	$185.17	—	—	—	23.81%
	All contract charges	—	108	$20,379	0.91%	—
2018	Lowest contract charge 0.50% Class IB	$166.02	—	—	—	(13.27)%
	Highest contract charge 1.34% Class IB	$149.56	—	—	—	(14.01)%
	All contract charges	—	114	$17,249	0.62%	—
2017	Lowest contract charge 0.50% Class IB	$191.43	—	—	—	11.18%
	Highest contract charge 1.45% Class IB	$171.74	—	—	—	10.12%
	All contract charges	—	119	$20,921	0.54%	—
2016	Lowest contract charge 0.50% Class IB	$172.18	—	—	—	24.24%
	Highest contract charge 1.45% Class IB	$155.96	—	—	—	23.06%
	All contract charges	—	123	$19,631	0.38%	—
2015	Lowest contract charge 0.50% Class IB	$138.59	—	—	—	(7.01)%
	Highest contract charge 1.45% Class IB	$126.74	—	—	—	(7.89)%
	All contract charges	—	127	$16,276	0.23%	—

EQ/Franklin Templeton Allocation Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$156.96	—	—	—	21.59%
	Highest contract charge 1.34% Class IB	$141.02	—	—	—	20.56%
	All contract charges	—	527	$75,310	2.07%	—
2018	Lowest contract charge 0.50% Class IB	$129.09	—	—	—	(9.12)%
	Highest contract charge 1.34% Class IB	$116.97	—	—	—	(9.89)%
	All contract charges	—	555	$66,141	2.22%	—
2017	Lowest contract charge 0.50% Class IB	$142.04	—	—	—	14.38%
	Highest contract charge 1.45% Class IB	$128.28	—	—	—	13.29%
	All contract charges	—	580	$76,371	1.68%	—
2016	Lowest contract charge 0.50% Class IB	$124.18	—	—	—	8.95%
	Highest contract charge 1.34% Class IB	$114.45	—	—	—	8.03%
	All contract charges	—	600	$69,558	1.63%	—
2015	Lowest contract charge 0.50% Class IB	$113.98	—	—	—	(3.28)%
	Highest contract charge 1.34% Class IB	$105.94	—	—	—	(4.10)%
	All contract charges	—	646	$69,206	1.24%	—

EQ/Global Bond PLUS
2019	Lowest contract charge 0.50% Class IB	$134.02	—	—	—	5.68%
	Highest contract charge 1.45% Class IB	$116.90	—	—	—	4.66%
	All contract charges	—	404	$48,552	0.80%	—
2018	Lowest contract charge 0.50% Class IB	$126.82	—	—	—	(2.12)%
	Highest contract charge 1.45% Class IB	$111.69	—	—	—	(3.06)%
	All contract charges	—	430	$49,636	1.31%	—
2017	Lowest contract charge 0.50% Class IB	$129.57	—	—	—	4.13%
	Highest contract charge 1.45% Class IB	$115.22	—	—	—	3.14%
	All contract charges	—	453	$53,888	0.04%	—
2016	Lowest contract charge 0.50% Class IB	$124.43	—	—	—	0.18%
	Highest contract charge 1.45% Class IB	$111.71	—	—	—	(0.78)%
	All contract charges	—	473	$54,198	1.80%	—
2015	Lowest contract charge 0.50% Class IB	$124.21	—	—	—	(4.28)%
	Highest contract charge 1.45% Class IB	$112.59	—	—	—	(5.20)%
	All contract charges	—	516	$59,622	0.04%	—

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$412.32	—	—	—	24.65%
	Highest contract charge 1.45% Class IB	$398.85	—	—	—	23.46%
	All contract charges	—	1,229	$386,966	1.34%	—
2018	Lowest contract charge 0.50% Class IB	$330.79	—	—	—	(12.60)%
	Highest contract charge 1.45% Class IB	$323.07	—	—	—	(13.44)%
	All contract charges	—	1,311	$332,448	1.03%	—

FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Global Equity Managed Volatility (Continued)
2017	Lowest contract charge 0.50% Class IB	$378.49	—	—	—	25.45%
	Highest contract charge 1.45% Class IB	$373.24	—	—	—	24.26%
	All contract charges	—	1,396	$406,202	1.08%	—
2016	Lowest contract charge 0.50% Class IB	$301.70	—	—	—	3.96%
	Highest contract charge 1.45% Class IB	$300.37	—	—	—	2.97%
	All contract charges	—	1,497	$348,728	0.91%	—
2015	Lowest contract charge 0.50% Class IB	$290.21	—	—	—	(2.22)%
	Highest contract charge 1.45% Class IB	$291.72	—	—	—	(3.15)%
	All contract charges	—	1,629	$363,975	0.88%	—

EQ/Goldman Sachs Mid Cap Value(h)
2019	Lowest contract charge 0.50% Class IB	$227.33	—	—	—	30.13%
	Highest contract charge 1.34% Class IB	$181.89	—	—	—	29.04%
	All contract charges	—	330	$64,506	0.87%	—
2018	Lowest contract charge 0.50% Class IB(e)	$174.69	—	—	—	(8.78)%
	Highest contract charge 1.34% Class IB(e)	$140.96	—	—	—	(8.93)%
	All contract charges	—	334	$50,408	0.23%	—

EQ/Growth Strategy
2019	Lowest contract charge 1.10% Class IA	$193.53	—	—	—	18.93%
	Highest contract charge 1.25% Class IA	$190.52	—	—	—	18.75%
	All contract charges	—	8	$1,419	1.55%	—
2018	Lowest contract charge 1.10% Class IA	$162.72	—	—	—	(7.12)%
	Highest contract charge 1.25% Class IA	$160.44	—	—	—	(7.26)%
	All contract charges	—	8	$1,294	1.15%	—
2017	Lowest contract charge 1.10% Class IA	$175.20	—	—	—	12.48%
	Highest contract charge 1.25% Class IA	$173.00	—	—	—	12.31%
	All contract charges	—	9	$1,528	1.51%	—
2016	Lowest contract charge 1.10% Class IA	$155.76	—	—	—	6.90%
	Highest contract charge 1.25% Class IA	$154.04	—	—	—	6.74%
	All contract charges	—	9	$1,370	0.95%	—
2015	Lowest contract charge 1.10% Class IA	$145.70	—	—	—	(2.06)%
	Highest contract charge 1.25% Class IA	$144.31	—	—	—	(2.22)%
	All contract charges	—	9	$1,292	1.14%	—

EQ/Intermediate Government Bond
2019	Lowest contract charge 0.70% Class IA	$169.61	—	—	—	3.44%
	Highest contract charge 1.45% Class IA	$138.49	—	—	—	2.66%
	All contract charges	—	223	$38,134	1.55%	—
2018	Lowest contract charge 0.70% Class IA	$163.97	—	—	—	0.12%
	Highest contract charge 1.45% Class IA	$134.90	—	—	—	(0.64)%
	All contract charges	—	231	$38,429	1.26%	—
2017	Lowest contract charge 0.70% Class IA	$163.77	—	—	—	(0.36)%
	Highest contract charge 1.45% Class IA	$135.77	—	—	—	(1.11)%
	All contract charges	—	242	$40,567	0.82%	—
2016	Lowest contract charge 0.70% Class IA	$164.36	—	—	—	(0.25)%
	Highest contract charge 1.45% Class IA	$137.29	—	—	—	(1.00)%
	All contract charges	—	257	$43,502	0.66%	—
2015	Lowest contract charge 0.70% Class IA	$164.77	—	—	—	(0.28)%
	Highest contract charge 1.45% Class IA	$138.68	—	—	—	(1.03)%
	All contract charges	—	275	$46,641	0.58%	—

EQ/Intermediate Government Bond
2019	Lowest contract charge 0.00% Class IB	$105.00	—	—	—	4.17%
	Highest contract charge 1.30% Class IB	$107.83	—	—	—	2.83%
	All contract charges	—	88	$11,453	1.55%	—
2018	Lowest contract charge 0.00% Class IB	$100.80	—	—	—	0.84%
	Highest contract charge 1.30% Class IB	$104.86	—	—	—	(0.47)%
	All contract charges	—	92	$11,549	1.26%	—

FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Intermediate Government Bond (Continued)
2017	Lowest contract charge 0.00% Class IB(d)	$99.96	—	—	—	0.34%
	Highest contract charge 1.30% Class IB	$105.36	—	—	—	(0.95)%
	All contract charges	—	103	$12,918	0.82%	—
2016	Lowest contract charge 0.00% Class IB	$100.70	—	—	—	0.45%
	Highest contract charge 1.30% Class IB	$106.37	—	—	—	(0.84)%
	All contract charges	—	113	$14,492	0.66%	—
2015	Lowest contract charge 0.00% Class IB(c)	$100.25	—	—	—	(0.16)%
	Highest contract charge 1.30% Class IB	$107.27	—	—	—	(0.86)%
	All contract charges	—	104	$13,778	0.58%	—

EQ/International Core Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$113.43	—	—	—	21.97%
	Highest contract charge 1.45% Class IB	$173.50	—	—	—	20.67%
	All contract charges	—	1,168	$169,539	1.99%	—
2018	Lowest contract charge 0.40% Class IB	$93.00	—	—	—	(15.23)%
	Highest contract charge 1.45% Class IB	$143.78	—	—	—	(16.13)%
	All contract charges	—	1,210	$145,274	1.70%	—
2017	Lowest contract charge 0.40% Class IB	$109.71	—	—	—	25.80%
	Highest contract charge 1.45% Class IB	$171.43	—	—	—	24.49%
	All contract charges	—	1,255	$178,927	1.66%	—
2016	Lowest contract charge 0.40% Class IB	$87.21	—	—	—	(0.18)%
	Highest contract charge 1.45% Class IB	$137.71	—	—	—	(1.23)%
	All contract charges	—	1,317	$150,471	0.29%	—
2015	Lowest contract charge 0.40% Class IB	$87.37	—	—	—	(4.73)%
	Highest contract charge 1.45% Class IB	$139.43	—	—	—	(5.73)%
	All contract charges	—	1,380	$159,218	0.06%	—

EQ/International Equity Index
2019	Lowest contract charge 0.70% Class IA	$168.03	—	—	—	21.29%
	Highest contract charge 1.45% Class IA	$127.27	—	—	—	20.37%
	All contract charges	—	2,027	$334,880	2.85%	—
2018	Lowest contract charge 0.70% Class IA	$138.54	—	—	—	(15.77)%
	Highest contract charge 1.45% Class IA	$105.73	—	—	—	(16.41)%
	All contract charges	—	2,109	$289,084	2.37%	—
2017	Lowest contract charge 0.70% Class IA	$164.47	—	—	—	22.36%
	Highest contract charge 1.45% Class IA	$126.48	—	—	—	21.44%
	All contract charges	—	2,219	$363,221	2.63%	—
2016	Lowest contract charge 0.70% Class IA	$134.41	—	—	—	1.48%
	Highest contract charge 1.45% Class IA	$104.15	—	—	—	0.72%
	All contract charges	—	2,321	$312,628	2.70%	—
2015	Lowest contract charge 0.70% Class IA	$132.45	—	—	—	(2.82)%
	Highest contract charge 1.45% Class IA	$103.41	—	—	—	(3.55)%
	All contract charges	—	2,442	$325,879	2.31%	—

EQ/International Equity Index
2019	Lowest contract charge 0.40% Class IB	$154.24	—	—	—	21.65%
	Highest contract charge 1.30% Class IB	$97.02	—	—	—	20.58%
	All contract charges	—	343	$42,734	2.85%	—
2018	Lowest contract charge 0.40% Class IB	$126.79	—	—	—	(15.51)%
	Highest contract charge 1.30% Class IB	$80.46	—	—	—	(16.27)%
	All contract charges	—	291	$29,840	2.37%	—
2017	Lowest contract charge 0.40% Class IB	$150.07	—	—	—	22.74%
	Highest contract charge 1.30% Class IB	$96.10	—	—	—	21.65%
	All contract charges	—	305	$37,039	2.63%	—
2016	Lowest contract charge 0.40% Class IB	$122.27	—	—	—	1.78%
	Highest contract charge 1.30% Class IB	$79.00	—	—	—	0.88%
	All contract charges	—	321	$32,071	2.70%	—
2015	Lowest contract charge 0.40% Class IB	$120.13	—	—	—	(2.52)%
	Highest contract charge 1.30% Class IB	$78.31	—	—	—	(3.39)%
	All contract charges	—	360	$35,412	2.31%	—

FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/International Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$139.63	—	—	—	20.83%
	Highest contract charge 1.34% Class IB	$137.80	—	—	—	19.81%
	All contract charges	—	105	$14,285	2.44%	—
2018	Lowest contract charge 0.50% Class IB	$115.56	—	—	—	(14.88)%
	Highest contract charge 1.34% Class IB	$115.02	—	—	—	(15.60)%
	All contract charges	—	101	$11,294	1.88%	—
2017	Lowest contract charge 0.50% Class IB	$135.76	—	—	—	23.63%
	Highest contract charge 1.34% Class IB	$136.28	—	—	—	22.59%
	All contract charges	—	91	$12,260	2.26%	—
2016	Lowest contract charge 0.50% Class IB	$109.81	—	—	—	(0.62)%
	Highest contract charge 1.34% Class IB	$111.17	—	—	—	(1.45)%
	All contract charges	—	80	$8,711	1.28%	—
2015	Lowest contract charge 0.50% Class IB	$110.49	—	—	—	(2.89)%
	Highest contract charge 1.34% Class IB	$112.81	—	—	—	(3.71)%
	All contract charges	—	77	$8,446	0.04%	—

EQ/International Value Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$145.32	—	—	—	22.17%
	Highest contract charge 1.45% Class IB	$162.71	—	—	—	20.88%
	All contract charges	—	1,161	$176,862	2.30%	—
2018	Lowest contract charge 0.40% Class IB	$118.95	—	—	—	(16.83)%
	Highest contract charge 1.45% Class IB	$134.61	—	—	—	(17.71)%
	All contract charges	—	1,215	$152,711	1.70%	—
2017	Lowest contract charge 0.40% Class IB	$143.02	—	—	—	22.88%
	Highest contract charge 1.45% Class IB	$163.58	—	—	—	21.59%
	All contract charges	—	1,275	$194,737	1.90%	—
2016	Lowest contract charge 0.40% Class IB	$116.39	—	—	—	0.34%
	Highest contract charge 1.45% Class IB	$134.53	—	—	—	(0.72)%
	All contract charges	—	1,359	$170,173	0.47%	—
2015	Lowest contract charge 0.40% Class IB	$115.99	—	—	—	(3.55)%
	Highest contract charge 1.45% Class IB	$135.50	—	—	—	(4.56)%
	All contract charges	—	1,434	$180,159	0.10%	—

EQ/Invesco Comstock
2019	Lowest contract charge 0.50% Class IB	$250.25	—	—	—	24.36%
	Highest contract charge 1.45% Class IB	$217.39	—	—	—	23.17%
	All contract charges	—	568	$126,391	2.07%	—
2018	Lowest contract charge 0.50% Class IB	$201.23	—	—	—	(12.84)%
	Highest contract charge 1.45% Class IB	$176.50	—	—	—	(13.67)%
	All contract charges	—	595	$107,350	1.52%	—
2017	Lowest contract charge 0.50% Class IB	$230.87	—	—	—	17.40%
	Highest contract charge 1.45% Class IB	$204.45	—	—	—	16.27%
	All contract charges	—	617	$128,355	0.78%	—
2016	Lowest contract charge 0.50% Class IB	$196.66	—	—	—	16.79%
	Highest contract charge 1.45% Class IB	$175.84	—	—	—	15.68%
	All contract charges	—	661	$117,507	2.49%	—
2015	Lowest contract charge 0.50% Class IB	$168.39	—	—	—	(6.66)%
	Highest contract charge 1.45% Class IB	$152.01	—	—	—	(7.55)%
	All contract charges	—	718	$109,963	2.11%	—

EQ/Invesco Global Real Estate(i)
2019	Lowest contract charge 0.50% Class IB	$192.18	—	—	—	21.90%
	Highest contract charge 1.45% Class IB	$151.15	—	—	—	20.74%
	All contract charges	—	573	$102,224	4.57%	—
2018	Lowest contract charge 0.50% Class IB(e)	$157.65	—	—	—	(0.84)%
	Highest contract charge 1.45% Class IB(e)	$125.19	—	—	—	(1.03)%
	All contract charges	—	578	$85,440	0.55%	—

FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Invesco International Growth(j)
2019	Lowest contract charge 0.50% Class IB	$173.55	—	—	—	27.56%
	Highest contract charge 1.45% Class IB	$136.90	—	—	—	26.34%
	All contract charges	—	630	$96,709	1.72%	—
2018	Lowest contract charge 0.50% Class IB(e)	$136.05	—	—	—	(5.11)%
	Highest contract charge 1.45% Class IB(e)	$108.36	—	—	—	(5.29)%
	All contract charges	—	617	$74,537	0.21%	—

EQ/Janus Enterprise
2019	Lowest contract charge 0.40% Class IB	$213.26	—	—	—	35.91%
	Highest contract charge 1.45% Class IB	$315.72	—	—	—	34.48%
	All contract charges	—	1,301	$405,014	0.02%	—
2018	Lowest contract charge 0.40% Class IB	$156.91	—	—	—	(2.18)%
	Highest contract charge 1.45% Class IB	$234.77	—	—	—	(3.22)%
	All contract charges	—	1,280	$297,005	0.00%	—
2017	Lowest contract charge 0.40% Class IB	$160.41	—	—	—	27.39%
	Highest contract charge 1.45% Class IB	$242.58	—	—	—	26.05%
	All contract charges	—	1,264	$304,349	0.00%	—
2016	Lowest contract charge 0.40% Class IB	$125.92	—	—	—	(4.71)%
	Highest contract charge 1.45% Class IB	$192.44	—	—	—	(5.72)%
	All contract charges	—	1,279	$244,983	0.00%	—
2015	Lowest contract charge 0.40% Class IB	$132.15	—	—	—	(5.87)%
	Highest contract charge 1.45% Class IB	$204.11	—	—	—	(6.86)%
	All contract charges	—	1,341	$269,875	0.00%	—

EQ/JPMorgan Value Opportunities
2019	Lowest contract charge 0.40% Class IB	$238.22	—	—	—	27.02%
	Highest contract charge 1.45% Class IB	$235.37	—	—	—	25.68%
	All contract charges	—	753	$202,819	1.28%	—
2018	Lowest contract charge 0.40% Class IB	$187.54	—	—	—	(15.74)%
	Highest contract charge 1.45% Class IB	$187.28	—	—	—	(16.63)%
	All contract charges	—	685	$146,637	1.09%	—
2017	Lowest contract charge 0.40% Class IB	$222.58	—	—	—	17.25%
	Highest contract charge 1.45% Class IB	$224.65	—	—	—	16.01%
	All contract charges	—	554	$143,271	0.95%	—
2016	Lowest contract charge 0.40% Class IB	$189.84	—	—	—	21.05%
	Highest contract charge 1.45% Class IB	$193.64	—	—	—	19.77%
	All contract charges	—	406	$92,188	1.07%	—
2015	Lowest contract charge 0.40% Class IB	$156.83	—	—	—	(2.67)%
	Highest contract charge 1.45% Class IB	$161.67	—	—	—	(3.70)%
	All contract charges	—	361	$69,659	0.71%	—

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$240.35	—	—	—	29.31%
	Highest contract charge 1.45% Class IB	$210.05	—	—	—	28.07%
	All contract charges	—	164	$35,755	1.28%	—
2018	Lowest contract charge 0.50% Class IB	$185.87	—	—	—	(6.89)%
	Highest contract charge 1.45% Class IB	$164.01	—	—	—	(7.79)%
	All contract charges	—	178	$29,907	1.04%	—
2017	Lowest contract charge 0.50% Class IB	$199.63	—	—	—	21.34%
	Highest contract charge 1.45% Class IB	$177.86	—	—	—	20.19%
	All contract charges	—	184	$33,713	1.00%	—
2016	Lowest contract charge 0.50% Class IB	$164.52	—	—	—	9.29%
	Highest contract charge 1.45% Class IB	$147.98	—	—	—	8.24%
	All contract charges	—	193	$29,417	1.10%	—
2015	Lowest contract charge 0.50% Class IB	$150.54	—	—	—	(0.13)%
	Highest contract charge 1.45% Class IB	$136.72	—	—	—	(1.08)%
	All contract charges	—	210	$29,443	0.92%	—

FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Large Cap Growth Index
2019	Lowest contract charge 0.50% Class IB	$236.70	—	—	—	34.66%
	Highest contract charge 1.45% Class IB	$216.25	—	—	—	33.37%
	All contract charges	—	1,678	$381,171	0.65%	—
2018	Lowest contract charge 0.50% Class IB	$175.78	—	—	—	(2.75)%
	Highest contract charge 1.45% Class IB	$162.14	—	—	—	(3.68)%
	All contract charges	—	1,656	$281,313	0.65%	—
2017	Lowest contract charge 0.50% Class IB	$180.75	—	—	—	28.57%
	Highest contract charge 1.45% Class IB	$168.34	—	—	—	27.36%
	All contract charges	—	1,636	$287,433	0.79%	—
2016	Lowest contract charge 0.50% Class IB	$140.58	—	—	—	5.82%
	Highest contract charge 1.45% Class IB	$132.18	—	—	—	4.80%
	All contract charges	—	1,558	$214,005	1.04%	—
2015	Lowest contract charge 0.50% Class IB	$132.85	—	—	—	4.34%
	Highest contract charge 1.45% Class IB	$126.12	—	—	—	3.34%
	All contract charges	—	1,518	$198,419	0.88%	—

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$189.06	—	—	—	33.05%
	Highest contract charge 1.45% Class IB	$265.75	—	—	—	31.77%
	All contract charges	—	2,110	$826,311	0.43%	—
2018	Lowest contract charge 0.50% Class IB	$142.10	—	—	—	(3.46)%
	Highest contract charge 1.45% Class IB	$201.67	—	—	—	(4.39)%
	All contract charges	—	2,263	$670,858	0.49%	—
2017	Lowest contract charge 0.50% Class IB	$147.20	—	—	—	28.57%
	Highest contract charge 1.45% Class IB	$210.93	—	—	—	27.35%
	All contract charges	—	2,424	$751,814	0.49%	—
2016	Lowest contract charge 0.50% Class IB	$114.49	—	—	—	4.99%
	Highest contract charge 1.45% Class IB	$165.63	—	—	—	3.99%
	All contract charges	—	2,596	$631,454	0.56%	—
2015	Lowest contract charge 0.50% Class IB	$109.05	—	—	—	3.51%
	Highest contract charge 1.45% Class IB	$159.28	—	—	—	2.52%
	All contract charges	—	2,799	$652,035	0.28%	—

EQ/Large Cap Value Index
2019	Lowest contract charge 0.50% Class IB	$146.46	—	—	—	25.01%
	Highest contract charge 1.45% Class IB	$127.75	—	—	—	23.81%
	All contract charges	—	872	$114,168	2.35%	—
2018	Lowest contract charge 0.50% Class IB	$117.16	—	—	—	(9.35)%
	Highest contract charge 1.45% Class IB	$103.18	—	—	—	(10.22)%
	All contract charges	—	812	$85,581	2.12%	—
2017	Lowest contract charge 0.50% Class IB	$129.25	—	—	—	12.44%
	Highest contract charge 1.45% Class IB	$114.93	—	—	—	11.37%
	All contract charges	—	771	$90,359	1.89%	—
2016	Lowest contract charge 0.50% Class IB	$114.95	—	—	—	15.89%
	Highest contract charge 1.45% Class IB	$103.20	—	—	—	14.79%
	All contract charges	—	748	$78,417	2.12%	—
2015	Lowest contract charge 0.50% Class IB	$99.19	—	—	—	(4.91)%
	Highest contract charge 1.45% Class IB	$89.90	—	—	—	(5.81)%
	All contract charges	—	697	$63,565	1.94%	—

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.70% Class IA	$236.09	—	—	—	24.56%
	Highest contract charge 1.45% Class IA	$216.42	—	—	—	23.63%
	All contract charges	—	3,611	$748,549	1.93%	—
2018	Lowest contract charge 0.70% Class IA	$189.54	—	—	—	(10.56)%
	Highest contract charge 1.45% Class IA	$175.06	—	—	—	(11.24)%
	All contract charges	—	3,851	$645,059	2.45%	—

FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Large Cap Value Managed Volatility (Continued)
2017	Lowest contract charge 0.70% Class IA	$211.91	—	—	—	13.06%
	Highest contract charge 1.45% Class IA	$197.23	—	—	—	12.21%
	All contract charges	—	4,163	$784,636	1.51%	—
2016	Lowest contract charge 0.70% Class IA	$187.43	—	—	—	14.52%
	Highest contract charge 1.45% Class IA	$175.77	—	—	—	13.66%
	All contract charges	—	4,488	$752,898	1.68%	—
2015	Lowest contract charge 0.70% Class IA	$163.67	—	—	—	(4.69)%
	Highest contract charge 1.45% Class IA	$154.65	—	—	—	(5.41)%
	All contract charges	—	4,848	$714,601	1.57%	—

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$212.30	—	—	—	24.93%
	Highest contract charge 1.30% Class IB	$150.36	—	—	—	23.82%
	All contract charges	—	438	$93,406	1.93%	—
2018	Lowest contract charge 0.40% Class IB	$169.93	—	—	—	(10.28)%
	Highest contract charge 1.30% Class IB	$121.43	—	—	—	(11.09)%
	All contract charges	—	471	$80,958	2.45%	—
2017	Lowest contract charge 0.40% Class IB	$189.41	—	—	—	13.41%
	Highest contract charge 1.30% Class IB	$136.58	—	—	—	12.39%
	All contract charges	—	505	$98,028	1.51%	—
2016	Lowest contract charge 0.40% Class IB	$167.02	—	—	—	14.86%
	Highest contract charge 1.30% Class IB	$121.52	—	—	—	13.85%
	All contract charges	—	552	$94,855	1.68%	—
2015	Lowest contract charge 0.40% Class IB	$145.41	—	—	—	(4.40)%
	Highest contract charge 1.30% Class IB	$106.74	—	—	—	(5.25)%
	All contract charges	—	619	$92,983	1.57%	—

EQ/Lazard Emerging Markets Equity(k)
2019	Lowest contract charge 0.50% Class IB	$122.62	—	—	—	18.18%
	Highest contract charge 1.45% Class IB	$100.55	—	—	—	17.04%
	All contract charges	—	2,240	$256,974	2.76%	—
2018	Lowest contract charge 0.50% Class IB(e)	$103.76	—	—	—	(1.46)%
	Highest contract charge 1.45% Class IB(e)	$85.91	—	—	—	(1.64)%
	All contract charges	—	2,127	$207,732	0.18%	—

EQ/Loomis Sayles Growth
2019	Lowest contract charge 0.40% Class IB	$272.53	—	—	—	30.81%
	Highest contract charge 1.45% Class IB	$353.42	—	—	—	29.43%
	All contract charges	—	302	$105,139	0.03%	—
2018	Lowest contract charge 0.40% Class IB	$208.34	—	—	—	(3.37)%
	Highest contract charge 1.45% Class IB	$273.06	—	—	—	(4.40)%
	All contract charges	—	313	$84,195	0.09%	—
2017	Lowest contract charge 0.40% Class IB	$215.61	—	—	—	34.05%
	Highest contract charge 1.45% Class IB	$285.62	—	—	—	32.65%
	All contract charges	—	325	$91,309	0.18%	—
2016	Lowest contract charge 0.40% Class IB	$160.84	—	—	—	6.38%
	Highest contract charge 1.45% Class IB	$215.32	—	—	—	5.27%
	All contract charges	—	286	$61,039	0.37%	—
2015	Lowest contract charge 0.40% Class IB	$151.19	—	—	—	11.08%
	Highest contract charge 1.45% Class IB	$204.55	—	—	—	9.91%
	All contract charges	—	223	$45,979	0.12%	—

EQ/MFS International Growth
2019	Lowest contract charge 0.40% Class IB	$177.14	—	—	—	26.74%
	Highest contract charge 1.45% Class IB	$231.28	—	—	—	25.40%
	All contract charges	—	860	$203,157	1.32%	—
2018	Lowest contract charge 0.40% Class IB	$139.77	—	—	—	(9.73)%
	Highest contract charge 1.45% Class IB	$184.43	—	—	—	(10.69)%
	All contract charges	—	798	$149,378	0.92%	—

FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/MFS International Growth (Continued)
2017	Lowest contract charge 0.40% Class IB	$154.84	—	—	—	31.53%
	Highest contract charge 1.45% Class IB	$206.51	—	—	—	30.15%
	All contract charges	—	732	$152,179	0.86%	—
2016	Lowest contract charge 0.40% Class IB	$117.72	—	—	—	1.57%
	Highest contract charge 1.45% Class IB	$158.67	—	—	—	0.50%
	All contract charges	—	657	$104,466	1.02%	—
2015	Lowest contract charge 0.40% Class IB	$115.90	—	—	—	(0.21)%
	Highest contract charge 1.45% Class IB	$157.88	—	—	—	(1.26)%
	All contract charges	—	619	$97,843	0.60%	—

EQ/MFS International Value(l)
2019	Lowest contract charge 0.00% Class IB	$151.79	—	—	—	25.88%
	Highest contract charge 1.45% Class IB	$193.09	—	—	—	24.06%
	All contract charges	—	2,691	$609,024	0.71%	—
2018	Lowest contract charge 0.00% Class IB(e)	$120.58	—	—	—	(4.37)%
	Highest contract charge 1.45% Class IB(e)	$155.64	—	—	—	(4.64)%
	All contract charges	—	2,493	$454,316	0.00%	—

EQ/MFS Mid Cap Focused Growth(m)
2019	Lowest contract charge 0.50% Class IB	$238.19	—	—	—	35.64%
	Highest contract charge 1.45% Class IB	$219.24	—	—	—	34.35%
	All contract charges	—	969	$216,514	0.02%	—
2018	Lowest contract charge 0.50% Class IB(e)	$175.60	—	—	—	(9.43)%
	Highest contract charge 1.45% Class IB(e)	$163.19	—	—	—	(9.60)%
	All contract charges	—	901	$149,489	0.01%	—

EQ/MFS Technology(n)
2019	Lowest contract charge 0.50% Class IB	$449.41	—	—	—	35.12%
	Highest contract charge 1.45% Class IB	$320.68	—	—	—	33.83%
	All contract charges	—	531	$223,096	0.00%	—
2018	Lowest contract charge 0.50% Class IB(e)	$332.61	—	—	—	(11.05)%
	Highest contract charge 1.45% Class IB(e)	$239.62	—	—	—	(11.22)%
	All contract charges	—	497	$155,095	0.00%	—

EQ/MFS Utilities Series(o)
2019	Lowest contract charge 0.40% Class IB	$186.67	—	—	—	24.20%
	Highest contract charge 1.45% Class IB	$176.25	—	—	—	22.88%
	All contract charges	—	607	$133,641	2.88%	—
2018	Lowest contract charge 0.40% Class IB(e)	$150.30	—	—	—	(2.73)%
	Highest contract charge 1.45% Class IB(e)	$143.43	—	—	—	(2.93)%
	All contract charges	—	615	$109,805	0.50%	—

EQ/Mid Cap Index
2019	Lowest contract charge 0.40% Class IB	$219.91	—	—	—	24.88%
	Highest contract charge 1.45% Class IB	$243.93	—	—	—	23.57%
	All contract charges	—	3,089	$762,495	1.15%	—
2018	Lowest contract charge 0.40% Class IB	$176.10	—	—	—	(12.05)%
	Highest contract charge 1.45% Class IB	$197.41	—	—	—	(12.98)%
	All contract charges	—	3,000	$597,178	1.10%	—
2017	Lowest contract charge 0.40% Class IB	$200.22	—	—	—	15.02%
	Highest contract charge 1.45% Class IB	$226.86	—	—	—	13.81%
	All contract charges	—	2,944	$671,402	0.95%	—
2016	Lowest contract charge 0.40% Class IB	$174.07	—	—	—	19.43%
	Highest contract charge 1.45% Class IB	$199.33	—	—	—	18.18%
	All contract charges	—	2,809	$562,440	1.13%	—
2015	Lowest contract charge 0.40% Class IB	$145.75	—	—	—	(3.25)%
	Highest contract charge 1.45% Class IB	$168.67	—	—	—	(4.27)%
	All contract charges	—	2,667	$453,031	0.87%	—

FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$377.50	—	—	—	25.95%
	Highest contract charge 1.45% Class IB	$249.60	—	—	—	24.75%
	All contract charges	—	1,559	$489,608	1.38%	—
2018	Lowest contract charge 0.50% Class IB	$299.72	—	—	—	(13.73)%
	Highest contract charge 1.45% Class IB	$200.08	—	—	—	(14.56)%
	All contract charges	—	1,649	$415,490	1.21%	—
2017	Lowest contract charge 0.50% Class IB	$347.42	—	—	—	11.76%
	Highest contract charge 1.45% Class IB	$234.18	—	—	—	10.70%
	All contract charges	—	1,777	$523,415	1.05%	—
2016	Lowest contract charge 0.50% Class IB	$310.86	—	—	—	17.08%
	Highest contract charge 1.45% Class IB	$211.55	—	—	—	15.98%
	All contract charges	—	1,901	$505,176	1.22%	—
2015	Lowest contract charge 0.50% Class IB	$265.50	—	—	—	(4.02)%
	Highest contract charge 1.45% Class IB	$182.41	—	—	—	(4.94)%
	All contract charges	—	2,042	$467,179	0.75%	—

EQ/Moderate Allocation
2019	Lowest contract charge 0.70% Class A	$252.60	—	—	—	14.73%
	Highest contract charge 1.45% Class A	$187.72	—	—	—	13.86%
	All contract charges	—	9,422	$1,087,782	1.61%	—
2018	Lowest contract charge 0.70% Class A	$220.17	—	—	—	(5.44)%
	Highest contract charge 1.45% Class A	$164.87	—	—	—	(6.15)%
	All contract charges	—	10,156	$1,018,392	1.54%	—
2017	Lowest contract charge 0.70% Class A	$232.83	—	—	—	10.27%
	Highest contract charge 1.45% Class A	$175.68	—	—	—	9.44%
	All contract charges	—	10,984	$1,160,934	1.23%	—
2016	Lowest contract charge 0.70% Class A	$211.14	—	—	—	4.62%
	Highest contract charge 1.45% Class A	$160.53	—	—	—	3.84%
	All contract charges	—	11,858	$1,132,721	0.90%	—
2015	Lowest contract charge 0.70% Class A	$201.82	—	—	—	(1.58)%
	Highest contract charge 1.45% Class A	$154.60	—	—	—	(2.32)%
	All contract charges	—	12,791	$1,164,680	0.82%	—

EQ/Moderate Allocation
2019	Lowest contract charge 0.40% Class B	$148.08	—	—	—	15.08%
	Highest contract charge 1.30% Class B	$141.77	—	—	—	14.05%
	All contract charges	—	3,021	$553,964	1.61%	—
2018	Lowest contract charge 0.40% Class B	$128.68	—	—	—	(5.15)%
	Highest contract charge 1.30% Class B	$124.30	—	—	—	(6.00)%
	All contract charges	—	3,033	$486,092	1.54%	—
2017	Lowest contract charge 0.40% Class B	$135.67	—	—	—	10.61%
	Highest contract charge 1.30% Class B	$132.24	—	—	—	9.62%
	All contract charges	—	3,055	$518,853	1.23%	—
2016	Lowest contract charge 0.40% Class B	$122.66	—	—	—	4.94%
	Highest contract charge 1.30% Class B	$120.63	—	—	—	4.01%
	All contract charges	—	3,061	$471,480	0.90%	—
2015	Lowest contract charge 0.40% Class B	$116.89	—	—	—	(1.28)%
	Highest contract charge 1.30% Class B	$115.98	—	—	—	(2.16)%
	All contract charges	—	3,011	$443,187	0.82%	—

EQ/Moderate Growth Strategy
2019	Lowest contract charge 0.50% Class IB	$164.47	—	—	—	17.39%
	Highest contract charge 1.45% Class IB	$152.84	—	—	—	16.26%
	All contract charges	—	595	$93,129	1.61%	—
2018	Lowest contract charge 0.50% Class IB	$140.11	—	—	—	(5.61)%
	Highest contract charge 1.45% Class IB	$131.46	—	—	—	(6.51)%
	All contract charges	—	539	$72,435	1.29%	—
2017	Lowest contract charge 0.50% Class IB	$148.43	—	—	—	11.23%
	Highest contract charge 1.45% Class IB	$140.62	—	—	—	10.18%
	All contract charges	—	464	$66,158	1.51%	—

FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Moderate Growth Strategy (Continued)
2016	Lowest contract charge 0.50% Class IB	$133.44	—	—	—	6.52%
	Highest contract charge 1.45% Class IB	$127.63	—	—	—	5.51%
	All contract charges	—	392	$50,651	1.01%	—
2015	Lowest contract charge 0.50% Class IB	$125.27	—	—	—	(1.28)%
	Highest contract charge 1.45% Class IB	$120.97	—	—	—	(2.23)%
	All contract charges	—	304	$37,073	1.26%	—

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 0.50% Class B	$241.02	—	—	—	19.39%
	Highest contract charge 1.45% Class B	$206.22	—	—	—	18.25%
	All contract charges	—	5,942	$1,255,928	1.59%	—
2018	Lowest contract charge 0.50% Class B	$201.87	—	—	—	(7.31)%
	Highest contract charge 1.45% Class B	$174.39	—	—	—	(8.20)%
	All contract charges	—	6,083	$1,084,608	1.59%	—
2017	Lowest contract charge 0.50% Class B	$217.78	—	—	—	14.32%
	Highest contract charge 1.45% Class B	$189.96	—	—	—	13.23%
	All contract charges	—	6,255	$1,211,042	1.40%	—
2016	Lowest contract charge 0.50% Class B	$190.50	—	—	—	6.73%
	Highest contract charge 1.45% Class B	$167.76	—	—	—	5.72%
	All contract charges	—	6,382	$1,086,620	0.91%	—
2015	Lowest contract charge 0.50% Class B	$178.48	—	—	—	(1.78)%
	Highest contract charge 1.45% Class B	$158.68	—	—	—	(2.72)%
	All contract charges	—	6,504	$1,044,145	0.90%	—

EQ/Money Market
2019	Lowest contract charge 0.00% Class IA	$1.03	—	—	—	0.98%
	Highest contract charge 1.45% Class IA	$107.51	—	—	—	0.05%
	All contract charges	—	1,743	$38,184	1.51%	—
2018	Lowest contract charge 0.00% Class IA	$1.02	—	—	—	2.00%
	Highest contract charge 1.45% Class IA	$107.46	—	—	—	(0.20)%
	All contract charges	—	1,455	$40,146	1.26%	—
2017	Lowest contract charge 0.00% Class IA	$1.00	—	—	—	—%
	Highest contract charge 1.45% Class IA	$107.68	—	—	—	(1.05)%
	All contract charges	—	1,454	$38,911	0.39%	—
2016	Lowest contract charge 0.00% Class IA	$1.00	—	—	—	—%
	Highest contract charge 1.45% Class IA	$108.82	—	—	—	(1.45)%
	All contract charges	—	1,443	$42,564	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$1.00	—	—	—	—%
	Highest contract charge 1.45% Class IA	$110.42	—	—	—	(1.45)%
	All contract charges	—	1,266	$43,701	0.00%	—

EQ/Money Market
2019	Lowest contract charge 0.00% Class IB	$1.03	—	—	—	0.98%
	Highest contract charge 1.30% Class IB	$93.82	—	—	—	0.21%
	All contract charges	—	7,095	$30,806	1.51%	—
2018	Lowest contract charge 0.00% Class IB	$1.02	—	—	—	2.00%
	Highest contract charge 1.30% Class IB	$93.62	—	—	—	(0.04)%
	All contract charges	—	9,274	$33,488	1.26%	—
2017	Lowest contract charge 0.00% Class IB	$1.00	—	—	—	—%
	Highest contract charge 1.30% Class IB	$93.66	—	—	—	(0.88)%
	All contract charges	—	8,987	$30,193	0.39%	—
2016	Lowest contract charge 0.00% Class IB	$1.00	—	—	—	—%
	Highest contract charge 1.30% Class IB	$94.49	—	—	—	(1.28)%
	All contract charges	—	8,365	$33,504	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$1.00	—	—	—	—%
	Highest contract charge 1.30% Class IB	$95.72	—	—	—	(1.29)%
	All contract charges	—	4,538	$28,080	0.00%	—

FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Oppenheimer Global
2019	Lowest contract charge 0.50% Class IB	$234.11	—	—	—	30.43%
	Highest contract charge 1.45% Class IB	$206.03	—	—	—	29.19%
	All contract charges	—	1,116	$235,055	0.36%	—
2018	Lowest contract charge 0.50% Class IB	$179.49	—	—	—	(13.90)%
	Highest contract charge 1.45% Class IB	$159.48	—	—	—	(14.73)%
	All contract charges	—	1,036	$167,841	0.38%	—
2017	Lowest contract charge 0.50% Class IB	$208.47	—	—	—	34.94%
	Highest contract charge 1.45% Class IB	$187.03	—	—	—	33.66%
	All contract charges	—	941	$177,865	0.59%	—
2016	Lowest contract charge 0.50% Class IB	$154.49	—	—	—	(0.46)%
	Highest contract charge 1.45% Class IB	$139.93	—	—	—	(1.41)%
	All contract charges	—	875	$123,212	0.84%	—
2015	Lowest contract charge 0.50% Class IB	$155.20	—	—	—	2.66%
	Highest contract charge 1.45% Class IB	$141.93	—	—	—	1.68%
	All contract charges	—	852	$121,243	0.28%	—

EQ/PIMCO Global Real Return
2019	Lowest contract charge 0.50% Class IB	$112.93	—	—	—	7.62%
	Highest contract charge 1.45% Class IB	$105.95	—	—	—	6.60%
	All contract charges	—	430	$46,555	3.70%	—
2018	Lowest contract charge 0.50% Class IB	$104.93	—	—	—	(1.85)%
	Highest contract charge 1.45% Class IB	$99.39	—	—	—	(2.81)%
	All contract charges	—	381	$38,575	2.57%	—
2017	Lowest contract charge 0.50% Class IB	$106.91	—	—	—	2.38%
	Highest contract charge 1.45% Class IB	$102.26	—	—	—	1.42%
	All contract charges	—	339	$35,233	1.39%	—
2016	Lowest contract charge 0.50% Class IB	$104.42	—	—	—	9.78%
	Highest contract charge 1.45% Class IB	$100.83	—	—	—	8.72%
	All contract charges	—	245	$24,965	5.89%	—
2015	Lowest contract charge 0.50% Class IB	$95.12	—	—	—	(2.85)%
	Highest contract charge 1.45% Class IB	$92.74	—	—	—	(3.78)%
	All contract charges	—	184	$17,168	1.51%	—

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 1.10% Class IA	$98.85	—	—	—	1.43%
	Highest contract charge 1.10% Class IA	$98.85	—	—	—	1.43%
	All contract charges	—	1	$108	2.23%	—
2018	Lowest contract charge 1.10% Class IA	$97.46	—	—	—	(0.16)%
	Highest contract charge 1.10% Class IA	$97.46	—	—	—	(0.16)%
	All contract charges	—	1	$106	1.94%	—
2017	Lowest contract charge 1.10% Class IA	$97.62	—	—	—	0.77%
	Highest contract charge 1.10% Class IA	$97.62	—	—	—	0.77%
	All contract charges	—	1	$107	1.25%	—
2016	Lowest contract charge 1.10% Class IA	$96.87	—	—	—	0.87%
	Highest contract charge 1.10% Class IA	$96.87	—	—	—	0.87%
	All contract charges	—	1	$106	0.98%	—
2015	Lowest contract charge 1.10% Class IA	$96.03	—	—	—	(1.38)%
	Highest contract charge 1.10% Class IA	$96.03	—	—	—	(1.38)%
	All contract charges	—	1	$105	0.46%	—

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 0.50% Class IB	$118.39	—	—	—	2.04%
	Highest contract charge 1.45% Class IB	$102.85	—	—	—	1.07%
	All contract charges	—	710	$75,514	2.23%	—
2018	Lowest contract charge 0.50% Class IB	$116.02	—	—	—	0.45%
	Highest contract charge 1.45% Class IB	$101.76	—	—	—	(0.52)%
	All contract charges	—	743	$77,992	1.94%	—
2017	Lowest contract charge 0.50% Class IB	$115.50	—	—	—	1.38%
	Highest contract charge 1.45% Class IB	$102.29	—	—	—	0.42%
	All contract charges	—	767	$80,773	1.25%	—

FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/PIMCO Ultra Short Bond (Continued)
2016	Lowest contract charge 0.50% Class IB	$113.93	—	—	—	1.49%
	Highest contract charge 1.45% Class IB	$101.86	—	—	—	0.51%
	All contract charges	—	798	$83,638	0.98%	—
2015	Lowest contract charge 0.50% Class IB	$112.26	—	—	—	(0.78)%
	Highest contract charge 1.45% Class IB	$101.34	—	—	—	(1.73)%
	All contract charges	—	857	$88,975	0.46%	—

EQ/Quality Bond PLUS
2019	Lowest contract charge 0.70% Class IA	$176.00	—	—	—	4.89%
	Highest contract charge 1.45% Class IA	$141.57	—	—	—	4.10%
	All contract charges	—	297	$53,964	1.55%	—
2018	Lowest contract charge 0.70% Class IA	$167.79	—	—	—	(0.59)%
	Highest contract charge 1.45% Class IA	$135.99	—	—	—	(1.34)%
	All contract charges	—	316	$55,139	1.68%	—
2017	Lowest contract charge 0.70% Class IA	$168.78	—	—	—	0.69%
	Highest contract charge 1.45% Class IA	$137.84	—	—	—	(0.07)%
	All contract charges	—	335	$59,351	1.17%	—
2016	Lowest contract charge 0.70% Class IA	$167.63	—	—	—	0.47%
	Highest contract charge 1.45% Class IA	$137.94	—	—	—	(0.29)%
	All contract charges	—	358	$63,477	1.12%	—
2015	Lowest contract charge 0.70% Class IA	$166.85	—	—	—	(0.48)%
	Highest contract charge 1.45% Class IA	$138.34	—	—	—	(1.23)%
	All contract charges	—	391	$69,213	1.05%	—

EQ/Quality B8ond PLUS
2019	Lowest contract charge 0.50% Class IB	$157.31	—	—	—	5.10%
	Highest contract charge 1.30% Class IB	$106.34	—	—	—	4.28%
	All contract charges	—	134	$19,027	1.55%	—
2018	Lowest contract charge 0.50% Class IB	$149.67	—	—	—	(0.39)%
	Highest contract charge 1.30% Class IB	$101.98	—	—	—	(1.17)%
	All contract charges	—	138	$18,720	1.68%	—
2017	Lowest contract charge 0.50% Class IB	$150.25	—	—	—	0.89%
	Highest contract charge 1.30% Class IB	$103.19	—	—	—	0.09%
	All contract charges	—	146	$20,008	1.17%	—
2016	Lowest contract charge 0.50% Class IB	$148.93	—	—	—	0.67%
	Highest contract charge 1.30% Class IB	$103.10	—	—	—	(0.13)%
	All contract charges	—	153	$20,936	1.12%	—
2015	Lowest contract charge 0.50% Class IB	$147.94	—	—	—	(0.27)%
	Highest contract charge 1.30% Class IB	$103.23	—	—	—	(1.06)%
	All contract charges	—	159	$21,910	1.05%	—

EQ/Small Company Index
2019	Lowest contract charge 0.40% Class IB	$213.87	—	—	—	24.71%
	Highest contract charge 1.45% Class IB	$319.67	—	—	—	23.40%
	All contract charges	—	1,112	$348,866	1.13%	—
2018	Lowest contract charge 0.40% Class IB	$171.49	—	—	—	(11.67)%
	Highest contract charge 1.45% Class IB	$259.06	—	—	—	(12.60)%
	All contract charges	—	1,080	$273,883	0.96%	—
2017	Lowest contract charge 0.40% Class IB	$194.15	—	—	—	13.56%
	Highest contract charge 1.45% Class IB	$296.42	—	—	—	12.36%
	All contract charges	—	1,080	$312,612	1.07%	—
2016	Lowest contract charge 0.40% Class IB	$170.97	—	—	—	20.05%
	Highest contract charge 1.45% Class IB	$263.81	—	—	—	18.79%
	All contract charges	—	1,078	$277,464	1.16%	—
2015	Lowest contract charge 0.40% Class IB	$142.42	—	—	—	(4.95)%
	Highest contract charge 1.45% Class IB	$222.09	—	—	—	(5.95)%
	All contract charges	—	1,085	$235,560	0.91%	—

FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/T. Rowe Price Growth Stock
2019	Lowest contract charge 0.40% Class IB	$284.01	—	—	—	30.58%
	Highest contract charge 1.45% Class IB	$307.96	—	—	—	29.20%
	All contract charges	—	2,787	$875,449	0.00%	—
2018	Lowest contract charge 0.40% Class IB	$217.50	—	—	—	(2.01)%
	Highest contract charge 1.45% Class IB	$238.36	—	—	—	(3.05)%
	All contract charges	—	2,636	$638,686	0.00%	—
2017	Lowest contract charge 0.40% Class IB	$221.97	—	—	—	32.84%
	Highest contract charge 1.45% Class IB	$245.86	—	—	—	31.44%
	All contract charges	—	2,437	$606,687	0.00%	—
2016	Lowest contract charge 0.40% Class IB	$167.10	—	—	—	0.94%
	Highest contract charge 1.45% Class IB	$187.05	—	—	—	(0.13)%
	All contract charges	—	2,262	$427,483	0.00%	—
2015	Lowest contract charge 0.40% Class IB	$165.55	—	—	—	9.78%
	Highest contract charge 1.45% Class IB	$187.29	—	—	—	8.62%
	All contract charges	—	2,171	$409,319	0.00%	—

EQ/Templeton Global Equity Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$158.93	—	—	—	20.34%
	Highest contract charge 1.45% Class IB	$139.87	—	—	—	19.19%
	All contract charges	—	347	$49,684	1.87%	—
2018	Lowest contract charge 0.50% Class IB	$132.07	—	—	—	(12.65)%
	Highest contract charge 1.45% Class IB	$117.35	—	—	—	(13.49)%
	All contract charges	—	354	$42,567	2.81%	—
2017	Lowest contract charge 0.50% Class IB	$151.20	—	—	—	20.69%
	Highest contract charge 1.45% Class IB	$135.65	—	—	—	19.54%
	All contract charges	—	370	$51,182	1.41%	—
2016	Lowest contract charge 0.50% Class IB	$125.28	—	—	—	4.74%
	Highest contract charge 1.45% Class IB	$113.48	—	—	—	3.75%
	All contract charges	—	381	$43,936	0.69%	—
2015	Lowest contract charge 0.50% Class IB	$119.61	—	—	—	(3.12)%
	Highest contract charge 1.45% Class IB	$109.38	—	—	—	(4.05)%
	All contract charges	—	399	$44,162	0.00%	—

EQ/UBS Growth & Income
2019	Lowest contract charge 0.50% Class IB	$304.53	—	—	—	36.12%
	Highest contract charge 1.45% Class IB	$263.14	—	—	—	34.82%
	All contract charges	—	180	$43,722	0.49%	—
2018	Lowest contract charge 0.50% Class IB	$223.72	—	—	—	(13.85)%
	Highest contract charge 1.45% Class IB	$195.18	—	—	—	(14.68)%
	All contract charges	—	186	$33,725	0.34%	—
2017	Lowest contract charge 0.50% Class IB	$259.69	—	—	—	20.67%
	Highest contract charge 1.35% Class IB	$231.85	—	—	—	19.65%
	All contract charges	—	196	$42,336	0.29%	—
2016	Lowest contract charge 0.50% Class IB	$215.20	—	—	—	9.59%
	Highest contract charge 1.35% Class IB	$193.78	—	—	—	8.66%
	All contract charges	—	188	$34,163	0.82%	—
2015	Lowest contract charge 0.50% Class IB	$196.36	—	—	—	(1.92)%
	Highest contract charge 1.34% Class IB	$178.53	—	—	—	(2.75)%
	All contract charges	—	204	$34,304	0.59%	—

EQ/Wellington Energy(p)
2019	Lowest contract charge 0.40% Class IB	$67.81	—	—	—	0.61%
	Highest contract charge 1.45% Class IB	$54.45	—	—	—	(0.46)%
	All contract charges	—	599	$41,502	0.95%	—
2018	Lowest contract charge 0.40% Class IB(e)	$67.40	—	—	—	(31.53)%
	Highest contract charge 1.45% Class IB(e)	$54.70	—	—	—	(31.67)%
	All contract charges	—	540	$37,658	0.11%	—

FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Equity-Income Portfolio
2019	Lowest contract charge 0.50% Service Class 2	$237.87	—	—	—	26.47%
	Highest contract charge 1.20% Service Class 2	$222.13	—	—	—	25.58%
	All contract charges	—	78	$17,456	1.93%	—
2018	Lowest contract charge 0.50% Service Class 2	$188.08	—	—	—	(9.00)%
	Highest contract charge 1.20% Service Class 2	$176.88	—	—	—	(9.64)%
	All contract charges	—	69	$12,307	2.13%	—
2017	Lowest contract charge 0.50% Service Class 2	$206.67	—	—	—	12.09%
	Highest contract charge 1.20% Service Class 2	$195.75	—	—	—	11.30%
	All contract charges	—	64	$12,640	1.57%	—
2016	Lowest contract charge 0.50% Service Class 2	$184.38	—	—	—	17.12%
	Highest contract charge 1.20% Service Class 2	$175.87	—	—	—	16.30%
	All contract charges	—	58	$10,325	2.37%	—
2015	Lowest contract charge 0.50% Service Class 2	$157.43	—	—	—	(4.71)%
	Highest contract charge 1.20% Service Class 2	$151.22	—	—	—	(5.39)%
	All contract charges	—	50	$7,681	3.28%	—

Fidelity® VIP Mid Cap Portfolio
2019	Lowest contract charge 0.50% Service Class 2	$221.31	—	—	—	22.56%
	Highest contract charge 1.20% Service Class 2	$206.66	—	—	—	21.69%
	All contract charges	—	334	$69,298	0.70%	—
2018	Lowest contract charge 0.50% Service Class 2	$180.58	—	—	—	(15.20)%
	Highest contract charge 1.20% Service Class 2	$169.82	—	—	—	(15.80)%
	All contract charges	—	304	$51,722	0.41%	—
2017	Lowest contract charge 0.50% Service Class 2	$212.94	—	—	—	19.93%
	Highest contract charge 1.20% Service Class 2	$201.69	—	—	—	19.10%
	All contract charges	—	269	$54,048	0.51%	—
2016	Lowest contract charge 0.50% Service Class 2	$177.55	—	—	—	11.37%
	Highest contract charge 1.20% Service Class 2	$169.35	—	—	—	10.58%
	All contract charges	—	234	$39,627	0.35%	—
2015	Lowest contract charge 0.50% Service Class 2	$159.43	—	—	—	(2.12)%
	Highest contract charge 1.20% Service Class 2	$153.15	—	—	—	(2.81)%
	All contract charges	—	191	$29,387	0.29%	—

Invesco Oppenheimer V.I. Main Street Fund
2019	Lowest contract charge 0.50% Series II	$279.40	—	—	—	31.08%
	Highest contract charge 1.20% Series II	$260.92	—	—	—	30.16%
	All contract charges	—	36	$9,436	0.41%	—
2018	Lowest contract charge 0.50% Series II	$213.15	—	—	—	(8.56)%
	Highest contract charge 1.20% Series II	$200.46	—	—	—	(9.21)%
	All contract charges	—	31	$6,321	0.90%	—
2017	Lowest contract charge 0.50% Series II	$233.11	—	—	—	16.06%
	Highest contract charge 1.20% Series II	$220.79	—	—	—	15.24%
	All contract charges	—	28	$6,219	1.03%	—
2016	Lowest contract charge 0.50% Series II	$200.86	—	—	—	10.75%
	Highest contract charge 1.20% Series II	$191.59	—	—	—	9.96%
	All contract charges	—	21	$4,187	0.85%	—
2015	Lowest contract charge 0.50% Series II	$181.37	—	—	—	2.59%
	Highest contract charge 1.20% Series II	$174.23	—	—	—	1.87%
	All contract charges	—	15	$2,773	0.65%	—

Invesco V.I. Diversified Dividend Fund
2019	Lowest contract charge 0.00% Series II	$141.34	—	—	—	24.77%
	Highest contract charge 1.20% Series II	$207.84	—	—	—	23.28%
	All contract charges	—	315	$64,883	2.77%	—
2018	Lowest contract charge 0.00% Series II	$113.28	—	—	—	(7.81)%
	Highest contract charge 1.20% Series II	$168.59	—	—	—	(8.93)%
	All contract charges	—	288	$48,181	2.25%	—
2017	Lowest contract charge 0.00% Series II(d)	$122.88	—	—	—	8.35%
	Highest contract charge 1.20% Series II	$185.12	—	—	—	7.05%
	All contract charges	—	248	$45,760	1.63%	—

FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
Invesco V.I. Diversified Dividend Fund (Continued)
2016	Lowest contract charge 0.00% Series II	$112.48	—	—	—	14.54%
	Highest contract charge 1.20% Series II	$172.93	—	—	—	13.17%
	All contract charges	—	166	$28,770	1.35%	—
2015	Lowest contract charge 0.00% Series II(c)	$98.20	—	—	—	(1.88)%
	Highest contract charge 1.20% Series II	$152.81	—	—	—	0.60%
	All contract charges	—	78	$12,046	1.70%	—

Invesco V.I. High Yield Fund
2019	Lowest contract charge 0.50% Series II	$144.29	—	—	—	12.59%
	Highest contract charge 1.45% Series II	$132.81	—	—	—	11.52%
	All contract charges	—	369	$50,138	5.86%	—
2018	Lowest contract charge 0.50% Series II	$128.15	—	—	—	(4.09)%
	Highest contract charge 1.45% Series II	$119.09	—	—	—	(5.01)%
	All contract charges	—	334	$40,326	4.92%	—
2017	Lowest contract charge 0.50% Series II	$133.61	—	—	—	5.60%
	Highest contract charge 1.45% Series II	$125.37	—	—	—	4.59%
	All contract charges	—	324	$41,199	4.01%	—
2016	Lowest contract charge 0.50% Series II	$126.53	—	—	—	10.28%
	Highest contract charge 1.45% Series II	$119.87	—	—	—	9.22%
	All contract charges	—	280	$34,051	4.11%	—
2015	Lowest contract charge 0.50% Series II	$114.74	—	—	—	(3.85)%
	Highest contract charge 1.45% Series II	$109.75	—	—	—	(4.76)%
	All contract charges	—	255	$28,355	5.55%	—

Invesco V.I. Mid Cap Core Equity Fund
2019	Lowest contract charge 0.50% Series II	$190.28	—	—	—	24.41%
	Highest contract charge 1.45% Series II	$153.93	—	—	—	23.22%
	All contract charges	—	133	$24,962	0.22%	—
2018	Lowest contract charge 0.50% Series II	$152.94	—	—	—	(12.04)%
	Highest contract charge 1.45% Series II	$124.92	—	—	—	(12.89)%
	All contract charges	—	131	$19,811	0.11%	—
2017	Lowest contract charge 0.50% Series II	$173.88	—	—	—	14.08%
	Highest contract charge 1.45% Series II	$143.40	—	—	—	12.99%
	All contract charges	—	128	$22,182	0.32%	—
2016	Lowest contract charge 0.50% Series II	$152.42	—	—	—	12.60%
	Highest contract charge 1.45% Series II	$126.91	—	—	—	11.53%
	All contract charges	—	119	$18,351	0.00%	—
2015	Lowest contract charge 0.50% Series II	$135.37	—	—	—	(4.76)%
	Highest contract charge 1.45% Series II	$113.79	—	—	—	(5.67)%
	All contract charges	—	107	$14,794	0.11%	—

Invesco V.I. Small Cap Equity Fund
2019	Lowest contract charge 0.50% Series II	$210.76	—	—	—	25.68%
	Highest contract charge 1.34% Series II	$222.49	—	—	—	24.63%
	All contract charges	—	52	$10,954	0.00%	—
2018	Lowest contract charge 0.50% Series II	$167.69	—	—	—	(15.70)%
	Highest contract charge 1.34% Series II	$178.52	—	—	—	(16.42)%
	All contract charges	—	52	$8,833	0.00%	—
2017	Lowest contract charge 0.50% Series II	$198.91	—	—	—	13.16%
	Highest contract charge 1.34% Series II	$213.58	—	—	—	12.20%
	All contract charges	—	53	$10,641	0.00%	—
2016	Lowest contract charge 0.50% Series II	$175.78	—	—	—	11.28%
	Highest contract charge 1.34% Series II	$190.35	—	—	—	10.35%
	All contract charges	—	53	$9,535	0.00%	—
2015	Lowest contract charge 0.50% Series II	$157.96	—	—	—	(6.21)%
	Highest contract charge 1.34% Series II	$172.50	—	—	—	(7.00)%
	All contract charges	—	52	$8,732	0.00%	—

FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
IVY VIP High Income
2019	Lowest contract charge 0.50% Class II	$180.59	—	—	—	10.64%
	Highest contract charge 1.45% Class II	$147.28	—	—	—	9.58%
	All contract charges	—	1,620	$273,893	6.48%	—
2018	Lowest contract charge 0.50% Class II	$163.23	—	—	—	(2.61)%
	Highest contract charge 1.45% Class II	$134.40	—	—	—	(3.55)%
	All contract charges	—	1,541	$237,179	6.26%	—
2017	Lowest contract charge 0.50% Class II	$167.60	—	—	—	6.15%
	Highest contract charge 1.45% Class II	$139.34	—	—	—	5.14%
	All contract charges	—	1,452	$231,112	5.42%	—
2016	Lowest contract charge 0.50% Class II	$157.89	—	—	—	15.60%
	Highest contract charge 1.45% Class II	$132.53	—	—	—	14.51%
	All contract charges	—	1,293	$195,046	7.20%	—
2015	Lowest contract charge 0.50% Class II	$136.58	—	—	—	(6.97)%
	Highest contract charge 1.45% Class II	$115.74	—	—	—	(7.86)%
	All contract charges	—	1,240	$162,881	6.09%	—

IVY VIP Small Cap Growth
2019	Lowest contract charge 0.50% Class II	$226.13	—	—	—	22.75%
	Highest contract charge 1.34% Class II	$166.08	—	—	—	21.71%
	All contract charges	—	222	$42,024	0.00%	—
2018	Lowest contract charge 0.50% Class II	$184.22	—	—	—	(4.59)%
	Highest contract charge 1.34% Class II	$136.45	—	—	—	(5.41)%
	All contract charges	—	200	$30,759	0.36%	—
2017	Lowest contract charge 0.50% Class II	$193.09	—	—	—	22.50%
	Highest contract charge 1.34% Class II	$144.25	—	—	—	21.47%
	All contract charges	—	160	$25,839	0.00%	—
2016	Lowest contract charge 0.50% Class II	$157.62	—	—	—	2.40%
	Highest contract charge 1.34% Class II	$118.75	—	—	—	1.54%
	All contract charges	—	149	$19,347	0.00%	—
2015	Lowest contract charge 0.50% Class II	$153.92	—	—	—	1.37%
	Highest contract charge 1.45% Class II	$116.35	—	—	—	0.41%
	All contract charges	—	158	$19,869	0.00%	—

MFS® Investors Trust Series
2019	Lowest contract charge 0.50% Service Class	$272.81	—	—	—	30.59%
	Highest contract charge 1.34% Service Class	$283.63	—	—	—	29.49%
	All contract charges	—	86	$23,195	0.50%	—
2018	Lowest contract charge 0.50% Service Class	$208.90	—	—	—	(6.18)%
	Highest contract charge 1.34% Service Class	$219.04	—	—	—	(6.98)%
	All contract charges	—	80	$16,778	0.45%	—
2017	Lowest contract charge 0.50% Service Class	$222.67	—	—	—	22.41%
	Highest contract charge 1.34% Service Class	$235.47	—	—	—	21.38%
	All contract charges	—	78	$17,704	0.56%	—
2016	Lowest contract charge 0.50% Service Class	$181.90	—	—	—	7.78%
	Highest contract charge 1.34% Service Class	$193.99	—	—	—	6.87%
	All contract charges	—	72	$13,353	0.58%	—
2015	Lowest contract charge 0.50% Service Class	$168.77	—	—	—	(0.55)%
	Highest contract charge 1.34% Service Class	$181.52	—	—	—	(1.39)%
	All contract charges	—	68	$12,058	0.68%	—

MFS® Massachusetts Investors Growth Stock Portfolio
2019	Lowest contract charge 0.50% Service Class	$365.68	—	—	—	38.88%
	Highest contract charge 1.34% Service Class	$337.88	—	—	—	37.71%
	All contract charges	—	100	$34,475	0.35%	—
2018	Lowest contract charge 0.50% Service Class	$263.30	—	—	—	0.07%
	Highest contract charge 1.34% Service Class	$245.35	—	—	—	(0.78)%
	All contract charges	—	73	$18,288	0.34%	—

FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
MFS® Massachusetts Investors Growth Stock Portfolio (Continued)
2017	Lowest contract charge 0.50% Service Class	$263.11	—	—	—	27.46%
	Highest contract charge 1.34% Service Class	$247.28	—	—	—	26.39%
	All contract charges	—	69	$17,383	0.42%	—
2016	Lowest contract charge 0.50% Service Class	$206.42	—	—	—	5.31%
	Highest contract charge 1.34% Service Class	$195.65	—	—	—	4.43%
	All contract charges	—	69	$13,609	0.40%	—
2015	Lowest contract charge 0.50% Service Class(a)	$196.01	—	—	—	(2.00)%
	Highest contract charge 1.34% Service Class(a)	$187.35	—	—	—	(2.64)%
	All contract charges	—	55	$10,568	0.46%	—

Multimanager Aggressive Equity
2019	Lowest contract charge 0.70% Class IA	$233.70	—	—	—	32.42%
	Highest contract charge 1.45% Class IA	$191.20	—	—	—	31.42%
	All contract charges	—	2,955	$678,310	0.75%	—
2018	Lowest contract charge 0.70% Class IA	$176.49	—	—	—	(0.91)%
	Highest contract charge 1.45% Class IA	$145.49	—	—	—	(1.67)%
	All contract charges	—	3,245	$563,402	0.13%	—
2017	Lowest contract charge 0.70% Class IA	$178.11	—	—	—	29.44%
	Highest contract charge 1.45% Class IA	$147.96	—	—	—	28.47%
	All contract charges	—	3,579	$628,070	0.15%	—
2016	Lowest contract charge 0.70% Class IA	$137.60	—	—	—	2.72%
	Highest contract charge 1.45% Class IA	$115.17	—	—	—	1.95%
	All contract charges	—	3,933	$533,772	0.53%	—
2015	Lowest contract charge 0.70% Class IA	$133.96	—	—	—	3.26%
	Highest contract charge 1.45% Class IA	$112.97	—	—	—	2.48%
	All contract charges	—	4,332	$573,539	0.16%	—
Multimanager Aggressive Equity
2019	Lowest contract charge 0.50% Class IB	$217.50	—	—	—	32.69%
	Highest contract charge 1.30% Class IB	$257.99	—	—	—	31.63%
	All contract charges	—	155	$31,746	0.75%	—
2018	Lowest contract charge 0.50% Class IB	$163.92	—	—	—	(0.71)%
	Highest contract charge 1.30% Class IB	$195.99	—	—	—	(1.50)%
	All contract charges	—	166	$25,401	0.13%	—
2017	Lowest contract charge 0.50% Class IB	$165.10	—	—	—	29.70%
	Highest contract charge 1.30% Class IB	$198.98	—	—	—	28.68%
	All contract charges	—	166	$25,903	0.15%	—
2016	Lowest contract charge 0.50% Class IB	$127.29	—	—	—	2.93%
	Highest contract charge 1.30% Class IB	$154.63	—	—	—	2.11%
	All contract charges	—	179	$21,680	0.53%	—
2015	Lowest contract charge 0.50% Class IB	$123.67	—	—	—	3.46%
	Highest contract charge 1.30% Class IB	$151.43	—	—	—	2.65%
	All contract charges	—	203	$24,139	0.16%	—
Multimanager Core Bond
2019	Lowest contract charge 0.40% Class IB	$113.30	—	—	—	6.96%
	Highest contract charge 1.45% Class IB	$151.73	—	—	—	5.82%
	All contract charges	—	716	$112,045	2.14%	—
2018	Lowest contract charge 0.40% Class IB	$105.93	—	—	—	(0.80)%
	Highest contract charge 1.45% Class IB	$143.38	—	—	—	(1.85)%
	All contract charges	—	701	$103,441	2.70%	—
2017	Lowest contract charge 0.40% Class IB	$106.78	—	—	—	2.58%
	Highest contract charge 1.45% Class IB	$146.08	—	—	—	1.51%
	All contract charges	—	755	$113,109	2.08%	—
2016	Lowest contract charge 0.40% Class IB	$104.09	—	—	—	2.23%
	Highest contract charge 1.45% Class IB	$143.91	—	—	—	1.16%
	All contract charges	—	794	$116,522	2.08%	—
2015	Lowest contract charge 0.40% Class IB	$101.82	—	—	—	(0.26)%
	Highest contract charge 1.45% Class IB	$142.26	—	—	—	(1.32)%
	All contract charges	—	833	$120,425	1.92%	—

FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
Multimanager Mid Cap Growth
2019	Lowest contract charge 0.50% Class IB	$316.65	—	—	—	32.30%
	Highest contract charge 1.45% Class IB	$266.41	—	—	—	31.03%
	All contract charges	—	320	$87,850	0.00%	—
2018	Lowest contract charge 0.50% Class IB	$239.35	—	—	—	(6.25)%
	Highest contract charge 1.45% Class IB	$203.32	—	—	—	(7.15)%
	All contract charges	—	343	$71,852	0.00%	—
2017	Lowest contract charge 0.50% Class IB	$255.30	—	—	—	26.03%
	Highest contract charge 1.45% Class IB	$218.97	—	—	—	24.83%
	All contract charges	—	362	$81,983	0.00%	—
2016	Lowest contract charge 0.50% Class IB	$202.57	—	—	—	6.25%
	Highest contract charge 1.45% Class IB	$175.41	—	—	—	5.23%
	All contract charges	—	386	$69,549	0.10%	—
2015	Lowest contract charge 0.50% Class IB	$190.66	—	—	—	(2.01)%
	Highest contract charge 1.45% Class IB	$166.69	—	—	—	(2.95)%
	All contract charges	—	426	$72,928	0.00%	—

Multimanager Mid Cap Value
2019	Lowest contract charge 0.40% Class IB	$197.71	—	—	—	24.47%
	Highest contract charge 1.45% Class IB	$252.16	—	—	—	23.16%
	All contract charges	—	197	$50,680	1.38%	—
2018	Lowest contract charge 0.40% Class IB	$158.84	—	—	—	(13.10)%
	Highest contract charge 1.45% Class IB	$204.74	—	—	—	(14.02)%
	All contract charges	—	213	$44,482	0.74%	—
2017	Lowest contract charge 0.40% Class IB	$182.79	—	—	—	8.84%
	Highest contract charge 1.45% Class IB	$238.13	—	—	—	7.69%
	All contract charges	—	231	$56,322	0.76%	—
2016	Lowest contract charge 0.40% Class IB	$167.95	—	—	—	18.61%
	Highest contract charge 1.45% Class IB	$221.12	—	—	—	17.35%
	All contract charges	—	254	$57,175	1.03%	—
2015	Lowest contract charge 0.40% Class IB	$141.60	—	—	—	(5.93)%
	Highest contract charge 1.45% Class IB	$188.42	—	—	—	(6.92)%
	All contract charges	—	281	$53,666	0.67%	—

Multimanager Technology
2019	Lowest contract charge 0.50% Class IB	$456.71	—	—	—	37.18%
	Highest contract charge 1.45% Class IB	$384.26	—	—	—	35.87%
	All contract charges	—	628	$249,266	0.15%	—
2018	Lowest contract charge 0.50% Class IB	$332.93	—	—	—	1.78%
	Highest contract charge 1.45% Class IB	$282.81	—	—	—	0.80%
	All contract charges	—	656	$191,090	0.15%	—
2017	Lowest contract charge 0.50% Class IB	$327.10	—	—	—	38.43%
	Highest contract charge 1.45% Class IB	$280.56	—	—	—	37.11%
	All contract charges	—	667	$191,981	0.00%	—
2016	Lowest contract charge 0.50% Class IB	$236.30	—	—	—	8.40%
	Highest contract charge 1.45% Class IB	$204.62	—	—	—	7.37%
	All contract charges	—	689	$144,841	0.01%	—
2015	Lowest contract charge 0.50% Class IB	$217.98	—	—	—	5.76%
	Highest contract charge 1.45% Class IB	$190.58	—	—	—	4.75%
	All contract charges	—	763	$148,717	0.00%	—

PIMCO CommodityRealReturn® Strategy Portfolio
2019	Lowest contract charge 0.00% Advisor Class	$96.41	—	—	—	11.35%
	Highest contract charge 1.20% Advisor Class	$61.96	—	—	—	10.01%
	All contract charges	—	144	$9,012	4.36%	—
2018	Lowest contract charge 0.00% Advisor Class	$86.58	—	—	—	(14.20)%
	Highest contract charge 1.20% Advisor Class	$56.32	—	—	—	(15.23)%
	All contract charges	—	133	$7,582	1.97%	—

FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
PIMCO CommodityRealReturn® Strategy Portfolio (Continued)
2017	Lowest contract charge 0.00% Advisor Class(d)	$100.91	—	—	—	2.04%
	Highest contract charge 1.20% Advisor Class	$66.44	—	—	—	0.82%
	All contract charges	—	123	$8,220	10.91%	—
2016	Lowest contract charge 0.00% Advisor Class	$87.28	—	—	—	14.87%
	Highest contract charge 1.20% Advisor Class	$65.90	—	—	—	13.50%
	All contract charges	—	106	$7,011	1.03%	—
2015	Lowest contract charge 0.00% Advisor Class(c)	$75.98	—	—	—	(23.02)%
	Highest contract charge 1.20% Advisor Class	$58.06	—	—	—	(26.55)%
	All contract charges	—	89	$5,188	4.14%	—

Target 2015 Allocation
2019	Lowest contract charge 0.40% Class B	$149.46	—	—	—	14.54%
	Highest contract charge 1.34% Class B	$144.96	—	—	—	13.45%
	All contract charges	—	129	$18,932	1.81%	—
2018	Lowest contract charge 0.50% Class B	$141.83	—	—	—	(4.79)%
	Highest contract charge 1.34% Class B	$127.77	—	—	—	(5.59)%
	All contract charges	—	125	$16,254	1.55%	—
2017	Lowest contract charge 0.50% Class B	$148.96	—	—	—	10.75%
	Highest contract charge 1.34% Class B	$135.34	—	—	—	9.82%
	All contract charges	—	157	$21,214	1.29%	—
2016	Lowest contract charge 0.40% Class B	$123.50	—	—	—	5.21%
	Highest contract charge 1.34% Class B	$123.24	—	—	—	4.22%
	All contract charges	—	180	$22,285	1.42%	—
2015	Lowest contract charge 0.50% Class B	$127.97	—	—	—	(2.40)%
	Highest contract charge 1.34% Class B	$118.25	—	—	—	(3.22)%
	All contract charges	—	194	$22,954	1.16%	—

Target 2025 Allocation
2019	Lowest contract charge 0.40% Class B	$169.67	—	—	—	18.90%
	Highest contract charge 1.45% Class B	$158.92	—	—	—	17.65%
	All contract charges	—	556	$91,272	1.74%	—
2018	Lowest contract charge 0.40% Class B	$142.70	—	—	—	(6.52)%
	Highest contract charge 1.45% Class B	$135.08	—	—	—	(7.52)%
	All contract charges	—	527	$73,264	1.62%	—
2017	Lowest contract charge 0.40% Class B	$152.66	—	—	—	14.95%
	Highest contract charge 1.45% Class B	$146.06	—	—	—	13.75%
	All contract charges	—	521	$77,893	1.52%	—
2016	Lowest contract charge 0.40% Class B	$132.80	—	—	—	6.99%
	Highest contract charge 1.45% Class B	$128.41	—	—	—	5.87%
	All contract charges	—	461	$60,164	1.50%	—
2015	Lowest contract charge 0.40% Class B	$124.12	—	—	—	(2.44)%
	Highest contract charge 1.45% Class B	$121.29	—	—	—	(3.46)%
	All contract charges	—	437	$53,745	1.28%	—

Target 2035 Allocation
2019	Lowest contract charge 0.40% Class B	$182.42	—	—	—	21.84%
	Highest contract charge 1.45% Class B	$168.72	—	—	—	20.55%
	All contract charges	—	653	$113,859	1.69%	—
2018	Lowest contract charge 0.40% Class B	$149.72	—	—	—	(7.55)%
	Highest contract charge 1.45% Class B	$139.96	—	—	—	(8.52)%
	All contract charges	—	577	$83,122	1.59%	—
2017	Lowest contract charge 0.40% Class B	$161.94	—	—	—	17.30%
	Highest contract charge 1.45% Class B	$153.00	—	—	—	16.06%
	All contract charges	—	516	$80,987	1.51%	—
2016	Lowest contract charge 0.40% Class B	$138.06	—	—	—	7.59%
	Highest contract charge 1.45% Class B	$131.83	—	—	—	6.47%
	All contract charges	—	450	$60,682	1.48%	—
2015	Lowest contract charge 0.40% Class B	$128.32	—	—	—	(2.42)%
	Highest contract charge 1.45% Class B	$123.82	—	—	—	(3.45)%
	All contract charges	—	411	$51,693	1.33%	—

FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
Target 2045 Allocation
2019	Lowest contract charge 0.40% Class B	$193.30	—	—	—	23.85%
	Highest contract charge 1.45% Class B	$174.82	—	—	—	22.53%
	All contract charges	—	533	$96,751	1.64%	—
2018	Lowest contract charge 0.40% Class B	$156.08	—	—	—	(8.36)%
	Highest contract charge 1.45% Class B	$142.67	—	—	—	(9.32)%
	All contract charges	—	478	$70,067	1.53%	—
2017	Lowest contract charge 0.40% Class B	$170.31	—	—	—	19.21%
	Highest contract charge 1.45% Class B	$157.34	—	—	—	17.96%
	All contract charges	—	431	$69,508	1.50%	—
2016	Lowest contract charge 0.40% Class B	$142.86	—	—	—	8.25%
	Highest contract charge 1.45% Class B	$133.38	—	—	—	7.12%
	All contract charges	—	382	$52,165	1.47%	—
2015	Lowest contract charge 0.40% Class B	$131.97	—	—	—	(2.71)%
	Highest contract charge 1.45% Class B	$124.52	—	—	—	(3.64)%
	All contract charges	—	340	$43,122	1.38%	—

Target 2055 Allocation
2019	Lowest contract charge 0.50% Class B	$139.02	—	—	—	26.16%
	Highest contract charge 1.34% Class B	$133.66	—	—	—	25.09%
	All contract charges	—	197	$26,754	1.77%	—
2018	Lowest contract charge 0.50% Class B	$110.19	—	—	—	(9.24)%
	Highest contract charge 1.34% Class B	$106.85	—	—	—	(10.01)%
	All contract charges	—	124	$13,369	1.86%	—
2017	Lowest contract charge 0.50% Class B	$121.41	—	—	—	21.18%
	Highest contract charge 1.34% Class B	$118.74	—	—	—	20.17%
	All contract charges	—	68	$8,093	1.90%	—
2016	Lowest contract charge 0.50% Class B	$100.19	—	—	—	8.96%
	Highest contract charge 1.34% Class B	$98.81	—	—	—	8.04%
	All contract charges	—	32	$3,226	2.17%	—
2015	Lowest contract charge 0.50% Class B(b)	$91.95	—	—	—	(6.99)%
	Highest contract charge 1.34% Class B(b)	$91.46	—	—	—	(7.46)%
	All contract charges	—	6	$538	3.16%	—

Templeton Global Bond VIP Fund
2019	Lowest contract charge 0.50% Class 2	$123.47	—	—	—	1.50%
	Highest contract charge 1.20% Class 2	$115.30	—	—	—	0.79%
	All contract charges	—	641	$74,250	7.01%	—
2018	Lowest contract charge 0.50% Class 2	$121.64	—	—	—	1.43%
	Highest contract charge 1.20% Class 2	$114.40	—	—	—	0.70%
	All contract charges	—	598	$68,652	0.00%	—
2017	Lowest contract charge 0.50% Class 2	$119.93	—	—	—	1.41%
	Highest contract charge 1.20% Class 2	$113.60	—	—	—	0.71%
	All contract charges	—	564	$64,165	0.00%	—
2016	Lowest contract charge 0.50% Class 2	$118.26	—	—	—	2.43%
	Highest contract charge 1.20% Class 2	$112.80	—	—	—	1.70%
	All contract charges	—	502	$56,677	0.00%	—
2015	Lowest contract charge 0.50% Class 2	$115.46	—	—	—	(4.78)%
	Highest contract charge 1.20% Class 2	$110.91	—	—	—	(5.45)%
	All contract charges	—	427	$47,351	7.80%	—

VanEck VIP Global Hard Assets Fund
2019	Lowest contract charge 0.50% Class S	$54.75	—	—	—	10.99%
	Highest contract charge 1.45% Class S	$50.39	—	—	—	9.93%
	All contract charges	—	401	$20,621	0.00%	—
2018	Lowest contract charge 0.50% Class S	$49.33	—	—	—	(28.78)%
	Highest contract charge 1.45% Class S	$45.84	—	—	—	(29.47)%
	All contract charges	—	375	$17,520	0.00%	—
2017	Lowest contract charge 0.50% Class S	$69.26	—	—	—	(2.46)%
	Highest contract charge 1.45% Class S	$64.99	—	—	—	(3.39)%
	All contract charges	—	370	$24,338	0.00%	—

FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Concluded)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
VanEck VIP Hard Assets Fund (Continued)
2016	Lowest contract charge 0.50% Class S	$71.01	—	—	—	42.70%
	Highest contract charge 1.45% Class S	$67.27	—	—	—	41.35%
	All contract charges	—	380	$25,817	0.37%	—
2015	Lowest contract charge 0.50% Class S	$49.76	—	—	—	(33.96)%
	Highest contract charge 1.45% Class S	$47.59	—	—	—	(34.59)%
	All contract charges	—	318	$15,253	0.03%	—

(a)	Units were made available on March 27, 2015.
(b)	Units were made available on May 26, 2015.
(c)	Units were made available on June 19, 2015.
(d)	Units were made available on January 25, 2016.
(e)	Units were made available on October 22, 2018.
(f)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.
(g)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.
(h)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.
(i)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.
(j)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.
(k)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.
(l)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.
(m)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(n)	EQ/MFS Technology replaced MFS® Technology Portfolio due to a substitution on October 22, 2018.
(o)	EQ/MFS Utility Series replaced MFS® Utility Series due to a substitution on October 22, 2018.
(p)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced IVY VIP Energy due to a substitution on October 22, 2018.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2019 through April 20, 2020, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Concluded)

December 31, 2019

9.	Subsequent Events (Concluded)

A. Reorganizations

The following Variable Investment Options will be involved in planned reorganizations (“Reorganization Plans”). If the shareholders approve the Reorganization Plans, it is anticipated that the Reorganization Plans will take place in early to mid-June 2020. The Reorganization Plans provide for the reorganization of certain Portfolios, where interests in certain Variable Investment Options (the “Surviving Portfolio”) will replace interests in the current investment options (the “Removed Portfolio”).

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
CharterSM Moderate	All Asset Growth–Alt 20
CharterSM Small Cap Growth	EQ/Morgan Stanley Small Cap Growth
CharterSM Small Cap Value	1290 VT Small Cap Value
EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy
EQ/Templeton Global Equity Managed Volatility Portfolio	1290 VT SmartBeta Equity
EQ/UBS Growth and Income	EQ/Capital Guardian Research
Multimanager Mid Cap Growth	EQ/Janus Enterprise
Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

B. Others

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. AXA Equitable is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

FSA-160

FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

AXA Equitable Life Insurance Company

Opinion on the Financial Statements

We have audited the consolidated financial statements, including the related notes and financial statement schedules, of AXA Equitable Life Insurance Company and its subsidiaries (the “Company”) as listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for leases in 2019.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 12, 2020

We have served as the Company’s auditor since 1993.

F-1

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2019 AND 2018

	2019	2018
	(in millions, except share amounts)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $59,278 and $42,492)	$62,362	$41,915
Mortgage loans on real estate (net of valuation allowance of $0 and $7)	12,090	11,818
Real estate held for production of income (1)	27	52
Policy loans	3,270	3,267
Other equity investments (1)	1,149	1,144
Trading securities, at fair value	6,598	15,166
Other invested assets	2,129	1,554

Total investments	87,625	74,916
Cash and cash equivalents	1,492	2,622
Deferred policy acquisition costs	4,337	5,011
Amounts due from reinsurers	3,001	3,124
Loans to affiliates	1,200	600
GMIB reinsurance contract asset, at fair value	2,466	1,991
Current and deferred income taxes	224	438
Other assets	3,050	2,763
Separate Accounts assets	124,646	108,487

Total Assets	$228,041	$199,952

LIABILITIES
Policyholders’ account balances	$55,421	$46,403
Future policy benefits and other policyholders’ liabilities	33,976	29,808
Broker-dealer related payables	428	69
Securities sold under agreements to repurchase	—	573
Amounts due to reinsurers	105	113
Loans from affiliates	—	572
Other liabilities	1,768	1,460
Separate Accounts liabilities	124,646	108,487

Total Liabilities	$216,344	$187,485
Redeemable noncontrolling interest (2)	$39	$39
Commitments and contingent liabilities (Note 17)

EQUITY
Equity attributable to Equitable Life:
Common stock, $1.25 par value; 2,000,000 shares authorized, issued and outstanding	$2	$2
Additional paid-in capital	7,809	7,807
Retained earnings	2,242	5,098
Accumulated other comprehensive income (loss)	1,592	(491)

Total equity attributable to Equitable Life	11,645	12,416
Noncontrolling interest	13	12

Total Equity	11,658	12,428

Total Liabilities, Redeemable Noncontrolling Interest and Equity	$228,041	$199,952

(1)	See Note 2 for details of balances with variable interest entities.
(2)	See Note 20 for details of Redeemable noncontrolling interest.

See Notes to Consolidated Financial Statements.

F-2

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
REVENUES
Policy charges and fee income	$3,450	$3,523	$3,294
Premiums	936	862	904
Net derivative gains (losses)	(3,820)	(1,010)	894
Net investment income (loss)	3,298	2,478	2,441
Investment gains (losses), net:
Total other-than-temporary impairment losses	—	(37)	(13)
Other investment gains (losses), net	206	41	(112)

Total investment gains (losses), net	206	4	(125)

Investment management and service fees	1,022	1,029	1,007
Other income	56	65	41

Total revenues	5,148	6,951	8,456

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	4,119	3,005	3,473
Interest credited to policyholders’ account balances	1,127	1,002	921
Compensation and benefits	335	422	327
Commissions	629	620	628
Interest expense	4	34	23
Amortization of deferred policy acquisition costs	452	431	900
Other operating costs and expenses	912	2,918	635

Total benefits and other deductions	7,578	8,432	6,907

Income (loss) from continuing operations, before income taxes	(2,430)	(1,481)	1,549
Income tax (expense) benefit from continuing operations	584	446	1,210

Net income (loss) from continuing operations	(1,846)	(1,035)	2,759
Less: Net (income) loss from discontinued operations, net of taxes and noncontrolling interest	—	(114)	(85)

Net income (loss)	(1,846)	(921)	2,844
Less: Net income (loss) attributable to the noncontrolling interest	5	(3)	1

Net income (loss) attributable to Equitable Life	$(1,851)	$(918)	$2,843

See Notes to Consolidated Financial Statements.

F-3

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(1,846)	$(921)	$2,844

Other comprehensive income (loss) net of income taxes:
Change in unrealized gains (losses), net of reclassification adjustment	2,081	(1,230)	584
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	2	(4)	(5)
Other comprehensive income (loss) from discontinued operations	—	—	23

Total other comprehensive income (loss), net of income taxes	2,083	(1,234)	602

Comprehensive income (loss) attributable to Equitable Life	$237	$(2,155)	$3,446

See Notes to Consolidated Financial Statements.

F-4

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Years Ended December 31,
	AXA Equitable Equity					Noncontrolling Interest
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total	Continuing Operations	Discontinued Operations	Total	Total Equity
	(in millions)
January 1, 2019	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428
Dividend to parent company	—	—	(1,005)	—	(1,005)	—	—	—	(1,005)
Net income (loss)	—	—	(1,851)	—	(1,851)	—	—	—	(1,851)
Other comprehensive income (loss)	—	—	—	2,083	2,083	—	—	—	2,083
Other	—	2	—	—	2	1	—	1	3

December 31, 2019	$2	$7,809	$2,242	$1,592	$11,645	$13	$—	$13	$11,658

January 1, 2018	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492
Cumulative effect of adoption of revenue recognition standard ASC 606	—	—	8	—	8	—	—	—	8
Cumulative effect of adoption of ASU 2018-12, Reclassification of Certain Tax Effects Attributable to Disposed Subsidiary	—	—	(83)	83	—	—	—	—	—
Transfer for Deferred tax asset in GMxB Unwind	—	1,209	—	—	1,209	—	—	—	1,209
Settlement of intercompany payables in GMxB Unwind	—	(297)	—	—	(297)	—	—	—	(297)
Distribution of disposed subsidiary	—	—	(1,175)	—	(1,175)	—	—	—	(1,175)
Transfer of accumulated other comprehensive income to discontinued operations	—	—	—	62	62	—	—	—	62
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	(2)	—	(2)	(2)
De-consolidation of real estate joint ventures	—	—	—	—	—	(8)	—	(8)	(8)
Dividend to parent company	—	—	(1,672)	—	(1,672)	—	—	—	(1,672)
Transfer of AB Holding Units	—	—	—	—	—	—	(3,076)	(3,076)	(3,076)
Net income (loss)	—	—	(918)	—	(918)	3	—	3	(915)
Other comprehensive income (loss)	—	—	—	(1,234)	(1,234)	—	—	—	(1,234)
Other	—	36	—	—	36	—	—	—	36

December 31, 2018	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428

January 1, 2017	$2	$5,339	$6,095	$(4)	$11,432	$—	$3,096	$3,096	$14,528
Capital contribution from parent	—	1,500	—	—	1,500	—	—	—	1,500
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	1	—	1	1
Consolidation of real estate joint ventures	—	—	—	—	—	19	—	19	19
Repurchase of AB Holding units	—	—	—	—	—	—	(158)	(158)	(158)
Dividends paid to noncontrolling interest	—	—	—	—	—	—	(457)	(457)	(457)
Net income (loss)	—	—	2,843	—	2,843	(1)	485	484	3,327
Other comprehensive income (loss)	—	—	—	602	602	—	—	—	602
Other	—	20	—	—	20	—	110	110	130

December 31, 2017	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492

See Notes to Consolidated Financial Statements.

F-5

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
Cash flows from operating activities:
Net income (loss)(1)	$(1,846)	$(358)	$3,377
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	1,127	1,002	921
Policy charges and fee income	(3,450)	(3,523)	(3,294)
Net derivative (gains) losses	3,820	1,010	(870)
Investment (gains) losses, net	(206)	(3)	125
Realized and unrealized (gains) losses on trading securities	(429)	221	(166)
Non-cash long-term incentive compensation expense	3	218	185
Amortization of deferred cost of reinsurance asset	(7)	1,882	(84)
Amortization and depreciation	323	340	825
Cash received on the recapture of captive reinsurance	—	1,273	—
Equity (income) loss from limited partnerships	(73)	(120)	(157)
Changes in:
Net broker-dealer and customer related receivables/payables	4	838	(278)
Reinsurance recoverable	(183)	(390)	(1,018)
Segregated cash and securities, net	—	(345)	130
Capitalization of deferred policy acquisition costs	(648)	(597)	(578)
Future policy benefits	1,115	(284)	1,189
Current and deferred income taxes	(334)	(556)	(1,174)
Other, net	178	810	486

Net cash provided by (used in) operating activities	$(606)	$1,418	$(381)

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$12,450	$8,935	$9,738
Mortgage loans on real estate	952	768	934
Trading account securities	10,209	9,298	9,125
Real estate joint ventures	5	139	—
Short-term investments	2,548	2,315	2,204
Other	253	190	228
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(28,537)	(11,110)	(12,465)
Mortgage loans on real estate	(1,240)	(1,642)	(2,108)
Trading account securities	(1,067)	(11,404)	(12,667)
Short-term investments	(2,762)	(1,852)	(2,456)
Other	(408)	(170)	(280)
Cash settlements related to derivative instruments	(961)	805	(1,259)
Repayments of loans to affiliates	300	900	—
Investment in capitalized software, leasehold improvements and EDP equipment	(65)	(115)	(100)
Purchase of business, net of cash acquired	—	—	(130)
Issuance of loans to affiliates	(900)	(1,100)	—
Cash disposed due to distribution of disposed subsidiary	—	(672)	—
Other, net	(55)	(91)	322

Net cash provided by (used in) investing activities	$(9,278)	$(4,806)	$(8,914)

See Notes to Consolidated Financial Statements.

F-6

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$12,283	$9,365	$9,334
Withdrawals	(4,641)	(4,496)	(3,926)
Transfer (to) from Separate Accounts	1,869	1,809	1,566
Proceeds from loans from affiliates	—	572	—
Change in short-term financings	—	(26)	53
Change in collateralized pledged assets	(69)	1	710
Change in collateralized pledged liabilities	1,359	(291)	1,108
(Decrease) increase in overdrafts payable	—	3	63
Repayment of loans from affiliates	(572)	—	—
Shareholder dividends paid	(1,005)	(1,672)	—
Repurchase of AB Holding Units	—	(267)	(220)
Purchases (redemptions) of noncontrolling interests of consolidated company-sponsored investment funds	19	(472)	120
Distribution to noncontrolling interest of consolidated subsidiaries	—	(610)	(457)
Increase (decrease) in securities sold under agreement to repurchase	(573)	(1,314)	(109)
Capital contribution from parent company	—	—	1,500
Other, net	84	11	(10)

Net cash provided by (used in) financing activities	$8,754	$2,613	$9,732

Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Change in cash and cash equivalents	(1,130)	(787)	459
Cash and cash equivalents, beginning of year	2,622	3,409	2,950

Cash and cash equivalents, end of year	$1,492	$2,622	$3,409

Cash and cash equivalents of disposed subsidiary:
Beginning of year	$—	$1,009	$1,006

End of year	$—	$—	$1,009

Cash and cash equivalents of continuing operations
Beginning of year	$2,622	$2,400	$1,944

End of year	$1,492	$2,622	$2,400

Supplemental cash flow information:
Interest paid	$(4)	$—	$(8)

Income taxes (refunded) paid	$(252)	$(8)	$(33)

See Notes to Consolidated Financial Statements.

F-7

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)

Cash flows of disposed subsidiary:
Net cash provided by (used in) operating activities	$—	$1,137	$715
Net cash provided by (used in) investing activities	—	(102)	(297)
Net cash provided by (used in) financing activities	—	(1,360)	(437)
Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Non-cash transactions:
Continuing operations
(Settlement) issuance of long-term debt	$—	$(202)	$202

Transfer of assets to reinsurer	$—	$(604)	$—

Repayments of loans from affiliates	$—	$300	$—

Disposal of subsidiary
Assets disposed	$—	$9,156	$—
Liabilities disposed	—	4,914	—

Net assets disposed	—	4,242	—
Cash disposed	—	672	—

Net non-cash disposed	$—	$3,570	$—

(1)

Net income (loss) includes $0, $564 million and $533 million in 2019, 2018 and 2017, respectively, of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

See Notes to Consolidated Financial Statements.

F-8

AXA EQUITABLE LIFE INSURANCE COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1)	ORGANIZATION

Consolidation

AXA Equitable Life Insurance Company’s (“Equitable Life” and, collectively with its consolidated subsidiaries, the “Company”) primary business is providing variable annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. (“Holdings”). Prior to the closing of the initial public offering of shares of Holdings’ common stock on May 14, 2018 (the “IPO”), Holdings was a wholly-owned subsidiary of AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2019, AXA owns less than 10% of the outstanding common stock of Holdings.

In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. (“AXA Financial”) to Holdings, increasing Holdings’ ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the “AXA Financial Merger”). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial’s liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of Equitable Life and various guarantees for its subsidiaries.

Discontinued Operations

In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. (“AB Holding”), AllianceBernstein L.P. (“ABLP”) AllianceBernstein Corporation and their subsidiaries (collectively, “AB”) to a newly created wholly-owned subsidiary of Holdings (the “AB Business Transfer”). The results of AB are reflected in the Company’s consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

As a result of the AB Business Transfer, we have reassessed the Company’s segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities (“VIEs”) that meet the requirements for consolidation.

Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

F-9

All significant intercompany transactions and balances have been eliminated in consolidation. The years “2019”, “2018” and “2017” refer to the years ended December 31, 2019, 2018 and 2017, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2016-02: Leases (Topic 842)
This ASU contains revised guidance to lease accounting that requires lessees to recognize on the balance sheet a “right-of-use” asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. Lessor accounting remains substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model.	On January 1, 2019, the Company adopted the new leases standard using the simplified modified retrospective transition method, as of the adoption date. Prior comparable periods were not adjusted or presented under this method. We applied several practical expedients offered by ASC 842 upon adoption of this standard. These included continuing to account for existing leases based on judgment made under legacy U.S. GAAP as it relates to determining classification of leases, unamortized initial direct costs and whether contracts are leases or contain leases. We also used the practical expedient to use hindsight in determining lease terms (using knowledge and expectations as of the standard’s adoption date instead of the previous assumptions under legacy U.S. GAAP) and evaluated impairment of our right-of-use (“RoU”) assets in the transition period (using most up-to-date information.) Adoption of this standard resulted in the recognition, as of January 1, 2019, of additional RoU operating lease assets of $347 million reported in Other assets and operating lease liabilities of $439 million reported in Other liabilities in accompanying consolidated balance sheets. The operating RoU assets recognized as of January 1, 2019 are net of deferred rent of $58 million and liabilities associated with previously recognized impairments of $34 million. See Note 10 for additional information.
ASU 2017-08: Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20)
This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments.	On January 1, 2019, the Company adopted the new guidance on accounting for certain premiums on callable debt securities. As the Company’s existing accounting practices aligned with the guidance in the ASU, adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.
ASU 2017-12: Derivatives and Hedging (Topic 815), as clarified and amended by ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses; Topic 815, Derivatives and Hedging; and Topic 825, Financial Instruments
The amendments in these ASUs better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.	On January 1, 2019, the Company adopted the new hedging guidance. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

F-10

Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2016-13: Financial Instruments — Credit Losses (Topic 326), as clarified and amended by ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-05: Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief, ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments-Credit Losses

ASU 2016-13 contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. ASU 2019-05 provides entities that have instruments within the scope of Subtopic 326-20 an option to irrevocably elect the fair value option on an instrument-by instrument basis upon adoption of Topic 326.

ASU 2018-19, ASU 2019-04 and ASU 2019-11, clarified the codification guidance and did not materially change the standard.

	Effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. These amendments should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective.	The Company will implement its updated expected credit loss models, processes and controls related to the identified financial assets that fall within the scope of the new standard as of the date of adoption, January 1, 2020. Management currently anticipates that the standard will have the most impact to its commercial and agricultural mortgage loan portfolios. Based on current economic conditions, the structure and size of the Company’s loan portfolio and other assets impacted by the standard as of December 31, 2019, the Company expects application of the current expected credit loss requirements will result in an immaterial reduction to retained earnings as of the date of adoption.

F-11

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2019-09: Financial Services — Insurance (Topic 944): Effective Date

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update, cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. Interest rates used to discount the liability will need to be updated quarterly using an upper medium grade (low credit risk) fixed-income instrument yield.

Measurement of market risk benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk. The ASU requires MRBs to be measured at fair value with changes in value attributable to changes in instrument-specific credit risk recognized in OCI.

Amortization of deferred policy acquisition costs. The ASU simplifies the amortization of deferred policy acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts. Deferred costs will be required to be written off for unexpected contract terminations but will not be subject to impairment testing.

Expanded footnote disclosures. The ASU requires additional disclosures including disaggregated rollforwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, MRBs, Separate Account liabilities and deferred policy acquisition costs. Companies will also be required to disclose information about significant inputs, judgements, assumptions and methods used in measurement.

In November 2019, ASU 2019-09 was issued which modified ASU 2018-12 to be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

For deferred policy acquisition costs,

companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for the liability for future policyholder benefits for traditional and limited payment contracts.

The Company is currently evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements, however the adoption of the ASU is expected to have a significant impact on the Company’s consolidated financial condition, results of operations, cash flows and required disclosures, as well as processes and controls.

F-12

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-13: Fair Value Measurement (Topic 820)
This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU modify disclosure requirements in Topic 820, including the removal, modification and addition to existing disclosure requirements.	Effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt amendments to remove or modify disclosures, with full adoption of additional disclosure requirements delayed until the stated effective date. Amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively. All other amendments should be applied retrospectively.	The Company elected to early adopt during 2019 the removed disclosures relating to transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and valuation processes for Level 3 fair value measurements. The Company will delay adoption of the additional disclosures until their effective date on January 1, 2020.
ASU 2018-17: Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
This ASU provides guidance requiring that indirect interests held through related parties in common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests.	Effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. All entities are required to apply the amendments in this update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented.	The Company will adopt this new standard effective for January 1, 2020. Management does not expect the adoption of this standard to materially impact the Company’s financial position or results of operations.
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	Effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted.	The Company is currently evaluating the impact adopting the guidance will have on the company’s consolidated financial statements, however the adoption is not expected to materially impact the Company’s financial position, results of operations, or cash flows.

Investments

The carrying values of fixed maturities classified as available-for-sale (“AFS”) are reported at fair value. Changes in fair value are reported in other comprehensive income (“OCI”). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts (“REIT”), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this

F-13

review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Real estate held for the production of income is stated at depreciated cost less valuation allowances. Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a one month or one-quarter lag.

Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the consolidated statements of income (loss).

Corporate owned life insurance (“COLI”) has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2019 and 2018, the carrying value of COLI was $942 million and $873 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade-date basis.

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

F-14

Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within Other invested assets or as liabilities within Other liabilities. The Company nets the fair value of all derivative financial instruments with counterparties for which an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) and related Credit Support Annex (“CSA”) have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company’s freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in Net derivative gains (losses) without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Securities Repurchase and Reverse Repurchase Agreements

Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company’s securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company’s securities repurchase arrangements are reported in the consolidated statements of income (loss) as Net investment income and the associated borrowing cost is reported as Interest expense. The Company has not actively engaged in securities reverse repurchase transactions.

Commercial and Agricultural Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts, premiums and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management’s judgment in determining allowance for credit losses include the following:

•

Loan-to-value ratio — Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

•	Debt service coverage ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

•

Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•

Maturity — Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower’s ability to refinance the debt and/or pay off the balloon balance.

F-15

•	Borrower/tenant related issues — Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

•	Payment status (current vs. delinquent) — A history of delinquent payments may be a cause for concern.

•	Property condition — Significant deferred maintenance observed during the lenders annual site inspections.

•	Other — Any other factors such as current economic conditions may call into question the performance of the loan.

Mortgage loans also are individually evaluated quarterly by the Company’s IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as Investment gains (losses), net.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block’s policyholders’ dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

F-16

Recognition of Insurance Income and Related Expenses

Deposits related to universal life (“UL”) and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to Amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

F-17

A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a Reversion to the Mean (“RTM”) approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2019, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% (2.3% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2019, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.6% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company’s dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in “Policyholders’ dividends,” for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

F-18

Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, Policy charges and fee income and Policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholder Bonus Interest Credits

Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders’ account balances in the consolidated statements of income (loss).

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

F-19

For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.5% to 5.5% (weighted average of 4.1%) for annuity liabilities.

Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income (“DI”) reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

Obligations arising from funding agreements are also reported in Policyholders’ account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York (“FHLBNY”), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or contain a guaranteed minimum living benefit (“GMLB,” and together with GMDB, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit (“GMIB”) base. The Company previously issued certain variable annuity products with and guaranteed income benefit (“GIB”) features, guaranteed withdrawal benefit for life (“GWBL”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) features. The Company has also assumed reinsurance for products with GMxB features.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). These reserves are recorded within Future policy benefits and other policyholders’ liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

Products that have a GMIB feature with a no-lapse guarantee rider (“GMIBNLG”), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively “GMxB derivative features”) are considered either freestanding or embedded derivatives and discussed below under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years.

F-20

This pattern of profits followed by losses is exhibited in our variable interest-sensitive life (“VISL”) business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses (“PFBL”) using a dynamic approach that changes over time as the projection of future losses change.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Embedded and Freestanding Insurance Derivatives

Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities’ fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders’ benefits and other policyholders’ liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in Policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2019, 2018 and 2017, investment results of such Separate Accounts were gains (losses) of $22.9 billion, and $(7.2) billion and $16.7 billion, respectively.

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

F-21

The Company reports the General Account’s interests in Separate Accounts as Other trading in the consolidated balance sheets.

Broker-Dealer Revenues, Receivables and Payables

Certain of the Company’s subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company’s consolidated statement of income (loss).

Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

Internal-use Software

Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software’s useful life such that acceleration of amortization over a shorter period than initially determined would be required.

Capitalized internal-use software, net of accumulated amortization, amounted to $126 million and $115 million at December 31, 2019 and 2018, respectively, and is recorded in Other assets in the Consolidated balance sheets. Amortization of capitalized internal-use software in 2019, 2018 and 2017 was $36 million, $35 million and $37 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss).

Long-term Debt

Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss).

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Recognition of Investment Management and Service Fees and Related Expenses

Investment management, advisory and service fees

Reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC (“Equitable FMG”) as well as certain asset-based fees associated with insurance contracts.

F-22

Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust (“Equitable Premier VIP Trust”), EQ Advisors Trust (“EQAT”) and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management (“AUM”), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

Distribution services

Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and Equitable Trust shares to Separate Accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

Most open-end management investment companies, such as U.S. funds and the EQAT and Equitable Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares (“12b-1 Fees”). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

The Company records 12b-1 fees monthly based upon a percentage of the net asset value (“NAV”) of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

Other revenues

Also reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

Other income

Revenues from contracts with customers reported as Other Income in the Company’s consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company’s subsidiary broker-dealer operations and sales commissions from the Company’s general agent for the distribution of non-affiliate insurers’ life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

Discontinued Operations

The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect

F-23

on the Company’s operations and financial results. The results of AB for the year ended December 31, 2019, are reported in the Company’s consolidated statements of income (loss) as Net income (loss) from discontinued operations, net of taxes and noncontrolling interest. Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

Accounting and Consolidation of Variable Interest Entities (“VIEs”)

For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations (“CDOs”)), the Company first determines whether the entity is a VIE, which involves determining an entity’s variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management (“AUM”) to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

At December 31, 2019 and 2018, respectively, the Company held approximately $1.1 billion and $1.1 billion of investment assets in the form of equity interests issued by non-corporate legal entities determined under the guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheets as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are $160.2 billion and $166.1 billion at December 31, 2019 and 2018, respectively. The Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1.1 billion and $1.1 billion and approximately $1.1 billion and $916 million of unfunded commitments at December 31, 2019 and 2018, respectively. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

Redeemable noncontrolling interests are presented in mezzanine equity and non-redeemable noncontrolling interests are presented within permanent equity.

At December 31, 2019 and 2018, the Company consolidated one real estate joint venture for which it was identified as the primary beneficiary under the VIE model. The consolidated entity is jointly owned by Equitable Life and AXA France and holds an investment in a real estate venture. Included in the Company’s consolidated balance sheets at December 31, 2019 and 2018 are total assets of $32 million and $36 million, respectively related to this VIE, primarily resulting from the consolidated presentation of Real estate held for production of income. In addition, Real estate held for production of income reflects $(5) million as related to one non-consolidated joint venture at December 31, 2019 and $16 million income as related to two non-consolidated joint ventures at December 31, 2018.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets (“DSI”). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

F-24

The net impact of assumption changes in the third quarter of 2019 decreased Policy charges and fee income by $11 million, increased Policyholders’ benefits by $886 million, increased Net derivative losses by $548 million, decreased Interest credited to policyholders’ account balances by $14 million and decreased the Amortization of DAC by $77 million. This resulted in a decrease in Income (loss) from operations, before income taxes of $1.4 billion and decreased Net income (loss) by $1.1 billion. There was no material impact from model changes during the third quarter of 2019 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders’ benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million. There was no material impact from model changes during the third quarter of 2018 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in 2017 increased Policyholders’ benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

3)	INVESTMENTS

Fixed Maturities

The following tables provide information relating to fixed maturities classified as available-for-sale (“AFS”).

Available-for-Sale Fixed Maturities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(4)
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate(1)	$42,347	$2,178	$61	$44,464	$—
U.S. Treasury, government and agency	14,385	1,151	305	15,231	—
States and political subdivisions	584	68	3	649	—
Foreign governments	460	35	5	490	—
Residential mortgage-backed(2)	161	12	—	173	—
Asset-backed(3)	843	3	2	844	—
Redeemable preferred stock	498	18	5	511	—

Total at December 31, 2019	$59,278	$3,465	$381	$62,362	$—

December 31, 2018:
Fixed Maturities:
Corporate(1)	$26,690	$385	$699	$26,376	$—
U.S. Treasury, government and agency	13,646	143	454	13,335	—
States and political subdivisions	408	47	1	454	—
Foreign governments	515	17	13	519	—
Residential mortgage-backed(2)	193	9	—	202	—
Asset-backed(3)	600	1	11	590	2
Redeemable preferred stock	440	16	17	439	—

Total at December 31, 2018	$42,492	$618	$1,195	$41,915	$2

(1)	Corporate fixed maturities include both public and private issues.

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(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)	Amounts represent OTTI losses in AOCI, which were not included in Net income (loss).

The contractual maturities of AFS fixed maturities at December 31, 2019 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of Available-for-Sale Fixed Maturities

	Amortized Cost	Fair Value
	(in millions)
December 31, 2019:
Due in one year or less	$3,729	$3,745
Due in years two through five	13,266	13,663
Due in years six through ten	16,527	17,606
Due after ten years	24,254	25,820

Subtotal	57,776	60,834
Residential mortgage-backed securities	161	173
Asset-backed securities	843	844
Redeemable preferred stock	498	511

Total at December 31, 2019	$59,278	$62,362

The following table shows proceeds from sales, gross gains (losses) from sales for AFS fixed maturities for the years ended December 31, 2019, 2018 and 2017:

Proceeds and Gains (Losses) on Sales for Available-for-Sale Fixed Maturities

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Proceeds from sales	$8,702	$7,136	$7,232

Gross gains on sales	$229	$145	$98

Gross losses on sales	$(28)	$(103)	$211

Total OTTI	$—	$(37)	$(13)
Non-credit losses recognized in OCI	—	—	—

Credit losses recognized in net income (loss)	$—	$(37)	$(13)

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The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

Available-for-Sale Fixed Maturities — Credit Loss Impairments

	Years Ended December 31,
	2019	2018
	(in millions)
Balance at January 1,	$(46)	$(10)
Previously recognized impairments on securities that matured, paid, prepaid or sold	31	1
Recognized impairments on securities impaired to fair value this period(1)	—	—
Impairments recognized this period on securities not previously impaired	—	(37)
Additional impairments this period on securities previously impaired	—	—
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—

Balance at December 31,	$(15)	$(46)

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI.

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI:

Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2019	$(577)	$39	$(55)	$125	$(468)
Net investment gains (losses) arising during the period	3,872	—	—	—	3,872
Reclassification adjustment:
Included in Net income (loss)	(211)	—	—	—	(211)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(870)	—	—	(870)
Deferred income taxes	—	—	—	(558)	(558)
Policyholders’ liabilities	—	—	(137)	—	(137)

Net unrealized investment gains (losses) excluding OTTI losses	3,084	(831)	(192)	(433)	1,628
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2019	$3,084	$(831)	$(192)	$(433)	$1,628

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	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2018	$1,526	$(315)	$(232)	$(300)	$679
Net investment gains (losses) arising during the period	(2,098)	—	—	—	(2,098)
Reclassification adjustment:
Included in Net income (loss)	(5)	—	—	—	(5)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	354	—	—	354
Deferred income taxes(2)	—	—	—	425	425
Policyholders’ liabilities	—	—	177	—	177

Net unrealized investment gains (losses) excluding OTTI losses	(577)	39	(55)	125	(468)
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2018	$(577)	$39	$(55)	$125	$(468)

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in Net income (loss) for securities with no prior OTTI loss.
(2)	Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

The following tables disclose the fair values and gross unrealized losses of the 390 securities at December 31, 2019 and the 1,471 securities at December 31, 2018 that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

Continuous Gross Unrealized Losses for Available-for-Sale Fixed Maturities

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate	$2,669	$41	$366	$20	$3,035	$61
U.S. Treasury, government and agency	4,245	305	2	—	4,247	305
States and political subdivisions	123	3	—	—	123	3
Foreign governments	11	—	47	5	58	5
Asset-backed	319	—	201	2	520	2
Redeemable preferred stock	29	—	49	5	78	5

Total	$7,396	$349	$665	$32	$8,061	$381

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	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2018:
Fixed Maturities:
Corporate	$8,369	$306	$6,161	$393	$14,530	$699
U.S. Treasury, government and agency	2,636	68	3,154	386	5,790	454
States and political subdivisions	—	—	19	1	19	1
Foreign governments	109	3	76	10	185	13
Residential mortgage-backed	—	—	13	—	13	—
Asset-backed	558	11	6	—	564	11
Redeemable preferred stock	160	12	31	5	191	17

Total	$11,832	$400	$9,460	$795	$21,292	$1,195

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.6% of total corporate securities. The largest exposures to a single issuer of corporate securities held at December 31, 2019 and 2018 were $279 million and $210 million, respectively, representing 2.4% and 1.7% of the consolidated equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2019 and 2018, respectively, approximately $1.4 billion and $1.2 billion, or 2.3% and 2.9%, of the $59.3 billion and $42.5 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $21 million and $30 million at December 31, 2019 and 2018, respectively.

At December 31, 2019 and 2018, respectively, the $32 million and $795 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2019 or 2018. At December 31, 2019, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

At December 31, 2019 and 2018, respectively, the fair value of the Company’s trading account securities was $6.6 billion and $15.2 billion. At December 31, 2019 and 2018, respectively, trading account securities included the General Account’s investment in Separate Accounts, which had carrying values of $58 million and $48 million.

Mortgage Loans

The payment terms of mortgage loans may from time to time be restructured or modified.

At December 31, 2019 and 2018, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $0 million and $19 million, respectively.

Allowances for credit losses for commercial mortgage loans were $0 million and $7 million for the years ended December 31, 2019 and 2018, respectively. There were no allowances for credit losses for agricultural mortgage loans in 2019 and 2018.

F-29

The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2019 and 2018. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
December 31, 2019:
Commercial Mortgage Loans:
0% - 50%	$887	$38	$214	$24	$—	$—	$1,163
50% - 70%	4,097	1,195	1,118	795	242	—	7,447
70% - 90%	251	98	214	154	46	—	763
90% plus	—	—	—	—	—	—	—

Total Commercial Mortgage Loans	$5,235	$1,331	$1,546	$973	$288	$—	$9,373

Agricultural Mortgage Loans:
0% - 50%	$322	$104	$241	$545	$321	$50	$1,583
50% - 70%	82	87	236	426	251	33	1,115
70% - 90%	—	—	—	19	—	—	19
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$404	$191	$477	$990	$572	$83	$2,717

Total Mortgage Loans:
0% - 50%	$1,209	$142	$455	$569	$321	$50	$2,746
50% - 70%	4,179	1,282	1,354	1,221	493	33	8,562
70% - 90%	251	98	214	173	46	—	782
90% plus	—	—	—	—	—	—	—

Total Mortgage Loans	$5,639	$1,522	$2,023	$1,963	$860	$83	$12,090

December 31, 2018:
Commercial Mortgage Loans:
0% - 50%	$780	$21	$247	$24	$—	$—	$1,072
50% - 70%	4,908	656	1,146	325	151	—	7,186
70% - 90%	260	—	117	370	98	—	845
90% plus	—	—	—	27	—	—	27

Total Commercial Mortgage Loans	$5,948	$677	$1,510	$746	$249	$—	$9,130

Agricultural Mortgage Loans:
0% - 50%	$282	$147	$267	$543	$321	$51	$1,611
50% - 70%	112	46	246	379	224	31	1,038
70% - 90%	—	—	—	19	27	—	46
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$394	$193	$513	$941	$572	$82	$2,695

F-30

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)

Total Mortgage Loans:
0% - 50%	$1,062	$168	$514	$567	$321	$51	$2,683
50% - 70%	5,020	702	1,392	704	375	31	8,224
70% - 90%	260	—	117	389	125	—	891
90% plus	—	—	—	27	—	—	27

Total Mortgage Loans	$6,342	$870	$2,023	$1,687	$821	$82	$11,825

(1)	The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
(2)	The loan-to-value ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2019 and 2018, respectively:

Age Analysis of Past Due Mortgage Loans

	30-59 Days	60-89 Days	90 Days or More	Total	Current	Total Financing Receivables	Recorded Investment 90 Days or More and Accruing
	(in millions)
December 31, 2019:
Commercial	$—	$—	$—	$—	$9,373	$9,373	$—
Agricultural	57	1	66	124	2,593	2,717	66

Total Mortgage Loans	$57	$1	$66	$124	$11,966	$12,090	$66

December 31, 2018:
Commercial	$—	$—	$27	$27	$9,103	$9,130	$—
Agricultural	18	8	42	68	2,627	2,695	40

Total Mortgage Loans	$18	$8	$69	$95	$11,730	$11,825	$40

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	Years Ended December 31
	2019	2018	2017
	(in millions)

Fixed maturities	$1,902	$1,540	$1,365
Mortgage loans on real estate	540	494	453
Real estate held for the production of income	(2)	(6)	2
Other equity investments	74	123	169
Policy loans	198	201	205
Trading securities	712	128	258
Other investment income	18	69	54

Gross investment income (loss)	3,442	2,549	2,506
Investment expenses	(144)	(71)	(65)

Net investment income (loss)	$3,298	$2,478	$2,441

F-31

Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the Consolidated Statements of Income (Loss). The table below shows a breakdown of Net investment income (loss) from trading account securities during the years ended December 31, 2019, 2018 and 2017:

Net Investment Income (Loss) from Trading Securities

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Net investment gains (losses) recognized during the period on securities held at the end of the period	$422	$(174)	$63
Net investment gains (losses) recognized on securities sold during the period	7	(24)	(19)
Unrealized and realized gains (losses) on trading securities	429	(198)	44
Interest and dividend income from trading securities	283	326	214

Net investment income (loss) from trading securities	$712	$128	$258

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Fixed maturities	$203	$6	$(130)
Mortgage loans on real estate	(1)	—	2
Real estate held for the production of income	3	—	—
Other equity investments	—	—	3
Other	1	(2)	—

Investment gains (losses), net	$206	$4	$(125)

For the years ended December 31, 2019, 2018 and 2017, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders’ account balances totaled $2 million, $3 million and $3 million.

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities (“TIPS”), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The Company bought interest rate swaptions during the second quarter of 2019 to reduce the impact of unfavorable changes in interest rates. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

F-32

Derivatives Utilized to Hedge Exposure to Variable Annuities with Guarantee Features

The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features’ benefits being higher than what accumulated policyholders’ account balances would support.

For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. The reinsurance of the GMIB features is accounted for as a derivative.

The Company has in place an economic hedge program using interest rate swaps and treasury futures to partially protect the overall profitability of future variable annuity sales against declining interest rates.

Derivatives Utilized to Hedge Crediting Rate Exposure on SCS, SIO, MSO and IUL Products/Investment Options

The Company hedges crediting rates in the Structured Capital Strategies (“SCS”) variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series (“SIO”), Market Stabilizer Option (“MSO”) in the variable life insurance products and Indexed Universal Life (“IUL”) insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

Derivatives Used to Hedge Equity Market Risks Associated with the General Account’s Seed Money Investments in Retail Mutual Funds

The Company’s General Account seed money investments in retail mutual funds expose us to market risk, including equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

Derivatives Used to Hedge Universal Life Products with Secondary Guarantee (“ULSG”) Policy

The Company implemented a hedge program using fixed income total return swaps to mitigate the interest rate exposure in ULSG statutory liability.

Derivatives Used for General Account Investment Portfolio

The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps (“CDSs”). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or

F-33

less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty’s option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction.

To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative’s notional amount. The Standard North American CDS Contract (“SNAC”) or Standard European Corporate Contract (“STEC”) under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

The Company purchased 30-year TIPS and other sovereign bonds, both inflation-linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

In June 2019, the Company terminated a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. The Company terminated $3.9 billion, in notional, of total return swaps reported in other invested assets in the Company’s balance sheet. The terminated total return swaps had a gain of $121 million.

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

Derivative Instruments by Category

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$3,510	$—	$—	$(1,294)
Swaps	17,064	9	279	(2,405)
Options	47,766	5,080	1,749	2,211
Interest rate contracts:
Swaps	23,700	467	523	2,037
Futures	20,424	—	—	139
Swaptions	3,201	16	—	(35)
Credit contracts:
Credit default swaps	1,232	18	—	16

F-34

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Other freestanding contracts:
Foreign currency contracts	$501	$3	$—	$(9)
Margin	—	140	—	—
Collateral	—	72	3,001	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	2,466	—	500
GMxB derivative features liability(3)	—	—	8,246	(2,428)
SCS, SIO, MSO and IUL indexed features(4)	—	—	3,150	(2,552)

Total	$117,398	$8,271	$16,948	$(3,820)

(1)	Reported in Other invested assets in the consolidated balance sheets.
(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Derivative Instruments by Category

	At December 31, 2018
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2018
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$10,411	$—	$—	$550
Swaps	7,697	140	168	675
Options	21,698	2,119	1,163	(899)
Interest rate contracts:
Swaps	27,003	632	194	(456)
Futures	11,448	—	—	118
Credit contracts:
Credit default swaps	1,282	17	—	(3)
Other freestanding contracts:
Foreign currency contracts	2,097	27	14	6
Margin	—	7	5	—
Collateral	—	3	1,564	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	1,991	—	(1,068)
GMxB derivative features liability(3)	—	—	5,431	(786)
SCS, SIO, MSO and IUL indexed features(4)	—	—	687	853

Total	$81,636	$4,936	$9,226	$(1,010)

(1)	Reported in Other invested assets in the consolidated balance sheets.

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(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based and treasury futures contracts at December 31, 2019 are exchange-traded and net settled daily in cash. At December 31, 2019, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $58 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $165 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East (“EAFE”) indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $60 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its over-the-counter (“OTC”) derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2019 and 2018, respectively, the Company held $3.0 billion and $1.6 billion in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $72 million and $3 million at December 31, 2019 and 2018, respectively, in the normal operation of its collateral arrangements.

Securities Repurchase and Reverse Repurchase Transactions

Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company’s securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2019 and 2018, the balance outstanding under securities repurchase transactions was $0 million and $573 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see “Obligations under Funding Agreements” in Note 17 , Commitments and Contingent Liabilities.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2019:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2019

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Total derivatives	$5,804	$5,429	$375	$(77)	$298
Other financial instruments	1,754	—	1,754	—	1,754

Other invested assets	$7,558	$5,429	$2,129	$(77)	$2,052

Liabilities:
Total derivatives	$5,474	$5,429	$45	$—	$45
Other financial liabilities	1,723	—	1,723	—	1,723

Other liabilities	$7,197	$5,429	$1,768	$—	$1,768

(1)	Includes primarily financial instrument sent (held).

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The Company had no Securities sold under agreement to repurchase at December 31, 2019.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2018.

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2018

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(4)	Net Amount
	(in millions)
Assets:
Total derivatives	$2,946	$2,912	$34	$—	$34
Other financial instruments	1,520	—	1,520	—	1,520

Other invested assets	$4,466	$2,912	$1,554	$—	$1,554

Liabilities:
Total derivatives	$3,109	$2,912	$197	$—	$197
Other financial liabilities	1,263	—	1,263	—	1,263

Other liabilities	$4,372	$2,912	$1,460	$—	$1,460

Securities sold under agreement to repurchase(1)(2)(3)	$571	$—	$571	$(588)	$(17)

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.
(2)	U.S. Treasury and agency securities are in Fixed maturities available-for-sale on the consolidated balance sheets.
(3)	Cash is included in Cash and cash equivalents on consolidated balance sheets.
(4)	Includes primarily financial instrument sent (held).

The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

Repurchase Agreement Accounted for as Secured Borrowings

At December 31, 2018

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$571	$—	$—	$571

Total	$—	$571	$—	$—	$571

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.

5)	CLOSED BLOCK

As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

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Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the “NYDFS”). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2019	2018
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$6,478	$6,709
Policyholder dividend obligation	2	—
Other liabilities	38	47

Total Closed Block liabilities	6,518	6,756

Assets Designated to the Closed Block:
Fixed maturities available-for-sale, at fair value (amortized cost of $3,558 and $3,680)	3,754	3,672
Mortgage loans on real estate, net of valuation allowance of $— and $—	1,759	1,824
Policy loans	706	736
Cash and other invested assets	82	76
Other assets	145	179

Total assets designated to the Closed Block	6,446	6,487

Excess of Closed Block liabilities over assets designated to the Closed Block	72	269
Amounts included in Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $(2) and $0; and net of income tax: $41 and $0	164	8

Maximum future earnings to be recognized from closed block assets and liabilities	$236	$277

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The Company’s Closed Block revenues and expenses were as follows:

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenues:
Premiums and other income	$182	$194	$224
Net investment income (loss)	278	291	314
Investment gains (losses), net	(1)	(3)	(20)

Total revenues	459	482	518

Benefits and Other Deductions:
Policyholders’ benefits and dividends	439	471	537
Other operating costs and expenses	2	3	2

Total benefits and other deductions	441	474	539

Net income (loss), before income taxes	18	8	(21)
Income tax (expense) benefit	(2)	(3)	(36)

Net income (loss)	$16	$5	$(57)

A reconciliation of the Company’s policyholder dividend obligation follows:

	December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$—	$19	$52
Unrealized investment gains (losses)	2	(19)	(33)

Balance, end of year	$2	$—	$19

6)	DAC AND POLICYHOLDER BONUS INTEREST CREDITS

Changes in the deferred policy acquisition cost asset for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$5,011	$4,492	$5,025
Capitalization of commissions, sales and issue expenses	648	597	578
Amortization:
Impact of assumptions updates and model changes	77	165	(247)
All other	(529)	(596)	(653)

Total amortization	(452)	(431)	(900)

Change in unrealized investment gains and losses	(870)	353	(211)

Balance, end of year	$4,337	$5,011	$4,492

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The deferred asset for policyholder bonus interest credits is reported in Other assets in the Consolidated balance sheets and changes in the deferred asset for policyholder bonus interest credits are reported in Interest credited to policyholders’ account balances. For the years ended December 31, 2019, 2018 and 2017 changes were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$426	$473	$504
Policyholder bonus interest credits deferred	—	4	6
Amortization charged to income	5	(51)	(37)

Balance, end of year	$431	$426	$473

7)	FAIR VALUE DISCLOSURES

The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

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Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2019 and December 31, 2018, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

Fair Value Measurements at December 31, 2019

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$43,218	$1,246	$44,464
U.S. Treasury, government and agency	—	15,231	—	15,231
States and political subdivisions	—	610	39	649
Foreign governments	—	490	—	490
Residential mortgage-backed(2)	—	173	—	173
Asset-backed(3)	—	744	100	844
Redeemable preferred stock	237	274	—	511

Total fixed maturities, available-for-sale	237	60,740	1,385	62,362
Other equity investments	13	—	—	13
Trading securities	321	6,277	—	6,598
Other invested assets:
Short-term investments	—	468	—	468
Assets of consolidated VIEs/VOEs	—	—	16	16
Swaps	—	(326)	—	(326)
Credit default swaps	—	18	—	18
Options	—	3,331	—	3,331

Total other invested assets	—	3,491	16	3,507
Cash equivalents	1,155	—	—	1,155
GMIB reinsurance contracts asset	—	—	2,466	2,466
Separate Accounts assets(4)	121,184	2,878	—	124,061

Total Assets	$122,910	$73,386	$3,867	$200,162

Liabilities:
GMxB derivative features’ liability	$—	$—	$8,246	$8,246
SCS, SIO, MSO and IUL indexed features’ liability	—	3,150	—	3,150

Total Liabilities	$—	$3,150	$8,246	$11,396

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2019 the fair value of such investments was $356 million.

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Fair Value Measurements at December 31, 2018

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$25,202	$1,174	$26,376
U.S. Treasury, government and agency	—	13,335	—	13,335
States and political subdivisions	—	416	38	454
Foreign governments	—	519	—	519
Residential mortgage-backed(2)	—	202	—	202
Asset-backed(3)	—	71	519	590
Redeemable preferred stock	163	276	—	439

Total fixed maturities, available-for-sale	163	40,021	1,731	41,915
Other equity investments	12	—	—	12
Trading securities	218	14,919	29	15,166
Other invested assets:
Short-term investments	—	412	—	412
Assets of consolidated VIEs/VOEs	—	—	19	19
Swaps	—	423	—	423
Credit default swaps	—	17	—	17
Options	—	956	—	956

Total other invested assets	—	1,808	19	1,827
Cash equivalents	2,160	—	—	2,160
GMIB reinsurance contracts asset	—	—	1,991	1,991
Separate Accounts assets(4)	105,159	2,733	21	107,913

Total Assets	$107,712	$59,481	$3,791	$170,984

Liabilities:
GMxB derivative features’ liability	$—	$—	$5,431	$5,431
SCS, SIO, MSO and IUL indexed features’ liability	—	687	—	687

Total Liabilities	$—	$687	$5,431	$6,118

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2018 the fair value of such investments was $353 million.

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the

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credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap (“OIS”) curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as the SCS and EQUI-VEST variable annuity products, IUL and the MSO fund available in some life contracts, offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract

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account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features’ liability over a range of market-consistent economic scenarios.

The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Accounts funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $175 million and $184 million at December 31, 2019 and 2018, respectively, to recognize incremental counterparty non-performance risk.

Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

In 2019, AFS fixed maturities with fair values of $540 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $14 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.8% of total equity at December 31, 2019.

In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

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The tables below present reconciliations for all Level 3 assets and liabilities at December 31, 2019, 2018 and 2017, respectively.

Level 3 Instruments — Fair Value Measurements

	Corporate	State and Political Subdivisions	Commercial Mortgage- backed	Asset- backed	Redeemable Preferred Stock
	(in millions)
Balance, January 1, 2019	$1,174	$38	$—	$519	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	4	—	—	—	—
Investment gains (losses), net	—	—	—	—	—

Subtotal	4	—	—	—	—

Other comprehensive income (loss)	5	3	—	1	—
Purchases	273	—	—	100	—
Sales	(120)	(2)	—	(84)	—
Transfers into Level 3(1)	14	—	—	—	—
Transfers out of Level 3(1)	(104)	—	—	(436)	—

Balance, December 31, 2019	$1,246	$39	$—	$100	$—

Balance, January 1, 2018	$1,139	$40	$—	$8	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	7	—	—	(2)	—
Investment gains (losses), net	(8)	—	—	—	—

Subtotal	(1)	—	—	(2)	—

Other comprehensive income (loss)	(20)	(1)	—	(7)	—
Purchases	322	—	—	550	—
Sales	(321)	(1)	—	(30)	—
Transfers into Level 3(1)	83	—	—	—	—
Transfers out of Level 3(1)	(28)	—	—	—	—

Balance, December 31, 2018	$1,174	$38	$—	$519	$—

Balance, January 1, 2017	$845	$42	$349	$24	$1
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net Investment income (loss)	5	—	(2)	—	—
Investment gains (losses), net	2	—	(63)	15	—

Subtotal	7	—	(65)	15	—

Other comprehensive income (loss)	4	(1)	45	(9)	(1)
Purchases	612	—	—	—	—
Sales	(331)	(1)	(329)	(21)	—
Transfers into Level 3(1)	7	—	—	—	—
Transfers out of Level 3(1)	(5)	—	—	(1)	—

Balance, December 31, 2017	$1,139	$40	$—	$8	$—

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

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	Other Equity Investments	GMIB Reinsurance Contract Asset	Separate Account Assets	GMxB Derivative Features Liability
	(in millions)
Balance, January 1, 2019	$48	$1,991	$21	$(5,431)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	458	—	(3,220)
Non-performance risk(1)	—	42	—	792

Subtotal	—	500	—	(2,428)

Purchases(2)	—	47	—	(416)
Sales(3)	—	(72)	(1)	29
Settlements	—	—	(2)	—
Activity related to consolidated VIEs/VOEs	(3)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	(29)	—	(18)	—

Balance, December 31, 2019	$16	$2,466	$—	$(8,246)

Balance, January 1, 2018	$25	$10,488	$22	$(4,256)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	(972)	—	(296)
Non-performance risk(1)	—	(96)	—	(490)

Subtotal	—	(1,068)	—	(786)

Purchases(2)	29	96	5	(403)
Sales(3)	—	(62)	(1)	14
Settlements	—	(7,463)	(5)	—
Activity related to consolidated VIEs/VOEs	(6)	—	—	—
Transfers into Level 3(4)	5	—	—	—
Transfers out of Level 3(4)	(5)	—	—	—

Balance, December 31, 2018	$48	$1,991	$21	$(5,431)

Balance, January 1, 2017	$40	$10,313	$17	$(5,473)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	(1)	—
Net derivative gains (losses), excluding non-performance risk	—	(6)	—	1,443
Non-performance risk(1)	—	75	—	149

Subtotal	—	69	(1)	1,592

Purchases(2)	—	221	12	(381)
Sales(3)	—	(115)	(2)	6
Settlements	—	—	(4)	—
Activity related to consolidated VIEs/VOEs	(15)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	—	—	—	—

Balance, December 31, 2017	$25	$10,488	$22	$(4,256)

(1)	The Company’s non-performance risk is recorded through Net derivative gains (losses).
(2)	For the GMIB reinsurance contract asset and GMxB derivative features liability, represents attributed fee.

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(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
(4)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2019, 2018 and 2017 by category for Level 3 assets and liabilities still held at December 31, 2019, 2018 and 2017, respectively.

Change in Unrealized Gains (Losses) for Level 3 Instruments

	Net Earnings (Loss)
	Net Derivative Gains (Losses)	OCI
	(in millions)
Held at December 31, 2019:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$3
State and political subdivisions	—	3
Commercial mortgage-backed	—	—
Asset-backed	—	—

Subtotal	—	6

GMIB reinsurance contracts	500	—
GMxB derivative features liability	(2,428)	—

Total	$(1,928)	$6

Held at December 31, 2018:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$(18)
State and political subdivisions	—	(1)
Asset-backed	—	(7)

Subtotal	—	(26)

GMIB reinsurance contracts	(1,068)	—
GMxB derivative features liability	(786)	—

Total	$(1,854)	$(26)

Held at December 31, 2017:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$4
Commercial mortgage-backed	—	45
Asset-backed	—	(9)

Subtotal	—	40

GMIB reinsurance contracts	69	—
GMxB derivative features liability	1,592	—

Total	$1,661	$40

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The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities at December 31, 2019 and 2018, respectively.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2019

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$51	Matrix pricing model	Spread over Benchmark	65 - 580 bps	186 bps

	1,025	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.3x - 56.7x 3.9% - 16.5% 0.8x - 48.1x	14.3x 10.0% 10.7x

GMIB reinsurance contract asset	2,466	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	55 - 109 bps 0.8% - 10% 0.0% - 8.0% 0.0% - 49.0% 9.0% - 30.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.20%

Liabilities:
GMIBNLG	8,128	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	124 bps 0.8% - 19.9% 0.3% - 11.0% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.39%

GWBL/GMWB	109	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 0.8% - 10.0% 0.0% - 7.0% 100% after starting 9.0% - 30.0%

GIB	5	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 1.2% - 19.9% 0.0% - 8.0% 0.0% - 100.0% 9.0% - 30.0%

GMAB	4	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 10.0% 9.0% - 30.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

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Quantitative Information about Level 3 Fair Value Measurements at December 31, 2018

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$93	Matrix pricing model	Spread over benchmark	15 - 580 bps	104 bps

	881	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	4.1x - 37.8x 6.4% - 16.5% 1.8x - 18.0x	12.1x 10.7% 11.4x

GMIB reinsurance contract asset	1,991	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	74 - 159 bps 1.0% - 6.27% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%

Liabilities:
GMIBNLG	5,341	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	189 bps 0.8% - 26.2% 0.0% - 12.1% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%

GWBL/GMWB	130	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 7.0% 100% after starting 10.0% - 34.0%

GIB	(48)	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0%

GMAB	7	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 5.7% 10.0% - 34.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Excluded from the tables above at December 31, 2019 and 2018, respectively, are approximately $325 million and $826 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed

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debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2019 and 2018, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2019 and 2018, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would have resulted in significantly lower (higher) fair value measurements.

Separate Accounts assets classified as Level 3 at December 31, 2018 of $21 million consist of asset back securities and CMO’s. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company’s General Account investments in these securities.

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

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The carrying values and fair values at December 31, 2019 and 2018 for financial instruments not otherwise disclosed in Note 3 and Note 4 are presented in the table below.

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2019:
Mortgage loans on real estate	$12,090	$—	$—	$12,317	$12,317
Policy loans	$3,270	$—	$—	$4,199	$4,199
Loans to affiliates	$1,200	$—	$1,224	$—	$1,224
Policyholders’ liabilities: Investment contracts	$1,922	$—	$—	$2,029	$2,029
FHLBNY funding agreements	$6,909	$—	$6,957	$—	$6,957
Loans from affiliates	$—	$—	$—	$—	$—
Separate Accounts liabilities	$9,041	$—	$—	$9,041	$9,041

December 31, 2018:
Mortgage loans on real estate	$11,818	$—	$—	$11,478	$11,478
Policy loans	$3,267	$—	$—	$3,944	$3,944
Loans to affiliates	$600	$—	$603	$—	$603
Policyholders’ liabilities: Investment contracts	$1,974	$—	$—	$2,015	$2,015
FHLBNY funding agreements	$4,002	$—	$3,956	$—	$3,956
Loans from affiliates	$572	$—	$572	$—	$572
Separate Accounts liabilities	$7,406	$—	$—	$7,406	$7,406

As the Company’s COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

The fair values of the Company’s funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLBNY.

The fair values for the Company’s association plans contracts, supplementary contracts not involving life contingencies (“SCNILC”), deferred annuities and certain annuities, which are included in Policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8)	INSURANCE LIABILITIES

Variable Annuity Contracts — GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

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•

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without No-Lapse Guarantee Rider (“NLG”) Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without no-NLG guarantee rider feature is summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and

No NLG Feature

Years Ended December 31, 2019, 2018 and 2017

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)

Balance at January 1, 2017	$3,159	$(1,558)	$3,808	$(10,314)
Paid guarantee benefits	(354)	171	(151)	115
Other changes in reserve	1,249	(643)	1,097	(289)

Balance at December 31, 2017	4,054	(2,030)	4,754	(10,488)
Paid guarantee benefits	(394)	70	(153)	61
Other changes in reserve	994	1,853	(860)	8,436

Balance at December 31, 2018	4,654	(107)	3,741	(1,991)
Paid guarantee benefits	(438)	14	(257)	72
Other changes in reserve	563	(5)	1,204	(547)

Balance at December 31, 2019	$4,779	$(98)	$4,688	$(2,466)

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

Account Values and Net Amount at Risk

Account Values and Net Amount at Risk (“NAR”) for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2019 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

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Direct Variable Annuity Contracts with GMDB and GMIB Features at December 31, 2019

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions; except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$14,571	$93	$57	$175	$14,896
Separate Accounts	48,920	9,258	3,190	33,120	94,488

Total Account Values	$63,491	$9,351	$3,247	$33,295	$109,384

Net Amount at Risk, gross	$108	$36	$1,833	$17,729	$19,706

Net Amount at Risk, net of amounts reinsured	$108	$34	$1,280	$17,729	$19,151

Average attained age of policyholders (in years)	51.1	67.6	74.3	69.4	55.0
Percentage of policyholders over age 70	10.5%	45.6%	68.1%	50.8%	19.3%
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%
Variable annuity contracts with GMIB features
Account Values invested in:
General Account	$—	$—	$19	$226	$245
Separate Accounts	—	—	23,572	35,776	59,348

Total Account Values	$—	$—	$23,591	$36,002	$59,593

Net Amount at Risk, gross	$—	$—	$857	$9,344	$10,201

Net Amount at Risk, net of amounts reinsured	$—	$—	$270	$8,482	$8,752

Average attained age of policyholders (in years)	N/A	N/A	68.8	69.5	69.4
Weighted average years remaining until annuitization	N/A	N/A	1.6	0.3	0.5
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance” in Note 10.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2019		2018
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$42,489	$17,941	$35,541	$15,759
Fixed income	5,263	2,699	5,173	2,812
Balanced	45,871	38,445	41,588	33,974
Other	865	263	852	290

Total	$94,488	$59,348	$83,154	$52,835

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Hedging Programs for GMDB, GMIB, GIB and Other Features

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the fair value of the NLG feature, reflected in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets, is summarized in the table below:

	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance at January 1, 2017	$1,182	$(606)	$576
Paid guarantee benefits	(24)	—	(24)
Other changes in reserves	(466)	(58)	(524)

Balance at December 31, 2017	692	(664)	28
Paid guarantee benefits	(23)	—	(23)
Other changes in reserves	118	(69)	49

Balance at December 31, 2018	787	(733)	54
Paid guarantee benefits	(20)	—	(20)
Other changes in reserves	126	(74)	52

Balance at December 31, 2019	$893	$(807)	$86

9)	LEASES

The Company does not record leases with an initial term of 12 months or less in its consolidated balance sheets, but instead recognizes lease expense for these leases on a straight-line basis over the lease term. For leases with a term greater than one year, the Company records in its consolidated balance sheets at the time of lease commencement or modification a right of use (“RoU”) operating lease asset and a lease liability, initially measured at the present value of the lease payments. Lease costs are recognized in the consolidated statements of income (loss) over the lease term on a straight-line basis. RoU operating lease assets represent the Company’s right to use an underlying asset for the lease term and RoU operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

The Company’s operating leases primarily consist of real estate leases for office space. The Company also has operating leases for various types of office furniture and equipment. For certain equipment leases, the Company applies a portfolio approach to effectively account for the RoU operating lease assets and liabilities. For certain lease agreements entered into after the adoption of ASC 842 or for lease agreements for which the lease term or classification was reassessed after the occurrence of a change in the lease terms or a modification of the lease that did not result in a separate contract, the Company elected to combine the lease and related non-lease components for its operating leases; however, the non-lease components associated with the Company’s operating leases are primarily variable in nature and as such are not included in the determination of the RoU operating lease asset and lease liability, but are recognized in the period in which the obligation for those payments is incurred.

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The Company’s operating leases may include options to extend or terminate the lease, which are not included in the determination of the RoU operating asset or lease liability unless they are reasonably certain to be exercised. The Company’s operating leases have remaining lease terms of 1 year to 12 years, some of which include options to extend the leases. The Company typically does not include its renewal options in its lease terms for calculating its RoU operating lease asset and lease liability as the renewal options allow the Company to maintain operational flexibility and the Company is not reasonably certain it will exercise these renewal options until close to the initial end date of the lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As the Company’s operating leases do not provide an implicit rate, the Company’s incremental borrowing rate, based on the information available at the lease commencement date, is used in determining the present value of lease payments.

The Company primarily subleases floor space within its New Jersey and New York lease properties to various third parties. The lease term for these subleases typically corresponds to the original lease term.

Balance Sheet Classification of Operating Lease Assets and Liabilities

	Balance Sheet Line Item	December 31, 2019
		(in millions)
Assets
Operating lease assets	Other Assets	$324
Liabilities
Operating lease liabilities	Other Liabilities	$415

The table below summarizes the components of lease costs for the year ended December 31, 2019.

Lease Costs

Year Ended December 31, 2019
(in millions)
Operating lease cost	$77
Variable operating lease cost	10
Sublease income	(16)
Short-term lease expense	2

Net lease cost	$72

Maturities of lease liabilities as of December 31, 2019 are as follows:

Maturities of Lease Liabilities

December 31, 2019
(in millions)
Operating Leases:
2020	$95
2021	93
2022	90
2023	81
2024	23
Thereafter	71

Total lease payments	453
Less: Interest	(38)

Present value of lease liabilities	$415

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During December 2018, Equitable Life entered into one additional operating real estate lease with an estimated total base rent of $11 million. This operating lease commenced in August 2019 with a lease term of 10 years.

The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.

Weighted Averages — Remaining Operating Lease Term and Discount Rate

December 31, 2019
Weighted-average remaining operating lease term	6 years
Weighted-average discount rate for operating leases	3.10%

Supplemental cash flow information related to leases was as follows:

Lease Liabilities Information

Year Ended December 31, 2019
(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$87
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$50

The following table presents the Company’s future minimum lease obligation under ASC 840 as of December 31, 2018:

December 31, 2018
Calendar Year	(in millions)
2019	$81
2020	$74
2021	$69
2022	$67
2023	$63
Thereafter	$66

10)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct premiums	$868	$836	$880
Reinsurance assumed	194	186	195
Reinsurance ceded	(126)	(160)	(171)

Premiums	$936	$862	$904

Direct charges and fee income	$3,821	$3,990	$4,012
Reinsurance ceded	(371)	(467)	(718)

Policy charges and fee income	$3,450	$3,523	$3,294

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	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct policyholders’ benefits	$4,339	$3,378	$4,159
Reinsurance assumed	216	219	8
Reinsurance ceded	(436)	(592)	(694)

Policyholders’ benefits	$4,119	$3,005	$3,473

Ceded Reinsurance

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

Effective February 1, 2018, Equitable Life entered into a coinsurance reinsurance agreement (the “Coinsurance Agreement”) to cede 90% of its single premium deferred annuities (“SPDA”) products issued between 1978-2001 and its Guaranteed Growth Annuity (“GGA”) single premium deferred annuity products issued between 2001-2014. As a result of this agreement, Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, Equitable Life applied deposit accounting. Accordingly, Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

At December 31, 2019 and 2018, the Company had reinsured with non-affiliates in the aggregate approximately 2.8% and 2.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 14.2% and 15.5% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

Based on management’s estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $2.5 billion and $2.0 billion at December 31, 2019 and 2018, respectively. The estimated fair values increased $475 million and $174 million during 2019 and 2017, respectively, and decreased $8.5 billion during 2018.

At December 31, 2019 and 2018, third-party reinsurance recoverables related to insurance contracts amounted to $2.2 billion. Additionally, $1.6 billion and $1.7 billion of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA- rating by S&P), and Paul Revere Life Insurance Company (A rating by S&P).

Third-party reinsurance payables related to insurance contracts were $90 million and $91 million, at December 31, 2019 and 2018, respectively.

The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $56 million and $62 million at December 31, 2019 and 2018, respectively.

The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

Assumed Reinsurance

In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $735 million and $712 million at December 31, 2019 and 2018, respectively.

For reinsurance agreements with affiliates, see “Related Party Transactions” in Note 12.

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11)	LOANS TO AND FROM AFFILIATES

Loans to affiliates

Loans Issued to Holdings

In April 2018, Equitable Life made a $800 million loan to Holdings. The loan has an interest rate of 3.69% and matures in April 2021. In December 2018, Holdings repaid $200 million of this loan. In December 2019, Holdings repaid $300 million. At December 2019, the amount outstanding was $300 million.

In November 2019, Equitable Life made a $900 million loan to Holdings. The loan has an interest rate of one-month LIBOR plus 1.33%. The loan matures on November 24, 2024.

Loans from affiliates

Senior Surplus Notes Issued to Holdings

On December 28, 2018, Equitable Life issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by Equitable Life at any time. Equitable Life repaid this note and $4 million of related interest expense on March 5, 2019.

	As of December 31,
	2019	2018
	(in millions)
Loans to affiliates
EQH-AEL internal debt (3.69%, due 2021)	$300	$600
EQH-AEL internal debt (one-month LIBOR + 1.33%, due 2024)	900	—

Total loans to affiliates	$1,200	$600

Loans from affiliates
Senior Notes (3.75%, due 2019)	$—	$572

Total loans from affiliates	$—	$572

12)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, Holdings has implemented a related party transaction policy that requires related party transactions to be reviewed and approved by its Audit Committee.

Following the decrease in AXA’s ownership interest in the Company from approximately 39% to approximately 10% on November 13, 2019 (the “November Offering”), AXA and its affiliates (collectively, “AXA Affiliates”) are no longer considered related parties of the Company. Transactions with AXA Affiliates continue to be reported as related party transactions for periods prior to the November Offering. The Company also had entered into related party transactions with other related parties that are described herein.

Cost Sharing and General Service Agreements

In the second quarter of 2018, Equitable Life entered into a general services agreement with Holdings whereby Equitable Life will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. Equitable Life continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $73 million and $138 million for the years ended December 31, 2019 and 2018, respectively, and are allocated based on cost center tracking of expenses. The cost centers are approved annually and are updated based on business area needs throughout the year.

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Investment Management and Service Fees and Expenses

Equitable FMG, a subsidiary of Equitable Life, provides investment management and administrative services to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

AXA Investment Managers Inc. (“AXA IM”) and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provide sub-advisory services with respect to certain portfolios of EQAT, Equitable Premier VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers (“AXA REIM”) manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

Effective December 31, 2018, Equitable Life transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the “AB Business Transfer”). Accordingly, AB’s related party transactions with AXA Affiliates and mutual funds sponsored by AB are reflected as a discontinued operation in the Company’s consolidated financial statements for the year ended December 31, 2018. Investment management and other services provided by AB prior to the AB Business Transfer will continue based upon the Company’s business needs. The Company recorded investment management fee expense from AllianceBernstein of $102 million and $65 million, for the years ended December 31, 2019 and 2018, respectively. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

As December 31, 2019 and 2018, respectively, the Company held approximately $30 million and $36 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $974 million and $784 million at December 31, 2019 and 2018, respectively. The Company also has approximately $20 million and $30 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Distribution Revenue and Expenses with Affiliates

Equitable Distributors receives commissions and fee revenue from Equitable America for sales of its insurance products. The commissions and fees earned from Equitable America are based on the various selling agreements.

Equitable Life pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries (“AXA Distribution”) for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

Insurance-Related Transactions with Affiliates

GMxB Unwind

Prior to April 2018, Equitable Life ceded the following to AXA RE Arizona, an indirect, wholly-owned subsidiary of Holdings: (i) a 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the “GMxB Business”); (ii) a 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims; and (iii) a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007.

On April 12, 2018, Equitable Life completed the unwind of the reinsurance previously provided to Equitable Life by AXA RE Arizona for certain variable annuities with GMxB features (the “GMxB Unwind”). Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company (“EQ AZ Life Re”), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly-owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into Equitable Life. Following AXA RE Arizona’s merger with and into Equitable Life, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future Equitable Life may reinsure the GMxB Business with third parties.

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AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company’s historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company’s consolidated financial statements. The Company’s primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

The assets received and the assets removed were as follows:

	As of April 12, 2018
	(in millions)
	Assets Received	Assets Removed
Assets at fair value:
Fixed income securities	$7,083
Short-term investments	205
Money market funds	2
Accrued interest	43
Derivatives	282
Cash and cash equivalents	1,273

Total	$8,888

Deferred cost of reinsurance asset		$1,839
GMDB ceded reserves		2,317
GMIB reinsurance contract asset		7,463
Payable to AXA RE Arizona		270

Total		$11,889

Significant non-cash transactions involved in the GMxB Unwind included: (a) the increase in total investments includes non-cash activities of $7.6 billion for assets received related to the recapture transaction; (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona; and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into Equitable Life, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to Equitable Life. At December 31, 2019, the Company’s GMIB reinsurance contract asset with EQ AZ Life Re had carrying values of $327 million and is reported in GMIB contract reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2019 and 2018 totaled approximately $62 million and $100 million, respectively. Ceded claims paid in 2019 and 2018 were $52 million and $78 million, respectively.

Prior to April 2018, Equitable Life reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to Equitable Life. At December 31, 2017, the Company’s GMIB reinsurance contract asset with AXA RE Arizona had a carrying value of $8.6 billion and was reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 totaled approximately $454 million. Ceded claims paid in 2017 were $213 million.

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Reinsurance Assumed from AXA Affiliates

Prior to 2019, AXA Global Life retroceded a quota share portion of certain life and health risks of various AXA Affiliates to Equitable Life and Equitable America on a one-year term basis. The agreement was closed effective December 31, 2018. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to Equitable Life.

Premiums earned in 2019, 2018 and 2017 were $19 million, $20 million and $20 million, respectively. Claims and expenses paid in 2019, 2018 and 2017 were $6 million, $8 million, and $5 million, respectively.

Reinsurance Ceded to AXA Affiliates

Equitable Life entered into a stop loss reinsurance agreement with AXA Global Life (“AGL”) to protect Equitable Life with respect to a deterioration in its claims experience following the occurrence of an extreme mortality event.

Equitable Life also accepts certain retrocession policies through reinsurance agreements with various reinsurers and retrocedes to AGL the excess of its first retention layer.

The Company’s subsidiaries entered into a Life Catastrophe Excess of Loss Reinsurance Agreement (the “Excess of Loss Agreement”) with a number of subscribing reinsurers, which included AGL. AGL participated as a subscribing reinsurer with 5% of the pool, pro rata, across the upper and lower layers through the contract period ending March 31, 2018.

Premiums and expenses paid for the above agreements in 2019, 2018 and 2017 were $3 million, $4 million, and $4 million, respectively.

On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, Equitable Life had ceded part of our disability income business to XL Catlin and as of December 31, 2019 and 2018, the reserves ceded were $104 million and $93 million, respectively.

Investments in Unconsolidated Equity Interests in AXA Affiliates

As December 31, 2019 and 2018, respectively, the Company held approximately $229 million and $237 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $10 billion and $9 billion at December 31, 2019 and 2018, respectively. The Company also has approximately $205 million and $249 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Assumption by Holdings of Obligations of AXA Financial to Equitable Life

On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial’s obligations with respect to the Company, including obligations related to certain benefit plans.

In March 2018, Equitable Life sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the elimination of $202 million of long-term debt from the Company’s consolidated balance sheets at December 31, 2018.

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Revenues and Expenses for 2019, 2018 and 2017

The table below summarizes the fees received/paid by the Company and the expenses reimbursed to/from the Company in connection with certain services described above for the years ended December 31, 2019, 2018 and 2017.

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts	$669	$727	$720
General services provided to affiliates(1)	460	463	439
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	39	44	45

Total	$1,167	$1,234	$1,204

Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by AXA Equitable Distribution	$573	$613	$608
General services provided by affiliates(1)	76	109	186
Investment management services provided by AXA IM, AXA REIM and AXA Rosenberg	5	2	5

Total	$654	$724	$799

(1)	Includes AXA Affiliates and affiliates of Holdings.

Contribution to the Equitable Foundation

In November 2019, Equitable Life made a $25 million funding contribution to the Equitable Foundation. The Equitable Foundation is the philanthropic arm of Equitable Life.

13)	EMPLOYEE BENEFIT PLANS

Equitable Life sponsors the following employee benefit plans:

401(k) Plan

Equitable Life sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $22 million, $19 million and $15 million for the years ended December 31, 2019, 2018 and 2017, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

Pension Plan

Equitable Life also sponsors the AXA Equitable Retirement Plan (the “AXA Equitable QP”), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory, and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of Equitable Life under the AXA Equitable QP was transferred from Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. Equitable Life remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2019, 2018 and 2017, expenses related to the plan were $21 million, $60 million and $27 million, respectively.

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The following table presents the funded status of the plan:

	As of December 31,
	2019	2018
	(in millions)
Legal Name of Plan: AXA Equitable Retirement Plan EIN# 13-5570651
Total Plan Assets	$2,159	$1,993

Accumulated Benefit Obligation	$2,160	$2,039

Funded Status	99.9%	97.8%

Other Benefit Plans

Equitable Life also sponsors a non-qualified retirement plan, a medical and life retiree plan, a post-employment plan and deferred compensation plan. The expenses related to these plans were $47 million, $70 million and $37 million for the years ended December 31, 2019, 2018 and 2017, respectively.

14)	SHARE-BASED COMPENSATION PROGRAMS

Compensation costs for 2019, 2018 and 2017 for share-based payment arrangements as further described herein are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Performance Shares	$10	$12	$18
Stock Options	3	2	1
AXA Shareplan	—	—	9
Restricted Stock Unit Awards	15	16	2
Other Compensation Plans(1)	—	—	—

Total Compensation Expenses	$28	$30	$30

(1)	Includes stock appreciation rights and employee stock purchase plans.

Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the “2018 Omnibus Plan”) and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the “2019 Omnibus Plan”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the 2018 and 2019 Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2019, the common stock reserved and available for issuance under the 2018 and 2019 Omnibus Plans was 12.5 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.

Equitable Life’s Participation in Holdings’ Equity Award Plans

Equitable Life’s employees, financial professionals and directors in 2019 and 2018 were granted equity awards under the 2019 and 2018 Omnibus Plans with the exception of the Holdings restricted stock units (“Holdings RSUs”) granted to financial professionals in 2018. All grants discussed in this section will be settled in shares of Holdings’ common stock except for the RSUs granted to financial professionals in 2019 and 2018 which will be settled in cash.

For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, Holdings applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2019 and 2018 grants were considered immaterial in the recognition of compensation cost.

Annual Awards Under 2019 and 2018 Equity Programs

Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’

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2019 and 2018 equity programs consisted of a mix of equity vehicles including Holdings restricted stock units (“RSUs”), Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

Holdings RSUs

Holdings RSUs granted to Equitable Life employees under the 2019 and 2018 equity programs vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Cash-settled Holdings RSUs granted to eligible Equitable Life financial professionals under the 2019 and 2018 equity programs vest ratably in equal installments over a three-year period. The cash payment for each RSU will equal the average closing price for a Holdings share on the NYSE over the 20 trading days immediately preceding the vesting date. These awards are liability-classified and require fair value remeasurement based upon the price of a Holdings share at the close of each reporting period.

Holdings Stock Options

Holdings stock options granted to Equitable Life employees under the 2019 and 2018 equity programs have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Holdings Performance Shares

Holdings performance shares granted to Equity Life’s employees under the 2019 and 2018 equity programs are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on Holding’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once all of Holdings’ applicable Non-GAAP ROE targets are determined and approved.

The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Director Awards

Holdings granted unrestricted Holdings shares to non-employee directors of Holdings, Equitable Life in 2019 and 2018. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.

One-Time Awards Granted in 2018

Transaction Incentive Awards

On May 9, 2018, coincident with the IPO, Holdings granted one-time “Transaction Incentive Awards” to executive officers and certain other R&P employees in the form of 722 thousand Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the “Service Units”), and fifty percent t will vest based on service and a market condition (the “Performance Units”). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited.

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The grant-date fair value of half of the Performance Units, was at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting compensation expense is recognized over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied.

Special IPO Grant

Also, on May 9, 2018, Holdings made a grant of 357 thousand Holdings RSUs to Equitable Life employees and financial professionals, or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and all compensation expense was recognized as of November 9, 2018.

Prior Equity Award Grants and Settlements

In 2017 and prior years, equity awards for employees, financial professional and directors were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.

Employees were granted AXA ordinary share options each year under the AXA Stock Option Plan for AXA Financial Employees and Associates (the “Stock Option Plan”). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the “Performance Share Plan”) and financial professionals were granted performance units under the AXA Advisors Performance Unit Plan established for each year.

The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards that are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2019 and 2018 was $43 million and $32 million, respectively.

2017 Performance Shares Grant

Under the terms of the 2017 Performance Share Plan, AXA awarded performance shares to Equitable Life employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and select businesses are achieved will determine the number of performance shares earned. For all Equitable Life employees, the number of performance shares earned may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Performance Units Grant

Under the terms of the AXA Advisors Performance Unit Plan performance units were granted to Equitable Life financial professionals. The performance units will be cash settled and are remeasured until settlement of the awards. The performance units will be earned based on meeting pre-established performance metrics tied to achievement of specific sale and earnings goals. For all awards, the number of performance units earned may vary between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Stock Options Grant

On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to Equitable Life employees under the terms of the Stock Option Plan with a ten-year term. All of those options have a five-year graded schedule, with

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one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period.

Other Grants

Prior to the IPO, non-officer directors of Holdings and certain subsidiaries were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

The Company has also granted AXA restricted stock units (“AXA RSUs”) to certain executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

Summary of Stock Option Activity

A summary of activity in the AXA and Holdings option plans during 2019 follows:

	Options Outstanding
	EQH Shares		AXA Ordinary Shares		AXA ADRs(2)
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price

Options Outstanding at January 1, 2019	835	$21.34	2,609	€18.20	15	$15.37
Options granted	1,251	$18.74	156	€21.60	—	$—
Options exercised	23	$21.34	856	€16.40	15	$15.37
Options forfeited, net	133	$20.29	182	€19.72	—	$—
Options expired	—	$—	—	€—	—	$—

Options Outstanding at December 31, 2019	1,930	$19.73	1,727	€20.09	—	$—

Aggregate Intrinsic Value(1)		$9,755		€8,661		$—

Weighted Average Remaining Contractual Term (in years)	8.85		5.20		—

Options Exercisable at December 31, 2019	250	$21.34	1,527	€19.74	—	$—

Aggregate Intrinsic Value(1)		$859		€8,207		$—

Weighted Average Remaining Contractual Term (in years)	8.43		4.85		—

(1)

Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2019 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.

(2)

AXA ordinary shares will be delivered to participants in lieu of AXA ADRs at exercise or maturity. For the purpose of estimating the fair value of Holdings and AXA stock option awards, the Black-Scholes is used. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2019, 2018 and 2017.

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	EQH Shares(1)		AXA Ordinary Shares(2)
	2019	2018	2019	2018	2017

Dividend yield	2.77%	2.44%	NA	NA	6.49%
Expected volatility	25.70%	25.40%	NA	NA	26.6%
Risk-free interest rates	2.49%	2.83%	NA	NA	0.33%
Expected life in years	5.8	9.7	NA	NA	8.1
Weighted average fair value per option at grant date	$3.82	$4.61	NA	NA	$2.06

(1)

The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.

(2)

The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

As of December 31, 2019, approximately $0.4 million of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Equitable Life over a weighted-average period of 0.7 years. Approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Equitable Life over a weighted average period of 0.8 years.

Restricted Awards

The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.

At December 31, 2019, approximately 1.8 million Holdings RSUs and AXA ordinary share unit awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million and is expected to be recognized over a weighted-average period of 1.08 years.

Following table summarizes Holdings restricted share units and AXA ordinary share unit activity for 2019.

	Shares of Holdings Restricted Stock	Weighted Average Grant Date Fair Value	Shares of AXA Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2019	1,259,059	$21.00	48,334	$20.38
Granted	1,007,057	$18.22	—	$—
Forfeited	125,915	$19.74	—	$—
Vested	334,900	$20.51	29,054	$21.35

Unvested as of December 31, 2019	1,805,301	$19.35	19,280	$19.20

Performance Awards

At December 31, 2019, approximately 2.5 million Holdings and AXA performance awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $10 million and is expected to be recognized over a weighted-average period of 0.64 years.

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The following table summarizes Holdings and AXA performance awards activity for 2019.

	Shares of Holdings Performance Awards	Weighted- Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted- Average Grant Date Fair Value
Unvested as of January 1, 2019	166,552	$23.17	3,159,577	$20.10
Granted	243,041	$19.67	149,757	$20.70
Forfeited	25,952	$21.77	210,329	$20.20
Vested	—	$—	944,945	$20.23

Unvested as of December 31, 2019	383,641	$21.05	2,154,059	$20.08

Employee Stock Purchase Plans

Holdings Stock Purchase Plan

Under the Equitable Holdings, Inc. Stock Purchase Program (“SPP”) participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which is used to purchase Holdings shares. Purchases are made at the end of each month at the prevailing market rate.

AXA Shareplan 2017

In 2017, eligible employees of participating AXA subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of €20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of €22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. All subscriptions became binding and irrevocable on October 17, 2017.

15)	INCOME TAXES

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$295	$234	$(6)
Deferred (expense) benefit	289	212	1,216

Total	$584	$446	$1,210

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 21% and 35% for 2019, 2018 and 2017, respectively. The sources of the difference and their tax effects are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Expected income tax (expense) benefit	$510	$311	$(542)
Noncontrolling interest	1	(1)	—
Non-taxable investment income	73	104	241
Tax audit interest	(14)	(11)	(6)
State income taxes	(2)	(1)	(3)
Tax settlements/uncertain tax position release	12	—	221
Change in tax law	—	46	1,308
Other	4	(2)	(9)

Income tax (expense) benefit	$584	$446	$1,210

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In accordance with Staff Accounting Bulletin No. 118 (“SAB 118”), the Company recorded provisional estimates for the income tax effects of the Tax Cuts and Jobs Act (the “Tax Reform Act”) in 2017 and refined those estimates in 2018. The impact of the Tax Reform Act primarily related to the revaluation of deferred tax assets and liabilities.

During the second quarter of 2017, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $221 million.

The components of the net deferred income taxes are as follows:

	As of December 31,
	2019		2018
	Assets	Liabilities	Assets	Liabilities
	(in millions)

Compensation and related benefits	$51	$—	$47	$—
Net operating loss	44	—	239	—
Reserves and reinsurance	944	—	16	—
DAC	—	716	—	864
Unrealized investment gains (losses)	—	639	123	—
Investments	640	—	622	—
Tax credits	—	—	314	—
Other	—	73	14	—

Total	$1,679	$1,428	$1,375	$864

The Company had $314 million of AMT credits for the year ended December 31, 2018 and expects those credits to be currently utilized or refunded.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance at January 1,	$273	$205	$444
Additions for tax positions of prior years	24	98	28
Reductions for tax positions of prior years	—	(30)	(234)
Settlements with tax authorities	—	—	(33)

Balance at December 31,	$297	$273	$205

Unrecognized tax benefits that, if recognized, would impact the effective rate	$222	$202	$172

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2019 and 2018 were $55 million and $41 million, respectively. For 2019, 2018 and 2017, respectively, there were $14 million, $18 million and $(44) million in interest expense (benefit) related to unrecognized tax benefits.

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2019, tax years 2010 and subsequent remain subject to examination by the IRS.

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16)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

	December 31,
	2019	2018	2017
	(in millions)

Unrealized gains (losses) on investments(1)	$1,597	$(484)	$581
Defined benefit pension plans(2)	(5)	(7)	(51)

Total accumulated other comprehensive income (loss) from continuing operations	1,592	(491)	530

Less: Accumulated other comprehensive income (loss) attributable to discontinued operations, net of noncontrolling interest	—	—	(68)

Accumulated other comprehensive income (loss) attributable to Equitable Life	$1,592	$(491)	$598

(1)	2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
(2)	2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

The components of OCI, net of taxes for the years ended December 31, 2019, 2018 and 2017, net of tax, follow:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year(3)	$3,052	$(1,663)	$741
(Gains) losses reclassified to Net income (loss) during the year(1)	(160)	(4)	8

Net unrealized gains (losses) on investments	2,892	(1,667)	749
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	(811)	437	(165)

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $547, $(310), and $244)	2,081	(1,230)	584

Change in defined benefit plans:
Reclassification to Net income (loss) of amortization of net prior service credit included in net periodic cost(2)	2	(4)	(5)

Change in defined benefit plans (net of deferred income tax expense (benefit) of $0, $0, and $(2))	2	(4)	(5)

Total other comprehensive income (loss), net of income taxes from continuing operations	2,083	(1,234)	579
Other comprehensive income (loss) from discontinued operations, net of income taxes(3)	—	—	23

Other comprehensive income (loss) attributable to Equitable Life	$2,083	$(1,234)	$602

(1)

See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(43) million, $(1) million and $(5) million for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)

These AOCI components are included in the computation of net periodic costs (see “Employee Benefit Plans” in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $0 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively.

(3)	Includes reclassification related to Discontinued Operations in 2017.

Investment gains and losses reclassified from AOCI to Net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of

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income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefits in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek, or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict, and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $100 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

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In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from Equitable Life, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that Equitable Life implemented the volatility management strategy in violation of applicable law. Plaintiff seeks an award of damages individually and on a class-wide basis, and costs and disbursements, including attorneys’ fees, expert witness fees and other costs. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted Equitable Life’s motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court’s decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following Equitable Life’s notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life (“UL”) policies subject to Equitable Life’s COI rate increase. In early 2016, Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest; (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and (c) injunctive relief and attorneys’ fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against Equitable Life and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states’ consumer protection statutes and common law fraud. Three actions are also pending against Equitable Life in New York state court. Equitable Life is vigorously defending each of these matters.

Obligations under Funding Agreements

As a member of the FHLBNY, Equitable Life has access to collateralized borrowings. It also may issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require Equitable Life to pledge qualified mortgage-backed assets and/or government securities as collateral. Equitable Life issues short-term funding agreements to the FHLBNY and uses the funds for asset, liability, and cash management purposes. Equitable Life issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes.

Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. Equitable Life has purchased FHLBNY stock of $322 million and pledged collateral with a carrying value of $9.8 billion as of December 31, 2019.

Funding agreements are reported in Policyholders’ account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see “Derivative and offsetting assets and liabilities” included in Note 4. The table below summarizes the Company’s activity of funding agreements with the FHLBNY.

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Change in FHLBNY Funding Agreements during the Years Ended December 31, 2019 and 2018

	Outstanding Balance at December 31, 2018	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2019
	(in millions)
Short-term funding agreements:
Due in one year or less	$1,640	$29,330	$26,420	$58	$4,608
Long-term funding agreements:
Due in years two through five	1,569	—	—	77	1,646
Due in more than five years	781	—	—	(135)	646

Total long-term funding agreements	2,350	—	—	(58)	2,292

Total funding agreements(1)	$3,990	$29,330	$26,420	$—	$6,900

	Outstanding Balance at December 31, 2017	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2018
	(in millions)
Short-term funding agreements:
Due in one year or less	$500	7,980	$6,990	$150	$1,640
Long-term funding agreements:
Due in years two through five	1,621	—	—	(52)	1,569
Due in more than five years	879	—	—	(98)	781

Total long-term funding agreements	2,500	—	—	(150)	2,350

Total funding agreements(1)	$3,000	$7,980	$6,990	$—	$3,990

(1)

The $9 million, $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2019, 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements’ borrowing rates.

Guarantees and Other Commitments

The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2019, these arrangements include commitments by the Company to provide equity financing of $1 billion (including $225 million with affiliates ) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

The Company is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, the Company owns single premium annuities issued by previously wholly-owned life insurance subsidiaries. The Company has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly-owned subsidiaries be unable to meet their obligations. Management believes the need for the Company to satisfy those obligations is remote.

The Company had $17 million of undrawn letters of credit related to reinsurance at December 31, 2019. The Company had $260 million of commitments under existing mortgage loan agreements at December 31, 2019.

Pursuant to certain assumption agreements (the “Assumption Agreements”), AXA Financial legally assumed primary liability from Equitable Life for all current and future liabilities of Equitable Life under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. Equitable Life remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption

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Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2019, 2018 and 2017, respectively, Equitable Life’s statutory net income (loss) totaled $3.9 billion, $3.1 billion and $748 million. Statutory surplus, Capital stock and Asset Valuation Reserve (“AVR”) totaled $8.7 billion and $7.9 billion at December 31, 2019 and 2018, respectively. At December 31, 2019, Equitable Life, in accordance with various government and state regulations, had $58 million of securities on deposit with such government or state agencies.

In 2019, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.0 billion. In 2018, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also, in 2018, Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the “AB Ownership Transfer”). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. Equitable Life repaid the outstanding principal balance of the surplus note in March 2019.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of New York State, Equitable Life is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to Holdings.

New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services (“NYDFS”), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the “Standards”). The first standard allows payment of an ordinary dividend out of the insurer’s earned surplus (as reported on the insurer’s most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the “Earned Surplus Standard”). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer’s earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

In applying the Standards, Equitable Life could pay ordinary dividends up to approximately $2.4 billion during 2020.

Intercompany Reinsurance

The company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re holds assets in an irrevocable trust (the “EQ AZ Life Re Trust”). As of December 31, 2019, EQ AZ Life Re holds $1.2 billion of assets in the EQ AZ Life Re Trust and letters of credit of $2.1 billion that are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the EQ AZ Life Re Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or additional letters of credit be secured, which could adversely impact EQ AZ Life Re’s liquidity.

Prescribed and Permitted Accounting Practices

At December 31, 2019 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2019.

The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company’s capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

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Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles (“SAP”) and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; and (i) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)	DISCONTINUED OPERATIONS

Distribution of AllianceBernstein to Holdings

Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC (“Alpha”). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests (“the AB Business Transfer”) removed the authority to control the business of AB and as such AB’s operations are now reflected as a discontinued operation in the Company’s consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

Transactions Prior to Distribution

Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

The table below presents AB’s revenues recognized in 2018 and 2017, disaggregated by category:

	Years Ended December 31,
	2018	2017
	(in millions)
Investment management, advisory and service fees:
Base fees	$2,156	$2,025
Performance-based fees	118	95
Research services	439	450
Distribution services	419	412
Other revenues:
Shareholder services	76	75
Other	35	42

Total investment management and service fees	$3,243	$3,099

F-75

Transactions Ongoing after Distribution

After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

Discontinued Operations

The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

	Years Ended December 31,
	2018	2017
	(in millions)
REVENUES
Net derivative gains (losses)	$12	$(24)
Net investment income (loss)	24	142
Investment management and service fees	3,243	3,099
Other income	—	—

Total revenues	$3,279	$3,217

BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits	$1,370	$1,307
Commissions and distribution related payments	427	415
Interest expense	8	6
Other operating costs and expenses	727	789

Total benefits and other deductions	2,532	2,517

Income (loss) from discontinued operations, before income taxes	747	700
Income tax (expense) benefit	(69)	(82)

Net income (loss) from discontinued operations, net of taxes	678	618
Less: Net (income) loss attributable to the noncontrolling interest	(564)	(533)

Net income (loss) from discontinued operations, net of taxes and noncontrolling interest	$114	$85

20)	REDEEMABLE NONCONTROLLING INTEREST

The changes in the components of redeemable noncontrolling interests were:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Balance, beginning of period	$39	$25	$10
Net earnings (loss) attributable to redeemable noncontrolling interests	5	(2)	1
Purchase/change of redeemable noncontrolling interests	(5)	16	14

Balance, end of period	$39	$39	$25

F-76

21)	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The unaudited quarterly financial information for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in millions)
2019
Total revenues	$690	$2,071	$1,946	$441

Total benefits and other deductions	$1,680	$1,753	$2,383	$1,762

Net income (loss)	$(828)	$265	$(262)	$(1,021)

2018
Total revenues	$1,139	$1,621	$27	$4,164

Total benefits and other deductions	$1,512	$4,278	$763	$1,879

Net income (loss)	$(264)	$(2,084)	$(509)	$1,936

Net Income (Loss) Volatility

With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company’s quarterly Net income (loss) during 2019 and 2018 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company’s liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in fair value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period. An additional source of Net income (loss) volatility is the impact of the Company’s annual actuarial assumption review. See Note 2, Significant Accounting Policies — Assumption Updates, for further detail of the impact of assumption updates on Net income (loss) in 2019 and 2018.

Discontinued Operations

In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB’s operations are now reflected as Discontinued operations in the Company’s consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

22)	SUBSEQUENT EVENTS

None.

F-77

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE I

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2019

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed Maturities:
U.S. government, agencies and authorities	$14,385	$15,231	$14,385
State, municipalities and political subdivisions	584	649	584
Foreign governments	460	490	460
Public utilities	4,618	4,895	4,618
All other corporate bonds	37,729	39,569	37,729
Residential mortgage-backed	161	173	161
Asset-backed	843	844	843
Redeemable preferred stocks	498	511	498

Total fixed maturities	59,278	62,362	59,278
Mortgage loans on real estate(2)	12,090	12,317	12,090
Real estate held for the production of income	27	27	27
Policy loans	3,270	4,199	3,270
Other equity investments	1,149	1,149	1,149
Trading securities	6,376	6,598	6,598
Other invested assets	2,129	2,129	2,129

Total Investments	$84,319	$88,781	$84,541

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

F-78

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE IV

REINSURANCE(1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2019
Life insurance in-force	$392,420	$66,770	$31,699	$357,349	8.9%

Premiums:
Life insurance and annuities	$825	$99	$185	$911	20.3%
Accident and health	43	27	9	25	36.0%

Total Premiums	$868	$126	$194	$936	20.7%

2018
Life insurance in-force	$390,374	$69,768	$30,322	$350,928	8.6%

Premiums:
Life insurance and annuities	$787	$128	$177	$836	21.2%
Accident and health	49	32	9	26	34.6%

Total Premiums	$836	$160	$186	$862	21.6%

2017
Life insurance in-force	$392,926	$73,843	$30,300	$349,383	8.7%

Premiums:
Life insurance and annuities	$826	$135	$186	$877	21.2%
Accident and health	54	36	9	27	33.3%

Total Premiums	$880	$171	$195	$904	21.6%

(1)	Includes amounts related to the discontinued group life and health business.

F-79

EQUI-VEST® Strategies (Series 901)

A group flexible premium deferred variable annuity contract

Prospectus dated May 1, 2020

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust which contain important information about the portfolios.

What is EQUI-VEST® Strategies?

EQUI-VEST® Strategies is a group-deferred annuity contract (“contract”) issued by Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”), formerly AXA Equitable Life Insurance Company. Either the plan trustee or the employer will be the EQUI-VEST® Strategies contract holder. Certain rights may be exercised by employees covered under an employer’s plan (the “participants”). These rights will be summarized in a participation certificate (“certificate”) provided to each participant. EQUI-VEST® Strategies provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, our guaranteed interest option or the account for special dollar cost averaging (“investment options”).

This prospectus is a disclosure document and describes all of the certificate’s material features, benefits, rights and obligations, as well as other information. The description of the certificate’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the certificate are changed after the date of this prospectus in accordance with the certificate, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The certificate should also be read carefully. You have the right to cancel your certificate within a certain number of days after receipt of the certificate.

The contract may not currently be available in all states. All optional features and benefits described in this prospectus may not be available at the time you purchase the certificate. We have the right to restrict availability of any optional feature or benefit. We can refuse to accept any application or contribution from you at any time, including after you purchase the certificate.

We offer the EQUI-VEST® Strategies contract to fund two types of “plans”: Section 403(b) (also referred to as “TSA” plans or contracts) or governmental employer Section 457(b) plans (also referred to as “EDC” plans or contracts) (together “plans”). The EQUI-VEST® Strategies contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions. The contract may not be available in all states or for both types of plans.

Variable investment options

Fixed income

•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT High Yield Bond
•	American Funds Insurance Series® Bond Fund
•	EQ/Core Bond Index
•	EQ/Core Plus Bond(1)
•	EQ/Global Bond PLUS
•	EQ/Intermediate Government Bond
•	EQ/Money Market
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	Invesco V.I. High Yield
•	Ivy VIP High Income
•	Multimanager Core Bond
•	Templeton Global Bond VIP

Domestic Equity

•	1290 VT Equity Income
•	1290 VT GAMCO Small Company Value
•	1290 VT Small Cap Value(2)
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth
•	EQ/American Century Mid Cap Value(2)
•	EQ/BlackRock Basic Value Equity
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Equity 500 Index
•	EQ/Fidelity® Institutional AM® Large Cap
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Invesco Comstock
•	EQ/Janus Enterprise(2)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Loomis Sayles Growth
•	EQ/MFS® Mid Cap Focused Growth
•	EQ/MFS® Technology
•	EQ/MFS® Utilities
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Morgan Stanley Small Cap Growth(2)
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/Wellington Energy
•	Fidelity® VIP Equity Income
•	Fidelity® VIP Mid Cap
•	Invesco Oppenheimer V.I. Main Street Fund
•	Invesco V.I. Diversified Dividend
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Small Cap Growth
•	MFS® Investors Trust
•	MFS® Massachusetts Investors Growth Stock
•	Multimanager Aggressive Equity
•	Multimanager Technology
•	PIMCO CommodityRealReturn® Strategy
•	VanEck VIP Global Hard Assets

International/Global

•	1290 VT SmartBeta Equity(2)
•	EQ/Emerging Markets Equity PLUS
•	EQ/Global Equity Managed Volatility
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Global(1)
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Lazard Emerging Markets Equity
•	EQ/MFS® International Growth
•	EQ/MFS® International Intrinsic Value(1)

Asset Allocation

•	1290 VT DoubleLine Dynamic Allocation
•	EQ/AB Dynamic Moderate Growth*
•	EQ/Aggressive Allocation
•	EQ/Aggressive Growth Strategy(2)
•	EQ/All Asset Growth Allocation(1)(2)
•	EQ/Balanced Strategy*
•	EQ/Conservative Allocation
•	EQ/Conservative Growth Strategy*
•	EQ/Conservative-Plus Allocation
•	EQ/Conservative Strategy*
•	EQ/Franklin Balanced Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy*
•	EQ/Moderate-Plus Allocation
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

*

These are the only variable investment options available in connection with the Personal Income Benefit and are collectively referred to as the Personal Income Benefit variable investment options. Please note that they are also available without the Personal Income Benefit. For more information, see “What are your investment options under the contract?” under “Contract features and benefits” later in this prospectus.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

EV Strategies 901 (IF/NB)

#816313

(1)

This is the variable investment option’s new name. Please see “Portfolios of the Trusts” later in this prospectus for the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus.

(2)

This is the surviving variable investment option of a Portfolio merger. Please see “Portfolios of the Trust” later in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

You may allocate amounts to the variable investment options selected by your employer. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio (“portfolio”) that is part of one of the trusts (the “Trusts”). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the account for special dollar cost averaging if your employer elects to make them available under the contract. These investment options are discussed later in this prospectus. Amounts allocated in connection with the Personal Income Benefit are limited to the Personal Income Benefit variable investment options — the EQ/Balanced Strategy, the EQ/Conservative Growth Strategy, the EQ/Conservative Strategy, the EQ/Moderate Growth Strategy and the EQ/AB Dynamic Moderate Growth.

Minimum contribution amounts of $20 may be made under the contract.

A registration statement relating to this offering has been filed with the SEC. The statement of additional information (“SAI”) dated May 1, 2020, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling (800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3).  Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling (800) 628-6673 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling (877) 522-5035, by sending an email request to EquitableFunds@dfinsolutions.com or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

Index of key words and phrases	5
The Company	6
How to reach us	7
EQUI-VEST® Strategies (Series 901) group annuity contract at a glance — key features	10

Fee table	13

Examples: EQUI-VEST® Strategies contracts	14
Condensed financial information	15

1. Contract features and benefits	16
How you can contribute to your certificate	16
How EQUI-VEST® Strategies is available	17
How contributions can be made	17
What are your investment options under the contract?	18
Portfolios of the Trusts	19
Selecting your investment method	33
ERISA considerations for employers	34
Allocating your contributions	35
Unallocated account	36
Personal Income Benefit	37
Death benefit	43
Your right to cancel within a certain number of days	44

2. Determining your certificate’s value	46
Your account value and cash value	46
Your certificate’s value in the variable investment options	46
Your certificate’s value in the guaranteed interest option and the account for special dollar cost averaging	46
Insufficient account value	46

3. Transferring your money among investment options	47
Transferring your account value	47
Disruptive transfer activity	48
Automatic transfer options	49
Investment simplifier	49
Rebalancing your account value	49
ProNvest Managed Account Service	50

When we address the reader of this prospectus with words such as “you” and “your,” we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is the participant.

When we use the word “contract” we mean the group contract issued to the plan trustee or employer (“contract holder,”). When we use the word “certificate,” we mean the participation certificate that summarizes the rights of each participant covered under the group contract.

3

4. Accessing your money	51
Withdrawing your account value	51
How withdrawals are taken from your account value	55
Loans	55
Termination of participation	57
When to expect payments	57
Your annuity payout options	57

5. Charges and expenses	60
Charges under the contracts	60
Charges that the Trusts deduct	63
Variations in charges	63

6. Payment of death benefit	65
Your beneficiary and payment of benefit	65
How death benefit payment is made	65
Beneficiary continuation option	65

7. Tax information	68
Cares Act	68
Tax information and ERISA matters	68
Choosing a contract to fund a retirement arrangement	68
Special rules for tax-favored retirement plans	68
Additional “Saver’s Credit” for salary reduction contributions to certain plans	69
Tax-sheltered annuity arrangements (TSAs)	69
Distributions from TSAs	71
Public employee deferred compensation plans (EDC Plans)	75
ERISA matters	80
Certain rules applicable to plans designed to comply with Section 404(c) of ERISA	80
Tax withholding and information reporting	80
Federal income tax withholding on periodic annuity payments	81
Federal income tax withholding on non-periodic annuity payments (withdrawals) which are not eligible rollover distributions	81
Mandatory withholding eligible rollover distributions	81
Impact of taxes to the Company	81

8. More information	82
About our Separate Account A	82
About the Trusts	82
About the general account	82
Dates and prices at which certificate events occur	83
About your voting rights	83
COVID-19	84
Cybersecurity risks and catastrophic events	84
Statutory compliance	85
About legal proceedings	85
Financial statements	85
Transfers of ownership, collateral assignments, loans, and borrowing	85
Funding changes	85
Distribution of the contracts	85

Appendices

I	—	Condensed financial information	I-1

II	—	Death benefit example	II-1

III	—	State contract availability and/or variations of certain features and benefits	III-1

IV	—	Contract variations	IV-1

Statement of additional information Table of contents

4

Index of key words and phrases

This index should help you locate more information on the terms used in this prospectus.

Page

account for special dollar cost averaging	33
account value	46
annuity payout options	57
Equitable Access Account	65
beneficiary	65
beneficiary continuation option	65
business day	83
cash value	46
certificate	1, 46
contributions	16, 17
disruptive transfer activity	48
DOL	35
EDC	1
ERISA	34
elective deferral contributions	69
Guaranteed Annual Withdrawal Amount	37
guaranteed interest option	33
Guaranteed Transfer Withdrawal Rate	37
Guaranteed Withdrawal Rate	37
investment options	1
market timing	8, 48
maturity date	57
Non-Personal Income Benefit account value	46
Online Account Access	7

Page

partial withdrawals	52
participant	1
participation date	16
participation date anniversary	16
participation year	16
Personal Income Benefit	37
Personal Income Benefit charge	62
Personal Income Benefit account value	35
Personal Income Benefit variable investment options	35
plan operating expense charge	62
portfolio	2, 19
processing office	7
Ratchet Base	39
Required Beginning Date	78
SAI	2
SEC	1
salary reduction contributions	68, 69
special dollar cost averaging	36
TOPS	7
TSA	1, 69
Trusts	2, 82
unit	46
unit investment trust	82
variable investment options	1, 18

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

Prospectus	Contract or Supplemental Materials
account value	Annuity Account Value

Personal Income Benefit account value	Personal Income Benefit Annuity Account Value

unit	Accumulation unit

unit value	Accumulation unit value

5

The Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

6

How to reach us

Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

For contributions sent by regular mail:

Equitable

EQUI-VEST®

Unit Annuity Lockbox

P.O. Box 13463

Newark, NJ 07188-0463

For TSA and governmental employer EDC loan repayments sent by regular mail:

Equitable

EQUI-VEST®

Loan Repayments Lockbox

P.O. Box 13463

Newark, NJ 07188-0496

For contributions sent by express delivery:

Equitable

JPMorganchase

EQUI-VEST® Lockbox #13463

4 Chase Metrotech Center (7th Floor)

Brooklyn, NY 11245-0001

Telephone number to be listed on express mail packages

Attn: Extraction Supervisor, (718) 242-0716

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by regular mail:

Equitable

EQUI-VEST® Processing Office

P.O. Box 4956

Syracuse, NY 13221-4956

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by express delivery:

Equitable

EQUI-VEST® Processing Office

100 Madison Street, Suite 1000

Syracuse, NY 13202

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.

Reports we provide

•	confirmation notices of financial transactions; and

•

quarterly statements of your contract values as of the close of each calendar quarter including your Guaranteed Annual Withdrawal Amount, if applicable, as of the beginning and end of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.

Telephone operated program support (“TOPS”) and Online Account Access systems

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

•	your current account value;

•	your current allocation percentages;

•	the number of units you have in the variable investment options;

•	the daily unit values for the variable investment options; and

•	the Guaranteed Withdrawal Rate and the Guaranteed Transfer Withdrawal Rate.

You can also:

•	change your allocation percentages and/or transfer among the Non - Personal Income Benefit variable investment options and the guaranteed interest option; and

•	change your TOPS personal identification number (“PIN”) (through TOPS only) and your Online Account Access password (through Online Account Access only).

Under TOPS only you can:

•	elect the investment simplifier.

Under Online Account Access only you can:

•	elect to receive certain contract statements electronically;

•	change your address;

•	make loan repayments subject to contract availability;

7

•	access “Frequently Asked Questions” and certain service forms; and

•	obtain performance information regarding the variable investment options.

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free (800) 755-7777. You may use Online Account Access by visiting our website at www.equitable.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine.

For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “Transferring your money among investment options” later in this prospectus).

We reserve the right to discontinue offering TOPS at any time in the future.

Customer service representative:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at (800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.

Toll-free telephone service:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

We require that the following types of communications be on specific forms we provide for that purpose:

(1)	election of the investment simplifier;
(2)	election of the automatic deposit service (TSA certificates only);

(3)	election of the rebalancing program;

(4)	election of required minimum distribution (“RMD”) automatic withdrawal option;

(5)	election of Beneficiary continuation option;

(6)	transfer/rollover of assets to another carrier;

(7)	request for a loan (where plan permits loans);

(8)	tax withholding election;

(9)	certificate surrender and withdrawal requests;

(10)	requests to make an initial allocation to the Personal Income Benefit variable investment options;

(11)	election to begin withdrawals under the Personal Income Benefit;

(12)	election of automatic transfer of the principal portion of loan repayments to your investment options according to your investment allocation instructions currently on file;

(13)	requests for enrollment in either our Maximum payment plan or Customized payment plan (for the Personal Income Benefit only); and

(14)	death claims.

We also have specific forms that we recommend you use for the following types of requests:

(1)	beneficiary changes;

(2)	transfers among investment options; and

(3)	special dollar cost averaging.

We anticipate requiring status documentation in the case of certain changes of ownership or address changes where Foreign Account Tax Compliance Act (“FATCA”) withholding could be required. See “Tax Information” later in this Prospectus.

To change or cancel any of the following we require written notification generally at least seven calendar days before the next scheduled transaction:

(1)	investment simplifier;

(2)	rebalancing program;

(3)	systematic withdrawals;

(4)	the date annuity payments are to begin; and

(5)	special dollar cost averaging.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your certificate number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Online Account Access system to contact us

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and to complete such requests through the Internet. In the future, we may require that certain requests be completed online.

Signatures:

The proper person to sign forms, notices and requests is the participant and in some cases the employer, if the plan requires it.

eDelivery:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.equitable.com.

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EQUI-VEST® Strategies (Series 901) group annuity contract at a glance — key features

Professional investment management	EQUI-VEST® Strategies’ variable investment options invest in different portfolios sub-advised by professional investment advisers.
Variable Investment Options	The variable investment options for which information is provided in this prospectus are available under the contract, subject to state regulatory approval and availability under your employer’s plan.
Guaranteed interest option	• Principal and interest guarantees • Interest rates set periodically
Tax considerations	• No tax on earnings inside the contract until you make withdrawals from your certificate or receive annuity payments.
• No tax on transfers among investment options inside the contract.
Because you are purchasing or contributing to an annuity contract to fund a tax-qualified employer sponsored retirement arrangement, you should be aware that such contracts do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code (the “Code”). Before purchasing one of these contracts, employers should consider whether its features and benefits beyond tax deferral meet participant’s needs and goals. Employers may also want to consider the relative features, benefits and costs of these contracts with any other investment that participants may use in connection with their retirement plan or arrangement. Depending on the participant’s personal situation, the contract’s guaranteed benefits may have limited usefulness because of required minimum distributions. (For more information, see “Tax information” later in this prospectus.)
Personal Income Benefit	If available, the Personal Income Benefit guarantees that you can take withdrawals from your Personal Income Benefit account value up to your Guaranteed Annual Withdrawal Amount beginning at age 65 or later and subject to a distributable event. (For example, the plan terminates or when you are no longer employed by the employer sponsoring the plan. Some plans, however, may allow participants to begin taking Guaranteed Annual Withdrawal Amount payments while still employed by the employer sponsoring the plan.) Withdrawals of your Guaranteed Annual Withdrawal Amount between the ages of 59 1/2 and 65 are available but will result in a reduced Guaranteed Annual Withdrawal Amount. Withdrawals are taken from your Personal Income Benefit account value and continue during your lifetime even if your Personal Income Benefit account value falls to zero (unless the reduction to zero is caused by a withdrawal that exceeds your Guaranteed Annual Withdrawal Amount). Early withdrawals from your Personal Income Benefit account value or withdrawals from your Personal Income Benefit account value that exceed your Guaranteed Annual Withdrawal Amount may significantly reduce or eliminate the value of the Personal Income Benefit. Amounts allocated in connection with the Personal Income Benefit feature are limited to the Personal Income Benefit variable investment options. You generally may not transfer amounts out of the Personal Income Benefit variable investment options to the Non-Personal Income Benefit investment options. For more information, see “Personal Income Benefit” in “Contract features and benefits” later in this prospectus.
Contribution amounts	• $20 (minimum) each contribution • Maximum contribution limitations apply to all contracts
In general, contributions are limited to $1.5 million ($500,000 for owners or annuitants who are age 81 and older at issue) under all EQUI-VEST® series contracts with the same participant or owner. Also, we may refuse to accept any contribution if the sum of all contributions under all of our annuity accumulation contracts/certificates of which you are owner or under which you are the participant would total $2,500,000. Upon advance notice to you, we may exercise certain rights we have under the contract/certificate regarding contributions. We may also, at any time, exercise our right to close a variable investment option to new contributions or transfers. For more information, see “How you can contribute to your certificate” in “Contract features and benefits” later in this prospectus.

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Access to your money

•   Partial withdrawals

•   Loans (if permitted by the plan)

•   Withdrawals of your Guaranteed Annual Withdrawal Amount (if you funded the Personal Income Benefit feature)

•   Several periodic withdrawal options

•  Certificate surrender

Withdrawals are subject to the terms of the plan and may be limited. You may incur a withdrawal charge for certain withdrawals or if you surrender your certificate. You may also incur income tax and a penalty tax.

Death Benefit Protection	The contract provides a death benefit for the beneficiary. The death benefit is equal to the account value or the standard death benefit, whichever is higher. However, if you elect the enhanced death benefit, the death benefit is equal to your account value (less any outstanding loan and accrued loan interest) or the enhanced death benefit, whichever is higher.
Payout options	• Fixed annuity payout options • Variable Immediate Annuity payout options (described in a separate prospectus for that option)
Additional features	• Dollar cost averaging by automatic transfers
— Special dollar cost averaging
• Investment simplifier — Interest sweep option — Fixed dollar option
• Rebalancing of your Non-Personal Income Benefit account value (quarterly, semiannually, and annually)
• No charge on transfers among investment options

• Waiver of withdrawal charge under certain circumstances

• Beneficiary continuation option

• Access to the ProNvest Managed Account Service
Fees and Charges	Please see “Fee table” later in this prospectus for complete details.
Participant issue ages	• 18-85

The table above summarizes only certain current key features and benefits of the contract. The table also summarizes certain current limitations, restrictions and exceptions to those features and benefits that we have the right to impose under the contract and that are subject to change in the future. In some cases, other limitations, restrictions and exceptions may apply, or may be imposed by employers under their plans. The contract may not currently be available in all states. Certain features and benefits described in this prospectus, including the availability of all investment options, may vary in your state or at certain ages or under your investment method; all features and benefits may not be available in all contracts or in all states. Your employer may elect not to offer all of the investment options under the contract as described in this prospectus. Please see Appendix III later in this prospectus for more information on state availability and/or variations of certain features and benefits.

The general obligations and any guaranteed benefits under the contract, including the Personal Income Benefit, are supported by the Company’s general account and are subject to the Company’s claims paying ability. Owners and participants should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

For more detailed information, we urge you to read the contents of this prospectus, as well as your certificate. This prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The group deferred annuity contract, your participation certificate and any endorsements, riders and data pages are the entire contract between you and the Company. The prospectus and participation certificate should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason

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you are not satisfied with your certificate, you may return it to us for a refund within a certain number of days. Please see “Your right to cancel within a certain number of days” in “Contract features and benefits” later in this prospectus for additional information.

The EQUI-VEST® contract and its riders are made available to either all plan participants or, in the case of the Personal Income Benefit, a group of plan participants. For retirement plans subject to nondiscrimination testing, we believe that a plan’s offering of the Personal Income Benefit does not discriminate in favor of highly compensated employees because it satisfies both the current availability and the effective availability tests of Treasury Regulation section 1.401(a)(4)-4. However, plan sponsors should consult with an independent tax or ERISA advisor to discuss use of the Personal Income Benefit in the specific context of a plan subject to such testing.

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Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering an EQUI-VEST® Strategies certificate. Each of the charges and expenses is more fully described in “Charges and expenses” later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you make certain withdrawals, surrender your certificate or make certain transfers and rollovers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

Charges we deduct from your account value at the time you request certain transactions
Maximum withdrawal charge as a percentage of the amount withdrawn (deducted when you surrender your certificate or make certain withdrawals)(1)	6.00%

Charge for third-party transfer or direct rollover(2)	$65 maximum per participant for each occurance
currently $25 per participant for each occurance

Plan loan charges(3)	$25 maximum per loan when loan is made + $6.25 per quarter.

Special services charges

• Wire transfer charge(4)	$90 (current and maximum)

• Express mail charge(4)	$35 (current and maximum)

The following tables describe the fees and expenses that you will pay periodically during the time that you participate in the contract, not including underlying Trust portfolio fees and expenses.

Charges we periodically deduct from your account value(5)
Maximum annual administrative charge — (deducted annually from your account value)	The lesser of a current charge of $30 (maximum $65) or 2% of your account value plus any prior withdrawals during the participation year.(6)

Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets

Separate Account annual expenses(7)	0% to 1.15% (maximum)

Charges we deduct from your account value each year if you elect the enhanced death benefit

Enhanced death benefit charge (as a percentage of your account value) is deducted annually on each participation date anniversary	0.15% (maximum)

Charges we deduct from your Personal Income Benefit account value each year if you elect the following benefit
Personal Income Benefit charge (calculated as a percentage of your Personal Income Benefit account value)(7)	1.00% (current and maximum)

Please see “Personal Income Benefit” in “Contract features and benefits” for more information about this feature, and “Personal Income Benefit charge” in “Charges and expenses” later in this prospectus.

You also bear your proportionate share of all fees and expenses paid by a “portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own your certificate. These fees and expenses are reflected in the portfolio’s net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio’s fees and expenses is contained in the Trust prospectus for the portfolio.

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Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses(*)	Lowest 0.58%	Highest 2.37%

Notes:

(*)

“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2021 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2021. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements(8)	Lowest 0.58%	Highest 2.26%
For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)	For some groups, withdrawal charges may be based on contributions withdrawn.

(2)	This charge will never exceed 2% of the amount disbursed or transferred.

(3)	The charges are expressed on a per plan participant basis.

(4)	Unless you specify otherwise, this charge will be deducted from the amount you request.

(5)

Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to your certificate. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer’s designee. Please refer to your certificate for more information.

(6)

If the certificate is surrendered or annuitized, or a death benefit is paid on any date other than your participation date anniversary, we will deduct a pro rata portion of the annual administrative charge for that year.

(7)

If the certificate is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped on any date other than your participation date anniversary, we will deduct a pro rata portion of the charge for that year.

(8)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

Examples: EQUI-VEST® Strategies contracts

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and the underlying Trust fees and expenses (including the underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The guaranteed interest option and the account for special dollar cost averaging are not covered in these examples. However, the annual administrative charge, the enhanced death benefit charge, the withdrawal charge, the third-party transfer or rollover charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the guaranteed interest option and the account for special dollar cost averaging. The examples assume the election of the enhanced death benefit.

Both examples below show the expenses a hypothetical participant would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2019, which results in an estimated annual charge of 0.0538% of total account value.

These examples should not be considered a representation of past or future expenses for the options shown. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in these examples is not an estimate or guarantee of future investment performance.

The first example assumes that you invest $10,000 in the Personal Income Benefit variable investment options for the time periods indicated, and that your investment has a 5% return each year. Other than the annual administrative charge and the charge for the Personal Income Benefit, the example also assumes separate account annual expenses and that amounts are allocated to the Personal Income Benefit variable investment options that invest in portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before expense limitations).

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	If you surrender your certificate at the end of the applicable time period				If you do not surrender your certificate at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Personal Income Benefit investment options	$910	$1,665	$2,441	$3,960	$362	$1,102	$1,862	$3,856
(b) assuming minimum fees and expenses of any of the Personal Income Benefit investment options	$896	$1,624	$2,374	$3,830	$348	$1,059	$1,792	$3,725

The second example assumes that you invest $10,000 in the Non-Personal Income Benefit variable investment options for the time periods indicated, with no allocations to the Personal Income Benefit variable investment options and that your investment has a 5% return each year. Other than the annual administrative charge, the example also assumes separate account annual expenses and that amounts are allocated to the Non-Personal Income Benefit variable investment options that invest in portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before expense limitations).

	If you surrender your certificate at the end of the applicable time period				If you do not surrender your certificate at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$937	$1,743	$2,567	$4,205	$391	$1,185	$1,997	$4,105
(b) assuming minimum fees and expenses of any of the Portfolios	$759	$1,216	$1,701	$2,443	$203	$627	$1,076	$2,322

Condensed financial information

Please see Appendix I at the end of this prospectus for information about the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2019.

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1. Contract features and benefits

How you can contribute to your certificate

Payments made to us are called “contributions.” We require a minimum contribution amount of $20. If the total annual contributions to a TSA contract will be at least $200 annually, we may accept contributions of less than $20. Contributions to your certificate are limited. Other than any rollover or direct transfer contributions permitted by your plan, annual additional contributions cannot exceed the applicable limitations under the Internal Revenue Code (the “Code”). We may, at any time, exercise our right to close a variable investment option to new contributions or transfers. The following table summarizes our rules regarding contributions to your certificate.

The 12-month period beginning on the participation date and each 12-month period thereafter is a “participation year.” The “participation date” means the earlier of (a) the business day on which we issue a certificate to the Plan participant under the EQUI-VEST® Strategies contract and (b) the business day on which the first contribution for the Plan participant is received at our processing office. For example, if your participation date is May 1, your participation date anniversary is April 30.

We reserve the right, in our sole discretion, to discontinue the acceptance of, and/or place limitations on contributions and transfers into the certificate and/or certain investment options. If you activated the Personal Income Benefit feature and we exercise our right to discontinue the acceptance of, and/or place limitations on contributions and transfers into the Personal Income Benefit variable investment options, you may no longer be able to fund your Personal Income Benefit feature. This means that if you have not yet allocated amounts to the Personal Income Benefit variable investment options, you may not be able to fund the Personal Income Benefit feature at all. This also means that if you have already funded the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, you may no longer be able to increase your Guaranteed Annual Withdrawal Amount through contributions and transfers.

Contract type	Source of contributions	Limitations on contributions
TSA

•   Employer-remitted employee salary reduction and/or various types of employer contributions.

•   Additional “catch-up” contributions.

•   Only if plan permits, “designated Roth” contributions under Section 402A of the Code.

•   Only if plan permits, direct plan-to-plan transfers from another 403(b) plan or contract exchanges from another 403(b) contract under the same plan.

•   Only if plan permits, eligible rollover distributions from other 403(b) plans, qualified plans, governmental employer 457(b) EDC plans and traditional IRAs.

•   For 2020, maximum amount of employer and employee contributions is generally the lesser of $57,000 or 100% of compensation, with maximum salary reduction contribution of $19,500.

•   If employer’s plan permits, an individual at least age 50 at any time during 2020 can make up to $6,500 additional salary reduction “catch-up” contributions.

•   All salary reduction contributions (whether pre-tax or designated Roth) may not exceed the total maximum for the year. (For 2020, $19,500 and age 50 catch-up of $6,500).

•   After lifetime required minimum distributions must start, rollover or direct transfer contributions must be net of any required minimum distributions.

•   Different sources of contributions and earnings may be subject to withdrawal restrictions.

Governmental Employer EDC

•   Employer-remitted employee salary reduction and/or employer contributions.

•   Additional “age 50 catch-up” contributions.

•   Only if plan permits, “designated Roth” contributions under Sections 457 and 402A of the Code.

•   Only if plan permits, eligible rollover distributions from other governmental employer 457(b) EDC plans, 403(b) plans, qualified plans and traditional IRAs.

•   Contributions subject to plan limits. Maximum contribution for 2020 is lesser of $19,500 or 100% of includible compensation.

•   If plan permits, an individual may make catch-up contributions for 3 years of service preceding plan retirement age; 2020 maximum is $39,000.

•   If governmental employer 457(b) EDC plan permits, an individual at least age 50 at any time during 2020 can make up to $6,500 additional salary reduction “catch- up” contributions. This must be coordinated with the “catch-up” contributions for 3 years of service preceding plan retirement age.

See “Tax information” later in this prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information.

For information on when contributions are credited under your certificate, see “Dates and prices at which certificate events occur” under “More information” later in this prospectus. Please review your certificate for information on contribution limitations.

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How EQUI-VEST® Strategies is available

The contract is offered to fund certain TSA and governmental employer EDC plans. The plan trustee or the employer will be the EQUI-VEST® Strategies contract holder and participants under the plans will be covered by the contract. The minimum issue age for the participant is 18. The maximum issue age is 85.

How contributions can be made

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars and made payable to “Equitable.” We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For certain employer-remitted salary reduction contracts, it is possible that we may receive your initial contribution prior to Equitable Advisors, LLC (Equitable Financial Advisors in Michigan and Tennessee), (“Equitable Advisors”) receiving your application. In this case, we will hold the contribution, whether received via check or wire, in a non-interest bearing “Special Bank Account for the Exclusive Benefit of Customers.” If Equitable Advisors does not receive your application within 20 business days, we will return your contribution to your employer or its designee.

If Equitable Advisors receives your application within this timeframe, Equitable Advisors will direct us to continue to hold your contribution in the special bank account noted immediately above while Equitable Advisors ensures that your application is complete and suitability standards are met. Equitable Advisors will either complete this process or instruct us to return your contribution to your employer or its designee within the applicable Financial Industry Regulatory Authority (“FINRA”) time requirements. Upon timely and successful completion of this review, Equitable Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your certificate is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to your employer or its designee, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

Our “business day” is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see “Dates and prices at which certificate events occur in “More information” later in this prospectus.”

Your employer can discontinue contributions at any time. We can discontinue contributions under the contract upon a material breach by your employer of the terms and conditions of the contract. If contributions are discontinued, all terms and conditions of the contract will still apply, however, no additional contributions will be accepted by us.

Withdrawal charge offset

If your employer elects to make a withdrawal charge offset arrangement available under the contract, you may be eligible to receive a credit to your participant account if you incur a withdrawal charge when you transfer amounts directly to us from another carrier within your employer’s plan. The credit is equal to the withdrawal charge you incurred from the previous carrier, and is limited to a maximum of 3% of the value of your account prior to the date of the transfer. To be eligible for the credit, you must provide written proof in a form acceptable to us, showing the amount of the withdrawal charge incurred from the previous carrier on amounts that were part of the direct transfer contribution to your certificate and complete the necessary paperwork we require. We must receive this documentation no later than 1 year from the date your employer’s contract was issued; however, at our discretion, we reserve the right to extend this time period. The credit is treated as a contribution to your certificate.

For example, assume: (1) your account value prior to the transfer to us was $100,000; (2) you incurred a withdrawal charge of 3%; and (3) you transferred $97,000 directly to us. You would be eligible to receive a credit of $3,000 to your certificate.

You should be aware that if your employer elects to make a withdrawal charge offset arrangement available under the contract, the separate account annual expenses charged under your certificate will be higher than under a contract that did not have a withdrawal charge offset arrangement selected by your employer. The increased charge will apply for the duration of your certificate, even if you do not receive a credit or were not eligible to receive a credit. The increase is used to help recover our cost in providing this credit under the contract and is determined based on factors such as: (1) the amount of potential participants this credit may apply to under your employer’s plan; and (2) whether or not we will be the sole contract provider under your employer’s plan. We may make a profit from the increased charge, as the separate

17

account annual expenses associated with your certificate may, over time, exceed the sum of the credit and any related earnings. You may wish to consider all of the products that are available to you under your employer plan’s offerings before deciding to purchase this certificate.

What are your investment options under the contract?

Your investment options, subject to any employer plan limitations, are the variable investment options, the guaranteed interest option, and the account for special dollar cost averaging available under the investment method you or your employer selects. See “Selecting your investment method” later in this section of the prospectus. We may, at any time, exercise our right to close a variable investment option to new contributions or transfers.

Subject to availability in your plan, if you are between the ages of 45 and 85, you have the option of allocating amounts to the Personal Income Benefit variable investment options. Allocations may be made by salary deferral contributions (pre-tax and Roth), employer contributions, and lump sum transfers and rollover contributions from another provider. Your allocation to the Personal Income Benefit variable investment options may also be a transfer from your Non-Personal Income Benefit investment options. Your initial allocation to the Personal Income Benefit variable investment options must total at least $1,000.

The amounts that you allocate to the Personal Income Benefit variable investment options may represent all or just a portion of your contribution or transfer. In other words, you do not have to allocate the full amount of any contribution or transfer to the Personal Income Benefit variable investment options. Through your allocation instructions to us, you can select from among the Personal Income Benefit variable investment options and the Non-Personal Income Benefit investment options available to you. Also, if you allocate amounts to the Personal Income Benefit variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop future allocations to these investment options. Once you begin receiving your Guaranteed Annual Withdrawal Amount payments, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options. Also, we reserve the right to limit or terminate contributions and transfers to the Personal Income Benefit variable investment options.

By allocating at least $1,000 of your total contribution or transfer amount to the Personal Income Benefit variable investment options, you are activating the Personal Income Benefit feature. This is the only way in which you can activate this benefit. No other action is required of you. If you do not wish to activate the Personal Income Benefit feature, you should not allocate any amount to the Personal Income Benefit variable investment options. All amounts allocated to the Personal Income Benefit variable investment options are subject to the terms and conditions of the Personal Income Benefit feature. Also, please note that a separate charge for the Personal Income Benefit feature will be incurred as of the date you allocate amounts to the Personal Income Benefit variable investment options.

Once you allocate amounts to the Personal Income Benefit variable investment options, such amounts may be transferred among the Personal Income Benefit variable investment options, but generally may not be transferred to the Non-Personal Income Benefit investment options. The Personal Income Benefit feature is discussed in detail later in this section under “Personal Income Benefit.”

Currently, the Personal Income Benefit variable investment options are limited to those listed below. It is important to note that they are also available without the Personal Income Benefit feature. To show that these variable investment options are available both with and without the Personal Income Benefit feature, our administrative forms and website often show separate lists for the Personal Income Benefit variable investment options and the Non-Personal Income Benefit variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the Personal Income Benefit feature and those amounts that you wish to have allocated to your Non-Personal Income Benefit variable investment options.

For allocations to your Personal Income Benefit account value	For allocations to your Non-Personal Income Benefit account value
• Personal Income Benefit EQ/Balanced Strategy	• EQ/Balanced Strategy
• Personal Income Benefit EQ/Conservative Growth Strategy	• EQ/Conservative Growth Strategy
• Personal Income Benefit EQ/Conservative Strategy	• EQ/Conservative Strategy
• Personal Income Benefit EQ/Moderate Growth Strategy	• EQ/Moderate Growth Strategy
• Personal Income Benefit EQ/AB Dynamic Moderate Growth	• EQ/AB Dynamic Moderate Growth

Variable Investment Options

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

You can choose from among the variable investment options, the guaranteed interest option and the account for special dollar cost averaging, subject to certain restrictions and your employer’s plan limitations.

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Portfolios of the Trusts

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors and Equitable Distributors, LLC (“Equitable Distributors”) (together, the “Distributors”) directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The affiliated Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

The Company or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios’ average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company and/or its affiliates may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the “EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓ ” under the column entitled “Volatility Management.”

You should be aware that having the Personal income benefit and/or certain other guaranteed benefits limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. See “Allocating your contributions” under “Contract features and benefits” for more information about the investment restrictions under your contract.

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Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy); and investment option restrictions in connection with any guaranteed benefit that include these Portfolios are designed to reduce the overall volatility of your Total account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your Total account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). This may effectively suppress the value of guaranteed benefit(s) that are eligible for periodic Ratchet Base resets because your Ratchet Base is available for resets only when your Personal Income Benefit account value is higher. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a “Δ” under the column entitled “Volatility Management.” Any such unaffiliated Portfolio is not identified under “Volatility Management” below in the chart. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Asset Transfer Program.  Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

EQ Premier VIP Trust(++) – Class B Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AGGRESSIVE ALLOCATION	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE ALLOCATION	Seeks to achieve a high level of current income.	• Equitable Investment Management Group, LLC	✓

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EQ Premier VIP Trust(++) – Class B Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/CONSERVATIVE-PLUS ALLOCATION	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/CORE PLUS BOND*(1)	Seeks to achieve high total return through a combination of current income and capital appreciation.	• Equitable Investment Management Group, LLC • Brandywine Global Investment Management, LLC • Loomis, Sayles & Company, L.P. • AXA Investment Managers, Inc.
EQ/MODERATE ALLOCATION	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE-PLUS ALLOCATION	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
TARGET 2015 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2025 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2035 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2045 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2055 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC

EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT DOUBLELINE DYNAMIC ALLOCATION	Seeks to achieve total return from long-term capital appreciation and income.	• Equitable Investment Management Group, LLC • DoubleLine Capital LP

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EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT DOUBLELINE OPPORTUNISTIC BOND	Seeks to maximize current income and total return.	• Equitable Investment Management Group, LLC • DoubleLine Capital LP
1290 VT EQUITY INCOME	Seeks a combination of growth and income to achieve an above-average and consistent total return.	• Equitable Investment Management Group, LLC • Barrow, Hanley, Mewhinney & Strauss LLC
1290 VT GAMCO SMALL COMPANY VALUE	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT HIGH YIELD BOND	Seeks to maximize current income.	• Equitable Investment Management Group, LLC • AXA Investment Managers, Inc. • Post Advisory Group, LLP
1290 VT SMALL CAP VALUE*(2)	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Horizon Kinetics Asset Management LLC
1290 VT SMARTBETA EQUITY*(3)	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • AXA Rosenberg Investment Management, LLC
1290 VT SOCIALLY RESPONSIBLE	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC
EQ/400 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC	✓
EQ/500 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC	✓

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EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/2000 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC	✓
EQ/AB DYNAMIC MODERATE GROWTH	Seeks to achieve total return from long-term growth of capital and income.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC	Δ
EQ/AB SMALL CAP GROWTH	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/AGGRESSIVE GROWTH STRATEGY*(4)	Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/ALL ASSET GROWTH ALLOCATION*(5)	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC
EQ/AMERICAN CENTURY MID CAP VALUE*(6)	Seeks to achieve long-term capital growth. Income is a secondary objective.	• Equitable Investment Management Group, LLC • American Century Investment Management, Inc.
EQ/BALANCED STRATEGY	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/BLACKROCK BASIC VALUE EQUITY	Seeks to achieve capital appreciation and secondarily, income.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • ClearBridge Investments, LLC	✓
EQ/COMMON STOCK INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/CONSERVATIVE GROWTH STRATEGY	Seeks current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓

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EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/CONSERVATIVE STRATEGY	Seeks a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CORE BOND INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/EMERGING MARKETS EQUITY PLUS	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • EARNEST Partners, LLC
EQ/EQUITY 500 INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500 Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500 Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • FIAM LLC
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Franklin Advisers, Inc.	✓
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Franklin Mutual Advisers, LLC	✓
EQ/GLOBAL BOND PLUS	Seeks to achieve capital growth and current income.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Wells Fargo Asset Management (International), Limited and Wells Capital Management, Inc.

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EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/GLOBAL EQUITY MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Morgan Stanley Investment Management Inc. • Invesco Advisers, Inc.	✓
EQ/GOLDMAN SACHS MID CAP VALUE	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Goldman Sachs Asset Management, L.P.
EQ/INTERMEDIATE GOVERNMENT BOND	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   Equitable Investment Management Group, LLC

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓
EQ/INTERNATIONAL EQUITY INDEX	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

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EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/INTERNATIONAL MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC	✓
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Harris Associates L.P.	✓
EQ/INVESCO COMSTOCK	Seeks to achieve capital growth and income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/INVESCO GLOBAL REAL ESTATE	Seeks to achieve total return through growth of capital and current income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Invesco Asset Management Ltd.
EQ/INVESCO GLOBAL*(7)	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/INVESCO INTERNATIONAL GROWTH	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/JANUS ENTERPRISE*(8)	Seeks to achieve capital growth.	• Equitable Investment Mangement Group, LLC • Janus Capital Management LLC
EQ/JPMORGAN VALUE OPPORTUNITIES	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • J.P. Morgan Investment Management Inc.
EQ/LARGE CAP CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Capital International, Inc. • Thornburg Investment Management, Inc. • Vaughan Nelson Investment Management	✓

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EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/LARGE CAP GROWTH INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   Equitable Investment Management Group, LLC

•   BlackRock Investment Management, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓
EQ/LARGE CAP VALUE INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓
EQ/LAZARD EMERGING MARKETS EQUITY	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Lazard Asset Management LLC
EQ/LOOMIS SAYLES GROWTH	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.

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EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MFS INTERNATIONAL GROWTH	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS INTERNATIONAL INTRINSIC VALUE*(9)	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)
EQ/MFS MID CAP FOCUSED GROWTH	Seeks to provide growth of capital.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS TECHNOLOGY	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)
EQ/MFS UTILITIES SERIES	Seeks to achieve total return.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)
EQ/MID CAP INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

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EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MID CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Wellington Management Company, LLP	✓
EQ/MODERATE GROWTH STRATEGY	Seeks long-term capital appreciation and current income, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/MONEY MARKET(+)	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• Equitable Investment Management Group, LLC • BNY Mellon Investment Adviser, Inc.
EQ/MORGAN STANLEY SMALL CAP GROWTH*(10)	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Morgan Stanley Investment Management Inc.
EQ/PIMCO GLOBAL REAL RETURN	Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO ULTRA SHORT BOND	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/QUALITY BOND PLUS	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company, LLC
EQ/SMALL COMPANY INDEX	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

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EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/T. ROWE PRICE GROWTH STOCK	Seeks to achieve long-term capital appreciation and secondarily, income.	• Equitable Investment Management Group, LLC • T. Rowe Price Associates, Inc.
EQ/WELLINGTON ENERGY	Seeks to provide capital growth and appreciation.	• Equitable Investment Management Group, LLC • Wellington Management Company
MULTIMANAGER AGGRESSIVE EQUITY	Seeks to achieve long-term growth of capital.

•   AllianceBernstein L.P.

•   Equitable Investment Management Group, LLC

•   ClearBridge Investments, LLC

•   1832 Asset Management U.S., Inc.

•   T. Rowe Price Associates, Inc.

•   Westfield Capital Management Company, L.P.

MULTIMANAGER CORE BOND	Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.	• Equitable Investment Management Group, LLC • BlackRock Financial Management, Inc. • DoubleLine Capital L.P. • Pacific Investment Management Company LLC • SSgA Funds Management, Inc.
MULTIMANAGER TECHNOLOGY	Seeks to achieve long-term growth of capital.	• Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • AllianceBernstein L.P. • Wellington Management Company, LLP

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AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series II Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	The fund seeks capital appreciation.	• Invesco Advisers, Inc.
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	The fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.	• Invesco Advisers, Inc.
INVESCO V.I. HIGH YIELD FUND	The fund’s investment objective is total return, comprised of current income and capital appreciation.	• Invesco Advisers, Inc. • Sub-Adviser: Invesco Canada Ltd.
INVESCO V.I. MID CAP CORE EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.
INVESCO V.I. SMALL CAP EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.

American Funds Insurance Series® – Class 4 Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
BOND FUND	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.	• Capital Research and Management Company

Fidelity® Variable Insurance Products (VIP) – Service Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poors® 500 Index (S&P 500®).	• Fidelity Management and Research Company (FMR)
FIDELITY® VIP MID CAP PORTFOLIO	Seeks long-term growth of capital.	• Fidelity Management and Research Company (FMR)

Franklin Templeton Variable Insurance Products (VIP) – Service Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
TEMPLETON GLOBAL BOND VIP FUND	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	• Franklin Advisers, Inc.

Ivy Variable Insurance Portfolios Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
IVY VIP HIGH INCOME	To seek to provide total return through a combination of high current income and capital appreciation.	• Ivy Investment Management Company (IICO)
IVY VIP SMALL CAP GROWTH	To seek to provide growth of capital.	• Ivy Investment Management Company (IICO)

MFS® Variable Insurance Trusts – Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
MFS® INVESTORS TRUST SERIES	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management

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PIMCO Variable Insurance Trust – Advisor Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	Seeks maximum real return consistent with prudent investment management.	• Pacific Investment Management Company LLC

VanEck VIP Trust – S Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
VANECK VIP GLOBAL HARD ASSETS FUND	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	• Van Eck Associates Corporation
(+)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(++)	Formerly known as AXA Premier VIP Trust.
(*)

The chart below reflects the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the “FN” column corresponds with the number contained in the table above.

FN	Variable Investment Option’s Former Name

(1)	Charter Multi-Sector Bond

(5)	All Asset Growth-Alt 20

(7)	EQ/Oppenheimer Global

(9)	EQ/MFS International Value
(*)

This information reflects the merger of variable investment options. The chart below reflects the acquired variable investment which may continue to be used in certain documents for a period of time after the date of this prospectus, and the acquiring variable investment option. The number in the “FN” column corresponds with the number contained in the table above.

FN	Acquired Variable Investment Option	Acquiring Variable Investment Option

(2)	Charter Small Cap Value	1290 VT Small Cap Value

(3)	EQ/Templeton Global Equity Managed Volatility	1290 VT SmartBeta Equity

(4)	EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy

(5)	Charter Moderate	All Asset Growth – Alt 20

(6)	Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

(8)	Multimanager Mid Cap Growth	EQ/Janus Enterprise

(10)	Charter Small Cap Growth	EQ/Morgan Stanley Small Cap Growth

You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of the Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at (800) 628-6673.

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Guaranteed interest option

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in “More information” later in this prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)	the minimum interest rate guaranteed over the life of the certificate,

(2)	the annual minimum guaranteed interest rate for the calendar year, and

(3)	the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

Depending on the year and the state where the contract is issued, your lifetime minimum guaranteed interest rate ranges from 1.00% to 1.75%. For new certificate issued in 2020, the lifetime minimum guaranteed interest rate is 1.00%. The annual minimum guaranteed interest rate for 2020 is the same as your lifetime minimum guaranteed interest rate. The lifetime minimum guaranteed interest rate is shown in your certificate. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current interest rates will never be less than the annual minimum guaranteed interest rate. Check with your financial professional as to which rate applies in your state.

We reserve the right to limit contributions to the guaranteed interest option. See “Allocating your contributions” later in this section for more information.

There is no market value adjustment deduction in connection with any transfer of account value out of the guaranteed interest option due to changes in interest rates. A withdrawal from the certificate itself, however, may result in a withdrawal charge. For more information, see “Withdrawal charge” under “Charges and expenses” later in this prospectus.

Account for special dollar cost averaging

The account for special dollar cost averaging is part of our general account. We may pay interest at enhanced guaranteed rates in this account for specified time periods. However, we are under no obligation to offer enhanced guaranteed rates at any point in time. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. The guaranteed rate in effect on the participation date for each of the time periods available will be shown in your certificate. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See “Allocating your contributions” below for rules and restrictions that apply to the special dollar cost averaging program.

Selecting your investment method

Your employer or you must choose one of the following two methods for selecting your investment options:

•

Maximum investment options choice. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers subject to our rules. Also, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

•

Maximum transfer flexibility. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart. You can make transfers subject to our rules.

You may prefer the “Maximum investment options choice” method if investing in more conservative variable investment options is important to you. On the other hand, you may prefer the “Maximum transfer flexibility” method if you are less interested in investing in conservative variable investment options and want to be able to freely transfer amounts out of the guaranteed interest option. Please consult with your financial professional to determine which investment method is appropriate for you.

These investment methods do not apply to the Personal Income Benefit variable investment options. Regardless of whether you allocate amounts to the Personal Income Benefit variable investment options, you may select either investment method for your Non-Personal Income Benefit account value allocations.

Under either method, we may, at any time, exercise our right to close a variable investment option to new contributions or transfers.

For more information on our rules that apply to transfers, see “Transferring your account value” and “Disruptive transfer activity” under “Transferring your money among investment options” later in this prospectus.

Temporary removal of transfer restrictions that apply to the investment methods.  From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the “Maximum investment options choice” method, for a limited time there will be no restrictions on the amount you could transfer out of the guaranteed interest option listed in group “A.” If you elect the “Maximum transfer flexibility” method, for a limited time you will be able to use the fixed income variable investment options listed in group “B.”

33

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the “Maximum investment options choice” method, limits on transfers out of the guaranteed interest option will again apply. If you elect the “Maximum transfer flexibility” method, you will no longer be permitted to allocate new contributions to, or transfer amounts into, the variable investment options in group B (including through our rebalancing program). However, amounts that are in any investment options that are not available under “Maximum transfer flexibility” can remain in these options.

Investment Options

A

•	Guaranteed Interest Option

Domestic Equity

•	1290 VT Equity Income
•	1290 VT GAMCO Small Company Value
•	1290 VT Small Cap Value(2)
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth
•	EQ/American Century Mid Cap Value(2)
•	EQ/BlackRock Basic Value Equity
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Equity 500 Index
•	EQ/Fidelity® Institutional AM® Large Cap
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Invesco Comstock
•	EQ/Invesco Mid Cap Core Equity
•	EQ/Janus Enterprise(2)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Loomis Sayles Growth
•	EQ/MFS® Mid Cap Focused Growth
•	EQ/MFS® Technology
•	EQ/MFS® Utilities
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Morgan Stanley Small Cap Growth(2)
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/Wellington Energy
•	Fidelity® VIP Equity Income
•	Fidelity® VIP Mid Cap
•	Invesco Oppenheimer V.I. Main Street
•	Invesco V.I. Diversified Dividend
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Small Cap Growth
•	MFS® Investors Trust
•	MFS® Massachusetts Investors Growth Stock
•	Multimanager Aggressive Equity
•	Multimanager Technology
•	PIMCO CommodityRealReturn® Strategy
•	VanEck VIP Global Hard Assets

International/Global

•	1290 VT SmartBeta Equity(2)
•	EQ/Emerging Markets Equity PLUS
•	EQ/Global Equity Managed Volatility
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Global(1)
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Lazard Emerging Markets Equity
•	EQ/MFS® International Growth
•	EQ/MFS® International Intrinsic Value(1)

Asset Allocation

•	1290 VT DoubleLine Dynamic Allocation
•	EQ/AB Dynamic Moderate Growth
•	EQ/Aggressive Allocation
•	EQ/Aggressive Growth Strategy(2)
•	EQ/All Asset Growth Allocation(1)(2)
•	EQ/Balanced Strategy
•	EQ/Conservative Allocation
•	EQ/Conservative Growth Strategy
•	EQ/Conservative-Plus Allocation
•	EQ/Conservative Strategy
•	EQ/Franklin Balanced Managed Volatility
•	EQ/Franklin Templeton Allocation Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

B

Fixed income

•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT High Yield Bond
•	American Funds Insurance Series® Bond
•	EQ/Core Bond Index
•	EQ/Core Plus Bond(1)
•	EQ/Global Bond PLUS
•	EQ/Intermediate Government Bond
•	EQ/Money Market
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	Invesco V.I. High Yield
•	Ivy VIP High Income
•	Multimanager Core Bond
•	Templeton Global Bond VIP

(1)

This is the variable investment option’s new name. Please see “Portfolios of the Trusts” earlier in this prospectus for the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus.

(2)

This is the surviving variable investment option of a Portfolio merger. Please see “Portfolios of the Trust” earlier in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

The Target Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Allocation investment option reaches its respective target date, we reserve the right to make it a group “B” investment option. Please note that if you select the “Maximum transfer flexibility” method, and you allocate any contributions or account value to any of the Target Allocation investment options, you will be deemed to have changed to the “Maximum investment option choice” method. This change to your investment method will occur when you change your allocation instruction to include a Target Allocation investment option or when you make a transfer to a Target Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the “B” investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the “Maximum transfer flexibility” method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may currently choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the Maximum investment options choice investment method.

ERISA considerations for employers

If the employer’s plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 (“ERISA”) Section 404(c), the employer or the plan trustee must make sure that the investment options

34

chosen for the plan constitute a broad range of investment choices as required by the Department of Labor’s (“DOL”) regulation under ERISA Section 404(c). See “Tax information” later in this prospectus.

Allocating your contributions

Once your employer or you, whichever applies, have made your investment method choice, you may allocate your contributions to one or more or all of the investment options that have been chosen, subject to any restrictions under the investment method you choose. Allocations to the guaranteed interest option are limited to no more than 25% of any contribution. Currently, we are relaxing this limitation. If we decide to change our limitations on allocations to the guaranteed interest, we will provide you with notice of at least 45 days. We may, at any time, exercise our right to close a variable investment option to new contributions or transfers.

Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Also, you may choose special dollar cost averaging (described below) to allocate your contributions under your certificate. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in “Determining your certificate’s value” later in this prospectus.

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your Equitable Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

Personal Income Benefit variable investment options

Subject to availability in your plan and state, if you are between the ages of 45 and 85, for an additional charge you may activate the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options. Your initial allocation to the Personal Income Benefit variable investment options must total at least $1,000. For amounts you decide to allocate in connection with this feature, your investment options will be limited to the Personal Income Benefit variable investment options discussed in detail below. In general, allocating contributions and transfers to the Personal Income Benefit variable investment options is the primary way of increasing your Guaranteed Annual Withdrawal Amount. All amounts allocated to the Personal Income Benefit variable investment options are subject to the terms and conditions of the Personal Income Benefit feature, which include restrictions on your ability to make transfers to the Non-Personal Income Benefit investment options.

You must select one of the investment methods discussed above (the “Maximum investment options choice” and “Maximum transfer flexibility”) for your Non-Personal Income Benefit account value allocations. If you allocate account value to the Personal Income Benefit variable investment options, you may select either investment method for your Non-Personal Income Benefit account value.

The amounts you allocate to the Personal Income Benefit variable investment options may represent all, or a portion of, your contribution. If you allocate amounts to the Personal Income Benefit variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop allocations to these investment options.

Currently, the Personal Income Benefit variable investment options are limited to the those listed below. It is important to note that they are also available without the Personal Income Benefit feature. To show that these variable investment options are available both with and without the Personal Income Benefit feature, our administrative forms and website often show separate lists for the Personal Income Benefit variable investment options and the Non-Personal Income Benefit variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the Personal Income Benefit feature and those amounts that you wish to have allocated to your Non-Personal Income Benefit variable investment options.

For allocation to your Personal Income Benefit account value	For allocation to your Non-Personal Income Benefit account value
• Personal Income Benefit EQ/Balanced Strategy	• EQ/Balanced Strategy
• Personal Income Benefit EQ/Conservative Growth Strategy	• EQ/Conservative Growth Strategy
• Personal Income Benefit EQ/Conservative Strategy	• EQ/Conservative Strategy
• Personal Income Benefit EQ/Moderate Growth Strategy	• EQ/Moderate Growth Strategy
• Personal Income Benefit EQ/AB Dynamic Moderate Growth	• EQ/AB Dynamic Moderate Growth

Upon advance notice to you, we reserve the right to add or remove Personal Income Benefit variable investment options at our sole discretion.

Please see “Personal Income Benefit” later in this prospectus for more information about this feature.

Once your contributions are allocated to the investment options, they become a part of your account value. Amounts allocated to the Personal Income Benefit variable investment options will become part of your “Personal Income Benefit account value.” Amounts allocated to the other available investment options, or “Non-Personal Income Benefit investment options,” will become part of your “Non-Personal Income Benefit account value.” We discuss account value in “Determining your certificate’s value” later in this prospectus.

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Special dollar cost averaging

Special dollar cost averaging allows you to gradually allocate amounts by periodically transferring approximately the same dollar amount to up to 10 variable investment options you select. Periodic allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. This program, however, does not guarantee that you will earn a profit or be protected against losses.

During the first five participation years, you may choose to allocate all or a portion of any eligible rollover or direct transfer contribution to the account for special dollar cost averaging. See “How you can contribute to your certificate” in “Contract features and benefits” for details on what contributions are eligible under both governmental employer EDC and TSA contracts.

Contributions into the account may not be transfers from other investment options. Also, on-going payroll contributions into the account are not permitted. Your initial allocation to the special dollar cost averaging program must be at least $2,000 and any additional contribution to that same time period must be at least $250.

You may have your account value transferred to any of the variable investment options available under the contract, including the Personal Income Benefit variable investment options (if available). No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option.

We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Please note that any time period selected must begin before the fifth participation date anniversary. You may only have one time period in effect at any time and once you select a time period, you may not change it. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact one of our customer service representatives.

Contribution(s) made to the special dollar cost averaging program will be credited with the interest rate on the date the first contribution is received by the Company and allocated to the time period initially selected by you. Once the time period you selected has ended, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

The first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options and the guaranteed interest option according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. If you request to transfer or withdraw any other amounts (including a loan request) from the account for special dollar cost averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the variable investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may change your allocations for transfers from the account for special dollar cost averaging at any time. Also, you may ask us to cancel your participation in the program at any time. If you do so, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the variable investment options according to the percentages for special dollar cost averaging we have on file for you.

If we exercise our right to terminate transfers into the Personal Income Benefit variable investment options and your program has transfers designated to those investment options, your program will run to its conclusion. Also, if we exercise our right to terminate contributions or transfers to the Personal Income Benefit variable investment options, those investment options cannot be selected as part of a new special dollar cost averaging program.

If your program has transfers designated to the Personal Income Benefit variable investment options and you elect to begin receiving Guaranteed Annual Withdrawal Amount payments, you will be deemed to have terminated the program. The value you have remaining in the program will be transferred to the variable investment options prior to calculating your Guaranteed Annual Withdrawal Amount payments.

Unallocated account

When we receive cash transferred from a prior funding vehicle, the transferred amount will be credited as one lump sum to the plan’s unallocated account. Any amount held in the plan’s unallocated account becomes part of our guaranteed interest option and will be credited with interest at the rate applicable to amounts held in the guaranteed interest option. The transferred amount will remain in the plan’s unallocated account until we have received all the information we require, including properly completed forms, to effect a transfer from the plan’s unallocated account to a participant account. With respect to each participant, we will allocate amounts to each participant’s account only after the employer

36

provides instructions that are acceptable and necessary in order to complete the allocation process. We reserve the right to limit the period during which such instructions may be received to no more than 10 days from the initial transfer into the plan’s unallocated account and to return funds to the employer for which transfer information has not been timely received in good order. In no event will we hold the transferred assets in the unallocated account for more than 105 days from the contract date. Under no circumstances will we be required to transfer to participant accounts an amount in aggregate greater than the amount deposited by the employer plus such interest as we credited to the unallocated account, unless otherwise expressly agreed upon between the employer and us.

The employer is solely responsible for effectuating the asset transfers in accordance with all applicable laws and regulations.

Personal Income Benefit

This section describes the Personal Income Benefit. The Personal Income Benefit may not be available in all contracts or in all states. See Appendices III and IV later in this prospectus for more information on state availability and/or variations of certain features or benefits. For an additional charge, the Personal Income Benefit guarantees that you can take withdrawals from your Personal Income Benefit account value up to a maximum amount per contract year (your “Guaranteed Annual Withdrawal Amount”) during your lifetime (or your spouse’s lifetime if Joint life payments are elected) even if your Personal Income Benefit account value falls to zero unless it is caused by a withdrawal that exceeds your Guaranteed Annual Withdrawal Amount. In order to activate the Personal Income Benefit, you must meet the following two requirements:

(1)	You must be between the ages of 45 and 85.

-AND-

(2)	You must allocate a minimum of $1,000 to your Personal Income Benefit account value, either through a new contribution or a one-time transfer from your Non-Personal Income Benefit account value.

As discussed in more detail below, the maximum Guaranteed Annual Withdrawal Amount is calculated based on contributions and transfers to your Personal Income Benefit account value, each multiplied by an applicable rate, plus any additional amount that may result from a Ratchet increase, described in more detail below.

The charge for the Personal Income Benefit will be deducted from your Personal Income Benefit account value on each participant date anniversary. For a description of how the charge is deducted, see “Personal Income Benefit charge” later in “Charges and expenses.”

For amounts allocated in connection with the Personal Income Benefit, your investment options will be limited to the Personal Income Benefit variable investment options. Amounts allocated to the Personal Income Benefit variable investment options make up your Personal Income Benefit account value. See

“Personal Income Benefit variable investment options” in “Allocating your contributions” earlier in this section.

Please note that you are not required to activate the Personal Income Benefit and should consider the cost and benefits before doing so. You should not activate this benefit if you plan to take withdrawals from your Personal Income Benefit account value in excess of your Guaranteed Annual Withdrawal Amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see “Effect of Personal Income Benefit Early and Excess withdrawals” below in this section).

Prior to allocating amounts to the Personal Income Benefit variable investment options, you should check with your employer on the rules and limitations that may apply for taking withdrawals from your Personal Income Benefit account value.

Determining your Guaranteed Annual Withdrawal Amount

Your Guaranteed Annual Withdrawal Amount is calculated based on the following:

•	contributions to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Withdrawal Rate; plus

•	transfers to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Transfer Withdrawal Rate; plus

•

any Ratchet increase of your Ratchet Base on your participant date anniversary, multiplied by a weighted average of the Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates previously applied to your certificate.

These amounts will continue to be added together to arrive at your total Guaranteed Annual Withdrawal Amount. Your Guaranteed Annual Withdrawal Amount, as of the end of the quarter, will be shown on your Statement of Account. Once you begin to take Guaranteed Annual Withdrawal Amount payments:

•	contributions and transfers to the Personal Income Benefit variable investment options are not permitted;

•	your Guaranteed Annual Withdrawal Amount will never decrease as long as there are no Personal Income Benefit Excess withdrawals; and

•	your Guaranteed Annual Withdrawal Amount may increase as the result of a Ratchet increase of your Ratchet Base.

The Guaranteed Withdrawal Rate and Guaranteed Transfer Withdrawal Rate

With the Personal Income Benefit, there are two rates applicable at all times. We apply the Guaranteed Withdrawal Rate (“GWR”) to amounts you contribute to the Personal Income Benefit variable investment options, including salary deferral contributions and employer contributions. We apply the Guaranteed Transfer Withdrawal Rate (“GTWR”) to amounts

37

you transfer to the Personal Income Benefit variable investment options from the other investment options in your EQUI-VEST® Strategies certificate, lump sum transfers from other providers and rollovers.

The GWR is tied to the Ten-Year Treasuries Formula Rate described below. The GWR is set at the beginning of each calendar quarter, however, we reserve the right to set the GWR at the beginning of each calendar month.

The GWR is calculated using the Ten-Year Treasuries in effect for that quarter, plus a percentage that ranges from 0.25% to 1.00% based on your age at the beginning of the calendar quarter. The percentage is 1.00% if you are between ages 45 and 50, and declines by 0.05% each year until it reaches 0.25% at age 65.

If, at the beginning of a calendar quarter, the GWR calculation results in a rate lower than 2.5%, we will set the rate to a minimum of 2.5%. On the other hand, if the GWR calculation results in a rate greater than 7%, we are under no obligation to set that higher rate. In our sole discretion, we may declare a GWR that is greater, but not less than the rate generated by the GWR calculation.

•

Ten-Year Treasuries Formula Rate.  For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th of the last month of the preceding calendar quarter. U.S. Treasury rates will be determined from the Federal Reserve Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

The GTWR is set at the beginning of each month and will never be less than 2.5%. In our sole discretion, we may declare a GTWR that is greater than 2.5%.

Please note that while the GWR and GTWR are subject to the same stated minimum of 2.5%, we reserve the right to declare a GTWR that is higher or lower than the GWR. During certain periods, the declared rates for the GWR and GTWR may be the same.

The following examples are designed to show the basics as to how your Guaranteed Annual Withdrawal Amount is calculated. The Personal Income Benefit account value used in these examples is after the deduction of all applicable fees and charges.

EXAMPLE 1: Activating the Personal Income Benefit feature

Assume you are eligible to activate the Personal Income Benefit feature and have $50,000 in your EQUI-VEST® Strategies certificate. You then make a one-time transfer of $1,000 from your Non-Personal Income Benefit account value to the Personal Income Benefit variable investment options. The GTWR at the time is 3%. Your amounts under the Personal Income Benefit are calculated as follows:

•	Your Personal Income Benefit account value is $1,000.
•	Your Ratchet Base is $1,000.

•	Your Guaranteed Annual Withdrawal Amount (“GAWA”) is $30. ($1,000 x 3%).

EXAMPLE 2: Building your Guaranteed Annual Withdrawal Amount with Contributions

Assume you activated the feature as described in EXAMPLE 1 on December 1st and decide to make on-going contributions that amount to $200 to the Personal Income Benefit variable investment options on the 15th of each month for a six-month period starting in January of the following year. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of the GWR to six monthly contributions and the resulting values.

Date	Transfer	GTWR	New GAWA	Total GAWA	Ratchet Base(*)	Personal Income Benefit account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000

Date	Contribution	GWR	New GAWA	Total GAWA	Ratchet Base(*)	Personal Income Benefit account value
Jan. 15	$200	3%	$6	$36	$1,200	$1,200
Feb. 15	$200	3%	$6	$42	$1,400	$1,400
Mar. 15	$200	3%	$6	$48	$1,600	$1,600
Apr. 15	$200	4%	$8	$56	$1,800	$1,800
May 15	$200	4%	$8	$64	$2,000	$2,000
Jun. 15	$200	4%	$8	$72	$2,200	$2,200
(*)	The Ratchet Base is described in more detail below.

EXAMPLE 3: Building Your Guaranteed Annual Withdrawal Amount with Contributions and Transfers

Assume you activated the benefit as described in EXAMPLE 1 on December 1st and continue to make on-going contributions of $200 to the Personal Income Benefit variable investment options as described in EXAMPLE 2. For the purposes of this example, now assume that you make monthly transfers of $100 from your Non-Personal Income Benefit investment options to the Personal Income Benefit variable investment options on the 1st of each month beginning on January 1st. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of both the GWR and the GTWR at the same time, building your Guaranteed Annual Withdrawal Amount and Personal Income Benefit account value through both contributions and transfers.

Date	Transfer	GTWR	New GAWA	Total GAWA	Ratchet Base(*)	Personal Income Benefit account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000

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Date	Contribution or Transfer	GWR or GTWR(**)	New GAWA	Total GAWA	Ratchet Base(*)	Personal Income Benefit account value
Jan. 1	$100	3%	$3	$33	$1,100	$1,100
Jan. 15	$200	3%	$6	$39	$1,300	$1,300
Feb. 1	$100	3%	$3	$42	$1,400	$1,400
Feb. 15	$200	3%	$6	$48	$1,600	$1,600
Mar. 1	$100	3%	$3	$51	$1,700	$1,700
Mar. 15	$200	3%	$6	$57	$1,900	$1,900
Apr. 1	$100	3.50%	$3.50	$60.50	$2,000	$2,000
Apr. 15	$200	4%	$8	$68.50	$2,200	$2,200
May 1	$100	3.50%	$3.50	$72	$2,300	$2,300
May 15	$200	4%	$8	$80	$2,500	$2,500
Jun. 1	$100	3.50%	$3.50	$83.50	$2,600	$2,600
Jun. 15	$200	4%	$8	$91.50	$2,800	$2,800
(*)	The Ratchet Base is described in more detail below.
(**)	The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.

Ratchet Base and the Annual Ratchet

The Personal Income Benefit feature includes a Ratchet component that may increase your Guaranteed Annual Withdrawal Amount based on the performance of your Personal Income Benefit variable investment options. Your Ratchet Base initially equals contributions and transfers to the Personal Income Benefit variable investment options and is recalculated on each participation date anniversary to equal the greater of your Personal Income Benefit account value and the most recent Ratchet Base. If your Personal Income Benefit account value is greater, we will “ratchet,” or increase, your Ratchet Base to equal your Personal Income Benefit account value. You are eligible for annual ratchets on each participation date anniversary both before and after you begin receiving your Guaranteed Annual Withdrawal Amount payments. If the Ratchet Base is increased, the difference between the prior Ratchet Base and the increased Ratchet Base will be multiplied by a weighted average of the previous Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates to determine the additional amount that will be added to your Guaranteed Annual Withdrawal Amount (the “Ratchet increase”). This weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base.

If an annual ratchet is not applicable on your participation date anniversary, the Ratchet Base will not be eligible for a ratchet until the next participation date anniversary. The Ratchet Base is decreased on a pro rata basis due to Early and Excess withdrawals. The Ratchet Base is not reduced by Guaranteed Annual Withdrawal Amount payments once you begin receiving such payments. Please note that it is less likely you will receive a Ratchet increase after you begin receiving your Guaranteed Annual Withdrawal Amount payments. See “Accessing your money” later in this prospectus.

The following examples are designed to show how the Ratchet Base works. In these examples, assume the Personal Income Benefit was activated on your participation date anniversary – December 1st. Next, assume that you make monthly contributions to the Personal Income Benefit variable investment options for 11 consecutive months with no transfers to the Personal Income Benefit variable investment options from your Non-Personal Income Benefit investment options. In order to demonstrate the operation of the annual ratchet of the Ratchet Base, and the Ratchet increase, further assume that your Personal Income Benefit account value at the end of the participation date anniversary is $3,000.

Date	Transfer	GTWR(*)	New GAWA	Total GAWA	Ratchet Base	Personal Income Benefit account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000
Date	Contribution	GWR(*)	New GAWA	Total GAWA	Ratchet Base	Personal Income Benefit account value(**)
Jan. 1	$100	3%	$3	$33	$1,100	$1,100
Feb. 1	$200	3%	$6	$39	$1,300	$1,280
Mar. 1	$100	3%	$3	$42	$1,400	$1,100
Apr. 15	$200	3.5%	$7	$49	$1,600	$1,600
May 1	$100	3.5%	$3.50	$52.50	$1,700	$1,760
Jun. 15	$200	3.5%	$7	$59.50	$1,900	$1,650
Jul. 1	$100	3.5%	$3.50	$63	$2,000	$2,100
Aug. 15	$200	3.5%	$7	$70	$2,200	$2,380
Sep. 1	$100	3.5%	$3.50	$73.50	$2,300	$2,580
Oct. 15	$200	3%	$6	$79.50	$2,500	$2,860
Nov. 1	$100	3%	$3	$82.50	$2,600	$2,960
(*)	The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.
(**)

The changes to the Personal Income Benefit account value represent hypothetical investment gains and losses due to the performance of the Personal Income Benefit variable investment options. This example shows a Personal Income Benefit account value that is greater than the Ratchet Base at the end of the participation year. Please note that if the Personal Income Benefit account value was lower than the Ratchet Base at the end of the participation year, there would be no annual ratchet and no increase to the Guaranteed Annual Withdrawal Amount.

In this example, on Dec. 1 (the participation date anniversary), the most recent Ratchet Base ($2,600) is compared to the Personal Income Benefit account value ($3,000) on the participation date anniversary. Because the Personal Income Benefit account value is greater, the Ratchet Base is increased to $3,000. The Total Guaranteed Annual Withdrawal Amount is also increased due to the $400 increase in the Ratchet Base. The increase to the Guaranteed Annual Withdrawal Amount is calculated by multiplying the increase to the Ratchet Base ($400) by the weighted average of the prior GWRs and GTWRs applied to contributions and transfers, any prior Ratchet increases and any Personal Income Benefit Early or Excess withdrawals. The weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base. Here, the increase to the Guaranteed Annual Withdrawal Amount is calculated as follows:

$82.50 ÷ $2600 = 3.17%

3.17% x $400 = $12.69

$82.50 + $12.69 = $95.19

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Electing to take your Guaranteed Annual Withdrawal Amount

You may elect to take your Guaranteed Annual Withdrawal Amount payments through one of our automatic payment plans or you may take unscheduled withdrawals. All withdrawals reduce your Personal Income Benefit account value on a dollar-for-dollar basis, but do not reduce your Ratchet Base. Withdrawals will reduce your minimum death benefit on a pro rata basis. See “Withdrawing your account value” under “Accessing your money” later in this prospectus for more information.

In order to start taking Guaranteed Annual Withdrawal Amount payments, you must be at least 59 1/2 and, in most cases, separated from employment with the employer that sponsored the plan. Certain employers’ plans may allow you to elect Guaranteed Annual Withdrawal Amount payments while still employed by the employer sponsoring the plan. You must also notify your plan in a form acceptable to the plan and the Company. The Guaranteed Annual Withdrawal Amount election date will be the business day we receive all information required to process your election at our processing office. After we receive your election, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options.

Your Guaranteed Annual Withdrawal Amount is calculated on a single life basis. However, when you elect to start receiving Guaranteed Annual Withdrawal Amount payments, you may elect payments on a joint life basis. Please note, payments on a joint life basis are only available for the spouse of a participant as defined under the Federal Defense of Marriage Act. Under a joint life basis, Guaranteed Annual Withdrawal Amount payments are guaranteed for the life of both you and your spouse. You may drop the joint life, but you will not be able to name a new joint life and payments will continue to be made in the same amount. The Guaranteed Annual Withdrawal Amount payments on a joint life basis will be less than those available under the single life basis. If you elect a joint life basis, your certificate will continue to be eligible for a Ratchet increase after your death.

Guaranteed Annual Withdrawal Amount payments are designed to begin at age 65. You may decide to elect to take your Guaranteed Annual Withdrawal Amount payments after age 59 1/2 and before age 65, but this will result in a decrease of all future Guaranteed Annual Withdrawal Amount payments, as indicated below.

Payments Begin at Age	Reduction to GAWA
59 1/ 2	25%
60	25%
61	20%
62	15%
63	10%
64	5%

For example, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 63, your adjusted Guaranteed Annual Withdrawal Amount will be $4,500. ($5,000 reduced by 10%, or $500).

You may also elect to defer beginning your Guaranteed Annual Withdrawal Amount payments until after age 65, which will result in an increase of your Guaranteed Annual Withdrawal Amount, as indicated below.

Payments Begin at Age	Increase to GAWA
66	102%
67	104%
68	106%
69	108%
70 and older	110%

Using the same example as above, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 68, your adjusted Guaranteed Annual Withdrawal Amount will be $5,300 ($5,000 increased by 6%, or $300).

Your Guaranteed Annual Withdrawal Amounts are not cumulative from year to year. If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

The withdrawal charge, if applicable under the EQUI-VEST® Strategies contract, is waived for withdrawals up to the Guaranteed Annual Withdrawal Amount. However, all withdrawals, including withdrawals from your Non-Personal Income Benefit account value, are counted toward your 10% free withdrawal amount. See “Withdrawal charge” in “Charges and expenses” later in this prospectus.

You may take your lifetime required minimum distributions without losing the value of the Personal Income Benefit, provided you comply with the conditions described under “Lifetime required minimum distribution withdrawals” in “Accessing your money” later in this prospectus, including utilizing our RMD automatic withdrawal option. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

If you experience a financial hardship or unforeseeable emergency that causes you to take a withdrawal from your Personal Income Benefit account value, this withdrawal does not start your Guaranteed Annual Withdrawal Amount payments, but will result in a reduction of your Guaranteed Annual Withdrawal Amount. For more information about how a hardship or unforeseeable emergency withdrawal will impact the Guaranteed Annual Withdrawal Amount, see “Hardship and unforeseeable emergency withdrawals” in “Accessing your money” later in this prospectus.

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Transferring your Personal Income Benefit account value

Amounts allocated to the Personal Income Benefit variable investment options can always be transferred to other Personal Income Benefit variable investment options, but cannot be transferred to the Non-Personal Income Benefit investment options. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. You may wish to transfer amounts out of the Personal Income Benefit variable investment options if you no longer want to pay the Personal Income Benefit charge, or if you determine that Guaranteed Annual Withdrawal Amount payments are not part of your overall retirement strategy, or if you want to allocate those amounts to Non-Personal Income Benefit variable investment options. Please note that if you utilize this exception, you will forfeit your Guaranteed Annual Withdrawal Amount and we will not refund the Personal Income Benefit charges you paid.

If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will terminate the Personal Income Benefit feature and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit feature from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the amounts to be transferred. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.

For example, assume the following:

•	your Non-Personal Income Benefit account value is $5,000;

•	your Personal Income Benefit account value is $2,960; and

•	your Guaranteed Annual Withdrawal Amount is $95.19.

If you decide to discontinue the Personal Income Benefit feature by transferring amounts out of the Personal Income Benefit account value, your Non-Personal Income Benefit account value will be $7,960 (minus a pro rata portion of the Personal Income Benefit charge applied to your Personal Income Benefit account value), your Personal Income Benefit account value will be $0 and your Guaranteed Annual Withdrawal Amount will be $0.

Effect of Personal Income Benefit Early and Excess withdrawals

A Personal Income Benefit Early withdrawal is caused when you take a withdrawal from your Personal Income Benefit account value before you have elected to begin receiving your Guaranteed Annual Withdrawal Amount payments.

If you take a Personal Income Benefit Early withdrawal, you are still permitted to make contributions and transfers to, or take loans from, the Personal Income Benefit variable investment options.

A Personal Income Benefit Excess withdrawal is caused when you withdraw more than your Guaranteed Annual Withdrawal Amount in any participation year from your Personal Income Benefit account value. Once a withdrawal (including a hardship or an unforeseeable emergency withdrawal) causes cumulative withdrawals from your Personal Income Benefit account value in a participation year to exceed your Guaranteed Annual Withdrawal Amount, only the dollar amount of the withdrawal that causes the cumulative withdrawals to exceed the Guaranteed Annual Withdrawal Amount is considered a Personal Income Benefit Excess withdrawal. In addition, each subsequent withdrawal in that participation year is considered a Personal Income Benefit Excess withdrawal. Withdrawals from your Non-Personal Income Benefit account value are not considered when calculating Personal Income Benefit Excess withdrawals. In other words, you may make withdrawals from your Non-Personal Income Benefit account value without triggering a Personal Income Benefit Excess withdrawal.

A Personal Income Benefit Early or Excess withdrawal can cause a significant reduction in both your Ratchet Base and your Guaranteed Annual Withdrawal Amount. If you make a Personal Income Benefit Early or Excess withdrawal, we will recalculate your Ratchet Base and your Guaranteed Annual Withdrawal Amount. The withdrawal will reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount on a pro rata basis. Reduction on a pro rata basis means we take the percentage of your Personal Income Benefit account value withdrawn and reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount by that same percentage. If, at the time you take a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit account value is less than your Ratchet Base, the pro rata reduction in your Ratchet Base will be greater than the dollar amount of the withdrawal.

Please note that a Personal Income Benefit Early or Excess withdrawal may be subject to withdrawal charges if it exceeds the 10% free withdrawal amount. A Personal Income Benefit Early or Excess withdrawal that reduces your Personal Income Benefit account value to zero will terminate the Personal Income Benefit without value.

Any withdrawal, whether from the Personal Income Benefit account value or the Non-Personal Income Benefit account value, reduces your death benefit under the contract. See “Payment of death benefit” later in this prospectus.

The following examples are designed to show how Early and Excess withdrawals impact the values in your contract and the Personal Income Benefit feature. Please note that all withdrawals will reduce your death benefit on a pro rata basis.

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EXAMPLE 1: A Personal Income Benefit Early withdrawal

Assume the following:

•	your Non-Personal Income Benefit account value is $1,000;

•	your Personal Income Benefit account value is $5,000;

•	your Ratchet Base is $6,000;

•	your Guaranteed Annual Withdrawal Amount is $200;

•	you are still employed by the plan sponsor; and

•	you decide to take a withdrawal of $1,500.

Your withdrawal will be a Personal Income Benefit Early withdrawal. We will deduct $1,000 from your Non-Personal Income Benefit account value and $500 from your Personal Income Benefit account value. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 10% (your Personal Income Benefit account value ($5,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($500)). After the withdrawal:

•	your Non-Personal Income Benefit account value will be $0;

•	your Personal Income Benefit account value will be $4,500;

•	your Ratchet Base will be $5,400 ($6,000 reduced by 10%); and

•	your Guaranteed Annual Withdrawal Amount will be $180 ($200 reduced by 10%).

EXAMPLE 2: A Personal Income Benefit Excess withdrawal with a withdrawal charge

For this example, assume you make an initial $20,000 rollover contribution and there has been no investment performance. Also assume the contract has a 5% withdrawal charge in your second participation year which does not apply to withdrawals up to 10% of your total account value each year (the “10% free withdrawal amount”). Two participation years later, you are no longer employed by the plan sponsor and are eligible to start taking GAWA withdrawals.

•	your Non-Personal Income Benefit account value is $5,000;

•	your Personal Income Benefit account value is $15,000;

•	your Ratchet Base is $15,000;

•	your Guaranteed Annual Withdrawal Amount is $450;

•	your 10% free withdrawal amount is $2,000; and

•	you decide to take a withdrawal of $7,500 from your certificate.

The withdrawal charge will not apply to the first 10% of account value withdrawn, here $2,000. In this case, the withdrawal charge will be $275 ($5,500 multiplied by 5%). Therefore, the total amount subtracted from the total account value will be $7,775 (the $7,500 withdrawal plus the $275 withdrawal charge). We will deduct $5,000 from your Non-Personal Income Benefit account value and $2,775 from your Personal Income Benefit account value. This will be a Personal Income Benefit Excess withdrawal of $2,325 because the amount withdrawn from your Personal Income Benefit account value exceeds your Guaranteed Annual Withdrawal Amount of $450. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 15.5% (your Personal Income Benefit account value ($15,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($2,325)). After the withdrawal:

•	your Non-Personal Income Benefit account value will be $0;

•	your Personal Income Benefit account value will be $12,225;

•	your Ratchet Base will be $12,675 ($15,000 reduced by 15.5%); and

•	your Guaranteed Annual Withdrawal Amount will be $380.25 ($450 reduced by 15.5%).

Effect of your Personal Income Benefit account value falling to zero

If your Personal Income Benefit account value falls to zero due to a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit (including Guaranteed Annual Withdrawal Amount payments) will terminate. Once terminated, the Personal Income Benefit cannot be restored. If your Personal Income Benefit account value falls to zero, either due to a withdrawal that is not a Personal Income Benefit Early or Excess withdrawal or due to a deduction of a charge and you have Non-Personal Income Benefit account value remaining, the Personal Income Benefit feature under your certificate will continue as long as you have Non-Personal Income Benefit account value. In other words, you will continue to receive Guaranteed Annual Withdrawal Amount payments. These payments will never reduce your Non-Personal Income Benefit account value.

If your Personal Income Benefit account value is zero and your Non-Personal Income Benefit account value is zero, or later falls to zero, your certificate will terminate and you will receive a supplementary life annuity contract setting forth your continuing benefits. You will be the owner and annuitant. If the supplementary life annuity contract is issued in connection with a Joint life contract, you will be the annuitant and your spouse will be the joint annuitant, provided you are still married. The following will then occur:

•	If you were taking withdrawals through the “Maximum payment plan,” we will continue the scheduled withdrawal payments on the same basis.

•

If you were taking withdrawals through the “Customized payment plan” or unscheduled partial withdrawals, we will pay the balance of the Guaranteed Annual Withdrawal Amount for that participation year in a lump sum. Payment of the Guaranteed Annual Withdrawal Amount will begin on the next participation date anniversary.

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•	Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually under the “Maximum payment” if automatic payments were not being made.

•

Any death benefit remaining under the original certificate will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon your death, if applicable, we will pay it to the beneficiary.

•	The charge for the Personal Income Benefit will no longer apply.

•	If at the time of your death the Guaranteed Annual Withdrawal Amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

Other Important considerations

•	The Personal Income Benefit feature is not appropriate if you do not intend to take withdrawals prior to annuitization.

•

In order to elect to start taking Guaranteed Annual Withdrawal Amount payments, you must first repay any outstanding loan (including interest accrued but not yet paid). If you cannot repay the loan, we will treat it as defaulted or offset. For more information, see “Loans” in “Accessing your money.”

•

Amounts withdrawn in excess of your Guaranteed Annual Withdrawal Amount may be subject to a withdrawal charge, if applicable, as described in “Charges and expenses” later in this prospectus. In addition, all withdrawals count toward your 10% free withdrawal amount for that participation year. Personal Income Benefit Early and Excess withdrawals can significantly reduce or completely eliminate the value of the Personal Income Benefit. See “Effect of Personal Income Benefit Early and Excess withdrawals” above in this section.

•

Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59 1/2. See “Tax information” later in this prospectus.

•

All Personal Income Benefit withdrawals reduce your Personal Income Benefit account value and minimum death benefit. See “How withdrawals are taken from your account value” and “How withdrawals affect your standard death benefit and the enhanced death benefit” later in this prospectus.

•	If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

•	If you surrender your certificate to receive its cash value and your Personal Income Benefit account value is greater than your Guaranteed Annual Withdrawal Amount, all benefits under the certificate will terminate, including the Personal Income Benefit feature.

•	Withdrawals are available under this contract and other annuity contracts we offer without purchasing a withdrawal benefit.

•

If you are not eligible to begin receiving your Guaranteed Annual Withdrawal Amount, and any amount is taken from your Personal Income Benefit account value to satisfy a withdrawal request (including a hardship or unforeseeable emergency withdrawal), this will be considered a Personal Income Benefit Early withdrawal. This amount will also be subject to withdrawal charges, if applicable.

•

If you have to take all or a portion of a required minimum distribution from your Personal Income Benefit account value and it is your first withdrawal under the certificate, the RMD will be considered your “first withdrawal” for the purposes of establishing your Guaranteed Annual Withdrawal Amount.

•

If you elect to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the certificate. For both Joint life and Single life certificates, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. In addition, if you drop the Joint life, you will not be able to name a new Joint life and payments will continue to be made in the same amount.

•

We reserve the right, in our sole discretion, to discontinue the acceptance of, and/or place limitations on contributions and transfers into the certificate and/or certain investment options. If you activated the Personal Income Benefit feature and we exercise our right to discontinue the acceptance of, and/or place limitations on contributions and transfers into the Personal Income Benefit variable investment options, you may no longer be able to fund your Personal Income Benefit feature. This means that if you have not yet allocated amounts to the Personal Income Benefit variable investment options, you may not be able to fund the Personal Income Benefit feature at all. This also means that if you have already funded the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, you may no longer be able to increase your Guaranteed Annual Withdrawal Amount through contributions and transfers.

Death benefit

Your certificate provides a death benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to the greater of (i) your account value (less any outstanding loan and accrued loan interest) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and

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forms necessary to effect payment, and (ii) the standard death benefit. The standard death benefit is equal to your total contributions and loan repayments (including loan interest paid), less the dollar amount of any loans and adjusted for withdrawals and any withdrawal charges and any taxes that apply.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse’s contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (less any outstanding loan balance plus accrued interest) as of the date that your spouse’s contract is issued, and (ii) the “standard death benefit” as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

The death benefit is the same whether or not you have allocated amounts to the Personal Income Benefit variable investment options. If you activated the Personal Income Benefit feature, your total account value is your Personal Income Benefit account value plus your Non-Personal Income Benefit account value.

Enhanced Death Benefit

For an additional annual fee you may elect the enhanced death benefit.

You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST® Strategies contract. Additionally, to elect this benefit, you must be younger than age 76 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.

If you elect the enhanced death benefit, the death benefit is equal to the greater of:

(a)

your account value as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan and accrued loan interest); and

(b)	the enhanced death benefit as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third participation date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will adjust your enhanced death benefit on the date you take the withdrawal. Appendix II at the end of this prospectus provides an example of how the enhanced death benefit is calculated.

How withdrawals affect the standard death benefit and the enhanced death benefit

Each withdrawal you make will reduce the amount of your current standard death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current standard death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000 –$16,000).

Before purchasing certain optional benefits such as the enhanced death benefit for your certificate, you and your tax adviser should carefully consider the following. If you intend to satisfy your lifetime required minimum distribution requirements which begin after age 70 1/2 for this certificate by taking account-based withdrawals (as opposed to receiving annuity payments), you should know that under the terms of the annuity contract such withdrawals will reduce your optional benefits and may have the effect of eliminating your ability to utilize the entire benefit. Also, purchasing certain enhanced death benefit may increase the amount of RMDs you are required to withdraw under the tax rules if you elect withdrawals and not annuity payments. For more information, see “Tax information” later in this prospectus.

Your right to cancel within a certain number of days

If for any reason you are not satisfied with your certificate, you may return it to us for a refund. To exercise this cancellation right you must mail the certificate directly to our processing office within 10 days after you receive it. In some states, this “free look” period may be longer.

For contributions allocated to the variable investment options, your refund will equal the contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the account for special dollar cost averaging, your refund will equal your contributions plus interest. Some states require that we refund the full amount of the contribution (not including any investment gain or loss, or interest). Please contact your financial professional and/or see Appendix III to find out what applies in your state. For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contribution, without interest. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your certificate’s cash value.

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We may require that you wait six months before you apply for a certificate with us again if:

•	you cancel your certificate during the free look period; or

•	you change your mind before you receive your certificate whether we have received your contribution or not.

See Appendix III for any state variations.

In addition to the cancellation right described above, you have the right to surrender your certificate, rather than cancel it. Surrendering your certificate may yield results different than canceling your certificate, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the certificate. Please see “Tax information” later in this prospectus for possible consequences of cancelling your certificate.

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2. Determining your certificate’s value

Your account value and cash value

Your “account value” is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; and (iii) the account for special dollar cost averaging. These amounts are subject to certain fees and charges discussed in “Charges and expenses” later in this prospectus.

Your certificate also has a “cash value.” At any time before annuity payments begin, your certificate’s cash value is equal to the account value, less: (i) any applicable withdrawal charges; (ii) the total amount or a pro rata portion of the annual administrative charge; and (iii) the total amount or a pro rata portion of the Personal Income Benefit charge, if applicable.

Personal Income Benefit feature

If you activated the Personal Income Benefit feature under your certificate, we refer to the account value associated with that feature as your “Personal Income Benefit account value.” Your account value that is not associated with that benefit is referred to as your “Non-Personal Income Benefit account value.” Your total account value under the certificate is the sum of these amounts.

Your Personal Income Benefit account value allocations are limited to certain variable investment options we refer to as the “Personal Income Benefit variable investment options.” Amounts in your Personal Income Benefit account value are also subject to certain transfer restrictions and a separate charge for providing the guarantees under the feature. See “Personal Income Benefit” in “Contract features and benefits” earlier in this prospectus for details.

Your certificate’s value in the variable investment options

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by “units.” The value of your units will increase or decrease as though you had invested it in the corresponding portfolio’s shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the certificate.

Units measure your value in each variable investment option.

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your certificate under that option, multiplied by that day’s value for one unit.

The number of your certificate units in any variable investment option does not change unless they are increased or decreased to reflect additional contributions, withdrawals, withdrawal charges, transfers and loans.

In addition, the annual administrative charge, enhanced death benefit charge, the Personal Income Benefit charge or third-party transfer or rollover charge, will reduce the number of units credited to your certificate. A description of how unit values are calculated is found in the SAI.

Your certificate’s value in the guaranteed interest option and the account for special dollar cost averaging

Your value in the guaranteed interest option and the account for special dollar cost averaging at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

Insufficient account value

Your certificate will terminate without value if your account value is insufficient to pay any applicable charges when due unless you have activated the Personal Income Benefit feature under your certificate. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your certificate. For information about what happens if your Personal Income Benefit account value falls to zero, see “Effect of your Personal Income Benefit account value falling to zero” in “Contract features and benefits” earlier in this prospectus.

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3. Transferring your money among investment options

Transferring your account value

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

•	You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

•

If you activated the Personal Income Benefit feature, you may transfer your Personal Income Benefit account value among Personal Income Benefit variable investment options. Also, you may transfer your account value from your Non-Personal Income Benefit investment options to the Personal Income Benefit variable investment options, subject to the limitations described in “How you can contribute to your certificate” and “What are your investment options under the contract?” under “Contract features and benefits” earlier in this prospectus.

•

Transfers from the Personal Income Benefit variable investment options to the Non-Personal Income Benefit variable investment options, the account for special dollar cost averaging and the guaranteed interest option are generally not permitted. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will permanently discontinue the Personal Income Benefit and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the transferred funds. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.

•

If your employer or you choose the “Maximum investment options choice” method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group “B” option as described under “Selecting your investment method” in “Contract features and benefits” earlier in this prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is (a) 25%

of the amount you had in the guaranteed interest option on the last day of the prior participation year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior participation year.

•

If you transfer money from another financial institution into the guaranteed interest option during your first participation year, and if your employer or you have selected the “Maximum investment options choice” method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group “B” option as described under “Selecting your investment method” in “Contract features and benefits” earlier in this prospectus) you may, during the balance of that participation year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

Transfers into the guaranteed interest option would not be permitted if the requested transfer would result in more than 25% of your account value being allocated to the guaranteed interest option, based on your account value of the previous business day. Currently, we are relaxing this limitation. The restriction may or may not apply depending on the withdrawal charge schedule applicable to the group to which the group contract is issued. If we decide to change our limitations on transfers into the guaranteed interest option, we will provide you with notice of at least 45 days.

Upon advance notice we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. We may also, at any time, exercise our right to close a variable investment option to transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. In addition to the restrictions described above, all transfers are subject to our policies and procedures set forth in “Disruptive transfer activity” below.

You may request a transfer in writing or by telephone using TOPS or online using Online Account Access. You must send all signed written requests directly to our processing office. Transfer requests should specify:

(1)	the certificate number,

(2)	the dollar amounts to be transferred, and

(3)	the investment options to and from which you are transferring.

You or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.

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We will confirm all transfers in writing.

Please see “Allocating your contributions” in “Contract features and benefits” for more information about your role in managing your allocations.

Disruptive transfer activity

You should note that the contract is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of EQ Premier VIP Trust and EQ Advisors Trust (together, the “affiliated trusts”), as well as investment options with underlying portfolios of outside trusts with which the Company has entered participation agreements (the “unaffiliated trusts” and, collectively with the affiliated trusts, the “trusts”). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive

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transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

Automatic transfer options

Investment simplifier

Our investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. In order to choose investment simplifier with Personal Income Benefit variable investment options as destination investment options, you must have already activated the Personal Income Benefit feature. Please note that transfers to the Personal Income Benefit variable investment options are allowed only until you elect to begin receiving Guaranteed Annual Withdrawal Amount payments. The transfer options are the “fixed-dollar option” and the “interest sweep.” You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options. You may select an investment simplifier option if you are also using the special dollar cost averaging program.

Fixed-dollar option.  Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice, including the Personal Income Benefit variable investment options, on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under “Transferring your account value.”

Interest sweep.  Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low and fewer units if the unit’s value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

When your participation in the investment simplifier will end.  Your participation in the investment simplifier will end:

•	Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

•	Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

•

Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers or your election to begin receiving Guaranteed Annual withdrawal Amount payments (only if you are making monthly transfers to the Personal Income Benefit variable investment options), or on the date your certificate terminates.

Rebalancing your account value

Our rebalancing program offers two options that you can use to automatically reallocate your Non-Personal Income Benefit account value. Rebalancing is not available for amounts allocated to the Personal Income Benefit variable investment options. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. You must tell us:

(a)	in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire Non-Personal Income Benefit account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment

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options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under “Transferring your account value” above in this section. The initial transfer under the rebalancing program (based on your Non-Personal Income Benefit account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

You may change your allocation instructions or cancel the program at any time.

ProNvest Managed Account Service

The Company offers access to managed account services through ProNvest, Inc., an unaffiliated third party. ProNvest is an independent registered investment advisory firm that assists retirement plan participants with goal-based advice and money management services.

If available under your employer’s plan, you may enroll in ProNvest’s managed account service to manage your account value. ProNvest will allocate assets invested in your account among the Non-Personal Income Benefit and Personal Income Benefit variable investment options, the guaranteed interest option, and the Structured Investment Option based on a customized investment plan created for you from information you provide to ProNvest. (For more information about the Structured Investment Option, please see the Structured Investment Option prospectus). Generally, ProNvest will adjust your allocations every quarter or as the market changes. A minimum account value may be required to enroll in the ProNvest managed account service.

You should be aware that during your enrollment in the ProNvest managed account service, you will not have the ability to transfer or re-allocate your account value. If you wish to make a transfer or re-allocate your account value, you must terminate your enrollment in the ProNvest managed account service. Once terminated, we reserve the right to not permit you to re-elect the managed account service. In addition, if you enroll in the ProNvest managed account service, automated programs including dollar cost averaging and asset rebalancing will be terminated. However, the RMD automatic withdrawal and systematic withdrawal options will continue to be available.

If you invested in the Structured Investment Option and specified a Performance Cap Threshold or provided special maturity instructions, those elections will be terminated if you enroll in the ProNvest managed account service.

If you enroll in the ProNvest managed account service, ProNvest will charge a quarterly fee at an annual rate up to 0.75% from your Non-Personal Income Benefit account value. The amount of the fee may be lower and varies among broker-dealers. We will deduct this fee pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. We will not deduct this fee from amounts invested in the Personal Income Benefit variable investment options.

You may terminate the ProNvest managed account service at any time by contacting ProNvest. Visit www.ProNvest.com for information on contacting ProNvest and communicating your instructions.

For additional information or to enroll in the ProNvest managed account service, contact your financial professional. Minimum participant account balance requirements may apply. The ProNvest managed account service may not be available in all plans, all contracts, or in all states.

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4. Accessing your money

Withdrawing your account value

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available. EQUI-VEST® Strategies TSA participants may only withdraw amounts from their account value that are 100% vested, subject to the employer’s approval, plan rules and applicable laws. (See “Forfeitures” below and “Effect of Personal Income Benefit Early and Excess withdrawals” in “Contract features and benefits” earlier in this prospectus.) More information follows the table. For the tax consequences of taking withdrawals, see “Tax information” later in this prospectus.

Please see “Insufficient account value” in “Determining your certificate’s value” and “Effect of Personal Income Benefit Early and Excess withdrawals” in “Contract features and benefits” earlier in this prospectus for more information on how withdrawals affect your guaranteed benefits and could potentially cause your certificate to terminate.

Forfeitures

A 403(b) plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a 403(b) plan participant who is not fully vested under a plan separates from service. Plan participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a plan participant’s account value and deposit such amount in a forfeiture account in the contract. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the guaranteed interest option, unless otherwise agreed to by the employer/trustee and us.

Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge, if any, will apply when forfeitures have occurred. See “Withdrawal charge” under “Charges and expenses” later in this prospectus.

Method of Withdrawal

Contract	Partial Withdrawal	Systematic	Lifetime required minimum distribution
TSA	yes(1)(2)(3)	yes(1)(2)(3)	yes(2)(3)
EDC	yes(1)(2)(3)	yes(1)(2)(3)	yes(2)(3)
(1)	Only if the certificate is not subject to withdrawal restrictions.
(2)	Only if there are no outstanding loans.
(3)	Requires or may require Plan Administrator’s approval. See “Tax information” later in this prospectus.

Taking withdrawals under the Personal Income Benefit

This section describes the ways in which you can take Guaranteed Annual Withdrawal Amount payments. You may take unscheduled payments by submitting a request in a form acceptable to us, or you can take payments under one of our automated payment plans.

Under either the Maximum payment plan or the Customized payment plan, you may take withdrawals on a monthly, quarterly or annual basis, provided the scheduled payment is at least $250 for monthly and quarterly payments. If the scheduled payment falls below this amount, we will terminate the program, even if a required minimum distribution withdrawal causes the reduction. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next participation date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time after you are eligible to start taking Guaranteed Annual Withdrawal Amount payments. You must wait at least 28 days from certificate issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. The first payment date cannot be more than one full payment mode from the date the enrollment form is received at our processing office.

Our automatic payment plans are available to you if you are taking withdrawals to help you meet lifetime required minimum distributions under federal income tax rules. To best meet your needs, you should consider using an automatic payment plan in conjunction with our RMD automatic withdrawal option. The RMD automatic withdrawal option is described later in this section.

Maximum payment plan.  Our Maximum payment plan provides for the withdrawal of the Guaranteed Annual Withdrawal Amount in scheduled payments. You select the payment frequency; annually, quarterly or monthly. The amount of the withdrawal will increase on participation date anniversaries with any Ratchet increase.

If you elect annual payments, you may choose the date on which you receive your Guaranteed Annual Withdrawal Amount, but that date cannot be more than one full payment mode from the date your enrollment form is received at our processing office. If you have taken a partial withdrawal from your Personal Income Benefit account value prior to enrollment in the Maximum payment plan, the payment you receive will be the difference between your Guaranteed Annual Withdrawal Amount and the previously received withdrawal.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a participation year,

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your first payment will be made as soon as your request is processed and include any additional amount that would have been paid to you if you had elected the plan at the beginning of the participation year (the “catch-up payment”).

If you take a partial withdrawal from your Personal Income Benefit account value in the same participation year, but prior to enrollment in the Maximum payment plan and the partial withdrawal was greater than any catch-up payment due, the partial withdrawal will be subtracted from the Guaranteed Annual Withdrawal Amount and the difference will be divided by the number of scheduled payments. If the partial withdrawal was less than any catch-up payment due, it will be subtracted from the catch-up payment and the difference will be included with your first payment. In subsequent years, you will receive the full amount of your Guaranteed Annual Withdrawal Amount.

If you take a partial withdrawal from the Personal Income Benefit account value after enrolling in the Maximum payment plan, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next participation date anniversary.

Customized payment plan.  Our Customized payment plan provides you with the option of electing to take either: (1) a fixed dollar amount withdrawal not to exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted from the Personal Income Benefit account value; or (2) a fixed dollar amount that may exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted first from the Personal Income Benefit account value (up to the amount of the Guaranteed Annual Withdrawal Amount) and then from the Non-Personal Income Benefit account value. If the Non-Personal Income Benefit account value is not sufficient to satisfy the request, only the amount of the Guaranteed Annual Withdrawal Amount will be paid out as scheduled payments. The amount of the withdrawal will not be increased on participation date anniversaries with any Ratchet increase. You must elect to change the scheduled payment amount.

If you take a partial withdrawal from the Personal Income Benefit account value in the same participation year, but prior to your enrollment in the Customized payment plan, you will only be able to elect this plan if the partial withdrawal was less than the Guaranteed Annual Withdrawal Amount. In that case, you will receive the requested payments, up to the Guaranteed Annual Withdrawal Amount. Once the total of the scheduled payment made equals the Guaranteed Annual Withdrawal Amount, the plan will be suspended for the remainder of the participation year. If you take a partial withdrawal from the Personal Income Benefit account value while the Customized payment plan is in effect, and that withdrawal plus all other withdrawals from the Personal Income Benefit account value during that participation year exceed the Guaranteed Annual Withdrawal Amount, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next participation date anniversary.

Partial withdrawals and terminations

Subject to the terms of your employer’s plan, your certificate and any restrictions in federal income tax rules, you may take partial withdrawals from your account value (your Non-Personal Income Benefit account value, your Personal Income Benefit account value or both) or terminate your certificate at any time while you are living and before annuity payments begin. If you take a withdrawal from your Personal Income Benefit account value, the withdrawal may affect your Guaranteed Annual Withdrawal Amount. See “Effect of Personal Income Benefit Early and Excess withdrawals” under “Personal Income Benefit” in“ Contract features and benefits” earlier in this prospectus for more information. Also, if you are at least age 59 1/2 and have separated from service with the employer that sponsored the plan, any withdrawal request will be considered a request to begin receiving Guaranteed Annual Withdrawal Amount payments.

The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your certificate and pay you its cash value except if you have activated the Personal Income Benefit feature of your certificate.

Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a withdrawal charge. See discussion of the 10% free withdrawal amount in “Charges and expenses” later in this prospectus.

Systematic withdrawals

(Available for Non-Personal Income Benefit account value only; not available if Guaranteed Annual Withdrawal Amount payments are being taken through the Maximum payment plan or the Customized payment plan)

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the Non-Personal Income Benefit variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed-dollar amount taken from the Non-Personal Income Benefit variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)	Pro rata from all of your Non-Personal Income Benefit variable investment options and the guaranteed interest

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option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)

Pro rata from all of your Non-Personal Income Benefit variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your certificate.

(3)

You may specify a dollar amount from one Non-Personal Income Benefit variable investment option or the guaranteed interest option. If you choose this option and the value in that investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining Non-Personal Income Benefit investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your certificate.

You may elect systematic withdrawals if:

•	the plan permits it;

•	your certificate is not subject to withdrawal restrictions; and

•	your certificate does not have a loan outstanding.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

Lifetime minimum distribution withdrawals

(See “Tax information” later in this prospectus)

We offer our “required minimum distribution automatic withdrawal option” to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, withdrawals may be subject to a withdrawal charge if your withdrawal exceeds the 10% free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to “Required minimum distributions” under “Tax information” later in this prospectus.

The actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding 403(b) plans and 457(b) EDC plans. For this purpose additional annuity contract benefits may include guaranteed benefits, such as the Personal Income Benefit and enhanced death benefits.

Under legislation enacted at the end of 2019:

•	If your birthdate is June 30, 1949 or earlier, you may elect our required minimum distribution automatic withdrawal option in the year in which you reach age 70 1/2, or in any later year.

•	If your birthdate is July 1, 1949 or later, you may elect our RMD automatic withdrawal option in the year in which you reach age 72, or in any later year.

In all cases, your election will be subject to the terms of the plan, if applicable. You should consider whether you must begin taking lifetime required minimum distributions based on your birthdate and whether you have retired from service with the employer sponsoring the plan. See the discussion of lifetime required minimum distributions under “Tax Information” later in this prospectus.

To elect this option, you must have an account value in the variable investment options and the guaranteed interest option of at least $2,000. You must not have any outstanding loan. When electing this option, amounts from both your Personal Income Benefit account value and your Non-Personal Income Benefit account value are used to determine your lifetime required minimum distribution payment each year. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your certificate and pay you its cash value unless you have activated the Personal Income Benefit feature of the certificate. Currently, minimum distribution withdrawal payments will be made annually. See the Required minimum distributions discussion in “Tax information” later in this prospectus for your specific type of retirement arrangement.

Currently we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same participation year exceeds the 10% free withdrawal amount.

The automatic withdrawal option does not generate required minimum distribution payments during the first participation year. Therefore, if you are making a rollover or transfer contribution to the certificate after age 72 (or age 70 1/2 if applicable), you must make any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you make during the first participation year to satisfy your required minimum distributions may be subject to withdrawal charges (if applicable) if they exceed the 10% free withdrawal amount.

If you purchased your EQUI-VEST® Strategies TSA certificate via a direct transfer of funds from another 403(b) plan or contract and we were informed at the time of your purchase the amount of your December 31, 1986 account balance (if any) you may postpone beginning lifetime required minimum distributions on these pre-1987 funds. Lifetime required minimum distributions on the pre-1987 account balance may be postponed to age 75 rather than having to start following the later of your reaching age 72 (or age 70 1/2 if applicable) or retiring.

For certificates subject to minimum distribution requirements, we will send a form outlining the distribution options available in the year you reach age 72 (or age 70 1/2 if applicable) if you have not begun your annuity payments before that time.

For certificates with Personal Income Benefit.  For certificates that have activated the Personal Income Benefit, withdrawals not taken through our RMD automatic withdrawal option may also cause a Personal Income Benefit Early withdrawal, if they are taken prior to your eligibility to take your Guaranteed Annual Withdrawal Amount. Also, those withdrawals may cause a Personal Income Benefit Excess withdrawal if

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they exceed your Guaranteed Annual Withdrawal Amount. If you have not already elected to begin receiving Guaranteed Annual Withdrawal Amount payments when you elect the RMD automatic withdrawal option, you will be required to select either the single or joint life option for Guaranteed Annual Withdrawal Amount payments. You may change this election any time before amounts from your Personal Income Benefit account value are accessed to make a payment. We will take RMD payments from your Non-Personal Income Benefit account value first. If there are insufficient funds in your Non-Personal Income Benefit account value, the amount will be taken from your Personal Income Benefit account value. Once amounts are taken from your Personal Income Benefit account value, your Guaranteed Annual Withdrawal Amount payments will be considered to have begun. At this point, you will no longer be able to contribute or transfer amounts to the Personal Income Benefit variable investment options.

Generally, if you elect our RMD automatic withdrawal option, any lifetime required minimum distribution payment we make to you under our RMD automatic withdrawal option will not be treated as a Personal Income Benefit Early or Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our RMD automatic withdrawal option, we will make an extra payment, if necessary, in December that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. If this extra payment is made, the amount will be taken from your Non-Personal Income Benefit account value first. If there are insufficient funds in your Non-Personal Income Benefit account value, the amount will be taken from your Personal Income Benefit account value. If this amount, plus any other withdrawals from the Personal Income Benefit account value, equals or exceeds your Guaranteed Annual Withdrawal Amount, your payment plan will be suspended for the remainder of the participation year. If this amount, plus any other withdrawals from the Personal Income Benefit account value has not equaled or exceeded the Guaranteed Annual Withdrawal Amount, scheduled payments will continue until the Guaranteed Annual Withdrawal Amount is paid. At that time, your payment plan will be suspended until the following participation year. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Personal Income Benefit Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause a Personal Income Benefit Excess withdrawal and may be subject to a withdrawal charge (if applicable). You may enroll in the plan again any time, but the scheduled payments will not resume until the next participation date anniversary. Further, your Personal Income Benefit account value and Guaranteed Annual Withdrawal Amount may be reduced. See “Effect of Personal Income Benefit Early and Excess withdrawals” under “Personal Income Benefit” in “Contract features and benefits” earlier in this prospectus.

If you elect our RMD automatic withdrawal option and elect to take your Guaranteed Annual Withdrawal Amount payments in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, in December that will equal your required minimum distribution less all withdrawals made through the payment date. If this extra payment is made, the amount will be taken from your Non-Personal Income Benefit account value first. If the sum of the Guaranteed Annual Withdrawal Amount and Non-Personal Income Benefit account value is insufficient to satisfy the required minimum distribution, we will make an additional payment from your Personal Income Benefit account value, if necessary, to satisfy the required minimum distribution amount. The RMD payment we make to you will not be treated as an Excess withdrawal.

If prior to December you make a partial withdrawal that exceeds your Guaranteed Annual Withdrawal Amount, but not your RMD amount, that partial withdrawal will be treated as a Personal Income Benefit Excess withdrawal, as well as any subsequent partial withdrawals made during the same participation year. However, if by December your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as a Personal Income Benefit Excess withdrawal.

For the purpose of these examples, assume your Personal Income Benefit account value is $30,000 and there are no allocations to your Non-Personal Income Benefit account value. Also, assume the following:

•	Your annual RMD amount = $6,000;

•	Your Ratchet Base = $60,000; and

•	Your Guaranteed Annual Withdrawal Amount = $2,400.

EXAMPLE 1:

You take a partial withdrawal of $3,600 from your Personal Income Benefit account value on July 1st. By doing so, you have exceeded your Guaranteed Annual Withdrawal Amount by $1,200. This is a Personal Income Benefit Excess withdrawal that will reduce both your Ratchet Base and Guaranteed Annual Withdrawal Amount on a pro rata basis. Your Personal Income Benefit account value will be reduced dollar-for-dollar by the amount of the withdrawal. Here are the values after the withdrawal:

•	Personal Income Benefit Account Value = $26,400 (or $30,000 - $3,600).

•	Your Ratchet Base = $57,600 (or $60,000 - $2,400). This $2,400 reduction represents a pro rata reduction of 4%.

•	Guaranteed Annual Withdrawal Amount (for future participation years) = $2,304 (or $2,400 – $96). This $96 reduction represents a pro rata reduction of 4%.

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $2,400 and it will not be treated as a Personal Income Benefit Excess withdrawal.

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EXAMPLE 2:

You take a partial withdrawal of $2,000 from your Personal Income Benefit account value on July 1st and make no other withdrawals for the remainder of the calendar year. In this case, your Personal Income Benefit account value will be reduced dollar-for-dollar by the amount of the withdrawal. However, your Ratchet Base will not be reduced and the Guaranteed Annual Withdrawal Amount remaining for the current participation year will be $400. Here are the values after the withdrawal:

•	Personal Income Benefit Account Value = $28,000 (or $30,000 - $2,000).

•	Your Ratchet Base = $60,000.

•	Remaining Guaranteed Annual Withdrawal Amount (for current participation year) = $400 (or $2,400 – $2,000).

•	Remaining Guaranteed Annual Withdrawal Amount (for future participation years) = $2,400.

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $4,000 and it will not be treated as a Personal Income Benefit Excess withdrawal.

If you do not elect our RMD automatic withdrawal option and your Guaranteed Annual Withdrawal Amount payments are insufficient to satisfy the required minimum distribution payment, any additional withdrawal taken from your Personal Income Benefit account value in the same participation year will be treated as a Personal Income Benefit Excess withdrawal. Also, if you elect our RMD automatic withdrawal option, but satisfy your RMD through ad-hoc withdrawals prior to the December payment date, any withdrawal that exceeds the Guaranteed Annual Withdrawal Amount will be treated as a Personal Income Benefit Excess withdrawal.

Hardship and unforeseeable emergency withdrawals

Generally, in order to receive a hardship or unforeseeable emergency withdrawal (special federal income tax definition), you must meet certain criteria and have your request approved by the Plan. For more information, see “Withdrawal restrictions” under “Tax Information” later in this prospectus.

For contracts that have activated the Personal Income Benefit feature

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The amounts withdrawn to satisfy the withdrawal request will be taken from your Non-Personal Income Benefit account value first, if you have any. If values from your Personal Income Benefit account value are used to satisfy the withdrawal request, the withdrawal will be treated as a Personal Income Benefit Early withdrawal. For more information, see “Effect of Personal Income Benefit Early and Excess withdrawals” under “Personal Income Benefit” in “Contract features and benefits” earlier in this prospectus.

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If you have an existing loan, the withdrawal will not cause a default of your loan. You can continue to repay the outstanding loan. As discussed below in “Loans,” failure to repay a loan can have substantial tax consequences.

How withdrawals are taken from your account value

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the variable investment options and the guaranteed interest option. If these amounts are insufficient, we will subtract from your values in the account for special dollar cost averaging.

If you have made allocations to the Personal Income Benefit variable investment options, you should carefully consider how withdrawals are to be made from your total account value. In general, the specific form we require for withdrawal requests will ask you how your withdrawals should be made from your total account value. Depending on certain factors, including your age at the time, taking withdrawals from your Personal Income Benefit account value may have a significant impact on that benefit. For more information, see “Personal Income Benefit” in “Contract features and benefits” earlier in this prospectus.

Automatic deposit service

If you are receiving required minimum distribution payments from a TSA certificate you may use our automatic deposit service.

Under this service we will automatically deposit the required minimum distribution payment from your TSA certificate directly into an existing EQUI-VEST® NQ or ROTH IRA or an existing EQUI-VEST® Express NQ or ROTH IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.

Loans

(Applicable to contracts issued under new plans on or after October 24, 2011 (subject to state availability). For plans in existence prior to October 24, 2011, see “Contract variations” in Appendix IV later in this prospectus.)

If the plan permits, loans are available under a 403(b) plan or governmental employer 457(b) EDC plan. Loans are subject to limits and repayment timeframes under federal income tax rules. Loans are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA. You may borrow against your account value only under a TSA contract or a contract issued under a governmental employer 457(b) EDC plan. We reserve the right to change loan terms as long as any such change is made to maintain compliance with any applicable laws or regulations that may apply.

Your loan is also subject to our rules. We do not permit you to take a loan if the systematic withdrawal or the required minimum distribution automatic withdrawal option is in effect. If you want a loan, you may first have to cancel the

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withdrawal election. Also, if you have an outstanding loan, we generally do not permit withdrawals or the election of a withdrawal option such as systematic withdrawals or the required minimum distribution automatic withdrawal option. If you want to take a partial withdrawal or elect a withdrawal method, you may first have to repay the loan. See the chart under “Method of withdrawal” in “Accessing your money” earlier in this prospectus.

There may be a limit on the number of loans under an employer’s plan. However, we do not permit you to have more than nine loans outstanding (including “takeover loans”) at any time. Takeover loans are the result of an employer’s transfer of plan assets (and outstanding loans) to the EQUI-VEST® StrategiesSM (Series 901) contracts.

There are limits on the total unpaid balance of all your outstanding loans under all plans of your employer. The amount available to be borrowed against under your EQUI-VEST® StrategiesSM (Series 901) contract is reduced by (i) the outstanding loan balance of other loans you have under other funding vehicles under your employer’s plan, (ii) the outstanding balance of other loans you have under other plans of your employer, (iii) all or part of a loan you recently repaid; and/or (iv) any loan you ever defaulted on under any of your employer’s plans. See “Tax information” later in this prospectus and the loan request form.

Before we make a loan, you must properly complete and sign a loan request form. Generally, the approval of the employer, its delegate or plan administrator must also be demonstrated. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office. Please note that if we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day prior to the 27th of the month, your loan transaction will be effective on that business day. If we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day that is on the 27th of the month or later, your loan will be processed on the first business day of the month following the date it was received. In the case of certain TSA contracts subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. In the case of governmental employer EDC contracts, the loan must be approved by the contract owner; generally, your employer, plan trustee, or the plan administrator as authorized under the governmental employer plan. Please see the loan provisions stated in your certificate and read the terms and conditions in the loan request form carefully and consult with a tax advisor before taking a loan. Also, see Appendix III later in this prospectus for any state rules that may affect loans from a TSA or governmental employer EDC contract.

A loan will not be treated as a taxable distribution unless:

•	it exceeds limits of federal income tax rules; or
•	interest and principal are not paid when due; or

•	in some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future. See “Repaying a loan” below. Also, see “Tax information” later in this prospectus.

Loan interest.  We charge interest on loans under your certificate. The loan interest rate we charge is subject to the terms of your employer’s plan. Also, loan interest rates are subject to state requirements. To find out more about current loan interest rates contact the person designated by your employer to answer questions about your plan or your financial professional.

How loans are taken from your account value.  The amount of the loan will be withdrawn from your certificate, but no withdrawal charges will apply. A withdrawal for a loan is also not taken into account in determining the 10% free withdrawal amount. See the discussion of the 10% free withdrawal amount under “Withdrawal charge” in “Charges and expenses” later in this prospectus for more information. On your loan request form, you can specify the investment options from which the loan amount will be taken. If you do not specify, the loan amount will be taken on a pro rata basis from the variable investment options and guaranteed interest option in which you have account value. If there is insufficient value in these investment options, any remaining portion will be deducted from the account for special dollar cost averaging. The number of units in your variable investment options is decreased to reflect a loan.

Repaying a loan.  When you take a loan, we use the principal amount of the loan, the loan interest rate and the term of the loan to determine the loan repayment amount. You can elect to have the principal portion of your loan repayments automatically distributed among your investment options in accordance with your investment allocation instructions currently on file. If you elect this option, the transfer to your investment options will take place on the next business day after we receive your loan repayment. You can repay your loan in full, including interest due, at any time (by bank check or money order only). In very limited specified circumstances concerning leaves of absence, and upon our receipt of the documentation we require, loan repayment can be suspended. Otherwise, loans must be repaid according to the repayment schedule to avoid default. See “Tax information” later in this prospectus.

Loans and the Personal Income Benefit.  If you activated the Personal Income Benefit by allocating amounts to the Personal Income Benefit variable investment options and request a loan, you will be able to specify the investment options from which the loan will be taken. If you have Non-Personal Income Benefit account value, you should consider first depleting your Non-Personal Income Benefit account

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value prior to utilizing the Personal Income Benefit account value. As discussed earlier in this prospectus, loan amounts taken from your Personal Income Benefit account value may significantly reduce the value of the Personal Income Benefit. See “Personal Income Benefit” in “Contract features and benefits” earlier in the prospectus for further information. If you do not specify investment options, the loan amount will be taken from your Non-Personal Income Benefit account value first. If there are insufficient values to complete your loan request, the remaining loan amount will be taken from the Personal Income Benefit account value. If a loan is taken from your Personal Income Benefit account value, your Guaranteed Annual Withdrawal Amount and Ratchet Base will be reduced on a pro rata basis.

All loan repayments will be allocated in accordance with the contribution allocation instructions we have on file for you on the date we receive the repayment. Loan amounts repaid in accordance with the loan repayment schedule and allocated to the Personal Income Benefit variable investment options will receive the GWR. Loan amounts repaid prior to the loan repayment schedule and allocated to the Personal Income Benefit variable investment options will receive the GTWR. Loan repayments will increase your Ratchet Base on a dollar-for-dollar basis. If you have an outstanding loan, it must be repaid before you can elect to receive Guaranteed Annual Withdrawal Amount payments.

If you have defaulted (failed to repay as required) a loan, we will treat the unpaid loan balance (plus an unpaid loan interest that is due) as a deemed distribution and withdrawal from the certificate. Loan defaults and withdrawals may have adverse tax consequences. See “Distributions from TSAs” in “Tax information” later in this prospectus.

If Guaranteed Annual Withdrawal Amount payments have begun and you had previously defaulted on a loan and would like to repay the loan, we will permit you to do so. Your loan repayments will be allocated in accordance with your allocation instructions on file.

Termination of participation

Your participation under the EQUI-VEST® Strategies contract may be terminated by us and your account value paid to your employer if:

(1)	your account value is less than $500 and we have not received contributions on your behalf for a period of three years;

(2)	you request a partial withdrawal that reduces your account value to an amount of less than $500;

(3)	we have not received any contributions on your behalf within 120 days from your participation date; or

(4)	the plan is no longer qualified under the Code and the EQUI-VEST® Strategies contract is terminated by us.

We will deduct the amount of any outstanding loan balance and any applicable withdrawal charge from the account value when we terminate your certificate.

The employer and, under certain circumstances, we may discontinue contributions under the EQUI-VEST® Strategies contract. Such discontinuance means that the employer will not permit any further salary deferral or employer contributions to be made under the contract. All other provisions of the contract remain in effect.

The employer may terminate the contract by (i) transferring all the assets to another contract or (ii) withdrawing the forfeiture account and directing us to deal directly with the participants.

When to expect payments

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon certificate termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)	the New York Stock Exchange is closed or restricts trading,

(2)	the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option’s assets is not reasonably practicable, or

(3)	the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

Your annuity payout options

EQUI-VEST® Strategies offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the different forms of annuity payout options listed below. Restrictions may apply, depending on the type of contract or your age at certificate issue. Also, certain payout options may not be available in certain states or with certain types of contracts.

Deferred annuity contracts such as EQUI-VEST® Strategies provide for conversion to payout status at or before the contract’s “maturity date.” This is called annuitization. When your certificate is annuitized, your EQUI-VEST® Strategies certificate and all its benefits terminate and will be converted

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to a supplemental payout annuity contract (“payout option”) that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST® Strategies certificate at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your EQUI-VEST® Strategies certificate guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth participant date anniversary and at not less than five year intervals after the first change. (Please see your certificate and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract or the annuitant’s age at certificate issue. If you activated the Personal Income Benefit feature and choose to annuitize your certificate, the Personal Income Benefit feature will terminate without value even if your Personal Income Benefit account value is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under the Personal Income Benefit feature. See “Personal Income Benefit” in “Contract features and benefits” earlier in this prospectus for further information. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

Annuity payout options
Fixed annuity payout options	• Life annuity • Life annuity with period certain • Life annuity with refund certain • Period certain annuity
Variable Immediate Annuity payout option (as described in a separate prospectus for this option)	• Life annuity • Life annuity with period certain

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Life annuity:  An annuity that guarantees payments for the rest of your life. Payments end with the last monthly payment before your death. Because there is no continuation of benefits following your death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as you are living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.

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Life annuity with period certain:  An annuity that guarantees payments for the rest of your life. If you die before the end of a selected period of time (“period certain”), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond your life expectancy or the joint life expectancy of you and the designated beneficiary.

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Life annuity with refund certain:  An annuity that guarantees payments for the rest of your life. If you die before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

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Period certain annuity:  An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed your life expectancy. This option does not guarantee payments for the rest of your life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of your life and, after your death, payments continue to the survivor. Generally, unless you elect otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married participants under certain TSAs. We may offer other payout options not outlined here. Your financial professional can provide details.

Fixed annuity payout option

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your certificate or on our then current annuity rates, whichever is more favorable for you.

Variable Immediate Annuity payout options

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of EQ Premier VIP Trust and EQ Advisors Trust. The EQUI-VEST® Strategies contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options and whether the actual rate of investment return is higher or lower than an assumed base rate.

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The amount applied to purchase an annuity payout option

The amount applied to purchase an annuity payout option varies, depending on the annuity payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges. The amount applied to provide an annuity payout option will reflect the application of a withdrawal charge (except in those limited circumstances set forth in “Withdrawal charge” under “Charges and Expenses” later in this prospectus.

Selecting an annuity payout option

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your certificate before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. You must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the participation date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your certificate’s maturity date. Your certificate’s maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the participation date anniversary that follows your 95th birthday. This may be different in some states. Please see Appendix III later in this prospectus for state variations.

We will send you a notice with your certificate statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your certificate will be annuitized automatically using the normal form of annuity payout option. Currently, our normal form of annuity payout option is life annuity with a 10-year period certain.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. In general, the longer the period over which we expect to make payments, the lower will be your payment for each year.

The amount of the annuity payments will depend on:

(1)	the amount applied to purchase the annuity;

(2)	the type of annuity chosen, and whether it is fixed or variable;

(3)	in the case of a life annuity, your age (or your and the designated beneficiary’s ages);
(4)	in the case of a period certain annuity, the period selected; and

(5)	the frequency of the payments.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

Annuity maturity date

Your certificate has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is generally the participation date anniversary following the annuitant’s 95th birthday. We will send a notice with the annual statement one year prior to the maturity date.

Certificates with Personal Income Benefit

If you activated the Personal Income Benefit feature, on the certificate’s maturity date you may elect:

•	an annuity payout option we are then offering (for both or either your Personal Income Benefit account value and your Non-Personal Income Benefit account value);

•	a lump sum distribution of your account value (for both or either your Personal Income Benefit account value and your Non-Personal Income Benefit account value); or

•	the Personal Income Benefit maturity date annuity benefit (for your Personal Income Benefit account value only).

The Personal Income Benefit maturity date annuity benefit compares: (i) your Guaranteed Annual Withdrawal Amount under the Personal Income Benefit; and (ii) the amount you would receive by applying your Personal Income Benefit account value on the certificate’s maturity date to the guaranteed annuity rates for a life only annuity. The Personal Income Benefit maturity date benefit provides periodic payments of the higher resulting amount. This amount is fixed and does not change after annuity payments begin. Please note that if you elect the Personal Income Benefit maturity date annuity benefit for your Personal Income Benefit account value and you do not elect either a lump sum distribution or any annuity payout option for your Non-Personal Income Benefit account value remaining at the maturity date, we will apply your Non-Personal Income Benefit account value to the normal form of annuity payout option, which is a life annuity with a 10-year period certain.

Please see Appendix III later in this prospectus for the state variations.

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5. Charges and expenses

Charges under the contracts

Charge against the Separate Account

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group between 0% to 1.15% of daily net assets attributable to all certificates under the group contract. Contracts will generally have a charge of 1.15%, 1.10%, 1.00%, 0.90%, 0.80%, 0.70%, 0.60%, 0.50%, 0.25%, 0.10% or zero.

Charges may be based on:

•	the factors on which the mortality and expense risks charge and administration charges are based, including the size and type of the group;

•	the plan provisions which may provide, among other things, the level of contributions including employer contributions and the frequency of benefit payments;

•	whether we will be the sole contract provider;

•	the level of services provided by your financial professional; and

•	our sales-related expenses.

The charge may also be reduced for plans that reach predetermined levels of plan assets.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the certificate. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. A participant’s certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST® Strategies contracts.

Annual administrative charge

We deduct an administrative charge from your account value on the last business day of each participation year. We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. We will deduct a pro rata portion of the charge if you surrender your certificate, elect an annuity payout option or you die during the participation year.

We deduct the charge if your account value on the last business day of the participation year is less than $25,000. If your account value on such date is $25,000 or more, we do not deduct the charge. The charge is equal to $30 or, if less, 2% of your account value plus any amounts previously withdrawn during the participation year. We reserve the right to increase this charge to a maximum of $65. For particular groups, the charge may be waived or reduced for account values of less than $25,000 or the charge may also be waived entirely. See Appendix III later in this prospectus for any state variations on how this charge is deducted.

Differences in this charge are due to variations in group characteristics including the total amount of plan assets. The charge is designed primarily to defray administrative expenses in connection with the issuing and daily administration of the contracts. We will determine the applicability of this charge pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST® Strategies contracts.

Charge for third-party transfer or rollover

We may deduct a charge for third-party transfers. A third party transfer is where you ask us to directly transfer or roll over funds from your certificate to a permissible funding vehicle offered by another provider, or to another eligible plan. The charge is currently $25 ($65 maximum) per occurrence per participant. This charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value. This charge will also be imposed on each third-party transfer out of the contract’s forfeiture account into another permissible funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant certificates under the contract. Transfers are subject to any required employer approval.

Charge for enhanced death benefit

If you elect the enhanced death benefit we deduct a charge annually from your account value on each participation date anniversary. The charge is equal to 0.15% of your account value.

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We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. See Appendix III later in this prospectus for any state variations on how the charge for this benefit is deducted.

If your account value is insufficient to pay this charge, your certificate will terminate without value and you will lose any applicable guaranteed benefits.

Withdrawal charge

A withdrawal charge of up to 6% may apply as set forth in the contract and participation certificate.

For some groups, the withdrawal charge will apply on a participation year basis, applied to either the amount withdrawn or contributions withdrawn, (depending on the group). The withdrawal charge may also be based on a contract year basis. Under some group contracts, there will be no withdrawal charge. Differences in the basis and period for which and circumstances under which this charge applies are due to the total amount of plan assets under the contract, the frequency of the possible benefit payments as provided by the terms of the plan, other charges and fees under the contract and the compensation paid in connection with the sale of the contract. The basis, period of and circumstances under which the withdrawal charge applies will be determined pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST® Strategies contracts.

The withdrawal charge percentages may be different for certain group contracts.

If you participate in a contract in which the withdrawal charge is based on how long each contribution has been invested, the amount of the withdrawal charge we deduct is equal to a percentage of any contribution withdrawn attributable to contributions made during the current and, for example, five prior participation years measured from the date of the withdrawal. In the case of surrenders, we will pay you the greater of the following up to a maximum of the account value:

•	the account value after any withdrawal charge has been imposed (cash value), or:

•

the 10% free withdrawal amount plus the contributions made before the current and, for example, five prior participation years that have not been previously withdrawn, plus 95% of (a) the remaining account value, minus (b) any administrative fees.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the 10% free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge.

If you participate in a contract in which the withdrawal charge is determined on a contract year basis rather than a participation year basis, a withdrawal charge will apply to amounts withdrawn from the contract during a period of up to the first five contract years only if: (i) you transfer or directly roll over your account value to another annuity contract, employer designated funding vehicle or other funding vehicle permitted under tax laws, or (ii) the employer withdraws amounts from the contract and either transfers or directly rolls over the amount to another 403(b) employer-designated funding vehicle or transfers or distributes amounts in any other manner permitted under section 403(b) of the Code during the withdrawal charge period.

If you participate in a contract where the withdrawal charge is determined on a participation year basis, a withdrawal charge will not apply under the circumstances described as follows:

(1)

each participation year you can withdraw up to 10% of your account value without paying a withdrawal charge (10% free withdrawal amount). The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the participation year; or

(2)	after five participation years and you are at least age 59 1/2; or

(3)	you request a refund of an excess contribution within one month of the date on which the contribution is made; or

(4)	you die and the death benefit is made available to the beneficiary; or

(5)	after five participation years if you are at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond your age 59 1/2 and allows no prepayment; or

(6)	after three participation years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

(7)	the amount withdrawn is applied to the election of a life contingent annuity payout option; or

(8)	the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of your life expectancy, that allows no prepayment; or

(9)	after five participation years, you have reached age 55 and have separated from service; or

(10)	The withdrawal is made to satisfy minimum distribution requirements; or

(11)	You elect a withdrawal that qualifies as a hardship (or unforeseeable emergency for EDC) withdrawal under the Code; or

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(12)

If you have activated the Personal Income Benefit feature, we will waive any withdrawal charge for any Guaranteed Annual Withdrawal Amount payments during the participation year up to the greater of (a) the 10% free withdrawal amount, and (b) the Guaranteed Annual Withdrawal Amount. However, each withdrawal reduces the 10% free withdrawal amount for that participation year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a Personal Income Benefit Excess or Early withdrawal as long as it does not exceed the 10% free withdrawal amount; or

(13)	You have qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(14)	We receive proof satisfactory to us that your life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician); or

(15)

You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

—	its main function is to provide skilled, intermediate, or custodial nursing care;

—	it provides continuous room and board to three or more persons;

—	it is supervised by a registered nurse or licensed practical nurse;

—	it keeps daily medical records of each patient;

—	it controls and records all medications dispensed;

—	its primary service is other than to provide housing for residents; and

—

(subject to state approval), amounts withdrawn from the Personal Income Benefit investment options that are directly rolled over to an EQUI-VEST® GWBL Rollover IRA Annuity contract if the plan requires you to take a dstribution due to a separation from service or plan termination.

The withdrawal charge will apply if the condition as described in items 13 through 15 above existed at the time participation under the contract began or if the condition began within the 12 month period following such participation.

In addition, particular groups may receive the following waiver:

•	You sever from employment with your employer.

See Appendix III, later in this prospectus for information on state availability and variations with respect to the withdrawal charge.

In instances where a withdrawal charge applies, other than where your participation under the contract is terminated, in order to give you the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. Unless you specify otherwise, we deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the account for special dollar cost averaging. In the case where you terminate participation under the contract, we will pay your account value after the withdrawal charge has been imposed (cash value).

Personal Income Benefit charge

If you activate the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, we deduct an annual charge equal to 1.00% of your Personal Income Benefit account value. This charge will be deducted from your value in the Personal Income Benefit variable investment options on a pro rata basis on each participation date anniversary. It is not pro-rated to account for a portion of the year. However, if the Personal Income Benefit feature is terminated, the certificate is surrendered or a death benefit is paid on a date other than a participation date anniversary, we will deduct a pro rata portion of the charge for that year.

In no event will the charge for the Personal Income Benefit be deducted from your Non-Personal Income Benefit account value.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

Plan operating expense charge

Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer’s designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms of your Employer’s plan. We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds in your Non-Personal Income Benefit account value, we will deduct this

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charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

Loan set-up charge.  A $25 charge will be deducted from your account value at the time a loan is taken. The charge is to compensate us for administrative expenses associated with setting up the loan.

Annual loan record-keeping charge.  A $6.25 charge will be deducted from your account value on the last Friday of each calendar quarter to compensate us for record-keeping expenses associated with the loan. If that Friday is a holiday, the charge will be deducted on the last business day preceding that Friday. We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge.  We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge.  We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Charges that the Trusts deduct

The Trusts deduct charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent auditors’ fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of EQ Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the “underlying portfolios”). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

Variations in charges

For certain groups offered the EQUI-VEST® Strategies contract, we may reduce the withdrawal charges and/or separate account charges. We may also reduce or waive the annual administrative charge. We may make other changes to the EQUI-VEST® Strategies contract, including a change in the standard death benefit or the minimum initial contribution requirements; and/or permitting additional circumstances under which the withdrawal charge is waived.

Our costs for sales, administration and mortality may vary based on a number of factors, including the size and type of group or sponsoring organization; the level of services provided by us or your financial professional; if we will be the sole contract provider; and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing charges.

In order for a group to be considered for reduced charges, it generally must meet certain requirements relative to existing and projected plan assets. We determine the applicable charge reductions and benefit adjustments according to our procedures in effect at the time we approve a group. We may change our pricing procedures from time to time or the required level of assets a group must have to be eligible for reduced charges.

From time to time, an employer group has an existing arrangement with us, under which plan participants have individual contracts, and subsequently the employer purchases a group contract from us for new contributions and new participants only. Under these circumstances, we may make charge reductions or benefit adjustments under the existing individual contracts in order to reflect the same features, benefits and reduced costs as the group contract. We may also make charge reductions or benefit adjustments under existing individual contracts when an employer qualifies for a group contract but is unable to hold a group contract. Our pricing procedures for new groups may vary from the procedures we use for existing groups.

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional’s compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us.

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Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial services professional provide and will not be unfairly discriminatory.

Groups may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

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6. Payment of death benefit

Your beneficiary and payment of benefit

Beneficiary designations are subject to the terms of your plan. You designate your beneficiary when you apply for your certificate. You may change your beneficiary at any time while the annuitant is alive and the certificate is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Effect of your death

If you die before the annuity payments begin, we will pay the death benefit to your beneficiary.

How death benefit payment is made

This description of “How death benefit payment is made” describes the contract, and more particularly, the “Beneficiary continuation option” as in effect prior to legislation enacted at the end of 2019. Legislation enacted at the end of 2019 has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as TSAs and 457(b) plans. After regulatory guidance is issued on this legislation, we anticipate making changes beginning in 2020 to our contracts to reflect these legislative changes. We may be required in certain cases to pay benefits faster under existing contracts.

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen, if the option is permitted under federal tax rules in effect after your death.

If you have not chosen an annuity payout option as of the time of your death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See “Your annuity payout options” under “Accessing your money” earlier in this prospectus. Please note that you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary. In some cases a beneficiary may be able to do a nonspousal direct rollover to a new inherited IRA in the case of a death benefit from a qualified plan, 403(b) plan, or governmental employer 457(b) plan.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Beneficiary continuation option

Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to legislation enacted at the end of 2019. Upon your death, your beneficiary may generally elect to keep the certificate with your name on it and receive distributions under the certificate instead of receiving the death benefit in a single sum. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your certificate.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 72, if such time is later. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. After legislation enacted at the end of 2019, for deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch

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post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” later in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 presumably no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

Under the beneficiary continuation option:

•	The certificate continues with your name on it for the benefit of your beneficiary.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•

If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•

The beneficiary may make transfers among the investment options, but no additional contributions will be permitted. In addition, we may, at any time, exercise our right to close a variable investment option to transfers.

•	Loans will no longer be available.

•	The standard death benefit and the enhanced death benefit provisions will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in your certificate.

•

Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the certificate in a lump sum. Even in the case of TSA owners or plan participants who died before December 31, 2019, if the beneficiary dies January 1, 2020 or later, legislation enacted at the end of 2019 imposes a 10-year limit on the distribution of the remaining interest.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Personal Income Benefit on a Single life basis.  If you elected to take Guaranteed Annual Withdrawal Amount payments on a Single life basis, your beneficiary may elect any death benefit option described earlier in this prospectus for which your beneficiary is eligible. Your beneficiary is not eligible to receive Guaranteed Annual Withdrawal Amount payments. If the beneficiary elects the Beneficiary continuation option, the Personal Income Benefit variable investment options will not be available for transfers.

Personal Income Benefit on a Joint life basis.  If you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis, your beneficiary may either:

•	elect any death benefit option described earlier in this prospectus for which the beneficiary is eligible; or

•

elect to continue the certificate under the Personal Income Benefit Beneficiary continuation option, if your beneficiary is the same spouse you were married to when you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and you were still married at the time of your death.

If your beneficiary elects any death benefit option other than the Personal Income Benefit Beneficiary continuation option, the Guaranteed Annual Withdrawal Amount payments will terminate.

Your spousal beneficiary may (1) choose the “10-year rule” (the Guaranteed Annual Withdrawal Amount payments will terminate when all amounts under the certificate have been distributed) or (2) continue the certificate and take withdrawals under the Personal Income Benefit Beneficiary continuation option. If you were younger than age 72 at the time of your death, your spousal beneficiary may defer Personal Income Benefit Beneficiary continuation option payments until you would have reached age 72. However, any Guaranteed Annual Withdrawal Amount payments skipped cannot be recovered.

Under the Personal Income Benefit Beneficiary continuation option:

•	The certificate continues with your name on it for the benefit of your beneficiary.

•

The account value will be increased to equal the death benefit if the death benefit is higher than the total account value. If the account value is increased, the money will be allocated pro rata among the investment options including the Personal Income Benefit variable investment options. If applicable, the Ratchet Base will ratchet to the Personal Income Benefit account value on the next participation date anniversary.

•	The charge for the Personal Income Benefit will continue to apply. Withdrawal charges will no longer apply.

•	Payments will be equal to the greater of the Guaranteed Annual Withdrawal Amount and the Beneficiary continuation option payment. For information about what

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happens when the Personal Income Benefit account value falls to zero, see “Effect of your Personal Income Benefit account value falling to zero” under “Personal Income Benefit in “Contract features and benefits” earlier in this prospectus.

•

If you were enrolled in either the Maximum payment plan or the Customized payment plan (both described earlier in this prospectus in ‘‘Accessing your money’’ under ‘‘Withdrawing your account value’’), enrollment in a plan will continue unless your beneficiary submits a request to change the plan or to take ad hoc withdrawals.

•

If your spousal beneficiary receives payments under the Maximum payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made the funds will be taken from the Non-Personal Income Benefit account value first. If there are insufficient funds in the Non-Personal Income Benefit account value then the funds will be taken from the Personal Income Benefit account value.

•

If your beneficiary receives payments under the Customized payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made, it will be taken from the Non-Personal Income Benefit account value first. If there are insufficient values in the Non-Personal Income Benefit account value, any necessary amounts will be taken from the Personal Income Benefit account value. The scheduled payments will continue in the same amount and the combined Customized payment plan payments and the RMD payment will not be treated as a Personal Income Benefit Excess withdrawal.

•

If your beneficiary takes any partial withdrawals from the Personal Income Benefit account value in addition to the RMD and Customized payment plan payments, the Customized payment plan terminates for that participation year. The partial withdrawals may be treated as Personal Income Benefit Excess withdrawals if they exceed the Guaranteed Annual Withdrawal Amount. Your beneficiary may immediately sign up for a new program; however, the new payments will not begin until after the next participation date anniversary. We will require your beneficiary to use our form for this purpose.

•

If prior to your death, you did not elect an automatic payment plan and your beneficiary takes unscheduled Guaranteed Annual Withdrawal Amounts from the Personal Income Benefit account value, we will make a payment (if necessary) in December that will equal the RMD amount less any withdrawals made through the payment date. The December automatic payment will not be treated as a Personal Income Benefit Excess withdrawal. However, any future withdrawals from the

Personal Income Benefit account value in the same participation year may be treated as Personal Income Benefit Excess withdrawals. If your beneficiary satisfies the RMD amount through unscheduled withdrawals from the Personal Income Benefit account value prior to the December payment, any withdrawal from the Personal Income Benefit account value that exceeds the Guaranteed Annual Withdrawal Amount will be considered a Personal Income Benefit Excess withdrawal.

•

Upon the death of your spousal beneficiary, the Personal Income Benefit and Beneficiary continuation option payment comparison stops. The beneficiary designated by your spousal beneficiary to receive any interest in the certificate after the spousal beneficiary dies can elect to continue to receive the standard Beneficiary continuation option payments or receive any remaining account value in a lump sum.

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7. Tax information

CARES Act

Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) on March 27, 2020, with certain provisions immediately effective or retroactively effective to January 1, 2020. If you own a tax-qualified contract or intend to purchase a tax-qualified contract, you should consult with your tax adviser regarding how the CARES Act impacts your unique situation. The CARES Act suspends required minimum distributions during the 2020 calendar year for many tax-qualified and tax-favored plans and contracts (such as defined contribution plans, 403(b) plans, government sponsored employer 457(b) plans, and IRAs). Please read all disclosure in this Prospectus accordingly. The CARES Act permits penalty-free withdrawals during 2020 from such plans and contracts by individuals affected by coronavirus or the economic aftermath. Coronavirus-related distributions from all such plans and contracts would be limited to an aggregate of $100,000 for any individual. The individual would be able to repay the amount of the distribution to the plan or contract within a 3-year period. The CARES Act also increases availability of specified qualified plan loans and flexibility of repayment. Please consult your tax adviser about your individual circumstances.

Tax information and ERISA matters

Overview

This section of the prospectus discusses the current federal income tax rules that generally apply to annuity contracts which may be used to fund certain employer-sponsored retirement plans.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service (“IRS”) interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict, what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular employer’s plan or contract may vary depending on the facts applicable to that employer. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. Employers should not rely only on this document, but should consult their tax adviser before choosing EQUI-VEST® Strategies.

Choosing a contract to fund a retirement arrangement

Generally, there are two types of funding vehicles that are available for 403(b) plans: a 403(b) TSA annuity contract such as an EQUI-VEST® Strategies TSA or a 403(b)(7) custodial account. An EDC plan may be funded by specified annuity contracts, custodial accounts or trustee arrangements. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement below. Employers should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, employers should consider the annuity’s features and benefits, such as EQUI-VEST® Strategies standard death benefit, enhanced death benefit, selection of variable investment options, provision of a guaranteed interest option and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. Employers should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding 403(b) plans and 457(b) plans. For this purpose additional annuity contract benefits may include certain guaranteed benefits such as the Personal Income Benefit and enhanced death benefits. Employers should consider the potential implication of these Regulations before choosing this annuity contract.

Special rules for tax-favored retirement plans

Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

•	participation and coverage;

•	nondiscrimination;

•	vesting and funding;

•	limits on contributions, distributions, and benefits;

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•	withholding;

•	reporting and disclosure; and

•	penalties.

State income tax rules covering contributions to and distributions from employer-sponsored retirement plans may differ from federal income tax rules. It is the responsibility of the employer, plan trustee and plan administrator to satisfy federal income tax, state income tax and other state rules and ERISA rules, if applicable.

Additional “Saver’s Credit” for salary reduction contributions to certain plans

You may be eligible for a nonrefundable income tax credit for salary reduction contributions you make to a 403(b) plan or governmental employer 457(b) EDC plan as well as contributions you make to other eligible retirement plans or to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your salary reduction contribution is already excluded from tax. For details on this credit, please see the Internal Revenue Service Publication for your type of plan (for example, IRS Publication 571, Tax-Sheltered Annuity Plans (403(b) Plans) For Employees of Public Schools and Certain Tax-Exempt Organizations).

Tax-sheltered annuity arrangements (TSAs)

General

This section of the prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as “403(b) annuity contracts” or “Tax Sheltered Annuity contracts (TSAs)”.

The disclosure generally assumes that the TSA has 403(b) contract status or qualifies as a 403(b) contract. Due to Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to 2009 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual’s employer or the individual takes certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner’s employment status, plan participation status, and when and how the contract was acquired) on your personal situation.

Final Regulations under Section 403(b)

In 2007, the IRS and the Treasury Department published final Treasury regulations under Section 403(b) of the Code (2007 Regulations). As a result, there were significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on

January 1, 2009, but various transition rules applied beginning in 2007. There are still a number of uncertainties regarding the application of these rules. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on 403(b) TSA contracts issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.

Employer plan requirement.  The thrust of the 2007 Regulations is to require a written plan document for Section 403(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009 to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

As part of this process, the sponsoring employer designates the insurance companies or mutual fund companies to which it will make contributions to purchase 403(b) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as “approved providers” or “approved vendors” under the employer’s 403(b) plan, although such terms are not used in the 2007 Regulations. If the Company is not an approved provider under an employer’s 403(b) plan, active participants in that employer’s plan may have to transfer funds from their EQUI-VEST® Strategies TSA contracts to another 403(b) plan funding vehicle in a contract exchange under the same plan in order to avoid significant limitations under the 403(b) plan for transactions on the contract.

General; special employer rules

An employer eligible to maintain a 403(b) plan for its employees may make contributions to purchase a 403(b) funding vehicle for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions.

Generally, there are two types of funding vehicles available to fund 403(b) plans: an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.

Contributions to TSAs

There are three ways you can make contributions to this EQUI-VEST® Strategies TSA contract:

•	annual contributions made through the employer’s payroll; or

•	with employer or plan approval, a rollover from another eligible retirement plan; or

•	with employer or plan approval, a plan-to-plan direct transfer of assets or a contract exchange under the same plan.

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Annual contributions made through the employer’s payroll.  Annual contributions to 403(b) TSA contracts made through the employer’s payroll are limited. (Tax-free plan to plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called “salary reduction contributions” or “elective deferral contributions” and are generally made on a pre-tax basis. However, a TSA can also be wholly or partially funded through non-elective employer contributions or contributions treated as after-tax employee contributions. If the employer’s plan permits, and as reported to us by the employer, an employee may designate some or all of salary reduction contributions as “designated Roth contributions” under Section 402A of the Code, which are made on an after-tax basis.

Some employer contributions may be subject to vesting under the employer’s plan.

The annual limit on employer and employee contributions on behalf of an employee to defined contribution plans of an employer for 2020 is the lesser of $57,000 (after adjustment for cost-of-living changes) or 100% of compensation. When figuring out the contribution limit you have to:

•	include reallocated forfeitures and voluntary nondeductible employee contributions;

•

include compensation from the employer in the form of elective deferrals and excludible contributions under Section 457(b) EDC plans and “cafeteria” plans. These are plans giving employees a choice between cash and deferred benefits or specified excludible health and welfare benefits; and

•	disregard compensation or earned income of more than a specified amount. This amount is $285,000 for 2020. This amount may be further adjusted for cost-of-living changes in future years.

“Salary reduction” or “elective deferral” contributions made under a 403(b) plan or other cash or deferred arrangement are limited to $19,500 for 2020, and may be further adjusted for cost-of-living changes in future years. This limit applies to the total of all elective deferrals under all tax-favored plans in which the individual participates, from all employers, for example, also including salary reduction contributions under 401(k) plans. If the plan permits, an individual who is at least age 50 at any time during 2020 can make up to $6,500 additional salary reduction contributions for 2020.

Special provisions may allow certain participants with at least 15 years of service to make “catch-up” contributions to compensate for smaller contributions made in previous years.

If contributions to a 403(b) TSA contract exceed the applicable limit in any year, the excess will be taxable to the employee as ordinary income. In certain situations, we may distribute excess contributions to avoid tax penalties.

Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail 403(b) rules.

Rollover contributions.  After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

•	termination of employment with the employer who provided the funds for the plan; or

•	reaching age 59 1/2 even if still employed; or

•	disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code can be made free of income tax withholding and penalty-free. Repayments of these distributions to an eligible retirement plan are treated as deemed rollover contributions. IRS guidance will be required to implement this provision.

Rollovers of after-tax contributions from certain eligible retirement plans

Non-Roth after-tax contributions.  Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) EDC plan) may be directly rolled over to a 403(b) TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. Non-Roth

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after-tax contributions in a traditional IRA cannot be rolled over from the traditional IRA into a TSA.

See “IRS guidance on allocation between pre-tax and after-tax amounts on distributions; the effect of direct rollovers” under “Distributions from TSAs--Tax treatment of distributions from TSAs”.

Designated Roth contributions.  If the after-tax contributions are in a “designated Roth account” under a 403(b) plan, a 401(k) plan or a governmental employer EDC plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another “designated Roth account” under another such plan. They cannot be rolled over to a non-Roth after-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 403(b) plan (or a 401(k) plan or a governmental employer EDC plan).

Limitations on individual-initiated direct transfers.  The 2007 Regulations revoked Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) contract to another, without reportable taxable income to the individual. Under transitional rules in the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.

Direct transfer contributions.  A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: “plan-to-plan transfers” and “contract exchanges within the same 403(b) plan”. 403(b) plans do not have to offer these options. A “plan-to-plan transfer” must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant’s (or beneficiary’s) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant’s (or beneficiary’s) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant’s (or beneficiary’s) interest in the source 403(b) plan (for example with respect to the participant’s interest in any after-tax employee contributions).

A “contract exchange within the same 403(b) plan” must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant’s (or beneficiary’s) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future (“an information sharing agreement”). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.

We currently do not offer a 403(b) contract for a beneficiary of a deceased participant as described above.

TSA contracts issued by the Company pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are generally “grandfathered” as to 403(b) status. However, future transactions such as loans and distributions under such “grandfathered” contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer’s 403(b) plan, or the employer enters into an information sharing agreement with us.

Special rule for rollover or direct transfer contributions after lifetime required minimum distributions must start.  The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age 72 (or age 70 1/2 if applicable) in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

Distributions from TSAs

General

Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed pending receipt of information required to process the transaction under an information sharing agreement between the Company and the employer sponsoring the plan.

Withdrawal Restrictions — Salary reduction contributions.  You generally are not able to withdraw or take payment from your TSA contract unless you reach age 59 1/2, die, become disabled (special federal income tax definition), sever employment with the employer which provided the funds

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for the TSA contract, or suffer financial hardship (special federal income tax definition). Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings and must be approved by the employer or the plan. If you have activated the Personal Income Benefit feature, your hardship withdrawal may be a Personal Income Benefit Early withdrawal.

Under the 2007 Regulations, an employee is not treated as severing employment if the first employer and the subsequent employer are treated as the same employer (for example, an employee transfers from one public school to another public school of the same state employer).

These restrictions do not apply to the amount directly transferred to your TSA certificate that represents your December 31, 1988, account balance attributable to a 403(b) annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts directly transferred to your TSA certificate in a contract exchange under the same plan or a direct transfer from another 403(b) plan.

If any portion of the funds directly transferred to your TSA certificate is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. Account values attributable to employer contributions properly reported to us at the time of transfer will not be subject to restriction, unless required by the employer’s plan.

Withdrawals from a designated Roth account in a TSA contract are subject to these withdrawal restrictions.

Withdrawal restrictions on other types of contributions.  The plan may also impose withdrawal restrictions on employer contributions and related earnings. Amounts attributable to employer contributions are subject to withdrawal restrictions under the 2007 Regulations. These rules apply only to 403(b) plan contracts issued January 1, 2009 and later. These restrictions vary by individual plan and must be reported to us by the plan, the employer or the employer’s designee, as applicable.

Exceptions to withdrawal restrictions.  If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

A tax law change permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable, and withdrawals would not be permitted from the designated Roth account under the plan. We are assessing implementation issues regarding this feature; as additional separate accounting is required. See “’In-plan’ Roth conversions” below.

Distributions may also be made on termination of the plan.

Tax treatment of distributions from TSAs.  Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed.

Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions unless an exception applies. (For example, there is a limited exclusion from gross income for distributions used to pay qualified health insurance premiums of an eligible retired public safety officer from eligible governmental employer qualified plans, 403(b) plans and 457(b) plans.) Amounts distributed from TSAs are includable in gross income as ordinary income, not capital gain. Distributions from TSAs may be subject to 20% federal income tax withholding. See “Tax withholding and information reporting” below. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, both non-Roth and designated Roth, you will have a tax basis in your TSA certificate, which will be recovered tax-free. Unless we have been provided acceptable documentation for the amounts of any after-tax contributions to your TSA certificate, we assume that all amounts distributed from your TSA certificate are pre-tax, and we withhold tax and report accordingly.

Designated Roth contribution account.  Section 402A of the Code provides that a qualified distribution from a designated Roth account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income.

Distributions before annuity payments begin.  On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. This treatment is the same for non-qualified distributions from a designated Roth account under a 403(b) plan. For the special tax treatment applied to direct conversion rollovers, including “in-plan” Roth conversions, see “Tax-deferred rollovers and direct transfers” and “In-plan Roth conversions” below.

IRS guidance on allocation between pre-tax and after-tax amounts on distributions; the effect of direct rollovers.

The following applies where there are after-tax amounts and pre-tax amounts under the plan, and a distribution is made

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from the plan before annuity payments start. The IRS has issued ordering rules and related guidance on allocation between pre-tax and after-tax amounts.

•

All disbursements from the plan that are “scheduled to be made at the same time” are treated as a single distribution even if the recipient has directed that the disbursement be divided among multiple destinations. Multiple destinations include payment to the recipient and direct rollovers to one or more eligible retirement plans. (Separate information reports on Form 1099-R are generally required if a disbursement is divided among multiple destinations, however.)

•

If the pre-tax amount for the aggregated distribution is directly rolled over to one or more eligible retirement plans, the entire pre-tax amount is assigned to the amount of the distribution that is directly rolled over (and is not currently taxable).

•

If the recipient wants to divide the direct rollover among two or more eligible retirement plans, before the distribution is made, the recipient can choose how the pre-tax amount is to be allocated among the plans. We expect to have forms for this choice.

•

If the pre-tax amount for the aggregated distribution is more than the amount directly rolled over, the pre-tax amount is assigned to the portion of the distribution that is directly rolled over, up to the amount of the direct rollover (so that each direct rollover consists entirely of pre-tax amounts).

•

The guidance indicates that any remaining pre-tax amount is next assigned to any 60-day rollovers up to the amount of the 60-day rollovers. (Please note that the recipient is responsible for the tax treatment of 60-day rollovers and that our information report on Form 1099-R will reflect distribution to the recipient and any required 20% withholding.)

•	The guidance indicates that any remaining pre-tax amount after assignment of the pre-tax amount to direct rollovers and 60-day rollovers is includible in gross income.

•	Finally, if the amount rolled over to an eligible retirement plan exceeds the portion of the pre-tax amount assigned or allocated to the plan, the excess is an after-tax amount.

For example, if a plan participant takes a distribution of $100,000 from a plan, $80,000 of which is pre-tax and $20,000 of which is attributable to non-Roth after-tax contributions, the participant could choose to allocate the distribution so that the entire pre-tax amount of $80,000 could be directly rolled over to a traditional IRA and the $20,000 non-Roth after-tax contributions could be rolled over to a Roth IRA.

Annuity payments.  If you elect an annuity payout option, the non-taxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary’s) final tax return.

Payments to a beneficiary after your death.  Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse may also be eligible to roll over a TSA death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances. Legislation enacted at the end of 2019 may restrict the availability of payment options under such IRAs.

Loans from TSAs.  The following discussion also applies to loans under governmental employer 457(b) EDC plans. See “Public employee deferred compensation plans (EDC Plans)” later in this prospectus.

If the plan permits, loans are available from a 403(b) plan. Loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax requirements apply even if the plan is not subject to ERISA. Please see Appendix III later in this prospectus for any state rules that may affect loans.

Effect of 2007 Regulations on loans from TSAs.  As a result of the 2007 Regulations loans are not available without employer or plan administrator approval. Loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. Processing of a loan request will not be completed pending receipt of information required to process the transaction under an information sharing agreement between the Company and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Finally, unpaid loans may become taxable when the individual severs from employment with the employer which provided the funds for the contract. In addition, the 10% early distribution penalty tax may apply.

We report the entire unpaid balance of the loan (including unpaid interest) as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

•	The amount of a loan to a participant, when combined with all other loans to the participant from all qualified

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plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant’s nonforfeitable accrued benefits; and (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer 457(b) EDC plans and 403(b) plans are included in “all qualified plans of the employer” for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.

•

In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant’s primary residence. EQUI-VEST® Strategies TSA contracts have a term limit of 10 years for loans used to acquire the participant’s primary residence.

•

All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

Tax-deferred rollovers and direct transfers.  If withdrawal restrictions discussed earlier do not apply, you may roll over any “eligible rollover distribution” from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct roll-over or a rollover you do yourself within 60 days after you receive the distribution. To the extent rolled over, it remains tax-deferred.

You may roll over a distribution of pre-tax funds from a TSA to any of the following: a qualified plan, a governmental employer 457(b) EDC plan, a traditional IRA or a TSA. A spousal beneficiary may also roll over death benefits to any of these. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances. Legislation enacted at the end of 2019 may restrict the availability of payment options under such IRAs.

Eligible rollover distributions from qualified plans, 403(b) plans and governmental employer Section 457(b) plans may be rolled over to a SIMPLE IRA that the participant has participated in for at least two years.

Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Conversion rollover transactions from pre-tax or non-Roth after-tax accounts are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The recipient plan must agree to take the distribution. If you are rolling over from a 403(b) plan to a governmental employer 457(b) EDC plan, the recipient governmental employer 457(b) EDC plan must agree to separately account for the rolled-over funds.

The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals and (3) any required minimum distributions under federal income tax rules.

“In-plan” Roth conversions.  If permitted by the plan, participants who are eligible to withdraw amounts may make an “in-plan” direct conversion rollover from a pre-tax account or a non-Roth after-tax account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An “in-plan” direct conversion rollover is not subject to withholding but is a taxable transaction, so a participant considering an “in-plan” direct conversion rollover should consider the payment of estimated tax. No tax applies to the basis portion of a non-Roth after-tax amount so converted.

As indicated above under “Exceptions to withdrawal restrictions,” a tax law change effective in 2013 permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable, and withdrawals would not be permitted from the designated Roth account under the plan. Additional separate accounting will be required to implement this provision.

Non-Roth after-tax contributions.  Any non-Roth after-tax contributions you have made to a TSA only may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. You may roll over any after-tax contributions you have made to a TSA to a traditional IRA (either in a direct rollover or a roll-over you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. After-tax contributions from a TSA which are rolled into a traditional IRA cannot be rolled back into a qualified plan or TSA. After-tax contributions may not be rolled into a governmental employer EDC plan. As described above under “In-plan Roth conversions”, if the plan permits, you may also roll over non-Roth after-tax contributions to a designated Roth account under the plan.

Roth after-tax contributions.  Amounts attributable to “designated Roth contributions” under a 403(b) plan may be rolled over to any of the following:

•	another designated Roth contribution separate account under (i) another 403(b) plan; (ii) a 401(k) plan; or (iii) a governmental employer EDC plan; or

•	a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of “designated Roth contributions” under a 401(k) plan or a governmental employer EDC plan.

See “IRS guidance on allocation between pre-tax and after-tax amounts on distributions; the effect of direct rollovers” above.

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Before you decide to roll over a distribution to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. You should discuss with your tax adviser the rules which may apply to the rolled over funds. For example, distributions from a governmental employer 457(b) EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions, which applies to other types of retirement plans. If you roll over funds from an eligible retirement plan which is not a governmental employer 457(b) EDC plan (qualified plan, 403(b) plan or traditional IRA) into a governmental employer 457(b) EDC plan, and you later take a distribution from the recipient government employer 457(b) EDC plan, those amounts generally remain subject to the penalty.

You should check if the recipient plan separately accounts for funds rolled over from another eligible retirement plan, as the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Direct transfers that are: (1) contract exchanges under the same 403(b) plan, (2) direct 403(b) plan-to-403(b) plan transfers, or (3) used to purchase permissive service credits under a retirement plan are not distributions.

If there is a mandatory distribution provision in your employer’s plan for certain small amounts and you do not designate an eligible retirement plan to receive such a mandatory distribution, Treasury Regulations require a traditional IRA to be established on your behalf.

Distribution Requirements

TSAs are subject to required minimum distribution rules. See “Required minimum distributions” later in this prospectus.

Spousal consent rules

If ERISA rules apply to your TSA you will need to get spousal consent for loans, withdrawals or other distributions if you are married when you request one of these transactions under the contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the participant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the participant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer’s plan and the contract.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•	to pay for certain extraordinary medical expenses (special federal income tax definition); or

•	in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

•	under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code; or

•

in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

Public employee deferred compensation plans (EDC Plans)

Special employer and ownership rules.  Employers eligible to maintain EDC plans under Section 457(b) of the Code include governmental entities such as states, municipalities and state agencies (governmental employers). Since EQUI-VEST® Strategies is open only to governmental employer EDC plans, no rules applicable to tax-exempt employees are discussed.

An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer’s contributions to purchase the EDC contracts or any earnings until they actually receive funds from a governmental employer EDC plan. The plan’s assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.

Contribution Limits.  The maximum contribution for 2020 is the lesser of $19,500 or 100% of includible compensation.

Special rules may permit “catch-up” contributions during the three years preceding normal retirement age under the EDC plan. If the plan provides for catch-up contributions for any

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of the 3 years of service preceding the plan retirement age, the maximum contribution for an individual eligible to make such catch-up contributions is twice the otherwise applicable dollar limit, or $39,000 for 2020.

If the plan permits, an individual at least age 50 at any time during 2020 may be able to make up to $6,500 additional salary reduction contributions. An individual must coordinate this “age 50” catch-up with the other “last 3 years of service” catch up.

A governmental employer EDC plan may permit some or all of elective deferral contributions to be made as “designated Roth contributions” under Section 402A of the Code which are made on an after-tax basis. Unless otherwise indicated, the tax treatment of designated Roth contributions is described under “Tax-sheltered annuity contracts (TSAs)” previously in this Section.

Rollover contributions.  Eligible rollover distributions of pre-tax funds from 403(b) plans, 401(a) qualified plans, other governmental employer EDC plans and traditional IRAs may be rolled over into other such plans. The recipient plan must agree to take the distribution. If the source of the eligible rollover distribution is not a governmental employer EDC plan and the recipient plan is a governmental employer EDC plan, the recipient governmental employer EDC plan must agree to separately account for the rolled-over funds.

A governmental employer EDC plan which permits designated Roth elective deferral contributions to be made may also permit rollover contributions from another “designated Roth account” under another governmental employer EDC plan (or a 403(b) plan, or a 401(k) plan) to such a designated Roth account. Roth IRA funds may not be rolled over to such a designated Roth account.

Before you decide to roll over a distribution to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer EDC plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

Under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code can be made free of income tax withholding and penalty-free. Repayments of these distributions to an eligible retirement plan are treated as deemed rollover contributions. IRS guidance will be required to implement this provision.

Withdrawal Limits.  In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70 1/2, severs from employment with the employer or is faced with an unforeseeable emergency. Under legislation enacted at the end of 2019, withdrawals from a governmental employer 457(b) plan are permitted when the participant attains age 59 1/2; the limit remains at age 70 1/2 for tax exempt employer 457(b) plans. Under Treasury Regulations, amounts may also be distributed on plan termination. Small amounts (up to $5,000) may be taken out by the plan participant or forced out by the plan under certain circumstances, even though the plan participant may still be working and amounts would not otherwise be made available. Such a mandatory forced-out distribution is an eligible rollover distribution. Treasury Regulations require a direct rollover to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution. For funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan, because the funds are accounted for separately.

See the discussion under “Tax-sheltered annuity contracts (TSAs)” previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.

Distribution Requirements.  EDC plans are subject to minimum distribution rules similar to those that apply to TSAs. See “Required minimum distributions” later in this prospectus. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains age 72 (or age 70 1/2 if applicable) or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator’s responsibility to see that minimum distributions from an EDC plan are made.

If the EDC plan provides, a deceased employee’s beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received.

Tax Treatment of Distributions.  The taxation of distributions from a governmental employer EDC plan is generally the same as the tax treatment of distributions from TSAs discussed earlier in this prospectus. That is, amounts are generally not subject to tax until actually distributed and amounts may be subject to 20% federal income tax withholding. See “Tax withholding and information reporting” later in this prospectus. However, distributions from a governmental employer EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions.

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If the governmental employer EDC plan permits designated Roth contributions, Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income. See the discussion under “Tax-sheltered annuity contracts (TSAs)” previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under a 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.

Tax-deferred rollovers.  A participant in a governmental employer EDC plan, or in certain cases, a beneficiary, may be able to roll over an eligible rollover distribution from the plan to a traditional IRA, qualified plan or 403(b) plan, as well as to another governmental employer EDC plan. See the discussion above under “Distributions from TSAs — Tax-deferred rollovers and direct transfers” for rollovers from governmental employer EDC plans to SIMPLE IRAs. The recipient plan must agree to take the distribution.

If you roll over funds from a governmental employer EDC plan into a different type of eligible retirement plan (qualified plan, 403(b) plan, or traditional IRA), any subsequent distributions may be subject to the 10% federal income tax penalty noted above. Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts roll-overs and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You may roll over a distribution from a governmental employer 457(b) plan to any of the following: a 403(b) plan funding vehicle, a qualified plan, another governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.

Distributions from a governmental employer 457(b) plan can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

If the governmental employer EDC plan permits designated Roth contributions, amounts attributable to designated Roth contributions may be rolled over to any of the following:

•	another designated Roth contribution separate account under (i) another governmental employer EDC plan; (ii) a 403(b) plan; or (iii) a 401(k) plan; or

•	a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of “designated Roth contributions” under a 403(b) plan or a 401(k) plan.

If the governmental employer EDC plan permits designated Roth contributions and also if permitted by the plan, participants who are eligible to withdraw amounts may make an “in-plan” direct conversion rollover from a non-Roth account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An “in-plan” direct conversion rollover is not subject to withholding but typically produces taxable income.

Loans.  Same as for TSAs. (See “Loans from TSAs” under “Distributions from TSAs” earlier in this prospectus.)

Required minimum distributions

Legislation enacted at the end of 2019, which is generally effective January 1, 2020, significantly amends the required minimum distribution rules. Because these rules are statutory and regulatory, in many cases IRS guidance will be required to implement these changes.

Background on regulations — required minimum distributions

If you are a participant in a 403(b) plan or a governmental employer EDC plan, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and arrangements by a specified date. The beginning date depends on the type of plan or arrangement, and your birthdate and retirement status. The distribution requirements are designed to use up your interest in the plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from annuity contracts funding tax qualified retirement plans, including 403(b) plans and 457(b) plans. For this purpose additional annuity contract benefits may include enhanced death benefits. If you take annual withdrawals instead of receiving annuity payments, this could increase the amount required to be distributed from these contracts.

Lifetime required minimum distributions — When you have to take the first required minimum distribution

When you have to start lifetime required minimum distributions from 403(b) plans and 457(b) plans initially depends on your birthdate. Under legislation enacted at the end of 2019, lifetime required minimum distributions from

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403(b) plans and 457(b) plans must generally start for the year in which you attain age 72 (if you were born July 1, 1949 or later). For individuals born June 30, 1949 or earlier, lifetime required minimum distributions from 403(b) plans and 457(b) plans must generally start for the year in which you attain age 70 1/2. That is, individuals who had already attained age 70 1/2 by December 31, 2019 had no change from prior law in the start or continuation of their lifetime required minimum disdistributions. However, 403(b) plan and 457(b) EDC plan participants may be able to delay the start of required minimum distributions for all or part of the account balance until after age 72 (or age 70 1/2 if applicable), as follows:

•

For 403(b) plan and 457(b) EDC plan participants who have not retired from service with the employer who provided the funds for this TSA or EDC contract by the calendar year the participant turns age 72 (or age 70 1/2 if applicable), the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement.

•

403(b) plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 TSA account balance, even if retired at age 72 (or age 70 1/2 if applicable).

The first required minimum distribution is for the calendar year in which you turn age 72 (or age 70 1/2 if applicable), or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 72 (or age 70 1/2 if applicable) or retire or to delay taking it until the first three-month period in the next calendar year (January 1 – April 1). Distributions must start no later than your “Required Beginning Date,” which is April 1st of the calendar year after the calendar year in which you turn age 72 (or age 70 1/2 if applicable) or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year — the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you calculate required minimum distributions

There are two approaches to taking required minimum distributions — “account-based” or “annuity-based.”

Account-based method.  If you choose an “account-based” method, you divide the value of your TSA account or EDC account as of December 31st of the past calendar year by a number corresponding to your age from an IRS table to give you the required minimum distribution amount for that particular plan or arrangement for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may be able to later apply your funds to a life annuity-based pay-out with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

Annuity-based method.  If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your retirement plans?

No, if you want, you can choose a different method for each of your retirement plans. For example, you can choose an annuity payout from your TSA certificate, a different annuity payout from a qualified plan, and an account-based annual withdrawal from an IRA.

Will we pay you the annual amount every year from your certificate based on the method you choose?

We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our required minimum distribution automatic withdrawal option. Otherwise, you will be responsible each year for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your 403(b) TSA contracts, the IRS will let you calculate the required minimum distribution for each TSA that you maintain, using the method that you picked for that particular 403(b) funding vehicle. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall 403(b) plan required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more TSA contracts or custodial accounts that you own.

What if you take more than you need to for any year?

The required minimum distribution amount for each of your plans and arrangements is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans or TSAs to the amounts you have to take from your traditional IRAs and vice-versa.

What if you take less than you need to for any year?

Your plan or arrangement could be disqualified, and you could have to pay tax on the entire value. Even if your plan or arrangement is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If this is a TSA and you do not select a method with us, we will assume you are taking your required minimum distribution

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from another TSA contract or custodial account that you own. Note that in the case of an EDC plan the distribution must be taken annually from the EDC contract.

What are the required minimum distribution payments after you die?  These vary, depending on the status of your beneficiary (individual or entity) and when you die. Legislation enacted at the end of 2019 significantly amends the post-death required minimum distribution rules for distributions made beginning January 1, 2020, and in some cases may affect payouts for pre-December 31, 2019 deaths. IRS guidance will be needed to implement these changes.

Individual beneficiary

Unless the individual beneficiary has a special status as an “eligible designated beneficiary” or “EDB” described below, distributions of the remaining amount in the defined contribution plan or IRA contract following your death must be distributed within 10 years. IRS guidance will be needed regarding the mechanics of implementation of this “10-year” rule.

Individual beneficiary who has “eligible designated beneficiary’ or “EDB” status

An individual beneficiary who is an “eligible designated beneficiary” or “EDB” can take annual post-death required minimum distribution payments over the life of the EDB or over a period not extending beyond the life expectancy of the EDB, as long as the distributions start no later than one year after your death (to be prescribed in Treasury Regulations). The following individuals are EDBs:

•	Your surviving spouse (see spousal beneficiary, below);

•	Your minor children (only while they are minors);

•	A disabled individual (Internal Revenue Code definition applies);

•	A chronically ill individual (Internal Revenue Code definition applies); and

•	Any individual who is not more than 10 years younger than you.

In certain cases, a trust for a disabled individual or a chronically ill individual may be treated as an individual and not as an entity beneficiary.

When minor children reach the age of majority, they stop EDB status and the remainder of the portion of their interest not yet distributed must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of this EDB status shift provision. It appears to discourage life contingent annuity payouts to minor children.

Spousal beneficiary

If your death beneficiary is your surviving spouse, your spouse has a number of choices. As noted above, post-death distributions may be made over your spouse’s life or period of life expectancy. Your spouse may delay starting payments over his/her life expectancy period until the year in which you would have attained age 72. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 72, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

Non-individual beneficiary

Pre-January 1, 2020 rules continue to apply. If you die before your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the “5-year rule” applies. Under this rule, the entire interest must be distributed by the end of the calendar year which contains the fifth year anniversary of the owner’s death. No distribution is required for a year before that fifth year. Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die after your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner’s life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Please note that under legislation enacted in 2019, for owner or participant deaths on ort after January 1, 2020, it appears that trusts which would have qualified under pre-January 2020 rules as “see-through trusts” will not be treated as entity beneficiaries.

Additional changes to post-death distributions after the 2019 legislation

The legislation enacted at the end of 2019 applies to deaths after December 31, 2019, so that the post-death required minimum distribution rules in effect before January 1, 2020 continue to apply initially. As long as payments start no later than December 31 following the calendar year of the owner’s or participant’s death, individuals who are non-spouse beneficiaries may continue to stretch post-death payments over their life. It is also permissible to stretch post-death payments over a period not longer than their life expectancy based on IRS tables as of the calendar year after the owner’s or participant’s death on a term certain method. In certain cases, a “see-through” trust which is the death beneficiary will be treated as an individual for measuring the distribution period.

However, the legislation enacted at the end of 2019 views the death of the original individual beneficiary as an event that triggers the “10-year” distribution period. Prior to 2019, for example, if an individual beneficiary who had a 20-year life expectancy period in the year after the owner’s or participant’s death died in the 7th year of post-death payments, the beneficiary named by the original beneficiary could continue the payments over the remaining 13 years of the original

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beneficiary’s life expectancy period. Even if the owner or participant in this example died before December 31, 2019, the legislation caps the length of any post-death period after the death of the original beneficiary at 10 years. As noted above, a rule similar to this applies when an EDB dies, or a minor child reaches the age of majority — the remaining interest must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of these beneficiary status shift provisions.

ERISA matters

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

In addition, certain loan rules apply only to loans under ERISA plans:

•

For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for ensuring that any loan meets applicable DOL requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not the Company to properly administer any loan made to plan participants.

•

With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with EQUI-VEST® Strategies processing and all other terms and conditions of the loan.

•

Only 50% of the participant’s vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant’s vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

•

Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

•

Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

•	Plans subject to ERISA provide that the participant’s spouse must consent in writing to the loan.

Certain rules applicable to plans designed to comply with Section 404(c) of ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant’s or beneficiary’s exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor and the plan sponsor may choose not to comply with Section 404(c).

The EQUI-VEST® Strategies TSA contracts provide the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor’s responsibility to see that the requirements of the DOL regulation are met. The Company and its financial professionals shall not be responsible if a plan fails to meet the requirements of Section 404(c).

Tax withholding and information reporting

Status for income tax purposes; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U.S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding.  We must withhold federal income tax from distributions from annuity contracts. Distributions from employer-sponsored retirement plans are also subject to income tax withholding. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The

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rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

We might have to withhold and/or report on amounts we pay under a free look or cancellation.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

We withhold differently on “periodic” and “non-periodic” payments. For a periodic annuity payment, for example, your withholding depends on what you specify on an IRS Form W-4P, and we withhold according to the IRS Form W-4P. If you do not give us your correct Taxpayer Identification Number, we withhold at the highest rate.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals) which are not eligible rollover distributions

For a non-periodic distribution (total surrender or partial withdrawal) which is not an eligible rollover distribution, we generally withhold at a flat 10% rate.

You cannot elect out of withholding if the payment is an “eligible rollover distribution.”

Mandatory withholding from eligible rollover distributions

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from governmental employer 457(b) EDC plans and TSAs are subject to mandatory 20% withholding. See “Distributions from TSAs” earlier in this section and “Tax Treatment of Distributions” under “Public employee deferred compensation plans (EDC Plans)” earlier in this prospectus. The plan administrator is responsible for withholding from governmental employer 457(b) EDC plan distributions.

All distributions from a TSA, governmental employer 457(b) EDC plan or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

•	any distributions which are “required minimum distributions” after lifetime required minimum distributions must start; or

•	substantially equal periodic payments made at least annually for the life (or life expectancy) or the joint lives (or joint life expectancies of the plan participant (and designated beneficiary); or

•	substantially equal periodic payments made for a specified period of 10 years or more; or

•	hardship withdrawals or for EDC, unforseeable emergency withdrawals; or

•	corrective distributions which fit specified technical tax rules; or

•	loans that are treated as distributions; or

•	to the extent that it is a post-death required minimum distribution not eligible to be rolled over, a death benefit payment to a beneficiary who is not the plan participant surviving spouse; or

•	a qualified domestic relations order distribution to a beneficiary who is not the plan participant current spouse or former spouse.

A death benefit payment to the plan participant surviving spouse (and in some instances to a non-spouse beneficiary), or a qualified domestic relations order distribution to the plan participant current or former spouse, may be a distribution subject to mandatory 20% withholding.

Impact of taxes to the Company

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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8. More information

About our Separate Account A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. We may invest the assets of Separate Account A in any investment permitted by applicable law. The results of Separate Account A’s operations are accounted for without regard to the Company’s other operations. The amount of some of our obligations under the contracts and certificates is based on the assets in Separate Account A. However, the obligations themselves are obligations of the Company.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise the Company or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)	to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)	to combine any two or more variable investment options;

(3)	to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)	to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)	to deregister Separate Account A under the Investment Company Act of 1940;

(6)	to restrict or eliminate any voting rights as to Separate Account A;

(7)	to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)	to close a variable investment option to transfers and contributions; and

(9)	to limit the number of variable investment options which you may elect.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

About the general account

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract’s account value or any guaranteed benefits with which the contract was issued. The Company is solely responsible to the contract owner for the contract’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by the Company’s general

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account and are subject to the Company’s claims paying ability. An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a “covered security” under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Dates and prices at which certificate events occur

We describe below the general rules for when, and at what prices, events under your certificate will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Business day

Our “business day” is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

•	If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

—	on a non-business day;
—	after 4:00 PM, ET on a business day; or

—	after an early close of regular trading on the NYSE on a business day.

•	When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.

•	Quarterly rebalancing will be processed on a calendar year basis. Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

Contributions, transfers, withdrawals and surrenders

•	Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

•	Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

•

Contributions made to the special dollar cost averaging program will be credited with the interest rate in effect on the date the first contribution is received by us and allocated to the time period initially selected by you.

•	Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

•	Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

•	For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

•	For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

•	Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

About your voting rights

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

•	the election of trustees;

•	the formal approval of independent auditors selected for each Trust; or

•	any other matters described in each prospectus for the Trusts or requiring a shareholders’ vote under the Investment Company Act of 1940.

We will give participants the opportunity to instruct us how to vote the number of shares attributable to their certificates if a shareholder vote is taken. If we do not receive instructions in

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time from all participants, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants vote. One effect of proportional voting is that a small number of participants may determine the outcome of a vote.

The Trusts sell their shares to the Company separate accounts in connection with the Company’s variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. EQ Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for the Company. We currently do not foresee any disadvantages to our participants arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our participants, we will see to it that appropriate action is taken to do so.

Separate Account A voting rights

If actions relating to Separate Account A require participant approval, participants will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants.

Changes in applicable law

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as purchasing the contract or making contributions, transfers, or withdrawals, based on your individual circumstances.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in

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which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

Statutory compliance

We have the right to change the terms of the contract and any certificate thereunder without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in the contract and any certificate thereunder must be in writing and made by an authorized officer of the Company. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

About legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a participant’s interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the certificates, or the distribution of the certificates.

Financial statements

The financial statements of Separate Account A, as well as the consolidated financial statements of the Company, are in the SAI. The financial statements of the Company have relevance to the contracts only to the extent that they bear upon the ability of the Company to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling 1-800-628-6673.

Transfers of ownership, collateral assignments, loans, and borrowing

The owner may not assign a contract or certificate for any purpose.

You cannot assign a certificate as security for a loan or other obligation. Loans from account value, however, are permitted unless restricted by the employer.

Funding changes

The employer or trustee can change the funding vehicle for the plan.

Distribution of the contracts

The contracts are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other life and annuity products we issue.

The contracts are sold by financial professionals of Equitable Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges and expenses” earlier in this prospectus.

Equitable Advisors Compensation.  The Company pays compensation to Equitable Advisors based on contributions made on the contracts sold through Equitable Advisors (“contribution-based compensation”). The contribution-based compensation will generally not exceed 16.0% of total contributions. Equitable Advisors, in turn, may pay a portion of the contribution-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.70% of the account value of the contract sold (“asset-based compensation”). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by Equitable Advisors varies among financial

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professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.  In an effort to promote the sale of the Company products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of our contract than it pays for the sale of a contract or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same contract. Equitable Advisors also pay different levels of compensation based on different contract types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.  The Company pays contribution-based and asset-based compensation (together “compensation”) to Equitable Distributors. Contribution-based compensation is paid based on the Company contracts sold through Equitable Distributors’ Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of Equitable Distributors’ Selling broker-dealers. Contribution-based compensation will generally not exceed 16.0% of the total contributions made under the contracts. Equitable Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.70% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which the Company pays to Equitable Distributors will be reduced by the same amount, and the Company will pay Equitable Distributors asset-based compensation on the contract equal to the asset-based compensation which Equitable Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

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The Company also pays Equitable Distributors compensation to cover its operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.  Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.

Allstate Financial Services, LLC

American Portfolios Financial Services

Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Capital Investment Group

Centaurus Financial, Inc.

Cetera Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Independent Financial Group, LLC

Infinex Investments Inc.

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Prospera Financial Services

Pruco Securities, LLC

Raymond James

RBC Capital Markets Corporation

Robert W Baird & Company

Santander Securities Corp.

Sigma Financial Corporation

Stifel, Nicolaus & Company, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

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Appendix I: Condensed financial information

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90% and 0.50%. The unit values and number of units outstanding for contracts offered under Separate Account A with daily asset charges of 0.70% are available in the Statement of Additional Information. To request a copy of the Statement of Additional Information, please contact our Processing Office. At the date of this Prospectus, unit values and number of units outstanding for contracts offered under Separate Account A with asset based charges of 0.00%, 0.10%, 0.25%, 0.60%, 0.80%, 1.00%, 1.10% and 1.15% did not exist. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.33	$105.90	$101.03	$108.74	$118.13	$112.24	$131.36
Number of units outstanding (000’s)	—	—	—	—	1	1	3	1	2	3
1290 VT DoubleLine Opportunistic Bond
Unit value	—	—	—	—	—	$97.73	$101.57	$104.62	$102.71	$110.04
Number of units outstanding (000’s)	—	—	—	—	—	—	1	2	5	6
1290 VT Equity Income
Unit value	$113.13	$111.67	$130.28	$170.11	$183.20	$178.46	$199.82	$229.39	$200.74	$247.11
Number of units outstanding (000’s)	13	15	17	24	24	23	24	22	21	20
1290 VT GAMCO Small Company Value
Unit value	$189.25	$180.99	$211.38	$291.41	$297.64	$278.15	$339.81	$390.96	$327.05	$399.80
Number of units outstanding (000’s)	37	54	67	92	103	114	125	131	140	148
1290 VT High Yield Bond
Unit value	—	—	—	$101.58	$102.59	$98.52	$109.09	$115.11	$111.54	$124.81
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	2	4
1290 VT Small Cap Value
Unit value	—	—	—	—	—	$87.50	$107.74	$120.41	$105.64	$131.75
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	2
1290 VT SmartBeta Equity
Unit value	—	—	—	—	—	$95.76	$100.49	$121.23	$112.81	$141.90
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	2	3
1290 VT Socially Responsible
Unit value	$81.53	$81.02	$93.73	$124.77	$140.48	$139.88	$152.42	$181.87	$172.35	$222.49
Number of units outstanding (000’s)	5	5	5	7	7	8	9	9	9	10

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
All Asset Growth-Alt 20
Unit value	$119.19	$113.99	$126.51	$143.08	$145.18	$138.18	$150.03	$172.32	$157.85	$186.30
Number of units outstanding (000’s)	2	4	7	10	12	12	13	17	18	16
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.50	$100.55	$99.57	$101.44	$103.84	$101.99	$110.25
Number of units outstanding (000’s)	—	—	—	1	6	11	18	18	21	25
CharterSM Moderate
Unit value	—	—	—	—	—	—	—	$105.40	$99.40	$113.11
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
CharterSM Multi-Sector Bond
Unit value	$141.96	$148.19	$154.67	$151.74	$153.96	$151.59	$154.64	$156.68	$154.48	$163.67
Number of units outstanding (000’s)	8	11	16	16	17	20	20	19	20	21
CharterSM Small Cap Growth
Unit value	$132.65	$110.84	$122.33	$179.16	$172.91	$161.00	$174.48	$215.03	$202.37	$266.82
Number of units outstanding (000’s)	4	5	5	5	5	5	5	5	4	5
CharterSM Small Cap Value
Unit value	$182.96	$164.97	$190.90	$270.01	$253.90	$218.57	$271.27	$299.20	$257.99	$318.68
Number of units outstanding (000’s)	13	12	11	13	12	11	10	10	9	9
EQ/400 Managed Volatility
Unit value	$119.90	$109.05	$125.86	$164.25	$177.09	$170.04	$201.68	$230.30	$200.22	$247.88
Number of units outstanding (000’s)	—	—	—	1	1	1	2	2	2	3
EQ/500 Managed Volatility
Unit value	$115.50	$110.17	$125.36	$162.66	$181.49	$180.51	$198.61	$237.69	$221.26	$284.84
Number of units outstanding (000’s)	—	—	1	1	1	2	2	3	3	4
EQ/2000 Managed Volatility
Unit value	$123.95	$109.88	$125.70	$171.15	$176.49	$165.98	$198.25	$223.70	$195.26	$240.80
Number of units outstanding (000’s)	—	—	1	1	1	1	1	1	2	2
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.50	$119.15	$123.72	$121.85	$125.31	$140.21	$130.86	$150.17
Number of units outstanding (000’s)	—	—	—	1	2	3	4	4	3	4
EQ/AB Small Cap Growth
Unit value	$220.99	$218.13	$249.86	$342.12	$351.16	$337.88	$376.97	$458.28	$418.36	$529.86
Number of units outstanding (000’s)	12	14	14	14	15	16	15	15	16	18

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Aggressive Allocation
Unit value	$135.74	$124.42	$140.78	$176.39	$183.05	$178.21	$192.13	$226.77	$205.14	$253.07
Number of units outstanding (000’s)	120	155	191	255	283	301	313	320	325	327
EQ/American Century Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$201.05	$256.65
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	6	9
EQ/Balanced Strategy
Unit value	—	—	$103.55	$116.64	$120.67	$118.82	$124.79	$135.86	$129.00	$147.89
Number of units outstanding (000’s)	—	—	1	3	4	6	8	8	8	8
EQ/BlackRock Basic Value Equity
Unit value	$175.79	$168.80	$190.08	$259.45	$282.06	$262.33	$306.68	$328.58	$299.51	$366.38
Number of units outstanding (000’s)	40	54	67	75	79	82	89	87	84	83
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$91.15	$86.31	$97.68	$125.14	$136.04	$131.61	$147.59	$167.04	$148.86	$196.99
Number of units outstanding (000’s)	6	6	6	8	8	8	8	7	7	6
EQ/Common Stock Index
Unit value	$191.06	$190.83	$218.60	$286.97	$318.67	$315.63	$349.36	$417.10	$389.35	$502.50
Number of units outstanding (000’s)	63	58	52	50	47	43	41	40	40	41
EQ/Conservative Allocation
Unit value	$123.01	$124.22	$128.74	$133.12	$135.37	$133.82	$136.50	$141.97	$138.49	$149.92
Number of units outstanding (000’s)	24	31	37	46	56	58	58	54	52	50
EQ/Conservative Growth Strategy
Unit value	—	—	$102.93	$112.73	$115.97	$114.40	$119.00	$127.34	$122.09	$137.19
Number of units outstanding (000’s)	—	—	1	1	1	2	2	2	2	3
EQ/Conservative Strategy
Unit value	—	—	$101.61	$105.11	$106.87	$105.73	$107.74	$111.34	$108.79	$117.45
Number of units outstanding (000’s)	—	—	1	1	2	1	2	2	2	2
EQ/Conservative-Plus Allocation
Unit value	$125.60	$123.59	$131.51	$143.67	$146.88	$144.61	$150.09	$161.86	$154.55	$173.81
Number of units outstanding (000’s)	50	65	79	96	103	113	117	122	127	129
EQ/Core Bond Index
Unit value	$116.78	$121.28	$123.99	$120.91	$122.72	$122.14	$122.72	$123.39	$122.58	$129.09
Number of units outstanding (000’s)	16	17	22	26	31	35	39	42	45	49

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.70	$90.88	$73.72	$80.15	$106.44	$89.40	$104.64
Number of units outstanding (000’s)	—	—	—	—	1	1	1	2	3	4
EQ/Equity 500 Index
Unit value	$208.43	$210.20	$240.04	$312.84	$350.25	$349.87	$385.70	$462.67	$435.86	$564.46
Number of units outstanding (000’s)	54	58	61	66	70	74	81	92	105	113
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$217.39	$282.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	61	63
EQ/Franklin Balanced Managed Volatility
Unit value	$101.84	$101.01	$111.34	$126.42	$133.05	$127.85	$139.94	$152.57	$144.68	$167.13
Number of units outstanding (000’s)	12	12	11	14	16	20	19	19	17	17
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$101.33	$90.80	$105.13	$142.40	$144.12	$133.49	$165.18	$182.90	$157.98	$196.47
Number of units outstanding (000’s)	3	3	2	3	3	3	2	2	2	2
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$83.12	$78.72	$89.49	$109.34	$114.29	$110.08	$119.46	$136.09	$123.18	$149.17
Number of units outstanding (000’s)	8	9	10	12	13	15	15	13	15	14
EQ/Global Bond PLUS
Unit value	$121.72	$125.93	$129.44	$125.05	$125.03	$119.19	$118.92	$123.33	$120.23	$126.55
Number of units outstanding (000’s)	12	19	23	24	25	25	27	26	28	27
EQ/Global Equity Managed Volatility
Unit value	$288.71	$250.88	$290.84	$346.90	$349.58	$340.45	$352.51	$440.46	$383.39	$475.96
Number of units outstanding (000’s)	21	27	32	33	33	35	37	38	39	40
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$168.67	$218.62
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	3	4
EQ/Intermediate Government Bond
Unit value	$171.04	$178.93	$179.04	$174.52	$175.60	$174.77	$173.98	$173.00	$172.87	$178.45
Number of units outstanding (000’s)	3	4	5	5	5	6	5	5	5	5
EQ/International Core Managed Volatility
Unit value	$126.25	$103.93	$119.79	$139.51	$129.63	$122.89	$122.05	$152.77	$128.85	$156.35
Number of units outstanding (000’s)	23	28	30	33	46	49	52	53	58	55

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/International Equity Index
Unit value	$129.53	$112.99	$130.18	$156.71	$144.58	$140.22	$142.01	$173.42	$145.78	$176.46
Number of units outstanding (000’s)	47	47	48	50	55	59	61	66	74	79
EQ/International Managed Volatility
Unit value	$111.66	$92.90	$107.33	$128.82	$119.43	$115.51	$114.34	$140.79	$119.36	$143.65
Number of units outstanding (000’s)	—	1	1	2	3	3	4	4	6	7
EQ/International Value Managed Volatility
Unit value	$134.27	$111.55	$129.86	$153.56	$141.26	$135.56	$135.34	$165.48	$136.94	$166.45
Number of units outstanding (000’s)	49	44	46	52	51	50	50	48	48	46
EQ/Invesco Comstock
Unit value	$105.39	$102.37	$120.13	$160.76	$173.52	$161.31	$187.63	$219.38	$190.45	$235.89
Number of units outstanding (000’s)	4	4	5	8	24	28	27	27	26	28
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$152.23	$184.82
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	6	7
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$131.36	$166.90
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	7	8
EQ/Janus Enterprise
Unit value	$173.65	$158.84	$171.19	$235.04	$231.27	$216.60	$205.36	$260.30	$253.33	$342.58
Number of units outstanding (000’s)	27	45	60	67	69	71	72	71	76	77
EQ/JPMorgan Value Opportunities
Unit value	$111.64	$104.85	$120.58	$162.26	$183.92	$178.11	$214.51	$250.25	$209.79	$265.14
Number of units outstanding (000’s)	1	1	1	1	1	1	2	4	5	6
EQ/Large Cap Core Managed Volatility
Unit value	$96.54	$91.62	$104.40	$136.11	$150.56	$149.76	$163.00	$197.00	$182.67	$235.27
Number of units outstanding (000’s)	5	5	5	5	6	6	7	6	6	6
EQ/Large Cap Growth Index
Unit value	$78.93	$80.07	$91.03	$119.52	$132.94	$138.15	$145.60	$186.46	$180.59	$242.21
Number of units outstanding (000’s)	14	18	23	27	34	44	55	62	70	81
EQ/Large Cap Growth Managed Volatility
Unit value	$111.55	$106.50	$120.04	$161.06	$177.31	$182.80	$191.14	$244.77	$235.34	$311.86
Number of units outstanding (000’s)	24	28	27	22	75	74	70	65	63	59

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Large Cap Value Index
Unit value	$60.50	$59.76	$69.05	$90.04	$100.49	$95.17	$109.86	$123.03	$111.08	$138.29
Number of units outstanding (000’s)	6	19	20	32	38	43	48	52	58	67
EQ/Large Cap Value Managed Volatility
Unit value	$105.27	$99.31	$114.03	$149.69	$166.49	$158.36	$180.99	$204.22	$182.29	$226.60
Number of units outstanding (000’s)	66	65	59	56	57	53	51	50	49	47
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$100.33	$118.09
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	97	103
EQ/Loomis Sayles Growth
Unit value	$128.52	$131.03	$146.18	$184.38	$197.01	$217.73	$230.48	$307.42	$295.55	$384.67
Number of units outstanding (000’s)	5	7	8	8	8	8	14	16	16	17
EQ/MFS International Growth
Unit value	$151.63	$134.16	$159.14	$179.23	$168.73	$167.54	$169.32	$221.59	$199.01	$250.95
Number of units outstanding (000’s)	16	25	34	40	39	41	46	52	58	63
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$192.22	$239.80
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	75	77
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$170.28	$230.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	37	40
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$321.63	$432.84
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	14	16
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$184.02	$227.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	35	37
EQ/Mid Cap Index
Unit value	$119.83	$115.90	$134.47	$176.67	$190.82	$183.70	$218.30	$249.83	$218.63	$271.64
Number of units outstanding (000’s)	54	55	57	73	85	98	114	129	141	153
EQ/Mid Cap Value Managed Volatility
Unit value	$137.98	$123.85	$145.59	$192.00	$210.96	$201.66	$235.17	$261.78	$224.92	$282.15
Number of units outstanding (000’s)	36	35	35	36	34	33	31	29	27	24

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Moderate Allocation
Unit value	$202.78	$196.64	$212.01	$237.66	$242.66	$238.35	$248.87	$273.88	$258.46	$295.93
Number of units outstanding (000’s)	166	198	223	215	236	245	253	256	260	264
EQ/Moderate Growth Strategy
Unit value	—	—	$104.17	$120.66	$125.56	$123.45	$130.96	$145.10	$136.41	$159.49
Number of units outstanding (000’s)	—	—	1	3	7	11	13	15	17	21
EQ/Moderate-Plus Allocation
Unit value	$136.66	$128.72	$142.26	$168.88	$173.67	$169.88	$180.59	$205.63	$189.84	$225.74
Number of units outstanding (000’s)	246	297	342	393	417	425	434	433	431	427
EQ/Money Market
Unit value	$140.88	$139.62	$138.36	$137.11	$135.88	$134.65	$133.45	$132.78	$133.25	$134.06
Number of units outstanding (000’s)	23	24	26	27	27	33	27	27	30	27
EQ/Oppenheimer Global
Unit value	$107.16	$97.04	$115.76	$144.92	$146.19	$149.48	$148.20	$199.18	$170.80	$221.88
Number of units outstanding (000’s)	6	8	9	15	17	19	19	20	23	25
EQ/PIMCO Global Real Return
Unit value	—	—	—	$90.99	$97.27	$94.11	$102.89	$104.93	$102.57	$109.94
Number of units outstanding (000’s)	—	—	—	1	5	11	17	20	24	25
EQ/PIMCO Ultra Short Bond
Unit value	$111.38	$110.17	$110.81	$109.90	$108.82	$107.54	$108.70	$109.76	$109.81	$111.59
Number of units outstanding (000’s)	28	27	28	32	33	33	32	30	31	31
EQ/Quality Bond PLUS
Unit value	$182.03	$183.03	$186.20	$180.32	$183.88	$182.64	$183.13	$184.01	$182.56	$191.11
Number of units outstanding (000’s)	9	9	10	9	10	11	10	9	9	9
EQ/Small Company Index
Unit value	$164.72	$156.72	$179.44	$244.43	$253.98	$240.19	$286.90	$324.16	$284.89	$353.51
Number of units outstanding (000’s)	26	25	26	31	33	34	37	39	42	47
EQ/T. Rowe Price Growth Stock
Unit value	$108.29	$105.23	$124.02	$169.52	$182.51	$199.36	$200.22	$264.63	$258.00	$335.19
Number of units outstanding (000’s)	27	45	62	71	72	80	84	88	95	102
EQ/Templeton Global Equity Managed Volatility
Unit value	$88.15	$80.10	$94.73	$119.17	$119.40	$115.20	$120.19	$144.46	$125.67	$150.63
Number of units outstanding (000’s)	7	8	8	11	12	14	14	13	13	12

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$75.96	$76.03
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	15	18
Fidelity® VIP Equity-Income Portfolio
Unit value	$102.89	$102.63	$119.05	$150.81	$162.13	$153.86	$179.48	$200.37	$181.60	$228.75
Number of units outstanding (000’s)	—	—	1	1	1	1	1	1	1	1
Fidelity® VIP Mid Cap Portfolio
Unit value	$112.63	$99.51	$112.97	$152.11	$159.83	$155.81	$172.83	$206.45	$174.36	$212.83
Number of units outstanding (000’s)	—	—	—	1	1	2	3	4	4	4
Invesco Oppenheimer V.I. Main Street Fund
Unit value	$106.64	$105.35	$121.73	$158.57	$173.48	$177.26	$195.52	$226.00	$205.82	$268.70
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Diversified Dividend Fund
Unit value	—	$90.89	$106.62	$138.16	$154.08	$155.47	$176.47	$189.48	$173.10	$214.04
Number of units outstanding (000’s)	—	—	—	—	—	1	3	5	7	9
Invesco V.I. High Yield Fund
Unit value	—	$95.26	$110.41	$116.82	$117.60	$112.62	$123.69	$130.08	$124.26	$139.35
Number of units outstanding (000’s)	—	—	3	4	6	7	9	10	11	13
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$114.82	$106.39	$116.62	$148.47	$153.27	$145.39	$163.05	$185.26	$162.29	$201.10
Number of units outstanding (000’s)	—	1	2	2	3	3	3	4	5	5
Invesco V.I. Small Cap Equity Fund
Unit value	$124.50	$122.16	$137.59	$186.92	$189.10	$176.64	$195.78	$220.65	$185.26	$231.92
Number of units outstanding (000’s)	—	—	1	1	1	1	1	1	1	1
Ivy VIP High Income
Unit value	$106.38	$110.97	$130.46	$142.86	$144.28	$133.68	$153.92	$162.73	$157.84	$173.93
Number of units outstanding (000’s)	—	4	18	35	52	66	78	87	99	107
Ivy VIP Small Cap Growth
Unit value	$112.82	$99.95	$104.16	$147.99	$148.99	$150.43	$153.43	$187.20	$177.87	$217.46
Number of units outstanding (000’s)	—	—	—	—	—	1	1	2	2	3
MFS® Investors Trust Series
Unit value	$115.04	$111.25	$131.01	$171.04	$187.65	$185.88	$199.53	$243.27	$227.31	$295.65
Number of units outstanding (000’s)	—	—	1	1	2	2	2	2	2	4

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$191.84	$201.23	$255.46	$254.61	$352.20
Number of units outstanding (000’s)	—	—	—	—	—	3	4	4	4	7
Multimanager Aggressive Equity
Unit value	$62.06	$57.71	$65.40	$89.07	$97.85	$100.96	$103.63	$134.05	$132.71	$175.59
Number of units outstanding (000’s)	19	14	14	11	10	9	8	7	7	7
Multimanager Core Bond
Unit value	$142.14	$149.04	$155.78	$150.75	$154.99	$153.79	$156.43	$159.68	$157.61	$167.72
Number of units outstanding (000’s)	10	13	16	16	17	18	19	19	20	21
Multimanager Mid Cap Growth
Unit value	$122.48	$111.81	$127.92	$177.69	$184.65	$180.20	$190.69	$239.36	$223.50	$294.49
Number of units outstanding (000’s)	6	6	7	10	10	11	11	12	12	11
Multimanager Mid Cap Value
Unit value	$158.75	$136.35	$155.14	$208.47	$217.62	$203.69	$240.37	$260.30	$225.07	$278.73
Number of units outstanding (000’s)	7	8	9	11	11	10	10	10	11	11
Multimanager Technology
Unit value	$122.00	$115.08	$129.35	$173.81	$195.59	$206.03	$222.44	$306.69	$310.88	$424.76
Number of units outstanding (000’s)	10	10	12	12	13	14	15	15	16	17
PIMCO CommodityRealReturn® Strategy Portfolio
Unit value	$123.43	$113.09	$117.82	$99.58	$80.19	$59.07	$67.25	$68.01	$57.82	$63.81
Number of units outstanding (000’s)	—	1	1	2	2	1	2	2	2	2
Target 2015 Allocation
Unit value	$103.90	$100.06	$109.93	$124.27	$126.80	$123.26	$129.03	$142.33	$134.97	$153.81
Number of units outstanding (000’s)	14	14	16	18	15	17	17	12	7	7
Target 2025 Allocation
Unit value	$101.54	$96.70	$108.15	$127.64	$131.59	$127.75	$135.99	$155.55	$144.67	$171.15
Number of units outstanding (000’s)	15	19	22	29	31	36	36	36	35	35
Target 2035 Allocation
Unit value	$100.20	$94.68	$107.07	$129.72	$134.33	$130.41	$139.61	$162.94	$149.89	$181.70
Number of units outstanding (000’s)	11	13	15	19	22	24	26	28	31	36
Target 2045 Allocation
Unit value	$98.09	$91.83	$105.04	$130.35	$135.35	$131.15	$141.26	$167.57	$152.79	$188.27
Number of units outstanding (000’s)	7	9	11	13	16	19	21	23	27	31

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.83	$99.86	$120.77	$109.39	$137.73
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund
Unit value	$104.51	$102.67	$117.07	$117.90	$118.99	$112.84	$115.11	$116.28	$117.46	$118.74
Number of units outstanding (000’s)	—	1	2	3	4	4	6	7	7	8
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.18	$84.99	$92.90	$74.25	$48.84	$69.41	$67.43	$47.83	$52.87
Number of units outstanding (000’s)	—	2	6	10	13	17	21	23	25	28

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.60	$106.60	$102.12	$110.35	$120.36	$114.83	$134.93
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	1
1290 VT DoubleLine Opportunistic Bond
Unit value	—	—	—	—	—	$97.98	$102.24	$105.73	$104.22	$112.11
Number of units outstanding (000’s)	—	—	—	—	—	1	3	5	6	8
1290 VT Equity Income
Unit value	$116.00	$114.96	$134.67	$176.55	$190.90	$186.71	$209.90	$241.94	$212.58	$262.74
Number of units outstanding (000’s)	1	1	2	6	12	16	19	25	27	28
1290 VT GAMCO Small Company Value
Unit value	$194.05	$186.34	$218.50	$302.44	$310.16	$291.02	$356.95	$412.34	$346.34	$425.09
Number of units outstanding (000’s)	2	2	2	3	4	5	8	11	15	20
1290 VT High Yield Bond
Unit value	—	—	—	$101.84	$103.27	$99.58	$110.70	$117.28	$114.11	$128.20
Number of units outstanding (000’s)	—	—	—	—	—	1	1	2	2	3
1290 VT Small Cap Value
Unit value	—	—	—	—	—	$87.72	$108.45	$121.70	$107.20	$134.23
Number of units outstanding (000’s)	—	—	—	—	—	1	2	8	8	9
1290 VT SmartBeta Equity
Unit value	—	—	—	—	—	$96.00	$101.16	$122.52	$114.48	$144.58
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	1
1290 VT Socially Responsible
Unit value	$75.42	$75.24	$87.40	$116.81	$132.05	$132.02	$144.44	$173.04	$164.64	$213.40
Number of units outstanding (000’s)	—	—	1	1	1	1	1	1	2	1
All Asset Growth-Alt 20
Unit value	$119.82	$115.06	$128.21	$145.58	$148.32	$141.73	$154.51	$178.18	$163.89	$194.20
Number of units outstanding (000’s)	—	—	—	—	—	—	—	2	2	2
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.75	$101.22	$100.64	$102.94	$105.80	$104.33	$113.24
Number of units outstanding (000’s)	—	—	—	1	6	10	14	14	16	18
CharterSM Moderate
Unit value	—	—	—	—	—	—	—	$105.68	$100.07	$114.33
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
CharterSM Multi-Sector Bond
Unit value	$93.72	$98.22	$102.94	$101.39	$103.29	$102.11	$104.58	$106.39	$105.32	$112.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
CharterSM Small Cap Growth
Unit value	$136.02	$114.12	$126.46	$185.94	$180.19	$168.45	$183.29	$226.80	$214.31	$283.70
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	1
CharterSM Small Cap Value
Unit value	$180.17	$163.11	$189.51	$269.12	$254.09	$219.62	$273.66	$303.06	$262.38	$325.41
Number of units outstanding (000’s)	1	—	1	1	1	1	1	1	1	1
EQ/400 Managed Volatility
Unit value	$106.56	$97.31	$112.76	$147.75	$159.94	$154.19	$183.62	$210.52	$183.77	$228.43
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/500 Managed Volatility
Unit value	$103.64	$99.26	$113.40	$147.73	$165.50	$165.27	$182.57	$219.37	$205.04	$265.02
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	2
EQ/2000 Managed Volatility
Unit value	$105.39	$93.80	$107.75	$147.29	$152.50	$144.00	$172.69	$195.64	$171.46	$212.31
Number of units outstanding (000’s)	—	—	—	—	—	1	1	2	2	2
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.76	$119.94	$125.04	$123.65	$127.68	$143.43	$134.41	$154.86
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/AB Small Cap Growth
Unit value	$120.02	$118.95	$136.80	$188.08	$193.83	$187.25	$209.75	$256.02	$234.67	$298.41
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Aggressive Allocation
Unit value	$139.76	$128.63	$146.13	$183.82	$191.54	$187.23	$202.67	$240.17	$218.14	$270.19
Number of units outstanding (000’s)	2	2	3	2	3	6	14	30	34	46
EQ/American Century Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$208.22	$266.88
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	22	26
EQ/Balanced Strategy
Unit value	—	—	$103.82	$117.41	$121.96	$120.58	$127.15	$138.98	$132.50	$152.52
Number of units outstanding (000’s)	—	—	—	—	—	5	10	22	25	33

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/BlackRock Basic Value Equity
Unit value	$144.66	$139.47	$157.69	$216.10	$235.89	$220.27	$258.55	$278.13	$254.55	$312.63
Number of units outstanding (000’s)	—	—	2	3	7	9	11	14	15	16
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$92.75	$88.18	$100.20	$128.88	$140.68	$136.64	$153.85	$174.82	$156.43	$207.85
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Common Stock Index
Unit value	$89.18	$89.43	$102.86	$135.57	$151.16	$150.32	$167.06	$200.25	$187.69	$243.21
Number of units outstanding (000’s)	1	1	—	—	—	—	—	—	—	—
EQ/Conservative Allocation
Unit value	$126.66	$128.42	$133.63	$138.73	$141.64	$140.60	$143.99	$150.36	$147.27	$160.07
Number of units outstanding (000’s)	—	—	2	4	4	5	6	9	9	10
EQ/Conservative Growth Strategy
Unit value	—	—	$103.19	$113.48	$117.21	$116.09	$121.24	$130.26	$125.40	$141.48
Number of units outstanding (000’s)	—	—	—	—	—	1	3	6	7	13
EQ/Conservative Strategy
Unit value	—	—	$101.87	$105.81	$108.02	$107.30	$109.78	$113.89	$111.74	$121.13
Number of units outstanding (000’s)	—	—	—	—	—	2	6	11	12	13
EQ/Conservative-Plus Allocation
Unit value	$129.33	$127.77	$136.50	$149.73	$153.69	$151.92	$158.32	$171.43	$164.35	$185.57
Number of units outstanding (000’s)	—	—	1	7	11	20	23	24	23	27
EQ/Core Bond Index
Unit value	$121.12	$126.30	$129.64	$126.94	$129.36	$129.27	$130.40	$131.65	$131.31	$138.84
Number of units outstanding (000’s)	—	—	2	4	5	5	5	8	7	7
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.95	$91.49	$74.51	$81.33	$108.45	$91.45	$107.48
Number of units outstanding (000’s)	—	—	—	—	—	—	—	3	2	3
EQ/Equity 500 Index
Unit value	$96.77	$97.99	$112.35	$147.01	$165.26	$165.75	$183.45	$220.95	$208.99	$271.75
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$224.80	$293.18
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Franklin Balanced Managed Volatility
Unit value	$103.63	$103.19	$114.20	$130.20	$137.58	$132.74	$145.87	$159.68	$152.04	$176.34
Number of units outstanding (000’s)	—	1	4	7	9	9	10	10	9	9
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$103.11	$92.77	$107.84	$146.66	$149.03	$138.59	$172.18	$191.43	$166.02	$207.30
Number of units outstanding (000’s)	—	—	2	5	5	5	5	5	5	5
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$84.35	$80.20	$91.54	$112.30	$117.85	$113.98	$124.18	$142.04	$129.09	$156.96
Number of units outstanding (000’s)	—	—	4	9	10	8	8	10	10	10
EQ/Global Bond PLUS
Unit value	$124.32	$129.14	$133.27	$129.27	$129.77	$124.21	$124.43	$129.57	$126.82	$134.02
Number of units outstanding (000’s)	—	—	1	2	3	3	3	3	3	3
EQ/Global Equity Managed Volatility
Unit value	$241.20	$210.44	$244.94	$293.34	$296.80	$290.21	$301.70	$378.49	$330.79	$412.32
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$174.69	$227.33
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	5	5
EQ/Intermediate Government Bond
Unit value	$112.11	$117.75	$118.30	$115.78	$116.96	$116.88	$116.82	$116.64	$117.02	$121.28
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Core Managed Volatility
Unit value	$117.07	$96.76	$111.98	$130.94	$122.16	$116.27	$115.94	$145.71	$123.39	$150.34
Number of units outstanding (000’s)	—	—	—	—	1	1	2	2	1	2
EQ/International Equity Index
Unit value	$77.24	$67.65	$78.26	$94.59	$87.62	$85.32	$86.76	$106.37	$89.78	$109.12
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Managed Volatility
Unit value	$104.68	$87.43	$101.43	$122.23	$113.78	$110.49	$109.81	$135.76	$115.56	$139.63
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Value Managed Volatility
Unit value	$113.07	$94.32	$110.24	$130.89	$120.89	$116.48	$116.76	$143.34	$119.10	$145.35
Number of units outstanding (000’s)	—	—	1	1	2	2	2	2	2	2

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Invesco Comstock
Unit value	$107.82	$105.15	$123.90	$166.47	$180.41	$168.39	$196.66	$230.87	$201.23	$250.25
Number of units outstanding (000’s)	—	—	—	1	3	3	3	3	4	4
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$157.65	$192.18
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	28	28
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$136.05	$173.55
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	15	17
EQ/Janus Enterprise
Unit value	$177.66	$163.17	$176.56	$243.39	$240.46	$226.11	$215.24	$273.92	$267.67	$363.43
Number of units outstanding (000’s)	1	2	1	1	—	—	1	1	3	4
EQ/JPMorgan Value Opportunities
Unit value	$116.66	$110.00	$127.02	$171.61	$195.31	$189.89	$229.62	$268.96	$226.40	$287.28
Number of units outstanding (000’s)	—	—	—	—	1	5	9	15	19	23
EQ/Large Cap Core Managed Volatility
Unit value	$95.11	$90.63	$103.69	$135.72	$150.74	$150.54	$164.52	$199.63	$185.87	$240.35
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	1	1
EQ/Large Cap Growth Index
Unit value	$74.39	$75.76	$86.48	$114.01	$127.32	$132.85	$140.58	$180.75	$175.78	$236.70
Number of units outstanding (000’s)	1	1	—	—	1	1	2	3	4	4
EQ/Large Cap Growth Managed Volatility
Unit value	$65.22	$62.52	$70.75	$95.31	$105.35	$109.05	$114.49	$147.20	$142.10	$189.06
Number of units outstanding (000’s)	1	1	—	—	3	6	6	7	7	7
EQ/Large Cap Value Index
Unit value	$61.79	$61.28	$71.09	$93.08	$104.31	$99.19	$114.95	$129.25	$117.16	$146.46
Number of units outstanding (000’s)	—	—	—	—	1	1	1	2	2	3
EQ/Large Cap Value Managed Volatility
Unit value	$118.77	$112.50	$129.69	$170.94	$190.89	$182.31	$209.19	$237.00	$212.40	$265.10
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$103.76	$122.62
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	43	48

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Loomis Sayles Growth
Unit value	$131.79	$134.90	$151.11	$191.36	$205.29	$227.81	$242.11	$324.23	$312.98	$409.00
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	3	6
EQ/MFS International Growth
Unit value	$155.13	$137.81	$164.13	$185.60	$175.43	$174.90	$177.47	$233.19	$210.28	$266.23
Number of units outstanding (000’s)	—	—	—	—	1	—	2	5	10	14
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$198.78	$248.98
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$175.60	$238.19
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	4	6
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$332.61	$449.41
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	9	11
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$190.30	$236.10
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	2	3
EQ/Mid Cap Index
Unit value	$127.87	$124.17	$144.65	$190.81	$206.93	$200.01	$238.64	$274.21	$240.93	$300.57
Number of units outstanding (000’s)	1	1	1	1	1	1	3	6	8	10
EQ/Mid Cap Value Managed Volatility
Unit value	$178.03	$160.44	$189.37	$250.75	$276.62	$265.50	$310.86	$347.42	$299.72	$377.50
Number of units outstanding (000’s)	1	1	2	1	2	2	2	2	2	2
EQ/Moderate Allocation
Unit value	$105.37	$102.59	$111.06	$125.00	$128.14	$126.37	$132.48	$146.38	$138.70	$159.45
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Moderate Growth Strategy
Unit value	—	—	$104.44	$121.46	$126.90	$125.27	$133.44	$148.43	$140.11	$164.47
Number of units outstanding (000’s)	—	—	—	—	1	5	12	29	43	53
EQ/Moderate-Plus Allocation
Unit value	$140.71	$133.07	$147.66	$176.00	$181.72	$178.48	$190.50	$217.78	$201.87	$241.02
Number of units outstanding (000’s)	5	6	6	7	6	8	9	22	26	32

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Money Market
Unit value	$106.54	$106.01	$105.48	$104.95	$104.43	$103.90	$103.38	$103.28	$104.07	$105.12
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Oppenheimer Global
Unit value	$109.04	$99.14	$118.74	$149.26	$151.18	$155.20	$154.49	$208.47	$179.49	$234.11
Number of units outstanding (000’s)	—	—	1	2	2	4	8	11	14	18
EQ/PIMCO Global Real Return
Unit value	—	—	—	$91.23	$97.91	$95.12	$104.42	$106.91	$104.93	$112.93
Number of units outstanding (000’s)	—	—	—	2	8	10	10	16	23	26
EQ/PIMCO Ultra Short Bond
Unit value	$113.96	$113.17	$114.29	$113.81	$113.14	$112.26	$113.93	$115.50	$116.02	$118.39
Number of units outstanding (000’s)	—	—	1	3	3	4	3	4	5	5
EQ/Quality Bond PLUS
Unit value	$109.76	$110.81	$113.19	$110.05	$112.68	$112.37	$113.12	$114.13	$113.69	$119.49
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Small Company Index
Unit value	$170.86	$163.21	$187.63	$256.62	$267.72	$254.21	$304.87	$345.84	$305.18	$380.22
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	2	2
EQ/T. Rowe Price Growth Stock
Unit value	$111.04	$108.34	$128.20	$175.94	$190.19	$208.58	$210.32	$279.11	$273.21	$356.40
Number of units outstanding (000’s)	—	—	—	1	1	1	2	5	9	14
EQ/Templeton Global Equity Managed Volatility
Unit value	$89.69	$81.83	$97.17	$122.73	$123.46	$119.61	$125.28	$151.20	$132.07	$158.93
Number of units outstanding (000’s)	—	—	1	1	1	1	1	2	2	2
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$78.56	$78.95
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Equity-Income Portfolio
Unit value	$103.18	$103.33	$120.35	$153.07	$165.22	$157.43	$184.38	$206.67	$188.08	$237.87
Number of units outstanding (000’s)	—	—	2	2	2	4	5	6	6	6
Fidelity® VIP Mid Cap Portfolio
Unit value	$112.95	$100.19	$114.20	$154.39	$162.88	$159.43	$177.55	$212.94	$180.58	$221.31
Number of units outstanding (000’s)	—	—	—	—	—	—	1	2	4	5

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Invesco Oppenheimer V.I. Main Street Fund
Unit value	$106.93	$106.07	$123.06	$160.94	$176.79	$181.37	$200.86	$233.11	$213.15	$279.40
Number of units outstanding (000’s)	—	—	1	2	3	3	4	4	4	4
Invesco V.I. Diversified Dividend Fund
Unit value	—	$91.51	$107.78	$140.23	$157.02	$159.08	$181.29	$195.45	$179.27	$222.56
Number of units outstanding (000’s)	—	—	1	5	10	12	17	23	27	29
Invesco V.I. High Yield Fund
Unit value	—	$95.50	$111.14	$118.07	$119.34	$114.74	$126.53	$133.61	$128.15	$144.29
Number of units outstanding (000’s)	—	—	1	2	3	4	5	5	6	7
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$104.77	$97.47	$107.28	$137.13	$142.13	$135.37	$152.42	$173.88	$152.94	$190.28
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	1
Invesco V.I. Small Cap Equity Fund
Unit value	$109.11	$107.50	$121.56	$165.81	$168.42	$157.96	$175.78	$198.91	$167.69	$210.76
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	1
Ivy VIP High Income
Unit value	$106.52	$111.56	$131.69	$144.79	$146.81	$136.58	$157.89	$167.60	$163.23	$180.59
Number of units outstanding (000’s)	—	—	1	4	8	12	16	20	25	30
Ivy VIP Small Cap Growth
Unit value	$113.13	$100.63	$105.30	$150.20	$151.84	$153.92	$157.62	$193.09	$184.22	$226.13
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	3	5
MFS® Investors Trust Series
Unit value	$115.19	$111.85	$132.25	$173.35	$190.96	$189.91	$204.68	$250.56	$235.07	$306.98
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$196.01	$206.42	$263.11	$263.30	$365.68
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	2	3
Multimanager Aggressive Equity
Unit value	$99.90	$93.39	$106.13	$144.87	$159.53	$165.06	$169.89	$220.35	$218.78	$290.29
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Core Bond
Unit value	$147.39	$155.17	$162.84	$158.21	$163.32	$162.72	$166.18	$170.31	$168.78	$180.34
Number of units outstanding (000’s)	—	—	1	2	2	5	7	8	8	8

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Multimanager Mid Cap Growth
Unit value	$127.00	$116.41	$133.71	$186.49	$194.58	$190.66	$202.57	$255.30	$239.35	$316.65
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Mid Cap Value
Unit value	$164.62	$141.96	$162.17	$218.80	$229.33	$215.51	$255.35	$277.63	$241.03	$299.70
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Technology
Unit value	$126.51	$119.81	$135.22	$182.43	$206.11	$217.98	$236.30	$327.10	$332.93	$456.71
Number of units outstanding (000’s)	1	1	1	—	1	1	1	1	1	2
PIMCO CommodityRealReturn® Strategy Portfolio
Unit value	$123.78	$113.87	$119.10	$101.07	$81.72	$60.44	$69.09	$70.15	$59.88	$66.35
Number of units outstanding (000’s)	—	—	—	—	1	1	1	1	1	2
Target 2015 Allocation
Unit value	$105.72	$102.23	$112.77	$127.99	$131.12	$127.97	$134.50	$148.96	$141.83	$162.29
Number of units outstanding (000’s)	—	—	—	—	—	3	7	10	10	14
Target 2025 Allocation
Unit value	$103.33	$98.80	$110.93	$131.46	$136.08	$132.64	$141.76	$162.80	$152.03	$180.58
Number of units outstanding (000’s)	—	—	—	—	1	6	10	37	47	53
Target 2035 Allocation
Unit value	$101.96	$96.73	$109.83	$133.60	$138.90	$135.40	$145.54	$170.54	$157.52	$191.72
Number of units outstanding (000’s)	—	—	—	—	—	4	10	23	34	45
Target 2045 Allocation
Unit value	$99.81	$93.82	$107.75	$134.25	$139.96	$136.17	$147.26	$175.38	$160.56	$198.65
Number of units outstanding (000’s)	—	—	—	—	—	3	8	20	28	39
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.95	$100.19	$121.41	$110.19	$139.02
Number of units outstanding (000’s)	—	—	—	—	—	1	3	11	17	29
Templeton Global Bond VIP Fund
Unit value	$104.80	$103.37	$118.35	$119.67	$121.26	$115.46	$118.26	$119.93	$121.64	$123.47
Number of units outstanding (000’s)	—	—	1	2	3	8	12	15	17	20
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.39	$85.55	$93.89	$75.35	$49.76	$71.01	$69.26	$49.33	$54.75
Number of units outstanding (000’s)	—	—	1	1	1	1	2	3	3	4

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31,
	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	—	$157.65
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	28
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	—	$136.05
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	15
EQ/Ivy Energy
Unit value	—	—	—	—	—	—	—	—	—	$78.56
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Ivy Mid Cap Growth
Unit value	—	—	—	—	—	—	—	—	—	$175.60
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	4
EQ/JPMorgan Value Opportunities
Unit value	$104.38	$116.66	$110.00	$127.02	$171.61	$195.31	$189.89	$229.62	$268.96	$226.40
Number of units outstanding (000’s)	—	—	—	—	—	1	5	9	15	19
EQ/Large Cap Growth Index
Unit value	$64.48	$74.39	$75.76	$86.48	$114.01	$127.32	$132.85	$140.58	$180.75	$175.78
Number of units outstanding (000’s)	1	1	1	—	—	1	1	2	3	4
EQ/Large Cap Value Index
Unit value	—	$61.79	$61.28	$71.09	$93.08	$104.31	$99.19	$114.95	$129.25	$117.16
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	2	2
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	—	$103.76
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	43
EQ/MFS International Growth
Unit value	—	$155.13	$137.81	$164.13	$185.60	$175.43	$174.90	$177.47	$233.19	$210.28
Number of units outstanding (000’s)	—	—	—	—	—	1	—	2	5	10
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	—	$198.78
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	—	$332.61
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	9

Appendix II: Death benefit example

If you do not elect the enhanced death benefit, the death benefit is equal to (i) your account value, or (ii) the standard death benefit, less any outstanding loan balance (including any accrued, but unpaid loan interest). The standard death benefit is equal to your total contributions, adjusted for withdrawals, including any withdrawal charges and taxes that may apply. If you elect the enhanced death benefit, the death benefit is equal to (i) the account value, or (ii) the enhanced death benefit as of the date of your death, whichever provides the highest amount.

Please see “Death benefit” under “Contract features and benefits” earlier in this prospectus for more detailed information.

The following illustrates the death benefit calculation. Assuming $100,000 is allocated to the variable investment options, no additional contributions, no transfers and no loans or withdrawals, the death benefit for a participant age 45 would be calculated as follows:

End of participation year	Account Value(1)	Contribution	Enhanced death benefit
1	$105,000(2)	$100,000	$100,000
2	$115,500(2)		$100,000
3	$129,360(2)		$129,360(2)
4	$103,488		$129,360(3)
5	$113,837		$129,360(3)
6	$127,497		$129,360(3)
7	$127,497		$129,360(3)
8	$133,872(2)		$129,360
9	$147,259		$147,259(4)

The account values for participation years 1 through 9 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00%, 0.00%, 5.00% and 10.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

(1)	If the enhanced death benefit was not elected, the death benefit on each participation date anniversary would be equal to the account value, since it is higher than the contribution.

(2)

If the enhanced death benefit was elected, at the end of participation years 1, 2, 3 and 8, the death benefit will be equal to the account value. Also in participation year 3, the enhanced death benefit is increased to equal the account value.

(3)

At the end of participation years 4, 5, 6 and 7, the death benefit would be equal to the enhanced death benefit since it is higher than the account value. Also, at the end of participation year 6, no adjustment would be made to the enhanced death benefit, since the enhanced death benefit is higher than the account value.

(4)

At the end of participation year 9, the enhanced death benefit would be increased to the account value, since the account value on the participation date anniversary is higher than the current enhanced death benefit.

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Appendix III: State contract availability and/or variations of certain features and benefits

States where certain EQUI-VEST® Strategies (Series 901) features and/or benefits are not available or vary:

State	Features and benefits	Contract type	Availability or variation
California	See “Your right to cancel within a certain number of Days” in “Contract features and benefits”	All contract types

If you reside in the state of California and you are age 60 or older at the time the certificate is issued, you may return your variable annuity certificate within 30 days from the date you receive it and receive a refund as described below:

If you allocate your entire initial contribution to the EQ/Money Market option (and/or guaranteed interest option), the amount of your refund will be equal to your contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial contribution. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market option), your refund will be equal to your account value on the date we receive your request to cancel at our processing office.

	See “Withdrawal charge” in the “Charges under the contracts” section under “Charges and expenses”	All contract types	Waiver (14) is not available.
Florida	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	All contract types	If you reside in the state of Florida, you may cancel your variable annuity contract and return it to us within 21 days from the date that you receive it. You will receive an unconditional refund equal to the greater of the cash surrender value provided in the annuity contract, plus any fees or charges deducted from the contributions or imposed under the contract, or a refund of all contributions paid.

III-1

State	Features and benefits	Contract type	Availability or variation
Florida (continued)	See “Withdrawal charge” in “ Charges and expenses”	All contract types	If you are age 65 or older at the time your certificate is issued, the applicable withdrawal charge will not exceed 10% of the amount withdrawn. In addition, no charge will apply after the end of the 10th participation year or 10 years after a contribution is made, whichever is later.
Massachusetts	See “Annual administrative charge” in the “Charges under the contracts” section under “Charges and expenses”	All contract types	The annual administrative charge will not be deducted from amounts allocated to the guaranteed interest option.

	See “Withdrawal charge” in the “Charges under the contracts” section under “Charges and expenses”		Waivers (12), (13), and (14) are not available.
New Hampshire	See “Withdrawal charge” in the “Charges under the contracts” section under “Charges and expenses”	All contract types

Waiver (14) regarding the definition of a nursing home is changed to: A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or qualified to receive approval of Medicare benefits, or (b) operated pursuant to law as a skilled nursing care service. The second bulleted item under Waiver (14) in this section is revised as follows:

•  it provides continuous room and board.

New York	See “Your annuity payout options” under “Accessing your money”	TSA 403(b) contracts	The fixed life annuity and Variable Immediate Annuity pay- out options are not available.
	See “Selecting an annuity payout option” in the “Accessing your money” section.	TSA 403(b) contracts

The maximum maturity date is the contract date anniversary that follows the annuitant’s 90th birthday.

In the fifth paragraph in this section, the second line in the paragraph “(1) the amount applied to purchase the annuity;” is deleted in its entirety and \replaced with the following:

(1) The amount applied to provide the annuity will be: (a) the account value for any life annuity form or (b) the cash value for any period certain annuity form except that, if the period certain is more than five years, the amount applied will be no less than 95% of the account value.

III-2

State	Features and benefits	Contract type	Availability or variation

New York (continued)	See “Charge for third-party transfer or rollover” in the “Charges and expenses” section.	TSA 403(b) contracts	The charge for third-party transfer or rollover will not be deducted from amounts allocated to the guaranteed interest option.

	See “Annual administrative charge” in the “Charges under the contracts” section under “Charges and expenses”	TSA 403(b) contracts	The annual administrative charge will not be deducted from amounts allocated to the guaranteed interest option. The maximum charge for the annual administrative charge is $30.

	See “Charge for enhanced death benefit” in the “Charges under the contracts” section under “Charges and expenses”	TSA 403(b) contracts	The charge for the enhanced death benefit, if elected, will not be deducted from amounts allocated to the guaranteed interest option.
	See “Withdrawal charge” in the “Charges under the contracts” section under “Charges and expenses”	TSA 403(b) contracts	Waiver (12) is revised as follows: You have qualified to receive Social Security disability benefits as certified by the Social Security Administration or you are totally disabled. Total disability is your incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and you must continue to be deemed totally disabled.

Written notice of claim must be given to us during your lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, you must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that you meet the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Such proof must be furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

III-3

State	Features and benefits	Contract type	Availability or variation
North Dakota	See “Your right to cancel within a certain number of dates” in “Contract features and benefits”	All contract types	To exercise your cancellation right, you must return the certificate directly to our processing office within 20 days after you receive it.
Oregon	See “Selecting an annuity payout option” in the “Your annuity payout options” section under “Accessing your money”	All contract types	You can choose the date annuity payments are to begin, but it may not be prior to the date withdrawal charges no longer apply.

	See “Loans” in “Accessing your money”	All contract types	Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.

	See “Charge for third-party transfer or rollover” in the “Charges and expenses” section.	All contract types	The 3rd sentence in this paragraph is replaced with the following: The maximum charge is $25 per occurrence per participant.
Pennsylvania	See “Loans” under “Accessing your money”	All contract types	Taking a loan in excess of Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.

	See “Withdrawal charge” in the “Charges under the contracts” section under “Charges and expenses”	All contract types

The first sentence in Waiver (14) is replaced with the following:

You have been confined to a nursing home for up to a 90 day period (or such other period, if required in your state) as verified by a licensed physician. This 90-day period, also known as an “elimination period” may be satisfied by confinement in one or more nursing home facilities, subject to the terms and conditions of this contract. A new elimination period will be applied only if more than six months have elapsed since the previous confinement or if the confinement is due to a new or non-related cause.

Rhode Island	See “Your right to cancel within a certain number of dates” in “Contract features and benefits”	All contract types	To exercise your cancellation right, you must return the certificate directly to our processing office within 20 days after you receive it.

III-4

State	Features and benefits	Contract type	Availability or variation

Texas	See “How you can contribute to your certificate ” in “Contract features and benefits”	TSA 403(b) Contracts	The $2,500,000 limitation on the sum of all contributions under all of the Company’s annuity accumulating contracts with the same owner or annuitant does not apply.

	See “What are your investment options under the contract” in “Contract features and benefits”	For TSA participants who are employees of Texas public higher education and participate in the Texas Optional Retirement Program (ORP)	Unavailable variable investment options: The variable investment options that invest in portfolios of the unaffiliated trusts are not available.
	See “Personal Income Benefit” in “Contract features and benefits”	For TSA participants who are employees of Texas public higher education and participate in the Texas Optional Retirement Program (ORP)	The Personal Income Benefit feature is not available.
	See “Withdrawing your account value” in “Accessing your money”	For TSA participants who are employees of Texas public higher education and participate in the Texas Optional Retirement Program (ORP)	For participants in a Texas Optional Retirement Program (ORP), Texas law permits withdrawals only after one of the following distributable events:
• separation from service from all Texas public higher education employment; or
• age 70 1/2 (or age 72, as applicable).
	See “Annual Administrative charge” in the “Charges under the contracts” section under “Charges and expenses”	All contract types

To make a withdrawal, your employer must approve the request. If a distributable event occurs prior to your being vested, any amounts provided by an employer’s first-year matching contribution will be refunded to the employer. Loans and hardship withdrawals are not available.

The annual administrative charge will never be greater than $50.00 and will not be deducted from amounts allocated to the guaranteed interest option.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.

	See “Loans” in “Accessing your money”	All contract types
Vermont	See “Loans” under “Accessing your money”	All contract types	Taking a loan in excess of Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.

III-5

State	Features and benefits	Contract type	Availability or variation
Washington	See “Annual Administrative charge” in the “Charges under the contracts” section under “Charges and expenses”	All contract types	The annual administrative charge will not be deducted from amounts allocated to the guaranteed interest option.

	See “Withdrawal Charge” in the “Charges under the contract” section under “Charges and expenses”	All contract types	Waiver (12) is revised as follows: You have qualified to receive Social Security disability benefits as certified by the Social Security Administration or you are totally disabled. Total disability is your incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and you must continue to be deemed totally disabled.
Written notice of claim must be given to us during your lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, you must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that you meet the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Such proof must be furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

Waiver (14) regarding the definition of a nursing home is deleted, and replaced with

“A nursing home for this purpose means any home, place, or institution which operates or maintains facilities providing convalescent or chronic care, or both, for a period in excess of twenty-four consecutive hours for three or more patients not related by blood or marriage to the operator, who by reasons of illness or infirmity, are unable to properly care for themselves and as further defined in RCW 18.51.010”

III-6

Appendix IV: Contract variations

You should note that your contract’s options, features and charges may vary from what is described in this prospectus depending on the approximate date on which you purchased your contract. The contract may have been available in your state past the approximate end date below. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the “Approximate Time Period” below, the noted variation may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix III earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.

Approximate time Period	Feature/benefit	Variation
Prior to October 24, 2011	Loans	For plans in existence prior to October 24, 2011, the “Loans” section in “Accessing your money” is deleted in its entirely and replaced with the following:

If the Plan permits, loans are available under a 403(b) plan or governmental employer 457(b) EDC plan. Loans are subject to federal income tax limits and are also subject to the limits of the Plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA. You may borrow against your account value only under a TSA contract or a contract issued under a governmental employer 457(b) EDC plan. Loans under tax-exempt employer EDC plans are not available. We do not permit loans under any contract when the required minimum distribution automatic withdrawal option has been elected.

Approximate time Period	Feature/benefit	Variation
Before we make a loan, you must properly complete and sign a loan request form. Generally, the approval of the employer, its delegate or Plan Administrator must also be demonstrated. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office. Please note that if we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day prior to the 27th of the month, your loan transaction will be effective on that business day. If we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day that is on the 27th of the month or later, your loan will be processed on the first business day of the month following the date it was received. In the case of certain TSA contracts subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. In the case of governmental employer EDC contracts, the loan must be approved by the contract owner; generally, your employer, plan trustee, or the Plan Administrator as authorized under the governmental employer plan. Please see the loan provisions stated in the contract and read the terms and conditions in the loan request form carefully and consult with a tax advisor before taking a loan. Also, see Appendix III earlier in this prospectus for any state rules that may affect loans from a TSA or governmental employer EDC contract.

We permit only one loan to be outstanding at any time.

A loan will not be treated as a taxable distribution unless:

• it exceeds limits of federal income tax rules; or

• interest and principal are not paid when due; or

• in some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

Approximate time Period	Feature/benefit	Variation
The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.

Loan reserve account. On the date your loan is processed, we will transfer to a “loan reserve account” an amount equal to the sum of (a) and (b), where (a) is the loan amount (which will earn interest at the “loan reserve account rate” while your loan is outstanding), and (b) is 10% of the loan amount (which will earn interest at the guaranteed interest rate while your loan is outstanding). You may not make any partial withdrawals or transfers among investment options or other transaction from the loan reserve account until after repayment of the principal amount then due. You may specify on the loan request form from which investment option(s) the loan reserve account will be funded.

The “loan reserve account rate” will equal the loan interest rate minus a maximum rate of 2%. This excess of the interest rate that we charge is also referred to as the “net loan interest charge.” Loans are discussed further in “Tax information” earlier in this prospectus.

Loans and the Personal Income Benefit. If you activated the Personal Income Benefit by allocating amounts to the Personal Income Benefit variable investment options and request a loan, you will be able to specify the investment options from which the loan will be taken. When taking a loan, you must deplete the Non-Personal Income Benefit investment options before utilizing the Personal Income Benefit variable investment options. If you do not specify investment options, the loan amount will be taken from your Non-Personal Income Benefit account value first. If there are insufficient values to complete your loan request, the remaining loan amount will be taken from the Personal Income Benefit account value. If a loan is taken from your Personal Income Benefit account value, this amount is allocated to the loan reserve account and your Guaranteed Annual Withdrawal Amount and Ratchet Base will be reduced on a pro rata basis.

Approximate time Period	Feature/benefit	Variation
All loan repayments will be applied to guaranteed interest option. Loan amounts repaid into the guaranteed interest option and subsequently transferred into the Personal Income Benefit variable investment options will receive the GTWR. If you have an outstanding loan, it must be repaid before you can elect to receive Guaranteed Annual Withdrawal Amount payments.

If you have defaulted (failed to repay as required) a loan, we will treat the unpaid loan balance (plus any unpaid loan interest that is due) as a deemed distribution and withdrawal from the contract. Loan defaults and withdrawals may have adverse tax consequences. See “Distributions from TSAs” in “Tax information” earlier in this prospectus.

If Guaranteed Annual Withdrawal Amount payments have begun and you had previously defaulted on a loan and would like to repay the loan, we will permit you to do so. Your loan repayments will be allocated to the guaranteed interest option.

Statement of additional information

How to obtain an EQUI-VEST® Strategies (Series 901) Statement of Additional Information for Separate Account A

Call (800) 628-6673 or send this request form to:
EQUI-VEST®
Employer Sponsored Programs
Processing Office
Equitable
P.O. Box 4956
Syracuse, NY 13221-4956

Please send me an EQUI-VEST® Strategies (Series 901) Statement of Additional Information dated May 1, 2020.

Name

Address
City	State	Zip

#836254

EQUI-VEST® Strategies (Series 901)

A group flexible premium deferred variable annuity contract

Statement of Additional Information dated

May 1, 2020

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST® Strategies (Series 901) dated May 1, 2020. That prospectus provides detailed information concerning the contracts and the variable investment options that fund the contracts. Each variable investment option is a subaccount of the Company’s Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing our Processing Office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free, (800) 628-6673, or by contacting your financial professional.

The Company	2

Calculation of annuity payments	2

Custodian	2

Independent registered public accounting firm	2

Distribution of the contracts	2

Calculating unit values	3

Condensed financial information	4

Financial statements	15

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

EV Strategies Series 901

#836254

The Company

We are Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”) (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Calculation of annuity payments

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Payout option, you should read the prospectus which contains important information you should know.

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a certificate, their respective annuity unit values, and a net investment factor. The annuity unit values used may vary, although the method of calculating annuity unit values set forth below remains the same. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

•	.00013366 of the net investment factor for a certificate with an assumed base rate of net investment return of 5% a year; or

•	.00009425 of the net investment factor for a certificate with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

Illustration of calculation of annuity payments

To show how we determine variable annuity payments, assume that the account value on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the certificate would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October, the annuity payment due in December would be $95.19 (the number of units (26.74) times $3.56).

Custodian

The Company is the custodian for the shares of the Trusts owned by Separate Account A.

Independent registered public accounting firm

The (i) financial statements of Separate Account A of AXA Equitable Life Insurance Company as of December 31, 2019 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of AXA Equitable Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, NY 10017.

Distribution of the contracts

Pursuant to a Distribution and Servicing Agreement between Equitable Advisors, the Company and certain of the

2

Company’s separate accounts, including Separate Account A, the Company paid Equitable Advisors a fee of $0, $0 and $0 for each of the years 2019, 2018 and 2017. The Company paid Equitable Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several the Company separate accounts, including Separate Account A, $550,516,044 in 2019, $525,064,725 in 2018 and $521,468,953 in 2017. Of these amounts, for each of these three years, Equitable Advisors retained $243,138,196, $242,921,348 and $267,653,575, respectively.

Under a Distribution Agreement between Equitable Distributors, the Company and certain of the Company’s separate accounts, including Separate Account A, the Company paid Equitable Distributors distribution fees of $490,158,726 in 2019, $466,293,494 in 2018 and $480,771,028 in 2017, as distributor of certain contracts, including these contracts, and as the principal underwriter of several the Company separate accounts, including Separate Account A. Of these amounts, for each of these three years, Equitable Distributors retained $0, $0 and $0, respectively.

Calculating unit values

Unit values are determined at the end of each “valuation period” for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST® Strategies may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the “net investment factor” for the variable investment option for that valuation period. The net investment factor is:

(	a b	)	–	c

where:

(a)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)

is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

3

Condensed financial information

The information presented is shown for the past ten years, or from the first year the particular contracts were offered, if less than ten years ago.

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.

	For the year end 2019
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.46	$106.25	$101.57	$109.55	$119.24	$113.53	$133.13
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
1290 VT DoubleLine Opportunistic Bond
Unit value	—	—	—	—	—	$97.85	$101.90	$105.18	$103.46	$111.07
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
1290 VT Equity Income
Unit value	$114.56	$113.30	$132.46	$173.30	$187.01	$182.54	$204.80	$235.58	$206.58	$254.80
Number of units outstanding (000’s)	2	1	1	1	1	1	1	2	2	3
1290 VT GAMCO Small Company Value
Unit value	$191.63	$183.65	$214.91	$296.87	$303.84	$284.51	$348.27	$401.51	$336.56	$412.25
Number of units outstanding (000’s)	5	6	7	8	8	8	7	11	12	14
1290 VT High Yield Bond
Unit value	—	—	—	$101.71	$102.93	$99.05	$109.89	$116.19	$112.81	$126.49
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	1
1290 VT Small Cap Value
Unit value	—	—	—	—	—	$87.61	$108.09	$121.05	$106.42	$132.98
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
1290 VT SmartBeta Equity
Unit value	—	—	—	—	—	$95.88	$100.82	$121.87	$113.64	$143.23
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
1290 VT Socially Responsible
Unit value	$83.42	$83.06	$96.29	$128.44	$144.90	$144.57	$157.85	$188.73	$179.21	$231.82
Number of units outstanding (000’s)	3	3	2	2	2	2	2	2	1	1
All Asset Growth-Alt 20
Unit value	$119.50	$114.52	$127.35	$144.32	$146.74	$139.95	$152.26	$175.23	$160.84	$190.21
Number of units outstanding (000’s)	—	—	—	—	—	—	—	2	2	2

4

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the year end 2019
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.62	$100.88	$100.10	$102.19	$104.81	$103.15	$111.73
Number of units outstanding (000’s)	—	—	—	—	—	1	1	5	5	6
CharterSM Moderate
Unit value	—	—	—	—	—	—	—	$105.54	$99.73	$113.72
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
CharterSM Multi-Sector Bond
Unit value	$108.92	$113.93	$119.15	$117.13	$119.08	$117.49	$120.09	$121.91	$120.45	$127.87
Number of units outstanding (000’s)	1	2	2	2	2	2	2	2	2	2
CharterSM Small Cap Growth
Unit value	$134.32	$112.47	$124.38	$182.52	$176.51	$164.68	$178.83	$220.83	$208.25	$275.13
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	—
CharterSM Small Cap Value
Unit value	$187.20	$169.13	$196.11	$277.93	$261.89	$225.90	$280.92	$310.48	$268.26	$332.03
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
EQ/400 Managed Volatility
Unit value	$119.98	$109.35	$112.15	$146.65	$158.44	$152.43	$181.16	$207.29	$180.57	$224.01
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/500 Managed Volatility
Unit value	$115.58	$110.47	$112.78	$146.64	$163.94	$163.38	$180.13	$216.00	$201.48	$259.89
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/2000 Managed Volatility
Unit value	$124.04	$110.17	$107.16	$146.20	$151.06	$142.35	$170.38	$192.63	$168.48	$208.20
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.63	$119.54	$124.38	$122.75	$126.49	$141.81	$132.62	$152.50
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/AB Small Cap Growth
Unit value	$176.42	$174.49	$200.28	$274.79	$282.62	$272.48	$304.61	$371.06	$339.42	$430.75
Number of units outstanding (000’s)	3	3	3	3	3	3	3	3	3	4
EQ/Aggressive Allocation
Unit value	$137.73	$126.51	$143.43	$180.07	$187.24	$182.67	$197.33	$233.37	$211.53	$261.49
Number of units outstanding (000’s)	5	6	8	7	9	9	8	9	9	10

5

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the year end 2019
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/American Century Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$204.60	$261.71
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Balanced Strategy
Unit value	—	—	$103.68	$117.03	$121.32	$119.69	$125.96	$137.41	$130.74	$150.19
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	1
EQ/BlackRock Basic Value Equity
Unit value	$180.26	$173.44	$195.71	$267.66	$291.58	$271.73	$318.31	$341.72	$312.13	$382.57
Number of units outstanding (000’s)	6	7	9	9	9	9	8	9	8	10
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$91.95	$87.24	$98.93	$127.00	$138.34	$134.10	$150.69	$170.89	$152.60	$202.35
Number of units outstanding (000’s)	1	—	—	—	—	—	—	—	—	—
EQ/Common Stock Index
Unit value	$135.36	$135.46	$155.49	$204.53	$227.59	$225.87	$250.51	$299.68	$280.31	$362.51
Number of units outstanding (000’s)	22	22	24	22	21	23	20	20	21	18
EQ/Conservative Allocation
Unit value	$124.82	$126.30	$131.16	$135.89	$138.47	$137.17	$140.19	$146.11	$142.81	$154.91
Number of units outstanding (000’s)	1	1	1	2	1	2	2	3	3	3
EQ/Conservative Growth Strategy
Unit value	—	—	$103.06	$113.10	$116.59	$115.24	$120.12	$128.79	$123.73	$139.32
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Conservative Strategy
Unit value	—	—	$101.74	$105.46	$107.44	$106.51	$108.76	$112.61	$110.25	$119.27
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Conservative-Plus Allocation
Unit value	$127.45	$125.66	$133.98	$146.67	$150.24	$148.22	$154.15	$166.58	$159.37	$179.59
Number of units outstanding (000’s)	2	3	3	4	4	4	3	6	6	6
EQ/Core Bond Index
Unit value	$118.93	$123.77	$126.78	$123.89	$125.99	$125.66	$126.50	$127.45	$126.87	$133.87
Number of units outstanding (000’s)	7	8	3	3	3	3	3	6	6	6
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.82	$91.19	$74.11	$80.74	$107.44	$90.42	$106.05
Number of units outstanding (000’s)	—	—	—	—	—	—	1	3	3	2

6

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the year end 2019
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Equity 500 Index
Unit value	$147.48	$149.04	$170.53	$222.70	$249.84	$250.07	$276.23	$332.03	$313.42	$406.71
Number of units outstanding (000’s)	14	20	21	17	17	18	13	19	20	22
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$221.06	$287.72
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	4	4
EQ/Franklin Balanced Managed Volatility
Unit value	$102.73	$102.10	$112.76	$128.29	$135.30	$130.27	$142.87	$156.08	$148.32	$171.67
Number of units outstanding (000’s)	2	2	2	2	2	1	1	1	1	1
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$102.22	$91.78	$106.47	$144.51	$146.55	$136.01	$168.64	$187.12	$161.95	$201.81
Number of units outstanding (000’s)	—	—	—	—	1	—	—	—	—	—
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$83.73	$79.45	$90.51	$110.81	$116.06	$112.01	$121.80	$139.03	$126.10	$153.02
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	1
EQ/Global Bond PLUS
Unit value	$123.01	$127.52	$131.34	$127.15	$127.38	$121.67	$121.64	$126.41	$123.48	$130.23
Number of units outstanding (000’s)	2	3	3	3	3	2	2	2	2	3
EQ/Global Equity Managed Volatility
Unit value	$296.06	$257.78	$183.22	$218.98	$221.12	$215.78	$223.86	$280.28	$244.46	$304.10
Number of units outstanding (000’s)	7	6	—	—	—	—	—	—	—	—
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$171.65	$222.93
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Intermediate Government Bond
Unit value	$159.65	$167.34	$167.79	$163.88	$165.23	$164.77	$164.36	$163.77	$163.97	$169.61
Number of units outstanding (000’s)	1	1	1	1	2	1	1	2	2	3
EQ/International Core Managed Volatility
Unit value	$129.17	$106.55	$123.06	$143.61	$133.71	$127.01	$126.39	$158.53	$133.97	$162.90
Number of units outstanding (000’s)	3	3	4	3	5	5	3	3	3	4
EQ/International Equity Index
Unit value	$121.12	$105.87	$122.23	$147.43	$136.30	$132.45	$134.41	$164.47	$138.54	$168.03
Number of units outstanding (000’s)	12	7	10	8	9	8	7	7	6	7

7

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the year end 2019
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/International Managed Volatility
Unit value	$111.74	$93.15	$100.88	$121.32	$112.71	$109.23	$108.34	$133.67	$113.55	$136.93
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Value Managed Volatility
Unit value	$137.38	$114.36	$133.40	$158.07	$145.70	$140.10	$140.16	$171.71	$142.39	$173.42
Number of units outstanding (000’s)	28	31	5	5	5	5	4	4	4	3
EQ/Invesco Comstock
Unit value	$106.60	$103.75	$122.00	$163.59	$176.93	$164.81	$192.09	$225.05	$195.77	$242.96
Number of units outstanding (000’s)	—	—	—	—	1	1	1	1	1	1
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$154.92	$188.47
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$133.69	$170.19
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Janus Enterprise
Unit value	$175.64	$160.99	$173.86	$239.18	$235.82	$221.30	$210.24	$267.02	$260.40	$352.85
Number of units outstanding (000’s)	2	4	3	4	4	4	3	5	4	6
EQ/JPMorgan Value Opportunities
Unit value	$115.75	$108.93	$125.53	$169.26	$192.24	$186.53	$225.11	$263.14	$221.05	$279.93
Number of units outstanding (000’s)	1	—	1	—	1	1	1	1	1	3
EQ/Large Cap Core Managed Volatility
Unit value	$98.78	$93.93	$107.25	$140.10	$155.29	$154.78	$168.80	$204.42	$189.94	$245.12
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Large Cap Growth Index
Unit value	$80.76	$82.09	$93.51	$123.03	$137.12	$142.78	$150.78	$193.48	$187.78	$252.35
Number of units outstanding (000’s)	1	2	2	2	3	3	2	3	3	4
EQ/Large Cap Growth Managed Volatility
Unit value	$114.39	$109.43	$123.60	$166.16	$183.29	$189.35	$198.39	$254.56	$245.25	$325.65
Number of units outstanding (000’s)	3	3	4	4	13	12	10	9	8	9
EQ/Large Cap Value Index
Unit value	$61.14	$60.51	$70.06	$91.55	$102.38	$97.16	$112.37	$126.10	$114.08	$142.31
Number of units outstanding (000’s)	—	1	1	2	2	2	2	2	3	2

8

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the year end 2019
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Large Cap Value Managed Volatility
Unit value	$107.70	$101.82	$117.14	$154.09	$171.72	$163.67	$187.43	$211.91	$189.54	$236.09
Number of units outstanding (000’s)	10	9	10	10	13	13	10	7	7	8
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$102.03	$120.33
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	10	14
EQ/Loomis Sayles Growth
Unit value	$130.14	$132.95	$148.63	$187.84	$201.11	$222.71	$236.22	$315.71	$304.14	$396.65
Number of units outstanding (000’s)	1	1	1	1	1	1	2	2	1	2
EQ/MFS International Growth
Unit value	$153.37	$135.98	$161.62	$182.39	$172.04	$171.18	$173.34	$227.31	$204.57	$258.48
Number of units outstanding (000’s)	2	3	3	4	3	3	2	4	3	2
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$195.47	$244.35
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	12	19
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$172.92	$234.08
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	8	10
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$327.07	$441.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	6	4
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$187.13	$231.71
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	3	3
EQ/Mid Cap Index
Unit value	$122.35	$118.58	$137.85	$181.48	$196.41	$189.46	$225.60	$258.71	$226.85	$282.43
Number of units outstanding (000’s)	30	33	7	9	9	9	8	9	9	11
EQ/Mid Cap Value Managed Volatility
Unit value	$141.49	$127.25	$149.90	$198.08	$218.08	$208.89	$244.09	$272.25	$234.39	$294.63
Number of units outstanding (000’s)	6	6	6	6	6	6	5	4	4	5
EQ/Moderate Allocation
Unit value	$169.97	$165.16	$178.43	$200.42	$205.05	$201.82	$211.14	$232.83	$220.17	$252.60
Number of units outstanding (000’s)	11	10	13	16	16	16	15	23	23	22

9

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the year end 2019
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Moderate Growth Strategy
Unit value	—	—	$104.30	$121.06	$126.23	$124.35	$132.19	$146.75	$138.24	$161.96
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	1	1
EQ/Moderate-Plus Allocation
Unit value	$138.67	$130.88	$144.93	$172.40	$177.64	$174.12	$185.48	$211.61	$195.76	$233.25
Number of units outstanding (000’s)	8	11	13	17	17	15	15	24	23	24
EQ/Money Market
Unit value	$134.83	$133.89	$132.95	$132.02	$131.10	$130.18	$129.27	$128.88	$129.60	$130.65
Number of units outstanding (000’s)	1	1	1	1	1	1	1	2	5	3
EQ/Oppenheimer Global
Unit value	$108.09	$98.09	$117.24	$147.07	$148.66	$152.31	$151.31	$203.77	$175.09	$227.91
Number of units outstanding (000’s)	1	3	3	2	2	2	2	2	4	4
EQ/PIMCO Global Real Return
Unit value	—	—	—	$91.11	$97.59	$94.62	$103.65	$105.92	$103.74	$111.43
Number of units outstanding (000’s)	—	—	—	—	—	1	1	6	10	14
EQ/PIMCO Ultra Short Bond
Unit value	$112.66	$111.66	$112.53	$111.84	$110.96	$109.88	$111.28	$112.59	$112.87	$114.94
Number of units outstanding (000’s)	5	5	6	6	6	6	5	5	4	4
EQ/Quality Bond PLUS
Unit value	$164.63	$165.87	$169.08	$164.07	$167.65	$166.85	$167.63	$168.78	$167.79	$176.00
Number of units outstanding (000’s)	2	2	1	1	1	1	1	1	1	1
EQ/Small Company Index
Unit value	$167.76	$159.93	$183.49	$250.45	$260.75	$247.10	$295.75	$334.82	$294.86	$366.62
Number of units outstanding (000’s)	23	24	4	4	4	4	4	3	3	3
EQ/T. Rowe Price Growth Stock
Unit value	$109.66	$106.77	$126.10	$172.70	$186.31	$203.92	$205.21	$271.77	$265.49	$345.63
Number of units outstanding (000’s)	16	18	3	4	6	5	5	10	11	15
EQ/Templeton Global Equity Managed Volatility
Unit value	$88.92	$80.96	$95.94	$120.94	$121.41	$117.38	$122.71	$147.79	$128.83	$154.72
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$77.25	$77.47
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	2	2

10

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the year end 2019
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Fidelity® VIP Equity-Income Portfolio
Unit value	$103.03	$102.98	$119.70	$151.94	$163.67	$155.63	$181.91	$203.50	$184.81	$233.26
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio
Unit value	$112.79	$99.85	$113.58	$153.24	$161.35	$157.61	$175.17	$209.67	$177.44	$217.03
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Fund
Unit value	$106.78	$105.70	$122.40	$159.75	$175.13	$179.31	$198.17	$229.52	$209.45	$274.00
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Diversified Dividend Fund
Unit value	—	$91.20	$107.20	$139.19	$155.55	$157.26	$178.87	$192.44	$176.16	$218.26
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. High Yield Fund
Unit value	—	$95.38	$110.78	$117.44	$118.47	$113.67	$125.10	$131.83	$126.19	$141.80
Number of units outstanding (000’s)	—	—	—	—	1	1	—	3	3	3
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$114.89	$106.67	$106.70	$136.11	$140.79	$133.82	$150.38	$171.21	$150.29	$186.60
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Unit value	$124.58	$122.49	$120.91	$164.58	$166.84	$156.16	$173.43	$195.85	$164.77	$206.69
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Ivy VIP High Income
Unit value	$106.45	$111.26	$131.08	$143.83	$145.54	$135.12	$155.89	$165.14	$160.51	$177.23
Number of units outstanding (000’s)	—	—	1	2	2	2	2	11	12	14
Ivy VIP Small Cap Growth
Unit value	$112.98	$100.29	$82.94	$118.07	$119.12	$120.51	$123.16	$150.57	$143.36	$175.62
Number of units outstanding (000’s)	—	—	—	—	1	1	1	1	1	1
MFS® Investors Trust Series
Unit value	$115.12	$111.55	$131.63	$172.19	$189.30	$187.88	$202.09	$246.89	$231.16	$301.26
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	$119.14	$118.75	$137.59	$177.69	$196.06	$193.91	$203.81	$259.26	$258.92	$358.88
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

11

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the year end 2019
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Multimanager Aggressive Equity
Unit value	$81.90	$76.41	$86.65	$118.05	$129.73	$133.96	$137.60	$178.11	$176.49	$233.70
Number of units outstanding (000’s)	19	15	13	12	9	9	8	8	10	7
Multimanager Core Bond
Unit value	$126.83	$133.26	$139.57	$135.33	$139.42	$138.62	$141.29	$144.51	$142.92	$152.40
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Mid Cap Growth
Unit value	$124.72	$114.08	$130.78	$182.04	$189.55	$185.36	$196.54	$247.20	$231.29	$305.37
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
Multimanager Mid Cap Value
Unit value	$141.24	$121.55	$138.58	$186.59	$195.18	$183.05	$216.45	$234.87	$203.49	$252.52
Number of units outstanding (000’s)	—	—	1	—	—	—	—	—	—	—
Multimanager Technology
Unit value	$124.23	$117.42	$132.25	$178.07	$200.78	$211.92	$229.26	$316.73	$321.71	$440.44
Number of units outstanding (000’s)	3	3	7	1	1	2	1	2	4	1
PIMCO CommodityRealReturn® Strategy Portfolio
Unit value	$123.60	$113.48	$118.46	$100.32	$80.95	$59.75	$68.16	$69.07	$58.84	$65.07
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Target 2015 Allocation
Unit value	$104.80	$101.14	$111.34	$126.12	$128.94	$125.59	$131.74	$145.61	$138.36	$157.99
Number of units outstanding (000’s)	1	1	1	—	—	—	—	—	—	—
Target 2025 Allocation
Unit value	$102.43	$97.74	$109.53	$129.54	$133.82	$130.17	$138.85	$159.13	$148.30	$175.80
Number of units outstanding (000’s)	3	3	4	4	3	3	3	5	4	4
Target 2035 Allocation
Unit value	$101.07	$95.70	$108.44	$131.65	$136.60	$132.89	$142.55	$166.70	$153.65	$186.64
Number of units outstanding (000’s)	1	2	1	2	2	2	1	2	3	2
Target 2045 Allocation
Unit value	$98.94	$92.82	$106.39	$132.29	$137.64	$133.63	$144.23	$171.43	$156.63	$193.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	1
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.83	$99.86	$120.77	$109.39	$137.73
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

12

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the year end 2019
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Templeton Global Bond VIP Fund
Unit value	$104.65	$103.02	$117.70	$118.78	$120.12	$114.14	$116.67	$118.09	$119.53	$121.08
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.28	$85.27	$93.39	$74.80	$49.30	$70.20	$68.34	$48.57	$53.80
Number of units outstanding (000’s)	—	—	—	—	1	1	1	1	1	1

13

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31,
	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018
Multimanager Core Bond
Unit value	$120.27	$126.83	$133.26	$139.57	$135.33	$139.42	$138.62	$141.29	$144.51	$142.92
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Mid Cap Growth
Unit value	$98.99	$124.72	$114.08	$130.78	$182.04	$189.55	$185.36	$196.54	$247.20	$231.29
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
Multimanager Mid Cap Value
Unit value	$113.87	$141.24	$121.55	$138.58	$186.59	$195.18	$183.05	$216.45	$234.87	$203.49
Number of units outstanding (000’s)	—	—	—	1	—	—	—	—	—	—
Multimanager Technology
Unit value	$106.29	$124.23	$117.42	$132.25	$178.07	$200.78	$211.92	$229.26	$316.73	$321.71
Number of units outstanding (000’s)	2	3	3	7	1	1	2	1	2	4
Oppenheimer Main Street Fund®/VA
Unit value	—	$106.78	$105.70	$122.40	$159.75	$175.13	$179.31	$198.17	$229.52	$209.45
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
PIMCO CommodityRealReturn® Strategy Portfolio
Unit value	—	$123.60	$113.48	$118.46	$100.32	$80.95	$59.75	$68.16	$69.07	$58.84
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Target 2015 Allocation
Unit value	$95.32	$104.80	$101.14	$111.34	$126.12	$128.94	$125.59	$131.74	$145.61	$138.36
Number of units outstanding (000’s)	—	1	1	1	—	—	—	—	—	—
Target 2025 Allocation
Unit value	$92.15	$102.43	$97.74	$109.53	$129.54	$133.82	$130.17	$138.85	$159.13	$148.30
Number of units outstanding (000’s)	2	3	3	4	4	3	3	3	5	4
Target 2035 Allocation
Unit value	$90.29	$101.07	$95.70	$108.44	$131.65	$136.60	$132.89	$142.55	$166.70	$153.65
Number of units outstanding (000’s)	—	1	2	1	2	2	2	1	2	3
Target 2045 Allocation
Unit value	$87.96	$98.94	$92.82	$106.39	$132.29	$137.64	$133.63	$144.23	$171.43	$156.63
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	1
Target 2055 Allocation
Unit value	—	—	—	—	—	—	$91.83	$99.86	$120.77	$109.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

14

The unit values and numbers of units outstanding shown below as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31,
	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018
Templeton Global Bond VIP Fund
Unit value	—	$104.65	$103.02	$117.70	$118.78	$120.12	$114.14	$116.67	$118.09	$119.53
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
VanEck VIP Global Hard Assets Fund
Unit value	—	—	$83.28	$85.27	$93.39	$74.80	$49.30	$70.20	$68.34	$48.57
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	1	1

Financial statements

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts and certificates.

15

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of AXA Equitable Life Insurance Company

and the Contractowners of Separate Account A of AXA Equitable Life Insurance Company

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(2)

1290 VT DOUBLELINE DYNAMIC ALLOCATION(1)

1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)

1290 VT EQUITY INCOME(1)

1290 VT GAMCO MERGERS & ACQUISITIONS(1)

1290 VT GAMCO SMALL COMPANY VALUE(1)

1290 VT HIGH YIELD BOND(1)

1290 VT LOW VOLATILITY GLOBAL EQUITY(2)

1290 VT MICRO CAP(2)

1290 VT SMALL CAP VALUE(1)

1290 VT SMARTBETA EQUITY(1)

1290 VT SOCIALLY RESPONSIBLE(1)

ALL ASSET GROWTH-ALT 20(1)

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM(1)

CHARTERSM MODERATE(1)

CHARTERSM MULTI-SECTOR BOND(1)

CHARTERSM SMALL CAP GROWTH(1)

CHARTERSM SMALL CAP VALUE(1)

EQ/400 MANAGED VOLATILITY(1)

EQ/500 MANAGED VOLATILITY(1)

EQ/2000 MANAGED VOLATILITY(1)

EQ/AB DYNAMIC MODERATE GROWTH(1)

EQ/AB SMALL CAP GROWTH(1)

EQ/AGGRESSIVE ALLOCATION(1)

EQ/AMERICAN CENTURY MID CAP VALUE(2)

EQ/BALANCED STRATEGY(1)

EQ/BLACKROCK BASIC VALUE EQUITY(1)

EQ/CAPITAL GUARDIAN RESEARCH(1)

EQ/CLEARBRIDGE LARGE CAP GROWTH(1)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)

EQ/COMMON STOCK INDEX(1)

EQ/CONSERVATIVE ALLOCATION(1)

EQ/CONSERVATIVE GROWTH STRATEGY(1)

EQ/CONSERVATIVE STRATEGY(1)

EQ/CONSERVATIVE-PLUS ALLOCATION(1)

EQ/CORE BOND INDEX(1)

EQ/EMERGING MARKETS EQUITY PLUS(1)

EQ/EQUITY 500 INDEX(1)

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(2)

EQ/FRANKLIN BALANCED MANAGED VOLATILITY(1)

EQ/FRANKLIN RISING DIVIDENDS(2)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY(1)

EQ/GLOBAL BOND PLUS(1)

EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)

EQ/GOLDMAN SACHS MID CAP VALUE(2)

EQ/GROWTH STRATEGY(1)

EQ/INTERMEDIATE GOVERNMENT BOND(1)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)

EQ/INTERNATIONAL EQUITY INDEX(1)

EQ/INTERNATIONAL MANAGED VOLATILITY(1)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)

EQ/INVESCO COMSTOCK(1)

EQ/INVESCO GLOBAL REAL ESTATE(2)

EQ/INVESCO INTERNATIONAL GROWTH(2)

EQ/JANUS ENTERPRISE(1)

EQ/JPMORGAN VALUE OPPORTUNITIES(1)

EQ/LARGE CAP CORE MANAGED VOLATILITY(1)

EQ/LARGE CAP GROWTH INDEX(1)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)

EQ/LARGE CAP VALUE INDEX(1)

EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)

EQ/LAZARD EMERGING MARKETS EQUITY(2)

EQ/LOOMIS SAYLES GROWTH(1)

EQ/MFS INTERNATIONAL GROWTH(1)

EQ/MFS INTERNATIONAL VALUE(2)

EQ/MFS MID CAP FOCUSED GROWTH(2)

EQ/MFS TECHNOLOGY(2)

EQ/MFS UTILITIES SERIES(2)

EQ/MID CAP INDEX(1)

EQ/MID CAP VALUE MANAGED VOLATILITY(1)

EQ/MODERATE ALLOCATION(1)

EQ/MODERATE GROWTH STRATEGY(1)

EQ/MODERATE-PLUS ALLOCATION(1)

EQ/MONEY MARKET(1)

EQ/OPPENHEIMER GLOBAL(1)

EQ/PIMCO GLOBAL REAL RETURN(1)

EQ/PIMCO ULTRA SHORT BOND(1)

EQ/QUALITY BOND PLUS(1)

EQ/SMALL COMPANY INDEX(1)

EQ/T. ROWE PRICE GROWTH STOCK(1)

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY(1)

EQ/UBS GROWTH & INCOME(1)

EQ/WELLINGTON ENERGY(2)

FIDELITY® VIP EQUITY-INCOME PORTFOLIO(1)

FIDELITY® VIP MID CAP PORTFOLIO(1)

INVESCO OPPENHEIMER V.I. MAIN STREET FUND(1)

INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)

INVESCO V.I. HIGH YIELD FUND(1)

INVESCO V.I. MID CAP CORE EQUITY FUND(1)

INVESCO V.I. SMALL CAP EQUITY FUND(1)

FSA-2

IVY VIP HIGH INCOME(1)

IVY VIP SMALL CAP GROWTH(1)

MFS® INVESTORS TRUST SERIES(1)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)

MULTIMANAGER AGGRESSIVE EQUITY(1)

MULTIMANAGER CORE BOND(1)

MULTIMANAGER MID CAP GROWTH(1)

MULTIMANAGER MID CAP VALUE(1)

MULTIMANAGER TECHNOLOGY(1)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)

TARGET 2015 ALLOCATION(1)

TARGET 2025 ALLOCATION(1)

TARGET 2035 ALLOCATION(1)

TARGET 2045 ALLOCATION(1)

TARGET 2055 ALLOCATION(1)

TEMPLETON GLOBAL BOND VIP FUND(1)

VANECK VIP GLOBAL HARD ASSETS FUND(1)

(1)	Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018
(2)	Statement of operations for the year ended December 31, 2019, and statement of changes in net assets for the year ended December 31, 2019 and the period October 22, 2018 (commencement of operations) through December 31, 2018

Basis for Opinions

These financial statements are the responsibility of the AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 20, 2020

We have served as the auditor of one or more of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company since 1993.

FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$222,264	$13,639,009	$13,479,793	$112,175,487	$15,865,770	$1,132,746,409
Receivable for shares of the Portfolios sold	—	—	—	97,588	—	—
Receivable for policy-related transactions	200	37,533	14,861	—	2,024	336,711

Total assets	222,464	13,676,542	13,494,654	112,273,075	15,867,794	1,133,083,120

Liabilities:
Payable for shares of the Portfolios purchased	192	37,533	14,784	—	2,023	336,711
Payable for policy-related transactions	—	—	—	97,588	—	—

Total liabilities	192	37,533	14,784	97,588	2,023	336,711

Net Assets	$222,272	$13,639,009	$13,479,870	$112,175,487	$15,865,771	$1,132,746,409

Net Assets:
Accumulation unit values	$222,272	$13,636,588	$13,479,870	$112,168,294	$15,853,829	$1,132,718,768
Retained by AXA Equitable in Separate Account A	—	2,421	—	7,193	11,942	27,641

Total Net Assets	$222,272	$13,639,009	$13,479,870	$112,175,487	$15,865,771	$1,132,746,409

Investments in shares of the Portfolios, at cost	$214,682	$13,169,606	$13,372,676	$128,980,626	$16,804,641	$1,078,054,401

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	1290 VT HIGH YIELD BOND*	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MICRO CAP*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*
Assets:
Investments in shares of the Portfolios, at fair value	$21,365,452	$76,812	$356,150	$5,908,351	$5,482,286	$66,696,218
Receivable for shares of the Portfolios sold	—	3	12	—	—	—
Receivable for policy-related transactions	4,926	—	—	21,995	25,492	104,791

Total assets	21,370,378	76,815	356,162	5,930,346	5,507,778	66,801,009

Liabilities:
Payable for shares of the Portfolios purchased	4,926	—	—	21,995	25,475	104,789
Payable for policy-related transactions	—	1	—	—	—	—

Total liabilities	4,926	1	—	21,995	25,475	104,789

Net Assets	$21,365,452	$76,814	$356,162	$5,908,351	$5,482,303	$66,696,220

Net Assets:
Accumulation unit values	$21,365,185	$76,814	$356,162	$5,899,234	$5,482,303	$66,663,256
Retained by AXA Equitable in Separate Account A	267	—	—	9,117	—	32,964

Total Net Assets	$21,365,452	$76,814	$356,162	$5,908,351	$5,482,303	$66,696,220

Investments in shares of the Portfolios, at cost	$21,551,521	$76,171	$342,933	$5,898,084	$5,027,755	$56,720,374

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	ALL ASSET GROWTH-ALT 20*	AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CHARTERSM MODERATE*	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$88,902,283	$59,762,395	$484,528	$78,276,446	$55,037,801	$110,582,500
Receivable for shares of the Portfolios sold	252,458	—	—	—	—	19,067
Receivable for policy-related transactions	—	42,703	1,081	6,934	17,846	—

Total assets	89,154,741	59,805,098	485,609	78,283,380	55,055,647	110,601,567

Liabilities:
Payable for shares of the Portfolios purchased	—	42,640	1,066	6,934	17,846	—
Payable for policy-related transactions	252,459	—	—	—	—	19,063

Total liabilities	252,459	42,640	1,066	6,934	17,846	19,063

Net Assets	$88,902,282	$59,762,458	$484,543	$78,276,446	$55,037,801	$110,582,504

Net Assets:
Accumulation unit values	$88,902,100	$59,762,458	$484,543	$77,991,568	$54,750,924	$110,347,327
Contracts in payout (annuitization) period	—	—	—	226,999	—	—
Retained by AXA Equitable in Separate Account A	182	—	—	57,879	286,877	235,177

Total Net Assets	$88,902,282	$59,762,458	$484,543	$78,276,446	$55,037,801	$110,582,504

Investments in shares of the Portfolios, at cost	$83,911,606	$58,547,427	$473,484	$82,042,708	$51,654,630	$87,434,322

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SMALL CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$20,443,679	$36,029,429	$9,641,893	$19,010,167	$422,980,983
Receivable for shares of the Portfolios sold	7,119	—	—	—	—
Receivable for policy-related transactions	—	26,537	8,839	5,695	104,725

Total assets	20,450,798	36,055,966	9,650,732	19,015,862	423,085,708

Liabilities:
Payable for shares of the Portfolios purchased	—	26,537	8,839	5,695	104,725
Payable for policy related transactions	7,119	—	—	—	—

Total liabilities	7,119	26,537	8,839	5,695	104,725

Net Assets	$20,443,679	$36,029,429	$9,641,893	$19,010,167	$422,980,983

Net Assets:
Accumulation unit values	$20,441,737	$36,023,247	$9,641,200	$19,009,898	$420,542,743
Contracts in payout (annuitization) period	—	—	—	—	2,281,923
Retained by AXA Equitable in Separate Account A	1,942	6,182	693	269	156,317

Total Net Assets	$20,443,679	$36,029,429	$9,641,893	$19,010,167	$422,980,983

Investments in shares of the Portfolios, at cost	$20,308,847	$30,528,452	$9,512,805	$17,645,364	$420,186,148

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/AGGRESSIVE ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$792,955,034	$120,131,746	$133,520,882	$831,523,809	$246,665,579	$162,231,315
Receivable for shares of the Portfolios sold	18,793	—	—	—	—	5,056
Receivable for policy-related transactions	—	106,372	13,887	83,216	14,443	—

Total assets	792,973,827	120,238,118	133,534,769	831,607,025	246,680,022	162,236,371

Liabilities:
Payable for shares of the Portfolios purchased	—	106,372	13,887	83,209	14,438	—
Payable for policy-related transactions	18,792	—	—	—	—	5,056

Total liabilities	18,792	106,372	13,887	83,209	14,438	5,056

Net Assets	$792,955,035	$120,131,746	$133,520,882	$831,523,816	$246,665,584	$162,231,315

Net Assets:
Accumulation unit values	$792,936,405	$120,131,734	$133,517,591	$831,501,347	$246,604,046	$162,168,783
Retained by AXA Equitable in Separate Account A	18,630	12	3,291	22,469	61,538	62,532

Total Net Assets	$792,955,035	$120,131,746	$133,520,882	$831,523,816	$246,665,584	$162,231,315

Investments in shares of the Portfolios, at cost	$774,148,190	$107,426,494	$119,508,734	$762,634,478	$195,216,625	$140,131,434

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$28,399,524	$2,476,776,262	$102,820,860	$35,471,180	$10,581,235	$221,123,391
Receivable for shares of the Portfolios sold	—	1,210,875	—	—	—	149,296
Receivable for policy-related transactions	7,729	—	6,727	3,143	2,592	—

Total assets	28,407,253	2,477,987,137	102,827,587	35,474,323	10,583,827	221,272,687

Liabilities:
Payable for shares of the Portfolios purchased	7,729	—	7,576	3,143	2,575	—
Payable for policy-related transactions	—	1,209,263	—	—	—	149,296

Total liabilities	7,729	1,209,263	7,576	3,143	2,575	149,296

Net Assets	$28,399,524	$2,476,777,874	$102,820,011	$35,471,180	$10,581,252	$221,123,391

Net Assets:
Accumulation unit values	$28,392,980	$2,464,838,750	$102,816,039	$35,470,215	$10,581,252	$221,097,445
Contracts in payout (annuitization) period	—	11,530,717	—	—	—	—
Retained by AXA Equitable in Separate Account A	6,544	408,407	3,972	965	—	25,946

Total Net Assets	$28,399,524	$2,476,777,874	$102,820,011	$35,471,180	$10,581,252	$221,123,391

Investments in shares of the Portfolios, at cost	$30,271,664	$1,563,087,058	$103,453,324	$33,287,511	$10,283,911	$223,066,375

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*	EQ/FRANKLIN RISING DIVIDENDS*
Assets:
Investments in shares of the Portfolios, at fair value	$122,892,877	$17,886,837	$2,097,202,791	$503,308,538	$90,207,268	$10,962,329
Receivable for shares of the Portfolios sold	—	—	—	9,283	—	—
Receivable for policy-related transactions	3,631	9,327	1,086,018	—	10,678	1,713

Total assets	122,896,508	17,896,164	2,098,288,809	503,317,821	90,217,946	10,964,042

Liabilities:
Payable for shares of the Portfolios purchased	3,631	9,327	1,086,018	—	10,678	1,635
Payable for policy related transactions	—	—	—	9,283	—	—

Total liabilities	3,631	9,327	1,086,018	9,283	10,678	1,635

Net Assets	$122,892,877	$17,886,837	$2,097,202,791	$503,308,538	$90,207,268	$10,962,407

Net Assets:
Accumulation unit values	$122,882,227	$17,886,766	$2,093,064,090	$503,296,363	$90,193,799	$10,962,407
Contracts in payout (annunitization) period	—	—	4,007,981	—	—	—
Retained by AXA Equitable in Separate Account A	10,650	71	130,720	12,175	13,469	—

Total Net Assets	$122,892,877	$17,886,837	$2,097,202,791	$503,308,538	$90,207,268	$10,962,407

Investments in shares of the Portfolios, at cost	$121,546,811	$17,169,827	$1,514,155,558	$438,981,839	$85,590,473	$9,855,049

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$20,378,818	$75,339,616	$48,563,915	$387,009,023	$64,507,222	$1,418,526
Receivable for shares of the Portfolios sold	—	—	—	76,097	3,642	44
Receivable for policy-related transactions	4,288	44,504	6,360	—	—	—

Total assets	20,383,106	75,384,120	48,570,275	387,085,120	64,510,864	1,418,570

Liabilities:
Payable for shares of the Portfolios purchased	4,288	44,504	6,360	—	—	—
Payable for policy-related transactions	—	—	—	76,097	3,642	10

Total liabilities	4,288	44,504	6,360	76,097	3,642	10

Net Assets	$20,378,818	$75,339,616	$48,563,915	$387,009,023	$64,507,222	$1,418,560

Net Assets:
Accumulation unit values	$20,378,760	$75,309,857	$48,551,527	$386,965,765	$64,506,493	$1,418,560
Retained by AXA Equitable in Separate Account A	58	29,759	12,388	43,258	729	—

Total Net Assets	$20,378,818	$75,339,616	$48,563,915	$387,009,023	$64,507,222	$1,418,560

Investments in shares of the Portfolios, at cost	$20,582,245	$80,359,739	$47,861,006	$318,717,118	$56,339,223	$975,443

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQINTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Assets:
Investments in shares of the Portfolios, at fair value	$49,878,738	$169,557,204	$378,992,605	$14,287,215	$176,878,495	$126,414,465
Receivable for shares of the Portfolios sold	28,885	28,287	37,448	—	8,088	45,130
Receivable for policy-related transactions	—	—	—	7,906	—	—

Total assets	49,907,623	169,585,491	379,030,053	14,295,121	176,886,583	126,459,595

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	7,907	—	—
Payable for policy-related transactions	28,855	28,287	37,448	—	8,088	45,130

Total liabilities	28,855	28,287	37,448	7,907	8,088	45,130

Net Assets	$49,878,768	$169,557,204	$378,992,605	$14,287,214	$176,878,495	$126,414,465

Net Assets:
Accumulation unit values	$49,586,739	$169,538,717	$377,614,353	$14,285,021	$176,861,891	$126,390,600
Contracts in payout (annuitization) period	181,509	—	1,222,831	—	—	—
Retained by AXA Equitable in Separate Account A	110,520	18,487	155,421	2,193	16,604	23,865

Total Net Assets	$49,878,768	$169,557,204	$378,992,605	$14,287,214	$176,878,495	$126,414,465

Investments in shares of the Portfolios, at cost	$49,138,428	$149,156,558	$358,035,389	$13,317,397	$157,258,029	$109,340,754

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$102,225,756	$96,710,565	$405,013,516	$202,872,913	$35,768,100	$381,210,376
Receivable for shares of the Portfolios sold	—	—	—	—	11,736	—
Receivable for policy-related transactions	16,484	21,275	93,676	171,837	—	152,082

Total assets	102,242,240	96,731,840	405,107,192	203,044,750	35,779,836	381,362,458

Liabilities:
Payable for shares of the Portfolios purchased	16,483	21,275	93,580	171,837	—	152,082
Payable for policy-related transactions	—	—	—	—	11,736	—

Total liabilities	16,483	21,275	93,580	171,837	11,736	152,082

Net Assets	$102,225,757	$96,710,565	$405,013,612	$202,872,913	$35,768,100	$381,210,376

Net Assets:
Accumulation unit values	$102,224,067	$96,708,537	$405,013,612	$202,819,220	$35,755,116	$381,171,087
Retained by AXA Equitable in Separate Account A	1,690	2,028	—	53,693	12,984	39,289

Total Net Assets	$102,225,757	$96,710,565	$405,013,612	$202,872,913	$35,768,100	$381,210,376

Investments in shares of the Portfolios, at cost	$95,148,896	$83,913,349	$343,075,661	$198,536,779	$30,919,687	$318,526,724

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$826,385,903	$114,170,855	$845,247,055	$256,993,827	$105,146,439	$203,170,459
Receivable for shares of the Portfolios sold	111,253	—	55,137	—	6,617	—
Receivable for policy-related transactions	—	37,289	—	87,633	—	73,951

Total assets	826,497,156	114,208,144	845,302,192	257,081,460	105,153,056	203,244,410

Liabilities:
Payable for shares of the Portfolios purchased	—	37,289	—	87,632	—	73,951
Payable for policy-related transactions	111,254	—	55,132	—	6,616	—

Total liabilities	111,254	37,289	55,132	87,632	6,616	73,951

Net Assets	$826,385,902	$114,170,855	$845,247,060	$256,993,828	$105,146,440	$203,170,459

Net Assets:
Accumulation unit values	$826,310,951	$114,168,367	$841,954,754	$256,973,679	$105,138,637	$203,156,583
Contracts in payout (annuitization) period	—	—	2,797,182	—	—	—
Retained by AXA Equitable in Separate Account A	74,951	2,488	495,124	20,149	7,803	13,876

Total Net Assets	$826,385,902	$114,170,855	$845,247,060	$256,993,828	$105,146,440	$203,170,459

Investments in shares of the Portfolios, at cost	$590,731,544	$108,548,745	$638,168,167	$230,738,608	$90,832,246	$184,122,670

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*

Assets:
Investments in shares of the Portfolios, at fair value	$609,028,254	$216,515,476	$223,102,474	$133,640,642	$762,502,051	$489,614,627
Receivable for shares of the Portfolios sold	—	100,378	—	—	—	19,536
Receivable for policy-related transactions	258,155	—	155,482	4,537	215,159	—

Total assets	609,286,409	216,615,854	223,257,956	133,645,179	762,717,210	489,634,163

Liabilities:
Payable for shares of the Portfolios purchased	258,155	—	155,482	4,538	215,159	—
Payable for policy-related transactions	—	100,378	—	—	—	19,533

Total liabilities	258,155	100,378	155,482	4,538	215,159	19,533

Net Assets	$609,028,254	$216,515,476	$223,102,474	$133,640,641	$762,502,051	$489,614,630

Net Assets:
Accumulation unit values	$609,023,791	$216,513,577	$223,096,170	$133,640,563	$762,495,104	$489,607,599
Retained by AXA Equitable in Separate Account A	4,463	1,899	6,304	78	6,947	7,031

Total Net Assets	$609,028,254	$216,515,476	$223,102,474	$133,640,641	$762,502,051	$489,614,630

Investments in shares of the Portfolios, at cost	$518,792,950	$179,269,737	$187,244,124	$116,928,414	$719,711,369	$411,314,917

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*	EQ/PIMCO GLOBAL REAL RETURN*
Assets:
Investments in shares of the Portfolios, at fair value	$1,646,755,824	$93,139,638	$1,255,966,251	$69,306,475	$235,056,775	$46,554,451
Receivable for shares of the Portfolios sold	—	—	226,896	—	—	—
Receivable for policy-related transactions	425,220	106,607	—	1,290,548	147,034	64,340

Total assets	1,647,181,044	93,246,245	1,256,193,147	70,597,023	235,203,809	46,618,791

Liabilities:
Payable for shares of the Portfolios purchased	349,246	106,607	—	1,290,494	147,034	63,912
Payable for policy-related transactions	—	—	226,897	—	—	—

Total liabilities	349,246	106,607	226,897	1,290,494	147,034	63,912

Net Assets	$1,646,831,798	$93,139,638	$1,255,966,250	$69,306,529	$235,056,775	$46,554,879

Net Assets:
Accumulation unit values	$1,641,746,048	$93,128,856	$1,255,927,500	$68,990,362	$235,054,569	$46,554,879
Contracts in payout (annuitization) period	4,869,926	—	—	215,359	—	—
Retained by AXA Equitable in Separate Account A	215,824	10,782	38,750	100,808	2,206	—

Total Net Assets	$1,646,831,798	$93,139,638	$1,255,966,250	$69,306,529	$235,056,775	$46,554,879

Investments in shares of the Portfolios, at cost	$1,668,967,264	$86,779,499	$1,251,821,554	$69,309,824	$188,036,943	$46,339,955

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	EQ/UBS GROWTH & INCOME*
Assets:
Investments in shares of the Portfolios, at fair value	$75,634,598	$73,446,943	$349,031,671	$875,453,558	$49,701,757	$43,723,280
Receivable for policy-related transactions	5,724	4,514	74,221	198,985	6,045	13,007

Total assets	75,640,322	73,451,457	349,105,892	875,652,543	49,707,802	43,736,287

Liabilities:
Payable for shares of the Portfolios purchased	5,724	4,513	74,221	198,985	6,045	13,007

Total liabilities	5,724	4,513	74,221	198,985	6,045	13,007

Net Assets	$75,634,598	$73,446,944	$349,031,671	$875,453,558	$49,701,757	$43,723,280

Net Assets:
Accumulation unit values	$75,621,566	$72,991,142	$348,865,593	$875,449,334	$49,684,098	$43,722,300
Contracts in payout (annuitization) period	—	336,064	—	—	—	—
Retained by AXA Equitable in Separate Account A	13,032	119,738	166,078	4,224	17,659	980

Total Net Assets	$75,634,598	$73,446,944	$349,031,671	$875,453,558	$49,701,757	$43,723,280

Investments in shares of the Portfolios, at cost	$76,092,587	$74,807,318	$355,854,770	$714,860,899	$49,606,289	$40,058,093

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/WELLINGTON ENERGY*	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	INVESCO OPPENHEIMER V.I. MAIN STREET FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. HIGH YIELD FUND
Assets:
Investments in shares of the Portfolios, at fair value	$41,507,601	$17,458,045	$69,299,006	$9,435,871	$64,887,889	$50,138,707
Receivable for policy-related transactions	10,558	42,424	61,089	6,421	37,904	45,487

Total assets	41,518,159	17,500,469	69,360,095	9,442,292	64,925,793	50,184,194

Liabilities:
Payable for shares of the Portfolios purchased	10,558	42,424	61,089	6,421	37,901	45,487

Total liabilities	10,558	42,424	61,089	6,421	37,901	45,487

Net Assets	$41,507,601	$17,458,045	$69,299,006	$9,435,871	$64,887,892	$50,138,707

Net Assets:
Accumulation unit values	$41,502,295	$17,455,619	$69,298,414	$9,435,625	$64,882,563	$50,137,502
Retained by AXA Equitable in Separate Account A	5,306	2,426	592	246	5,329	1,205

Total Net Assets	$41,507,601	$17,458,045	$69,299,006	$9,435,871	$64,887,892	$50,138,707

Investments in shares of the Portfolios, at cost	$53,828,171	$15,954,577	$69,849,351	$9,332,311	$62,897,213	$50,227,060

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$24,965,725	$10,957,573	$273,892,694	$42,033,405	$23,196,248	$34,476,940
Receivable for policy-related transactions	12,156	3,161	129,299	32,385	34,635	42,092

Total assets	24,977,881	10,960,734	274,021,993	42,065,790	23,230,883	34,519,032

Liabilities:
Payable for shares of the Portfolios purchased	12,156	3,161	129,300	32,385	34,635	42,092

Total liabilities	12,156	3,161	129,300	32,385	34,635	42,092

Net Assets	$24,965,725	$10,957,573	$273,892,693	$42,033,405	$23,196,248	$34,476,940

Net Assets:
Accumulation unit values	$24,962,331	$10,954,487	$273,892,685	$42,024,314	$23,194,860	$34,475,403
Retained by AXA Equitable in Separate Account A	3,394	3,086	8	9,091	1,388	1,537

Total Net Assets	$24,965,725	$10,957,573	$273,892,693	$42,033,405	$23,196,248	$34,476,940

Investments in shares of the Portfolios, at cost	$26,185,439	$11,549,968	$276,156,321	$46,262,665	$20,262,199	$29,063,946

The accompanying notes are an integral part of these financial statements.

FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$711,189,177	$112,076,910	$87,875,780	$50,712,670	$249,387,520	$9,015,525
Receivable for shares of the Portfolios sold	200,288	—	82,171	4,544	383,769	—
Receivable for policy-related transactions	—	21,343	—	—	—	7,394

Total assets	711,389,465	112,098,253	87,957,951	50,717,214	249,771,289	9,022,919

Liabilities:
Payable for shares of the Portfolios purchased	—	21,339	—	—	—	7,310
Payable for policy-related transactions	130,649	—	82,172	4,545	383,769	—

Total liabilities	130,649	21,339	82,172	4,545	383,769	7,310

Net Assets	$711,258,816	$112,076,914	$87,875,779	$50,712,669	$249,387,520	$9,015,609

Net Assets:
Accumulation unit values	$710,056,328	$112,044,973	$87,850,357	$50,680,470	$249,266,401	$9,011,506
Contracts in payout (annuitization) period	1,056,558	—	—	—	—	—
Retained by AXA Equitable in Separate Account A	145,930	31,941	25,422	32,199	121,119	4,103

Total Net Assets	$711,258,816	$112,076,914	$87,875,779	$50,712,669	$249,387,520	$9,015,609

Investments in shares of the Portfolios, at cost	$438,106,538	$110,977,521	$82,727,854	$44,972,055	$210,901,680	$9,722,094

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Assets:
Investments in shares of the Portfolios, at fair value	$18,947,114	$91,276,660	$113,879,188	$96,757,004	$26,753,645	$74,250,014	$20,621,690
Receivable for shares of the Portfolios sold	2,750	—	—	—	—	—	—
Receivable for policy-related transactions	—	71,369	69,001	67,476	42,171	37,432	6,554

Total assets	18,949,864	91,348,029	113,948,189	96,824,480	26,795,816	74,287,446	20,628,244

Liabilities:
Payable for shares of the Portfolios purchased	—	71,370	69,001	67,476	42,172	37,432	6,554
Payable for policy related transactions	2,750	—	—	—	—	—	—

Total liabilities	2,750	71,370	69,001	67,476	42,172	37,432	6,554

Net Assets	$18,947,114	$91,276,659	$113,879,188	$96,757,004	$26,753,644	$74,250,014	$20,621,690

Net Assets:
Accumulation unit values	$18,931,508	$91,271,858	$113,858,663	$96,750,961	$26,753,557	$74,249,951	$20,621,408
Retained by AXA Equitable in Separate Account A	15,606	4,801	20,525	6,043	87	63	282

Total Net Assets	$18,947,114	$91,276,659	$113,879,188	$96,757,004	$26,753,644	$74,250,014	$20,621,690

Investments in shares of the Portfolios, at cost	$19,358,054	$84,071,452	$100,219,790	$83,234,544	$23,885,143	$75,632,485	$22,983,158

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT CONVERTIBLE SECURITIES	IB	18,819

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	1,148,112

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	1,330,670

1290 VT EQUITY INCOME	IB	25,018,887

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	1,316,076

1290 VT GAMCO SMALL COMPANY VALUE	IB	18,910,296

1290 VT HIGH YIELD BOND	IB	2,225,577

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	6,006

1290 VT MICRO CAP	IB	33,941

1290 VT SMALL CAP VALUE	IB	556,430

1290 VT SMARTBETA EQUITY	IB	380,231

1290 VT SOCIALLY RESPONSIBLE	IB	4,779,355

ALL ASSET GROWTH-ALT 20	IB	4,250,368

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CLASS 4	5,432,945

CHARTERSM MODERATE	B	44,866

CHARTERSM MULTI-SECTOR BOND	A	13,598,976
CHARTERSM MULTI-SECTOR BOND	B	6,598,797

CHARTERSM SMALL CAP GROWTH	B	3,890,146
CHARTERSM SMALL CAP VALUE	B	6,102,214

EQ/400 MANAGED VOLATILITY	IB	939,015

EQ/500 MANAGED VOLATILITY	IB	1,321,677

EQ/2000 MANAGED VOLATILITY	IB	467,314

EQ/AB DYNAMIC MODERATE GROWTH	IB	1,420,642

EQ/AB SMALL CAP GROWTH	IA	17,593,481
EQ/AB SMALL CAP GROWTH	IB	6,161,209

EQ/AGGRESSIVE ALLOCATION	B	68,945,755

EQ/AMERICAN CENTURY MID CAP VALUE	IB	5,197,914

EQ/BALANCED STRATEGY	IA	4,903
EQ/BALANCED STRATEGY	IB	8,306,075

EQ/BLACKROCK BASIC VALUE EQUITY	IB	35,337,621

EQ/CAPITAL GUARDIAN RESEARCH	IB	9,408,762

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	12,463,398

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	3,885,032

EQ/COMMON STOCK INDEX	IA	61,383,236
EQ/COMMON STOCK INDEX	IB	6,194,639

EQ/CONSERVATIVE ALLOCATION	B	10,923,100

EQ/CONSERVATIVE GROWTH STRATEGY	IB	2,391,642

EQ/CONSERVATIVE STRATEGY	IB	856,305

EQ/CONSERVATIVE-PLUS ALLOCATION	B	22,701,279

The accompanying notes are an integral part of these financial statements.

FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

EQ/CORE BOND INDEX	IB	12,169,056

EQ/EMERGING MARKETS EQUITY PLUS	IB	1,784,779

EQ/EQUITY 500 INDEX	IA	25,964,995
EQ/EQUITY 500 INDEX	IB	15,215,725

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	12,625,143

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	8,034,130

EQ/FRANKLIN RISING DIVIDENDS	IB	342,685

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	1,306,511

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	8,282,008

EQ/GLOBAL BOND PLUS	IB	5,254,149

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	21,626,151

EQ/GOLDMAN SACHS MID CAP VALUE	IB	3,341,377

EQ/GROWTH STRATEGY	IA	73,449

EQ/INTERMEDIATE GOVERNMENT BOND	IA	3,690,577
EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,118,765

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	15,191,737

EQ/INTERNATIONAL EQUITY INDEX	IA	34,076,674
EQ/INTERNATIONAL EQUITY INDEX	IB	4,415,787

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	1,044,719

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	13,165,518

EQ/INVESCO COMSTOCK	IB	7,062,951

EQ/INVESCO GLOBAL REAL ESTATE	IB	6,107,859

EQ/INVESCO INTERNATIONAL GROWTH	IB	2,393,740

EQ/JANUS ENTERPRISE	IB	19,197,971

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	10,832,104

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	3,175,679

EQ/LARGE CAP GROWTH INDEX	IB	23,644,641

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	23,646,625

EQ/LARGE CAP VALUE INDEX	IB	12,451,435

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	41,074,302
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	5,119,437

EQ/LAZARD EMERGING MARKETS EQUITY	IB	11,683,940

EQ/LOOMIS SAYLES GROWTH	IB	11,296,900

EQ/MFS INTERNATIONAL GROWTH	IB	24,648,292
EQ/MFS INTERNATIONAL VALUE	IB	19,857,839

EQ/MFS MID CAP FOCUSED GROWTH	IB	14,411,080

EQ/MFS TECHNOLOGY	IB	9,979,163

EQ/MFS UTILITIES SERIES	IB	3,845,940

EQ/MID CAP INDEX	IB	52,926,146

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	30,036,401
EQ/MODERATE ALLOCATION	A	77,704,841

The accompanying notes are an integral part of these financial statements.

FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

EQ/MODERATE ALLOCATION	B	39,737,104

EQ/MODERATE GROWTH STRATEGY	IB	5,244,076

EQ/MODERATE-PLUS ALLOCATION	B	113,245,976

EQ/MONEY MARKET	IA	38,486,943
EQ/MONEY MARKET	IB	30,799,327

EQ/OPPENHEIMER GLOBAL	IB	10,908,558

EQ/PIMCO GLOBAL REAL RETURN	IB	4,711,232

EQ/PIMCO ULTRA SHORT BOND	IA	10,966
EQ/PIMCO ULTRA SHORT BOND	IB	7,657,569

EQ/QUALITY BOND PLUS	IA	6,273,852
EQ/QUALITY BOND PLUS	IB	2,203,130

EQ/SMALL COMPANY INDEX	IB	31,786,583

EQ/T. ROWE PRICE GROWTH STOCK	IB	16,180,866

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	4,195,636

EQ/UBS GROWTH & INCOME	IB	4,278,012

EQ/WELLINGTON ENERGY	IB	10,761,545

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	755,760

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	2,182,646

INVESCO OPPENHEIMER V.I. MAIN STREET FUND	SERIES II	324,815

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	2,400,588

INVESCO V.I. HIGH YIELD FUND	SERIES II	9,354,236

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	2,101,492

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	660,095

IVY VIP HIGH INCOME	CLASS II	78,958,918

IVY VIP SMALL CAP GROWTH	CLASS II	4,790,132

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	707,850

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	1,548,134

MULTIMANAGER AGGRESSIVE EQUITY	IA	10,184,716
MULTIMANAGER AGGRESSIVE EQUITY	IB	486,741

MULTIMANAGER CORE BOND	IB	11,219,972

MULTIMANAGER MID CAP GROWTH	IB	9,029,370

MULTIMANAGER MID CAP VALUE	IB	3,393,756

MULTIMANAGER TECHNOLOGY	IB	8,417,669

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	1,389,141

TARGET 2015 ALLOCATION	B	2,179,160

TARGET 2025 ALLOCATION	B	7,898,427

TARGET 2035 ALLOCATION	B	9,092,343

TARGET 2045 ALLOCATION	B	7,607,437

TARGET 2055 ALLOCATION	B	2,118,071

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	4,649,343

The accompanying notes are an integral part of these financial statements.

FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class **	Portfolio Shares Held
VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	1,129,337

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	1.20%	IB	$115.76	—
1290 VT CONVERTIBLE SECURITIES	1.25%	IB	$115.69	2

1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.50%	IB	$134.93	1
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.70%	IB	$133.13	—
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.80%	IB	$132.24	—
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.90%	IB	$131.36	3
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.95%	IB	$130.92	3
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.00%	IB	$130.48	—
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.10%	IB	$129.61	1
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.20%	IB	$128.74	59
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.25%	IB	$128.31	10
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.34%	IB	$127.53	30
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.45%	IB	$126.59	—

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.50%	IB	$112.11	8
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.70%	IB	$111.07	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.80%	IB	$110.55	4
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.90%	IB	$110.04	6
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.00%	IB	$109.53	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.10%	IB	$109.01	3
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.20%	IB	$108.50	89
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	IB	$108.25	12

1290 VT EQUITY INCOME	0.50%	IB	$262.74	28
1290 VT EQUITY INCOME	0.70%	IB	$254.80	3
1290 VT EQUITY INCOME	0.80%	IB	$367.51	1
1290 VT EQUITY INCOME	0.90%	IB	$247.11	20
1290 VT EQUITY INCOME	0.95%	IB	$245.22	11
1290 VT EQUITY INCOME	1.00%	IB	$243.35	—
1290 VT EQUITY INCOME	1.10%	IB	$239.63	6
1290 VT EQUITY INCOME	1.20%	IB	$235.96	118
1290 VT EQUITY INCOME	1.25%	IB	$168.54	23
1290 VT EQUITY INCOME	1.30%	IB	$189.59	3
1290 VT EQUITY INCOME	1.34%	IB	$230.93	270
1290 VT EQUITY INCOME	1.35%	IB	$230.57	—
1290 VT EQUITY INCOME	1.45%	IB	$227.03	—

1290 VT GAMCO MERGERS & ACQUISITIONS	0.50%	IB	$183.63	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.70%	IB	$178.29	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.90%	IB	$173.10	6
1290 VT GAMCO MERGERS & ACQUISITIONS	0.95%	IB	$171.82	6
1290 VT GAMCO MERGERS & ACQUISITIONS	1.10%	IB	$168.05	2
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$165.56	5

The accompanying notes are an integral part of these financial statements.

FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$132.12	11
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IB	$143.61	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	IB	$162.09	1
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	IB	$162.16	66
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$161.92	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.45%	IB	$159.53	—

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$145.12	8
1290 VT GAMCO SMALL COMPANY VALUE	0.40%	IB	$211.58	10
1290 VT GAMCO SMALL COMPANY VALUE	0.50%	IB	$425.09	20
1290 VT GAMCO SMALL COMPANY VALUE	0.70%	IB	$412.25	14
1290 VT GAMCO SMALL COMPANY VALUE	0.80%	IB	$479.41	11
1290 VT GAMCO SMALL COMPANY VALUE	0.90%	IB	$399.80	148
1290 VT GAMCO SMALL COMPANY VALUE	0.95%	IB	$396.74	27
1290 VT GAMCO SMALL COMPANY VALUE	1.00%	IB	$393.72	5
1290 VT GAMCO SMALL COMPANY VALUE	1.10%	IB	$387.70	38
1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$381.76	1,221
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$242.33	216
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IB	$285.99	7
1290 VT GAMCO SMALL COMPANY VALUE	1.34%	IB	$373.62	1,346
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$373.04	1
1290 VT GAMCO SMALL COMPANY VALUE	1.45%	IB	$367.32	1

1290 VT HIGH YIELD BOND	0.50%	IB	$128.20	3
1290 VT HIGH YIELD BOND	0.70%	IB	$126.49	1
1290 VT HIGH YIELD BOND	0.80%	IB	$125.65	1
1290 VT HIGH YIELD BOND	0.90%	IB	$124.81	4
1290 VT HIGH YIELD BOND	0.95%	IB	$124.39	3
1290 VT HIGH YIELD BOND	1.00%	IB	$123.98	—
1290 VT HIGH YIELD BOND	1.10%	IB	$123.15	3
1290 VT HIGH YIELD BOND	1.20%	IB	$122.32	98
1290 VT HIGH YIELD BOND	1.25%	IB	$121.91	22
1290 VT HIGH YIELD BOND	1.34%	IB	$121.17	41

1290 VT LOW VOLATILITY GLOBAL EQUITY	1.25%	IB	$114.17	1

1290 VT MICRO CAP	1.25%	IB	$112.13	3

1290 VT SMALL CAP VALUE	0.50%	IB	$134.23	9
1290 VT SMALL CAP VALUE	0.70%	IB	$132.98	—
1290 VT SMALL CAP VALUE	0.80%	IB	$132.36	—
1290 VT SMALL CAP VALUE	0.90%	IB	$131.75	2
1290 VT SMALL CAP VALUE	1.00%	IB	$131.13	—
1290 VT SMALL CAP VALUE	1.10%	IB	$130.52	—
1290 VT SMALL CAP VALUE	1.20%	IB	$129.91	30
1290 VT SMALL CAP VALUE	1.25%	IB	$129.60	3

1290 VT SMARTBETA EQUITY	0.50%	IB	$144.58	1
1290 VT SMARTBETA EQUITY	0.80%	IB	$142.57	1
1290 VT SMARTBETA EQUITY	0.90%	IB	$141.90	3
1290 VT SMARTBETA EQUITY	1.00%	IB	$141.24	—
1290 VT SMARTBETA EQUITY	1.10%	IB	$140.58	—
1290 VT SMARTBETA EQUITY	1.20%	IB	$139.92	30
1290 VT SMARTBETA EQUITY	1.25%	IB	$139.60	4

The accompanying notes are an integral part of these financial statements.

FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$165.75	10
1290 VT SOCIALLY RESPONSIBLE	0.40%	IB	$249.39	4
1290 VT SOCIALLY RESPONSIBLE	0.50%	IB	$213.40	1
1290 VT SOCIALLY RESPONSIBLE	0.70%	IB	$231.82	1
1290 VT SOCIALLY RESPONSIBLE	0.80%	IB	$449.73	—
1290 VT SOCIALLY RESPONSIBLE	0.90%	IB	$222.49	10
1290 VT SOCIALLY RESPONSIBLE	0.95%	IB	$282.35	2
1290 VT SOCIALLY RESPONSIBLE	1.00%	IB	$217.97	—
1290 VT SOCIALLY RESPONSIBLE	1.10%	IB	$213.52	3
1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$209.15	98
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$208.67	4
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$229.12	—
1290 VT SOCIALLY RESPONSIBLE	1.34%	IB	$203.20	188
1290 VT SOCIALLY RESPONSIBLE	1.45%	IB	$257.44	—

ALL ASSET GROWTH-ALT 20	0.50%	IB	$194.20	2
ALL ASSET GROWTH-ALT 20	0.70%	IB	$190.21	2
ALL ASSET GROWTH-ALT 20	0.80%	IB	$188.25	2
ALL ASSET GROWTH-ALT 20	0.90%	IB	$186.30	16
ALL ASSET GROWTH-ALT 20	0.95%	IB	$185.34	5
ALL ASSET GROWTH-ALT 20	1.00%	IB	$184.38	3
ALL ASSET GROWTH-ALT 20	1.10%	IB	$182.47	7
ALL ASSET GROWTH-ALT 20	1.20%	IB	$180.57	297
ALL ASSET GROWTH-ALT 20	1.25%	IB	$179.63	12
ALL ASSET GROWTH-ALT 20	1.34%	IB	$177.95	147
ALL ASSET GROWTH-ALT 20	1.45%	IB	$175.92	—

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.50%	CLASS 4	$113.24	18
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.70%	CLASS 4	$111.73	6
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.80%	CLASS 4	$110.99	4
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.90%	CLASS 4	$110.25	25
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.95%	CLASS 4	$109.88	28
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.00%	CLASS 4	$109.51	1
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.10%	CLASS 4	$108.78	16
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.20%	CLASS 4	$108.05	284
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.25%	CLASS 4	$107.69	62
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.34%	CLASS 4	$107.04	108
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.45%	CLASS 4	$106.24	—

CHARTERSM MODERATE	0.50%	B	$114.33	—
CHARTERSM MODERATE	0.80%	B	$113.41	—
CHARTERSM MODERATE	0.90%	B	$113.11	—
CHARTERSM MODERATE	1.10%	B	$112.50	—
CHARTERSM MODERATE	1.20%	B	$112.20	1
CHARTERSM MODERATE	1.25%	B	$112.05	3

CHARTERSM MULTI-SECTOR BOND	0.70%	A	$127.87	2
CHARTERSM MULTI-SECTOR BOND	0.90%	A	$163.67	21
CHARTERSM MULTI-SECTOR BOND	1.20%	A	$133.48	3
CHARTERSM MULTI-SECTOR BOND	1.34%	A	$174.49	274
CHARTERSM MULTI-SECTOR BOND	1.35%	A	$185.82	3
CHARTERSM MULTI-SECTOR BOND	1.45%	A	$101.07	—
CHARTERSM MULTI-SECTOR BOND	0.50%	B	$145.36	5
CHARTERSM MULTI-SECTOR BOND	0.70%	B	$133.74	—

The accompanying notes are an integral part of these financial statements.

FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
CHARTERSM MULTI-SECTOR BOND	0.80%	B	$136.84	—
CHARTERSM MULTI-SECTOR BOND	0.90%	B	$110.68	3
CHARTERSM MULTI-SECTOR BOND	0.95%	B	$127.06	40
CHARTERSM MULTI-SECTOR BOND	1.00%	B	$147.90	—
CHARTERSM MULTI-SECTOR BOND	1.10%	B	$123.20	13
CHARTERSM MULTI-SECTOR BOND	1.20%	B	$103.32	147
CHARTERSM MULTI-SECTOR BOND	1.25%	B	$95.99	23
CHARTERSM MULTI-SECTOR BOND	1.30%	B	$99.76	3

CHARTERSM SMALL CAP GROWTH	0.50%	B	$283.70	1
CHARTERSM SMALL CAP GROWTH	0.70%	B	$275.13	—
CHARTERSM SMALL CAP GROWTH	0.80%	B	$413.43	—
CHARTERSM SMALL CAP GROWTH	0.90%	B	$266.82	5
CHARTERSM SMALL CAP GROWTH	0.95%	B	$264.78	7
CHARTERSM SMALL CAP GROWTH	1.00%	B	$262.76	—
CHARTERSM SMALL CAP GROWTH	1.10%	B	$258.75	2
CHARTERSM SMALL CAP GROWTH	1.20%	B	$254.78	13
CHARTERSM SMALL CAP GROWTH	1.25%	B	$172.22	14
CHARTERSM SMALL CAP GROWTH	1.30%	B	$196.65	—
CHARTERSM SMALL CAP GROWTH+	1.34%	B	$247.90	9
CHARTERSM SMALL CAP GROWTH	1.34%	B	$249.35	170
CHARTERSM SMALL CAP GROWTH	1.35%	B	$248.96	—
CHARTERSM SMALL CAP GROWTH	1.45%	B	$245.14	—

CHARTERSM SMALL CAP VALUE	0.50%	B	$325.41	1
CHARTERSM SMALL CAP VALUE	0.70%	B	$332.03	1
CHARTERSM SMALL CAP VALUE	0.80%	B	$365.27	—
CHARTERSM SMALL CAP VALUE	0.90%	B	$318.68	9
CHARTERSM SMALL CAP VALUE	0.95%	B	$248.91	15
CHARTERSM SMALL CAP VALUE	1.00%	B	$312.21	—
CHARTERSM SMALL CAP VALUE	1.10%	B	$305.84	1
CHARTERSM SMALL CAP VALUE	1.20%	B	$299.59	21
CHARTERSM SMALL CAP VALUE	1.25%	B	$134.72	3
CHARTERSM SMALL CAP VALUE	1.30%	B	$146.69	—
CHARTERSM SMALL CAP VALUE+	1.34%	B	$288.80	12
CHARTERSM SMALL CAP VALUE	1.34%	B	$291.07	319
CHARTERSM SMALL CAP VALUE	1.35%	B	$290.46	—
CHARTERSM SMALL CAP VALUE	1.45%	B	$223.09	—

EQ/400 MANAGED VOLATILITY	0.40%	IB	$214.11	5
EQ/400 MANAGED VOLATILITY	0.50%	IB	$228.43	—
EQ/400 MANAGED VOLATILITY	0.70%	IB	$252.58	—
EQ/400 MANAGED VOLATILITY	0.80%	IB	$221.83	—
EQ/400 MANAGED VOLATILITY	0.90%	IB	$219.68	2
EQ/400 MANAGED VOLATILITY	0.90%	IB	$247.88	3
EQ/400 MANAGED VOLATILITY	0.95%	IB	$246.72	1
EQ/400 MANAGED VOLATILITY	1.00%	IB	$217.55	—
EQ/400 MANAGED VOLATILITY	1.10%	IB	$215.42	7
EQ/400 MANAGED VOLATILITY	1.20%	IB	$213.31	41
EQ/400 MANAGED VOLATILITY	1.20%	IB	$240.96	—
EQ/400 MANAGED VOLATILITY	1.25%	IB	$239.83	3
EQ/400 MANAGED VOLATILITY	1.34%	IB	$237.80	29
EQ/400 MANAGED VOLATILITY	1.45%	IB	$178.32	—

The accompanying notes are an integral part of these financial statements.

FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/500 MANAGED VOLATILITY	0.50%	IB	$265.02	2
EQ/500 MANAGED VOLATILITY	0.70%	IB	$259.89	—
EQ/500 MANAGED VOLATILITY	0.70%	IB	$290.24	—
EQ/500 MANAGED VOLATILITY	0.80%	IB	$257.37	—
EQ/500 MANAGED VOLATILITY	0.90%	IB	$254.87	4
EQ/500 MANAGED VOLATILITY	0.90%	IB	$284.84	4
EQ/500 MANAGED VOLATILITY	0.95%	IB	$283.50	1
EQ/500 MANAGED VOLATILITY	1.00%	IB	$252.39	—
EQ/500 MANAGED VOLATILITY	1.10%	IB	$249.93	9
EQ/500 MANAGED VOLATILITY	1.20%	IB	$247.48	62
EQ/500 MANAGED VOLATILITY	1.20%	IB	$276.89	3
EQ/500 MANAGED VOLATILITY	1.25%	IB	$275.59	10
EQ/500 MANAGED VOLATILITY	1.34%	IB	$273.26	43

EQ/2000 MANAGED VOLATILITY	0.50%	IB	$212.31	2
EQ/2000 MANAGED VOLATILITY	0.70%	IB	$208.20	—
EQ/2000 MANAGED VOLATILITY	0.70%	IB	$245.37	—
EQ/2000 MANAGED VOLATILITY	0.80%	IB	$206.18	—
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$204.17	1
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$240.80	2
EQ/2000 MANAGED VOLATILITY	0.95%	IB	$239.67	1
EQ/2000 MANAGED VOLATILITY	1.00%	IB	$202.19	—
EQ/2000 MANAGED VOLATILITY	1.10%	IB	$200.22	1
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$198.26	23
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$234.08	—
EQ/2000 MANAGED VOLATILITY	1.25%	IB	$232.99	2
EQ/2000 MANAGED VOLATILITY	1.34%	IB	$231.01	14

EQ/AB DYNAMIC MODERATE GROWTH	0.50%	IB	$154.86	—
EQ/AB DYNAMIC MODERATE GROWTH	0.70%	IB	$152.50	1
EQ/AB DYNAMIC MODERATE GROWTH	0.80%	IB	$151.33	2
EQ/AB DYNAMIC MODERATE GROWTH	0.90%	IB	$150.17	4
EQ/AB DYNAMIC MODERATE GROWTH	0.95%	IB	$149.59	2
EQ/AB DYNAMIC MODERATE GROWTH	1.00%	IB	$149.02	2
EQ/AB DYNAMIC MODERATE GROWTH	1.10%	IB	$147.87	9
EQ/AB DYNAMIC MODERATE GROWTH	1.20%	IB	$146.73	70
EQ/AB DYNAMIC MODERATE GROWTH	1.25%	IB	$146.16	16
EQ/AB DYNAMIC MODERATE GROWTH	1.34%	IB	$145.15	24

EQ/AB SMALL CAP GROWTH	0.70%	IA	$430.75	4
EQ/AB SMALL CAP GROWTH	0.90%	IA	$529.86	18
EQ/AB SMALL CAP GROWTH	1.20%	IA	$494.64	8
EQ/AB SMALL CAP GROWTH	1.34%	IA	$479.01	631
EQ/AB SMALL CAP GROWTH	1.35%	IA	$477.90	3
EQ/AB SMALL CAP GROWTH	1.45%	IA	$343.05	1
EQ/AB SMALL CAP GROWTH	0.50%	IB	$285.43	24
EQ/AB SMALL CAP GROWTH	0.70%	IB	$462.72	—
EQ/AB SMALL CAP GROWTH	0.80%	IB	$506.24	2
EQ/AB SMALL CAP GROWTH	0.90%	IB	$374.73	5
EQ/AB SMALL CAP GROWTH	0.95%	IB	$439.59	26
EQ/AB SMALL CAP GROWTH	1.00%	IB	$474.78	—
EQ/AB SMALL CAP GROWTH	1.10%	IB	$426.25	5
EQ/AB SMALL CAP GROWTH	1.20%	IB	$350.28	179

The accompanying notes are an integral part of these financial statements.

FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AB SMALL CAP GROWTH	1.25%	IB	$221.60	69
EQ/AB SMALL CAP GROWTH	1.30%	IB	$265.33	3

EQ/AGGRESSIVE ALLOCATION	0.50%	B	$270.19	46
EQ/AGGRESSIVE ALLOCATION	0.70%	B	$261.49	10
EQ/AGGRESSIVE ALLOCATION	0.80%	B	$314.85	8
EQ/AGGRESSIVE ALLOCATION	0.90%	B	$253.07	327
EQ/AGGRESSIVE ALLOCATION	0.95%	B	$251.01	63
EQ/AGGRESSIVE ALLOCATION	1.00%	B	$248.96	4
EQ/AGGRESSIVE ALLOCATION	1.10%	B	$244.90	87
EQ/AGGRESSIVE ALLOCATION	1.20%	B	$240.90	1,145
EQ/AGGRESSIVE ALLOCATION	1.25%	B	$147.81	36
EQ/AGGRESSIVE ALLOCATION	1.30%	B	$165.99	8
EQ/AGGRESSIVE ALLOCATION	1.34%	B	$235.42	1,579
EQ/AGGRESSIVE ALLOCATION	1.35%	B	$235.03	1
EQ/AGGRESSIVE ALLOCATION	1.45%	B	$231.18	1

EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$151.54	8
EQ/AMERICAN CENTURY MID CAP VALUE	0.50%	IB	$266.88	26
EQ/AMERICAN CENTURY MID CAP VALUE	0.70%	IB	$261.71	—
EQ/AMERICAN CENTURY MID CAP VALUE	0.80%	IB	$259.17	11
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$256.65	9
EQ/AMERICAN CENTURY MID CAP VALUE	1.00%	IB	$254.16	—
EQ/AMERICAN CENTURY MID CAP VALUE	1.10%	IB	$251.68	4
EQ/AMERICAN CENTURY MID CAP VALUE	1.20%	IB	$249.22	422
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	IB	$113.54	6

EQ/BALANCED STRATEGY	1.25%	IA	$161.30	—
EQ/BALANCED STRATEGY	0.50%	IB	$152.52	33
EQ/BALANCED STRATEGY	0.70%	IB	$150.19	1
EQ/BALANCED STRATEGY	0.80%	IB	$149.04	—
EQ/BALANCED STRATEGY	0.90%	IB	$147.89	8
EQ/BALANCED STRATEGY	0.95%	IB	$147.32	2
EQ/BALANCED STRATEGY	1.00%	IB	$146.76	1
EQ/BALANCED STRATEGY	1.10%	IB	$145.63	8
EQ/BALANCED STRATEGY	1.20%	IB	$144.50	106
EQ/BALANCED STRATEGY	1.25%	IB	$143.95	44
EQ/BALANCED STRATEGY	1.25%	IB	$172.76	82
EQ/BALANCED STRATEGY	1.30%	IB	$171.85	456
EQ/BALANCED STRATEGY	1.34%	IB	$142.95	79
EQ/BALANCED STRATEGY	1.45%	IB	$141.73	—

EQ/BLACKROCK BASIC VALUE EQUITY	0.50%	IB	$312.63	16
EQ/BLACKROCK BASIC VALUE EQUITY	0.70%	IB	$382.57	10
EQ/BLACKROCK BASIC VALUE EQUITY	0.80%	IB	$355.68	6
EQ/BLACKROCK BASIC VALUE EQUITY	0.90%	IB	$357.95	16
EQ/BLACKROCK BASIC VALUE EQUITY	0.90%	IB	$366.38	83
EQ/BLACKROCK BASIC VALUE EQUITY	0.95%	IB	$302.80	42
EQ/BLACKROCK BASIC VALUE EQUITY	1.00%	IB	$358.54	2
EQ/BLACKROCK BASIC VALUE EQUITY	1.10%	IB	$350.83	23
EQ/BLACKROCK BASIC VALUE EQUITY	1.20%	IB	$340.67	772
EQ/BLACKROCK BASIC VALUE EQUITY	1.20%	IB	$343.27	75
EQ/BLACKROCK BASIC VALUE EQUITY	1.25%	IB	$165.45	205
EQ/BLACKROCK BASIC VALUE EQUITY	1.30%	IB	$186.99	5

The accompanying notes are an integral part of these financial statements.

FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/BLACKROCK BASIC VALUE EQUITY	1.34%	IB	$431.20	1,018
EQ/BLACKROCK BASIC VALUE EQUITY	1.35%	IB	$332.25	1
EQ/BLACKROCK BASIC VALUE EQUITY	1.45%	IB	$322.66	1

EQ/CAPITAL GUARDIAN RESEARCH	0.70%	IB	$366.64	2
EQ/CAPITAL GUARDIAN RESEARCH	0.90%	IB	$351.90	12
EQ/CAPITAL GUARDIAN RESEARCH	0.95%	IB	$348.31	22
EQ/CAPITAL GUARDIAN RESEARCH	1.10%	IB	$337.73	2
EQ/CAPITAL GUARDIAN RESEARCH	1.20%	IB	$330.82	94
EQ/CAPITAL GUARDIAN RESEARCH	1.25%	IB	$231.19	184
EQ/CAPITAL GUARDIAN RESEARCH	1.30%	IB	$251.63	—
EQ/CAPITAL GUARDIAN RESEARCH	1.34%	IB	$321.42	496
EQ/CAPITAL GUARDIAN RESEARCH	1.35%	IB	$320.75	1
EQ/CAPITAL GUARDIAN RESEARCH	1.45%	IB	$314.19	1

EQ/CLEARBRIDGE LARGE CAP GROWTH	0.70%	IB	$308.21	6
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.90%	IB	$295.83	24
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.95%	IB	$292.80	21
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.10%	IB	$283.91	12
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.20%	IB	$278.10	43
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.25%	IB	$281.02	34
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.30%	IB	$320.76	1
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.34%	IB	$270.20	450
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.35%	IB	$269.63	—
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.45%	IB	$264.12	—

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.50%	IB	$207.85	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.70%	IB	$202.35	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.80%	IB	$352.28	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.90%	IB	$196.99	6
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.95%	IB	$195.67	4
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.00%	IB	$194.37	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.10%	IB	$191.77	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.20%	IB	$189.20	19
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IB	$161.28	3
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$180.96	6
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.34%	IB	$185.66	113
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.45%	IB	$182.92	—

EQ/COMMON STOCK INDEX	0.70%	IA	$362.51	18
EQ/COMMON STOCK INDEX+	0.74%	IA	$1,190.17	23
EQ/COMMON STOCK INDEX+	0.74%	IA	$1,289.20	11
EQ/COMMON STOCK INDEX	0.90%	IA	$502.50	41
EQ/COMMON STOCK INDEX	1.20%	IA	$400.85	15
EQ/COMMON STOCK INDEX	1.35%	IA	$606.76	618
EQ/COMMON STOCK INDEX	1.35%	IA	$633.97	9
EQ/COMMON STOCK INDEX+	1.40%	IA	$806.57	2,208
EQ/COMMON STOCK INDEX	1.45%	IA	$241.62	9
EQ/COMMON STOCK INDEX	0.40%	IB	$242.81	10
EQ/COMMON STOCK INDEX	0.50%	IB	$235.39	4
EQ/COMMON STOCK INDEX	0.70%	IB	$238.90	—
EQ/COMMON STOCK INDEX	0.80%	IB	$462.12	1
EQ/COMMON STOCK INDEX	0.90%	IB	$240.16	10
EQ/COMMON STOCK INDEX	0.90%	IB	$268.76	37

The accompanying notes are an integral part of these financial statements.

FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/COMMON STOCK INDEX	0.95%	IB	$226.96	104
EQ/COMMON STOCK INDEX	1.00%	IB	$388.82	—
EQ/COMMON STOCK INDEX	1.10%	IB	$220.07	18
EQ/COMMON STOCK INDEX	1.20%	IB	$246.68	578
EQ/COMMON STOCK INDEX	1.25%	IB	$194.38	191
EQ/COMMON STOCK INDEX	1.30%	IB	$216.23	9

EQ/CONSERVATIVE ALLOCATION	0.50%	B	$160.07	10
EQ/CONSERVATIVE ALLOCATION	0.70%	B	$154.91	3
EQ/CONSERVATIVE ALLOCATION	0.80%	B	$149.55	—
EQ/CONSERVATIVE ALLOCATION	0.90%	B	$149.92	50
EQ/CONSERVATIVE ALLOCATION	0.95%	B	$148.70	36
EQ/CONSERVATIVE ALLOCATION	1.00%	B	$147.49	—
EQ/CONSERVATIVE ALLOCATION	1.10%	B	$145.08	25
EQ/CONSERVATIVE ALLOCATION	1.20%	B	$142.71	228
EQ/CONSERVATIVE ALLOCATION	1.25%	B	$122.53	141
EQ/CONSERVATIVE ALLOCATION	1.30%	B	$125.77	9
EQ/CONSERVATIVE ALLOCATION	1.34%	B	$139.47	239
EQ/CONSERVATIVE ALLOCATION	1.45%	B	$136.96	—

EQ/CONSERVATIVE GROWTH STRATEGY	0.50%	IB	$141.48	13
EQ/CONSERVATIVE GROWTH STRATEGY	0.70%	IB	$139.32	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.80%	IB	$138.25	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.90%	IB	$137.19	3
EQ/CONSERVATIVE GROWTH STRATEGY	0.95%	IB	$136.66	4
EQ/CONSERVATIVE GROWTH STRATEGY	1.00%	IB	$136.14	1
EQ/CONSERVATIVE GROWTH STRATEGY	1.10%	IB	$135.09	5
EQ/CONSERVATIVE GROWTH STRATEGY	1.20%	IB	$134.04	54
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	IB	$133.53	76
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	IB	$157.84	17
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$157.01	40
EQ/CONSERVATIVE GROWTH STRATEGY	1.34%	IB	$132.60	41

EQ/CONSERVATIVE STRATEGY	0.50%	IB	$121.13	13
EQ/CONSERVATIVE STRATEGY	0.70%	IB	$119.27	—
EQ/CONSERVATIVE STRATEGY	0.80%	IB	$118.36	—
EQ/CONSERVATIVE STRATEGY	0.90%	IB	$117.45	2
EQ/CONSERVATIVE STRATEGY	0.95%	IB	$117.00	2
EQ/CONSERVATIVE STRATEGY	1.10%	IB	$115.65	3
EQ/CONSERVATIVE STRATEGY	1.20%	IB	$114.76	21
EQ/CONSERVATIVE STRATEGY	1.25%	IB	$114.32	9
EQ/CONSERVATIVE STRATEGY	1.25%	IB	$129.28	6
EQ/CONSERVATIVE STRATEGY	1.30%	IB	$128.60	19
EQ/CONSERVATIVE STRATEGY	1.34%	IB	$113.53	15

EQ/CONSERVATIVE-PLUS ALLOCATION	0.50%	B	$185.57	27
EQ/CONSERVATIVE-PLUS ALLOCATION	0.70%	B	$179.59	6
EQ/CONSERVATIVE-PLUS ALLOCATION	0.80%	B	$186.29	3
EQ/CONSERVATIVE-PLUS ALLOCATION	0.90%	B	$173.81	129
EQ/CONSERVATIVE-PLUS ALLOCATION	0.95%	B	$172.39	25
EQ/CONSERVATIVE-PLUS ALLOCATION	1.00%	B	$170.99	1
EQ/CONSERVATIVE-PLUS ALLOCATION	1.10%	B	$168.20	39
EQ/CONSERVATIVE-PLUS ALLOCATION	1.20%	B	$165.45	526
EQ/CONSERVATIVE-PLUS ALLOCATION	1.25%	B	$130.94	130

The accompanying notes are an integral part of these financial statements.

FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CONSERVATIVE-PLUS ALLOCATION	1.30%	B	$137.64	11
EQ/CONSERVATIVE-PLUS ALLOCATION	1.34%	B	$161.69	466
EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	B	$161.42	—
EQ/CONSERVATIVE-PLUS ALLOCATION	1.45%	B	$158.78	—

EQ/CORE BOND INDEX	0.40%	IB	$108.99	9
EQ/CORE BOND INDEX	0.50%	IB	$138.84	7
EQ/CORE BOND INDEX	0.70%	IB	$133.87	6
EQ/CORE BOND INDEX	0.80%	IB	$122.80	2
EQ/CORE BOND INDEX	0.90%	IB	$129.09	49
EQ/CORE BOND INDEX	0.95%	IB	$127.92	61
EQ/CORE BOND INDEX	1.00%	IB	$126.76	—
EQ/CORE BOND INDEX	1.10%	IB	$124.46	17
EQ/CORE BOND INDEX	1.20%	IB	$122.20	310
EQ/CORE BOND INDEX	1.25%	IB	$104.21	44
EQ/CORE BOND INDEX	1.30%	IB	$104.02	3
EQ/CORE BOND INDEX	1.34%	IB	$119.11	510
EQ/CORE BOND INDEX	1.35%	IB	$118.89	—
EQ/CORE BOND INDEX	1.45%	IB	$116.73	—

EQ/EMERGING MARKETS EQUITY PLUS	0.50%	IB	$107.48	3
EQ/EMERGING MARKETS EQUITY PLUS	0.70%	IB	$106.05	2
EQ/EMERGING MARKETS EQUITY PLUS	0.80%	IB	$105.34	2
EQ/EMERGING MARKETS EQUITY PLUS	0.90%	IB	$104.64	4
EQ/EMERGING MARKETS EQUITY PLUS	0.95%	IB	$104.29	1
EQ/EMERGING MARKETS EQUITY PLUS	1.00%	IB	$103.94	—
EQ/EMERGING MARKETS EQUITY PLUS	1.10%	IB	$103.24	3
EQ/EMERGING MARKETS EQUITY PLUS	1.20%	IB	$102.55	86
EQ/EMERGING MARKETS EQUITY PLUS	1.25%	IB	$102.21	15
EQ/EMERGING MARKETS EQUITY PLUS	1.34%	IB	$101.59	60
EQ/EMERGING MARKETS EQUITY PLUS	1.45%	IB	$100.84	—

EQ/EQUITY 500 INDEX	0.70%	IA	$406.71	22
EQ/EQUITY 500 INDEX	0.90%	IA	$564.46	113
EQ/EQUITY 500 INDEX	1.20%	IA	$451.21	34
EQ/EQUITY 500 INDEX	1.34%	IA	$732.20	1,677
EQ/EQUITY 500 INDEX	1.35%	IA	$730.29	5
EQ/EQUITY 500 INDEX	1.45%	IA	$273.41	4
EQ/EQUITY 500 INDEX	0.40%	IB	$246.54	44
EQ/EQUITY 500 INDEX	0.50%	IB	$268.62	29
EQ/EQUITY 500 INDEX	0.70%	IB	$266.67	—
EQ/EQUITY 500 INDEX	0.80%	IB	$462.19	8
EQ/EQUITY 500 INDEX	0.90%	IB	$302.85	53
EQ/EQUITY 500 INDEX	0.95%	IB	$253.35	80
EQ/EQUITY 500 INDEX	1.00%	IB	$382.06	6
EQ/EQUITY 500 INDEX	1.10%	IB	$245.66	70
EQ/EQUITY 500 INDEX	1.20%	IB	$279.08	2,218
EQ/EQUITY 500 INDEX	1.25%	IB	$216.03	331
EQ/EQUITY 500 INDEX	1.30%	IB	$241.57	13
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.50%	IB	$264.58	15
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.70%	IB	$259.46	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.70%	IB	$287.72	4
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.80%	IB	$256.94	10

The accompanying notes are an integral part of these financial statements.

FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$254.45	31
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$282.37	63
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.95%	IB	$281.04	11
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.00%	IB	$251.97	8
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.10%	IB	$249.52	24
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$247.08	1,037
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$274.49	22
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.25%	IB	$273.20	190
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.34%	IB	$270.89	535
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.45%	IB	$213.76	—

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.40%	IB	$158.79	1
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.50%	IB	$176.34	9
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.70%	IB	$171.67	1
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.80%	IB	$261.45	1
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.90%	IB	$167.13	17
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.95%	IB	$166.01	20
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.00%	IB	$164.90	—
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.10%	IB	$162.70	14
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.20%	IB	$160.51	115
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.25%	IB	$146.80	50
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.30%	IB	$156.16	6
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.34%	IB	$157.52	335
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.45%	IB	$155.19	—

EQ/FRANKLIN RISING DIVIDENDS	1.20%	IB	$118.64	14
EQ/FRANKLIN RISING DIVIDENDS	1.25%	IB	$118.57	79

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.50%	IB	$207.30	5
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.70%	IB	$201.81	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.80%	IB	$412.46	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.90%	IB	$196.47	2
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.95%	IB	$195.16	3
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.00%	IB	$193.86	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.10%	IB	$191.26	1
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.20%	IB	$188.70	20
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.25%	IB	$156.92	4
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$177.90	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.34%	IB	$185.17	73

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.50%	IB	$156.96	10
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.70%	IB	$153.02	1
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.80%	IB	$291.26	2
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.90%	IB	$149.17	14
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.95%	IB	$148.23	16
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.00%	IB	$284.94	—
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.10%	IB	$163.49	14

The accompanying notes are an integral part of these financial statements.

FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.20%	IB	$143.57	131
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.25%	IB	$141.40	27
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.30%	IB	$142.14	9
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.34%	IB	$141.02	303

EQ/GLOBAL BOND PLUS	0.50%	IB	$134.02	3
EQ/GLOBAL BOND PLUS	0.70%	IB	$130.23	3
EQ/GLOBAL BOND PLUS	0.80%	IB	$120.01	—
EQ/GLOBAL BOND PLUS	0.90%	IB	$126.55	27
EQ/GLOBAL BOND PLUS	0.95%	IB	$125.64	23
EQ/GLOBAL BOND PLUS	1.00%	IB	$124.74	—
EQ/GLOBAL BOND PLUS	1.10%	IB	$122.96	19
EQ/GLOBAL BOND PLUS	1.20%	IB	$121.20	89
EQ/GLOBAL BOND PLUS	1.25%	IB	$121.05	33
EQ/GLOBAL BOND PLUS	1.30%	IB	$122.37	2
EQ/GLOBAL BOND PLUS	1.34%	IB	$118.78	205
EQ/GLOBAL BOND PLUS	1.35%	IB	$118.61	—
EQ/GLOBAL BOND PLUS	1.45%	IB	$116.90	—

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.50%	IB	$412.32	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.70%	IB	$304.10	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.70%	IB	$497.01	4
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$305.24	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$475.96	40
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$564.54	5
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$415.16	25
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.00%	IB	$465.78	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.10%	IB	$455.76	8
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$421.12	132
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$445.94	28
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$126.85	32
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$173.17	2
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$286.81	933
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$463.88	17
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$431.63	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.45%	IB	$398.85	—

EQ/GOLDMAN SACHS MID CAP VALUE	0.50%	IB	$227.33	5
EQ/GOLDMAN SACHS MID CAP VALUE	0.70%	IB	$192.34	2
EQ/GOLDMAN SACHS MID CAP VALUE	0.70%	IB	$222.93	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.80%	IB	$220.77	1
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$189.02	13
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$218.62	4
EQ/GOLDMAN SACHS MID CAP VALUE	0.95%	IB	$188.20	3
EQ/GOLDMAN SACHS MID CAP VALUE	1.00%	IB	$216.50	1
EQ/GOLDMAN SACHS MID CAP VALUE	1.10%	IB	$214.39	4
EQ/GOLDMAN SACHS MID CAP VALUE	1.20%	IB	$184.13	2
EQ/GOLDMAN SACHS MID CAP VALUE	1.20%	IB	$212.29	118
EQ/GOLDMAN SACHS MID CAP VALUE	1.25%	IB	$183.33	47

The accompanying notes are an integral part of these financial statements.

FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/GOLDMAN SACHS MID CAP VALUE	1.34%	IB	$181.89	130
EQ/GOLDMAN SACHS MID CAP VALUE	1.45%	IB	$180.14	—

EQ/GROWTH STRATEGY	1.10%	IA	$193.53	6
EQ/GROWTH STRATEGY	1.25%	IA	$190.52	2

EQ/INTERMEDIATE GOVERNMENT BOND	0.70%	IA	$169.61	3
EQ/INTERMEDIATE GOVERNMENT BOND+	0.74%	IA	$98.73	7
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IA	$178.45	5
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IA	$158.41	1
EQ/INTERMEDIATE GOVERNMENT BOND	1.34%	IA	$173.56	205
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IA	$167.05	2
EQ/INTERMEDIATE GOVERNMENT BOND	1.45%	IA	$138.49	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$105.00	5
EQ/INTERMEDIATE GOVERNMENT BOND	0.50%	IB	$152.78	2
EQ/INTERMEDIATE GOVERNMENT BOND	0.80%	IB	$108.07	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IB	$150.75	3
EQ/INTERMEDIATE GOVERNMENT BOND	0.95%	IB	$146.41	20
EQ/INTERMEDIATE GOVERNMENT BOND	1.00%	IB	$117.78	—
EQ/INTERMEDIATE GOVERNMENT BOND	1.10%	IB	$141.97	9
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$141.37	20
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$107.72	28
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$107.83	1

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.40%	IB	$113.43	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.50%	IB	$150.34	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.70%	IB	$162.90	4
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.80%	IB	$220.26	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.90%	IB	$156.35	55
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.95%	IB	$190.12	27
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.00%	IB	$153.18	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.10%	IB	$150.05	11
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.20%	IB	$146.98	317
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.25%	IB	$96.06	17
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$111.01	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.34%	IB	$142.80	732
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.45%	IB	$173.50	—

EQ/INTERNATIONAL EQUITY INDEX	0.70%	IA	$168.03	7
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IA	$176.46	79
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IA	$150.51	11
EQ/INTERNATIONAL EQUITY INDEX	1.34%	IA	$164.92	1,920
EQ/INTERNATIONAL EQUITY INDEX	1.35%	IA	$164.51	8
EQ/INTERNATIONAL EQUITY INDEX	1.45%	IA	$127.27	2
EQ/INTERNATIONAL EQUITY INDEX	0.40%	IB	$154.24	10
EQ/INTERNATIONAL EQUITY INDEX	0.50%	IB	$142.75	8
EQ/INTERNATIONAL EQUITY INDEX	0.80%	IB	$233.09	1
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IB	$143.39	22
EQ/INTERNATIONAL EQUITY INDEX	0.95%	IB	$136.95	63
EQ/INTERNATIONAL EQUITY INDEX	1.00%	IB	$207.40	1
EQ/INTERNATIONAL EQUITY INDEX	1.10%	IB	$132.79	19
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$129.77	156
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$80.51	57
EQ/INTERNATIONAL EQUITY INDEX	1.30%	IB	$97.02	6

The accompanying notes are an integral part of these financial statements.

FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/INTERNATIONAL MANAGED VOLATILITY	0.50%	IB	$139.63	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.70%	IB	$146.37	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.80%	IB	$135.60	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$134.28	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$143.65	7
EQ/INTERNATIONAL MANAGED VOLATILITY	0.95%	IB	$142.97	1
EQ/INTERNATIONAL MANAGED VOLATILITY	1.00%	IB	$132.97	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.10%	IB	$131.68	1
EQ/INTERNATIONAL MANAGED VOLATILITY	1.20%	IB	$130.39	59
EQ/INTERNATIONAL MANAGED VOLATILITY	1.20%	IB	$139.64	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.25%	IB	$138.98	2
EQ/INTERNATIONAL MANAGED VOLATILITY	1.34%	IB	$137.80	35

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.40%	IB	$145.32	35
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.50%	IB	$145.35	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.70%	IB	$173.42	3
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.80%	IB	$215.60	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.90%	IB	$166.45	46
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.95%	IB	$164.75	35
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.00%	IB	$163.07	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.10%	IB	$159.74	8
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.20%	IB	$156.47	98
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.25%	IB	$89.64	16
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IB	$103.24	3
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.34%	IB	$152.03	913
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$151.71	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.45%	IB	$162.71	—

EQ/INVESCO COMSTOCK	0.50%	IB	$250.25	4
EQ/INVESCO COMSTOCK	0.70%	IB	$242.96	1
EQ/INVESCO COMSTOCK	0.80%	IB	$404.73	1
EQ/INVESCO COMSTOCK	0.90%	IB	$235.89	28
EQ/INVESCO COMSTOCK	0.95%	IB	$234.15	16
EQ/INVESCO COMSTOCK	1.00%	IB	$232.43	—
EQ/INVESCO COMSTOCK	1.10%	IB	$229.00	14
EQ/INVESCO COMSTOCK	1.20%	IB	$225.62	145
EQ/INVESCO COMSTOCK	1.25%	IB	$176.25	22
EQ/INVESCO COMSTOCK	1.30%	IB	$192.05	1
EQ/INVESCO COMSTOCK	1.34%	IB	$220.98	336
EQ/INVESCO COMSTOCK	1.35%	IB	$220.65	—
EQ/INVESCO COMSTOCK	1.45%	IB	$217.39	—

EQ/INVESCO GLOBAL REAL ESTATE	0.50%	IB	$192.18	28
EQ/INVESCO GLOBAL REAL ESTATE	0.70%	IB	$185.84	2
EQ/INVESCO GLOBAL REAL ESTATE	0.70%	IB	$188.47	—
EQ/INVESCO GLOBAL REAL ESTATE	0.80%	IB	$186.63	6
EQ/INVESCO GLOBAL REAL ESTATE	0.90%	IB	$182.38	34
EQ/INVESCO GLOBAL REAL ESTATE	0.90%	IB	$184.82	7
EQ/INVESCO GLOBAL REAL ESTATE	0.95%	IB	$181.52	7
EQ/INVESCO GLOBAL REAL ESTATE	1.00%	IB	$183.03	1
EQ/INVESCO GLOBAL REAL ESTATE	1.10%	IB	$181.24	9
EQ/INVESCO GLOBAL REAL ESTATE	1.20%	IB	$177.29	7
EQ/INVESCO GLOBAL REAL ESTATE	1.20%	IB	$179.47	244

The accompanying notes are an integral part of these financial statements.

FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INVESCO GLOBAL REAL ESTATE	1.25%	IB	$176.46	29
EQ/INVESCO GLOBAL REAL ESTATE	1.34%	IB	$174.96	199
EQ/INVESCO GLOBAL REAL ESTATE	1.45%	IB	$151.15	—

EQ/INVESCO INTERNATIONAL GROWTH	0.50%	IB	$173.55	17
EQ/INVESCO INTERNATIONAL GROWTH	0.70%	IB	$146.17	5
EQ/INVESCO INTERNATIONAL GROWTH	0.80%	IB	$168.54	7
EQ/INVESCO INTERNATIONAL GROWTH	0.90%	IB	$143.65	23
EQ/INVESCO INTERNATIONAL GROWTH	0.90%	IB	$166.90	8
EQ/INVESCO INTERNATIONAL GROWTH	0.95%	IB	$143.02	5
EQ/INVESCO INTERNATIONAL GROWTH	1.00%	IB	$165.28	1
EQ/INVESCO INTERNATIONAL GROWTH	1.10%	IB	$163.67	5
EQ/INVESCO INTERNATIONAL GROWTH	1.20%	IB	$139.93	4
EQ/INVESCO INTERNATIONAL GROWTH	1.20%	IB	$162.06	344
EQ/INVESCO INTERNATIONAL GROWTH	1.25%	IB	$139.32	18
EQ/INVESCO INTERNATIONAL GROWTH	1.34%	IB	$138.23	193
EQ/INVESCO INTERNATIONAL GROWTH	1.45%	IB	$136.90	—

EQ/JANUS ENTERPRISE	0.40%	IB	$213.26	6
EQ/JANUS ENTERPRISE	0.50%	IB	$363.43	4
EQ/JANUS ENTERPRISE	0.70%	IB	$352.85	6
EQ/JANUS ENTERPRISE	0.80%	IB	$438.12	2
EQ/JANUS ENTERPRISE	0.90%	IB	$342.58	77
EQ/JANUS ENTERPRISE	0.95%	IB	$340.05	12
EQ/JANUS ENTERPRISE	1.00%	IB	$337.55	2
EQ/JANUS ENTERPRISE	1.10%	IB	$332.58	17
EQ/JANUS ENTERPRISE	1.20%	IB	$327.67	465
EQ/JANUS ENTERPRISE	1.25%	IB	$212.92	163
EQ/JANUS ENTERPRISE	1.30%	IB	$251.45	3
EQ/JANUS ENTERPRISE	1.34%	IB	$320.93	543
EQ/JANUS ENTERPRISE	1.35%	IB	$320.45	1
EQ/JANUS ENTERPRISE	1.45%	IB	$315.72	—

EQ/JPMORGAN VALUE OPPORTUNITIES	0.40%	IB	$238.22	3
EQ/JPMORGAN VALUE OPPORTUNITIES	0.50%	IB	$287.28	23
EQ/JPMORGAN VALUE OPPORTUNITIES	0.70%	IB	$279.93	3
EQ/JPMORGAN VALUE OPPORTUNITIES	0.80%	IB	$421.89	8
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$265.14	6
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$268.08	35
EQ/JPMORGAN VALUE OPPORTUNITIES	0.95%	IB	$246.49	10
EQ/JPMORGAN VALUE OPPORTUNITIES	1.00%	IB	$262.34	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.10%	IB	$256.70	10
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	IB	$248.52	225
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	IB	$251.17	41
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	IB	$178.64	76
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$200.52	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.34%	IB	$307.42	310
EQ/JPMORGAN VALUE OPPORTUNITIES	1.35%	IB	$243.11	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.45%	IB	$235.37	—

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.50%	IB	$240.35	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.70%	IB	$245.12	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.80%	IB	$413.89	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.90%	IB	$235.27	6

The accompanying notes are an integral part of these financial statements.

FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.95%	IB	$232.87	7
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.10%	IB	$225.79	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.20%	IB	$221.17	32
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.25%	IB	$197.15	6
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$214.93	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.34%	IB	$214.89	111
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.45%	IB	$210.05	—

EQ/LARGE CAP GROWTH INDEX	0.50%	IB	$236.70	4
EQ/LARGE CAP GROWTH INDEX	0.70%	IB	$252.35	4
EQ/LARGE CAP GROWTH INDEX	0.80%	IB	$534.71	4
EQ/LARGE CAP GROWTH INDEX	0.90%	IB	$242.21	81
EQ/LARGE CAP GROWTH INDEX	0.95%	IB	$239.73	40
EQ/LARGE CAP GROWTH INDEX	1.00%	IB	$237.29	1
EQ/LARGE CAP GROWTH INDEX	1.10%	IB	$232.45	25
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$227.70	562
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$299.95	33
EQ/LARGE CAP GROWTH INDEX	1.30%	IB	$332.60	1
EQ/LARGE CAP GROWTH INDEX	1.34%	IB	$221.22	921
EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$220.76	1
EQ/LARGE CAP GROWTH INDEX	1.45%	IB	$216.25	1

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.50%	IB	$189.06	7
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.70%	IB	$325.65	9
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.80%	IB	$480.02	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$279.23	20
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$311.86	59
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.95%	IB	$262.00	83
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.00%	IB	$305.19	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.10%	IB	$298.63	14
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$280.59	231
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$292.19	32
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.25%	IB	$256.27	12
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$294.05	4
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.34%	IB	$423.66	1,632
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$282.81	3
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.45%	IB	$265.75	3

EQ/LARGE CAP VALUE INDEX	0.50%	IB	$146.46	3
EQ/LARGE CAP VALUE INDEX	0.70%	IB	$142.31	2
EQ/LARGE CAP VALUE INDEX	0.80%	IB	$397.07	1
EQ/LARGE CAP VALUE INDEX	0.90%	IB	$138.29	67
EQ/LARGE CAP VALUE INDEX	0.95%	IB	$137.30	21
EQ/LARGE CAP VALUE INDEX	1.00%	IB	$136.32	1
EQ/LARGE CAP VALUE INDEX	1.10%	IB	$134.37	14
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$132.44	331
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$110.85	46
EQ/LARGE CAP VALUE INDEX	1.30%	IB	$121.30	1
EQ/LARGE CAP VALUE INDEX	1.34%	IB	$129.80	385
EQ/LARGE CAP VALUE INDEX	1.35%	IB	$129.61	—
EQ/LARGE CAP VALUE INDEX	1.45%	IB	$127.75	—

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.70%	IA	$236.09	8
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IA	$226.60	47

The accompanying notes are an integral part of these financial statements.

FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IA	$213.02	25
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.34%	IA	$206.97	3,519
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IA	$206.54	8
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.45%	IA	$216.42	4
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.40%	IB	$212.30	21
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.50%	IB	$261.67	3
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.80%	IB	$367.96	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IB	$223.66	25
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.95%	IB	$234.79	100
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.00%	IB	$222.00	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.10%	IB	$214.65	7
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.10%	IB	$217.47	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$210.27	254
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$213.02	2
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.25%	IB	$136.80	20
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$150.36	6

EQ/LAZARD EMERGING MARKETS EQUITY	0.50%	IB	$122.62	48
EQ/LAZARD EMERGING MARKETS EQUITY	0.70%	IB	$120.33	14
EQ/LAZARD EMERGING MARKETS EQUITY	0.80%	IB	$119.21	15
EQ/LAZARD EMERGING MARKETS EQUITY	0.90%	IB	$118.09	103
EQ/LAZARD EMERGING MARKETS EQUITY	0.95%	IB	$117.54	22
EQ/LAZARD EMERGING MARKETS EQUITY	1.00%	IB	$116.99	6
EQ/LAZARD EMERGING MARKETS EQUITY	1.10%	IB	$115.89	34
EQ/LAZARD EMERGING MARKETS EQUITY	1.20%	IB	$114.80	1,126
EQ/LAZARD EMERGING MARKETS EQUITY	1.25%	IB	$114.26	69
EQ/LAZARD EMERGING MARKETS EQUITY	1.34%	IB	$113.29	803
EQ/LAZARD EMERGING MARKETS EQUITY	1.45%	IB	$100.55	—

EQ/LOOMIS SAYLES GROWTH	0.40%	IB	$272.53	4
EQ/LOOMIS SAYLES GROWTH	0.50%	IB	$409.00	6
EQ/LOOMIS SAYLES GROWTH	0.70%	IB	$396.65	2
EQ/LOOMIS SAYLES GROWTH	0.80%	IB	$464.30	1
EQ/LOOMIS SAYLES GROWTH	0.90%	IB	$384.67	17
EQ/LOOMIS SAYLES GROWTH	0.95%	IB	$381.73	7
EQ/LOOMIS SAYLES GROWTH	1.00%	IB	$378.82	—
EQ/LOOMIS SAYLES GROWTH	1.10%	IB	$373.03	5
EQ/LOOMIS SAYLES GROWTH	1.20%	IB	$367.31	21
EQ/LOOMIS SAYLES GROWTH	1.25%	IB	$289.16	67
EQ/LOOMIS SAYLES GROWTH	1.30%	IB	$317.97	1
EQ/LOOMIS SAYLES GROWTH	1.34%	IB	$359.48	171
EQ/LOOMIS SAYLES GROWTH	1.35%	IB	$358.92	—
EQ/LOOMIS SAYLES GROWTH	1.45%	IB	$353.42	—

EQ/MFS INTERNATIONAL GROWTH	0.40%	IB	$177.14	8
EQ/MFS INTERNATIONAL GROWTH	0.50%	IB	$266.23	14
EQ/MFS INTERNATIONAL GROWTH	0.70%	IB	$258.48	2
EQ/MFS INTERNATIONAL GROWTH	0.80%	IB	$307.49	5
EQ/MFS INTERNATIONAL GROWTH	0.90%	IB	$250.95	63
EQ/MFS INTERNATIONAL GROWTH	0.95%	IB	$249.11	9
EQ/MFS INTERNATIONAL GROWTH	1.00%	IB	$247.27	1
EQ/MFS INTERNATIONAL GROWTH	1.10%	IB	$243.63	9
EQ/MFS INTERNATIONAL GROWTH	1.20%	IB	$240.03	361

The accompanying notes are an integral part of these financial statements.

FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS INTERNATIONAL GROWTH	1.25%	IB	$147.72	32
EQ/MFS INTERNATIONAL GROWTH	1.30%	IB	$175.75	1
EQ/MFS INTERNATIONAL GROWTH	1.34%	IB	$235.01	26
EQ/MFS INTERNATIONAL GROWTH	1.34%	IB	$235.10	329
EQ/MFS INTERNATIONAL GROWTH	1.35%	IB	$234.75	—
EQ/MFS INTERNATIONAL GROWTH	1.45%	IB	$231.28	—

EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$151.79	12
EQ/MFS INTERNATIONAL VALUE	0.50%	IB	$237.86	58
EQ/MFS INTERNATIONAL VALUE	0.70%	IB	$233.26	—
EQ/MFS INTERNATIONAL VALUE	0.70%	IB	$244.35	19
EQ/MFS INTERNATIONAL VALUE	0.80%	IB	$230.99	26
EQ/MFS INTERNATIONAL VALUE	0.90%	IB	$228.75	32
EQ/MFS INTERNATIONAL VALUE	0.90%	IB	$239.80	77
EQ/MFS INTERNATIONAL VALUE	0.95%	IB	$238.67	19
EQ/MFS INTERNATIONAL VALUE	1.00%	IB	$226.53	6
EQ/MFS INTERNATIONAL VALUE	1.10%	IB	$224.32	20
EQ/MFS INTERNATIONAL VALUE	1.20%	IB	$222.12	1,405
EQ/MFS INTERNATIONAL VALUE	1.20%	IB	$233.11	14
EQ/MFS INTERNATIONAL VALUE	1.25%	IB	$232.02	115
EQ/MFS INTERNATIONAL VALUE	1.34%	IB	$230.05	888
EQ/MFS INTERNATIONAL VALUE	1.45%	IB	$193.09	—

EQ/MFS MID CAP FOCUSED GROWTH	0.50%	IB	$238.19	6
EQ/MFS MID CAP FOCUSED GROWTH	0.70%	IB	$234.08	10
EQ/MFS MID CAP FOCUSED GROWTH	0.80%	IB	$232.05	7
EQ/MFS MID CAP FOCUSED GROWTH	0.90%	IB	$230.04	40
EQ/MFS MID CAP FOCUSED GROWTH	0.95%	IB	$229.04	6
EQ/MFS MID CAP FOCUSED GROWTH	1.00%	IB	$228.05	2
EQ/MFS MID CAP FOCUSED GROWTH	1.10%	IB	$226.06	9
EQ/MFS MID CAP FOCUSED GROWTH	1.20%	IB	$224.09	426
EQ/MFS MID CAP FOCUSED GROWTH	1.25%	IB	$223.12	67
EQ/MFS MID CAP FOCUSED GROWTH	1.34%	IB	$221.37	396
EQ/MFS MID CAP FOCUSED GROWTH	1.45%	IB	$219.24	—

EQ/MFS TECHNOLOGY	0.50%	IB	$449.41	11
EQ/MFS TECHNOLOGY	0.70%	IB	$441.04	4
EQ/MFS TECHNOLOGY	0.80%	IB	$436.92	5
EQ/MFS TECHNOLOGY	0.90%	IB	$432.84	16
EQ/MFS TECHNOLOGY	0.95%	IB	$430.81	4
EQ/MFS TECHNOLOGY	1.00%	IB	$428.79	1
EQ/MFS TECHNOLOGY	1.10%	IB	$424.76	9
EQ/MFS TECHNOLOGY	1.20%	IB	$420.76	247
EQ/MFS TECHNOLOGY	1.25%	IB	$418.79	32
EQ/MFS TECHNOLOGY	1.34%	IB	$415.24	202
EQ/MFS TECHNOLOGY	1.45%	IB	$320.68	—

EQ/MFS UTILITIES SERIES	0.40%	IB	$186.67	12
EQ/MFS UTILITIES SERIES	0.50%	IB	$236.10	3
EQ/MFS UTILITIES SERIES	0.70%	IB	$231.71	3
EQ/MFS UTILITIES SERIES	0.80%	IB	$229.54	5
EQ/MFS UTILITIES SERIES	0.90%	IB	$227.39	37
EQ/MFS UTILITIES SERIES	0.95%	IB	$226.33	5
EQ/MFS UTILITIES SERIES	1.00%	IB	$225.27	—

The accompanying notes are an integral part of these financial statements.

FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS UTILITIES SERIES	1.10%	IB	$223.15	9
EQ/MFS UTILITIES SERIES	1.20%	IB	$221.05	252
EQ/MFS UTILITIES SERIES	1.25%	IB	$220.01	67
EQ/MFS UTILITIES SERIES	1.34%	IB	$218.15	214
EQ/MFS UTILITIES SERIES	1.45%	IB	$176.25	—

EQ/MID CAP INDEX	0.40%	IB	$219.91	45
EQ/MID CAP INDEX	0.50%	IB	$300.57	10
EQ/MID CAP INDEX	0.70%	IB	$282.43	11
EQ/MID CAP INDEX	0.80%	IB	$456.57	3
EQ/MID CAP INDEX	0.90%	IB	$271.64	153
EQ/MID CAP INDEX	0.95%	IB	$269.01	41
EQ/MID CAP INDEX	1.00%	IB	$266.40	4
EQ/MID CAP INDEX	1.10%	IB	$261.24	28
EQ/MID CAP INDEX	1.20%	IB	$256.17	809
EQ/MID CAP INDEX	1.25%	IB	$175.03	244
EQ/MID CAP INDEX	1.30%	IB	$204.16	3
EQ/MID CAP INDEX	1.34%	IB	$249.25	1,738
EQ/MID CAP INDEX	1.35%	IB	$248.76	—
EQ/MID CAP INDEX	1.45%	IB	$243.93	—

EQ/MID CAP VALUE MANAGED VOLATILITY	0.50%	IB	$377.50	2
EQ/MID CAP VALUE MANAGED VOLATILITY	0.70%	IB	$294.63	5
EQ/MID CAP VALUE MANAGED VOLATILITY	0.80%	IB	$424.11	—
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IB	$282.15	24
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IB	$349.17	10
EQ/MID CAP VALUE MANAGED VOLATILITY	0.95%	IB	$352.82	43
EQ/MID CAP VALUE MANAGED VOLATILITY	1.00%	IB	$276.11	—
EQ/MID CAP VALUE MANAGED VOLATILITY	1.10%	IB	$270.18	7
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$263.54	153
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$264.36	25
EQ/MID CAP VALUE MANAGED VOLATILITY	1.25%	IB	$168.21	22
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$192.23	3
EQ/MID CAP VALUE MANAGED VOLATILITY	1.34%	IB	$323.55	1,261
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$255.87	3
EQ/MID CAP VALUE MANAGED VOLATILITY	1.45%	IB	$249.60	1

EQ/MODERATE ALLOCATION	0.70%	A	$252.60	22
EQ/MODERATE ALLOCATION+	0.70%	A	$253.14	1
EQ/MODERATE ALLOCATION+	0.90%	A	$188.92	8
EQ/MODERATE ALLOCATION	0.90%	A	$295.93	264
EQ/MODERATE ALLOCATION+	0.90%	A	$300.18	18
EQ/MODERATE ALLOCATION	1.20%	A	$254.72	29
EQ/MODERATE ALLOCATION+	1.34%	A	$94.49	8,420
EQ/MODERATE ALLOCATION	1.35%	A	$295.23	648
EQ/MODERATE ALLOCATION	1.35%	A	$297.11	9
EQ/MODERATE ALLOCATION	1.45%	A	$187.72	3
EQ/MODERATE ALLOCATION	0.40%	B	$148.08	23
EQ/MODERATE ALLOCATION	0.50%	B	$184.05	92
EQ/MODERATE ALLOCATION	0.70%	B	$194.05	—
EQ/MODERATE ALLOCATION	0.80%	B	$205.22	11
EQ/MODERATE ALLOCATION	0.90%	B	$207.28	70
EQ/MODERATE ALLOCATION	0.95%	B	$184.36	97

The accompanying notes are an integral part of these financial statements.

FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE ALLOCATION	1.00%	B	$202.70	3
EQ/MODERATE ALLOCATION	1.10%	B	$178.76	181
EQ/MODERATE ALLOCATION	1.20%	B	$191.63	2,182
EQ/MODERATE ALLOCATION	1.25%	B	$131.08	297
EQ/MODERATE ALLOCATION	1.30%	B	$141.77	65

EQ/MODERATE GROWTH STRATEGY	0.50%	IB	$164.47	53
EQ/MODERATE GROWTH STRATEGY	0.70%	IB	$161.96	1
EQ/MODERATE GROWTH STRATEGY	0.80%	IB	$160.72	—
EQ/MODERATE GROWTH STRATEGY	0.90%	IB	$159.49	21
EQ/MODERATE GROWTH STRATEGY	0.95%	IB	$158.87	5
EQ/MODERATE GROWTH STRATEGY	1.00%	IB	$158.26	1
EQ/MODERATE GROWTH STRATEGY	1.10%	IB	$157.04	18
EQ/MODERATE GROWTH STRATEGY	1.20%	IB	$155.83	312
EQ/MODERATE GROWTH STRATEGY	1.25%	IB	$155.23	59
EQ/MODERATE GROWTH STRATEGY	1.34%	IB	$154.15	125
EQ/MODERATE GROWTH STRATEGY	1.45%	IB	$152.84	—

EQ/MODERATE-PLUS ALLOCATION	0.50%	B	$241.02	32
EQ/MODERATE-PLUS ALLOCATION	0.70%	B	$233.25	24
EQ/MODERATE-PLUS ALLOCATION	0.80%	B	$254.98	11
EQ/MODERATE-PLUS ALLOCATION	0.90%	B	$225.74	427
EQ/MODERATE-PLUS ALLOCATION	0.95%	B	$223.90	148
EQ/MODERATE-PLUS ALLOCATION	1.00%	B	$222.08	4
EQ/MODERATE-PLUS ALLOCATION	1.10%	B	$218.46	162
EQ/MODERATE-PLUS ALLOCATION	1.20%	B	$214.89	1,884
EQ/MODERATE-PLUS ALLOCATION	1.25%	B	$141.40	138
EQ/MODERATE-PLUS ALLOCATION	1.30%	B	$155.01	63
EQ/MODERATE-PLUS ALLOCATION	1.34%	B	$210.00	3,044
EQ/MODERATE-PLUS ALLOCATION	1.35%	B	$209.65	4
EQ/MODERATE-PLUS ALLOCATION	1.45%	B	$206.22	1

EQ/MONEY MARKET++	0.00%	IA	$1.03	488
EQ/MONEY MARKET++	0.70%	IA	$1.03	3
EQ/MONEY MARKET	0.70%	IA	$130.65	3
EQ/MONEY MARKET+	0.74%	IA	$46.28	15
EQ/MONEY MARKET++	0.90%	IA	$1.03	387
EQ/MONEY MARKET	0.90%	IA	$134.06	27
EQ/MONEY MARKET++	1.20%	IA	$1.03	3
EQ/MONEY MARKET	1.20%	IA	$121.30	1
EQ/MONEY MARKET++	1.34%	IA	$1.03	51
EQ/MONEY MARKET	1.35%	IA	$129.80	63
EQ/MONEY MARKET	1.35%	IA	$130.42	11
EQ/MONEY MARKET+	1.40%	IA	$32.99	691
EQ/MONEY MARKET	1.45%	IA	$107.51	—
EQ/MONEY MARKET++	0.00%	IB	$1.03	746
EQ/MONEY MARKET++	0.40%	IB	$1.03	22
EQ/MONEY MARKET	0.40%	IB	$100.22	6
EQ/MONEY MARKET++	0.50%	IB	$1.03	32
EQ/MONEY MARKET	0.50%	IB	$115.90	3
EQ/MONEY MARKET++	0.70%	IB	$1.03	1
EQ/MONEY MARKET++	0.80%	IB	$1.03	64
EQ/MONEY MARKET	0.80%	IB	$94.67	—

The accompanying notes are an integral part of these financial statements.

FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MONEY MARKET++	0.90%	IB	$1.03	143
EQ/MONEY MARKET	0.90%	IB	$106.47	—
EQ/MONEY MARKET	0.90%	IB	$117.69	2
EQ/MONEY MARKET	0.95%	IB	$111.77	62
EQ/MONEY MARKET++	1.00%	IB	$1.03	3
EQ/MONEY MARKET	1.00%	IB	$101.10	1
EQ/MONEY MARKET++	1.10%	IB	$1.03	132
EQ/MONEY MARKET	1.10%	IB	$108.38	24
EQ/MONEY MARKET++	1.20%	IB	$1.03	5,727
EQ/MONEY MARKET	1.20%	IB	$110.16	61
EQ/MONEY MARKET	1.25%	IB	$92.04	63
EQ/MONEY MARKET	1.30%	IB	$93.82	3

EQ/OPPENHEIMER GLOBAL	0.50%	IB	$234.11	18
EQ/OPPENHEIMER GLOBAL	0.70%	IB	$227.91	4
EQ/OPPENHEIMER GLOBAL	0.80%	IB	$381.28	4
EQ/OPPENHEIMER GLOBAL	0.90%	IB	$221.88	25
EQ/OPPENHEIMER GLOBAL	0.95%	IB	$220.39	9
EQ/OPPENHEIMER GLOBAL	1.00%	IB	$218.92	1
EQ/OPPENHEIMER GLOBAL	1.10%	IB	$215.99	16
EQ/OPPENHEIMER GLOBAL	1.20%	IB	$213.09	519
EQ/OPPENHEIMER GLOBAL	1.25%	IB	$174.46	72
EQ/OPPENHEIMER GLOBAL	1.30%	IB	$199.53	1
EQ/OPPENHEIMER GLOBAL	1.34%	IB	$209.11	447
EQ/OPPENHEIMER GLOBAL	1.45%	IB	$206.03	—

EQ/PIMCO GLOBAL REAL RETURN	0.50%	IB	$112.93	26
EQ/PIMCO GLOBAL REAL RETURN	0.70%	IB	$111.43	14
EQ/PIMCO GLOBAL REAL RETURN	0.80%	IB	$110.68	8
EQ/PIMCO GLOBAL REAL RETURN	0.90%	IB	$109.94	25
EQ/PIMCO GLOBAL REAL RETURN	0.95%	IB	$109.58	10
EQ/PIMCO GLOBAL REAL RETURN	1.00%	IB	$109.21	1
EQ/PIMCO GLOBAL REAL RETURN	1.10%	IB	$108.48	11
EQ/PIMCO GLOBAL REAL RETURN	1.20%	IB	$107.75	182
EQ/PIMCO GLOBAL REAL RETURN	1.25%	IB	$107.39	53
EQ/PIMCO GLOBAL REAL RETURN	1.34%	IB	$106.74	100
EQ/PIMCO GLOBAL REAL RETURN	1.45%	IB	$105.95	—

EQ/PIMCO ULTRA SHORT BOND	1.10%	IA	$98.85	1
EQ/PIMCO ULTRA SHORT BOND	0.50%	IB	$118.39	5
EQ/PIMCO ULTRA SHORT BOND	0.70%	IB	$114.94	4
EQ/PIMCO ULTRA SHORT BOND	0.80%	IB	$107.83	1
EQ/PIMCO ULTRA SHORT BOND	0.90%	IB	$111.59	31
EQ/PIMCO ULTRA SHORT BOND	0.95%	IB	$110.77	46
EQ/PIMCO ULTRA SHORT BOND	1.00%	IB	$109.96	—
EQ/PIMCO ULTRA SHORT BOND	1.10%	IB	$108.34	29
EQ/PIMCO ULTRA SHORT BOND	1.20%	IB	$106.74	177
EQ/PIMCO ULTRA SHORT BOND	1.25%	IB	$107.32	52
EQ/PIMCO ULTRA SHORT BOND	1.30%	IB	$106.38	1
EQ/PIMCO ULTRA SHORT BOND	1.34%	IB	$104.54	364
EQ/PIMCO ULTRA SHORT BOND	1.35%	IB	$104.39	—
EQ/PIMCO ULTRA SHORT BOND	1.45%	IB	$102.85	—

The accompanying notes are an integral part of these financial statements.

FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/QUALITY BOND PLUS	0.70%	IA	$176.00	1
EQ/QUALITY BOND PLUS	0.90%	IA	$191.11	9
EQ/QUALITY BOND PLUS	1.20%	IA	$165.72	1
EQ/QUALITY BOND PLUS	1.34%	IA	$181.92	285
EQ/QUALITY BOND PLUS	1.35%	IA	$191.52	1
EQ/QUALITY BOND PLUS	1.45%	IA	$141.57	—
EQ/QUALITY BOND PLUS	0.50%	IB	$157.31	3
EQ/QUALITY BOND PLUS	0.80%	IB	$118.68	—
EQ/QUALITY BOND PLUS	0.90%	IB	$154.19	2
EQ/QUALITY BOND PLUS	0.95%	IB	$151.03	30
EQ/QUALITY BOND PLUS	1.00%	IB	$121.58	—
EQ/QUALITY BOND PLUS	1.10%	IB	$146.44	8
EQ/QUALITY BOND PLUS	1.20%	IB	$144.73	72
EQ/QUALITY BOND PLUS	1.25%	IB	$106.52	18
EQ/QUALITY BOND PLUS	1.30%	IB	$106.34	1

EQ/SMALL COMPANY INDEX	0.40%	IB	$213.87	44
EQ/SMALL COMPANY INDEX	0.50%	IB	$380.22	2
EQ/SMALL COMPANY INDEX	0.70%	IB	$366.62	3
EQ/SMALL COMPANY INDEX	0.80%	IB	$435.61	1
EQ/SMALL COMPANY INDEX	0.90%	IB	$353.51	47
EQ/SMALL COMPANY INDEX	0.95%	IB	$350.30	13
EQ/SMALL COMPANY INDEX	1.00%	IB	$347.13	1
EQ/SMALL COMPANY INDEX	1.10%	IB	$340.84	13
EQ/SMALL COMPANY INDEX	1.20%	IB	$334.65	262
EQ/SMALL COMPANY INDEX	1.25%	IB	$189.16	96
EQ/SMALL COMPANY INDEX	1.30%	IB	$207.73	2
EQ/SMALL COMPANY INDEX	1.34%	IB	$326.19	628
EQ/SMALL COMPANY INDEX	1.35%	IB	$325.59	—
EQ/SMALL COMPANY INDEX	1.45%	IB	$319.67	—

EQ/T. ROWE PRICE GROWTH STOCK	0.40%	IB	$284.01	27
EQ/T. ROWE PRICE GROWTH STOCK	0.50%	IB	$356.40	14
EQ/T. ROWE PRICE GROWTH STOCK	0.70%	IB	$345.63	15
EQ/T. ROWE PRICE GROWTH STOCK	0.80%	IB	$535.26	10
EQ/T. ROWE PRICE GROWTH STOCK	0.90%	IB	$335.19	102
EQ/T. ROWE PRICE GROWTH STOCK	0.95%	IB	$332.63	23
EQ/T. ROWE PRICE GROWTH STOCK	1.00%	IB	$330.09	6
EQ/T. ROWE PRICE GROWTH STOCK	1.10%	IB	$325.05	31
EQ/T. ROWE PRICE GROWTH STOCK	1.20%	IB	$320.07	1,200
EQ/T. ROWE PRICE GROWTH STOCK	1.25%	IB	$270.55	263
EQ/T. ROWE PRICE GROWTH STOCK	1.30%	IB	$291.98	2
EQ/T. ROWE PRICE GROWTH STOCK	1.34%	IB	$313.24	1,093
EQ/T. ROWE PRICE GROWTH STOCK	1.35%	IB	$312.76	1
EQ/T. ROWE PRICE GROWTH STOCK	1.45%	IB	$307.96	—

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.50%	IB	$158.93	2
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.70%	IB	$154.72	1
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$283.15	1
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$150.63	12
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$149.62	5
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.00%	IB	$148.62	—
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.10%	IB	$146.63	5

The accompanying notes are an integral part of these financial statements.

FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$144.66	128
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$123.99	11
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$138.47	7
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$141.96	175
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.45%	IB	$139.87	—

EQ/UBS GROWTH & INCOME	0.50%	IB	$304.53	—
EQ/UBS GROWTH & INCOME	0.70%	IB	$295.33	—
EQ/UBS GROWTH & INCOME	0.90%	IB	$286.41	10
EQ/UBS GROWTH & INCOME	0.95%	IB	$284.22	4
EQ/UBS GROWTH & INCOME	1.10%	IB	$277.74	2
EQ/UBS GROWTH & INCOME	1.20%	IB	$273.49	17
EQ/UBS GROWTH & INCOME	1.25%	IB	$189.83	63
EQ/UBS GROWTH & INCOME	1.30%	IB	$209.60	1
EQ/UBS GROWTH & INCOME	1.34%	IB	$267.65	83
EQ/UBS GROWTH & INCOME	1.35%	IB	$267.24	—
EQ/UBS GROWTH & INCOME	1.45%	IB	$263.14	—

EQ/WELLINGTON ENERGY	0.40%	IB	$67.81	9
EQ/WELLINGTON ENERGY	0.50%	IB	$69.87	9
EQ/WELLINGTON ENERGY	0.70%	IB	$68.52	—
EQ/WELLINGTON ENERGY	0.70%	IB	$77.47	2
EQ/WELLINGTON ENERGY	0.80%	IB	$67.85	2
EQ/WELLINGTON ENERGY	0.90%	IB	$67.19	6
EQ/WELLINGTON ENERGY	0.90%	IB	$76.03	18
EQ/WELLINGTON ENERGY	0.95%	IB	$75.67	6
EQ/WELLINGTON ENERGY	1.00%	IB	$66.54	1
EQ/WELLINGTON ENERGY	1.10%	IB	$65.89	15
EQ/WELLINGTON ENERGY	1.20%	IB	$65.24	272
EQ/WELLINGTON ENERGY	1.20%	IB	$73.91	13
EQ/WELLINGTON ENERGY	1.25%	IB	$73.56	29
EQ/WELLINGTON ENERGY	1.34%	IB	$72.94	217
EQ/WELLINGTON ENERGY	1.45%	IB	$54.45	—

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.50%	SERVICE CLASS 2	$237.87	6
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.80%	SERVICE CLASS 2	$231.00	—
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.90%	SERVICE CLASS 2	$228.75	1
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.00%	SERVICE CLASS 2	$226.53	—
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.10%	SERVICE CLASS 2	$224.32	1
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.20%	SERVICE CLASS 2	$222.13	70

FIDELITY® VIP MID CAP PORTFOLIO	0.50%	SERVICE CLASS 2	$221.31	5
FIDELITY® VIP MID CAP PORTFOLIO	0.70%	SERVICE CLASS 2	$217.03	—
FIDELITY® VIP MID CAP PORTFOLIO	0.80%	SERVICE CLASS 2	$214.92	3
FIDELITY® VIP MID CAP PORTFOLIO	0.90%	SERVICE CLASS 2	$212.83	4
FIDELITY® VIP MID CAP PORTFOLIO	1.00%	SERVICE CLASS 2	$210.76	1
FIDELITY® VIP MID CAP PORTFOLIO	1.10%	SERVICE CLASS 2	$208.70	3
FIDELITY® VIP MID CAP PORTFOLIO	1.20%	SERVICE CLASS 2	$206.66	318

INVESCO OPPENHEIMER V.I. MAIN STREET FUND	0.50%	SERIES II	$279.40	4
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	0.80%	SERIES II	$271.33	1
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	0.90%	SERIES II	$268.70	—
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	1.00%	SERIES II	$266.09	—
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	1.10%	SERIES II	$263.49	1
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	1.20%	SERIES II	$260.92	30

The accompanying notes are an integral part of these financial statements.

FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$141.34	17
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.50%	SERIES II	$222.56	29
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.70%	SERIES II	$218.26	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.80%	SERIES II	$216.14	5
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.90%	SERIES II	$214.04	9
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.00%	SERIES II	$211.96	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.10%	SERIES II	$209.89	3
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.20%	SERIES II	$207.84	252

INVESCO V.I. HIGH YIELD FUND	0.50%	SERIES II	$144.29	7
INVESCO V.I. HIGH YIELD FUND	0.70%	SERIES II	$141.80	3
INVESCO V.I. HIGH YIELD FUND	0.80%	SERIES II	$140.57	2
INVESCO V.I. HIGH YIELD FUND	0.90%	SERIES II	$139.35	13
INVESCO V.I. HIGH YIELD FUND	0.95%	SERIES II	$138.75	8
INVESCO V.I. HIGH YIELD FUND	1.00%	SERIES II	$138.14	1
INVESCO V.I. HIGH YIELD FUND	1.10%	SERIES II	$136.94	6
INVESCO V.I. HIGH YIELD FUND	1.20%	SERIES II	$135.75	193
INVESCO V.I. HIGH YIELD FUND	1.25%	SERIES II	$135.16	51
INVESCO V.I. HIGH YIELD FUND	1.34%	SERIES II	$134.10	85
INVESCO V.I. HIGH YIELD FUND	1.45%	SERIES II	$132.81	—

INVESCO V.I. MID CAP CORE EQUITY FUND	0.50%	SERIES II	$190.28	1
INVESCO V.I. MID CAP CORE EQUITY FUND	0.70%	SERIES II	$204.91	—
INVESCO V.I. MID CAP CORE EQUITY FUND	0.80%	SERIES II	$184.79	4
INVESCO V.I. MID CAP CORE EQUITY FUND	0.90%	SERIES II	$182.99	2
INVESCO V.I. MID CAP CORE EQUITY FUND	0.90%	SERIES II	$201.10	5
INVESCO V.I. MID CAP CORE EQUITY FUND	0.95%	SERIES II	$200.15	1
INVESCO V.I. MID CAP CORE EQUITY FUND	1.00%	SERIES II	$181.21	—
INVESCO V.I. MID CAP CORE EQUITY FUND	1.10%	SERIES II	$179.44	3
INVESCO V.I. MID CAP CORE EQUITY FUND	1.20%	SERIES II	$177.69	56
INVESCO V.I. MID CAP CORE EQUITY FUND	1.20%	SERIES II	$195.48	4
INVESCO V.I. MID CAP CORE EQUITY FUND	1.25%	SERIES II	$194.57	7
INVESCO V.I. MID CAP CORE EQUITY FUND	1.34%	SERIES II	$192.92	50
INVESCO V.I. MID CAP CORE EQUITY FUND	1.45%	SERIES II	$153.93	—

INVESCO V.I. SMALL CAP EQUITY FUND	0.50%	SERIES II	$210.76	1
INVESCO V.I. SMALL CAP EQUITY FUND	0.70%	SERIES II	$236.32	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.80%	SERIES II	$204.68	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$202.69	1
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$231.92	1
INVESCO V.I. SMALL CAP EQUITY FUND	0.95%	SERIES II	$230.83	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.00%	SERIES II	$200.72	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.10%	SERIES II	$198.76	1
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$196.82	27
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$225.45	1
INVESCO V.I. SMALL CAP EQUITY FUND	1.25%	SERIES II	$224.39	3
INVESCO V.I. SMALL CAP EQUITY FUND	1.34%	SERIES II	$222.49	17

IVY VIP HIGH INCOME	0.50%	CLASS II	$180.59	30
IVY VIP HIGH INCOME	0.70%	CLASS II	$177.23	14
IVY VIP HIGH INCOME	0.80%	CLASS II	$175.57	18
IVY VIP HIGH INCOME	0.90%	CLASS II	$173.93	107
IVY VIP HIGH INCOME	0.95%	CLASS II	$173.11	24
IVY VIP HIGH INCOME	1.00%	CLASS II	$172.30	3

The accompanying notes are an integral part of these financial statements.

FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
IVY VIP HIGH INCOME	1.10%	CLASS II	$170.69	25
IVY VIP HIGH INCOME	1.20%	CLASS II	$169.08	768
IVY VIP HIGH INCOME	1.25%	CLASS II	$168.29	232
IVY VIP HIGH INCOME	1.34%	CLASS II	$166.86	399
IVY VIP HIGH INCOME	1.45%	CLASS II	$147.28	—

IVY VIP SMALL CAP GROWTH	0.50%	CLASS II	$226.13	5
IVY VIP SMALL CAP GROWTH	0.70%	CLASS II	$175.62	1
IVY VIP SMALL CAP GROWTH	0.80%	CLASS II	$219.60	2
IVY VIP SMALL CAP GROWTH	0.90%	CLASS II	$172.59	3
IVY VIP SMALL CAP GROWTH	0.90%	CLASS II	$217.46	3
IVY VIP SMALL CAP GROWTH	0.95%	CLASS II	$171.84	2
IVY VIP SMALL CAP GROWTH	1.00%	CLASS II	$215.35	—
IVY VIP SMALL CAP GROWTH	1.10%	CLASS II	$213.25	3
IVY VIP SMALL CAP GROWTH	1.20%	CLASS II	$168.13	2
IVY VIP SMALL CAP GROWTH	1.20%	CLASS II	$211.16	102
IVY VIP SMALL CAP GROWTH	1.25%	CLASS II	$167.40	15
IVY VIP SMALL CAP GROWTH	1.34%	CLASS II	$166.08	84

MFS® INVESTORS TRUST SERIES	0.50%	SERVICE CLASS	$272.81	1
MFS® INVESTORS TRUST SERIES	0.70%	SERVICE CLASS	$301.26	—
MFS® INVESTORS TRUST SERIES	0.80%	SERVICE CLASS	$264.93	1
MFS® INVESTORS TRUST SERIES	0.90%	SERVICE CLASS	$262.36	1
MFS® INVESTORS TRUST SERIES	0.90%	SERVICE CLASS	$295.65	4
MFS® INVESTORS TRUST SERIES	0.95%	SERVICE CLASS	$294.27	1
MFS® INVESTORS TRUST SERIES	1.00%	SERVICE CLASS	$259.81	—
MFS® INVESTORS TRUST SERIES	1.10%	SERVICE CLASS	$257.28	1
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$254.76	38
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$287.41	1
MFS® INVESTORS TRUST SERIES	1.25%	SERVICE CLASS	$286.06	10
MFS® INVESTORS TRUST SERIES	1.34%	SERVICE CLASS	$283.63	28
MFS® INVESTORS TRUST SERIES	1.45%	SERVICE CLASS	$229.51	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.50%	SERVICE CLASS	$365.68	3
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.70%	SERVICE CLASS	$358.88	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.80%	SERVICE CLASS	$355.52	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.90%	SERVICE CLASS	$352.20	7
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.95%	SERVICE CLASS	$350.55	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.00%	SERVICE CLASS	$348.90	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.10%	SERVICE CLASS	$345.63	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.20%	SERVICE CLASS	$342.37	44
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.25%	SERVICE CLASS	$340.77	5
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.34%	SERVICE CLASS	$337.88	38

The accompanying notes are an integral part of these financial statements.

FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.45%	SERVICE CLASS	$262.58	—

MULTIMANAGER AGGRESSIVE EQUITY	0.70%	IA	$233.70	7
MULTIMANAGER AGGRESSIVE EQUITY+	0.90%	IA	$175.59	7
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$282.57	17
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$282.61	1
MULTIMANAGER AGGRESSIVE EQUITY+	0.90%	IA	$285.29	11
MULTIMANAGER AGGRESSIVE EQUITY	1.20%	IA	$240.56	9
MULTIMANAGER AGGRESSIVE EQUITY+	1.34%	IA	$212.82	2,555
MULTIMANAGER AGGRESSIVE EQUITY	1.35%	IA	$349.71	336
MULTIMANAGER AGGRESSIVE EQUITY	1.35%	IA	$368.19	9
MULTIMANAGER AGGRESSIVE EQUITY	1.45%	IA	$191.20	3
MULTIMANAGER AGGRESSIVE EQUITY	0.50%	IB	$217.50	2
MULTIMANAGER AGGRESSIVE EQUITY	0.80%	IB	$504.27	—
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IB	$208.89	12
MULTIMANAGER AGGRESSIVE EQUITY	0.95%	IB	$218.11	28
MULTIMANAGER AGGRESSIVE EQUITY	1.00%	IB	$408.97	—
MULTIMANAGER AGGRESSIVE EQUITY	1.10%	IB	$211.48	5
MULTIMANAGER AGGRESSIVE EQUITY	1.20%	IB	$195.11	97
MULTIMANAGER AGGRESSIVE EQUITY	1.25%	IB	$223.45	10
MULTIMANAGER AGGRESSIVE EQUITY	1.30%	IB	$257.99	1

MULTIMANAGER CORE BOND	0.40%	IB	$113.30	4
MULTIMANAGER CORE BOND	0.50%	IB	$180.34	8
MULTIMANAGER CORE BOND	0.70%	IB	$173.92	2
MULTIMANAGER CORE BOND	0.80%	IB	$135.98	4
MULTIMANAGER CORE BOND	0.90%	IB	$167.72	21
MULTIMANAGER CORE BOND	0.95%	IB	$166.21	50
MULTIMANAGER CORE BOND	1.00%	IB	$164.71	1
MULTIMANAGER CORE BOND	1.10%	IB	$161.74	25
MULTIMANAGER CORE BOND	1.20%	IB	$158.81	260
MULTIMANAGER CORE BOND	1.25%	IB	$137.92	53
MULTIMANAGER CORE BOND	1.30%	IB	$136.15	2
MULTIMANAGER CORE BOND	1.34%	IB	$154.81	286
MULTIMANAGER CORE BOND	1.35%	IB	$154.53	—
MULTIMANAGER CORE BOND	1.45%	IB	$151.73	—

MULTIMANAGER MID CAP GROWTH	0.50%	IB	$316.65	—
MULTIMANAGER MID CAP GROWTH	0.70%	IB	$305.37	1
MULTIMANAGER MID CAP GROWTH	0.70%	IB	$330.71	—
MULTIMANAGER MID CAP GROWTH	0.80%	IB	$486.17	—
MULTIMANAGER MID CAP GROWTH	0.90%	IB	$294.49	11
MULTIMANAGER MID CAP GROWTH	0.95%	IB	$291.83	14
MULTIMANAGER MID CAP GROWTH	1.00%	IB	$289.20	—
MULTIMANAGER MID CAP GROWTH	1.10%	IB	$283.98	3
MULTIMANAGER MID CAP GROWTH	1.20%	IB	$278.84	22
MULTIMANAGER MID CAP GROWTH	1.25%	IB	$223.41	13
MULTIMANAGER MID CAP GROWTH	1.30%	IB	$258.50	1
MULTIMANAGER MID CAP GROWTH	1.34%	IB	$271.82	250
MULTIMANAGER MID CAP GROWTH	1.34%	IB	$406.53	5
MULTIMANAGER MID CAP GROWTH	1.35%	IB	$271.32	—
MULTIMANAGER MID CAP GROWTH	1.45%	IB	$266.41	—

The accompanying notes are an integral part of these financial statements.

FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

MULTIMANAGER MID CAP VALUE	0.40%	IB	$197.71	1
MULTIMANAGER MID CAP VALUE	0.50%	IB	$299.70	—
MULTIMANAGER MID CAP VALUE	0.70%	IB	$289.03	—
MULTIMANAGER MID CAP VALUE	0.80%	IB	$373.41	—
MULTIMANAGER MID CAP VALUE	0.90%	IB	$278.73	11
MULTIMANAGER MID CAP VALUE	0.95%	IB	$276.22	11
MULTIMANAGER MID CAP VALUE	1.00%	IB	$273.72	—
MULTIMANAGER MID CAP VALUE	1.10%	IB	$268.78	3
MULTIMANAGER MID CAP VALUE	1.20%	IB	$263.92	17
MULTIMANAGER MID CAP VALUE	1.25%	IB	$167.10	7
MULTIMANAGER MID CAP VALUE	1.30%	IB	$191.46	1
MULTIMANAGER MID CAP VALUE	1.34%	IB	$257.28	143
MULTIMANAGER MID CAP VALUE	1.34%	IB	$327.62	3
MULTIMANAGER MID CAP VALUE	1.45%	IB	$252.16	—

MULTIMANAGER TECHNOLOGY	0.50%	IB	$456.71	2
MULTIMANAGER TECHNOLOGY	0.70%	IB	$440.44	1
MULTIMANAGER TECHNOLOGY	0.70%	IB	$499.74	—
MULTIMANAGER TECHNOLOGY	0.80%	IB	$670.89	—
MULTIMANAGER TECHNOLOGY	0.90%	IB	$424.76	17
MULTIMANAGER TECHNOLOGY	0.95%	IB	$420.92	18
MULTIMANAGER TECHNOLOGY	1.00%	IB	$417.13	1
MULTIMANAGER TECHNOLOGY	1.10%	IB	$409.60	10
MULTIMANAGER TECHNOLOGY	1.20%	IB	$402.19	126
MULTIMANAGER TECHNOLOGY	1.25%	IB	$332.72	23
MULTIMANAGER TECHNOLOGY	1.30%	IB	$389.79	2
MULTIMANAGER TECHNOLOGY	1.34%	IB	$392.07	422
MULTIMANAGER TECHNOLOGY	1.34%	IB	$608.71	5
MULTIMANAGER TECHNOLOGY	1.35%	IB	$391.34	1
MULTIMANAGER TECHNOLOGY	1.45%	IB	$384.26	—

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$96.41	1
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.50%	ADVISOR CLASS	$66.35	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.80%	ADVISOR CLASS	$64.43	3
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.90%	ADVISOR CLASS	$63.81	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.00%	ADVISOR CLASS	$63.19	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.10%	ADVISOR CLASS	$62.57	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.20%	ADVISOR CLASS	$61.96	134

TARGET 2015 ALLOCATION	0.40%	B	$149.46	—
TARGET 2015 ALLOCATION	0.50%	B	$162.29	14
TARGET 2015 ALLOCATION	0.70%	B	$157.99	—
TARGET 2015 ALLOCATION	0.80%	B	$223.47	—
TARGET 2015 ALLOCATION	0.90%	B	$153.81	7
TARGET 2015 ALLOCATION	0.95%	B	$152.78	5
TARGET 2015 ALLOCATION	1.10%	B	$149.73	2
TARGET 2015 ALLOCATION	1.20%	B	$147.72	27
TARGET 2015 ALLOCATION	1.25%	B	$127.15	16
TARGET 2015 ALLOCATION	1.34%	B	$144.96	58
TARGET 2025 ALLOCATION	0.40%	B	$169.67	—
TARGET 2025 ALLOCATION	0.50%	B	$180.58	53
TARGET 2025 ALLOCATION	0.70%	B	$175.80	4
TARGET 2025 ALLOCATION	0.80%	B	$270.36	—

The accompanying notes are an integral part of these financial statements.

FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TARGET 2025 ALLOCATION	0.90%	B	$171.15	35
TARGET 2025 ALLOCATION	0.95%	B	$170.00	8
TARGET 2025 ALLOCATION	1.00%	B	$168.87	—
TARGET 2025 ALLOCATION	1.10%	B	$166.61	16
TARGET 2025 ALLOCATION	1.20%	B	$164.37	155
TARGET 2025 ALLOCATION	1.25%	B	$139.17	29
TARGET 2025 ALLOCATION	1.34%	B	$161.30	256
TARGET 2025 ALLOCATION	1.35%	B	$161.08	—

TARGET 2035 ALLOCATION	0.40%	B	$182.42	2
TARGET 2035 ALLOCATION	0.50%	B	$191.72	45
TARGET 2035 ALLOCATION	0.70%	B	$186.64	2
TARGET 2035 ALLOCATION	0.80%	B	$304.29	2
TARGET 2035 ALLOCATION	0.90%	B	$181.70	36
TARGET 2035 ALLOCATION	0.95%	B	$180.49	5
TARGET 2035 ALLOCATION	1.00%	B	$179.28	—
TARGET 2035 ALLOCATION	1.10%	B	$176.88	14
TARGET 2035 ALLOCATION	1.20%	B	$174.51	232
TARGET 2035 ALLOCATION	1.25%	B	$145.45	14
TARGET 2035 ALLOCATION	1.34%	B	$171.25	301
TARGET 2035 ALLOCATION	1.35%	B	$171.02	—
TARGET 2035 ALLOCATION	1.45%	B	$168.72	—

TARGET 2045 ALLOCATION	0.40%	B	$193.30	1
TARGET 2045 ALLOCATION	0.50%	B	$198.65	39
TARGET 2045 ALLOCATION	0.70%	B	$193.39	1
TARGET 2045 ALLOCATION	0.80%	B	$335.78	2
TARGET 2045 ALLOCATION	0.90%	B	$188.27	31
TARGET 2045 ALLOCATION	0.95%	B	$187.01	5
TARGET 2045 ALLOCATION	1.00%	B	$185.76	—
TARGET 2045 ALLOCATION	1.10%	B	$183.28	15
TARGET 2045 ALLOCATION	1.20%	B	$180.82	225
TARGET 2045 ALLOCATION	1.25%	B	$148.29	6
TARGET 2045 ALLOCATION	1.34%	B	$177.44	208
TARGET 2045 ALLOCATION	1.35%	B	$177.20	—
TARGET 2045 ALLOCATION	1.45%	B	$174.82	—

TARGET 2055 ALLOCATION	0.50%	B	$139.02	29
TARGET 2055 ALLOCATION	0.70%	B	$137.73	—
TARGET 2055 ALLOCATION	0.80%	B	$137.09	2
TARGET 2055 ALLOCATION	0.90%	B	$136.45	12
TARGET 2055 ALLOCATION	0.95%	B	$136.13	—
TARGET 2055 ALLOCATION	1.00%	B	$135.81	—
TARGET 2055 ALLOCATION	1.10%	B	$135.18	4
TARGET 2055 ALLOCATION	1.20%	B	$134.54	113
TARGET 2055 ALLOCATION	1.25%	B	$134.23	1
TARGET 2055 ALLOCATION	1.34%	B	$133.66	36

TEMPLETON GLOBAL BOND VIP FUND	0.50%	CLASS 2	$123.47	20
TEMPLETON GLOBAL BOND VIP FUND	0.70%	CLASS 2	$121.08	—
TEMPLETON GLOBAL BOND VIP FUND	0.80%	CLASS 2	$119.91	12
TEMPLETON GLOBAL BOND VIP FUND	0.90%	CLASS 2	$118.74	8
TEMPLETON GLOBAL BOND VIP FUND	1.00%	CLASS 2	$117.59	1

The accompanying notes are an integral part of these financial statements.

FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TEMPLETON GLOBAL BOND VIP FUND	1.10%	CLASS 2	$116.44	3
TEMPLETON GLOBAL BOND VIP FUND	1.20%	CLASS 2	$115.30	597

VANECK VIP GLOBAL HARD ASSETS FUND	0.50%	CLASS S	$54.75	4
VANECK VIP GLOBAL HARD ASSETS FUND	0.70%	CLASS S	$53.80	1
VANECK VIP GLOBAL HARD ASSETS FUND	0.80%	CLASS S	$53.33	1
VANECK VIP GLOBAL HARD ASSETS FUND	0.90%	CLASS S	$52.87	28
VANECK VIP GLOBAL HARD ASSETS FUND	0.95%	CLASS S	$52.64	7
VANECK VIP GLOBAL HARD ASSETS FUND	1.00%	CLASS S	$52.41	—
VANECK VIP GLOBAL HARD ASSETS FUND	1.10%	CLASS S	$51.96	8
VANECK VIP GLOBAL HARD ASSETS FUND	1.20%	CLASS S	$51.50	134
VANECK VIP GLOBAL HARD ASSETS FUND	1.25%	CLASS S	$51.28	23
VANECK VIP GLOBAL HARD ASSETS FUND	1.34%	CLASS S	$50.88	195
VANECK VIP GLOBAL HARD ASSETS FUND	1.45%	CLASS S	$50.39	—

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a — .
+	In 2019, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2019, the contract charges were 0.00%.

FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$8,107	$263,075	$377,977	$2,428,530	$658,179	$6,411,254
Expenses:
Asset-based charges	1,322	152,924	125,671	1,298,687	202,294	13,115,779

Net Investment Income (Loss)	6,785	110,151	252,306	1,129,843	455,885	(6,704,525)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain distribution from the Portfolios	207	126,553	23,494	(10,061,458)	(201,275)	12,059,215
Net realized gain (loss)	3,191	425,075	—	1,416,212	254,343	28,365,807

	3,398	551,628	23,494	(8,645,246)	53,068	40,425,022

Net change in unrealized appreciation (depreciation) of investments	8,887	1,195,346	413,550	28,995,146	607,347	165,972,177

Net Realized and Unrealized Gain (Loss) on Investments .	12,285	1,746,974	437,044	20,349,900	660,415	206,397,199

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,070	$1,857,125	$689,350	$21,479,743	$1,116,300	$199,692,674

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT HIGH YIELD BOND*	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MICRO CAP*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,035,346	$1,498	$452	$50,895	$56,426	$562,292
Expenses:
Asset-based charges	222,527	467	3,606	46,926	44,466	741,114

Net Investment Income (Loss)	812,819	1,031	(3,154)	3,969	11,960	(178,822)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	32,911	2,294	(6,648)	(26,057)	56,824	1,734,084
Net realized gain distribution from the Portfolios	—	179	33,820	229,621	70,890	1,017,371

Net realized gain (loss)	32,911	2,473	27,172	203,564	127,714	2,751,455

Net change in unrealized appreciation (depreciation) of investments	1,008,918	1,566	28,067	644,902	663,696	12,191,139

Net Realized and Unrealized Gain (Loss) on Investments	1,041,829	4,039	55,239	848,466	791,410	14,942,594

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,854,648	$5,070	$52,085	$852,435	$803,370	$14,763,772

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	ALL ASSET GROWTH-ALT 20*	AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CHARTERSM MODERATE*	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,444,746	$1,377,547	$9,706	$1,617,128	$995,530	$493,128
Expenses:
Asset-based charges	1,032,056	622,724	4,667	982,566	682,908	1,403,652
Less: Reduction for expense limitation	—	—	—	—	(709)	(3,135)

Net Expenses	1,032,056	622,724	4,667	982,566	682,199	1,400,517

Net Investment Income (Loss)	412,690	754,823	5,039	634,562	313,331	(907,389)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	424,230	(35,460)	1,910	(787,555)	2,021,985	5,793,376
Net realized gain distribution from the Portfolios	3,259,798	—	7,535	—	5,315,292	3,752,587

Net realized gain (loss)	3,684,028	(35,460)	9,445	(787,555)	7,337,277	9,545,963

Net change in unrealized appreciation (depreciation) of investments	9,291,539	3,109,920	31,393	4,402,648	5,632,509	12,967,069

Net Realized and Unrealized Gain (Loss) on Investments	12,975,567	3,074,460	40,838	3,615,093	12,969,786	22,513,032

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,388,257	$3,829,283	$45,877	$4,249,655	$13,283,117	$21,605,643

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SMALL CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$185,878	$505,539	$82,827	$207,347	$637,834
Expenses:
Asset-based charges	220,555	383,733	104,427	220,024	5,143,878

Net Investment Income (Loss)	(34,677)	121,806	(21,600)	(12,677)	(4,506,044)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(40,674)	1,242,540	(58,831)	287,023	780,147
Net realized gain distribution from the Portfolios	507,838	610,068	375,922	506,540	37,502,419

Net realized gain (loss)	467,164	1,852,608	317,091	793,563	38,282,566

Net change in unrealized appreciation (depreciation) of investments	3,275,467	5,629,144	1,452,749	1,644,700	55,713,955

Net Realized and Unrealized Gain (Loss) on Investments	3,742,631	7,481,752	1,769,840	2,438,263	93,996,521

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,707,954	$7,603,558	$1,748,240	$2,425,586	$89,490,477

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/AGGRESSIVE ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$11,661,673	$2,017,000	$1,942,209	$15,045,836	$1,302,038	$41,672
Expenses:
Asset-based charges	8,956,331	1,170,858	1,627,558	9,792,844	2,998,236	1,998,015

Net Investment Income (Loss)	2,705,342	846,142	314,651	5,252,992	(1,696,198)	(1,956,343)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,159,201	465,988	2,860,757	29,095,227	15,357,608	1,472,091
Net realized gain distribution from the Portfolios	57,500,186	—	2,343,697	37,289,481	26,895,004	9,926,813

Net realized gain (loss)	60,659,387	465,988	5,204,454	66,384,708	42,252,612	11,398,904

Net change in unrealized appreciation (depreciation) of investments	84,882,878	22,429,314	11,451,213	79,536,403	20,326,864	30,964,310

Net Realized and Unrealized Gain (Loss) on Investments	145,542,265	22,895,302	16,655,667	145,921,111	62,579,476	42,363,214

Net Increase (Decrease) in Net Assets Resulting from Operations	$148,247,607	$23,741,444	$16,970,318	$151,174,103	$60,883,278	$40,406,871

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$91,634	$33,133,278	$1,685,349	$512,046	$156,419	$3,433,484
Expenses:
Asset-based charges	339,572	31,678,387	1,223,616	407,520	110,255	2,580,895
Less: Reduction for expense limitation	—	(5,727,119)	—	—	—	—

Net Expenses	339,572	25,951,268	1,223,616	407,520	110,255	2,580,895

Net Investment Income (Loss)	(247,938)	7,182,010	461,733	104,526	46,164	852,589

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,906,258)	138,957,077	(628,543)	445,654	44,929	(1,401,254)
Net realized gain distribution from the Portfolios	393,935	105,809,386	2,107,742	463,945	57,458	7,906,825

Net realized gain (loss)	(1,512,323)	244,766,463	1,479,199	909,599	102,387	6,505,571

Net change in unrealized appreciation (depreciation) of investments	8,839,269	329,709,349	5,721,027	2,680,894	554,525	16,930,932

Net Realized and Unrealized Gain (Loss) on Investments	7,326,946	574,475,812	7,200,226	3,590,493	656,912	23,436,503

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,079,008	$581,657,822	$7,661,959	$3,695,019	$703,076	$24,289,092

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*	EQ/FRANKLIN RISING DIVIDENDS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,312,394	$266,684	$30,376,450	$4,427,106	$2,294,519	$108,375
Expenses:
Asset-based charges	1,451,936	196,152	23,646,973	5,602,884	1,099,178	77,782

Net Investment Income (Loss)	860,458	70,532	6,729,477	(1,175,778)	1,195,341	30,593

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(197,193)	(232,274)	75,997,735	2,052,181	1,050,963	36,599
Net realized gain distribution from the Portfolios	—	—	38,180,259	—	1,710,976	31,480

Net realized gain (loss)	(197,193)	(232,274)	114,177,994	2,052,181	2,761,939	68,079

Net change in unrealized appreciation (depreciation) of investments	4,963,222	2,596,859	343,519,815	114,752,425	8,213,074	1,172,563

Net Realized and Unrealized Gain (Loss) on Investments	4,766,029	2,364,585	457,697,809	116,804,606	10,975,013	1,240,642

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,626,487	$2,435,117	$464,427,286	$115,628,828	$12,170,354	$1,271,235

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$173,471	$1,469,453	$395,125	$4,878,482	$514,175	$20,693
Expenses:
Asset-based charges	239,792	893,014	606,713	4,677,010	728,001	15,299

Net Investment Income (Loss)	(66,321)	576,439	(211,588)	201,472	(213,826)	5,394

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	297,087	(907,702)	(332,631)	15,145,856	604,319	43,600
Net realized gain distribution from the Portfolios	1,102,883	3,571,068	310,977	10,399,857	921,217	24,841

Net realized gain (loss)	1,399,970	2,663,366	(21,654)	25,545,713	1,525,536	68,441

Net change in unrealized appreciation (depreciation) of investments	2,720,553	10,031,376	2,590,860	50,897,621	13,384,598	157,700

Net Realized and Unrealized Gain (Loss) on Investments	4,120,523	12,694,742	2,569,206	76,443,334	14,910,134	226,141

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,054,202	$13,271,181	$2,357,618	$76,644,806	$14,696,308	$231,535

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$777,297	$3,176,181	$10,046,013	$317,231	$3,836,097	$2,463,714
Expenses:
Asset-based charges	632,257	2,020,187	4,572,726	159,622	2,116,433	1,497,319
Less: Reduction for expense limitation	(2,772)	—	—	—	—	—

Net Expenses	629,485	2,020,187	4,572,726	159,622	2,116,433	1,497,319

Net Investment Income (Loss)	147,812	1,155,994	5,473,287	157,609	1,719,664	966,395

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	141,360	1,864,748	497,134	104,898	3,601,833	4,933,854
Net realized gain distribution from the Portfolios	—	2,985,771	—	32,466	3,699,860	5,083,692

Net realized gain (loss)	141,360	4,850,519	497,134	137,364	7,301,693	10,017,546

Net change in unrealized appreciation (depreciation) of investments	1,129,981	23,885,874	59,345,106	2,023,373	22,592,724	13,675,847

Net Realized and Unrealized Gain (Loss) on Investments	1,271,341	28,736,393	59,842,240	2,160,737	29,894,417	23,693,393

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,419,153	$29,892,387	$65,315,527	$2,318,346	$31,614,081	$24,659,788

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,432,661	$1,506,104	$65,038	$2,261,043	$429,719	$2,197,117
Expenses:
Asset-based charges	1,154,389	1,056,085	4,549,347	2,175,971	427,248	4,257,938

Net Investment Income (Loss)	3,278,272	450,019	(4,484,309)	85,072	2,471	(2,060,821)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,768,903	1,251,771	1,055,685	1,743,736	2,404,318	8,882,712
Net realized gain distribution from the Portfolios	4,192,366	1,587,728	24,344,799	2,510,970	2,222,903	25,506,029

Net realized gain (loss)	5,961,269	2,839,499	25,400,484	4,254,706	4,627,221	34,388,741

Net change in unrealized appreciation (depreciation) of investments	8,665,551	16,848,357	82,840,856	35,343,320	3,600,438	63,006,937

Net Realized and Unrealized Gain (Loss) on Investments	14,626,820	19,687,856	108,241,340	39,598,026	8,227,659	97,395,678

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,905,092	$20,137,875	$103,757,031	$39,683,098	$8,230,130	$95,334,857

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,281,311	$2,376,300	$15,432,100	$6,360,190	$25,888	$2,345,506
Expenses:
Asset-based charges	10,048,479	1,250,780	10,442,521	2,806,787	1,230,646	2,175,216

Net Investment Income (Loss)	(6,767,168)	1,125,520	4,989,579	3,553,403	(1,204,758)	170,290

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	52,157,172	1,245,496	45,719,514	2,153,239	5,915,581	1,720,661
Net realized gain distribution from the Portfolios	62,967,141	5,848,795	48,506,929	2,438,016	5,562,728	5,627,485

Net realized gain (loss)	115,124,313	7,094,291	94,226,443	4,591,255	11,478,309	7,348,146

Net change in unrealized appreciation (depreciation) of investments	100,084,475	13,063,250	69,578,033	28,899,305	14,430,170	32,345,646

Net Realized and Unrealized Gain (Loss) on Investments	215,208,788	20,157,541	163,804,476	33,490,560	25,908,479	39,693,792

Net Increase (Decrease) in Net Assets Resulting from Operations	$208,441,620	$21,283,061	$168,794,055	$37,043,963	$24,703,721	$39,864,082

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,853,899	$31,037	$—	$3,585,024	$8,076,466	$6,414,207
Expenses:
Asset-based charges	6,582,267	2,389,213	2,421,670	1,521,054	8,797,843	6,096,403

Net Investment Income (Loss)	(2,728,368)	(2,358,176)	(2,421,670)	2,063,970	(721,377)	317,804

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	5,700,939	3,349,227	3,760,827	1,992,570	24,922,591	24,449,415
Net realized gain distribution from the Portfolios	1,380,090	786,394	—	176,698	29,350,496	26,466,660

Net realized gain (loss)	7,081,029	4,135,621	3,760,827	2,169,268	54,273,087	50,916,075

Net change in unrealized appreciation (depreciation) of investments	110,344,639	51,545,773	53,069,839	20,997,294	90,557,964	50,153,955

Net Realized and Unrealized Gain (Loss) on Investments	117,425,668	55,681,394	56,830,666	23,166,562	144,831,051	101,070,030

Net Increase (Decrease) in Net Assets Resulting from Operations	$114,697,300	$53,323,218	$54,408,996	$25,230,532	$144,109,674	$101,387,834

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*	EQ/PIMCO GLOBAL REAL RETURN*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$25,712,543	$1,344,016	$18,865,423	$1,075,404	$749,442	$1,593,826
Expenses:
Asset-based charges	20,112,655	969,033	14,765,717	828,500	2,550,902	496,494
Less: Reduction for expense limitation	(5,265,333)	—	—	(82,539)	—	—

Net Expenses	14,847,322	969,033	14,765,717	745,961	2,550,902	496,494

Net Investment Income (Loss)	10,865,221	374,983	4,099,706	329,443	(1,801,460)	1,097,332

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(6,349,873)	1,293,208	5,178,105	(463)	7,513,292	77,326
Net realized gain distribution from the Portfolios	74,713,795	2,026,884	74,707,983	3,758	—	23,175

Net realized gain (loss)	68,363,922	3,320,092	79,886,088	3,295	7,513,292	100,501

Net change in unrealized appreciation (depreciation) of investments	134,701,412	8,793,005	114,780,996	(2,332)	45,566,835	1,483,616

Net Realized and Unrealized Gain (Loss) on Investments	203,065,334	12,113,097	194,667,084	963	53,080,127	1,584,117

Net Increase (Decrease) in Net Assets Resulting from Operations	$213,930,555	$12,488,080	$198,766,790	$330,406	$51,278,667	$2,681,449

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	EQ/UBS GROWTH & INCOME*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,702,371	$1,148,666	$3,614,357	$—	$865,464	$195,534
Expenses:
Asset-based charges	945,267	942,860	3,993,587	9,644,427	582,984	502,811

Net Investment Income (Loss)	757,104	205,806	(379,230)	(9,644,427)	282,480	(307,277)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(10,302)	(258,664)	(1,601,971)	35,014,372	883,731	330,887
Net realized gain distribution from the Portfolios	—	—	20,728,524	19,641,229	3,062,173	1,089,593

Net realized gain (loss)	(10,302)	(258,664)	19,126,553	54,655,601	3,945,904	1,420,480

Net change in unrealized appreciation (depreciation) of investments	237,781	3,177,336	46,959,693	148,161,108	3,968,009	10,468,487

Net Realized and Unrealized Gain (Loss) on Investments	227,479	2,918,672	66,086,246	202,816,709	7,913,913	11,888,967

Net Increase (Decrease) in Net Assets Resulting from Operations	$984,583	$3,124,478	$65,707,016	$193,172,282	$8,196,393	$11,581,690

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/WELLINGTON ENERGY*	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	INVESCO OPPENHEIMER V.I. MAIN STREET FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. HIGH YIELD FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$400,742	$286,739	$436,257	$64,722	$1,580,394	$2,682,148
Expenses:
Asset-based charges	514,922	169,058	739,274	88,026	615,729	553,889

Net Investment Income (Loss)	(114,180)	117,681	(303,017)	(23,304)	964,665	2,128,259

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5,114,111)	(80,132)	(1,068,467)	(18,860)	353,386	(61,481)
Net realized gain distribution from the Portfolios	—	903,843	6,513,543	1,283,910	3,214,980	—

Net realized gain (loss)	(5,114,111)	823,711	5,445,076	1,265,050	3,568,366	(61,481)

Net change in unrealized appreciation (depreciation) of investments	5,007,076	2,378,192	6,493,386	774,618	7,176,257	2,840,970

Net Realized and Unrealized Gain (Loss) on Investments	(107,035)	3,201,903	11,938,462	2,039,668	10,744,623	2,779,489

Net Increase (Decrease) in Net Assets Resulting from Operations	$(221,215)	$3,319,584	$11,635,445	$2,016,364	$11,709,288	$4,907,748

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$50,303	$—	$16,780,812	$—	$100,645	$90,645
Expenses:
Asset-based charges	279,108	126,152	3,116,267	473,598	250,410	308,945

Net Investment Income (Loss)	(228,805)	(126,152)	13,664,545	(473,598)	(149,765)	(218,300)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(572,039)	(263,865)	(3,967,658)	(799,585)	453,205	686,045
Net realized gain distribution from the Portfolios	2,580,842	1,334,785	—	3,083,904	1,225,130	2,092,695

Net realized gain (loss)	2,008,803	1,070,920	(3,967,658)	2,284,319	1,678,335	2,778,740

Net change in unrealized appreciation (depreciation) of investments	2,923,571	1,247,804	13,969,383	5,176,333	3,547,329	5,237,815

Net Realized and Unrealized Gain (Loss) on Investments	4,932,374	2,318,724	10,001,725	7,460,652	5,225,664	8,016,555

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,703,569	$2,192,572	$23,666,270	$6,987,054	$5,075,899	$7,798,255

The accompanying notes are an integral part of these financial statements.

FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,050,712	$2,272,479	$—	$675,346	$347,771	$366,605
Expenses:
Asset-based charges	8,945,962	1,296,480	1,093,507	623,657	2,945,837	98,427
Less: Reduction for expense limitation	(2,900,124)	—	—	—	—	—

Net Expenses	6,045,838	1,296,480	1,093,507	623,657	2,945,837	98,427

Net Investment Income (Loss)	(995,126)	975,999	(1,093,507)	51,689	(2,598,066)	268,178

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	42,186,969	(242,239)	483,708	2,742,351	13,856,016	(467,762)
Net realized gain distribution from the Portfolios	57,025,812	922,410	6,947,481	3,694,578	21,295,356	—

Net realized gain (loss)	99,212,781	680,171	7,431,189	6,436,929	35,151,372	(467,762)

Net change in unrealized appreciation (depreciation) of investments	84,824,839	4,514,160	15,691,004	3,615,586	35,290,452	985,217

Net Realized and Unrealized Gain (Loss) on Investments	184,037,620	5,194,331	23,122,193	10,052,515	70,441,824	517,455

Net Increase (Decrease) in Net Assets Resulting from Operations	$183,042,494	$6,170,330	$22,028,686	$10,104,204	$67,843,758	$785,633

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$317,684	$1,443,034	$1,677,126	$1,376,846	$352,541	$5,014,434	$—
Expenses:
Asset-based charges	206,552	973,681	1,187,551	996,392	219,784	839,239	241,703

Net Investment Income (Loss)	111,132	469,353	489,575	380,454	132,757	4,175,195	(241,703)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(204,512)	895,409	1,371,913	1,243,758	332,005	(546,329)	(1,018,070)
Net realized gain distribution from the Portfolios	774,466	3,253,761	2,733,897	2,568,502	—	—	—

Net realized gain (loss)	569,954	4,149,170	4,105,810	3,812,260	332,005	(546,329)	(1,018,070)

Net change in unrealized appreciation (depreciation) of investments	1,564,926	8,875,702	13,684,173	12,647,803	3,784,172	(3,086,261)	3,143,451

Net Realized and Unrealized Gain (Loss) on Investments	2,134,880	13,024,872	17,789,983	16,460,063	4,116,177	(3,632,590)	2,125,381

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,246,012	$13,494,225	$18,279,558	$16,840,517	$4,248,934	$542,605	$1,883,678

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT CONVERTIBLE SECURITIES*(a)		1290 VT DOUBLELINE DYNAMIC ALLOCATION*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$6,785	$359	$110,151	$44,648	$252,306	$170,653
Net realized gain (loss)	3,398	298	551,628	374,883	23,494	(25,393)
Net change in unrealized appreciation (depreciation) of investments	8,887	(1,305)	1,195,346	(1,020,808)	413,550	(286,996)

Net increase (decrease) in net assets resulting from operations	19,070	(648)	1,857,125	(601,277)	689,350	(141,736)

From Contractowners Transactions:
Payments received from contractowners	78,374	—	1,614,061	1,827,194	3,399,456	2,825,241
Transfers between Variable Investment Options including guaranteed interest account, net	113,052	15,712	404,195	(1,394,588)	1,016,708	366,566
Redemptions for contract benefits and terminations	(3,287)	—	(951,432)	(521,527)	(586,132)	(495,722)
Contract maintenance charges	—	—	(17,051)	(17,642)	(11,468)	(7,289)

Net increase (decrease) in net assets resulting from contractowners transactions	188,139	15.712	1,049,773	(106,563)	3,818,564	2,688,796

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	8	(9)	—	—	173	69

Net Increase (Decrease) in Net Assets	207,217	15,055	2,906,898	(707,840)	4,508,087	2,547,129
Net Assets — Beginning of Year or Period	15,055	—	10,732,111	11,439,951	8,971,783	6,424,654

Net Assets — End of Year or Period	$222,272	$15,055	$13,639,009	$10,732,111	$13,479,870	$8,971,783

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.

FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,129,843	$833,150	$455,885	$31,117	$(6,704,525)	$(7,267,911)
Net realized gain (loss)	(8,645,246)	27,167,058	53,068	362,041	40,425,022	82,877,340
Net change in unrealized appreciation (depreciation) of investments	28,995,146	(42,246,578)	607,347	(1,430,500)	165,972,177	(254,592,184)

Net increase (decrease) in net assets resulting from operations	21,479,743	(14,246,370)	1,116,300	(1,037,342)	199,692,674	(178,982,755)

From Contractowners Transactions:
Payments received from contractowners	6,499,948	7,180,698	831,211	868,191	115,434,247	117,673,584
Transfers between Variable Investment Options including guaranteed interest account, net	(3,090,331)	(4,613,175)	(292,222)	453,952	(19,721,606)	(10,044,077)
Redemptions for contract benefits and terminations	(9,228,759)	(9,240,480)	(1,526,312)	(1,784,240)	(65,669,378)	(70,418,328)
Contract maintenance charges	(54,737)	(59,071)	(7,577)	(8,028)	(701,523)	(668,451)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,873,879)	(6,732,028)	(994,900)	(470,125)	29,341,740	36,542,728

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(6)	—	—	—	3,242	—

Net Increase (Decrease) in Net Assets	15,605,858	(20,978,398)	121,400	(1,507,467)	229,037,656	(142,440,027)
Net Assets — Beginning of Year or Period	96,569,629	117,548,027	15,744,371	17,251,838	903,708,753	1,046,148,780

Net Assets — End of Year or Period	$112,175,487	$96,569,629	$15,865,771	$15,744,371	$1,132,746,409	$903,708,753

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT HIGH YIELD BOND*		1290 VT LOW VOLATILITY GLOBAL EQUITY*(a)		1290 VT MICRO CAP*(a)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$812,819	$634,183	$1,031	$361	$(3,154)	$(133)
Net realized gain (loss)	32,911	(68,814)	2,473	19	27,172	7,813
Net change in unrealized appreciation (depreciation) of investments	1,008,918	(1,069,763)	1,566	(925)	28,067	(14,850)

Net increase (decrease) in net assets resulting from operations	1,854,648	(504,394)	5,070	(545)	52,085	(7,170)

From Contractowners Transactions:
Payments received from contractowners	3,730,508	3,177,511	55,808	—	63,828	—
Transfers between Variable Investment Options including guaranteed interest account, net	2,621,289	103,287	970	15,713	113,049	143,924
Redemptions for contract benefits and terminations	(1,276,003)	(1,274,101)	(202)	—	(9,555)	—
Contract maintenance charges	(18,021)	(14,162)	—	—	(7)	—

Net increase (decrease) in net assets resulting from contractowners transactions	5,057,773	1,992,535	56,576	15,713	167,315	143,924

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	112	194	—	—	8	—

Net Increase (Decrease) in Net Assets	6,912,533	1,488,335	61,646	15,168	219,408	136,754
Net Assets — Beginning of Year or Period	14,452,919	12,964,584	15,168	—	136,754	—

Net Assets — End of Year or Period	$21,365,452	$14,452,919	$76,814	$15,168	$356,162	$136,754

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.

FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT SMALL CAP VALUE*		1290 VT SMARTBETA EQUITY*		1290 VT SOCIALLY RESPONSIBLE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,969	$5,283	$11,960	$8,202	$(178,822)	$(167,692)
Net realized gain (loss)	203,564	183,092	127,714	122,157	2,751,455	3,810,491
Net change in unrealized appreciation (depreciation) of investments	644,902	(721,376)	663,696	(297,969)	12,191,139	(6,618,422)

Net increase (decrease) in net assets resulting from operations	852,435	(533,001)	803,370	(167,610)	14,763,772	(2,975,623)

From Contractowners Transactions:
Payments received from contractowners	1,890,601	961,124	1,512,983	998,255	5,358,387	4,593,592
Transfers between Variable Investment Options including guaranteed interest account, net	408,554	868,118	799,245	483,176	(528,937)	(1,190,221)
Redemptions for contract benefits and terminations	(136,361)	(114,105)	(133,592)	(64,976)	(4,013,047)	(3,717,763)
Contract maintenance charges	(4,876)	(1,794)	(4,415)	(2,773)	(42,925)	(36,714)

Net increase (decrease) in net assets resulting from contractowners transactions	2,157,918	1,713,343	2,174,221	1,413,682	773,478	(351,106)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	253	—	1,052	245	—	13

Net Increase (Decrease) in Net Assets	3,010,606	1,180,342	2,978,643	1,246,317	15,537,250	(3,326,716)
Net Assets — Beginning of Year or Period	2,897,745	1,717,403	2,503,660	1,257,343	51,158,970	54,485,686

Net Assets — End of Year or Period	$5,908,351	$2,897,745	$5,482,303	$2,503,660	$66,696,220	$51,158,970

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	ALL ASSET GROWTH-ALT 20*		AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM		CHARTERSM MODERATE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$412,690	$457,762	$754,823	$511,619	$5,039	$1,189
Net realized gain (loss)	3,684,028	3,610,624	(35,460)	(303,569)	9,445	2,292
Net change in unrealized appreciation (depreciation) of investments	9,291,539	(11,303,094)	3,109,920	(1,122,030)	31,393	(27,271)

Net increase (decrease) in net assets resulting from operations	13,388,257	(7,234,708)	3,829,283	(913,980)	45,877	(23,790)

From Contractowners Transactions:
Payments received from contractowners	8,861,425	9,744,343	7,797,137	7,543,145	84,723	121,181
Transfers between Variable Investment Options including guaranteed interest account, net	(3,126,377)	(5,081,458)	5,217,252	(481,721)	54,407	(72,781)
Redemptions for contract benefits and terminations	(6,229,596)	(5,311,578)	(4,044,578)	(3,710,204)	(7,740)	(41,014)
Contract maintenance charges	(73,337)	(79,159)	(39,278)	(35,073)	(210)	(133)

Net increase (decrease) in net assets resulting from contractowners transactions	(567,885)	(727,852)	8,930,533	3,316,147	131,180	7,253

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(7)	(12)	230	109	—	—

Net Increase (Decrease) in Net Assets	12,820,365	(7,962,572)	12,760,046	2,402,276	177,057	(16,537)
Net Assets — Beginning of Year or Period	76,081,917	84,044,489	47,002,412	44,600,136	307,486	324,023

Net Assets — End of Year or Period	$88,902,282	$76,081,917	$59,762,458	$47,002,412	$484,543	$307,486

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	CHARTERSM MULTI- SECTOR BOND*		CHARTERSM SMALL CAP GROWTH*		CHARTERSM SMALL CAP VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$634,562	$756,156	$313,331	$1,153,636	$(907,389)	$(190,256)
Net realized gain (loss)	(787,555)	(1,398,413)	7,337,277	6,677,280	9,545,963	8,407,670
Net change in unrealized appreciation (depreciation) of investments	4,402,648	(818,004)	5,632,509	(10,738,671)	12,967,069	(23,564,739)

Net increase (decrease) in net assets resulting from operations	4,249,655	(1,460,261)	13,283,117	(2,907,755)	21,605,643	(15,347,325)

From Contractowners Transactions:
Payments received from contractowners	4,547,787	4,977,469	2,366,202	2,423,750	4,234,791	4,508,888
Transfers between Variable Investment Options including guaranteed interest account, net	(1,162,717)	(1,549,187)	122,664	(61,026)	(2,720,851)	(3,264,487)
Redemptions for contract benefits and terminations	(6,980,001)	(7,665,850)	(3,424,070)	(3,753,173)	(7,815,831)	(9,165,219)
Contract maintenance charges	(56,467)	(59,190)	(21,737)	(22,437)	(50,552)	(58,483)
Adjustments to net assets allocated to contracts in payout period	11,778	21,602	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(3,639,620)	(4,275,156)	(956,941)	(1,412,886)	(6,352,443)	(7,979,301)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(11,778)	(92,603)	(707)	(1,029)	(3,131)	(3,759)

Net Increase (Decrease) in Net Assets	598,257	(5,828,020)	12,325,469	(4,321,670)	15,250,069	(23,330,385)
Net Assets — Beginning of Year or Period	77,678,189	83,506,209	42,712,332	47,034,002	95,332,435	118,662,820

Net Assets — End of Year or Period	$78,276,446	$77,678,189	$55,037,801	$42,712,332	$110,582,504	$95,332,435

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(34,677)	$(41,602)	$121,806	$(24,540)	$(21,600)	$(35,411)
Net realized gain (loss)	467,164	1,607,820	1,852,608	2,076,477	317,091	824,534
Net change in unrealized appreciation (depreciation) of investments	3,275,467	(3,897,684)	5,629,144	(4,040,654)	1,452,749	(1,917,408)

Net increase (decrease) in net assets resulting from operations	3,707,954	(2,331,466)	7,603,558	(1,988,717)	1,748,240	(1,128,285)

From Contractowners Transactions:
Payments received from contractowners	2,371,184	2,342,731	3,363,550	3,185,015	1,180,000	1,189,622
Transfers between Variable Investment Options including guaranteed interest account, net	158,932	181,970	1,162,116	122,400	(64,899)	302,255
Redemptions for contract benefits and terminations	(1,133,102)	(1,312,501)	(2,224,322)	(1,749,913)	(638,780)	(690,143)
Contract maintenance charges	(14,827)	(14,218)	(23,500)	(22,063)	(7,755)	(6,922)

Net increase (decrease) in net assets resulting from contractowners transactions	1,382,187	1,197,982	2,277,844	1,535,439	468,566	794,812

Net Increase (Decrease) in Net Assets	5,090,141	(1,133,484)	9,881,402	(453,278)	2,216,806	(333,473)
Net Assets — Beginning of Year or Period	15,353,538	16,487,022	26,148,027	26,601,305	7,425,087	7,758,560

Net Assets — End of Year or Period	$20,443,679	$15,353,538	$36,029,429	$26,148,027	$9,641,893	$7,425,087

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AB DYNAMIC MODERATE GROWTH*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(12,677)	$(13,157)	$(4,506,044)	$(4,823,824)	$2,705,342	$2,447,018
Net realized gain (loss)	793,563	517,750	38,282,566	71,773,915	60,659,387	54,467,651
Net change in unrealized appreciation (depreciation) of investments	1,644,700	(1,790,411)	55,713,955	(99,934,897)	84,882,878	(127,309,715)

Net increase (decrease) in net assets resulting from operations	2,425,586	(1,285,818)	89,490,477	(32,984,806)	148,247,607	(70,395,046)

From Contractowners Transactions:
Payments received from contractowners	1,807,968	2,432,956	22,057,719	18,271,944	63,835,747	64,930,791
Transfers between Variable Investment Options including guaranteed interest account, net	(430,633)	(770,575)	(1,624,274)	(6,744,774)	(20,976,803)	(21,537,693)
Redemptions for contract benefits and terminations	(1,684,465)	(2,355,091)	(29,453,052)	(32,641,066)	(43,392,558)	(45,523,069)
Contract maintenance charges	(24,297)	(24,747)	(186,530)	(192,474)	(865,428)	(888,079)
Adjustments to net assets allocated to contracts in payout period	—	—	(269,913)	390,455	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(331,427)	(717,457)	(9,476,050)	(20,915,915)	(1,399,042)	(3,018,050)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	(9)	269,913	(307,458)	(14)	140

Net Increase (Decrease) in Net Assets	2,094,159	(2,003,284)	80,284,340	(54,208,179)	146,848,551	(73,412,956)
Net Assets — Beginning of Year or Period	16,916,008	18,919,292	342,696,643	396,904,822	646,106,484	719,519,440

Net Assets — End of Year or Period	$19,010,167	$16,916,008	$422,980,983	$342,696,643	$792,955,035	$646,106,484

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AMERICAN CENTURY MID CAP VALUE*(a)(b)		EQ/BALANCED STRATEGY*		EQ/BLACKROCK BASIC VALUE EQUITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$846,142	$285,209	$314,651	$(110,434)	$5,252,992	$2,626,800
Net realized gain (loss)	465,988	(114,911)	5,204,454	5,698,245	66,384,708	114,266,943
Net change in unrealized appreciation (depreciation) of investments	22,429,314	(9,724,062)	11,451,213	(12,443,190)	79,536,403	(186,267,444)

Net increase (decrease) in net assets resulting from operations	23,741,444	(9,553,764)	16,970,318	(6,855,379)	151,174,103	(69,373,701)

From Contractowners Transactions:
Payments received from contractowners	22,773,687	5,089,424	6,928,990	5,676,529	59,064,945	59,914,505
Transfers between Variable Investment Options including guaranteed interest account, net	(2,334,020)	86,347,665	628,420	(303,746)	(18,166,775)	(27,532,883)
Redemptions for contract benefits and terminations	(4,753,613)	(1,034,364)	(9,766,819)	(9,970,672)	(55,042,915)	(59,207,258)
Contract maintenance charges	(122,993)	(25,049)	(1,249,733)	(1,279,528)	(422,680)	(444,505)

Net increase (decrease) in net assets resulting from contractowners transactions	15,563,061	90,377,676	(3,459,142)	(5,877,417)	(14,567,425)	(27,270,141)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	1,549	1,780	(8)	2,513	(9)	43,216

Net Increase (Decrease) in Net Assets	39,306,054	80,825,692	13,511,168	(12,730,283)	136,606,669	(96,600,626)
Net Assets — Beginning of Year or Period	80,825,692	—	120,009,714	132,739,997	694,917,147	791,517,773

Net Assets — End of Year or Period	$120,131,746	$80,825.692	$133,520,882	$120,009,714	$831,523,816	$694,917,147

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(b)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CAPITAL GUARDIAN RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,696,198)	$(1,671,644)	$(1,956,343)	$(1,802,472)	$(247,938)	$598,477
Net realized gain (loss)	42,252,612	44,107,481	11,398,904	14,388,819	(1,512,323)	13,823,078
Net change in unrealized appreciation (depreciation) of investments	20,326,864	(54,661,609)	30,964,310	(13,579,950)	8,839,269	(17,278,033)

Net increase (decrease) in net assets resulting from operations	60,883,278	(12,225,772)	40,406,871	(993,603)	7,079,008	(2,856,478)

From Contractowners Transactions:
Payments received from contractowners	8,009,030	9,068,612	5,176,981	5,877,802	1,218,660	1,145,765
Transfers between Variable Investment Options including guaranteed interest account, net	(4,786,954)	(6,904,479)	(7,954,196)	(11,986,031)	(369,397)	(1,205,581)
Redemptions for contract benefits and terminations	(16,265,281)	(17,611,618)	(14,260,922)	(14,740,472)	(2,269,735)	(2,227,955)
Contract maintenance charges	(71,322)	(74,056)	(43,379)	(44,779)	(27,536)	(27,702)

Net increase (decrease) in net assets resulting from contractowners transactions	(13,114,527)	(15,521,541)	(17,081,516)	(20,893,480)	(1,448,008)	(2,315,473)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	5	5	—	—

Net Increase (Decrease) in Net Assets	47,768,751	(27,747,313)	23,325,360	(21,887,078)	5,631,000	(5,171,951)
Net Assets — Beginning of Year or Period	198,896,833	226,644,146	138,905,955	160,793,033	22,768,524	27,940,475

Net Assets — End of Year or Period	$246,665,584	$198,896,833	$162,231,315	$138,905,955	$28,399,524	$22,768,524

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,182,010	$4,393,528	$461,733	$276,946	$104,526	$3,158
Net realized gain (loss)	244,766,463	263,974,666	1,479,199	1,556,488	909,599	1,090,053
Net change in unrealized appreciation (depreciation) of investments	329,709,349	(416,528,514)	5,721,027	(4,653,684)	2,680,894	(2,483,394)

Net increase (decrease) in net assets resulting from operations	581,657,822	(148,160,320)	7,661,959	(2,820,250)	3,695,019	(1,390,183)

From Contractowners Transactions:
Payments received from contractowners	61,929,128	56,435,102	8,952,259	7,504,901	4,298,413	3,686,033
Transfers between Variable Investment Options including guaranteed interest account, net	(48,143,910)	(47,110,915)	817,799	(2,269,399)	419,146	614,295
Redemptions for contract benefits and terminations	(208,305,940)	(211,845,122)	(11,580,923)	(11,572,474)	(2,891,798)	(2,353,452)
Contract maintenance charges	(981,355)	(1,016,467)	(168,823)	(180,213)	(134,775)	(136,900)
Adjustments to net assets allocated to contracts in payout period	(1,125,956)	2,454,830	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(196,628,033)	(201,082,572)	(1,979,688)	(6,517,185)	1,690,986	1,809,976

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	1,487,900	(2,382,112)	(850)	234	(5)	—

Net Increase (Decrease) in Net Assets	386,517,689	(351,625,004)	5,681,421	(9,337,201)	5,386,000	419,793
Net Assets — Beginning of Year or Period	2,090,260,185	2,441,885,189	97,138,590	106,475,791	30,085,180	29,665,387

Net Assets — End of Year or Period	$2,476,777,874	$2,090,260,185	$102,820,011	$97,138,590	$35,471,180	$30,085,180

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$46,164	$1,911	$852,589	$568,769	$860,458	$763,971
Net realized gain (loss)	102,387	274,982	6,505,571	8,760,387	(197,193)	(670,503)
Net change in unrealized appreciation (depreciation) of investments	554,525	(518,616)	16,930,932	(19,621,941)	4,963,222	(1,226,222)

Net increase (decrease) in net assets resulting from operations	703,076	(241,723)	24,289,092	(10,292,785)	5,626,487	(1,132,754)

From Contractowners Transactions:
Payments received from contractowners	1,016,940	787,459	19,942,779	22,882,666	10,533,183	11,226,801
Transfers between Variable Investment Options including guaranteed interest account, net	666,282	(93,549)	(5,559,877)	(7,949,747)	3,089,238	(800,175)
Redemptions for contract benefits and terminations	(629,950)	(1,309,654)	(19,811,520)	(22,214,334)	(9,466,891)	(10,155,055)
Contract maintenance charges	(58,122)	(61,097)	(350,640)	(375,162)	(83,432)	(83,649)

Net increase (decrease) in net assets resulting from contractowners transactions	995,150	(676,841)	(5,779,258)	(7,656,577)	4,072,098	187,922

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(27)	(25)	(8)	5	—	—

Net Increase (Decrease) in Net Assets	1,698,199	(918,589)	18,509,826	(17,949,357)	9,698,585	(944,832)
Net Assets — Beginning of Year or Period	8,883,053	9,801,642	202,613,565	220,562,922	113,194,292	114,139,124

Net Assets — End of Year or Period	$10,581,252	$8,883,053	$221,123,391	$202,613,565	$122,892,877	$113,194,292

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/EMERGING MARKETS EQUITY PLUS*		EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*(a)(c)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$70,532	$21,465	$6,729,477	$3,243,990	$(1,175,778)	$(29,087)
Net realized gain (loss)	(232,274)	652,753	114,177,994	119,125,969	2,052,181	(722,527)
Net change in unrealized appreciation (depreciation) of investments	2,596,859	(3,338,002)	343,519,815	(226,237,774)	114,752,425	(50,425,726)

Net increase (decrease) in net assets resulting from operations	2,435,117	(2,663,784)	464,427,286	(103,867,815)	115,628,828	(51,177,340)

From Contractowners Transactions:
Payments received from contractowners	2,797,414	2,969,564	181,718,842	152,332,600	44,206,762	10,389,079
Transfers between Variable Investment Options including guaranteed interest account, net	(160,255)	1,330,892	(8,948,998)	8,593,767	(18,884,330)	440,614,693
Redemptions for contract benefits and terminations	(950,355)	(990,059)	(118,047,271)	(114,043,892)	(31,117,158)	(6,029,920)
Contract maintenance charges	(12,857)	(9,625)	(1,122,673)	(989,367)	(261,276)	(60,798)
Adjustments to net assets allocated to contracts in payout period	—	—	(585,413)	622,694	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	1,673,947	3,300,772	53,014,487	46,515,802	(6,056,002)	444,913,054

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(9)	904	603,014	(919,927)	(7)	5

Net Increase (Decrease) in Net Assets	4,109,055	637,892	518,044,787	(58,271,940)	109,572,819	393,735,719
Net Assets — Beginning of Year or Period	13,777,782	13,139,890	1,579,158,004	1,637,429,944	393,735,719	—

Net Assets — End of Year or Period	$17,886,837	$13,777,782	$2,097,202,791	$1,579,158,004	$503,308,538	$393,735,719

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(c)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.

FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*		EQ/FRANKLIN RISING DIVIDENDS*(a)		EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,195,341	$1,428,362	$30,593	$1,123	$(66,321)	$(134,877)
Net realized gain (loss)	2,761,939	6,030,416	68,079	(181)	1,399,970	3,717,171
Net change in unrealized appreciation (depreciation) of investments	8,213,074	(12,301,281)	1,172,563	(65,283)	2,720,553	(6,359,128)

Net increase (decrease) in net assets resulting from operations	12,170,354	(4,842,503)	1,271,235	(64,341)	4,054,202	(2,776,834)

From Contractowners Transactions:
Payments received from contractowners	4,968,938	6,292,298	3,070,840	221,674	1,185,629	1,261,871
Transfers between Variable Investment Options including guaranteed interest account, net	(1,952,681)	(3,491,841)	5,437,874	1,184,759	(616,097)	(656,442)
Redemptions for contract benefits and terminations	(7,526,550)	(9,482,913)	(158,483)	(1,455)	(1,485,179)	(1,489,948)
Contract maintenance charges	(62,305)	(66,487)	(175)	—	(10,063)	(10,454)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,572,598)	(6,748,943)	8,350,056	1,404,978	(925,710)	(894,973)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	430	49	1,038	246

Net Increase (Decrease) in Net Assets	7,597,756	(11,591,446)	9,621,721	1,340,686	3,129,530	(3,671,561)
Net Assets — Beginning of Year or Period	82,609,512	94,200,958	1,340,686	—	17,249,288	20,920,849

Net Assets — End of Year or Period	$90,207,268	$82,609,512	$10,962,407	$1,340,686	$20,378,818	$17,249,288

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.

FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*		EQ/GLOBAL BOND PLUS*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$576,439	$706,752	$(211,588)	$36,510	$201,472	$(1,006,250)
Net realized gain (loss)	2,663,366	18,447,420	(21,654)	(888,604)	25,545,713	45,457,453
Net change in unrealized appreciation (depreciation) of investments	10,031,376	(26,381,898)	2,590,860	(697,937)	50,897,621	(95,627,850)

Net increase (decrease) in net assets resulting from operations	13,271,181	(7,227,726)	2,357,618	(1,550,031)	76,644,806	(51,176,647)

From Contractowners Transactions:
Payments received from contractowners	5,062,923	5,763,747	3,386,120	4,201,689	18,444,651	20,032,246
Transfers between Variable Investment Options including guaranteed interest account, net	(2,570,624)	(3,054,268)	(1,752,296)	(727,723)	(12,563,733)	(12,767,709)
Redemptions for contract benefits and terminations	(6,526,798)	(5,648,447)	(5,045,801)	(6,146,189)	(27,827,871)	(29,654,825)
Contract maintenance charges	(60,201)	(65,560)	(29,007)	(30,474)	(179,899)	(197,004)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,094,700)	(3,004,528)	(3,440,984)	(2,702,697)	(22,126,852)	(22,587,292)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	—	9,453	—

Net Increase (Decrease) in Net Assets	9,176,481	(10,232,254)	(1,083,366)	(4,252,728)	54,527,407	(73,763,939)
Net Assets — Beginning of Year or Period	66,163,135	76,395,389	49,647,281	53,900,009	332,481,616	406,245,555

Net Assets — End of Year or Period	$75,339,616	$66,163,135	$48,563,915	$49,647,281	$387,009,023	$332,481,616

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/GOLDMAN SACHS MID CAP VALUE*(a)(d)		EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(213,826)	$(15,223)	$5,394	$(38)	$147,812	$(2,839)
Net realized gain (loss)	1,525,536	(56,646)	68,441	79,665	141,360	(115,307)
Net change in unrealized appreciation (depreciation) of investments	13,384,598	(5,216,599)	157,700	(176,494)	1,129,981	(147,332)

Net increase (decrease) in net assets resulting from operations	14,696,308	(5,288,468)	231,535	(96,867)	1,419,153	(265,478)

From Contractowners Transactions:
Payments received from contractowners	5,343,007	1,132,922	7,000	6,726	2,188,390	2,526,022
Transfers between Variable Investment Options including guaranteed interest account, net	(1,913,393)	55,201,043	—	—	609,307	(439,506)
Redemptions for contract benefits and terminations	(3,997,766)	(631,993)	(114,272)	(143,921)	(4,582,255)	(5,316,806)
Contract maintenance charges	(29,510)	(6,719)	—	(13)	(33,026)	(37,503)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	8,929	31,755

Net increase (decrease) in net assets resulting from contractowners transactions	(597,662)	55,695,253	(107,272)	(137,208)	(1,808,655)	(3,236,038)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	1,791	—	(8)	(11,396)	11,964

Net Increase (Decrease) in Net Assets	14,098,646	50,408,576	124,263	(234,083)	(400,898)	(3,489,552)
Net Assets — Beginning of Year or Period	50,408,576	—	1,294,297	1,528,380	50,279,666	53,769,218

Net Assets — End of Year or Period	$64,507,222	$50,408,576	$1,418,560	$1,294,297	$49,878,768	$50,279,666

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(d)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,155,994	$718,932	$5,473,287	$4,008,521	$157,609	$80,635
Net realized gain (loss)	4,850,519	3,938,397	497,134	3,027,510	137,364	100,301
Net change in unrealized appreciation (depreciation) of investments	23,885,874	(32,353,036)	59,345,106	(69,984,100)	2,023,373	(2,245,687)

Net increase (decrease) in net assets resulting from operations	29,892,387	(27,695,707)	65,315,527	(62,948,069)	2,318,346	(2,064,751)

From Contractowners Transactions:
Payments received from contractowners	10,425,136	10,940,217	22,671,626	18,531,809	1,796,859	1,743,123
Transfers between Variable Investment Options including guaranteed interest account, net	(3,957,323)	(3,673,355)	(1,168,198)	(5,518,424)	(128,053)	190,789
Redemptions for contract benefits and terminations	(12,013,995)	(13,137,648)	(27,811,377)	(31,561,686)	(985,855)	(826,577)
Contract maintenance charges	(78,915)	(87,652)	(171,035)	(187,030)	(9,373)	(8,510)
Adjustments to net assets allocated to contracts in payout period	—	—	(123,289)	348,127	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(5,625,097)	(5,958,438)	(6,602,273)	(18,387,204)	673,578	1,098,825

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	123,289	(216,493)	—	—

Net Increase (Decrease) in Net Assets	24,267,290	(33,654,145)	58,836,543	(81,551,766)	2,991,924	(965,926)
Net Assets — Beginning of Year or Period	145,289,914	178,944,059	320,156,062	401,707,828	11,295,290	12,261,216

Net Assets — End of Year or Period	$169,557,204	$145,289,914	$378,992,605	$320,156,062	$14,287,214	$11,295,290

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL REAL ESTATE*(a)(e)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,719,664	$768,344	$966,395	$317,436	$3,278,272	$270,041
Net realized gain (loss)	7,301,693	3,214,629	10,017,546	10,734,352	5,961,269	37,100
Net change in unrealized appreciation (depreciation) of investments	22,592,724	(36,821,113)	13,675,847	(27,806,770)	8,665,551	(1,588,691)

Net increase (decrease) in net assets resulting from operations	31,614,081	(32,838,140)	24,659,788	(16,754,982)	17,905,092	(1,281,550)

From Contractowners Transactions:
Payments received from contractowners	9,169,550	10,061,785	7,761,424	8,162,693	10,160,563	2,185,863
Transfers between Variable Investment Options including guaranteed interest account, net	(4,703,443)	(5,249,871)	(3,372,829)	(1,459,585)	(4,454,158)	85,912,933
Redemptions for contract benefits and terminations	(11,846,697)	(13,911,637)	(9,947,064)	(10,902,078)	(6,773,644)	(1,367,880)
Contract maintenance charges	(80,046)	(91,852)	(50,835)	(53,737)	(52,356)	(11,965)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,460,636)	(9,191,575)	(5,609,304)	(4,252,707)	(1,119,595)	86,718,951

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	—	—	2,859

Net Increase (Decrease) in Net Assets	24,153,445	(42,029,715)	19,050,484	(21,007,689)	16,785,497	85,440,260
Net Assets — Beginning of Year or Period	152,725,050	194,754,765	107,363,981	128,371,670	85,440,260	—

Net Assets — End of Year or Period	$176,878,495	$152,725,050	$126,414,465	$107,363,981	$102,225,757	$85,440,260

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(e)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.

FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INVESCO INTERNATIONAL GROWTH*(a)(f)		EQ/JANUS ENTERPRISE*		EQ/JPMORGAN VALUE OPPORTUNITIES*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$450,019	$(25,999)	$(4,484,309)	$(4,065,915)	$85,072	$(245,797)
Net realized gain (loss)	2,839,499	(52,073)	25,400,484	17,865,388	4,254,706	20,828,375
Net change in unrealized appreciation (depreciation) of investments	16,848,357	(4,051,141)	82,840,856	(22,973,750)	35,343,320	(48,790,083)

Net increase (decrease) in net assets resulting from operations	20,137,875	(4,129,213)	103,757,031	(9,174,277)	39,683,098	(28,207,505)

From Contractowners Transactions:
Payments received from contractowners	11,138,695	2,457,784	32,891,120	29,701,726	25,162,650	23,594,517
Transfers between Variable Investment Options including guaranteed interest account, net	(3,472,732)	77,200,914	(5,033,660)	(5,740,378)	3,540,683	19,777,540
Redemptions for contract benefits and terminations	(5,574,454)	(982,235)	(23,437,132)	(21,956,588)	(12,084,772)	(11,724,449)
Contract maintenance charges	(57,179)	(12,578)	(187,866)	(177,417)	(111,757)	(81,098)

Net increase (decrease) in net assets resulting from contractowners transactions	2,034,330	78,663,885	4,232,462	1,827,343	16,506,804	31,566,510

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	3,688	4,630	17,502	—	—

Net Increase (Decrease) in Net Assets	22,172,205	74,538,360	107,994,123	(7,329,432)	56,189,902	3,359,005
Net Assets — Beginning of Year or Period	74,538,360	—	297,019,489	304,348,921	146,683,011	143,324,006

Net Assets — End of Year or Period	$96,710,565	$74,538,360	$405,013,612	$297,019,489	$202,872,913	$146,683,011

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(f)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.

FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$2,471	$(84,153)	$(2,060,821)	$(1,897,769)	$(6,767,168)	$(6,336,120)
Net realized gain (loss)	4,627,221	5,045,042	34,388,741	32,307,674	115,124,313	117,814,118
Net change in unrealized appreciation (depreciation) of investments	3,600,438	(7,407,438)	63,006,937	(40,899,073)	100,084,475	(138,387,476)

Net increase (decrease) in net assets resulting from operations	8,230,130	(2,446,549)	95,334,857	(10,489,168)	208,441,620	(26,909,478)

From Contractowners Transactions:
Payments received from contractowners	1,424,764	1,482,087	30,859,137	28,084,656	24,509,137	26,075,022
Transfers between Variable Investment Options including guaranteed interest account, net	(840,132)	61,233	(3,285,560)	(1,331,945)	(24,422,568)	(26,559,122)
Redemptions for contract benefits and terminations	(2,951,931)	(2,887,363)	(22,779,998)	(22,160,025)	(52,731,813)	(53,207,041)
Contract maintenance charges	(16,826)	(16,668)	(260,793)	(223,107)	(351,608)	(367,590)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,384,125)	(1,360,711)	4,532,786	4,369,579	(52,996,852)	(54,058,731)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	23,593	25,509	13

Net Increase (Decrease) in Net Assets	5,846,005	(3,807,260)	99,867,643	(6,095,996)	155,470,277	(80,968,196)
Net Assets — Beginning of Year or Period	29,922,095	33,729,355	281,342,733	287,438,729	670,915,625	751,883,821

Net Assets — End of Year or Period	$35,768,100	$29,922,095	$381,210,376	$281,342,733	$826,385,902	$670,915,625

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*(a)(g)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,125,520	$790,181	$4,989,579	$9,604,119	$3,553,403	$(159,546)
Net realized gain (loss)	7,094,291	6,306,909	94,226,443	99,652,554	4,591,255	32,865
Net change in unrealized appreciation (depreciation) of investments	13,063,250	(16,515,277)	69,578,033	(200,567,880)	28,899,305	(2,644,086)

Net increase (decrease) in net assets resulting from operations	21,283,061	(9,418,187)	168,794,055	(91,311,207)	37,043,963	(2,770,767)

From Contractowners Transactions:
Payments received from contractowners	12,342,008	11,810,093	25,716,925	27,313,942	30,132,472	6,577,607
Transfers between Variable Investment Options including guaranteed interest account, net .	2,585,552	(899,661)	(19,559,743)	(23,740,687)	(2,749,256)	206,609,472
Redemptions for contract benefits and terminations	(7,543,108)	(6,196,636)	(58,294,521)	(69,251,905)	(15,048,137)	(2,638,966)
Contract maintenance charges	(80,803)	(73,249)	(367,134)	(401,191)	(131,871)	(30,696)
Adjustments to net assets allocated to contracts in payout period	—	—	(262,115)	737,230	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	7,303,649	4,640,547	(52,766,588)	(65,342,611)	12,203,208	210,517,417

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	262,115	(891,995)	—	7

Net Increase (Decrease) in Net Assets	28,586,710	(4,777,640)	116,289,582	(157,545,813)	49,247,171	207,746,657
Net Assets — Beginning of Year or Period	85,584,145	90,361,785	728,957,478	886,503,291	207,746,657	—

Net Assets — End of Year or Period	$114,170,855	$85,584,145	$845,247,060	$728,957,478	$256,993,828	$207,746,657

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(g)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.

FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL VALUE*(a)(h)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(1,204,758)	$(1,126,880)	$170,290	$(492,662)	$(2,728,368)	$(1,159,296)
Net realized gain (loss)	11,478,309	17,111,611	7,348,146	18,490,545	7,081,029	(223,258)
Net change in unrealized appreciation (depreciation) of investments	14,430,170	(19,594,762)	32,345,646	(35,257,217)	110,344,639	(20,109,335)

Net increase (decrease) in net assets resulting from operations	24,703,721	(3,610,031)	39,864,082	(17,259,334)	114,697,300	(21,491,889)

From Contractowners Transactions:
Payments received from contractowners	6,219,734	6,159,122	24,491,292	21,924,509	77,448,832	17,105,603
Transfers between Variable Investment Options including guaranteed interest account, net	(1,796,609)	(1,706,440)	1,232,908	3,867,808	(7,377,775)	464,491,046
Redemptions for contract benefits and terminations	(8,151,190)	(7,929,094)	(11,660,211)	(11,215,178)	(29,681,763)	(5,719,416)
Contract maintenance charges	(30,200)	(28,758)	(147,313)	(124,049)	(375,596)	(77,490)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(3,758,265)	(3,505,170)	13,916,676	14,453,090	40,013,698	475,799,743

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	—	1,648	7.754

Net Increase (Decrease) in Net Assets	20,945,456	(7,115,201)	53,780,758	(2,806,244)	154,712,646	454,315.608
Net Assets — Beginning of Year or Period	84,200,984	91,316,185	149,389,701	152,195,945	454,315,608	—

Net Assets — End of Year or Period	$105,146,440	$84,200,984	$203,170,459	$149,389,701	$609,028,254	$454,315,608

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(h)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.

FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MFS MID CAP FOCUSED GROWTH*(a)(i)		EQ/MFS TECHNOLOGY*(a)(j)		EQ/MFS UTILITIES SERIES*(a)(k)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(2,358,176)	$(388,617)	$(2,421,670)	$(410,657)	$2,063,970	$277,064
Net realized gain (loss)	4,135,621	(199,228)	3,760,827	(608,223)	2,169,268	(66,087)
Net change in unrealized appreciation (depreciation) of investments	51,545,773	(14,300,034)	53,069,839	(17,211,489)	20,997,294	(4,285,066)

Net increase (decrease) in net assets resulting from operations	53,323,218	(14,887,879)	54,408,996	(18,230,369)	25,230,532	(4,074,089)

From Contractowners Transactions:
Payments received from contractowners	23,624,080	4,863,523	28,504,562	5,913,581	12,253,973	2,548,330
Transfers between Variable Investment Options including guaranteed interest account, net	2,095,028	161,857,703	(3,186,341)	169,301,791	(3,802,372)	113,099,756
Redemptions for contract benefits and terminations	(11,909,928)	(2,323,939)	(11,598,084)	(1,862,825)	(9,777,258)	(1,754,911)
Contract maintenance charges	(106,666)	(20,800)	(125,822)	(23,021)	(69,787)	(15,257)

Net increase (decrease) in net assets resulting from contractowners transactions	13,702,514	164,376,487	13,594,315	173,329,526	(1,395,444)	113,877,918

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(7)	1,143	—	6	341	1,383

Net Increase (Decrease) in Net Assets	67,025,725	149,489,751	68,003,311	155,099,163	23,835,429	109,805,212
Net Assets — Beginning of Year or Period	149,489,751	—	155,099,163	—	109,805,212	—

Net Assets — End of Year or Period	$216,515,476	$149,489,751	$223,102,474	$155,099,163	$133,640,641	$109,805,212

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(i)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(j)	EQ/MFS Technology replaced MFS® Technology Portfolio due to a substitution on October 22, 2018.
(k)	EQ/MFS Utility Series replaced MFS® Utility Series due to a substitution on October 22, 2018.

FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(721,377)	$(1,186,416)	$317,804	$(554,857)	$10,865,221	$10,041,841
Net realized gain (loss)	54,273,087	89,024,847	50,916,075	74,725,123	68,363,922	64,867,353
Net change in unrealized appreciation (depreciation) of investments	90,557,964	(175,210,975)	50,153,955	(144,651,271)	134,701,412	(165,312,266)

Net increase (decrease) in net assets resulting from operations	144,109,674	(87,372,544)	101,387,834	(70,481,005)	213,930,555	(90,403,072)

From Contractowners Transactions:
Payments received from contractowners	69,119,509	64,026,707	17,733,029	19,011,601	102,685,950	110,148,996
Transfers between Variable Investment Options including guaranteed interest account, net	(4,427,146)	(5,157,708)	(13,046,428)	(16,838,888)	(43,552,097)	(48,379,435)
Redemptions for contract benefits and terminations	(43,073,348)	(45,350,056)	(31,751,283)	(39,384,341)	(133,886,747)	(145,462,412)
Contract maintenance charges	(406,987)	(376,101)	(215,958)	(236,788)	(1,797,562)	(1,912,457)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(126,997)	897,108

Net increase (decrease) in net assets resulting from contractowners transactions	21,212,028	13,142,842	(27,280,640)	(37,448,416)	(76,677,453)	(84,708,200)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	529	5,736	—	5	(223,857)	(573,249)

Net Increase (Decrease) in Net Assets	165,322,231	(74,223,966)	74,107,194	(107,929,416)	137,029,245	(175,684,521)
Net Assets — Beginning of Year or Period	597,179,820	671,403,786	415,507,436	523,436,852	1,509,802,553	1,685,487,074

Net Assets — End of Year or Period	$762,502,051	$597,179,820	$489,614,630	$415,507,436	$1,646,831,798	$1,509,802,553

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$374,983	$76,350	$4,099,706	$4,038,198	$329,443	$128,764
Net realized gain (loss)	3,320,092	2,857,160	79,886,088	73,696,052	3,295	1,170
Net change in unrealized appreciation (depreciation) of investments	8,793,005	(7,768,255)	114,780,996	(171,524,919)	(2,332)	2,056

Net increase (decrease) in net assets resulting from operations	12,488,080	(4,834,745)	198,766,790	(93,790,669)	330,406	131,990

From Contractowners Transactions:
Payments received from contractowners	15,225,016	16,249,680	90,473,043	96,998,296	90,825,975	64,029,379
Transfers between Variable Investment Options including guaranteed interest account, net	(1,357,846)	(915,173)	(35,956,257)	(39,708,452)	(79,873,850)	(46,034,985)
Redemptions for contract benefits and terminations	(5,498,740)	(4,067,251)	(80,529,254)	(88,442,368)	(15,922,325)	(13,583,035)
Contract maintenance charges	(160,842)	(155,509)	(1,422,939)	(1,507,600)	(82,801)	(87,663)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	15,499	19,295

Net increase (decrease) in net assets resulting from contractowners transactions	8,207,588	11,111,747	(27,435,407)	(32,660,124)	(5,037,502)	4,342,991

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	(32)	19	53,834	(246,353)

Net Increase (Decrease) in Net Assets	20,695,668	6,277,002	171,331,351	(126,450,774)	(4,653,262)	4,228,628
Net Assets — Beginning of Year or Period	72,443,970	66,166,968	1,084,634,899	1,211,085,673	73,959,791	69,731,163

Net Assets — End of Year or Period	$93,139,638	$72,443,970	$1,255,966,250	$1,084,634,899	$69,306,529	$73,959,791

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/OPPENHEIMER GLOBAL*		EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO ULTRA SHORT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,801,460)	$(1,638,486)	$1,097,332	$516,193	$757,104	$551,291
Net realized gain (loss)	7,513,292	13,815,511	100,501	91,701	(10,302)	46,442
Net change in unrealized appreciation (depreciation) of investments	45,566,835	(40,603,490)	1,483,616	(1,536,910)	237,781	(817,647)

Net increase (decrease) in net assets resulting from operations	51,278,667	(28,426,465)	2,681,449	(929,016)	984,583	(219,914)

From Contractowners Transactions:
Payments received from contractowners	28,062,692	25,459,235	7,367,131	6,704,911	5,777,174	6,145,379
Transfers between Variable Investment Options including guaranteed interest account, net .	1,620,663	5,952,625	875,754	642,022	(1,190,844)	486,601
Redemptions for contract benefits and terminations	(13,595,481)	(12,883,440)	(2,916,410)	(3,051,505)	(8,000,942)	(9,144,338)
Contract maintenance charges	(152,901)	(128,093)	(28,681)	(25,218)	(46,184)	(50,104)

Net increase (decrease) in net assets resulting from contractowners transactions	15,934,973	18,400,327	5,297,794	4,270,210	(3,460,796)	(2,562,462)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	1,778	1,138	723	43	—	5

Net Increase (Decrease) in Net Assets	67,215,418	(10,025,000)	7,979,966	3,341,237	(2,476,213)	(2,782,371)
Net Assets — Beginning of Year or Period	167,841,357	177,866,357	38,574,913	35,233,676	78,110,811	80,893,182

Net Assets — End of Year or Period	$235,056,775	$167,841,357	$46,554,879	$38,574,913	$75,634,598	$78,110,811

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE GROWTH STOCK*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$205,806	$303,636	$(379,230)	$(983,139)	$(9,644,427)	$(8,498,394)
Net realized gain (loss)	(258,664)	(849,865)	19,126,553	34,004,815	54,655,601	98,494,576
Net change in unrealized appreciation (depreciation) of investments	3,177,336	(422,620)	46,959,693	(71,723,231)	148,161,108	(112,379,659)

Net increase (decrease) in net assets resulting from operations	3,124,478	(968,849)	65,707,016	(38,701,555)	193,172,282	(22,383,477)

From Contractowners Transactions:
Payments received from contractowners	3,978,082	4,382,021	30,419,921	25,354,001	89,636,841	81,068,774
Transfers between Variable Investment Options including guaranteed interest account, net	(1,238,512)	(1,929,904)	(546,874)	(3,239,886)	866,439	16,538,234
Redemptions for contract benefits and terminations	(6,703,224)	(6,979,178)	(20,406,603)	(22,001,351)	(46,458,311)	(42,838,275)
Contract maintenance charges	(46,460)	(49,517)	(163,716)	(157,868)	(454,476)	(387,652)
Adjustments to net assets allocated to contracts in payout period	15,859	40,370	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(3,994,255)	(4,536,208)	9,302,728	(45,104)	43,590,493	54,381,081

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(15,859)	(110,370)	—	—	4,937	1,519

Net Increase (Decrease) in Net Assets	(885,636)	(5,615,427)	75,009,744	(38,746,659)	236,767,712	31,999,123
Net Assets — Beginning of Year or Period	74,332,580	79,948,007	274,021,927	312,768,586	638,685,846	606,686,723

Net Assets — End of Year or Period	$73,446,944	$74,332,580	$349,031,671	$274,021,927	$875,453,558	$638,685,846

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*		EQ/UBS GROWTH & INCOME*		EQ/WELLINGTON ENERGY*(a)(l)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$282,480	$757,429	$(307,277)	$(390,296)	$(114,180)	$(66,788)
Net realized gain (loss)	3,945,904	7,146,337	1,420,480	4,827,892	(5,114,111)	(575,760)
Net change in unrealized appreciation (depreciation) of investments	3,968,009	(14,446,897)	10,468,487	(10,136,559)	5,007,076	(17,327,646)

Net increase (decrease) in net assets resulting from operations	8,196,393	(6,543,131)	11,581,690	(5,698,963)	(221,215)	(17,970,194)

From Contractowners Transactions:
Payments received from contractowners	3,591,919	3,824,320	1,933,815	2,620,554	6,411,595	1,475,978
Transfers between Variable Investment Options including guaranteed interest account, net	(921,304)	(1,913,282)	(428,840)	(2,626,528)	1,451,019	54,799,740
Redemptions for contract benefits and terminations	(3,705,685)	(3,940,188)	(3,072,010)	(2,891,951)	(3,769,275)	(643,261)
Contract maintenance charges	(42,015)	(44,789)	(16,539)	(16,207)	(23,977)	(6,298)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,077,085)	(2,073,939)	(1,583,574)	(2,914,132)	4,069,362	55,626,159

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	—	—	3,489

Net Increase (Decrease) in Net Assets	7,119,308	(8,617,070)	9,998,116	(8,613,095)	3,848,147	37,659,454
Net Assets — Beginning of Year or Period	42,582,449	51,199,519	33,725,164	42,338,259	37,659,454	—

Net Assets — End of Year or Period	$49,701,757	$42,582,449	$43,723,280	$33,725,164	$41,507,601	$37,659,454

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(l)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced IVY VIP Energy due to a substitution on October 22, 2018.

FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP EQUITY- INCOME PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO		INVESCO OPPENHEIMER V.I. MAIN STREET FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$117,681	$129,840	$(303,017)	$(454,798)	$(23,304)	$(13,352)
Net realized gain (loss)	823,711	450,631	5,445,076	4,696,747	1,265,050	529,895
Net change in unrealized appreciation (depreciation) of investments	2,378,192	(1,857,002)	6,493,386	(13,889,386)	774,618	(1,140,842)

Net increase (decrease) in net assets resulting from operations	3,319,584	(1,276,531)	11,635,445	(9,647,437)	2,016,364	(624,299)

From Contractowners Transactions:
Payments received from contractowners	2,736,715	1,959,717	11,274,790	11,212,641	1,476,278	1,367,054
Transfers between Variable Investment Options including guaranteed interest account, net	45,845	(287,581)	(1,912,160)	(1,101,976)	40,228	(206,049)
Redemptions for contract benefits and terminations	(938,912)	(716,603)	(3,353,047)	(2,726,788)	(410,177)	(427,443)
Contract maintenance charges	(13,689)	(13,645)	(68,247)	(63,055)	(8,081)	(7,414)

Net increase (decrease) in net assets resulting from contractowners transactions	1,829,959	941,888	5,941,336	7,320,822	1,098,248	726,148

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	271	636	—	—

Net Increase (Decrease) in Net Assets	5,149,543	(334,643)	17,577,052	(2,325,979)	3,114,612	101,849
Net Assets — Beginning of Year or Period	12,308,502	12,643,145	51,721,954	54,047,933	6,321,259	6,219,410

Net Assets — End of Year or Period	$17,458,045	$12,308,502	$69,299,006	$51,721,954	$9,435,871	$6,321,259

The accompanying notes are an integral part of these financial statements.

FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$964,665	$562,296	$2,128,259	$1,558,471	$(228,805)	$(249,312)
Net realized gain (loss)	3,568,366	2,644,165	(61,481)	(460,676)	2,008,803	2,853,781
Net change in unrealized appreciation (depreciation) of investments	7,176,257	(7,702,035)	2,840,970	(3,103,631)	2,923,571	(5,481,418)

Net increase (decrease) in net assets resulting from operations	11,709,288	(4,495,574)	4,907,748	(2,005,836)	4,703,569	(2,876,949)

From Contractowners Transactions:
Payments received from contractowners	11,142,950	12,691,789	7,128,029	6,711,916	2,411,087	2,731,729
Transfers between Variable Investment Options including guaranteed interest account, net	(3,407,932)	(3,270,119)	1,491,953	(2,140,484)	(445,812)	(214,846)
Redemptions for contract benefits and terminations	(2,668,953)	(2,452,982)	(3,683,192)	(3,408,973)	(1,503,715)	(1,998,438)
Contract maintenance charges	(68,159)	(58,509)	(32,553)	(29,445)	(12,651)	(12,541)

Net increase (decrease) in net assets resulting from contractowners transactions	4,997,906	6,910,179	4,904,237	1,133,014	448,909	505,904

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(252)	5,920	—	—	—	—

Net Increase (Decrease) in Net Assets	16,706,942	2,420,525	9,811,985	(872,822)	5,152,478	(2,371,045)
Net Assets — Beginning of Year or Period	48,180,950	45,760,425	40,326,722	41,199,544	19,813,247	22,184,292

Net Assets — End of Year or Period	$64,887,892	$48,180,950	$50,138,707	$40,326,722	$24,965,725	$19,813,247

The accompanying notes are an integral part of these financial statements.

FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP HIGH INCOME		IVY VIP SMALL CAP GROWTH
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(126,152)	$(133,285)	$13,664,545	$12,181,964	$(473,598)	$(273,357)
Net realized gain (loss)	1,070,920	484,191	(3,967,658)	(4,716,660)	2,284,319	10,694,137
Net change in unrealized appreciation (depreciation) of investments	1,247,804	(2,044,733)	13,969,383	(15,678,262)	5,176,333	(12,791,904)

Net increase (decrease) in net assets resulting from operations	2,192,572	(1,693,827)	23,666,270	(8,212,958)	6,987,054	(2,371,124)

From Contractowners Transactions:
Payments received from contractowners	1,125,859	1,100,704	36,258,518	37,318,234	6,115,019	4,918,104
Transfers between Variable Investment Options including guaranteed interest account, net	(415,075)	(244,127)	(1,228,595)	(2,291,911)	341,719	4,244,810
Redemptions for contract benefits and terminations	(775,313)	(965,443)	(21,808,331)	(20,590,798)	(2,150,856)	(1,851,002)
Contract maintenance charges	(5,683)	(5,656)	(174,109)	(156,991)	(25,378)	(20,645)

Net increase (decrease) in net assets resulting from contractowners transactions	(70,212)	(114,522)	13,047,483	14,278,534	4,280,504	7,291,267

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	306	717	—	—

Net Increase (Decrease) in Net Assets	2,122,360	(1,808,349)	36,714,059	6,066,293	11,267,558	4,920,143
Net Assets — Beginning of Year or Period	8,835,213	10,643,562	237,178,634	231,112,341	30,765,847	25,845,704

Net Assets — End of Year or Period	$10,957,573	$8,835,213	$273,892,693	$237,178,634	$42,033,405	$30,765,847

The accompanying notes are an integral part of these financial statements.

FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MFS® INVESTORS TRUST SERIES		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(149,765)	$(147,090)	$(218,300)	$(167,314)	$(995,126)	$(5,242,105)
Net realized gain (loss)	1,678,335	1,045,467	2,778,740	1,400,185	99,212,781	120,272,450
Net change in unrealized appreciation (depreciation) of investments	3,547,329	(2,141,705)	5,237,815	(1,370,533)	84,824,839	(116,807,236)

Net increase (decrease) in net assets resulting from operations	5,075,899	(1,243,328)	7,798,255	(137,662)	183,042,494	(1,776,891)

From Contractowners Transactions:
Payments received from contractowners	2,424,868	2,405,101	3,490,858	2,459,589	11,676,406	11,168,515
Transfers between Variable Investment Options including guaranteed interest account, net	687,015	(392,364)	6,216,007	(77,563)	(16,521,628)	(11,156,559)
Redemptions for contract benefits and terminations	(1,759,819)	(1,686,148)	(1,302,711)	(1,327,765)	(56,470,981)	(63,181,462)
Contract maintenance charges	(10,097)	(8,890)	(15,239)	(12,183)	(342,842)	(363,839)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(153,856)	121,693

Net increase (decrease) in net assets resulting from contractowners transactions	1,341,967	317,699	8,388,915	1,042,078	(61,812,901)	(63,411,652)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	1,780	—	(89,084)	309,088

Net Increase (Decrease) in Net Assets	6,417,866	(925,629)	16,188,950	904,416	121,140,509	(64,879,455)
Net Assets — Beginning of Year or Period	16,778,382	17,704,011	18,287,990	17,383,574	590,118,307	654,997,762

Net Assets — End of Year or Period	$23,196,248	$16,778,382	$34,476,940	$18,287,990	$711,258,816	$590,118,307

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MULTIMANAGER CORE BOND*		MULTIMANAGER MID CAP GROWTH*		MULTIMANAGER MID CAP VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$975,999	$1,575,509	$(1,093,507)	$(1,109,982)	$51,689	$(288,817)
Net realized gain (loss)	680,171	(1,316,775)	7,431,189	11,743,746	6,436,929	7,981,393
Net change in unrealized appreciation (depreciation) of investments	4,514,160	(2,143,913)	15,691,004	(15,777,013)	3,615,586	(14,864,089)

Net increase (decrease) in net assets resulting from operations	6,170,330	(1,885,179)	22,028,686	(5,143,249)	10,104,204	(7,171,513)

From Contractowners Transactions:
Payments received from contractowners	11,192,204	8,214,181	2,839,041	3,086,063	1,697,441	1,882,294
Transfers between Variable Investment Options including guaranteed interest account, net	2,095,053	(3,026,783)	(2,077,656)	(1,181,466)	(1,278,888)	(1,249,369)
Redemptions for contract benefits and terminations	(10,782,018)	(12,893,655)	(6,757,420)	(6,857,472)	(4,295,249)	(5,279,005)
Contract maintenance charges	(64,859)	(67,744)	(34,023)	(36,524)	(23,276)	(25,302)

Net increase (decrease) in net assets resulting from contractowners transactions	2,440,380	(7,774,001)	(6,030,058)	(4,989,399)	(3,899,972)	(4,671,382)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	151	—	(5)	—	—	(5)

Net Increase (Decrease) in Net Assets	8,610,861	(9,659,180)	15,998,623	(10,132,648)	6,204,232	(11,842,900)
Net Assets — Beginning of Year or Period	103,466,053	113,125,233	71,877,156	82,009,804	44,508,437	56,351,337

Net Assets — End of Year or Period	$112,076,914	$103,466,053	$87,875,779	$71,877,156	$50,712,669	$44,508,437

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MULTIMANAGER TECHNOLOGY*		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		TARGET 2015 ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,598,066)	$(2,438,553)	$268,178	$65,470	$111,132	$66,717
Net realized gain (loss)	35,151,372	37,144,198	(467,762)	(828,778)	569,954	1,159,553
Net change in unrealized appreciation (depreciation) of investments	35,290,452	(32,677,736)	985,217	(574,450)	1,564,926	(2,208,330)

Net increase (decrease) in net assets resulting from operations	67,843,758	2,027,909	785,633	(1,337,758)	2,246,012	(982,060)

From Contractowners Transactions:
Payments received from contractowners	11,871,009	9,541,814	1,305,319	1,478,562	2,001,086	2,346,437
Transfers between Variable Investment Options including guaranteed interest account, net	(4,086,017)	2,720,108	(22,824)	(153,023)	1,033,489	(2,035,082)
Redemptions for contract benefits and terminations	(17,316,580)	(15,088,740)	(631,692)	(620,212)	(2,576,050)	(4,295,718)
Contract maintenance charges	(104,926)	(97,216)	(6,447)	(6,721)	(10,022)	(11,102)

Net increase (decrease) in net assets resulting from contractowners transactions	(9,636,514)	(2,924,034)	644,356	698,606	448,503	(3,995,465)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	88	(6)	—	—	(930)	15,733

Net Increase (Decrease) in Net Assets	58,207,332	(896,131)	1,429,989	(639,152)	2,693,585	(4,961,792)
Net Assets — Beginning of Year or Period	191,180,188	192,076,319	7,585,620	8,224,772	16,253,529	21,215,321

Net Assets — End of Year or Period	$249,387,520	$191,180,188	$9,015,609	$7,585,620	$18,947,114	$16,253,529

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*		TARGET 2045 ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$469,353	$342,120	$489,575	$313,762	$380,454	$234,617
Net realized gain (loss)	4,149,170	3,477,179	4,105,810	3,064,681	3,812,260	2,286,472
Net change in unrealized appreciation (depreciation) of investments	8,875,702	(9,540,120)	13,684,173	(10,812,385)	12,647,803	(9,522,936)

Net increase (decrease) in net assets resulting from operations	13,494,225	(5,720,821)	18,279,558	(7,433,942)	16,840,517	(7,001,847)

From Contractowners Transactions:
Payments received from contractowners	10,356,199	10,183,684	14,384,885	13,385,574	14,188,950	11,533,967
Transfers between Variable Investment Options including guaranteed interest account, net	1,236,268	(1,940,975)	2,466,967	118,427	(397,892)	(816,190)
Redemptions for contract benefits and terminations	(7,039,491)	(7,092,092)	(4,310,180)	(3,857,130)	(3,831,801)	(3,053,954)
Contract maintenance charges	(47,222)	(47,455)	(82,830)	(80,018)	(112,422)	(105,728)

Net increase (decrease) in net assets resulting from contractowners transactions	4,505,754	1,103,162	12,458,842	9,566,853	9,846,835	7,558,095

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	(6,639)	—	5	—	—

Net Increase (Decrease) in Net Assets	17,999,979	(4,624,298)	30,738,400	2,132,916	26,687,352	556,248
Net Assets — Beginning of Year or Period	73,276,680	77,900,978	83,140,788	81,007,872	70,069,652	69,513,404

Net Assets — End of Year or Period	$91,276,659	$73,276,680	$113,879,188	$83,140,788	$96,757,004	$70,069,652

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2055 ALLOCATION*		TEMPLETON GLOBAL BOND VIP FUND		VANECK VIP GLOBAL HARD ASSETS FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$132,757	$84,944	$4,175,195	$(796,140)	$(241,703)	$(287,738)
Net realized gain (loss)	332,005	261,076	(546,329)	(1,205,061)	(1,018,070)	(3,572)
Net change in unrealized appreciation (depreciation) of investments	3,784,172	(1,805,624)	(3,086,261)	2,506,650	3,143,451	(6,941,302)

Net increase (decrease) in net assets resulting from operations	4,248,934	(1,459,604)	542,605	505,449	1,883,678	(7,232,612)

From Contractowners Transactions:
Payments received from contractowners	8,061,916	5,474,701	11,990,453	12,712,639	2,292,674	2,593,432
Transfers between Variable Investment Options including guaranteed interest account, net	1,872,845	1,875,822	(2,243,862)	(3,307,022)	686,748	(315,186)
Redemptions for contract benefits and terminations	(745,406)	(581,561)	(4,625,794)	(5,359,280)	(1,752,121)	(1,854,969)
Contract maintenance charges	(54,258)	(33,716)	(65,352)	(65,032)	(9,224)	(10,203)

Net increase (decrease) in net assets resulting from contractowners transactions	9,135,097	6,735,246	5,055,445	3,981,305	1,218,077	413,074

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	161	334	120	—	—	1,180

Net Increase (Decrease) in Net Assets	13,384,192	5,275,976	5,598,170	4,486,754	3,101,755	(6,818,358)
Net Assets — Beginning of Year or Period	13,369,452	8,093,476	68,651,844	64,165,090	17,519,935	24,338,293

Net Assets — End of Year or Period	$26,753,644	$13,369,452	$74,250,014	$68,651,844	$20,621,690	$17,519,935

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

The change in units outstanding for the years or periods ended December 31, 2019 and 2018 were as follows:

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	IB	2	—	2	—	—	—

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	23	(13)	10	22	(23)	(1)

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	48	(14)	34	43	(16)	27

1290 VT EQUITY INCOME	IB	46	(73)	(27)	48	(82)	(34)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	11	(18)	(7)	16	(19)	(3)

1290 VT GAMCO SMALL COMPANY VALUE	IB	424	(347)	77	439	(334)	105

1290 VT HIGH YIELD BOND	IB	72	(29)	43	52	(32)	20

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	1	—	1	—	—	—

1290 VT MICRO CAP	IB	1	—	1	2	—	2

1290 VT SMALL CAP VALUE	IB	23	(7)	16	18	(4)	14

1290 VT SMARTBETA EQUITY	IB	19	(3)	16	14	(1)	13

1290 VT SOCIALLY RESPONSIBLE	IB	39	(36)	3	37	(39)	(2)

ALL ASSET GROWTH-ALT 20	IB	61	(64)	(3)	67	(71)	(4)

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CLASS 4	170	(86)	84	127	(92)	35

CHARTERSM MODERATE	B	2	—	2	1	(2)	(1)

CHARTERSM MULTI-SECTOR BOND	A	26	(43)	(17)	27	(51)	(24)

CHARTERSM MULTI-SECTOR BOND	B	28	(34)	(6)	31	(34)	(3)

CHARTERSM SMALL CAP GROWTH	B	37	(42)	(5)	36	(41)	(5)

CHARTERSM SMALL CAP VALUE	B	25	(46)	(21)	22	(53)	(31)

EQ/400 MANAGED VOLATILITY	IB	18	(11)	7	21	(16)	5

EQ/500 MANAGED VOLATILITY	IB	34	(25)	9	35	(26)	9

EQ/2000 MANAGED VOLATILITY	IB	11	(10)	1	17	(11)	6

EQ/AB DYNAMIC MODERATE GROWTH	IB	19	(19)	—	22	(30)	(8)

The accompanying notes are an integral part of these financial statements.

FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/AB SMALL CAP GROWTH	IA	64	(105)	(41)	56	(111)	(55)

EQ/AB SMALL CAP GROWTH	IB	81	(35)	46	57	(46)	11

EQ/AGGRESSIVE ALLOCATION	B	337	(349)	(12)	368	(384)	(16)

EQ/AMERICAN CENTURY MID CAP VALUE	IB	122	(49)	73	424	(11)	413

EQ/BALANCED STRATEGY	IA	—	(1)	(1)	1	(1)	—

EQ/BALANCED STRATEGY	IB	81	(96)	(15)	65	(99)	(34)

EQ/BLACKROCK BASIC VALUE EQUITY	IB	237	(272)	(35)	246	(314)	(68)

EQ/CAPITAL GUARDIAN RESEARCH	IB	47	(88)	(41)	53	(105)	(52)

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	37	(108)	(71)	45	(136)	(91)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	14	(22)	(8)	9	(24)	(15)

EQ/COMMON STOCK INDEX	IA	121	(412)	(291)	141	(454)	(313)

EQ/COMMON STOCK INDEX	IB	131	(102)	29	123	(107)	16

EQ/CONSERVATIVE ALLOCATION	B	101	(117)	(16)	98	(147)	(49)

EQ/CONSERVATIVE GROWTH STRATEGY	IB	54	(40)	14	53	(36)	17

EQ/CONSERVATIVE STRATEGY	IB	21	(11)	10	14	(20)	(6)

EQ/CONSERVATIVE-PLUS ALLOCATION	B	148	(187)	(39)	169	(222)	(53)

EQ/CORE BOND INDEX	IB	181	(147)	34	156	(155)	1

EQ/EMERGING MARKETS EQUITY PLUS	IB	67	(47)	20	85	(54)	31

EQ/EQUITY 500 INDEX	IA	185	(256)	(71)	221	(269)	(48)

EQ/EQUITY 500 INDEX	IB	659	(260)	399	574	(241)	333

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	235	(255)	(20)	2,028	(58)	1,970

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	52	(82)	(30)	61	(110)	(49)

EQ/FRANKLIN RISING DIVIDENDS	IB	80	(2)	78	15	—	15

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	12	(18)	(6)	16	(21)	(5)

The accompanying notes are an integral part of these financial statements.

FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	50	(78)	(28)	53	(78)	(25)

EQ/GLOBAL BOND PLUS	IB	47	(73)	(26)	66	(89)	(23)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	75	(157)	(82)	84	(169)	(85)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	45	(49)	(4)	343	(9)	334

EQ/GROWTH STRATEGY	IA	1	(1)	—	—	(1)	(1)

EQ/INTERMEDIATE GOVERNMENT BOND	IA	23	(31)	(8)	27	(38)	(11)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	11	(15)	(4)	11	(22)	(11)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	99	(141)	(42)	110	(155)	(45)

EQ/INTERNATIONAL EQUITY INDEX	IA	158	(240)	(82)	161	(271)	(110)

EQ/INTERNATIONAL EQUITY INDEX	IB	104	(52)	52	37	(51)	(14)

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	23	(19)	4	24	(14)	10

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	83	(137)	(54)	88	(148)	(60)

EQ/INVESCO COMSTOCK	IB	55	(82)	(27)	69	(91)	(22)

EQ/INVESCO GLOBAL REAL ESTATE	IB	83	(88)	(5)	598	(20)	578

EQ/INVESCO INTERNATIONAL GROWTH	IB	105	(92)	13	635	(18)	617

EQ/JANUS ENTERPRISE	IB	184	(163)	21	185	(169)	16

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	177	(109)	68	235	(104)	131

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	14	(28)	(14)	19	(25)	(6)

EQ/LARGE CAP GROWTH INDEX	IB	243	(221)	22	282	(262)	20

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	103	(256)	(153)	114	(275)	(161)

EQ/LARGE CAP VALUE INDEX	IB	172	(112)	60	153	(112)	41

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	151	(391)	(240)	172	(484)	(312)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	19	(52)	(33)	20	(54)	(34)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	420	(307)	113	2,182	(55)	2,127

The accompanying notes are an integral part of these financial statements.

FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/LOOMIS SAYLES GROWTH	IB	51	(62)	(11)	63	(75)	(12)

EQ/MFS INTERNATIONAL GROWTH	IB	166	(104)	62	175	(109)	66

EQ/MFS INTERNATIONAL VALUE	IB	485	(287)	198	2,554	(61)	2,493

EQ/MFS MID CAP FOCUSED GROWTH	IB	198	(130)	68	929	(28)	901

EQ/MFS TECHNOLOGY	IB	138	(104)	34	520	(23)	497

EQ/MFS UTILITIES SERIES	IB	93	(101)	(8)	635	(20)	615

EQ/MID CAP INDEX	IB	405	(316)	89	382	(326)	56

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	83	(173)	(90)	89	(217)	(128)

EQ/MODERATE ALLOCATION	A	442	(1,176)	(734)	501	(1,329)	(828)

EQ/MODERATE ALLOCATION	B	352	(364)	(12)	374	(396)	(22)

EQ/MODERATE GROWTH STRATEGY	IB	130	(74)	56	143	(68)	75

EQ/MODERATE-PLUS ALLOCATION	B	508	(649)	(141)	552	(724)	(172)

EQ/MONEY MARKET	IA	33,998	(33,710)	288	25,996	(25,995)	1

EQ/MONEY MARKET	IB	296,334	(298,513)	(2,179)	227,353	(227,066)	287

EQ/OPPENHEIMER GLOBAL	IB	219	(139)	80	230	(135)	95

EQ/PIMCO GLOBAL REAL RETURN	IB	127	(78)	49	120	(78)	42

EQ/PIMCO ULTRA SHORT BOND	IA	—	—	—	—	—	—

EQ/PIMCO ULTRA SHORT BOND	IB	97	(130)	(33)	115	(139)	(24)

EQ/QUALITY BOND PLUS	IA	26	(45)	(19)	30	(49)	(19)

EQ/QUALITY BOND PLUS	IB	32	(36)	(4)	31	(39)	(8)

EQ/SMALL COMPANY INDEX	IB	157	(125)	32	127	(127)	—

EQ/T. ROWE PRICE GROWTH STOCK	IB	457	(306)	151	516	(317)	199

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	36	(43)	(7)	34	(50)	(16)

EQ/UBS GROWTH & INCOME	IB	30	(36)	(6)	37	(47)	(10)

The accompanying notes are an integral part of these financial statements.

FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/WELLINGTON ENERGY	IB	217	(158)	59	566	(26)	540

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	18	(9)	9	13	(8)	5

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	65	(35)	30	65	(30)	35

INVESCO OPPENHEIMER V.I. MAIN STREET FUND	SERIES II	7	(2)	5	7	(4)	3

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	65	(38)	27	82	(42)	40

INVESCO V.I. HIGH YIELD FUND	SERIES II	88	(53)	35	76	(66)	10

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	20	(18)	2	24	(21)	3

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	10	(10)	—	9	(10)	(1)

IVY VIP HIGH INCOME	CLASS II	305	(226)	79	338	(249)	89

IVY VIP SMALL CAP GROWTH	CLASS II	62	(40)	22	78	(38)	40

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	19	(13)	6	18	(16)	2

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	40	(13)	27	16	(12)	4

MULTIMANAGER AGGRESSIVE EQUITY	IA	115	(405)	(290)	182	(516)	(334)

MULTIMANAGER AGGRESSIVE EQUITY	IB	21	(32)	(11)	23	(23)	—

MULTIMANAGER CORE BOND	IB	135	(120)	15	95	(149)	(54)

MULTIMANAGER MID CAP GROWTH	IB	25	(48)	(23)	32	(51)	(19)

MULTIMANAGER MID CAP VALUE	IB	12	(28)	(16)	14	(32)	(18)

MULTIMANAGER TECHNOLOGY	IB	95	(123)	(28)	116	(127)	(11)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	32	(21)	11	30	(20)	10

TARGET 2015 ALLOCATION	B	27	(23)	4	24	(56)	(32)

TARGET 2025 ALLOCATION	B	99	(70)	29	96	(90)	6

TARGET 2035 ALLOCATION	B	121	(45)	76	113	(52)	61

TARGET 2045 ALLOCATION	B	97	(42)	55	84	(37)	47

TARGET 2055 ALLOCATION	B	89	(16)	73	67	(11)	56

The accompanying notes are an integral part of these financial statements.

FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	126	(83)	43	137	(103)	34

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	116	(90)	26	105	(100)	5

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2019

1.	Organization

AXA Equitable Life Insurance Company (“AXA Equitable”) Separate Account A (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, AXA Premier VIP Trust (“VIP”), EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, MFS® Variable Insurance Trusts, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco Oppenheimer V.I. Main Street Fund(1)
•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. High Yield Fund
•	Invesco V.I. Mid Cap Core Equity Fund
•	Invesco V.I. Small Cap Equity Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Bond FundSM

AXA Premier VIP Trust*

•	CharterSM Moderate
•	CharterSM Multi-Sector Bond
•	CharterSM Small Cap Growth
•	CharterSM Small Cap Value
•	EQ/Aggressive Allocation(2)
•	EQ/Conservative Allocation(3)
•	EQ/Conservative-Plus Allocation(4)
•	EQ/Moderate Allocation(5)
•	EQ/Moderate-Plus Allocation(6)
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Low Volatility Global Equity
•	1290 VT Micro Cap
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	All Asset Growth-Alt 20
•	EQ/400 Managed Volatility(7)
•	EQ/500 Managed Volatility(8)
•	EQ/2000 Managed Volatility(9)
•	EQ/AB Dynamic Moderate Growth(10)
•	EQ/AB Short Duration Government Bond(11)(36)
•	EQ/AB Small Cap Growth(12)
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy(13)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Guardian Research
•	EQ/ClearBridge Large Cap Growth(14)
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy(15)
•	EQ/Conservative Strategy(16)
•	EQ/Core Bond Index
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap(17)
•	EQ/Franklin Balanced Managed Volatility(18)
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Small Cap Value Managed Volatility(19)
•	EQ/Franklin Templeton Allocation Managed Volatility(20)
•	EQ/Global Bond PLUS
•	EQ/Global Equity Managed Volatility(21)
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy(22)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility(23)
•	EQ/International Equity Index
•	EQ/International Managed Volatility(24)
•	EQ/International Value Managed Volatility(25)
•	EQ/Invesco Comstock
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Janus Enterprise(26)

FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Continued)

•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility(27)
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility(28)
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility(29)
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth(30)
•	EQ/MFS International Growth
•	EQ/MFS International Value
•	EQ/MFS Mid Cap Focused Growth(31)
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility(32)
•	EQ/Moderate Growth Strategy(33)
•	EQ/Money Market
•	EQ/Oppenheimer Global
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/Templeton Global Equity Managed Volatility(34)
•	EQ/UBS Growth & Income
•	EQ/Wellington Energy(35)
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Mid Cap Growth
•	Multimanager Mid Cap Value
•	Multimanager Technology

Fidelity® Variable Insurance Products Fund

•	Fidelity® VIP Equity-Income Portfolio
•	Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Templeton Global Bond VIP Fund

Ivy Variable Insurance Portfolios

•	Ivy VIP High Income
•	Ivy VIP Small Cap Growth

MFS® Variable Insurance Trusts

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

VanEck VIP Trust

•	VanEck VIP Global Hard Assets Fund

*	An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

(1)	Formerly known as Oppenheimer Main Street Fund®/VA.
(2)	Formerly known as AXA Aggressive Allocation.
(3)	Formerly known as AXA Conservative Allocation.
(4)	Formerly known as AXA Conservative-Plus Allocation.
(5)	Formerly known as AXA Moderate Allocation.
(6)	Formerly known as AXA Moderate-Plus Allocation.
(7)	Formerly known as AXA 400 Managed Volatility.
(8)	Formerly known as AXA 500 Managed Volatility.
(9)	Formerly known as AXA 2000 Managed Volatility.
(10)	Formerly known as AXA/AB Dynamic Moderate Growth.
(11)	Formerly known as AXA/AB Short Duration Government Bond.
(12)	Formerly known as AXA/AB Small Cap Growth.
(13)	Formerly known as AXA Balanced Strategy.
(14)	Formerly known as AXA/ClearBridge Large Cap Growth.
(15)	Formerly known as AXA Conservative Growth Strategy.
(16)	Formerly known as AXA Conservative Strategy.
(17)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap.
(18)	Formerly known as AXA/Franklin Balanced Managed Volatility.
(19)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility.
(20)	Formerly known as AXA/Franklin Templeton Allocation Managed Volatility.
(21)	Formerly known as AXA Global Equity Managed Volatility.
(22)	Formerly known as AXA Growth Strategy.
(23)	Formerly known as AXA International Core Managed Volatility.
(24)	Formerly known as AXA International Managed Volatility.
(25)	Formerly known as AXA International Value Managed Volatility.
(26)	Formerly known as AXA/Janus Enterprise.
(27)	Formerly known as AXA Large Cap Core Managed Volatility.
(28)	Formerly known as AXA Large Cap Growth Managed Volatility.
(29)	Formerly known as AXA Large Cap Value Managed Volatility.
(30)	Formerly known as AXA/Loomis Sayles Growth.
(31)	Formerly known as EQ/Ivy Mid Cap Growth.
(32)	Formerly known as AXA Mid Cap Value Managed Volatility.
(33)	Formerly known as AXA Moderate Growth Strategy.
(34)	Formerly known as AXA/Templeton Global Equity Managed Volatility.
(35)	Formerly known as EQ/Ivy Energy.
(36)	The Variable Investment Option had no units at December 31, 2019 and 2018, thus the Variable Investment Option is excluded from all other sections of the financial statements.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST® Contracts), individual tax-favored and non-qualified contracts (Variable

FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Concluded)

Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts (“Contracts”).

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable’s other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The amount retained by AXA Equitable in the Account arises primarily from (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under EQUI-VEST® Series 100 through 801, EQUI-VEST® Vantage Series 900, EQUI-VEST® Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST® At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions

FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

2.	Significant Accounting Policies (Concluded)

and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout(annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable’s General Account, and fixed maturity options of Separate Account No. 48.

Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable’s General Account to provide for other policy benefits. AXA Equitable’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

•	EQUI-VEST® Series 100 through 801

•	EQUI-VEST® Vantage Series 900

•	EQUI-VEST® Strategies Series 900 and 901

•	Momentum

•	Momentum Plus

•	Variable Immediate Annuity

Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

•	EQUI-VEST® Series 100 through 801

•	EQUI-VEST® Strategies Series 900 and 901

•	EQUIPLAN

•	Old Contracts

Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2019 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$202,724	$4,609
1290 VT DoubleLine Dynamic Allocation	3,360,286	1,775,287
1290 VT DoubleLine Opportunistic Bond	5,707,380	1,636,251
1290 VT Equity Income	13,971,017	17,298,847
1290 VT GAMCO Mergers & Acquisitions	2,724,904	3,009,577
1290 VT GAMCO Small Company Value	183,335,575	132,329,311
1290 VT High Yield Bond	9,510,736	3,640,032
1290 VT Low Volatility Global Equity	103,302	45,518
1290 VT Micro Cap	250,084	52,104
1290 VT Small Cap Value	3,214,617	822,856
1290 VT SmartBeta Equity	2,728,210	470,006
1290 VT Socially Responsible	9,008,029	7,396,026
All Asset Growth-Alt 20	15,185,852	12,081,255
American Funds Insurance Series® Bond FundSM	19,431,721	9,746,169
CharterSM Moderate	210,424	66,674
CharterSM Multi-Sector Bond	8,940,862	11,957,893
CharterSM Small Cap Growth	14,943,067	10,272,092
CharterSM Small Cap Value	10,902,651	14,413,027
EQ/400 Managed Volatility	4,463,835	2,608,487
EQ/500 Managed Volatility	9,468,021	6,458,303
EQ/2000 Managed Volatility	2,873,833	2,050,945
EQ/AB Dynamic Moderate Growth	3,273,608	3,111,172
EQ/AB Small Cap Growth	88,549,349	64,759,111
EQ/Aggressive Allocation	144,612,945	85,806,474
EQ/American Century Mid Cap Value	28,818,306	12,407,453
EQ/Balanced Strategy	16,006,364	16,807,166
EQ/BlackRock Basic Value Equity	129,237,843	101,257,453

FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Capital Guardian Research	$40,133,227	$28,048,949
EQ/ClearBridge Large Cap Growth	19,578,098	28,689,139
EQ/ClearBridge Select Equity Managed Volatility	2,822,831	4,124,842
EQ/Common Stock Index	268,066,619	350,190,455
EQ/Conservative Allocation	17,700,383	17,110,597
EQ/Conservative Growth Strategy	8,008,184	5,748,732
EQ/Conservative Strategy	2,563,772	1,465,001
EQ/Conservative-Plus Allocation	34,818,897	31,838,749
EQ/Core Bond Index	23,866,194	18,933,638
EQ/Emerging Markets Equity PLUS	6,511,471	4,766,367
EQ/Equity 500 Index	348,735,832	250,208,909
EQ/Fidelity Institutional AM® Large Cap	58,288,492	65,520,461
EQ/Franklin Balanced Managed Volatility	12,077,244	13,743,525
EQ/Franklin Rising Dividends	8,770,578	358,048
EQ/Franklin Small Cap Value Managed Volatility	3,471,047	3,359,157
EQ/Franklin Templeton Allocation Managed Volatility	12,138,255	12,085,448
EQ/Global Bond PLUS	6,226,732	9,568,327
EQ/Global Equity Managed Volatility	37,913,342	49,429,412
EQ/Goldman Sachs Mid Cap Value	9,541,164	9,431,441
EQ/Growth Strategy	52,534	129,572
EQ/Intermediate Government Bond	6,411,131	8,084,677
EQ/International Core Managed Volatility	19,515,680	20,999,012
EQ/International Equity Index	46,260,896	47,266,593
EQ/International Managed Volatility	3,238,948	2,375,294
EQ/International Value Managed Volatility	19,240,674	21,281,786
EQ/Invesco Comstock	18,693,484	18,252,701
EQ/Invesco Global Real Estate	22,573,474	16,223,231
EQ/Invesco International Growth	17,874,581	13,802,804
EQ/Janus Enterprise	75,323,587	51,211,301
EQ/JPMorgan Value Opportunities	47,988,428	28,885,582
EQ/Large Cap Core Managed Volatility	5,656,636	5,815,387
EQ/Large Cap Growth Index	77,493,859	49,515,865
EQ/Large Cap Growth Managed Volatility	101,787,322	98,558,691
EQ/Large Cap Value Index	28,981,100	14,703,136
EQ/Large Cap Value Managed Volatility	96,357,279	95,365,245
EQ/Lazard Emerging Markets Equity	53,234,992	35,043,716
EQ/Loomis Sayles Growth	22,380,811	21,781,107
EQ/MFS International Growth	43,978,104	24,263,653
EQ/MFS International Value	105,265,355	66,598,287
EQ/MFS Mid Cap Focused Growth	41,335,973	29,205,222
EQ/MFS Technology	52,895,167	41,723,419
EQ/MFS Utilities Series	22,859,780	22,014,184
EQ/Mid Cap Index	131,490,752	81,649,076
EQ/Mid Cap Value Managed Volatility	56,047,266	56,543,441
EQ/Moderate Allocation	223,199,274	214,521,110
EQ/Moderate Growth Strategy	22,754,318	12,144,863
EQ/Moderate-Plus Allocation	195,367,199	143,994,948
EQ/Money Market	379,827,035	384,476,034
EQ/Oppenheimer Global	43,119,433	28,984,142
EQ/PIMCO Global Real Return	15,460,323	9,041,683
EQ/PIMCO Ultra Short Bond	12,109,930	14,813,622
EQ/Quality Bond PLUS	9,761,075	13,565,384
EQ/Small Company Index	70,408,958	40,756,936

FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
EQ/T. Rowe Price Growth Stock	$151,456,852	$97,864,620
EQ/Templeton Global Equity Managed Volatility	8,728,852	6,461,284
EQ/UBS Growth & Income	7,771,185	8,572,443
EQ/Wellington Energy	16,237,031	12,282,162
Fidelity® VIP Equity-Income Portfolio	4,808,798	1,957,315
Fidelity® VIP Mid Cap Portfolio	19,660,233	7,508,100
Invesco Oppenheimer V.I. Main Street Fund	3,113,008	754,154
Invesco V.I. Diversified Dividend Fund	17,094,333	7,921,641
Invesco V.I. High Yield Fund	14,485,703	7,453,207
Invesco V.I. Mid Cap Core Equity Fund	6,162,202	3,361,256
Invesco V.I. Small Cap Equity Fund	3,263,659	2,125,238
Ivy VIP High Income	67,253,065	40,540,708
Ivy VIP Small Cap Growth	14,430,013	7,539,203
MFS® Investors Trust Series	6,165,985	3,748,653
MFS® Massachusetts Investors Growth Stock Portfolio	14,412,169	4,147,079
Multimanager Aggressive Equity	92,148,891	98,026,191
Multimanager Core Bond	24,146,611	19,807,671
Multimanager Mid Cap Growth	13,149,019	13,325,107
Multimanager Mid Cap Value	7,320,081	7,473,785
Multimanager Technology	55,958,317	46,897,453
PIMCO CommodityRealReturn® Strategy Portfolio	2,281,653	1,369,119
Target 2015 Allocation	4,968,378	3,649,081
Target 2025 Allocation	20,753,471	12,516,352
Target 2035 Allocation	24,247,182	8,564,868
Target 2045 Allocation	20,748,964	7,953,173
Target 2055 Allocation	11,420,061	2,151,968
Templeton Global Bond VIP Fund	19,745,833	10,515,073
VanEck VIP Global Hard Assets Fund	5,734,906	4,758,532

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with AXA Distributions, LLC (“AXA Distributors”), a wholly-owned subsidiary of AXA Equitable and an affiliate of AXA Equitable Funds Management Group, LLC (“FMG LLC”). The Distribution Plans provide that AXA Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FMG LLC, a wholly-owned subsidiary of AXA Equitable serves as investment adviser of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective

FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

5.	Expenses and Related Party Transactions (Concluded)

Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.58% to a high of 1.75% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable, AXA Advisors, LLC (“AXA Advisors”) or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios’ average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries (“AXA Network”). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

AXA Equitable serves as the transfer agent for EQAT and VIP.

6.	Reorganizations

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2019.

In October 2018, AXA Equitable replaced certain portfolios (each a “Substituted Portfolio” and together, the “Substituted Portfolios”) which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a “Replacement Portfolio” and together, the “Replacement Portfolios”). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganizations (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	American Century VP Mid Cap Value Fund	EQ/American Century Mid Cap Value
Share Class	Class II	Class IB
Shares	4,231,054	4,231,054
Net Asset Value	$20.52	$20.52
Net Assets Before Substitution	$86,821,219	$—
Net Assets After Substitution	$—	$86,821,219
Realized Loss	$(786,460)

October 22, 2018	Fidelity® VIP Contrafund® Portfolio	EQ/Fidelity Institutional AM® Large Cap(1)
Share Class	Service Class 2	Class IB
Shares	12,834,420	12,834,420
Net Asset Value	$34.69	$34.69
Net Assets Before Substitution	$445,226,036	$—
Net Assets After Substitution	$—	$445,226,036
Realized Gain	$15,503,527

October 22, 2018	Goldman Sachs VIT Mid Cap Value Fund	EQ/Goldman Sachs Mid Cap Value
Share Class	Service Shares	Class IB
Shares	3,325,736	3,325,736
Net Asset Value	$16.69	$16.69
Net Assets Before Substitution	$55,506,528	$—
Net Assets After Substitution	$—	$55,506,528
Realized Gain	$769,536

October 22, 2018	Invesco V.I. Global Real Estate Fund	EQ/Invesco Global Real Estate
Share Class	Series II	Class IB
Shares	5,717,680	5,717,680
Net Asset Value	$15.23	$15.23
Net Assets Before Substitution	$87,080,260	$—
Net Assets After Substitution	$—	$87,080,260
Realized Loss	$(7,135,653)

October 22, 2018	Invesco V.I. International Growth Fund	EQ/Invesco International Growth
Share Class	Series II	Class IB
Shares	2,259,342	2,259,342
Net Asset Value	$34.38	$34.38
Net Assets Before Substitution	$77,676,166	$—
Net Assets After Substitution	$—	$77,676,166
Realized Loss	$(2,036,889)

October 22, 2018	Lazard Retirement Emerging Markets Equity Portfolio	EQ/Lazard Emerging Markets Equity
Share Class	Service Shares	Class IB
Shares	10,646,459	10,646,459
Net Asset Value	$19.44	$19.44
Net Assets Before Substitution	$206,967,165	$—
Net Assets After Substitution	$—	$206,967,165
Realized Loss	$(6,167,064)

FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganizations (Concluded)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	MFS® International Value Portfolio	EQ/MFS International Value
Share Class	Service Class	Class IB
Shares	18,095,012	18,095,012
Net Asset Value	$25.69	$25.69
Net Assets Before Substitution	$464,860,861	$—
Net Assets After Substitution	$—	$464,860,861
Realized Gain	$26,354,729

October 22, 2018	IVY VIP Mid Cap Growth	EQ/MFS Mid Cap Focused Growth(2)
Share Class	Class II	Class IB
Shares	13,309,356	13,309,356
Net Asset Value	$12.14	$12.14
Net Assets Before Substitution	$161,602,201	$—
Net Assets After Substitution	$—	$161,602,201
Realized Gain	$21,433,806

October 22, 2018	MFS® Technology Portfolio	EQ/MFS Technology
Share Class	Service Class	Class IB
Shares	9,271,120	9,271,120
Net Asset Value	$18.36	$18.36
Net Assets Before Substitution	$170,217,759	$—
Net Assets After Substitution	$—	$170,217,759
Realized Gain	$22,084,808

October 22, 2018	MFS® Utilities Series	EQ/MFS Utilities Series
Share Class	Service Class	Class IB
Shares	3,797,383	3,797,383
Net Asset Value	$29.84	$29.84
Net Assets Before Substitution	$113,313,897	$—
Net Assets After Substitution	$—	$113,313,897
Realized Gain	$4,934,174

October 22, 2018	IVY VIP Energy	EQ/Wellington Energy(3)
Share Class	Class II	Class IB
Shares	9,523,336	9,523,336
Net Asset Value	$5.72	$5.72
Net Assets Before Substitution	$54,466,814	$—
Net Assets After Substitution	$—	$54,466,814
Realized Loss	$(1,396,919)

(1)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap.
(2)	Formerly known as EQ/Ivy Mid Cap Growth.
(3)	Formerly known as EQ/Ivy Energy.

FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total
Old Contracts	0.58%	0.16%	—	0.74%
EQUIPLAN® Contracts	0.58%	0.16%	—	0.74%
EQUI-VEST® Series 100

EQ/Money Market,
EQ/Common Stock Index	0.56%	0.60%	0.24%	1.40%

All Other Funds	0.50%	0.60%	0.24%	1.34%

Momentum Contracts

EQ/Money Market,
EQ/Common Stock Index	0.65%	0.60%	0.24%	1.49%

All Other Funds	0.50%	0.60%	0.24%	1.34%

EQUI-VEST® Series 200

EQ/Money Market,
EQ/Common Stock Index	1.15%	0.25%	—	1.40%

All Other Funds	1.09%	0.25%	—	1.34%

EQUI-VEST® Series 201

All Other Funds	0.95%	0.25%	—	1.20%

EQUI-VEST® Series 300 and 400 Contracts

EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Alloocation	1.10%	0.25%	—	1.35%

All Other Funds	1.10%	0.24%	—	1.34%

Momentum Plus Contracts	1.10%	0.25%	—	1.35%
EQUI-VEST®Series 500 Contracts	1.20%	0.25%	—	1.45%
EQUI-VEST® at Retirement

1.30% All Funds	0.80%	0.50%	—	1.30%

1.25% All Funds	0.75%	0.50%	—	1.25%

EQUI-VEST®Series 600 and 800 Contracts	0.95%	0.25%	—	1.20%
EQUI-VEST® Vantage Contracts

0.90% All Funds	0.90%	—	—	0.90%

0.70% All Funds	0.70%	—	—	0.70%

0.50% All Funds	0.50%	—	—	0.50%

EQUI-VEST® Strategies Contracts Series 900

1.20% All Funds	1.20%	—	—	1.20%

0.90% All Funds	0.90%	—	—	0.90%

0.70% All Funds	0.70%	—	—	0.70%

0.50% All Funds	0.50%	—	—	0.50%

0.25% All Funds	0.25%	—	—	0.25%

FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total

EQUI-VEST® Strategies Contracts Series 901

0.00% All Funds	0.00%	—	—	0.00%

0.10% All Funds	0.10%	—	—	0.10%

0.25% All Funds	0.25%	—	—	0.25%

0.50% All Funds	0.50%	—	—	0.50%

0.60% All Funds	0.60%	—	—	0.60%

0.70% All Funds	0.70%	—	—	0.70%

0.80% All Funds	0.80%	—	—	0.80%

0.90% All Funds	0.90%	—	—	0.90%

1.00% All Funds	1.00%	—	—	1.00%

1.10% All Funds	1.10%	—	—	1.10%

1.15% All Funds	1.15%	—	—	1.15%
EQUI-VEST® Express Series 700 Contracts	0.70%	0.25%	—	0.95%
EQUI-VEST® Express Series 701 Contracts

1.10% All Funds	0.85%	0.25%	—	1.10%

EQUI-VEST® Series 801 Contracts

1.25% All Funds	1.00%	0.25%	—	1.25%

Variable Immediate Annuity

0.50% All Funds	0.40%	0.10%	—	0.50%

Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the “Cap”). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable’s General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

For EQUI-VEST® Series 100/200 and EQUI-VEST® Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST® Vantage and EQUI-VEST® Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST® series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable’s general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

For the series 300 and 400 contracts, although the charge is 0.25%, we currently charge 0.24% for all the variable investment options except the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and the EQ/Money Market options (we reserve the right to increase this charge to 0.25% for all the variable investment options at our discretion). For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contracts. For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/

FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

Common Stock Index, and EQ/Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment option plus the Trust’s annual expenses for 2019 would have been 2.50% for the AXA Moderate Allocation option; 2.39% for the Multimanager Aggressive Equity option; 2.09% for the EQ/Common Stock Index option; and 2.11% for the EQ/Money Market option.

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Annual Administrative charge	Annual	Low – $0 depending on the product and account value.	Unit liquidation from account value

		High – Depending on account value, $50 if the account value on the last business day of the contract year is less than $100,000.	Unit liquidation from account value

Withdrawal Charge	At time of transaction	Low – 5% of withdrawals or contributions made in the current and prior five participation years, whichever is less.	Unit liquidation from account value

High – 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

Plan Loan charges	At time of transaction	$25 set-up fee and $6.25 quarterly recordkeeping fee or $300 per plan (prorated on the first year).	Unit liquidation from account value

Variable Immediate Annuity Payout option	At time of transaction	$350 annuity administration fee	Unit liquidation from account value

Charge for third-party transfer or exchange	At time of transaction	$0 to $65	Unit liquidation from account value

Enhanced death benefit charge	Participation date	0.15% of account value	Unit liquidation from account value

Guaranteed Minimum Income Benefit		0.65%	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life		Low – 0.60% for single life option; 0.75% for joint life option High – 0.75% for single life; 0.90% for joint life

Sales Premium and Other Applicable Taxes		Current tax charge varies by jurisdiction and ranges from 0% to 3.5%	Deducted from the amount applied to provide an annuity payout option

Guaranteed minimum death benefit		Standard death benefit (available only with the guaranteed minimum income benefit) - 0.00%	Unit liquidation from

GWBL Standard death benefit - 0.00%

FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Annual Rachet to age 85 — 0.25% of the Annual Rachet to age 85 benefit base

Greater of 6% Roll-Up to age 85 or Annual Rachet to age 85 — 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL Enhanced death benefit — 0.30% of the GWBL Enhance death benefit base

Personal Income Benefit Charge	Contract/Participation Date Anniversary	1.00% of the Personal Income Benefit account value	Unit liquidation from account value

Managed Account Service Fee	Quarterly	The managed Account Service (“MAS”) Advisory fee is a quarterly fee that can be charged at an annual rate of up to 0.60%. The amount of the fee may be lower and varies among broker-dealers. The fee will be deducted pro rata from the Non- Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. The MAS Advisory fee does not apply to Personal Income Benefit related assets.	Unit liquidation from account value

Wire Transfer Charge	At time of transaction	$90 for outgoing wire transfers	Unit liquidation from account value

Express Mail Charge	At time of transaction	$35 for checks sent by express delivery	Unit liquidation from account value

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities
2019	Lowest contract charge 1.20% Class IB(e)	$115.76	—	—	—	22.46%
	Highest contract charge 1.25% Class IB	$115.69	—	—	—	22.40%
	All contract charges	—	2	$222	7.68%	—
2018	Lowest contract charge 1.25% Class IB(e)	$94.52	—	—	—	(5.59)%
	Highest contract charge 1.25% Class IB(e)	$94.52	—	—	—	(5.59)%
	All contract charges	—	—	$15	8.47%	—

1290 VT DoubleLine Dynamic Allocation
2019	Lowest contract charge 0.50% Class IB	$134.93	—	—	—	17.50%
	Highest contract charge 1.34% Class IB	$127.53	—	—	—	16.51%
	All contract charges	—	107	$13,637	2.12%	—
2018	Lowest contract charge 0.50% Class IB	$114.83	—	—	—	(4.59)%
	Highest contract charge 1.34% Class IB	$109.46	—	—	—	(5.41)%
	All contract charges	—	97	$10,730	1.64%	—

FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT DoubleLine Dynamic Allocation (Continued)
2017	Lowest contract charge 0.50% Class IB	$120.36	—	—	—	9.07%
	Highest contract charge 1.34% Class IB	$115.72	—	—	—	8.15%
	All contract charges	—	98	$11,438	0.62%	—
2016	Lowest contract charge 0.50% Class IB	$110.35	—	—	—	8.06%
	Highest contract charge 1.34% Class IB	$107.00	—	—	—	7.16%
	All contract charges	—	75	$7,993	1.70%	—
2015	Lowest contract charge 0.50% Class IB	$102.12	—	—	—	(4.20)%
	Highest contract charge 1.34% Class IB	$99.85	—	—	—	(5.01)%
	All contract charges	—	54	$5,512	0.98%	—

1290 VT DoubleLine Opportunistic Bond
2019	Lowest contract charge 0.50% Class IB	$112.11	—	—	—	7.57%
	Highest contract charge 1.25% Class IB	$108.25	—	—	—	6.77%
	All contract charges	—	122	$13,480	3.40%	—
2018	Lowest contract charge 0.50% Class IB	$104.22	—	—	—	(1.43)%
	Highest contract charge 1.25% Class IB	$101.39	—	—	—	(2.18)%
	All contract charges	—	88	$8,972	3.28%	—
2017	Lowest contract charge 0.50% Class IB	$105.73	—	—	—	3.41%
	Highest contract charge 1.25% Class IB	$103.65	—	—	—	2.64%
	All contract charges	—	61	$6,425	2.18%	—
2016	Lowest contract charge 0.50% Class IB	$102.24	—	—	—	4.35%
	Highest contract charge 1.25% Class IB	$100.98	—	—	—	3.56%
	All contract charges	—	26	$2,603	4.08%	—
2015	Lowest contract charge 0.50% Class IB(b)	$97.98	—	—	—	(2.28)%
	Highest contract charge 1.25% Class IB(b)	$97.51	—	—	—	(2.72)%
	All contract charges	—	7	$678	3.46%	—

1290 VT Equity Income
2019	Lowest contract charge 0.50% Class IB	$262.74	—	—		23.60%
	Highest contract charge 1.45% Class IB	$227.03	—	—	—	22.41%
	All contract charges	—	483	$112,168	2.28%	—
2018	Lowest contract charge 0.50% Class IB	$212.58	—	—	—	(12.14)%
	Highest contract charge 1.45% Class IB	$185.46	—	—	—	(12.98)%
	All contract charges	—	510	$96,565	1.98%	—
2017	Lowest contract charge 0.50% Class IB	$241.94	—	—	—	15.26%
	Highest contract charge 1.45% Class IB	$213.12	—	—	—	14.16%
	All contract charges	—	544	$117,542	1.67%	—
2016	Lowest contract charge 0.50% Class IB	$209.90	—	—	—	12.42%
	Highest contract charge 1.45% Class IB	$186.68	—	—	—	11.35%
	All contract charges	—	569	$107,751	2.00%	—
2015	Lowest contract charge 0.50% Class IB	$186.71	—	—	—	(2.19)%
	Highest contract charge 1.45% Class IB	$167.65	—	—	—	(3.13)%
	All contract charges	—	604	$102,239	1.58%	—

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 0.50% Class IB	$183.63	—	—	—	8.08%
	Highest contract charge 1.35% Class IB	$161.92	—	—	—	7.16%
	All contract charges	—	97	$15,854	4.13%	—
2018	Lowest contract charge 0.50% Class IB	$169.90	—	—	—	(5.39)%
	Highest contract charge 1.35% Class IB	$151.10	—	—	—	(6.20)%
	All contract charges	—	104	$15,733	1.46%	—
2017	Lowest contract charge 0.50% Class IB	$179.58	—	—	—	5.65%
	Highest contract charge 1.45% Class IB	$159.04	—	—	—	4.65%
	All contract charges	—	107	$17,240	0.16%	—
2016	Lowest contract charge 0.50% Class IB	$169.97	—	—	—	7.16%
	Highest contract charge 1.45% Class IB	$151.98	—	—	—	6.14%
	All contract charges	—	116	$17,653	0.01%	—
2015	Lowest contract charge 0.50% Class IB	$158.62	—	—	—	2.10%
	Highest contract charge 1.34% Class IB	$144.91	—	—	—	1.24%
	All contract charges	—	127	$18,277	0.00%	—

FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT GAMCO Small Company Value
2019	Lowest contract charge 0.00% Class IB	$145.12	—	—	—	23.35%
	Highest contract charge 1.45% Class IB	$367.32	—	—	—	21.56%
	All contract charges	—	3,073	$1,132,719	0.61%	—
2018	Lowest contract charge 0.00% Class IB	$117.65	—	—	—	(15.58)%
	Highest contract charge 1.45% Class IB	$302.16	—	—	—	(16.82)%
	All contract charges	—	2,996	$903,686	0.57%	—
2017	Lowest contract charge 0.00% Class IB	$139.36	—	—	—	16.09%
	Highest contract charge 1.45% Class IB	$363.24	—	—	—	14.42%
	All contract charges	—	2,891	$1,046,106	0.63%	—
2016	Lowest contract charge 0.00% Class IB(d)	$120.04	—	—	—	36.95%
	Highest contract charge 1.45% Class IB	$317.46	—	—	—	21.49%
	All contract charges	—	2,786	$878,428	0.52%	—
2015	Lowest contract charge 0.40% Class IB	$144.27	—	—	—	(6.08)%
	Highest contract charge 1.45% Class IB	$261.31	—	—	—	(7.07)%
	All contract charges	—	2,669	$692,281	0.54%	—

1290 VT High Yield Bond
2019	Lowest contract charge 0.50% Class IB	$128.20	—	—	—	12.35%
	Highest contract charge 1.34% Class IB	$121.17	—	—	—	11.40%
	All contract charges	—	176	$21,365	5.69%	—
2018	Lowest contract charge 0.50% Class IB	$114.11	—	—	—	(2.70)%
	Highest contract charge 1.34% Class IB	$108.77	—	—	—	(3.54)%
	All contract charges	—	133	$14,453	5.67%	—
2017	Lowest contract charge 0.50% Class IB	$117.28	—	—	—	5.94%
	Highest contract charge 1.45% Class IB	$112.18	—	—	—	4.94%
	All contract charges	—	113	$12,965	5.57%	—
2016	Lowest contract charge 0.50% Class IB	$110.70	—	—	—	11.17%
	Highest contract charge 1.34% Class IB	$107.33	—	—	—	10.23%
	All contract charges	—	78	$8,523	6.19%	—
2015	Lowest contract charge 0.50% Class IB	$99.58	—	—	—	(3.57)%
	Highest contract charge 1.34% Class IB	$97.37	—	—	—	(4.39)%
	All contract charges	—	55	$5,403	7.01%	—

1290 VT Low Volatility Global Equity
2019	Lowest contract charge 1.25% Class IB	$114.17	—	—	—	18.50%
	Highest contract charge 1.25% Class IB	$114.17	—	—	—	18.50%
	All contract charges	—	1	$77	4.04%	—
2018	Lowest contract charge 1.25% Class IB(e)	$96.35	—	—	—	(3.25)%
	Highest contract charge 1.25% Class IB(e)	$96.35	—	—	—	(3.25)%
	All contract charges	—	—	$15	8.67%	—

1290 VT Micro Cap
2019	Lowest contract charge 1.25% Class IB	$112.13	—	—	—	27.89%
	Highest contract charge 1.25% Class IB	$112.13	—	—	—	27.89%
	All contract charges	—	3	$356	0.16%	—
2018	Lowest contract charge 1.25% Class IB(e)	$87.68	—	—	—	(12.02)%
	Highest contract charge 1.25% Class IB(e)	$87.68	—	—	—	(12.02)%
	All contract charges	—	2	$137	0.05%	—

1290 VT Small Cap Value
2019	Lowest contract charge 0.50% Class IB	$134.23	—	—	—	25.21%
	Highest contract charge 1.25% Class IB	$129.60	—	—	—	24.27%
	All contract charges	—	44	$5,899	1.12%	—
2018	Lowest contract charge 0.50% Class IB	$107.20	—	—	—	(11.91)%
	Highest contract charge 1.25% Class IB	$104.29	—	—	—	(12.58)%
	All contract charges	—	28	$2,890	1.13%	—
2017	Lowest contract charge 0.50% Class IB	$121.70	—	—	—	12.22%
	Highest contract charge 1.25% Class IB	$119.30	—	—	—	11.37%
	All contract charges	—	14	$1,709	0.81%	—

FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT Small Cap Value (Continued)
2016	Lowest contract charge 0.50% Class IB	$108.45	—	—	—	23.63%
	Highest contract charge 1.25% Class IB(b)	$107.12	—	—	—	22.70%
	All contract charges	—	3	$307	3.23%	—
2015	Lowest contract charge 0.50% Class IB(b)	$87.72	—	—	—	(11.70)%
	Highest contract charge 1.20% Class IB(b)	$87.33	—	—	—	(12.07)%
	All contract charges	—	1	$76	0.81%	—

1290 VT SmartBeta Equity
2019	Lowest contract charge 0.50% Class IB	$144.58	—	—	—	26.29%
	Highest contract charge 1.25% Class IB	$139.60	—	—	—	25.35%
	All contract charges	—	39	$5,482	1.47%	—
2018	Lowest contract charge 0.50% Class IB	$114.48	—	—	—	(6.56)%
	Highest contract charge 1.25% Class IB	$111.37	—	—	—	(7.27)%
	All contract charges	—	23	$2,504	1.59%	—
2017	Lowest contract charge 0.50% Class IB	$122.52	—	—	—	21.12%
	Highest contract charge 1.25% Class IB	$120.10	—	—	—	20.20%
	All contract charges	—	10	$1,257	1.90%	—
2016	Lowest contract charge 0.50% Class IB(b)	$101.16	—	—	—	5.38%
	Highest contract charge 1.25% Class IB	$99.92	—	—	—	4.58%
	All contract charges	—	3	$392	2.12%	—
2015	Lowest contract charge 0.90% Class IB(b)	$95.76	—	—	—	(2.94)%
	Highest contract charge 1.25% Class IB(b)	$95.54	—	—	—	(3.15)%
	All contract charges	—	—	$74	3.31%	—

1290 VT Socially Responsible
2019	Lowest contract charge 0.00% Class IB	$165.75	—	—	—	30.27%
	Highest contract charge 1.45% Class IB	$257.44	—	—	—	28.38%
	All contract charges	—	321	$66,663	0.94%	—
2018	Lowest contract charge 0.00% Class IB	$127.24	—	—	—	(4.37)%
	Highest contract charge 1.45% Class IB	$200.53	—	—	—	(5.77)%
	All contract charges	—	318	$51,134	0.96%	—
2017	Lowest contract charge 0.00% Class IB(d)	$133.05	—	—	—	20.40%
	Highest contract charge 1.45% Class IB	$212.80	—	—	—	18.66%
	All contract charges	—	320	$54,460	1.05%	—
2016	Lowest contract charge 0.00% Class IB	$178.36	—	—	—	9.96%
	Highest contract charge 1.45% Class IB	$179.33	—	—	—	8.36%
	All contract charges	—	319	$45,604	1.20%	—
2015	Lowest contract charge 0.00% Class IB(c)	$162.21	—	—	—	(4.35)%
	Highest contract charge 1.45% Class IB	$165.49	—	—	—	(0.98)%
	All contract charges	—	329	$43,199	1.02%	—

All Asset Growth-Alt 20
2019	Lowest contract charge 0.50% Class IB	$194.20	—	—	—	18.49%
	Highest contract charge 1.45% Class IB	$175.92	—	—	—	17.37%
	All contract charges	—	493	$88,902	1.72%	—
2018	Lowest contract charge 0.50% Class IB	$163.89	—	—	—	(8.02)%
	Highest contract charge 1.45% Class IB	$149.89	—	—	—	(8.90)%
	All contract charges	—	496	$76,081	1.79%	—
2017	Lowest contract charge 0.50% Class IB	$178.18	—	—	—	15.32%
	Highest contract charge 1.45% Class IB	$164.54	—	—	—	14.22%
	All contract charges	—	500	$84,044	1.62%	—
2016	Lowest contract charge 0.50% Class IB	$154.51	—	—	—	9.02%
	Highest contract charge 1.45% Class IB	$144.06	—	—	—	7.98%
	All contract charges	—	404	$59,126	1.36%	—
2015	Lowest contract charge 0.50% Class IB	$141.73	—	—	—	(4.44)%
	Highest contract charge 1.45% Class IB	$133.41	—	—	—	(5.36)%
	All contract charges	—	391	$52,828	0.83%	—

FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
American Funds Insurance Series® Bond FundSM
2019	Lowest contract charge 0.50% Class 4	$113.24	—	—	—	8.54%
	Highest contract charge 1.45% Class 4	$106.24	—	—	—	7.50%
	All contract charges	—	552	$59,762	2.61%	—
2018	Lowest contract charge 0.50% Class 4	$104.33	—	—	—	(1.39)%
	Highest contract charge 1.45% Class 4	$98.83	—	—	—	(2.33)%
	All contract charges	—	468	$47,002	2.31%	—
2017	Lowest contract charge 0.50% Class 4	$105.80	—	—	—	2.78%
	Highest contract charge 1.45% Class 4	$101.19	—	—	—	1.80%
	All contract charges	—	433	$44,600	2.08%	—
2016	Lowest contract charge 0.50% Class 4	$102.94	—	—	—	2.29%
	Highest contract charge 1.45% Class 4	$99.40	—	—	—	1.31%
	All contract charges	—	362	$36,249	1.73%	—
2015	Lowest contract charge 0.50% Class 4	$100.64	—	—	—	(0.57)%
	Highest contract charge 1.45% Class 4	$98.11	—	—	—	(1.53)%
	All contract charges	—	247	$24,490	1.87%	—

CharterSM Moderate
2019	Lowest contract charge 0.50% Class B	$114.33	—	—	—	14.25%
	Highest contract charge 1.25% Class B	$112.05	—	—	—	13.39%
	All contract charges	—	4	$485	2.57%	—
2018	Lowest contract charge 0.50% Class B	$100.07	—	—	—	(5.31)%
	Highest contract charge 1.25% Class B	$98.82	—	—	—	(6.03)%
	All contract charges	—	2	$307	1.45%	—
2017	Lowest contract charge 0.50% Class B	$105.68	—	—	—	5.44%
	Highest contract charge 1.25% Class B	$105.16	—	—	—	4.95%
	All contract charges	—	3	$324	1.87%	—

CharterSM Multi-Sector Bond
2019	Lowest contract charge 0.70% Class A	$127.87	—	—	—	6.16%
	Highest contract charge 1.45% Class A	$101.07	—	—	—	5.36%
	All contract charges	—	303	$52,479	2.06%	—
2018	Lowest contract charge 0.70% Class A	$120.45	—	—	—	(1.20)%
	Highest contract charge 1.45% Class A	$95.93	—	—	—	(1.95)%
	All contract charges	—	320	$52,653	2.21%	—
2017	Lowest contract charge 0.70% Class A	$121.91	—	—	—	1.52%
	Highest contract charge 1.45% Class A	$97.84	—	—	—	0.75%
	All contract charges	—	344	$57,497	1.56%	—
2016	Lowest contract charge 0.70% Class A	$120.09	—	—	—	2.21%
	Highest contract charge 1.45% Class A	$97.11	—	—	—	1.44%
	All contract charges	—	370	$61,071	1.95%	—
2015	Lowest contract charge 0.70% Class A	$117.49	—	—	—	(1.34)%
	Highest contract charge 1.45% Class A	$95.73	—	—	—	(2.08)%
	All contract charges	—	401	$65,307	1.52%	—

CharterSM Multi-Sector Bond
2019	Lowest contract charge 0.50% Class B	$145.36	—	—	—	6.37%
	Highest contract charge 1.30% Class B	$99.76	—	—	—	5.53%
	All contract charges	—	234	$25,513	2.06%	—
2018	Lowest contract charge 0.50% Class B	$136.65	—	—	—	(1.00)%
	Highest contract charge 1.30% Class B	$94.53	—	—	—	(1.79)%
	All contract charges	—	240	$24,731	2.21%	—
2017	Lowest contract charge 0.50% Class B	$138.03	—	—	—	1.72%
	Highest contract charge 1.30% Class B	$96.25	—	—	—	0.92%
	All contract charges	—	243	$25,610	1.56%	—
2016	Lowest contract charge 0.50% Class B	$135.69	—	—	—	2.42%
	Highest contract charge 1.30% Class B	$95.37	—	—	—	1.61%
	All contract charges	—	249	$25,975	1.95%	—
2015	Lowest contract charge 0.50% Class B	$132.49	—	—	—	(1.13)%

FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
CharterSM Multi-Sector Bond (Continued)
	Highest contract charge 1.30% Class B	$93.86	—	—	—	(1.92)%
	All contract charges	—	256	$26,346	1.52%	—

CharterSM Small Cap Growth
2019	Lowest contract charge 0.50% Class B	$283.70	—	—	—	32.38%
	Highest contract charge 1.45% Class B	$245.14	—	—	—	31.12%
	All contract charges	—	221	$54,751	1.90%	—
2018	Lowest contract charge 0.50% Class B	$214.31	—	—	—	(5.51)%
	Highest contract charge 1.45% Class B	$186.96	—	—	—	(6.42)%
	All contract charges	—	226	$42,495	3.63%	—
2017	Lowest contract charge 0.50% Class B	$226.80	—	—	—	23.74%
	Highest contract charge 1.45% Class B	$199.78	—	—	—	22.56%
	All contract charges	—	231	$46,802	2.62%	—
2016	Lowest contract charge 0.50% Class B	$183.29	—	—	—	8.81%
	Highest contract charge 1.45% Class B	$163.00	—	—	—	7.77%
	All contract charges	—	244	$40,272	0.00%	—
2015	Lowest contract charge 0.50% Class B	$168.45	—	—	—	(6.52)%
	Highest contract charge 1.45% Class B	$151.25	—	—	—	(7.41)%
	All contract charges	—	265	$40,398	0.26%	—

CharterSM Small Cap Value
2019	Lowest contract charge 0.50% Class B	$325.41	—	—	—	24.02%
	Highest contract charge 1.45% Class B	$223.09	—	—	—	22.84%
	All contract charges	—	382	$110,347	0.46%	—
2018	Lowest contract charge 0.50% Class B	$262.38	—	—	—	(13.42)%
	Highest contract charge 1.45% Class B	$181.61	—	—	—	(14.25)%
	All contract charges	—	403	$95,139	1.16%	—
2017	Lowest contract charge 0.50% Class B	$303.06	—	—	—	10.74%
	Highest contract charge 1.45% Class B	$211.80	—	—	—	9.68%
	All contract charges	—	434	$118,439	1.45%	—
2016	Lowest contract charge 0.50% Class B	$273.66	—	—	—	24.61%
	Highest contract charge 1.45% Class B	$193.10	—	—	—	23.43%
	All contract charges	—	469	$117,210	1.36%	—
2015	Lowest contract charge 0.50% Class B	$219.62	—	—	—	(13.57)%
	Highest contract charge 1.45% Class B	$156.45	—	—	—	(14.40)%
	All contract charges	—	504	$101,765	0.51%	—

EQ/400 Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$214.11	—	—	—	24.43%
	Highest contract charge 1.45% Class IB	$178.32	—	—	—	23.12%
	All contract charges	—	91	$20,442	1.01%	—
2018	Lowest contract charge 0.40% Class IB	$172.07	—	—	—	(12.62)%
	Highest contract charge 1.45% Class IB	$144.84	—	—	—	(13.55)%
	All contract charges	—	84	$15,353	0.98%	—
2017	Lowest contract charge 0.40% Class IB	$196.93	—	—	—	14.77%
	Highest contract charge 1.45% Class IB	$167.54	—	—	—	13.56%
	All contract charges	—	79	$16,486	0.79%	—
2016	Lowest contract charge 0.40% Class IB	$171.59	—	—	—	19.20%
	Highest contract charge 1.45% Class IB	$147.53	—	—	—	17.95%
	All contract charges	—	66	$12,251	0.92%	—
2015	Lowest contract charge 0.40% Class IB	$143.95	—	—	—	(3.50)%
	Highest contract charge 1.34% Class IB	$166.05	—	—	—	(4.41)%
	All contract charges	—	45	$7,382	0.56%	—

EQ/500 Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$265.02	—	—	—	29.25%
	Highest contract charge 1.34% Class IB	$273.26	—	—	—	28.16%
	All contract charges	—	138	$36,023	1.62%	—
2018	Lowest contract charge 0.50% Class IB	$205.04	—	—	—	(6.53)%

FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/500 Managed Volatility (Continued)
	Highest contract charge 1.34% Class IB	$213.21	—	—	—	(7.33)%
	All contract charges	—	129	$26,144	1.15%	—
2017	Lowest contract charge 0.50% Class IB	$219.37	—	—	—	20.16%
	Highest contract charge 1.34% Class IB	$230.07	—	—	—	19.15%
	All contract charges	—	120	$26,598	1.21%	—
2016	Lowest contract charge 0.50% Class IB	$182.57	—	—	—	10.47%
	Highest contract charge 1.34% Class IB	$193.10	—	—	—	9.54%
	All contract charges	—	104	$19,418	1.31%	—
2015	Lowest contract charge 0.50% Class IB	$165.27	—	—	—	(0.14)%
	Highest contract charge 1.34% Class IB	$176.28	—	—	—	(0.98)%
	All contract charges	—	87	$14,632	0.97%	—

EQ/2000 Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$212.31	—	—	—	23.82%
	Highest contract charge 1.34% Class IB	$231.01	—	—	—	22.78%
	All contract charges	—	46	$9,641	0.95%	—
2018	Lowest contract charge 0.50% Class IB	$171.46	—	—	—	(12.36)%
	Highest contract charge 1.34% Class IB	$188.15	—	—	—	(13.11)%
	All contract charges	—	45	$7,424	0.79%	—
2017	Lowest contract charge 0.50% Class IB	$195.64	—	—	—	13.29%
	Highest contract charge 1.34% Class IB	$216.53	—	—	—	12.34%
	All contract charges	—	39	$7,758	0.75%	—
2016	Lowest contract charge 0.50% Class IB	$172.69	—	—	—	19.92%
	Highest contract charge 1.34% Class IB	$192.75	—	—	—	18.92%
	All contract charges	—	33	$5,859	0.82%	—
2015	Lowest contract charge 0.50% Class IB	$144.00	—	—	—	(5.57)%
	Highest contract charge 1.34% Class IB	$162.09	—	—	—	(6.37)%
	All contract charges	—	26	$4,016	0.40%	—

EQ/AB Dynamic Moderate Growth
2019	Lowest contract charge 0.50% Class IB	$154.86	—	—	—	15.21%
	Highest contract charge 1.34% Class IB	$145.15	—	—	—	14.25%
	All contract charges	—	130	$19,010	1.14%	—
2018	Lowest contract charge 0.50% Class IB	$134.41	—	—	—	(6.29)%
	Highest contract charge 1.34% Class IB	$127.05	—	—	—	(7.08)%
	All contract charges	—	130	$16,916	1.15%	—
2017	Lowest contract charge 0.50% Class IB	$143.43	—	—	—	12.34%
	Highest contract charge 1.34% Class IB	$136.73	—	—	—	11.39%
	All contract charges	—	138	$18,919	1.22%	—
2016	Lowest contract charge 0.50% Class IB	$127.68	—	—	—	3.26%
	Highest contract charge 1.34% Class IB	$122.75	—	—	—	2.39%
	All contract charges	—	134	$16,587	0.41%	—
2015	Lowest contract charge 0.50% Class IB	$123.65	—	—	—	(1.11)%
	Highest contract charge 1.34% Class IB	$119.89	—	—	—	(1.95)%
	All contract charges	—	120	$14,425	0.80%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.70% Class IA	$430.75	—	—	—	26.91%
	Highest contract charge 1.45% Class IA	$343.05	—	—	—	25.95%
	All contract charges	—	665	$318,770	0.16%	—
2018	Lowest contract charge 0.70% Class IA	$339.42	—	—	—	(8.53)%
	Highest contract charge 1.45% Class IA	$272.38	—	—	—	(9.22)%
	All contract charges	—	706	$269,121	0.12%	—
2017	Lowest contract charge 0.70% Class IA	$371.06	—	—	—	21.81%
	Highest contract charge 1.45% Class IA	$300.04	—	—	—	20.90%
	All contract charges	—	761	$318,454	0.27%	—
2016	Lowest contract charge 0.70% Class IA	$304.61	—	—	—	11.79%
	Highest contract charge 1.45% Class IA	$248.18	—	—	—	10.95%

FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/AB Small Cap Growth (Continued)
	All contract charges	—	819	$283,441	0.36%	—
2015	Lowest contract charge 0.70% Class IA	$272.48	—	—	—	(3.59)%
	Highest contract charge 1.45% Class IA	$223.69	—	—	—	(4.32)%
	All contract charges	—	887	$276,150	0.05%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.50% Class IB	$285.43	—	—	—	27.16%
	Highest contract charge 1.30% Class IB	$265.33	—	—	—	26.16%
	All contract charges	—	313	$101,773	0.16%	—
2018	Lowest contract charge 0.50% Class IB	$224.46	—	—	—	(8.34)%
	Highest contract charge 1.30% Class IB	$210.32	—	—	—	(9.07)%
	All contract charges	—	267	$71,468	0.12%	—
2017	Lowest contract charge 0.50% Class IB	$244.89	—	—	—	22.06%
	Highest contract charge 1.30% Class IB	$231.30	—	—	—	21.10%
	All contract charges	—	256	$76,002	0.27%	—
2016	Lowest contract charge 0.50% Class IB	$200.63	—	—	—	12.01%
	Highest contract charge 1.30% Class IB	$191.00	—	—	—	11.13%
	All contract charges	—	252	$61,734	0.36%	—
2015	Lowest contract charge 0.50% Class IB	$179.11	—	—	—	(3.39)%
	Highest contract charge 1.30% Class IB	$171.87	—	—	—	(4.16)%
	All contract charges	—	250	$55,409	0.05%	—

EQ/Aggressive Allocation
2019	Lowest contract charge 0.50% Class B	$270.19	—	—	—	23.86%
	Highest contract charge 1.45% Class B	$231.18	—	—	—	22.68%
	All contract charges	—	3,315	$792,936	1.59%	—
2018	Lowest contract charge 0.50% Class B	$218.14	—	—	—	(9.17)%
	Highest contract charge 1.45% Class B	$188.44	—	—	—	(10.05)%
	All contract charges	—	3,327	$646,094	1.58%	—
2017	Lowest contract charge 0.50% Class B	$240.17	—	—	—	18.50%
	Highest contract charge 1.45% Class B	$209.49	—	—	—	17.37%
	All contract charges	—	3,343	$719,502	1.53%	—
2016	Lowest contract charge 0.50% Class B	$202.67	—	—	—	8.25%
	Highest contract charge 1.45% Class B	$178.48	—	—	—	7.21%
	All contract charges	—	3,348	$610,865	0.97%	—
2015	Lowest contract charge 0.50% Class B	$187.23	—	—	—	(2.25)%
	Highest contract charge 1.45% Class B	$166.47	—	—	—	(3.18)%
	All contract charges	—	3,347	$567,396	0.97%	—

EQ/American Century Mid Cap Value(f)
2019	Lowest contract charge 0.00% Class IB	$151.54	—	—	—	28.82%
	Highest contract charge 1.25% Class IB	$113.54	—	—	—	27.20%
	All contract charges	—	486	$120,132	1.97%	—
2018	Lowest contract charge 0.00% Class IB(e)	$117.64	—	—	—	(9.39)%
	Highest contract charge 1.25% Class IB(e)	$89.26	—	—	—	(9.60)%
	All contract charges	—	413	$80,826	0.57%	—

EQ/Balanced Strategy
2019	Lowest contract charge 1.25% Class IA	$161.30	—	—	—	14.24%
	Highest contract charge 1.25% Class IA	$161.30	—	—	—	14.24%
	All contract charges	—	—	$79	1.50%	—
2018	Lowest contract charge 1.25% Class IA	$141.19	—	—	—	(5.39)%
	Highest contract charge 1.25% Class IA	$141.19	—	—	—	(5.39)%
	All contract charges	—	1	$72	1.19%	—
2017	Lowest contract charge 1.25% Class IA	$149.23	—	—	—	8.48%
	Highest contract charge 1.25% Class IA	$149.23	—	—	—	8.48%
	All contract charges	—	1	$193	1.27%	—
2016	Lowest contract charge 1.25% Class IA	$137.56	—	—	—	4.66%
	Highest contract charge 1.25% Class IA	$137.56	—	—	—	4.66%

FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Balanced Strategy (Continued)
	All contract charges	—	1	$188	0.90%	—
2015	Lowest contract charge 1.10% Class IA	$132.70	—	—	—	(1.73)%
	Highest contract charge 1.25% Class IA	$131.44	—	—	—	(1.88)%
	All contract charges	—	1	$189	1.03%	—

EQ/Balanced Strategy
2019	Lowest contract charge 0.50% Class IB	$152.52	—	—	—	15.11%
	Highest contract charge 1.45% Class IB	$141.73	—	—	—	14.00%
	All contract charges	—	820	$133,439	1.50%	—
2018	Lowest contract charge 0.50% Class IB	$132.50	—	—	—	(4.66)%
	Highest contract charge 1.45% Class IB	$124.32	—	—	—	(5.57)%
	All contract charges	—	835	$119,937	1.19%	—
2017	Lowest contract charge 0.50% Class IB	$138.98	—	—	—	9.30%
	Highest contract charge 1.45% Class IB	$131.66	—	—	—	8.26%
	All contract charges	—	869	$132,545	1.27%	—
2016	Lowest contract charge 0.50% Class IB	$127.15	—	—	—	5.45%
	Highest contract charge 1.45% Class IB	$121.61	—	—	—	4.45%
	All contract charges	—	880	$124,745	0.90%	—
2015	Lowest contract charge 0.50% Class IB	$120.58	—	—	—	(1.13)%
	Highest contract charge 1.45% Class IB	$116.43	—	—	—	(2.09)%
	All contract charges	—	802	$108,841	1.03%	—

EQ/BlackRock Basic Value Equity
2019	Lowest contract charge 0.50% Class IB	$312.63	—	—	—	22.82%
	Highest contract charge 1.45% Class IB	$322.66	—	—	—	21.65%
	All contract charges	—	2,275	$831,501	1.94%	—
2018	Lowest contract charge 0.50% Class IB	$254.55	—	—	—	(8.48)%
	Highest contract charge 1.45% Class IB	$265.24	—	—	—	(9.36)%
	All contract charges	—	2,310	$694,882	1.61%	—
2017	Lowest contract charge 0.50% Class IB	$278.13	—	—	—	7.57%
	Highest contract charge 1.45% Class IB	$292.62	—	—	—	6.55%
	All contract charges	—	2,378	$791,517	1.41%	—
2016	Lowest contract charge 0.50% Class IB	$258.55	—	—	—	17.38%
	Highest contract charge 1.45% Class IB	$274.64	—	—	—	16.26%
	All contract charges	—	2,429	$759,183	1.54%	—
2015	Lowest contract charge 0.50% Class IB	$220.27	—	—	—	(6.62)%
	Highest contract charge 1.45% Class IB	$236.23	—	—	—	(7.51)%
	All contract charges	—	2,398	$648,716	1.31%	—

EQ/Capital Guardian Research
2019	Lowest contract charge 0.70% Class IB	$366.64	—	—	—	31.95%
	Highest contract charge 1.45% Class IB	$314.19	—	—	—	30.96%
	All contract charges	—	814	$246,604	0.56%	—
2018	Lowest contract charge 0.70% Class IB	$277.86	—	—	—	(5.51)%
	Highest contract charge 1.45% Class IB	$239.92	—	—	—	(6.23)%
	All contract charges	—	855	$198,849	0.56%	—
2017	Lowest contract charge 0.70% Class IB	$294.05	—	—	—	24.56%
	Highest contract charge 1.45% Class IB	$255.85	—	—	—	23.62%
	All contract charges	—	907	$226,594	0.78%	—
2016	Lowest contract charge 0.70% Class IB	$236.07	—	—	—	7.66%
	Highest contract charge 1.45% Class IB	$206.96	—	—	—	6.86%
	All contract charges	—	954	$194,061	0.87%	—
2015	Lowest contract charge 0.70% Class IB	$219.27	—	—	—	1.20%
	Highest contract charge 1.45% Class IB	$193.68	—	—	—	0.43%
	All contract charges	—	1,011	$193,583	0.57%	—

EQ/ClearBridge Large Cap Growth
2019	Lowest contract charge 0.70% Class IB	$308.21	—	—	—	31.08%
	Highest contract charge 1.45% Class IB	$264.12	—	—	—	30.09%
	All contract charges	—	591	$162,169	0.03%	—

FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/ClearBridge Large Cap Growth (Continued)
2018	Lowest contract charge 0.70% Class IB	$235.14	—	—	—	(1.05)%
	Highest contract charge 1.45% Class IB	$203.03	—	—	—	(1.80)%
	All contract charges	—	662	$138,859	0.17%	—
2017	Lowest contract charge 0.50% Class IB	$238.30	—	—	—	24.97%
	Highest contract charge 1.45% Class IB	$206.76	—	—	—	23.78%
	All contract charges	—	753	$160,742	0.07%	—
2016	Lowest contract charge 0.50% Class IB	$190.69	—	—	—	0.38%
	Highest contract charge 1.45% Class IB	$167.04	—	—	—	(0.58)%
	All contract charges	—	887	$152,942	0.00%	—
2015	Lowest contract charge 0.50% Class IB	$189.97	—	—	—	0.76%
	Highest contract charge 1.45% Class IB	$168.01	—	—	—	(0.20)%
	All contract charges	—	1,022	$177,302	0.00%	—

EQ/ClearBridge Select Equity Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$207.85	—	—	—	32.87%
	Highest contract charge 1.45% Class IB	$182.92	—	—	—	31.60%
	All contract charges	—	152	$28,393	0.35%	—
2018	Lowest contract charge 0.50% Class IB	$156.43	—	—	—	(10.52)%
	Highest contract charge 1.45% Class IB	$139.00	—	—	—	(11.38)%
	All contract charges	—	160	$22,764	3.55%	—
2017	Lowest contract charge 0.50% Class IB	$174.82	—	—	—	13.63%
	Highest contract charge 1.45% Class IB	$156.85	—	—	—	12.55%
	All contract charges	—	175	$27,935	1.02%	—
2016	Lowest contract charge 0.50% Class IB	$153.85	—	—	—	12.60%
	Highest contract charge 1.45% Class IB	$139.36	—	—	—	11.52%
	All contract charges	—	189	$26,930	2.21%	—
2015	Lowest contract charge 0.50% Class IB	$136.64	—	—	—	(2.87)%
	Highest contract charge 1.45% Class IB	$124.96	—	—	—	(3.80)%
	All contract charges	—	203	$25,859	1.81%	—

EQ/Common Stock Index
2019	Lowest contract charge 0.70% Class IA	$362.51	—	—	—	29.32%
	Highest contract charge 1.45% Class IA	$241.62	—	—	—	28.34%
	All contract charges	—	2,952	$2,239,132	1.42%	—
2018	Lowest contract charge 0.70% Class IA	$280.31	—	—	—	(6.46)%
	Highest contract charge 1.45% Class IA	$188.26	—	—	—	(7.17)%
	All contract charges	—	3,243	$1,909,634	1.29%	—
2017	Lowest contract charge 0.70% Class IA	$299.68	—	—	—	19.63%
	Highest contract charge 1.45% Class IA	$202.81	—	—	—	18.73%
	All contract charges	—	3,556	$2,249,181	1.29%	—
2016	Lowest contract charge 0.70% Class IA	$250.51	—	—	—	10.91%
	Highest contract charge 1.45% Class IA	$170.82	—	—	—	10.08%
	All contract charges	—	3,867	$2,054,312	1.54%	—
2015	Lowest contract charge 0.70% Class IA	$225.87	—	—	—	(0.76)%
	Highest contract charge 1.45% Class IA	$155.18	—	—	—	(1.50)%
	All contract charges	—	4,237	$2,036,713	1.35%	—

EQ/Common Stock Index
2019	Lowest contract charge 0.40% Class IB	$242.81	—	—	—	29.71%
	Highest contract charge 1.30% Class IB	$216.23	—	—	—	28.56%
	All contract charges	—	962	$225,707	1.42%	—
2018	Lowest contract charge 0.40% Class IB	$187.19	—	—	—	(6.18)%
	Highest contract charge 1.30% Class IB	$168.20	—	—	—	(7.02)%
	All contract charges	—	933	$170,142	1.29%	—
2017	Lowest contract charge 0.40% Class IB	$199.52	—	—	—	19.99%
	Highest contract charge 1.30% Class IB	$180.90	—	—	—	18.93%
	All contract charges	—	917	$179,724	1.29%	—

FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Common Stock Index (Continued)
2016	Lowest contract charge 0.40% Class IB	$166.28	—	—	—	11.25%
	Highest contract charge 1.30% Class IB	$152.11	—	—	—	10.26%
	All contract charges	—	881	$144,886	1.54%	—
2015	Lowest contract charge 0.40% Class IB	$149.47	—	—	—	(0.46)%
	Highest contract charge 1.30% Class IB	$137.96	—	—	—	(1.34)%
	All contract charges	—	870	$130,043	1.35%	—

EQ/Conservative Allocation
2019	Lowest contract charge 0.50% Class B	$160.07	—	—	—	8.69%
	Highest contract charge 1.45% Class B	$136.96	—	—	—	7.66%
	All contract charges	—	741	$102,816	1.67%	—
2018	Lowest contract charge 0.50% Class B	$147.27	—	—	—	(2.06)%
	Highest contract charge 1.45% Class B	$127.22	—	—	—	(3.00)%
	All contract charges	—	757	$97,134	1.49%	—
2017	Lowest contract charge 0.50% Class B	$150.36	—	—	—	4.42%
	Highest contract charge 1.45% Class B	$131.15	—	—	—	3.43%
	All contract charges	—	806	$106,472	1.10%	—
2016	Lowest contract charge 0.50% Class B	$143.99	—	—	—	2.41%
	Highest contract charge 1.45% Class B	$126.80	—	—	—	1.44%
	All contract charges	—	884	$112,214	0.95%	—
2015	Lowest contract charge 0.50% Class B	$140.60	—	—	—	(0.73)%
	Highest contract charge 1.45% Class B	$125.00	—	—	—	(1.69)%
	All contract charges	—	912	$113,613	0.81%	—

EQ/Conservative Growth Strategy
2019	Lowest contract charge 0.50% Class IB	$141.48	—	—	—	12.82%
	Highest contract charge 1.34% Class IB	$132.60	—	—	—	11.87%
	All contract charges	—	254	$35,470	1.54%	—
2018	Lowest contract charge 0.50% Class IB	$125.40	—	—	—	(3.73)%
	Highest contract charge 1.34% Class IB	$118.53	—	—	—	(4.56)%
	All contract charges	—	240	$30,084	1.25%	—
2017	Lowest contract charge 0.50% Class IB	$130.26	—	—	—	7.44%
	Highest contract charge 1.34% Class IB	$124.19	—	—	—	6.54%
	All contract charges	—	223	$29,665	1.25%	—
2016	Lowest contract charge 0.50% Class IB	$121.24	—	—	—	4.44%
	Highest contract charge 1.34% Class IB	$116.57	—	—	—	3.56%
	All contract charges	—	204	$25,591	0.90%	—
2015	Lowest contract charge 0.50% Class IB	$116.09	—	—	—	(0.96)%
	Highest contract charge 1.34% Class IB	$112.56	—	—	—	(1.80)%
	All contract charges	—	181	$22,059	1.01%	—

EQ/Conservative Strategy
2019	Lowest contract charge 0.50% Class IB	$121.13	—	—	—	8.40%
	Highest contract charge 1.34% Class IB	$113.53	—	—	—	7.49%
	All contract charges	—	90	$10,581	1.62%	—
2018	Lowest contract charge 0.50% Class IB	$111.74	—	—	—	(1.89)%
	Highest contract charge 1.34% Class IB	$105.62	—	—	—	(2.73)%
	All contract charges	—	80	$8,883	1.18%	—
2017	Lowest contract charge 0.50% Class IB	$113.89	—	—	—	3.74%
	Highest contract charge 1.34% Class IB	$108.58	—	—	—	2.88%
	All contract charges	—	86	$9,802	1.04%	—
2016	Lowest contract charge 0.50% Class IB	$109.78	—	—	—	2.31%
	Highest contract charge 1.34% Class IB	$105.54	—	—	—	1.45%
	All contract charges	—	87	$9,714	0.85%	—
2015	Lowest contract charge 0.50% Class IB	$107.30	—	—	—	(0.67)%
	Highest contract charge 1.34% Class IB	$104.03	—	—	—	(1.51)%
	All contract charges	—	74	$8,166	0.87%	—

FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Conservative-Plus Allocation
2019	Lowest contract charge 0.50% Class B	$185.57	—	—	—	12.91%
	Highest contract charge 1.45% Class B	$158.78	—	—	—	11.83%
	All contract charges	—	1,363	$221,097	1.60%	—
2018	Lowest contract charge 0.50% Class B	$164.35	—	—	—	(4.13)%
	Highest contract charge 1.45% Class B	$141.98	—	—	—	(5.05)%
	All contract charges	—	1,402	$202,591	1.48%	—
2017	Lowest contract charge 0.50% Class B	$171.43	—	—	—	8.28%
	Highest contract charge 1.45% Class B	$149.53	—	—	—	7.25%
	All contract charges	—	1,455	$220,539	1.21%	—
2016	Lowest contract charge 0.50% Class B	$158.32	—	—	—	4.21%
	Highest contract charge 1.45% Class B	$139.42	—	—	—	3.22%
	All contract charges	—	1,464	$206,424	0.94%	—
2015	Lowest contract charge 0.50% Class B	$151.92	—	—	—	(1.15)%
	Highest contract charge 1.45% Class B	$135.07	—	—	—	(2.09)%
	All contract charges	—	1,489	$202,513	0.83%	—

EQ/Core Bond Index
2019	Lowest contract charge 0.40% Class IB	$108.99	—	—	—	5.84%
	Highest contract charge 1.45% Class IB	$116.73	—	—	—	4.72%
	All contract charges	—	1,018	$122,882	1.96%	—
2018	Lowest contract charge 0.40% Class IB	$102.98	—	—	—	(0.16)%
	Highest contract charge 1.45% Class IB	$111.47	—	—	—	(1.21)%
	All contract charges	—	984	$113,184	1.92%	—
2017	Lowest contract charge 0.40% Class IB	$103.14	—	—	—	1.06%
	Highest contract charge 1.45% Class IB	$112.84	—	—	—	—%
	All contract charges	—	983	$114,129	1.58%	—
2016	Lowest contract charge 0.40% Class IB	$102.06	—	—	—	0.97%
	Highest contract charge 1.45% Class IB	$112.84	—	—	—	(0.09)%
	All contract charges	—	991	$114,324	1.52%	—
2015	Lowest contract charge 0.40% Class IB	$101.08	—	—	—	0.04%
	Highest contract charge 1.45% Class IB	$112.94	—	—	—	(1.03)%
	All contract charges	—	963	$110,934	1.50%	—

EQ/Emerging Markets Equity PLUS
2019	Lowest contract charge 0.50% Class IB	$107.48	—	—	—	17.53%
	Highest contract charge 1.45% Class IB	$100.84	—	—	—	16.40%
	All contract charges	—	176	$17,887	1.68%	—
2018	Lowest contract charge 0.50% Class IB	$91.45	—	—	—	(15.68)%
	Highest contract charge 1.45% Class IB	$86.63	—	—	—	(16.49)%
	All contract charges	—	156	$13,778	1.39%	—
2017	Lowest contract charge 0.50% Class IB	$108.45	—	—	—	33.35%
	Highest contract charge 1.45% Class IB	$103.73	—	—	—	32.07%
	All contract charges	—	125	$13,139	1.18%	—
2016	Lowest contract charge 0.50% Class IB	$81.33	—	—	—	9.15%
	Highest contract charge 1.34% Class IB	$78.86	—	—	—	8.23%
	All contract charges	—	72	$5,741	0.92%	—
2015	Lowest contract charge 0.50% Class IB	$74.51	—	—	—	(18.56)%
	Highest contract charge 1.34% Class IB	$72.86	—	—	—	(19.24)%
	All contract charges	—	54	$3,974	0.74%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.70% Class IA	$406.71	—	—	—	29.77%
	Highest contract charge 1.45% Class IA	$273.41	—	—	—	28.78%
	All contract charges	—	1,855	$1,320,928	1.63%	—
2018	Lowest contract charge 0.70% Class IA	$313.42	—	—	—	(5.60)%
	Highest contract charge 1.45% Class IA	$212.30	—	—	—	(6.32)%
	All contract charges	—	1,926	$1,064,158	1.47%	—

FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Equity 500 Index (Continued)
2017	Lowest contract charge 0.70% Class IA	$332.03	—	—	—	20.20%
	Highest contract charge 1.45% Class IA	$226.62	—	—	—	19.29%
	All contract charges	—	1,974	$1,164,818	1.48%	—
2016	Lowest contract charge 0.70% Class IA	$276.23	—	—	—	10.46%
	Highest contract charge 1.45% Class IA	$189.97	—	—	—	9.63%
	All contract charges	—	2,006	$993,755	1.68%	—
2015	Lowest contract charge 0.70% Class IA	$250.07	—	—	—	0.09%
	Highest contract charge 1.45% Class IA	$173.28	—	—	—	(0.66)%
	All contract charges	—	2,050	$923,739	1.64%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.40% Class IB	$246.54	—	—	—	30.16%
	Highest contract charge 1.30% Class IB	$241.57	—	—	—	29.00%
	All contract charges	—	2,852	$772,136	1.63%	—
2018	Lowest contract charge 0.40% Class IB	$189.42	—	—	—	(5.32)%
	Highest contract charge 1.30% Class IB	$187.26	—	—	—	(6.16)%
	All contract charges	—	2,453	$511,486	1.47%	—
2017	Lowest contract charge 0.40% Class IB	$200.06	—	—	—	20.56%
	Highest contract charge 1.30% Class IB	$199.56	—	—	—	19.48%
	All contract charges	—	2,120	$468,158	1.48%	—
2016	Lowest contract charge 0.40% Class IB	$165.94	—	—	—	10.78%
	Highest contract charge 1.30% Class IB	$167.02	—	—	—	9.81%
	All contract charges	—	1,771	$325,092	1.68%	—
2015	Lowest contract charge 0.40% Class IB	$149.79	—	—	—	0.39%
	Highest contract charge 1.30% Class IB	$152.10	—	—	—	(0.51)%
	All contract charges	—	1,478	$245,385	1.64%	—

EQ/Fidelity Institutional AM® Large Cap(g)
2019	Lowest contract charge 0.50% Class IB	$264.58	—	—	—	30.42%
	Highest contract charge 1.45% Class IB	$213.76	—	—	—	29.18%
	All contract charges	—	1,950	$503,296	0.97%	—
2018	Lowest contract charge 0.50% Class IB(e)	$202.87	—	—	—	(11.15)%
	Highest contract charge 1.45% Class IB(e)	$165.48	—	—	—	(11.32)%
	All contract charges	—	1,970	$393,731	0.25%	—

EQ/Franklin Balanced Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$158.79	—	—	—	16.09%
	Highest contract charge 1.45% Class IB	$155.19	—	—	—	14.87%
	All contract charges	—	569	$90,194	2.63%	—
2018	Lowest contract charge 0.40% Class IB	$136.78	—	—	—	(4.68)%
	Highest contract charge 1.45% Class IB	$135.10	—	—	—	(5.70)%
	All contract charges	—	599	$82,598	2.85%	—
2017	Lowest contract charge 0.40% Class IB	$143.50	—	—	—	9.58%
	Highest contract charge 1.45% Class IB	$143.26	—	—	—	8.42%
	All contract charges	—	648	$94,188	2.55%	—
2016	Lowest contract charge 0.40% Class IB	$130.96	—	—	—	9.99%
	Highest contract charge 1.45% Class IB	$132.13	—	—	—	8.85%
	All contract charges	—	668	$89,565	2.48%	—
2015	Lowest contract charge 0.40% Class IB	$119.06	—	—	—	(3.42)%
	Highest contract charge 1.45% Class IB	$121.39	—	—	—	(4.44)%
	All contract charges	—	710	$87,422	2.32%	—

EQ/Franklin Rising Dividends
2019	Lowest contract charge 1.20% Class IB	$118.64	—	—	—	28.20%
	Highest contract charge 1.25% Class IB	$118.57	—	—	—	28.14%
	All contract charges	—	93	$10,962	1.74%	—
2018	Lowest contract charge 1.20% Class IB(e)	$92.54	—	—	—	(7.49)%
	Highest contract charge 1.25% Class IB(e)	$92.53	—	—	—	(7.50)%
	All contract charges	—	15	$1,341	0.49%	—

FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Franklin Small Cap Value Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$207.30	—	—	—	24.86%
	Highest contract charge 1.34% Class IB	$185.17	—	—	—	23.81%
	All contract charges	—	108	$20,379	0.91%	—
2018	Lowest contract charge 0.50% Class IB	$166.02	—	—	—	(13.27)%
	Highest contract charge 1.34% Class IB	$149.56	—	—	—	(14.01)%
	All contract charges	—	114	$17,249	0.62%	—
2017	Lowest contract charge 0.50% Class IB	$191.43	—	—	—	11.18%
	Highest contract charge 1.45% Class IB	$171.74	—	—	—	10.12%
	All contract charges	—	119	$20,921	0.54%	—
2016	Lowest contract charge 0.50% Class IB	$172.18	—	—	—	24.24%
	Highest contract charge 1.45% Class IB	$155.96	—	—	—	23.06%
	All contract charges	—	123	$19,631	0.38%	—
2015	Lowest contract charge 0.50% Class IB	$138.59	—	—	—	(7.01)%
	Highest contract charge 1.45% Class IB	$126.74	—	—	—	(7.89)%
	All contract charges	—	127	$16,276	0.23%	—

EQ/Franklin Templeton Allocation Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$156.96	—	—	—	21.59%
	Highest contract charge 1.34% Class IB	$141.02	—	—	—	20.56%
	All contract charges	—	527	$75,310	2.07%	—
2018	Lowest contract charge 0.50% Class IB	$129.09	—	—	—	(9.12)%
	Highest contract charge 1.34% Class IB	$116.97	—	—	—	(9.89)%
	All contract charges	—	555	$66,141	2.22%	—
2017	Lowest contract charge 0.50% Class IB	$142.04	—	—	—	14.38%
	Highest contract charge 1.45% Class IB	$128.28	—	—	—	13.29%
	All contract charges	—	580	$76,371	1.68%	—
2016	Lowest contract charge 0.50% Class IB	$124.18	—	—	—	8.95%
	Highest contract charge 1.34% Class IB	$114.45	—	—	—	8.03%
	All contract charges	—	600	$69,558	1.63%	—
2015	Lowest contract charge 0.50% Class IB	$113.98	—	—	—	(3.28)%
	Highest contract charge 1.34% Class IB	$105.94	—	—	—	(4.10)%
	All contract charges	—	646	$69,206	1.24%	—

EQ/Global Bond PLUS
2019	Lowest contract charge 0.50% Class IB	$134.02	—	—	—	5.68%
	Highest contract charge 1.45% Class IB	$116.90	—	—	—	4.66%
	All contract charges	—	404	$48,552	0.80%	—
2018	Lowest contract charge 0.50% Class IB	$126.82	—	—	—	(2.12)%
	Highest contract charge 1.45% Class IB	$111.69	—	—	—	(3.06)%
	All contract charges	—	430	$49,636	1.31%	—
2017	Lowest contract charge 0.50% Class IB	$129.57	—	—	—	4.13%
	Highest contract charge 1.45% Class IB	$115.22	—	—	—	3.14%
	All contract charges	—	453	$53,888	0.04%	—
2016	Lowest contract charge 0.50% Class IB	$124.43	—	—	—	0.18%
	Highest contract charge 1.45% Class IB	$111.71	—	—	—	(0.78)%
	All contract charges	—	473	$54,198	1.80%	—
2015	Lowest contract charge 0.50% Class IB	$124.21	—	—	—	(4.28)%
	Highest contract charge 1.45% Class IB	$112.59	—	—	—	(5.20)%
	All contract charges	—	516	$59,622	0.04%	—

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$412.32	—	—	—	24.65%
	Highest contract charge 1.45% Class IB	$398.85	—	—	—	23.46%
	All contract charges	—	1,229	$386,966	1.34%	—
2018	Lowest contract charge 0.50% Class IB	$330.79	—	—	—	(12.60)%
	Highest contract charge 1.45% Class IB	$323.07	—	—	—	(13.44)%
	All contract charges	—	1,311	$332,448	1.03%	—

FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Global Equity Managed Volatility (Continued)
2017	Lowest contract charge 0.50% Class IB	$378.49	—	—	—	25.45%
	Highest contract charge 1.45% Class IB	$373.24	—	—	—	24.26%
	All contract charges	—	1,396	$406,202	1.08%	—
2016	Lowest contract charge 0.50% Class IB	$301.70	—	—	—	3.96%
	Highest contract charge 1.45% Class IB	$300.37	—	—	—	2.97%
	All contract charges	—	1,497	$348,728	0.91%	—
2015	Lowest contract charge 0.50% Class IB	$290.21	—	—	—	(2.22)%
	Highest contract charge 1.45% Class IB	$291.72	—	—	—	(3.15)%
	All contract charges	—	1,629	$363,975	0.88%	—

EQ/Goldman Sachs Mid Cap Value(h)
2019	Lowest contract charge 0.50% Class IB	$227.33	—	—	—	30.13%
	Highest contract charge 1.34% Class IB	$181.89	—	—	—	29.04%
	All contract charges	—	330	$64,506	0.87%	—
2018	Lowest contract charge 0.50% Class IB(e)	$174.69	—	—	—	(8.78)%
	Highest contract charge 1.34% Class IB(e)	$140.96	—	—	—	(8.93)%
	All contract charges	—	334	$50,408	0.23%	—

EQ/Growth Strategy
2019	Lowest contract charge 1.10% Class IA	$193.53	—	—	—	18.93%
	Highest contract charge 1.25% Class IA	$190.52	—	—	—	18.75%
	All contract charges	—	8	$1,419	1.55%	—
2018	Lowest contract charge 1.10% Class IA	$162.72	—	—	—	(7.12)%
	Highest contract charge 1.25% Class IA	$160.44	—	—	—	(7.26)%
	All contract charges	—	8	$1,294	1.15%	—
2017	Lowest contract charge 1.10% Class IA	$175.20	—	—	—	12.48%
	Highest contract charge 1.25% Class IA	$173.00	—	—	—	12.31%
	All contract charges	—	9	$1,528	1.51%	—
2016	Lowest contract charge 1.10% Class IA	$155.76	—	—	—	6.90%
	Highest contract charge 1.25% Class IA	$154.04	—	—	—	6.74%
	All contract charges	—	9	$1,370	0.95%	—
2015	Lowest contract charge 1.10% Class IA	$145.70	—	—	—	(2.06)%
	Highest contract charge 1.25% Class IA	$144.31	—	—	—	(2.22)%
	All contract charges	—	9	$1,292	1.14%	—

EQ/Intermediate Government Bond
2019	Lowest contract charge 0.70% Class IA	$169.61	—	—	—	3.44%
	Highest contract charge 1.45% Class IA	$138.49	—	—	—	2.66%
	All contract charges	—	223	$38,134	1.55%	—
2018	Lowest contract charge 0.70% Class IA	$163.97	—	—	—	0.12%
	Highest contract charge 1.45% Class IA	$134.90	—	—	—	(0.64)%
	All contract charges	—	231	$38,429	1.26%	—
2017	Lowest contract charge 0.70% Class IA	$163.77	—	—	—	(0.36)%
	Highest contract charge 1.45% Class IA	$135.77	—	—	—	(1.11)%
	All contract charges	—	242	$40,567	0.82%	—
2016	Lowest contract charge 0.70% Class IA	$164.36	—	—	—	(0.25)%
	Highest contract charge 1.45% Class IA	$137.29	—	—	—	(1.00)%
	All contract charges	—	257	$43,502	0.66%	—
2015	Lowest contract charge 0.70% Class IA	$164.77	—	—	—	(0.28)%
	Highest contract charge 1.45% Class IA	$138.68	—	—	—	(1.03)%
	All contract charges	—	275	$46,641	0.58%	—

EQ/Intermediate Government Bond
2019	Lowest contract charge 0.00% Class IB	$105.00	—	—	—	4.17%
	Highest contract charge 1.30% Class IB	$107.83	—	—	—	2.83%
	All contract charges	—	88	$11,453	1.55%	—
2018	Lowest contract charge 0.00% Class IB	$100.80	—	—	—	0.84%
	Highest contract charge 1.30% Class IB	$104.86	—	—	—	(0.47)%
	All contract charges	—	92	$11,549	1.26%	—

FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Intermediate Government Bond (Continued)
2017	Lowest contract charge 0.00% Class IB(d)	$99.96	—	—	—	0.34%
	Highest contract charge 1.30% Class IB	$105.36	—	—	—	(0.95)%
	All contract charges	—	103	$12,918	0.82%	—
2016	Lowest contract charge 0.00% Class IB	$100.70	—	—	—	0.45%
	Highest contract charge 1.30% Class IB	$106.37	—	—	—	(0.84)%
	All contract charges	—	113	$14,492	0.66%	—
2015	Lowest contract charge 0.00% Class IB(c)	$100.25	—	—	—	(0.16)%
	Highest contract charge 1.30% Class IB	$107.27	—	—	—	(0.86)%
	All contract charges	—	104	$13,778	0.58%	—

EQ/International Core Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$113.43	—	—	—	21.97%
	Highest contract charge 1.45% Class IB	$173.50	—	—	—	20.67%
	All contract charges	—	1,168	$169,539	1.99%	—
2018	Lowest contract charge 0.40% Class IB	$93.00	—	—	—	(15.23)%
	Highest contract charge 1.45% Class IB	$143.78	—	—	—	(16.13)%
	All contract charges	—	1,210	$145,274	1.70%	—
2017	Lowest contract charge 0.40% Class IB	$109.71	—	—	—	25.80%
	Highest contract charge 1.45% Class IB	$171.43	—	—	—	24.49%
	All contract charges	—	1,255	$178,927	1.66%	—
2016	Lowest contract charge 0.40% Class IB	$87.21	—	—	—	(0.18)%
	Highest contract charge 1.45% Class IB	$137.71	—	—	—	(1.23)%
	All contract charges	—	1,317	$150,471	0.29%	—
2015	Lowest contract charge 0.40% Class IB	$87.37	—	—	—	(4.73)%
	Highest contract charge 1.45% Class IB	$139.43	—	—	—	(5.73)%
	All contract charges	—	1,380	$159,218	0.06%	—

EQ/International Equity Index
2019	Lowest contract charge 0.70% Class IA	$168.03	—	—	—	21.29%
	Highest contract charge 1.45% Class IA	$127.27	—	—	—	20.37%
	All contract charges	—	2,027	$334,880	2.85%	—
2018	Lowest contract charge 0.70% Class IA	$138.54	—	—	—	(15.77)%
	Highest contract charge 1.45% Class IA	$105.73	—	—	—	(16.41)%
	All contract charges	—	2,109	$289,084	2.37%	—
2017	Lowest contract charge 0.70% Class IA	$164.47	—	—	—	22.36%
	Highest contract charge 1.45% Class IA	$126.48	—	—	—	21.44%
	All contract charges	—	2,219	$363,221	2.63%	—
2016	Lowest contract charge 0.70% Class IA	$134.41	—	—	—	1.48%
	Highest contract charge 1.45% Class IA	$104.15	—	—	—	0.72%
	All contract charges	—	2,321	$312,628	2.70%	—
2015	Lowest contract charge 0.70% Class IA	$132.45	—	—	—	(2.82)%
	Highest contract charge 1.45% Class IA	$103.41	—	—	—	(3.55)%
	All contract charges	—	2,442	$325,879	2.31%	—

EQ/International Equity Index
2019	Lowest contract charge 0.40% Class IB	$154.24	—	—	—	21.65%
	Highest contract charge 1.30% Class IB	$97.02	—	—	—	20.58%
	All contract charges	—	343	$42,734	2.85%	—
2018	Lowest contract charge 0.40% Class IB	$126.79	—	—	—	(15.51)%
	Highest contract charge 1.30% Class IB	$80.46	—	—	—	(16.27)%
	All contract charges	—	291	$29,840	2.37%	—
2017	Lowest contract charge 0.40% Class IB	$150.07	—	—	—	22.74%
	Highest contract charge 1.30% Class IB	$96.10	—	—	—	21.65%
	All contract charges	—	305	$37,039	2.63%	—
2016	Lowest contract charge 0.40% Class IB	$122.27	—	—	—	1.78%
	Highest contract charge 1.30% Class IB	$79.00	—	—	—	0.88%
	All contract charges	—	321	$32,071	2.70%	—
2015	Lowest contract charge 0.40% Class IB	$120.13	—	—	—	(2.52)%
	Highest contract charge 1.30% Class IB	$78.31	—	—	—	(3.39)%
	All contract charges	—	360	$35,412	2.31%	—

FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/International Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$139.63	—	—	—	20.83%
	Highest contract charge 1.34% Class IB	$137.80	—	—	—	19.81%
	All contract charges	—	105	$14,285	2.44%	—
2018	Lowest contract charge 0.50% Class IB	$115.56	—	—	—	(14.88)%
	Highest contract charge 1.34% Class IB	$115.02	—	—	—	(15.60)%
	All contract charges	—	101	$11,294	1.88%	—
2017	Lowest contract charge 0.50% Class IB	$135.76	—	—	—	23.63%
	Highest contract charge 1.34% Class IB	$136.28	—	—	—	22.59%
	All contract charges	—	91	$12,260	2.26%	—
2016	Lowest contract charge 0.50% Class IB	$109.81	—	—	—	(0.62)%
	Highest contract charge 1.34% Class IB	$111.17	—	—	—	(1.45)%
	All contract charges	—	80	$8,711	1.28%	—
2015	Lowest contract charge 0.50% Class IB	$110.49	—	—	—	(2.89)%
	Highest contract charge 1.34% Class IB	$112.81	—	—	—	(3.71)%
	All contract charges	—	77	$8,446	0.04%	—

EQ/International Value Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$145.32	—	—	—	22.17%
	Highest contract charge 1.45% Class IB	$162.71	—	—	—	20.88%
	All contract charges	—	1,161	$176,862	2.30%	—
2018	Lowest contract charge 0.40% Class IB	$118.95	—	—	—	(16.83)%
	Highest contract charge 1.45% Class IB	$134.61	—	—	—	(17.71)%
	All contract charges	—	1,215	$152,711	1.70%	—
2017	Lowest contract charge 0.40% Class IB	$143.02	—	—	—	22.88%
	Highest contract charge 1.45% Class IB	$163.58	—	—	—	21.59%
	All contract charges	—	1,275	$194,737	1.90%	—
2016	Lowest contract charge 0.40% Class IB	$116.39	—	—	—	0.34%
	Highest contract charge 1.45% Class IB	$134.53	—	—	—	(0.72)%
	All contract charges	—	1,359	$170,173	0.47%	—
2015	Lowest contract charge 0.40% Class IB	$115.99	—	—	—	(3.55)%
	Highest contract charge 1.45% Class IB	$135.50	—	—	—	(4.56)%
	All contract charges	—	1,434	$180,159	0.10%	—

EQ/Invesco Comstock
2019	Lowest contract charge 0.50% Class IB	$250.25	—	—	—	24.36%
	Highest contract charge 1.45% Class IB	$217.39	—	—	—	23.17%
	All contract charges	—	568	$126,391	2.07%	—
2018	Lowest contract charge 0.50% Class IB	$201.23	—	—	—	(12.84)%
	Highest contract charge 1.45% Class IB	$176.50	—	—	—	(13.67)%
	All contract charges	—	595	$107,350	1.52%	—
2017	Lowest contract charge 0.50% Class IB	$230.87	—	—	—	17.40%
	Highest contract charge 1.45% Class IB	$204.45	—	—	—	16.27%
	All contract charges	—	617	$128,355	0.78%	—
2016	Lowest contract charge 0.50% Class IB	$196.66	—	—	—	16.79%
	Highest contract charge 1.45% Class IB	$175.84	—	—	—	15.68%
	All contract charges	—	661	$117,507	2.49%	—
2015	Lowest contract charge 0.50% Class IB	$168.39	—	—	—	(6.66)%
	Highest contract charge 1.45% Class IB	$152.01	—	—	—	(7.55)%
	All contract charges	—	718	$109,963	2.11%	—

EQ/Invesco Global Real Estate(i)
2019	Lowest contract charge 0.50% Class IB	$192.18	—	—	—	21.90%
	Highest contract charge 1.45% Class IB	$151.15	—	—	—	20.74%
	All contract charges	—	573	$102,224	4.57%	—
2018	Lowest contract charge 0.50% Class IB(e)	$157.65	—	—	—	(0.84)%
	Highest contract charge 1.45% Class IB(e)	$125.19	—	—	—	(1.03)%
	All contract charges	—	578	$85,440	0.55%	—

FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Invesco International Growth(j)
2019	Lowest contract charge 0.50% Class IB	$173.55	—	—	—	27.56%
	Highest contract charge 1.45% Class IB	$136.90	—	—	—	26.34%
	All contract charges	—	630	$96,709	1.72%	—
2018	Lowest contract charge 0.50% Class IB(e)	$136.05	—	—	—	(5.11)%
	Highest contract charge 1.45% Class IB(e)	$108.36	—	—	—	(5.29)%
	All contract charges	—	617	$74,537	0.21%	—

EQ/Janus Enterprise
2019	Lowest contract charge 0.40% Class IB	$213.26	—	—	—	35.91%
	Highest contract charge 1.45% Class IB	$315.72	—	—	—	34.48%
	All contract charges	—	1,301	$405,014	0.02%	—
2018	Lowest contract charge 0.40% Class IB	$156.91	—	—	—	(2.18)%
	Highest contract charge 1.45% Class IB	$234.77	—	—	—	(3.22)%
	All contract charges	—	1,280	$297,005	0.00%	—
2017	Lowest contract charge 0.40% Class IB	$160.41	—	—	—	27.39%
	Highest contract charge 1.45% Class IB	$242.58	—	—	—	26.05%
	All contract charges	—	1,264	$304,349	0.00%	—
2016	Lowest contract charge 0.40% Class IB	$125.92	—	—	—	(4.71)%
	Highest contract charge 1.45% Class IB	$192.44	—	—	—	(5.72)%
	All contract charges	—	1,279	$244,983	0.00%	—
2015	Lowest contract charge 0.40% Class IB	$132.15	—	—	—	(5.87)%
	Highest contract charge 1.45% Class IB	$204.11	—	—	—	(6.86)%
	All contract charges	—	1,341	$269,875	0.00%	—

EQ/JPMorgan Value Opportunities
2019	Lowest contract charge 0.40% Class IB	$238.22	—	—	—	27.02%
	Highest contract charge 1.45% Class IB	$235.37	—	—	—	25.68%
	All contract charges	—	753	$202,819	1.28%	—
2018	Lowest contract charge 0.40% Class IB	$187.54	—	—	—	(15.74)%
	Highest contract charge 1.45% Class IB	$187.28	—	—	—	(16.63)%
	All contract charges	—	685	$146,637	1.09%	—
2017	Lowest contract charge 0.40% Class IB	$222.58	—	—	—	17.25%
	Highest contract charge 1.45% Class IB	$224.65	—	—	—	16.01%
	All contract charges	—	554	$143,271	0.95%	—
2016	Lowest contract charge 0.40% Class IB	$189.84	—	—	—	21.05%
	Highest contract charge 1.45% Class IB	$193.64	—	—	—	19.77%
	All contract charges	—	406	$92,188	1.07%	—
2015	Lowest contract charge 0.40% Class IB	$156.83	—	—	—	(2.67)%
	Highest contract charge 1.45% Class IB	$161.67	—	—	—	(3.70)%
	All contract charges	—	361	$69,659	0.71%	—

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$240.35	—	—	—	29.31%
	Highest contract charge 1.45% Class IB	$210.05	—	—	—	28.07%
	All contract charges	—	164	$35,755	1.28%	—
2018	Lowest contract charge 0.50% Class IB	$185.87	—	—	—	(6.89)%
	Highest contract charge 1.45% Class IB	$164.01	—	—	—	(7.79)%
	All contract charges	—	178	$29,907	1.04%	—
2017	Lowest contract charge 0.50% Class IB	$199.63	—	—	—	21.34%
	Highest contract charge 1.45% Class IB	$177.86	—	—	—	20.19%
	All contract charges	—	184	$33,713	1.00%	—
2016	Lowest contract charge 0.50% Class IB	$164.52	—	—	—	9.29%
	Highest contract charge 1.45% Class IB	$147.98	—	—	—	8.24%
	All contract charges	—	193	$29,417	1.10%	—
2015	Lowest contract charge 0.50% Class IB	$150.54	—	—	—	(0.13)%
	Highest contract charge 1.45% Class IB	$136.72	—	—	—	(1.08)%
	All contract charges	—	210	$29,443	0.92%	—

FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Large Cap Growth Index
2019	Lowest contract charge 0.50% Class IB	$236.70	—	—	—	34.66%
	Highest contract charge 1.45% Class IB	$216.25	—	—	—	33.37%
	All contract charges	—	1,678	$381,171	0.65%	—
2018	Lowest contract charge 0.50% Class IB	$175.78	—	—	—	(2.75)%
	Highest contract charge 1.45% Class IB	$162.14	—	—	—	(3.68)%
	All contract charges	—	1,656	$281,313	0.65%	—
2017	Lowest contract charge 0.50% Class IB	$180.75	—	—	—	28.57%
	Highest contract charge 1.45% Class IB	$168.34	—	—	—	27.36%
	All contract charges	—	1,636	$287,433	0.79%	—
2016	Lowest contract charge 0.50% Class IB	$140.58	—	—	—	5.82%
	Highest contract charge 1.45% Class IB	$132.18	—	—	—	4.80%
	All contract charges	—	1,558	$214,005	1.04%	—
2015	Lowest contract charge 0.50% Class IB	$132.85	—	—	—	4.34%
	Highest contract charge 1.45% Class IB	$126.12	—	—	—	3.34%
	All contract charges	—	1,518	$198,419	0.88%	—

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$189.06	—	—	—	33.05%
	Highest contract charge 1.45% Class IB	$265.75	—	—	—	31.77%
	All contract charges	—	2,110	$826,311	0.43%	—
2018	Lowest contract charge 0.50% Class IB	$142.10	—	—	—	(3.46)%
	Highest contract charge 1.45% Class IB	$201.67	—	—	—	(4.39)%
	All contract charges	—	2,263	$670,858	0.49%	—
2017	Lowest contract charge 0.50% Class IB	$147.20	—	—	—	28.57%
	Highest contract charge 1.45% Class IB	$210.93	—	—	—	27.35%
	All contract charges	—	2,424	$751,814	0.49%	—
2016	Lowest contract charge 0.50% Class IB	$114.49	—	—	—	4.99%
	Highest contract charge 1.45% Class IB	$165.63	—	—	—	3.99%
	All contract charges	—	2,596	$631,454	0.56%	—
2015	Lowest contract charge 0.50% Class IB	$109.05	—	—	—	3.51%
	Highest contract charge 1.45% Class IB	$159.28	—	—	—	2.52%
	All contract charges	—	2,799	$652,035	0.28%	—

EQ/Large Cap Value Index
2019	Lowest contract charge 0.50% Class IB	$146.46	—	—	—	25.01%
	Highest contract charge 1.45% Class IB	$127.75	—	—	—	23.81%
	All contract charges	—	872	$114,168	2.35%	—
2018	Lowest contract charge 0.50% Class IB	$117.16	—	—	—	(9.35)%
	Highest contract charge 1.45% Class IB	$103.18	—	—	—	(10.22)%
	All contract charges	—	812	$85,581	2.12%	—
2017	Lowest contract charge 0.50% Class IB	$129.25	—	—	—	12.44%
	Highest contract charge 1.45% Class IB	$114.93	—	—	—	11.37%
	All contract charges	—	771	$90,359	1.89%	—
2016	Lowest contract charge 0.50% Class IB	$114.95	—	—	—	15.89%
	Highest contract charge 1.45% Class IB	$103.20	—	—	—	14.79%
	All contract charges	—	748	$78,417	2.12%	—
2015	Lowest contract charge 0.50% Class IB	$99.19	—	—	—	(4.91)%
	Highest contract charge 1.45% Class IB	$89.90	—	—	—	(5.81)%
	All contract charges	—	697	$63,565	1.94%	—

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.70% Class IA	$236.09	—	—	—	24.56%
	Highest contract charge 1.45% Class IA	$216.42	—	—	—	23.63%
	All contract charges	—	3,611	$748,549	1.93%	—
2018	Lowest contract charge 0.70% Class IA	$189.54	—	—	—	(10.56)%
	Highest contract charge 1.45% Class IA	$175.06	—	—	—	(11.24)%
	All contract charges	—	3,851	$645,059	2.45%	—

FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Large Cap Value Managed Volatility (Continued)
2017	Lowest contract charge 0.70% Class IA	$211.91	—	—	—	13.06%
	Highest contract charge 1.45% Class IA	$197.23	—	—	—	12.21%
	All contract charges	—	4,163	$784,636	1.51%	—
2016	Lowest contract charge 0.70% Class IA	$187.43	—	—	—	14.52%
	Highest contract charge 1.45% Class IA	$175.77	—	—	—	13.66%
	All contract charges	—	4,488	$752,898	1.68%	—
2015	Lowest contract charge 0.70% Class IA	$163.67	—	—	—	(4.69)%
	Highest contract charge 1.45% Class IA	$154.65	—	—	—	(5.41)%
	All contract charges	—	4,848	$714,601	1.57%	—

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$212.30	—	—	—	24.93%
	Highest contract charge 1.30% Class IB	$150.36	—	—	—	23.82%
	All contract charges	—	438	$93,406	1.93%	—
2018	Lowest contract charge 0.40% Class IB	$169.93	—	—	—	(10.28)%
	Highest contract charge 1.30% Class IB	$121.43	—	—	—	(11.09)%
	All contract charges	—	471	$80,958	2.45%	—
2017	Lowest contract charge 0.40% Class IB	$189.41	—	—	—	13.41%
	Highest contract charge 1.30% Class IB	$136.58	—	—	—	12.39%
	All contract charges	—	505	$98,028	1.51%	—
2016	Lowest contract charge 0.40% Class IB	$167.02	—	—	—	14.86%
	Highest contract charge 1.30% Class IB	$121.52	—	—	—	13.85%
	All contract charges	—	552	$94,855	1.68%	—
2015	Lowest contract charge 0.40% Class IB	$145.41	—	—	—	(4.40)%
	Highest contract charge 1.30% Class IB	$106.74	—	—	—	(5.25)%
	All contract charges	—	619	$92,983	1.57%	—

EQ/Lazard Emerging Markets Equity(k)
2019	Lowest contract charge 0.50% Class IB	$122.62	—	—	—	18.18%
	Highest contract charge 1.45% Class IB	$100.55	—	—	—	17.04%
	All contract charges	—	2,240	$256,974	2.76%	—
2018	Lowest contract charge 0.50% Class IB(e)	$103.76	—	—	—	(1.46)%
	Highest contract charge 1.45% Class IB(e)	$85.91	—	—	—	(1.64)%
	All contract charges	—	2,127	$207,732	0.18%	—

EQ/Loomis Sayles Growth
2019	Lowest contract charge 0.40% Class IB	$272.53	—	—	—	30.81%
	Highest contract charge 1.45% Class IB	$353.42	—	—	—	29.43%
	All contract charges	—	302	$105,139	0.03%	—
2018	Lowest contract charge 0.40% Class IB	$208.34	—	—	—	(3.37)%
	Highest contract charge 1.45% Class IB	$273.06	—	—	—	(4.40)%
	All contract charges	—	313	$84,195	0.09%	—
2017	Lowest contract charge 0.40% Class IB	$215.61	—	—	—	34.05%
	Highest contract charge 1.45% Class IB	$285.62	—	—	—	32.65%
	All contract charges	—	325	$91,309	0.18%	—
2016	Lowest contract charge 0.40% Class IB	$160.84	—	—	—	6.38%
	Highest contract charge 1.45% Class IB	$215.32	—	—	—	5.27%
	All contract charges	—	286	$61,039	0.37%	—
2015	Lowest contract charge 0.40% Class IB	$151.19	—	—	—	11.08%
	Highest contract charge 1.45% Class IB	$204.55	—	—	—	9.91%
	All contract charges	—	223	$45,979	0.12%	—

EQ/MFS International Growth
2019	Lowest contract charge 0.40% Class IB	$177.14	—	—	—	26.74%
	Highest contract charge 1.45% Class IB	$231.28	—	—	—	25.40%
	All contract charges	—	860	$203,157	1.32%	—
2018	Lowest contract charge 0.40% Class IB	$139.77	—	—	—	(9.73)%
	Highest contract charge 1.45% Class IB	$184.43	—	—	—	(10.69)%
	All contract charges	—	798	$149,378	0.92%	—

FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/MFS International Growth (Continued)
2017	Lowest contract charge 0.40% Class IB	$154.84	—	—	—	31.53%
	Highest contract charge 1.45% Class IB	$206.51	—	—	—	30.15%
	All contract charges	—	732	$152,179	0.86%	—
2016	Lowest contract charge 0.40% Class IB	$117.72	—	—	—	1.57%
	Highest contract charge 1.45% Class IB	$158.67	—	—	—	0.50%
	All contract charges	—	657	$104,466	1.02%	—
2015	Lowest contract charge 0.40% Class IB	$115.90	—	—	—	(0.21)%
	Highest contract charge 1.45% Class IB	$157.88	—	—	—	(1.26)%
	All contract charges	—	619	$97,843	0.60%	—

EQ/MFS International Value(l)
2019	Lowest contract charge 0.00% Class IB	$151.79	—	—	—	25.88%
	Highest contract charge 1.45% Class IB	$193.09	—	—	—	24.06%
	All contract charges	—	2,691	$609,024	0.71%	—
2018	Lowest contract charge 0.00% Class IB(e)	$120.58	—	—	—	(4.37)%
	Highest contract charge 1.45% Class IB(e)	$155.64	—	—	—	(4.64)%
	All contract charges	—	2,493	$454,316	0.00%	—

EQ/MFS Mid Cap Focused Growth(m)
2019	Lowest contract charge 0.50% Class IB	$238.19	—	—	—	35.64%
	Highest contract charge 1.45% Class IB	$219.24	—	—	—	34.35%
	All contract charges	—	969	$216,514	0.02%	—
2018	Lowest contract charge 0.50% Class IB(e)	$175.60	—	—	—	(9.43)%
	Highest contract charge 1.45% Class IB(e)	$163.19	—	—	—	(9.60)%
	All contract charges	—	901	$149,489	0.01%	—

EQ/MFS Technology(n)
2019	Lowest contract charge 0.50% Class IB	$449.41	—	—	—	35.12%
	Highest contract charge 1.45% Class IB	$320.68	—	—	—	33.83%
	All contract charges	—	531	$223,096	0.00%	—
2018	Lowest contract charge 0.50% Class IB(e)	$332.61	—	—	—	(11.05)%
	Highest contract charge 1.45% Class IB(e)	$239.62	—	—	—	(11.22)%
	All contract charges	—	497	$155,095	0.00%	—

EQ/MFS Utilities Series(o)
2019	Lowest contract charge 0.40% Class IB	$186.67	—	—	—	24.20%
	Highest contract charge 1.45% Class IB	$176.25	—	—	—	22.88%
	All contract charges	—	607	$133,641	2.88%	—
2018	Lowest contract charge 0.40% Class IB(e)	$150.30	—	—	—	(2.73)%
	Highest contract charge 1.45% Class IB(e)	$143.43	—	—	—	(2.93)%
	All contract charges	—	615	$109,805	0.50%	—

EQ/Mid Cap Index
2019	Lowest contract charge 0.40% Class IB	$219.91	—	—	—	24.88%
	Highest contract charge 1.45% Class IB	$243.93	—	—	—	23.57%
	All contract charges	—	3,089	$762,495	1.15%	—
2018	Lowest contract charge 0.40% Class IB	$176.10	—	—	—	(12.05)%
	Highest contract charge 1.45% Class IB	$197.41	—	—	—	(12.98)%
	All contract charges	—	3,000	$597,178	1.10%	—
2017	Lowest contract charge 0.40% Class IB	$200.22	—	—	—	15.02%
	Highest contract charge 1.45% Class IB	$226.86	—	—	—	13.81%
	All contract charges	—	2,944	$671,402	0.95%	—
2016	Lowest contract charge 0.40% Class IB	$174.07	—	—	—	19.43%
	Highest contract charge 1.45% Class IB	$199.33	—	—	—	18.18%
	All contract charges	—	2,809	$562,440	1.13%	—
2015	Lowest contract charge 0.40% Class IB	$145.75	—	—	—	(3.25)%
	Highest contract charge 1.45% Class IB	$168.67	—	—	—	(4.27)%
	All contract charges	—	2,667	$453,031	0.87%	—

FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$377.50	—	—	—	25.95%
	Highest contract charge 1.45% Class IB	$249.60	—	—	—	24.75%
	All contract charges	—	1,559	$489,608	1.38%	—
2018	Lowest contract charge 0.50% Class IB	$299.72	—	—	—	(13.73)%
	Highest contract charge 1.45% Class IB	$200.08	—	—	—	(14.56)%
	All contract charges	—	1,649	$415,490	1.21%	—
2017	Lowest contract charge 0.50% Class IB	$347.42	—	—	—	11.76%
	Highest contract charge 1.45% Class IB	$234.18	—	—	—	10.70%
	All contract charges	—	1,777	$523,415	1.05%	—
2016	Lowest contract charge 0.50% Class IB	$310.86	—	—	—	17.08%
	Highest contract charge 1.45% Class IB	$211.55	—	—	—	15.98%
	All contract charges	—	1,901	$505,176	1.22%	—
2015	Lowest contract charge 0.50% Class IB	$265.50	—	—	—	(4.02)%
	Highest contract charge 1.45% Class IB	$182.41	—	—	—	(4.94)%
	All contract charges	—	2,042	$467,179	0.75%	—

EQ/Moderate Allocation
2019	Lowest contract charge 0.70% Class A	$252.60	—	—	—	14.73%
	Highest contract charge 1.45% Class A	$187.72	—	—	—	13.86%
	All contract charges	—	9,422	$1,087,782	1.61%	—
2018	Lowest contract charge 0.70% Class A	$220.17	—	—	—	(5.44)%
	Highest contract charge 1.45% Class A	$164.87	—	—	—	(6.15)%
	All contract charges	—	10,156	$1,018,392	1.54%	—
2017	Lowest contract charge 0.70% Class A	$232.83	—	—	—	10.27%
	Highest contract charge 1.45% Class A	$175.68	—	—	—	9.44%
	All contract charges	—	10,984	$1,160,934	1.23%	—
2016	Lowest contract charge 0.70% Class A	$211.14	—	—	—	4.62%
	Highest contract charge 1.45% Class A	$160.53	—	—	—	3.84%
	All contract charges	—	11,858	$1,132,721	0.90%	—
2015	Lowest contract charge 0.70% Class A	$201.82	—	—	—	(1.58)%
	Highest contract charge 1.45% Class A	$154.60	—	—	—	(2.32)%
	All contract charges	—	12,791	$1,164,680	0.82%	—

EQ/Moderate Allocation
2019	Lowest contract charge 0.40% Class B	$148.08	—	—	—	15.08%
	Highest contract charge 1.30% Class B	$141.77	—	—	—	14.05%
	All contract charges	—	3,021	$553,964	1.61%	—
2018	Lowest contract charge 0.40% Class B	$128.68	—	—	—	(5.15)%
	Highest contract charge 1.30% Class B	$124.30	—	—	—	(6.00)%
	All contract charges	—	3,033	$486,092	1.54%	—
2017	Lowest contract charge 0.40% Class B	$135.67	—	—	—	10.61%
	Highest contract charge 1.30% Class B	$132.24	—	—	—	9.62%
	All contract charges	—	3,055	$518,853	1.23%	—
2016	Lowest contract charge 0.40% Class B	$122.66	—	—	—	4.94%
	Highest contract charge 1.30% Class B	$120.63	—	—	—	4.01%
	All contract charges	—	3,061	$471,480	0.90%	—
2015	Lowest contract charge 0.40% Class B	$116.89	—	—	—	(1.28)%
	Highest contract charge 1.30% Class B	$115.98	—	—	—	(2.16)%
	All contract charges	—	3,011	$443,187	0.82%	—

EQ/Moderate Growth Strategy
2019	Lowest contract charge 0.50% Class IB	$164.47	—	—	—	17.39%
	Highest contract charge 1.45% Class IB	$152.84	—	—	—	16.26%
	All contract charges	—	595	$93,129	1.61%	—
2018	Lowest contract charge 0.50% Class IB	$140.11	—	—	—	(5.61)%
	Highest contract charge 1.45% Class IB	$131.46	—	—	—	(6.51)%
	All contract charges	—	539	$72,435	1.29%	—
2017	Lowest contract charge 0.50% Class IB	$148.43	—	—	—	11.23%
	Highest contract charge 1.45% Class IB	$140.62	—	—	—	10.18%
	All contract charges	—	464	$66,158	1.51%	—

FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Moderate Growth Strategy (Continued)
2016	Lowest contract charge 0.50% Class IB	$133.44	—	—	—	6.52%
	Highest contract charge 1.45% Class IB	$127.63	—	—	—	5.51%
	All contract charges	—	392	$50,651	1.01%	—
2015	Lowest contract charge 0.50% Class IB	$125.27	—	—	—	(1.28)%
	Highest contract charge 1.45% Class IB	$120.97	—	—	—	(2.23)%
	All contract charges	—	304	$37,073	1.26%	—

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 0.50% Class B	$241.02	—	—	—	19.39%
	Highest contract charge 1.45% Class B	$206.22	—	—	—	18.25%
	All contract charges	—	5,942	$1,255,928	1.59%	—
2018	Lowest contract charge 0.50% Class B	$201.87	—	—	—	(7.31)%
	Highest contract charge 1.45% Class B	$174.39	—	—	—	(8.20)%
	All contract charges	—	6,083	$1,084,608	1.59%	—
2017	Lowest contract charge 0.50% Class B	$217.78	—	—	—	14.32%
	Highest contract charge 1.45% Class B	$189.96	—	—	—	13.23%
	All contract charges	—	6,255	$1,211,042	1.40%	—
2016	Lowest contract charge 0.50% Class B	$190.50	—	—	—	6.73%
	Highest contract charge 1.45% Class B	$167.76	—	—	—	5.72%
	All contract charges	—	6,382	$1,086,620	0.91%	—
2015	Lowest contract charge 0.50% Class B	$178.48	—	—	—	(1.78)%
	Highest contract charge 1.45% Class B	$158.68	—	—	—	(2.72)%
	All contract charges	—	6,504	$1,044,145	0.90%	—

EQ/Money Market
2019	Lowest contract charge 0.00% Class IA	$1.03	—	—	—	0.98%
	Highest contract charge 1.45% Class IA	$107.51	—	—	—	0.05%
	All contract charges	—	1,743	$38,184	1.51%	—
2018	Lowest contract charge 0.00% Class IA	$1.02	—	—	—	2.00%
	Highest contract charge 1.45% Class IA	$107.46	—	—	—	(0.20)%
	All contract charges	—	1,455	$40,146	1.26%	—
2017	Lowest contract charge 0.00% Class IA	$1.00	—	—	—	—%
	Highest contract charge 1.45% Class IA	$107.68	—	—	—	(1.05)%
	All contract charges	—	1,454	$38,911	0.39%	—
2016	Lowest contract charge 0.00% Class IA	$1.00	—	—	—	—%
	Highest contract charge 1.45% Class IA	$108.82	—	—	—	(1.45)%
	All contract charges	—	1,443	$42,564	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$1.00	—	—	—	—%
	Highest contract charge 1.45% Class IA	$110.42	—	—	—	(1.45)%
	All contract charges	—	1,266	$43,701	0.00%	—

EQ/Money Market
2019	Lowest contract charge 0.00% Class IB	$1.03	—	—	—	0.98%
	Highest contract charge 1.30% Class IB	$93.82	—	—	—	0.21%
	All contract charges	—	7,095	$30,806	1.51%	—
2018	Lowest contract charge 0.00% Class IB	$1.02	—	—	—	2.00%
	Highest contract charge 1.30% Class IB	$93.62	—	—	—	(0.04)%
	All contract charges	—	9,274	$33,488	1.26%	—
2017	Lowest contract charge 0.00% Class IB	$1.00	—	—	—	—%
	Highest contract charge 1.30% Class IB	$93.66	—	—	—	(0.88)%
	All contract charges	—	8,987	$30,193	0.39%	—
2016	Lowest contract charge 0.00% Class IB	$1.00	—	—	—	—%
	Highest contract charge 1.30% Class IB	$94.49	—	—	—	(1.28)%
	All contract charges	—	8,365	$33,504	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$1.00	—	—	—	—%
	Highest contract charge 1.30% Class IB	$95.72	—	—	—	(1.29)%
	All contract charges	—	4,538	$28,080	0.00%	—

FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Oppenheimer Global
2019	Lowest contract charge 0.50% Class IB	$234.11	—	—	—	30.43%
	Highest contract charge 1.45% Class IB	$206.03	—	—	—	29.19%
	All contract charges	—	1,116	$235,055	0.36%	—
2018	Lowest contract charge 0.50% Class IB	$179.49	—	—	—	(13.90)%
	Highest contract charge 1.45% Class IB	$159.48	—	—	—	(14.73)%
	All contract charges	—	1,036	$167,841	0.38%	—
2017	Lowest contract charge 0.50% Class IB	$208.47	—	—	—	34.94%
	Highest contract charge 1.45% Class IB	$187.03	—	—	—	33.66%
	All contract charges	—	941	$177,865	0.59%	—
2016	Lowest contract charge 0.50% Class IB	$154.49	—	—	—	(0.46)%
	Highest contract charge 1.45% Class IB	$139.93	—	—	—	(1.41)%
	All contract charges	—	875	$123,212	0.84%	—
2015	Lowest contract charge 0.50% Class IB	$155.20	—	—	—	2.66%
	Highest contract charge 1.45% Class IB	$141.93	—	—	—	1.68%
	All contract charges	—	852	$121,243	0.28%	—

EQ/PIMCO Global Real Return
2019	Lowest contract charge 0.50% Class IB	$112.93	—	—	—	7.62%
	Highest contract charge 1.45% Class IB	$105.95	—	—	—	6.60%
	All contract charges	—	430	$46,555	3.70%	—
2018	Lowest contract charge 0.50% Class IB	$104.93	—	—	—	(1.85)%
	Highest contract charge 1.45% Class IB	$99.39	—	—	—	(2.81)%
	All contract charges	—	381	$38,575	2.57%	—
2017	Lowest contract charge 0.50% Class IB	$106.91	—	—	—	2.38%
	Highest contract charge 1.45% Class IB	$102.26	—	—	—	1.42%
	All contract charges	—	339	$35,233	1.39%	—
2016	Lowest contract charge 0.50% Class IB	$104.42	—	—	—	9.78%
	Highest contract charge 1.45% Class IB	$100.83	—	—	—	8.72%
	All contract charges	—	245	$24,965	5.89%	—
2015	Lowest contract charge 0.50% Class IB	$95.12	—	—	—	(2.85)%
	Highest contract charge 1.45% Class IB	$92.74	—	—	—	(3.78)%
	All contract charges	—	184	$17,168	1.51%	—

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 1.10% Class IA	$98.85	—	—	—	1.43%
	Highest contract charge 1.10% Class IA	$98.85	—	—	—	1.43%
	All contract charges	—	1	$108	2.23%	—
2018	Lowest contract charge 1.10% Class IA	$97.46	—	—	—	(0.16)%
	Highest contract charge 1.10% Class IA	$97.46	—	—	—	(0.16)%
	All contract charges	—	1	$106	1.94%	—
2017	Lowest contract charge 1.10% Class IA	$97.62	—	—	—	0.77%
	Highest contract charge 1.10% Class IA	$97.62	—	—	—	0.77%
	All contract charges	—	1	$107	1.25%	—
2016	Lowest contract charge 1.10% Class IA	$96.87	—	—	—	0.87%
	Highest contract charge 1.10% Class IA	$96.87	—	—	—	0.87%
	All contract charges	—	1	$106	0.98%	—
2015	Lowest contract charge 1.10% Class IA	$96.03	—	—	—	(1.38)%
	Highest contract charge 1.10% Class IA	$96.03	—	—	—	(1.38)%
	All contract charges	—	1	$105	0.46%	—

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 0.50% Class IB	$118.39	—	—	—	2.04%
	Highest contract charge 1.45% Class IB	$102.85	—	—	—	1.07%
	All contract charges	—	710	$75,514	2.23%	—
2018	Lowest contract charge 0.50% Class IB	$116.02	—	—	—	0.45%
	Highest contract charge 1.45% Class IB	$101.76	—	—	—	(0.52)%
	All contract charges	—	743	$77,992	1.94%	—
2017	Lowest contract charge 0.50% Class IB	$115.50	—	—	—	1.38%
	Highest contract charge 1.45% Class IB	$102.29	—	—	—	0.42%
	All contract charges	—	767	$80,773	1.25%	—

FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/PIMCO Ultra Short Bond (Continued)
2016	Lowest contract charge 0.50% Class IB	$113.93	—	—	—	1.49%
	Highest contract charge 1.45% Class IB	$101.86	—	—	—	0.51%
	All contract charges	—	798	$83,638	0.98%	—
2015	Lowest contract charge 0.50% Class IB	$112.26	—	—	—	(0.78)%
	Highest contract charge 1.45% Class IB	$101.34	—	—	—	(1.73)%
	All contract charges	—	857	$88,975	0.46%	—

EQ/Quality Bond PLUS
2019	Lowest contract charge 0.70% Class IA	$176.00	—	—	—	4.89%
	Highest contract charge 1.45% Class IA	$141.57	—	—	—	4.10%
	All contract charges	—	297	$53,964	1.55%	—
2018	Lowest contract charge 0.70% Class IA	$167.79	—	—	—	(0.59)%
	Highest contract charge 1.45% Class IA	$135.99	—	—	—	(1.34)%
	All contract charges	—	316	$55,139	1.68%	—
2017	Lowest contract charge 0.70% Class IA	$168.78	—	—	—	0.69%
	Highest contract charge 1.45% Class IA	$137.84	—	—	—	(0.07)%
	All contract charges	—	335	$59,351	1.17%	—
2016	Lowest contract charge 0.70% Class IA	$167.63	—	—	—	0.47%
	Highest contract charge 1.45% Class IA	$137.94	—	—	—	(0.29)%
	All contract charges	—	358	$63,477	1.12%	—
2015	Lowest contract charge 0.70% Class IA	$166.85	—	—	—	(0.48)%
	Highest contract charge 1.45% Class IA	$138.34	—	—	—	(1.23)%
	All contract charges	—	391	$69,213	1.05%	—

EQ/Quality B8ond PLUS
2019	Lowest contract charge 0.50% Class IB	$157.31	—	—	—	5.10%
	Highest contract charge 1.30% Class IB	$106.34	—	—	—	4.28%
	All contract charges	—	134	$19,027	1.55%	—
2018	Lowest contract charge 0.50% Class IB	$149.67	—	—	—	(0.39)%
	Highest contract charge 1.30% Class IB	$101.98	—	—	—	(1.17)%
	All contract charges	—	138	$18,720	1.68%	—
2017	Lowest contract charge 0.50% Class IB	$150.25	—	—	—	0.89%
	Highest contract charge 1.30% Class IB	$103.19	—	—	—	0.09%
	All contract charges	—	146	$20,008	1.17%	—
2016	Lowest contract charge 0.50% Class IB	$148.93	—	—	—	0.67%
	Highest contract charge 1.30% Class IB	$103.10	—	—	—	(0.13)%
	All contract charges	—	153	$20,936	1.12%	—
2015	Lowest contract charge 0.50% Class IB	$147.94	—	—	—	(0.27)%
	Highest contract charge 1.30% Class IB	$103.23	—	—	—	(1.06)%
	All contract charges	—	159	$21,910	1.05%	—

EQ/Small Company Index
2019	Lowest contract charge 0.40% Class IB	$213.87	—	—	—	24.71%
	Highest contract charge 1.45% Class IB	$319.67	—	—	—	23.40%
	All contract charges	—	1,112	$348,866	1.13%	—
2018	Lowest contract charge 0.40% Class IB	$171.49	—	—	—	(11.67)%
	Highest contract charge 1.45% Class IB	$259.06	—	—	—	(12.60)%
	All contract charges	—	1,080	$273,883	0.96%	—
2017	Lowest contract charge 0.40% Class IB	$194.15	—	—	—	13.56%
	Highest contract charge 1.45% Class IB	$296.42	—	—	—	12.36%
	All contract charges	—	1,080	$312,612	1.07%	—
2016	Lowest contract charge 0.40% Class IB	$170.97	—	—	—	20.05%
	Highest contract charge 1.45% Class IB	$263.81	—	—	—	18.79%
	All contract charges	—	1,078	$277,464	1.16%	—
2015	Lowest contract charge 0.40% Class IB	$142.42	—	—	—	(4.95)%
	Highest contract charge 1.45% Class IB	$222.09	—	—	—	(5.95)%
	All contract charges	—	1,085	$235,560	0.91%	—

FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/T. Rowe Price Growth Stock
2019	Lowest contract charge 0.40% Class IB	$284.01	—	—	—	30.58%
	Highest contract charge 1.45% Class IB	$307.96	—	—	—	29.20%
	All contract charges	—	2,787	$875,449	0.00%	—
2018	Lowest contract charge 0.40% Class IB	$217.50	—	—	—	(2.01)%
	Highest contract charge 1.45% Class IB	$238.36	—	—	—	(3.05)%
	All contract charges	—	2,636	$638,686	0.00%	—
2017	Lowest contract charge 0.40% Class IB	$221.97	—	—	—	32.84%
	Highest contract charge 1.45% Class IB	$245.86	—	—	—	31.44%
	All contract charges	—	2,437	$606,687	0.00%	—
2016	Lowest contract charge 0.40% Class IB	$167.10	—	—	—	0.94%
	Highest contract charge 1.45% Class IB	$187.05	—	—	—	(0.13)%
	All contract charges	—	2,262	$427,483	0.00%	—
2015	Lowest contract charge 0.40% Class IB	$165.55	—	—	—	9.78%
	Highest contract charge 1.45% Class IB	$187.29	—	—	—	8.62%
	All contract charges	—	2,171	$409,319	0.00%	—

EQ/Templeton Global Equity Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$158.93	—	—	—	20.34%
	Highest contract charge 1.45% Class IB	$139.87	—	—	—	19.19%
	All contract charges	—	347	$49,684	1.87%	—
2018	Lowest contract charge 0.50% Class IB	$132.07	—	—	—	(12.65)%
	Highest contract charge 1.45% Class IB	$117.35	—	—	—	(13.49)%
	All contract charges	—	354	$42,567	2.81%	—
2017	Lowest contract charge 0.50% Class IB	$151.20	—	—	—	20.69%
	Highest contract charge 1.45% Class IB	$135.65	—	—	—	19.54%
	All contract charges	—	370	$51,182	1.41%	—
2016	Lowest contract charge 0.50% Class IB	$125.28	—	—	—	4.74%
	Highest contract charge 1.45% Class IB	$113.48	—	—	—	3.75%
	All contract charges	—	381	$43,936	0.69%	—
2015	Lowest contract charge 0.50% Class IB	$119.61	—	—	—	(3.12)%
	Highest contract charge 1.45% Class IB	$109.38	—	—	—	(4.05)%
	All contract charges	—	399	$44,162	0.00%	—

EQ/UBS Growth & Income
2019	Lowest contract charge 0.50% Class IB	$304.53	—	—	—	36.12%
	Highest contract charge 1.45% Class IB	$263.14	—	—	—	34.82%
	All contract charges	—	180	$43,722	0.49%	—
2018	Lowest contract charge 0.50% Class IB	$223.72	—	—	—	(13.85)%
	Highest contract charge 1.45% Class IB	$195.18	—	—	—	(14.68)%
	All contract charges	—	186	$33,725	0.34%	—
2017	Lowest contract charge 0.50% Class IB	$259.69	—	—	—	20.67%
	Highest contract charge 1.35% Class IB	$231.85	—	—	—	19.65%
	All contract charges	—	196	$42,336	0.29%	—
2016	Lowest contract charge 0.50% Class IB	$215.20	—	—	—	9.59%
	Highest contract charge 1.35% Class IB	$193.78	—	—	—	8.66%
	All contract charges	—	188	$34,163	0.82%	—
2015	Lowest contract charge 0.50% Class IB	$196.36	—	—	—	(1.92)%
	Highest contract charge 1.34% Class IB	$178.53	—	—	—	(2.75)%
	All contract charges	—	204	$34,304	0.59%	—

EQ/Wellington Energy(p)
2019	Lowest contract charge 0.40% Class IB	$67.81	—	—	—	0.61%
	Highest contract charge 1.45% Class IB	$54.45	—	—	—	(0.46)%
	All contract charges	—	599	$41,502	0.95%	—
2018	Lowest contract charge 0.40% Class IB(e)	$67.40	—	—	—	(31.53)%
	Highest contract charge 1.45% Class IB(e)	$54.70	—	—	—	(31.67)%
	All contract charges	—	540	$37,658	0.11%	—

FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Equity-Income Portfolio
2019	Lowest contract charge 0.50% Service Class 2	$237.87	—	—	—	26.47%
	Highest contract charge 1.20% Service Class 2	$222.13	—	—	—	25.58%
	All contract charges	—	78	$17,456	1.93%	—
2018	Lowest contract charge 0.50% Service Class 2	$188.08	—	—	—	(9.00)%
	Highest contract charge 1.20% Service Class 2	$176.88	—	—	—	(9.64)%
	All contract charges	—	69	$12,307	2.13%	—
2017	Lowest contract charge 0.50% Service Class 2	$206.67	—	—	—	12.09%
	Highest contract charge 1.20% Service Class 2	$195.75	—	—	—	11.30%
	All contract charges	—	64	$12,640	1.57%	—
2016	Lowest contract charge 0.50% Service Class 2	$184.38	—	—	—	17.12%
	Highest contract charge 1.20% Service Class 2	$175.87	—	—	—	16.30%
	All contract charges	—	58	$10,325	2.37%	—
2015	Lowest contract charge 0.50% Service Class 2	$157.43	—	—	—	(4.71)%
	Highest contract charge 1.20% Service Class 2	$151.22	—	—	—	(5.39)%
	All contract charges	—	50	$7,681	3.28%	—

Fidelity® VIP Mid Cap Portfolio
2019	Lowest contract charge 0.50% Service Class 2	$221.31	—	—	—	22.56%
	Highest contract charge 1.20% Service Class 2	$206.66	—	—	—	21.69%
	All contract charges	—	334	$69,298	0.70%	—
2018	Lowest contract charge 0.50% Service Class 2	$180.58	—	—	—	(15.20)%
	Highest contract charge 1.20% Service Class 2	$169.82	—	—	—	(15.80)%
	All contract charges	—	304	$51,722	0.41%	—
2017	Lowest contract charge 0.50% Service Class 2	$212.94	—	—	—	19.93%
	Highest contract charge 1.20% Service Class 2	$201.69	—	—	—	19.10%
	All contract charges	—	269	$54,048	0.51%	—
2016	Lowest contract charge 0.50% Service Class 2	$177.55	—	—	—	11.37%
	Highest contract charge 1.20% Service Class 2	$169.35	—	—	—	10.58%
	All contract charges	—	234	$39,627	0.35%	—
2015	Lowest contract charge 0.50% Service Class 2	$159.43	—	—	—	(2.12)%
	Highest contract charge 1.20% Service Class 2	$153.15	—	—	—	(2.81)%
	All contract charges	—	191	$29,387	0.29%	—

Invesco Oppenheimer V.I. Main Street Fund
2019	Lowest contract charge 0.50% Series II	$279.40	—	—	—	31.08%
	Highest contract charge 1.20% Series II	$260.92	—	—	—	30.16%
	All contract charges	—	36	$9,436	0.41%	—
2018	Lowest contract charge 0.50% Series II	$213.15	—	—	—	(8.56)%
	Highest contract charge 1.20% Series II	$200.46	—	—	—	(9.21)%
	All contract charges	—	31	$6,321	0.90%	—
2017	Lowest contract charge 0.50% Series II	$233.11	—	—	—	16.06%
	Highest contract charge 1.20% Series II	$220.79	—	—	—	15.24%
	All contract charges	—	28	$6,219	1.03%	—
2016	Lowest contract charge 0.50% Series II	$200.86	—	—	—	10.75%
	Highest contract charge 1.20% Series II	$191.59	—	—	—	9.96%
	All contract charges	—	21	$4,187	0.85%	—
2015	Lowest contract charge 0.50% Series II	$181.37	—	—	—	2.59%
	Highest contract charge 1.20% Series II	$174.23	—	—	—	1.87%
	All contract charges	—	15	$2,773	0.65%	—

Invesco V.I. Diversified Dividend Fund
2019	Lowest contract charge 0.00% Series II	$141.34	—	—	—	24.77%
	Highest contract charge 1.20% Series II	$207.84	—	—	—	23.28%
	All contract charges	—	315	$64,883	2.77%	—
2018	Lowest contract charge 0.00% Series II	$113.28	—	—	—	(7.81)%
	Highest contract charge 1.20% Series II	$168.59	—	—	—	(8.93)%
	All contract charges	—	288	$48,181	2.25%	—
2017	Lowest contract charge 0.00% Series II(d)	$122.88	—	—	—	8.35%
	Highest contract charge 1.20% Series II	$185.12	—	—	—	7.05%
	All contract charges	—	248	$45,760	1.63%	—

FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
Invesco V.I. Diversified Dividend Fund (Continued)
2016	Lowest contract charge 0.00% Series II	$112.48	—	—	—	14.54%
	Highest contract charge 1.20% Series II	$172.93	—	—	—	13.17%
	All contract charges	—	166	$28,770	1.35%	—
2015	Lowest contract charge 0.00% Series II(c)	$98.20	—	—	—	(1.88)%
	Highest contract charge 1.20% Series II	$152.81	—	—	—	0.60%
	All contract charges	—	78	$12,046	1.70%	—

Invesco V.I. High Yield Fund
2019	Lowest contract charge 0.50% Series II	$144.29	—	—	—	12.59%
	Highest contract charge 1.45% Series II	$132.81	—	—	—	11.52%
	All contract charges	—	369	$50,138	5.86%	—
2018	Lowest contract charge 0.50% Series II	$128.15	—	—	—	(4.09)%
	Highest contract charge 1.45% Series II	$119.09	—	—	—	(5.01)%
	All contract charges	—	334	$40,326	4.92%	—
2017	Lowest contract charge 0.50% Series II	$133.61	—	—	—	5.60%
	Highest contract charge 1.45% Series II	$125.37	—	—	—	4.59%
	All contract charges	—	324	$41,199	4.01%	—
2016	Lowest contract charge 0.50% Series II	$126.53	—	—	—	10.28%
	Highest contract charge 1.45% Series II	$119.87	—	—	—	9.22%
	All contract charges	—	280	$34,051	4.11%	—
2015	Lowest contract charge 0.50% Series II	$114.74	—	—	—	(3.85)%
	Highest contract charge 1.45% Series II	$109.75	—	—	—	(4.76)%
	All contract charges	—	255	$28,355	5.55%	—

Invesco V.I. Mid Cap Core Equity Fund
2019	Lowest contract charge 0.50% Series II	$190.28	—	—	—	24.41%
	Highest contract charge 1.45% Series II	$153.93	—	—	—	23.22%
	All contract charges	—	133	$24,962	0.22%	—
2018	Lowest contract charge 0.50% Series II	$152.94	—	—	—	(12.04)%
	Highest contract charge 1.45% Series II	$124.92	—	—	—	(12.89)%
	All contract charges	—	131	$19,811	0.11%	—
2017	Lowest contract charge 0.50% Series II	$173.88	—	—	—	14.08%
	Highest contract charge 1.45% Series II	$143.40	—	—	—	12.99%
	All contract charges	—	128	$22,182	0.32%	—
2016	Lowest contract charge 0.50% Series II	$152.42	—	—	—	12.60%
	Highest contract charge 1.45% Series II	$126.91	—	—	—	11.53%
	All contract charges	—	119	$18,351	0.00%	—
2015	Lowest contract charge 0.50% Series II	$135.37	—	—	—	(4.76)%
	Highest contract charge 1.45% Series II	$113.79	—	—	—	(5.67)%
	All contract charges	—	107	$14,794	0.11%	—

Invesco V.I. Small Cap Equity Fund
2019	Lowest contract charge 0.50% Series II	$210.76	—	—	—	25.68%
	Highest contract charge 1.34% Series II	$222.49	—	—	—	24.63%
	All contract charges	—	52	$10,954	0.00%	—
2018	Lowest contract charge 0.50% Series II	$167.69	—	—	—	(15.70)%
	Highest contract charge 1.34% Series II	$178.52	—	—	—	(16.42)%
	All contract charges	—	52	$8,833	0.00%	—
2017	Lowest contract charge 0.50% Series II	$198.91	—	—	—	13.16%
	Highest contract charge 1.34% Series II	$213.58	—	—	—	12.20%
	All contract charges	—	53	$10,641	0.00%	—
2016	Lowest contract charge 0.50% Series II	$175.78	—	—	—	11.28%
	Highest contract charge 1.34% Series II	$190.35	—	—	—	10.35%
	All contract charges	—	53	$9,535	0.00%	—
2015	Lowest contract charge 0.50% Series II	$157.96	—	—	—	(6.21)%
	Highest contract charge 1.34% Series II	$172.50	—	—	—	(7.00)%
	All contract charges	—	52	$8,732	0.00%	—

FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
IVY VIP High Income
2019	Lowest contract charge 0.50% Class II	$180.59	—	—	—	10.64%
	Highest contract charge 1.45% Class II	$147.28	—	—	—	9.58%
	All contract charges	—	1,620	$273,893	6.48%	—
2018	Lowest contract charge 0.50% Class II	$163.23	—	—	—	(2.61)%
	Highest contract charge 1.45% Class II	$134.40	—	—	—	(3.55)%
	All contract charges	—	1,541	$237,179	6.26%	—
2017	Lowest contract charge 0.50% Class II	$167.60	—	—	—	6.15%
	Highest contract charge 1.45% Class II	$139.34	—	—	—	5.14%
	All contract charges	—	1,452	$231,112	5.42%	—
2016	Lowest contract charge 0.50% Class II	$157.89	—	—	—	15.60%
	Highest contract charge 1.45% Class II	$132.53	—	—	—	14.51%
	All contract charges	—	1,293	$195,046	7.20%	—
2015	Lowest contract charge 0.50% Class II	$136.58	—	—	—	(6.97)%
	Highest contract charge 1.45% Class II	$115.74	—	—	—	(7.86)%
	All contract charges	—	1,240	$162,881	6.09%	—

IVY VIP Small Cap Growth
2019	Lowest contract charge 0.50% Class II	$226.13	—	—	—	22.75%
	Highest contract charge 1.34% Class II	$166.08	—	—	—	21.71%
	All contract charges	—	222	$42,024	0.00%	—
2018	Lowest contract charge 0.50% Class II	$184.22	—	—	—	(4.59)%
	Highest contract charge 1.34% Class II	$136.45	—	—	—	(5.41)%
	All contract charges	—	200	$30,759	0.36%	—
2017	Lowest contract charge 0.50% Class II	$193.09	—	—	—	22.50%
	Highest contract charge 1.34% Class II	$144.25	—	—	—	21.47%
	All contract charges	—	160	$25,839	0.00%	—
2016	Lowest contract charge 0.50% Class II	$157.62	—	—	—	2.40%
	Highest contract charge 1.34% Class II	$118.75	—	—	—	1.54%
	All contract charges	—	149	$19,347	0.00%	—
2015	Lowest contract charge 0.50% Class II	$153.92	—	—	—	1.37%
	Highest contract charge 1.45% Class II	$116.35	—	—	—	0.41%
	All contract charges	—	158	$19,869	0.00%	—

MFS® Investors Trust Series
2019	Lowest contract charge 0.50% Service Class	$272.81	—	—	—	30.59%
	Highest contract charge 1.34% Service Class	$283.63	—	—	—	29.49%
	All contract charges	—	86	$23,195	0.50%	—
2018	Lowest contract charge 0.50% Service Class	$208.90	—	—	—	(6.18)%
	Highest contract charge 1.34% Service Class	$219.04	—	—	—	(6.98)%
	All contract charges	—	80	$16,778	0.45%	—
2017	Lowest contract charge 0.50% Service Class	$222.67	—	—	—	22.41%
	Highest contract charge 1.34% Service Class	$235.47	—	—	—	21.38%
	All contract charges	—	78	$17,704	0.56%	—
2016	Lowest contract charge 0.50% Service Class	$181.90	—	—	—	7.78%
	Highest contract charge 1.34% Service Class	$193.99	—	—	—	6.87%
	All contract charges	—	72	$13,353	0.58%	—
2015	Lowest contract charge 0.50% Service Class	$168.77	—	—	—	(0.55)%
	Highest contract charge 1.34% Service Class	$181.52	—	—	—	(1.39)%
	All contract charges	—	68	$12,058	0.68%	—

MFS® Massachusetts Investors Growth Stock Portfolio
2019	Lowest contract charge 0.50% Service Class	$365.68	—	—	—	38.88%
	Highest contract charge 1.34% Service Class	$337.88	—	—	—	37.71%
	All contract charges	—	100	$34,475	0.35%	—
2018	Lowest contract charge 0.50% Service Class	$263.30	—	—	—	0.07%
	Highest contract charge 1.34% Service Class	$245.35	—	—	—	(0.78)%
	All contract charges	—	73	$18,288	0.34%	—

FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
MFS® Massachusetts Investors Growth Stock Portfolio (Continued)
2017	Lowest contract charge 0.50% Service Class	$263.11	—	—	—	27.46%
	Highest contract charge 1.34% Service Class	$247.28	—	—	—	26.39%
	All contract charges	—	69	$17,383	0.42%	—
2016	Lowest contract charge 0.50% Service Class	$206.42	—	—	—	5.31%
	Highest contract charge 1.34% Service Class	$195.65	—	—	—	4.43%
	All contract charges	—	69	$13,609	0.40%	—
2015	Lowest contract charge 0.50% Service Class(a)	$196.01	—	—	—	(2.00)%
	Highest contract charge 1.34% Service Class(a)	$187.35	—	—	—	(2.64)%
	All contract charges	—	55	$10,568	0.46%	—

Multimanager Aggressive Equity
2019	Lowest contract charge 0.70% Class IA	$233.70	—	—	—	32.42%
	Highest contract charge 1.45% Class IA	$191.20	—	—	—	31.42%
	All contract charges	—	2,955	$678,310	0.75%	—
2018	Lowest contract charge 0.70% Class IA	$176.49	—	—	—	(0.91)%
	Highest contract charge 1.45% Class IA	$145.49	—	—	—	(1.67)%
	All contract charges	—	3,245	$563,402	0.13%	—
2017	Lowest contract charge 0.70% Class IA	$178.11	—	—	—	29.44%
	Highest contract charge 1.45% Class IA	$147.96	—	—	—	28.47%
	All contract charges	—	3,579	$628,070	0.15%	—
2016	Lowest contract charge 0.70% Class IA	$137.60	—	—	—	2.72%
	Highest contract charge 1.45% Class IA	$115.17	—	—	—	1.95%
	All contract charges	—	3,933	$533,772	0.53%	—
2015	Lowest contract charge 0.70% Class IA	$133.96	—	—	—	3.26%
	Highest contract charge 1.45% Class IA	$112.97	—	—	—	2.48%
	All contract charges	—	4,332	$573,539	0.16%	—
Multimanager Aggressive Equity
2019	Lowest contract charge 0.50% Class IB	$217.50	—	—	—	32.69%
	Highest contract charge 1.30% Class IB	$257.99	—	—	—	31.63%
	All contract charges	—	155	$31,746	0.75%	—
2018	Lowest contract charge 0.50% Class IB	$163.92	—	—	—	(0.71)%
	Highest contract charge 1.30% Class IB	$195.99	—	—	—	(1.50)%
	All contract charges	—	166	$25,401	0.13%	—
2017	Lowest contract charge 0.50% Class IB	$165.10	—	—	—	29.70%
	Highest contract charge 1.30% Class IB	$198.98	—	—	—	28.68%
	All contract charges	—	166	$25,903	0.15%	—
2016	Lowest contract charge 0.50% Class IB	$127.29	—	—	—	2.93%
	Highest contract charge 1.30% Class IB	$154.63	—	—	—	2.11%
	All contract charges	—	179	$21,680	0.53%	—
2015	Lowest contract charge 0.50% Class IB	$123.67	—	—	—	3.46%
	Highest contract charge 1.30% Class IB	$151.43	—	—	—	2.65%
	All contract charges	—	203	$24,139	0.16%	—
Multimanager Core Bond
2019	Lowest contract charge 0.40% Class IB	$113.30	—	—	—	6.96%
	Highest contract charge 1.45% Class IB	$151.73	—	—	—	5.82%
	All contract charges	—	716	$112,045	2.14%	—
2018	Lowest contract charge 0.40% Class IB	$105.93	—	—	—	(0.80)%
	Highest contract charge 1.45% Class IB	$143.38	—	—	—	(1.85)%
	All contract charges	—	701	$103,441	2.70%	—
2017	Lowest contract charge 0.40% Class IB	$106.78	—	—	—	2.58%
	Highest contract charge 1.45% Class IB	$146.08	—	—	—	1.51%
	All contract charges	—	755	$113,109	2.08%	—
2016	Lowest contract charge 0.40% Class IB	$104.09	—	—	—	2.23%
	Highest contract charge 1.45% Class IB	$143.91	—	—	—	1.16%
	All contract charges	—	794	$116,522	2.08%	—
2015	Lowest contract charge 0.40% Class IB	$101.82	—	—	—	(0.26)%
	Highest contract charge 1.45% Class IB	$142.26	—	—	—	(1.32)%
	All contract charges	—	833	$120,425	1.92%	—

FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
Multimanager Mid Cap Growth
2019	Lowest contract charge 0.50% Class IB	$316.65	—	—	—	32.30%
	Highest contract charge 1.45% Class IB	$266.41	—	—	—	31.03%
	All contract charges	—	320	$87,850	0.00%	—
2018	Lowest contract charge 0.50% Class IB	$239.35	—	—	—	(6.25)%
	Highest contract charge 1.45% Class IB	$203.32	—	—	—	(7.15)%
	All contract charges	—	343	$71,852	0.00%	—
2017	Lowest contract charge 0.50% Class IB	$255.30	—	—	—	26.03%
	Highest contract charge 1.45% Class IB	$218.97	—	—	—	24.83%
	All contract charges	—	362	$81,983	0.00%	—
2016	Lowest contract charge 0.50% Class IB	$202.57	—	—	—	6.25%
	Highest contract charge 1.45% Class IB	$175.41	—	—	—	5.23%
	All contract charges	—	386	$69,549	0.10%	—
2015	Lowest contract charge 0.50% Class IB	$190.66	—	—	—	(2.01)%
	Highest contract charge 1.45% Class IB	$166.69	—	—	—	(2.95)%
	All contract charges	—	426	$72,928	0.00%	—

Multimanager Mid Cap Value
2019	Lowest contract charge 0.40% Class IB	$197.71	—	—	—	24.47%
	Highest contract charge 1.45% Class IB	$252.16	—	—	—	23.16%
	All contract charges	—	197	$50,680	1.38%	—
2018	Lowest contract charge 0.40% Class IB	$158.84	—	—	—	(13.10)%
	Highest contract charge 1.45% Class IB	$204.74	—	—	—	(14.02)%
	All contract charges	—	213	$44,482	0.74%	—
2017	Lowest contract charge 0.40% Class IB	$182.79	—	—	—	8.84%
	Highest contract charge 1.45% Class IB	$238.13	—	—	—	7.69%
	All contract charges	—	231	$56,322	0.76%	—
2016	Lowest contract charge 0.40% Class IB	$167.95	—	—	—	18.61%
	Highest contract charge 1.45% Class IB	$221.12	—	—	—	17.35%
	All contract charges	—	254	$57,175	1.03%	—
2015	Lowest contract charge 0.40% Class IB	$141.60	—	—	—	(5.93)%
	Highest contract charge 1.45% Class IB	$188.42	—	—	—	(6.92)%
	All contract charges	—	281	$53,666	0.67%	—

Multimanager Technology
2019	Lowest contract charge 0.50% Class IB	$456.71	—	—	—	37.18%
	Highest contract charge 1.45% Class IB	$384.26	—	—	—	35.87%
	All contract charges	—	628	$249,266	0.15%	—
2018	Lowest contract charge 0.50% Class IB	$332.93	—	—	—	1.78%
	Highest contract charge 1.45% Class IB	$282.81	—	—	—	0.80%
	All contract charges	—	656	$191,090	0.15%	—
2017	Lowest contract charge 0.50% Class IB	$327.10	—	—	—	38.43%
	Highest contract charge 1.45% Class IB	$280.56	—	—	—	37.11%
	All contract charges	—	667	$191,981	0.00%	—
2016	Lowest contract charge 0.50% Class IB	$236.30	—	—	—	8.40%
	Highest contract charge 1.45% Class IB	$204.62	—	—	—	7.37%
	All contract charges	—	689	$144,841	0.01%	—
2015	Lowest contract charge 0.50% Class IB	$217.98	—	—	—	5.76%
	Highest contract charge 1.45% Class IB	$190.58	—	—	—	4.75%
	All contract charges	—	763	$148,717	0.00%	—

PIMCO CommodityRealReturn® Strategy Portfolio
2019	Lowest contract charge 0.00% Advisor Class	$96.41	—	—	—	11.35%
	Highest contract charge 1.20% Advisor Class	$61.96	—	—	—	10.01%
	All contract charges	—	144	$9,012	4.36%	—
2018	Lowest contract charge 0.00% Advisor Class	$86.58	—	—	—	(14.20)%
	Highest contract charge 1.20% Advisor Class	$56.32	—	—	—	(15.23)%
	All contract charges	—	133	$7,582	1.97%	—

FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
PIMCO CommodityRealReturn® Strategy Portfolio (Continued)
2017	Lowest contract charge 0.00% Advisor Class(d)	$100.91	—	—	—	2.04%
	Highest contract charge 1.20% Advisor Class	$66.44	—	—	—	0.82%
	All contract charges	—	123	$8,220	10.91%	—
2016	Lowest contract charge 0.00% Advisor Class	$87.28	—	—	—	14.87%
	Highest contract charge 1.20% Advisor Class	$65.90	—	—	—	13.50%
	All contract charges	—	106	$7,011	1.03%	—
2015	Lowest contract charge 0.00% Advisor Class(c)	$75.98	—	—	—	(23.02)%
	Highest contract charge 1.20% Advisor Class	$58.06	—	—	—	(26.55)%
	All contract charges	—	89	$5,188	4.14%	—

Target 2015 Allocation
2019	Lowest contract charge 0.40% Class B	$149.46	—	—	—	14.54%
	Highest contract charge 1.34% Class B	$144.96	—	—	—	13.45%
	All contract charges	—	129	$18,932	1.81%	—
2018	Lowest contract charge 0.50% Class B	$141.83	—	—	—	(4.79)%
	Highest contract charge 1.34% Class B	$127.77	—	—	—	(5.59)%
	All contract charges	—	125	$16,254	1.55%	—
2017	Lowest contract charge 0.50% Class B	$148.96	—	—	—	10.75%
	Highest contract charge 1.34% Class B	$135.34	—	—	—	9.82%
	All contract charges	—	157	$21,214	1.29%	—
2016	Lowest contract charge 0.40% Class B	$123.50	—	—	—	5.21%
	Highest contract charge 1.34% Class B	$123.24	—	—	—	4.22%
	All contract charges	—	180	$22,285	1.42%	—
2015	Lowest contract charge 0.50% Class B	$127.97	—	—	—	(2.40)%
	Highest contract charge 1.34% Class B	$118.25	—	—	—	(3.22)%
	All contract charges	—	194	$22,954	1.16%	—

Target 2025 Allocation
2019	Lowest contract charge 0.40% Class B	$169.67	—	—	—	18.90%
	Highest contract charge 1.45% Class B	$158.92	—	—	—	17.65%
	All contract charges	—	556	$91,272	1.74%	—
2018	Lowest contract charge 0.40% Class B	$142.70	—	—	—	(6.52)%
	Highest contract charge 1.45% Class B	$135.08	—	—	—	(7.52)%
	All contract charges	—	527	$73,264	1.62%	—
2017	Lowest contract charge 0.40% Class B	$152.66	—	—	—	14.95%
	Highest contract charge 1.45% Class B	$146.06	—	—	—	13.75%
	All contract charges	—	521	$77,893	1.52%	—
2016	Lowest contract charge 0.40% Class B	$132.80	—	—	—	6.99%
	Highest contract charge 1.45% Class B	$128.41	—	—	—	5.87%
	All contract charges	—	461	$60,164	1.50%	—
2015	Lowest contract charge 0.40% Class B	$124.12	—	—	—	(2.44)%
	Highest contract charge 1.45% Class B	$121.29	—	—	—	(3.46)%
	All contract charges	—	437	$53,745	1.28%	—

Target 2035 Allocation
2019	Lowest contract charge 0.40% Class B	$182.42	—	—	—	21.84%
	Highest contract charge 1.45% Class B	$168.72	—	—	—	20.55%
	All contract charges	—	653	$113,859	1.69%	—
2018	Lowest contract charge 0.40% Class B	$149.72	—	—	—	(7.55)%
	Highest contract charge 1.45% Class B	$139.96	—	—	—	(8.52)%
	All contract charges	—	577	$83,122	1.59%	—
2017	Lowest contract charge 0.40% Class B	$161.94	—	—	—	17.30%
	Highest contract charge 1.45% Class B	$153.00	—	—	—	16.06%
	All contract charges	—	516	$80,987	1.51%	—
2016	Lowest contract charge 0.40% Class B	$138.06	—	—	—	7.59%
	Highest contract charge 1.45% Class B	$131.83	—	—	—	6.47%
	All contract charges	—	450	$60,682	1.48%	—
2015	Lowest contract charge 0.40% Class B	$128.32	—	—	—	(2.42)%
	Highest contract charge 1.45% Class B	$123.82	—	—	—	(3.45)%
	All contract charges	—	411	$51,693	1.33%	—

FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
Target 2045 Allocation
2019	Lowest contract charge 0.40% Class B	$193.30	—	—	—	23.85%
	Highest contract charge 1.45% Class B	$174.82	—	—	—	22.53%
	All contract charges	—	533	$96,751	1.64%	—
2018	Lowest contract charge 0.40% Class B	$156.08	—	—	—	(8.36)%
	Highest contract charge 1.45% Class B	$142.67	—	—	—	(9.32)%
	All contract charges	—	478	$70,067	1.53%	—
2017	Lowest contract charge 0.40% Class B	$170.31	—	—	—	19.21%
	Highest contract charge 1.45% Class B	$157.34	—	—	—	17.96%
	All contract charges	—	431	$69,508	1.50%	—
2016	Lowest contract charge 0.40% Class B	$142.86	—	—	—	8.25%
	Highest contract charge 1.45% Class B	$133.38	—	—	—	7.12%
	All contract charges	—	382	$52,165	1.47%	—
2015	Lowest contract charge 0.40% Class B	$131.97	—	—	—	(2.71)%
	Highest contract charge 1.45% Class B	$124.52	—	—	—	(3.64)%
	All contract charges	—	340	$43,122	1.38%	—

Target 2055 Allocation
2019	Lowest contract charge 0.50% Class B	$139.02	—	—	—	26.16%
	Highest contract charge 1.34% Class B	$133.66	—	—	—	25.09%
	All contract charges	—	197	$26,754	1.77%	—
2018	Lowest contract charge 0.50% Class B	$110.19	—	—	—	(9.24)%
	Highest contract charge 1.34% Class B	$106.85	—	—	—	(10.01)%
	All contract charges	—	124	$13,369	1.86%	—
2017	Lowest contract charge 0.50% Class B	$121.41	—	—	—	21.18%
	Highest contract charge 1.34% Class B	$118.74	—	—	—	20.17%
	All contract charges	—	68	$8,093	1.90%	—
2016	Lowest contract charge 0.50% Class B	$100.19	—	—	—	8.96%
	Highest contract charge 1.34% Class B	$98.81	—	—	—	8.04%
	All contract charges	—	32	$3,226	2.17%	—
2015	Lowest contract charge 0.50% Class B(b)	$91.95	—	—	—	(6.99)%
	Highest contract charge 1.34% Class B(b)	$91.46	—	—	—	(7.46)%
	All contract charges	—	6	$538	3.16%	—

Templeton Global Bond VIP Fund
2019	Lowest contract charge 0.50% Class 2	$123.47	—	—	—	1.50%
	Highest contract charge 1.20% Class 2	$115.30	—	—	—	0.79%
	All contract charges	—	641	$74,250	7.01%	—
2018	Lowest contract charge 0.50% Class 2	$121.64	—	—	—	1.43%
	Highest contract charge 1.20% Class 2	$114.40	—	—	—	0.70%
	All contract charges	—	598	$68,652	0.00%	—
2017	Lowest contract charge 0.50% Class 2	$119.93	—	—	—	1.41%
	Highest contract charge 1.20% Class 2	$113.60	—	—	—	0.71%
	All contract charges	—	564	$64,165	0.00%	—
2016	Lowest contract charge 0.50% Class 2	$118.26	—	—	—	2.43%
	Highest contract charge 1.20% Class 2	$112.80	—	—	—	1.70%
	All contract charges	—	502	$56,677	0.00%	—
2015	Lowest contract charge 0.50% Class 2	$115.46	—	—	—	(4.78)%
	Highest contract charge 1.20% Class 2	$110.91	—	—	—	(5.45)%
	All contract charges	—	427	$47,351	7.80%	—

VanEck VIP Global Hard Assets Fund
2019	Lowest contract charge 0.50% Class S	$54.75	—	—	—	10.99%
	Highest contract charge 1.45% Class S	$50.39	—	—	—	9.93%
	All contract charges	—	401	$20,621	0.00%	—
2018	Lowest contract charge 0.50% Class S	$49.33	—	—	—	(28.78)%
	Highest contract charge 1.45% Class S	$45.84	—	—	—	(29.47)%
	All contract charges	—	375	$17,520	0.00%	—
2017	Lowest contract charge 0.50% Class S	$69.26	—	—	—	(2.46)%
	Highest contract charge 1.45% Class S	$64.99	—	—	—	(3.39)%
	All contract charges	—	370	$24,338	0.00%	—

FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Concluded)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
VanEck VIP Hard Assets Fund (Continued)
2016	Lowest contract charge 0.50% Class S	$71.01	—	—	—	42.70%
	Highest contract charge 1.45% Class S	$67.27	—	—	—	41.35%
	All contract charges	—	380	$25,817	0.37%	—
2015	Lowest contract charge 0.50% Class S	$49.76	—	—	—	(33.96)%
	Highest contract charge 1.45% Class S	$47.59	—	—	—	(34.59)%
	All contract charges	—	318	$15,253	0.03%	—

(a)	Units were made available on March 27, 2015.
(b)	Units were made available on May 26, 2015.
(c)	Units were made available on June 19, 2015.
(d)	Units were made available on January 25, 2016.
(e)	Units were made available on October 22, 2018.
(f)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.
(g)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.
(h)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.
(i)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.
(j)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.
(k)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.
(l)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.
(m)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(n)	EQ/MFS Technology replaced MFS® Technology Portfolio due to a substitution on October 22, 2018.
(o)	EQ/MFS Utility Series replaced MFS® Utility Series due to a substitution on October 22, 2018.
(p)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced IVY VIP Energy due to a substitution on October 22, 2018.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2019 through April 20, 2020, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Concluded)

December 31, 2019

9.	Subsequent Events (Concluded)

A. Reorganizations

The following Variable Investment Options will be involved in planned reorganizations (“Reorganization Plans”). If the shareholders approve the Reorganization Plans, it is anticipated that the Reorganization Plans will take place in early to mid-June 2020. The Reorganization Plans provide for the reorganization of certain Portfolios, where interests in certain Variable Investment Options (the “Surviving Portfolio”) will replace interests in the current investment options (the “Removed Portfolio”).

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
CharterSM Moderate	All Asset Growth–Alt 20
CharterSM Small Cap Growth	EQ/Morgan Stanley Small Cap Growth
CharterSM Small Cap Value	1290 VT Small Cap Value
EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy
EQ/Templeton Global Equity Managed Volatility Portfolio	1290 VT SmartBeta Equity
EQ/UBS Growth and Income	EQ/Capital Guardian Research
Multimanager Mid Cap Growth	EQ/Janus Enterprise
Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

B. Others

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. AXA Equitable is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

FSA-160

FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

AXA Equitable Life Insurance Company

Opinion on the Financial Statements

We have audited the consolidated financial statements, including the related notes and financial statement schedules, of AXA Equitable Life Insurance Company and its subsidiaries (the “Company”) as listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for leases in 2019.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 12, 2020

We have served as the Company’s auditor since 1993.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2019 AND 2018

	2019	2018
	(in millions, except share amounts)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $59,278 and $42,492)	$62,362	$41,915
Mortgage loans on real estate (net of valuation allowance of $0 and $7)	12,090	11,818
Real estate held for production of income (1)	27	52
Policy loans	3,270	3,267
Other equity investments (1)	1,149	1,144
Trading securities, at fair value	6,598	15,166
Other invested assets	2,129	1,554

Total investments	87,625	74,916
Cash and cash equivalents	1,492	2,622
Deferred policy acquisition costs	4,337	5,011
Amounts due from reinsurers	3,001	3,124
Loans to affiliates	1,200	600
GMIB reinsurance contract asset, at fair value	2,466	1,991
Current and deferred income taxes	224	438
Other assets	3,050	2,763
Separate Accounts assets	124,646	108,487

Total Assets	$228,041	$199,952

LIABILITIES
Policyholders’ account balances	$55,421	$46,403
Future policy benefits and other policyholders’ liabilities	33,976	29,808
Broker-dealer related payables	428	69
Securities sold under agreements to repurchase	—	573
Amounts due to reinsurers	105	113
Loans from affiliates	—	572
Other liabilities	1,768	1,460
Separate Accounts liabilities	124,646	108,487

Total Liabilities	$216,344	$187,485
Redeemable noncontrolling interest (2)	$39	$39
Commitments and contingent liabilities (Note 17)

EQUITY
Equity attributable to Equitable Life:
Common stock, $1.25 par value; 2,000,000 shares authorized, issued and outstanding	$2	$2
Additional paid-in capital	7,809	7,807
Retained earnings	2,242	5,098
Accumulated other comprehensive income (loss)	1,592	(491)

Total equity attributable to Equitable Life	11,645	12,416
Noncontrolling interest	13	12

Total Equity	11,658	12,428

Total Liabilities, Redeemable Noncontrolling Interest and Equity	$228,041	$199,952

(1)	See Note 2 for details of balances with variable interest entities.
(2)	See Note 20 for details of Redeemable noncontrolling interest.

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
REVENUES
Policy charges and fee income	$3,450	$3,523	$3,294
Premiums	936	862	904
Net derivative gains (losses)	(3,820)	(1,010)	894
Net investment income (loss)	3,298	2,478	2,441
Investment gains (losses), net:
Total other-than-temporary impairment losses	—	(37)	(13)
Other investment gains (losses), net	206	41	(112)

Total investment gains (losses), net	206	4	(125)

Investment management and service fees	1,022	1,029	1,007
Other income	56	65	41

Total revenues	5,148	6,951	8,456

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	4,119	3,005	3,473
Interest credited to policyholders’ account balances	1,127	1,002	921
Compensation and benefits	335	422	327
Commissions	629	620	628
Interest expense	4	34	23
Amortization of deferred policy acquisition costs	452	431	900
Other operating costs and expenses	912	2,918	635

Total benefits and other deductions	7,578	8,432	6,907

Income (loss) from continuing operations, before income taxes	(2,430)	(1,481)	1,549
Income tax (expense) benefit from continuing operations	584	446	1,210

Net income (loss) from continuing operations	(1,846)	(1,035)	2,759
Less: Net (income) loss from discontinued operations, net of taxes and noncontrolling interest	—	(114)	(85)

Net income (loss)	(1,846)	(921)	2,844
Less: Net income (loss) attributable to the noncontrolling interest	5	(3)	1

Net income (loss) attributable to Equitable Life	$(1,851)	$(918)	$2,843

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(1,846)	$(921)	$2,844

Other comprehensive income (loss) net of income taxes:
Change in unrealized gains (losses), net of reclassification adjustment	2,081	(1,230)	584
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	2	(4)	(5)
Other comprehensive income (loss) from discontinued operations	—	—	23

Total other comprehensive income (loss), net of income taxes	2,083	(1,234)	602

Comprehensive income (loss) attributable to Equitable Life	$237	$(2,155)	$3,446

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Years Ended December 31,
	AXA Equitable Equity					Noncontrolling Interest
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total	Continuing Operations	Discontinued Operations	Total	Total Equity
	(in millions)
January 1, 2019	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428
Dividend to parent company	—	—	(1,005)	—	(1,005)	—	—	—	(1,005)
Net income (loss)	—	—	(1,851)	—	(1,851)	—	—	—	(1,851)
Other comprehensive income (loss)	—	—	—	2,083	2,083	—	—	—	2,083
Other	—	2	—	—	2	1	—	1	3

December 31, 2019	$2	$7,809	$2,242	$1,592	$11,645	$13	$—	$13	$11,658

January 1, 2018	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492
Cumulative effect of adoption of revenue recognition standard ASC 606	—	—	8	—	8	—	—	—	8
Cumulative effect of adoption of ASU 2018-12, Reclassification of Certain Tax Effects Attributable to Disposed Subsidiary	—	—	(83)	83	—	—	—	—	—
Transfer for Deferred tax asset in GMxB Unwind	—	1,209	—	—	1,209	—	—	—	1,209
Settlement of intercompany payables in GMxB Unwind	—	(297)	—	—	(297)	—	—	—	(297)
Distribution of disposed subsidiary	—	—	(1,175)	—	(1,175)	—	—	—	(1,175)
Transfer of accumulated other comprehensive income to discontinued operations	—	—	—	62	62	—	—	—	62
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	(2)	—	(2)	(2)
De-consolidation of real estate joint ventures	—	—	—	—	—	(8)	—	(8)	(8)
Dividend to parent company	—	—	(1,672)	—	(1,672)	—	—	—	(1,672)
Transfer of AB Holding Units	—	—	—	—	—	—	(3,076)	(3,076)	(3,076)
Net income (loss)	—	—	(918)	—	(918)	3	—	3	(915)
Other comprehensive income (loss)	—	—	—	(1,234)	(1,234)	—	—	—	(1,234)
Other	—	36	—	—	36	—	—	—	36

December 31, 2018	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428

January 1, 2017	$2	$5,339	$6,095	$(4)	$11,432	$—	$3,096	$3,096	$14,528
Capital contribution from parent	—	1,500	—	—	1,500	—	—	—	1,500
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	1	—	1	1
Consolidation of real estate joint ventures	—	—	—	—	—	19	—	19	19
Repurchase of AB Holding units	—	—	—	—	—	—	(158)	(158)	(158)
Dividends paid to noncontrolling interest	—	—	—	—	—	—	(457)	(457)	(457)
Net income (loss)	—	—	2,843	—	2,843	(1)	485	484	3,327
Other comprehensive income (loss)	—	—	—	602	602	—	—	—	602
Other	—	20	—	—	20	—	110	110	130

December 31, 2017	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
Cash flows from operating activities:
Net income (loss)(1)	$(1,846)	$(358)	$3,377
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	1,127	1,002	921
Policy charges and fee income	(3,450)	(3,523)	(3,294)
Net derivative (gains) losses	3,820	1,010	(870)
Investment (gains) losses, net	(206)	(3)	125
Realized and unrealized (gains) losses on trading securities	(429)	221	(166)
Non-cash long-term incentive compensation expense	3	218	185
Amortization of deferred cost of reinsurance asset	(7)	1,882	(84)
Amortization and depreciation	323	340	825
Cash received on the recapture of captive reinsurance	—	1,273	—
Equity (income) loss from limited partnerships	(73)	(120)	(157)
Changes in:
Net broker-dealer and customer related receivables/payables	4	838	(278)
Reinsurance recoverable	(183)	(390)	(1,018)
Segregated cash and securities, net	—	(345)	130
Capitalization of deferred policy acquisition costs	(648)	(597)	(578)
Future policy benefits	1,115	(284)	1,189
Current and deferred income taxes	(334)	(556)	(1,174)
Other, net	178	810	486

Net cash provided by (used in) operating activities	$(606)	$1,418	$(381)

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$12,450	$8,935	$9,738
Mortgage loans on real estate	952	768	934
Trading account securities	10,209	9,298	9,125
Real estate joint ventures	5	139	—
Short-term investments	2,548	2,315	2,204
Other	253	190	228
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(28,537)	(11,110)	(12,465)
Mortgage loans on real estate	(1,240)	(1,642)	(2,108)
Trading account securities	(1,067)	(11,404)	(12,667)
Short-term investments	(2,762)	(1,852)	(2,456)
Other	(408)	(170)	(280)
Cash settlements related to derivative instruments	(961)	805	(1,259)
Repayments of loans to affiliates	300	900	—
Investment in capitalized software, leasehold improvements and EDP equipment	(65)	(115)	(100)
Purchase of business, net of cash acquired	—	—	(130)
Issuance of loans to affiliates	(900)	(1,100)	—
Cash disposed due to distribution of disposed subsidiary	—	(672)	—
Other, net	(55)	(91)	322

Net cash provided by (used in) investing activities	$(9,278)	$(4,806)	$(8,914)

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$12,283	$9,365	$9,334
Withdrawals	(4,641)	(4,496)	(3,926)
Transfer (to) from Separate Accounts	1,869	1,809	1,566
Proceeds from loans from affiliates	—	572	—
Change in short-term financings	—	(26)	53
Change in collateralized pledged assets	(69)	1	710
Change in collateralized pledged liabilities	1,359	(291)	1,108
(Decrease) increase in overdrafts payable	—	3	63
Repayment of loans from affiliates	(572)	—	—
Shareholder dividends paid	(1,005)	(1,672)	—
Repurchase of AB Holding Units	—	(267)	(220)
Purchases (redemptions) of noncontrolling interests of consolidated company-sponsored investment funds	19	(472)	120
Distribution to noncontrolling interest of consolidated subsidiaries	—	(610)	(457)
Increase (decrease) in securities sold under agreement to repurchase	(573)	(1,314)	(109)
Capital contribution from parent company	—	—	1,500
Other, net	84	11	(10)

Net cash provided by (used in) financing activities	$8,754	$2,613	$9,732

Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Change in cash and cash equivalents	(1,130)	(787)	459
Cash and cash equivalents, beginning of year	2,622	3,409	2,950

Cash and cash equivalents, end of year	$1,492	$2,622	$3,409

Cash and cash equivalents of disposed subsidiary:
Beginning of year	$—	$1,009	$1,006

End of year	$—	$—	$1,009

Cash and cash equivalents of continuing operations
Beginning of year	$2,622	$2,400	$1,944

End of year	$1,492	$2,622	$2,400

Supplemental cash flow information:
Interest paid	$(4)	$—	$(8)

Income taxes (refunded) paid	$(252)	$(8)	$(33)

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)

Cash flows of disposed subsidiary:
Net cash provided by (used in) operating activities	$—	$1,137	$715
Net cash provided by (used in) investing activities	—	(102)	(297)
Net cash provided by (used in) financing activities	—	(1,360)	(437)
Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Non-cash transactions:
Continuing operations
(Settlement) issuance of long-term debt	$—	$(202)	$202

Transfer of assets to reinsurer	$—	$(604)	$—

Repayments of loans from affiliates	$—	$300	$—

Disposal of subsidiary
Assets disposed	$—	$9,156	$—
Liabilities disposed	—	4,914	—

Net assets disposed	—	4,242	—
Cash disposed	—	672	—

Net non-cash disposed	$—	$3,570	$—

(1)

Net income (loss) includes $0, $564 million and $533 million in 2019, 2018 and 2017, respectively, of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1)	ORGANIZATION

Consolidation

AXA Equitable Life Insurance Company’s (“Equitable Life” and, collectively with its consolidated subsidiaries, the “Company”) primary business is providing variable annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. (“Holdings”). Prior to the closing of the initial public offering of shares of Holdings’ common stock on May 14, 2018 (the “IPO”), Holdings was a wholly-owned subsidiary of AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2019, AXA owns less than 10% of the outstanding common stock of Holdings.

In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. (“AXA Financial”) to Holdings, increasing Holdings’ ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the “AXA Financial Merger”). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial’s liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of Equitable Life and various guarantees for its subsidiaries.

Discontinued Operations

In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. (“AB Holding”), AllianceBernstein L.P. (“ABLP”) AllianceBernstein Corporation and their subsidiaries (collectively, “AB”) to a newly created wholly-owned subsidiary of Holdings (the “AB Business Transfer”). The results of AB are reflected in the Company’s consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

As a result of the AB Business Transfer, we have reassessed the Company’s segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities (“VIEs”) that meet the requirements for consolidation.

Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

All significant intercompany transactions and balances have been eliminated in consolidation. The years “2019”, “2018” and “2017” refer to the years ended December 31, 2019, 2018 and 2017, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2016-02: Leases (Topic 842)
This ASU contains revised guidance to lease accounting that requires lessees to recognize on the balance sheet a “right-of-use” asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. Lessor accounting remains substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model.	On January 1, 2019, the Company adopted the new leases standard using the simplified modified retrospective transition method, as of the adoption date. Prior comparable periods were not adjusted or presented under this method. We applied several practical expedients offered by ASC 842 upon adoption of this standard. These included continuing to account for existing leases based on judgment made under legacy U.S. GAAP as it relates to determining classification of leases, unamortized initial direct costs and whether contracts are leases or contain leases. We also used the practical expedient to use hindsight in determining lease terms (using knowledge and expectations as of the standard’s adoption date instead of the previous assumptions under legacy U.S. GAAP) and evaluated impairment of our right-of-use (“RoU”) assets in the transition period (using most up-to-date information.) Adoption of this standard resulted in the recognition, as of January 1, 2019, of additional RoU operating lease assets of $347 million reported in Other assets and operating lease liabilities of $439 million reported in Other liabilities in accompanying consolidated balance sheets. The operating RoU assets recognized as of January 1, 2019 are net of deferred rent of $58 million and liabilities associated with previously recognized impairments of $34 million. See Note 10 for additional information.
ASU 2017-08: Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20)
This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments.	On January 1, 2019, the Company adopted the new guidance on accounting for certain premiums on callable debt securities. As the Company’s existing accounting practices aligned with the guidance in the ASU, adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.
ASU 2017-12: Derivatives and Hedging (Topic 815), as clarified and amended by ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses; Topic 815, Derivatives and Hedging; and Topic 825, Financial Instruments
The amendments in these ASUs better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.	On January 1, 2019, the Company adopted the new hedging guidance. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2016-13: Financial Instruments — Credit Losses (Topic 326), as clarified and amended by ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-05: Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief, ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments-Credit Losses

ASU 2016-13 contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. ASU 2019-05 provides entities that have instruments within the scope of Subtopic 326-20 an option to irrevocably elect the fair value option on an instrument-by instrument basis upon adoption of Topic 326.

ASU 2018-19, ASU 2019-04 and ASU 2019-11, clarified the codification guidance and did not materially change the standard.

	Effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. These amendments should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective.	The Company will implement its updated expected credit loss models, processes and controls related to the identified financial assets that fall within the scope of the new standard as of the date of adoption, January 1, 2020. Management currently anticipates that the standard will have the most impact to its commercial and agricultural mortgage loan portfolios. Based on current economic conditions, the structure and size of the Company’s loan portfolio and other assets impacted by the standard as of December 31, 2019, the Company expects application of the current expected credit loss requirements will result in an immaterial reduction to retained earnings as of the date of adoption.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2019-09: Financial Services — Insurance (Topic 944): Effective Date

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update, cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. Interest rates used to discount the liability will need to be updated quarterly using an upper medium grade (low credit risk) fixed-income instrument yield.

Measurement of market risk benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk. The ASU requires MRBs to be measured at fair value with changes in value attributable to changes in instrument-specific credit risk recognized in OCI.

Amortization of deferred policy acquisition costs. The ASU simplifies the amortization of deferred policy acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts. Deferred costs will be required to be written off for unexpected contract terminations but will not be subject to impairment testing.

Expanded footnote disclosures. The ASU requires additional disclosures including disaggregated rollforwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, MRBs, Separate Account liabilities and deferred policy acquisition costs. Companies will also be required to disclose information about significant inputs, judgements, assumptions and methods used in measurement.

In November 2019, ASU 2019-09 was issued which modified ASU 2018-12 to be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

For deferred policy acquisition costs,

companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for the liability for future policyholder benefits for traditional and limited payment contracts.

The Company is currently evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements, however the adoption of the ASU is expected to have a significant impact on the Company’s consolidated financial condition, results of operations, cash flows and required disclosures, as well as processes and controls.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-13: Fair Value Measurement (Topic 820)
This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU modify disclosure requirements in Topic 820, including the removal, modification and addition to existing disclosure requirements.	Effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt amendments to remove or modify disclosures, with full adoption of additional disclosure requirements delayed until the stated effective date. Amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively. All other amendments should be applied retrospectively.	The Company elected to early adopt during 2019 the removed disclosures relating to transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and valuation processes for Level 3 fair value measurements. The Company will delay adoption of the additional disclosures until their effective date on January 1, 2020.
ASU 2018-17: Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
This ASU provides guidance requiring that indirect interests held through related parties in common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests.	Effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. All entities are required to apply the amendments in this update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented.	The Company will adopt this new standard effective for January 1, 2020. Management does not expect the adoption of this standard to materially impact the Company’s financial position or results of operations.
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	Effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted.	The Company is currently evaluating the impact adopting the guidance will have on the company’s consolidated financial statements, however the adoption is not expected to materially impact the Company’s financial position, results of operations, or cash flows.

Investments

The carrying values of fixed maturities classified as available-for-sale (“AFS”) are reported at fair value. Changes in fair value are reported in other comprehensive income (“OCI”). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts (“REIT”), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Real estate held for the production of income is stated at depreciated cost less valuation allowances. Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a one month or one-quarter lag.

Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the consolidated statements of income (loss).

Corporate owned life insurance (“COLI”) has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2019 and 2018, the carrying value of COLI was $942 million and $873 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade-date basis.

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within Other invested assets or as liabilities within Other liabilities. The Company nets the fair value of all derivative financial instruments with counterparties for which an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) and related Credit Support Annex (“CSA”) have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company’s freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in Net derivative gains (losses) without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Securities Repurchase and Reverse Repurchase Agreements

Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company’s securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company’s securities repurchase arrangements are reported in the consolidated statements of income (loss) as Net investment income and the associated borrowing cost is reported as Interest expense. The Company has not actively engaged in securities reverse repurchase transactions.

Commercial and Agricultural Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts, premiums and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management’s judgment in determining allowance for credit losses include the following:

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Loan-to-value ratio — Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

•	Debt service coverage ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

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Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•

Maturity — Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower’s ability to refinance the debt and/or pay off the balloon balance.

•	Borrower/tenant related issues — Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

•	Payment status (current vs. delinquent) — A history of delinquent payments may be a cause for concern.

•	Property condition — Significant deferred maintenance observed during the lenders annual site inspections.

•	Other — Any other factors such as current economic conditions may call into question the performance of the loan.

Mortgage loans also are individually evaluated quarterly by the Company’s IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as Investment gains (losses), net.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block’s policyholders’ dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

Recognition of Insurance Income and Related Expenses

Deposits related to universal life (“UL”) and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to Amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a Reversion to the Mean (“RTM”) approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2019, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% (2.3% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2019, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.6% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company’s dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in “Policyholders’ dividends,” for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, Policy charges and fee income and Policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholder Bonus Interest Credits

Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders’ account balances in the consolidated statements of income (loss).

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.5% to 5.5% (weighted average of 4.1%) for annuity liabilities.

Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income (“DI”) reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

Obligations arising from funding agreements are also reported in Policyholders’ account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York (“FHLBNY”), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or contain a guaranteed minimum living benefit (“GMLB,” and together with GMDB, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit (“GMIB”) base. The Company previously issued certain variable annuity products with and guaranteed income benefit (“GIB”) features, guaranteed withdrawal benefit for life (“GWBL”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) features. The Company has also assumed reinsurance for products with GMxB features.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). These reserves are recorded within Future policy benefits and other policyholders’ liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

Products that have a GMIB feature with a no-lapse guarantee rider (“GMIBNLG”), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively “GMxB derivative features”) are considered either freestanding or embedded derivatives and discussed below under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years.

This pattern of profits followed by losses is exhibited in our variable interest-sensitive life (“VISL”) business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses (“PFBL”) using a dynamic approach that changes over time as the projection of future losses change.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Embedded and Freestanding Insurance Derivatives

Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities’ fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders’ benefits and other policyholders’ liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in Policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2019, 2018 and 2017, investment results of such Separate Accounts were gains (losses) of $22.9 billion, and $(7.2) billion and $16.7 billion, respectively.

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

The Company reports the General Account’s interests in Separate Accounts as Other trading in the consolidated balance sheets.

Broker-Dealer Revenues, Receivables and Payables

Certain of the Company’s subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company’s consolidated statement of income (loss).

Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

Internal-use Software

Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software’s useful life such that acceleration of amortization over a shorter period than initially determined would be required.

Capitalized internal-use software, net of accumulated amortization, amounted to $126 million and $115 million at December 31, 2019 and 2018, respectively, and is recorded in Other assets in the Consolidated balance sheets. Amortization of capitalized internal-use software in 2019, 2018 and 2017 was $36 million, $35 million and $37 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss).

Long-term Debt

Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss).

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Recognition of Investment Management and Service Fees and Related Expenses

Investment management, advisory and service fees

Reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC (“Equitable FMG”) as well as certain asset-based fees associated with insurance contracts.

Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust (“Equitable Premier VIP Trust”), EQ Advisors Trust (“EQAT”) and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management (“AUM”), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

Distribution services

Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and Equitable Trust shares to Separate Accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

Most open-end management investment companies, such as U.S. funds and the EQAT and Equitable Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares (“12b-1 Fees”). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

The Company records 12b-1 fees monthly based upon a percentage of the net asset value (“NAV”) of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

Other revenues

Also reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

Other income

Revenues from contracts with customers reported as Other Income in the Company’s consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company’s subsidiary broker-dealer operations and sales commissions from the Company’s general agent for the distribution of non-affiliate insurers’ life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

Discontinued Operations

The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company’s operations and financial results. The results of AB for the year ended December 31, 2019, are reported in the Company’s consolidated statements of income (loss) as Net income (loss) from discontinued operations, net of taxes and noncontrolling interest. Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

Accounting and Consolidation of Variable Interest Entities (“VIEs”)

For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations (“CDOs”)), the Company first determines whether the entity is a VIE, which involves determining an entity’s variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management (“AUM”) to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

At December 31, 2019 and 2018, respectively, the Company held approximately $1.1 billion and $1.1 billion of investment assets in the form of equity interests issued by non-corporate legal entities determined under the guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheets as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are $160.2 billion and $166.1 billion at December 31, 2019 and 2018, respectively. The Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1.1 billion and $1.1 billion and approximately $1.1 billion and $916 million of unfunded commitments at December 31, 2019 and 2018, respectively. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

Redeemable noncontrolling interests are presented in mezzanine equity and non-redeemable noncontrolling interests are presented within permanent equity.

At December 31, 2019 and 2018, the Company consolidated one real estate joint venture for which it was identified as the primary beneficiary under the VIE model. The consolidated entity is jointly owned by Equitable Life and AXA France and holds an investment in a real estate venture. Included in the Company’s consolidated balance sheets at December 31, 2019 and 2018 are total assets of $32 million and $36 million, respectively related to this VIE, primarily resulting from the consolidated presentation of Real estate held for production of income. In addition, Real estate held for production of income reflects $(5) million as related to one non-consolidated joint venture at December 31, 2019 and $16 million income as related to two non-consolidated joint ventures at December 31, 2018.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets (“DSI”). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

The net impact of assumption changes in the third quarter of 2019 decreased Policy charges and fee income by $11 million, increased Policyholders’ benefits by $886 million, increased Net derivative losses by $548 million, decreased Interest credited to policyholders’ account balances by $14 million and decreased the Amortization of DAC by $77 million. This resulted in a decrease in Income (loss) from operations, before income taxes of $1.4 billion and decreased Net income (loss) by $1.1 billion. There was no material impact from model changes during the third quarter of 2019 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders’ benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million. There was no material impact from model changes during the third quarter of 2018 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in 2017 increased Policyholders’ benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

3)	INVESTMENTS

Fixed Maturities

The following tables provide information relating to fixed maturities classified as available-for-sale (“AFS”).

Available-for-Sale Fixed Maturities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(4)
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate(1)	$42,347	$2,178	$61	$44,464	$—
U.S. Treasury, government and agency	14,385	1,151	305	15,231	—
States and political subdivisions	584	68	3	649	—
Foreign governments	460	35	5	490	—
Residential mortgage-backed(2)	161	12	—	173	—
Asset-backed(3)	843	3	2	844	—
Redeemable preferred stock	498	18	5	511	—

Total at December 31, 2019	$59,278	$3,465	$381	$62,362	$—

December 31, 2018:
Fixed Maturities:
Corporate(1)	$26,690	$385	$699	$26,376	$—
U.S. Treasury, government and agency	13,646	143	454	13,335	—
States and political subdivisions	408	47	1	454	—
Foreign governments	515	17	13	519	—
Residential mortgage-backed(2)	193	9	—	202	—
Asset-backed(3)	600	1	11	590	2
Redeemable preferred stock	440	16	17	439	—

Total at December 31, 2018	$42,492	$618	$1,195	$41,915	$2

(1)	Corporate fixed maturities include both public and private issues.

(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)	Amounts represent OTTI losses in AOCI, which were not included in Net income (loss).

The contractual maturities of AFS fixed maturities at December 31, 2019 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of Available-for-Sale Fixed Maturities

	Amortized Cost	Fair Value
	(in millions)
December 31, 2019:
Due in one year or less	$3,729	$3,745
Due in years two through five	13,266	13,663
Due in years six through ten	16,527	17,606
Due after ten years	24,254	25,820

Subtotal	57,776	60,834
Residential mortgage-backed securities	161	173
Asset-backed securities	843	844
Redeemable preferred stock	498	511

Total at December 31, 2019	$59,278	$62,362

The following table shows proceeds from sales, gross gains (losses) from sales for AFS fixed maturities for the years ended December 31, 2019, 2018 and 2017:

Proceeds and Gains (Losses) on Sales for Available-for-Sale Fixed Maturities

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Proceeds from sales	$8,702	$7,136	$7,232

Gross gains on sales	$229	$145	$98

Gross losses on sales	$(28)	$(103)	$211

Total OTTI	$—	$(37)	$(13)
Non-credit losses recognized in OCI	—	—	—

Credit losses recognized in net income (loss)	$—	$(37)	$(13)

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

Available-for-Sale Fixed Maturities — Credit Loss Impairments

	Years Ended December 31,
	2019	2018
	(in millions)
Balance at January 1,	$(46)	$(10)
Previously recognized impairments on securities that matured, paid, prepaid or sold	31	1
Recognized impairments on securities impaired to fair value this period(1)	—	—
Impairments recognized this period on securities not previously impaired	—	(37)
Additional impairments this period on securities previously impaired	—	—
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—

Balance at December 31,	$(15)	$(46)

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI.

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI:

Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2019	$(577)	$39	$(55)	$125	$(468)
Net investment gains (losses) arising during the period	3,872	—	—	—	3,872
Reclassification adjustment:
Included in Net income (loss)	(211)	—	—	—	(211)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(870)	—	—	(870)
Deferred income taxes	—	—	—	(558)	(558)
Policyholders’ liabilities	—	—	(137)	—	(137)

Net unrealized investment gains (losses) excluding OTTI losses	3,084	(831)	(192)	(433)	1,628
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2019	$3,084	$(831)	$(192)	$(433)	$1,628

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2018	$1,526	$(315)	$(232)	$(300)	$679
Net investment gains (losses) arising during the period	(2,098)	—	—	—	(2,098)
Reclassification adjustment:
Included in Net income (loss)	(5)	—	—	—	(5)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	354	—	—	354
Deferred income taxes(2)	—	—	—	425	425
Policyholders’ liabilities	—	—	177	—	177

Net unrealized investment gains (losses) excluding OTTI losses	(577)	39	(55)	125	(468)
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2018	$(577)	$39	$(55)	$125	$(468)

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in Net income (loss) for securities with no prior OTTI loss.
(2)	Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

The following tables disclose the fair values and gross unrealized losses of the 390 securities at December 31, 2019 and the 1,471 securities at December 31, 2018 that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

Continuous Gross Unrealized Losses for Available-for-Sale Fixed Maturities

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate	$2,669	$41	$366	$20	$3,035	$61
U.S. Treasury, government and agency	4,245	305	2	—	4,247	305
States and political subdivisions	123	3	—	—	123	3
Foreign governments	11	—	47	5	58	5
Asset-backed	319	—	201	2	520	2
Redeemable preferred stock	29	—	49	5	78	5

Total	$7,396	$349	$665	$32	$8,061	$381

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2018:
Fixed Maturities:
Corporate	$8,369	$306	$6,161	$393	$14,530	$699
U.S. Treasury, government and agency	2,636	68	3,154	386	5,790	454
States and political subdivisions	—	—	19	1	19	1
Foreign governments	109	3	76	10	185	13
Residential mortgage-backed	—	—	13	—	13	—
Asset-backed	558	11	6	—	564	11
Redeemable preferred stock	160	12	31	5	191	17

Total	$11,832	$400	$9,460	$795	$21,292	$1,195

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.6% of total corporate securities. The largest exposures to a single issuer of corporate securities held at December 31, 2019 and 2018 were $279 million and $210 million, respectively, representing 2.4% and 1.7% of the consolidated equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2019 and 2018, respectively, approximately $1.4 billion and $1.2 billion, or 2.3% and 2.9%, of the $59.3 billion and $42.5 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $21 million and $30 million at December 31, 2019 and 2018, respectively.

At December 31, 2019 and 2018, respectively, the $32 million and $795 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2019 or 2018. At December 31, 2019, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

At December 31, 2019 and 2018, respectively, the fair value of the Company’s trading account securities was $6.6 billion and $15.2 billion. At December 31, 2019 and 2018, respectively, trading account securities included the General Account’s investment in Separate Accounts, which had carrying values of $58 million and $48 million.

Mortgage Loans

The payment terms of mortgage loans may from time to time be restructured or modified.

At December 31, 2019 and 2018, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $0 million and $19 million, respectively.

Allowances for credit losses for commercial mortgage loans were $0 million and $7 million for the years ended December 31, 2019 and 2018, respectively. There were no allowances for credit losses for agricultural mortgage loans in 2019 and 2018.

The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2019 and 2018. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
December 31, 2019:
Commercial Mortgage Loans:
0% - 50%	$887	$38	$214	$24	$—	$—	$1,163
50% - 70%	4,097	1,195	1,118	795	242	—	7,447
70% - 90%	251	98	214	154	46	—	763
90% plus	—	—	—	—	—	—	—

Total Commercial Mortgage Loans	$5,235	$1,331	$1,546	$973	$288	$—	$9,373

Agricultural Mortgage Loans:
0% - 50%	$322	$104	$241	$545	$321	$50	$1,583
50% - 70%	82	87	236	426	251	33	1,115
70% - 90%	—	—	—	19	—	—	19
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$404	$191	$477	$990	$572	$83	$2,717

Total Mortgage Loans:
0% - 50%	$1,209	$142	$455	$569	$321	$50	$2,746
50% - 70%	4,179	1,282	1,354	1,221	493	33	8,562
70% - 90%	251	98	214	173	46	—	782
90% plus	—	—	—	—	—	—	—

Total Mortgage Loans	$5,639	$1,522	$2,023	$1,963	$860	$83	$12,090

December 31, 2018:
Commercial Mortgage Loans:
0% - 50%	$780	$21	$247	$24	$—	$—	$1,072
50% - 70%	4,908	656	1,146	325	151	—	7,186
70% - 90%	260	—	117	370	98	—	845
90% plus	—	—	—	27	—	—	27

Total Commercial Mortgage Loans	$5,948	$677	$1,510	$746	$249	$—	$9,130

Agricultural Mortgage Loans:
0% - 50%	$282	$147	$267	$543	$321	$51	$1,611
50% - 70%	112	46	246	379	224	31	1,038
70% - 90%	—	—	—	19	27	—	46
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$394	$193	$513	$941	$572	$82	$2,695

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)

Total Mortgage Loans:
0% - 50%	$1,062	$168	$514	$567	$321	$51	$2,683
50% - 70%	5,020	702	1,392	704	375	31	8,224
70% - 90%	260	—	117	389	125	—	891
90% plus	—	—	—	27	—	—	27

Total Mortgage Loans	$6,342	$870	$2,023	$1,687	$821	$82	$11,825

(1)	The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
(2)	The loan-to-value ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2019 and 2018, respectively:

Age Analysis of Past Due Mortgage Loans

	30-59 Days	60-89 Days	90 Days or More	Total	Current	Total Financing Receivables	Recorded Investment 90 Days or More and Accruing
	(in millions)
December 31, 2019:
Commercial	$—	$—	$—	$—	$9,373	$9,373	$—
Agricultural	57	1	66	124	2,593	2,717	66

Total Mortgage Loans	$57	$1	$66	$124	$11,966	$12,090	$66

December 31, 2018:
Commercial	$—	$—	$27	$27	$9,103	$9,130	$—
Agricultural	18	8	42	68	2,627	2,695	40

Total Mortgage Loans	$18	$8	$69	$95	$11,730	$11,825	$40

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	Years Ended December 31
	2019	2018	2017
	(in millions)

Fixed maturities	$1,902	$1,540	$1,365
Mortgage loans on real estate	540	494	453
Real estate held for the production of income	(2)	(6)	2
Other equity investments	74	123	169
Policy loans	198	201	205
Trading securities	712	128	258
Other investment income	18	69	54

Gross investment income (loss)	3,442	2,549	2,506
Investment expenses	(144)	(71)	(65)

Net investment income (loss)	$3,298	$2,478	$2,441

Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the Consolidated Statements of Income (Loss). The table below shows a breakdown of Net investment income (loss) from trading account securities during the years ended December 31, 2019, 2018 and 2017:

Net Investment Income (Loss) from Trading Securities

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Net investment gains (losses) recognized during the period on securities held at the end of the period	$422	$(174)	$63
Net investment gains (losses) recognized on securities sold during the period	7	(24)	(19)
Unrealized and realized gains (losses) on trading securities	429	(198)	44
Interest and dividend income from trading securities	283	326	214

Net investment income (loss) from trading securities	$712	$128	$258

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Fixed maturities	$203	$6	$(130)
Mortgage loans on real estate	(1)	—	2
Real estate held for the production of income	3	—	—
Other equity investments	—	—	3
Other	1	(2)	—

Investment gains (losses), net	$206	$4	$(125)

For the years ended December 31, 2019, 2018 and 2017, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders’ account balances totaled $2 million, $3 million and $3 million.

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities (“TIPS”), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The Company bought interest rate swaptions during the second quarter of 2019 to reduce the impact of unfavorable changes in interest rates. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

Derivatives Utilized to Hedge Exposure to Variable Annuities with Guarantee Features

The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features’ benefits being higher than what accumulated policyholders’ account balances would support.

For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. The reinsurance of the GMIB features is accounted for as a derivative.

The Company has in place an economic hedge program using interest rate swaps and treasury futures to partially protect the overall profitability of future variable annuity sales against declining interest rates.

Derivatives Utilized to Hedge Crediting Rate Exposure on SCS, SIO, MSO and IUL Products/Investment Options

The Company hedges crediting rates in the Structured Capital Strategies (“SCS”) variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series (“SIO”), Market Stabilizer Option (“MSO”) in the variable life insurance products and Indexed Universal Life (“IUL”) insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

Derivatives Used to Hedge Equity Market Risks Associated with the General Account’s Seed Money Investments in Retail Mutual Funds

The Company’s General Account seed money investments in retail mutual funds expose us to market risk, including equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

Derivatives Used to Hedge Universal Life Products with Secondary Guarantee (“ULSG”) Policy

The Company implemented a hedge program using fixed income total return swaps to mitigate the interest rate exposure in ULSG statutory liability.

Derivatives Used for General Account Investment Portfolio

The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps (“CDSs”). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty’s option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction.

To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative’s notional amount. The Standard North American CDS Contract (“SNAC”) or Standard European Corporate Contract (“STEC”) under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

The Company purchased 30-year TIPS and other sovereign bonds, both inflation-linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

In June 2019, the Company terminated a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. The Company terminated $3.9 billion, in notional, of total return swaps reported in other invested assets in the Company’s balance sheet. The terminated total return swaps had a gain of $121 million.

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

Derivative Instruments by Category

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$3,510	$—	$—	$(1,294)
Swaps	17,064	9	279	(2,405)
Options	47,766	5,080	1,749	2,211
Interest rate contracts:
Swaps	23,700	467	523	2,037
Futures	20,424	—	—	139
Swaptions	3,201	16	—	(35)
Credit contracts:
Credit default swaps	1,232	18	—	16

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Other freestanding contracts:
Foreign currency contracts	$501	$3	$—	$(9)
Margin	—	140	—	—
Collateral	—	72	3,001	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	2,466	—	500
GMxB derivative features liability(3)	—	—	8,246	(2,428)
SCS, SIO, MSO and IUL indexed features(4)	—	—	3,150	(2,552)

Total	$117,398	$8,271	$16,948	$(3,820)

(1)	Reported in Other invested assets in the consolidated balance sheets.
(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Derivative Instruments by Category

	At December 31, 2018
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2018
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$10,411	$—	$—	$550
Swaps	7,697	140	168	675
Options	21,698	2,119	1,163	(899)
Interest rate contracts:
Swaps	27,003	632	194	(456)
Futures	11,448	—	—	118
Credit contracts:
Credit default swaps	1,282	17	—	(3)
Other freestanding contracts:
Foreign currency contracts	2,097	27	14	6
Margin	—	7	5	—
Collateral	—	3	1,564	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	1,991	—	(1,068)
GMxB derivative features liability(3)	—	—	5,431	(786)
SCS, SIO, MSO and IUL indexed features(4)	—	—	687	853

Total	$81,636	$4,936	$9,226	$(1,010)

(1)	Reported in Other invested assets in the consolidated balance sheets.

(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based and treasury futures contracts at December 31, 2019 are exchange-traded and net settled daily in cash. At December 31, 2019, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $58 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $165 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East (“EAFE”) indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $60 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its over-the-counter (“OTC”) derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2019 and 2018, respectively, the Company held $3.0 billion and $1.6 billion in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $72 million and $3 million at December 31, 2019 and 2018, respectively, in the normal operation of its collateral arrangements.

Securities Repurchase and Reverse Repurchase Transactions

Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company’s securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2019 and 2018, the balance outstanding under securities repurchase transactions was $0 million and $573 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see “Obligations under Funding Agreements” in Note 17 , Commitments and Contingent Liabilities.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2019:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2019

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Total derivatives	$5,804	$5,429	$375	$(77)	$298
Other financial instruments	1,754	—	1,754	—	1,754

Other invested assets	$7,558	$5,429	$2,129	$(77)	$2,052

Liabilities:
Total derivatives	$5,474	$5,429	$45	$—	$45
Other financial liabilities	1,723	—	1,723	—	1,723

Other liabilities	$7,197	$5,429	$1,768	$—	$1,768

(1)	Includes primarily financial instrument sent (held).

The Company had no Securities sold under agreement to repurchase at December 31, 2019.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2018.

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2018

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(4)	Net Amount
	(in millions)
Assets:
Total derivatives	$2,946	$2,912	$34	$—	$34
Other financial instruments	1,520	—	1,520	—	1,520

Other invested assets	$4,466	$2,912	$1,554	$—	$1,554

Liabilities:
Total derivatives	$3,109	$2,912	$197	$—	$197
Other financial liabilities	1,263	—	1,263	—	1,263

Other liabilities	$4,372	$2,912	$1,460	$—	$1,460

Securities sold under agreement to repurchase(1)(2)(3)	$571	$—	$571	$(588)	$(17)

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.
(2)	U.S. Treasury and agency securities are in Fixed maturities available-for-sale on the consolidated balance sheets.
(3)	Cash is included in Cash and cash equivalents on consolidated balance sheets.
(4)	Includes primarily financial instrument sent (held).

The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

Repurchase Agreement Accounted for as Secured Borrowings

At December 31, 2018

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$571	$—	$—	$571

Total	$—	$571	$—	$—	$571

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.

5)	CLOSED BLOCK

As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the “NYDFS”). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2019	2018
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$6,478	$6,709
Policyholder dividend obligation	2	—
Other liabilities	38	47

Total Closed Block liabilities	6,518	6,756

Assets Designated to the Closed Block:
Fixed maturities available-for-sale, at fair value (amortized cost of $3,558 and $3,680)	3,754	3,672
Mortgage loans on real estate, net of valuation allowance of $— and $—	1,759	1,824
Policy loans	706	736
Cash and other invested assets	82	76
Other assets	145	179

Total assets designated to the Closed Block	6,446	6,487

Excess of Closed Block liabilities over assets designated to the Closed Block	72	269
Amounts included in Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $(2) and $0; and net of income tax: $41 and $0	164	8

Maximum future earnings to be recognized from closed block assets and liabilities	$236	$277

The Company’s Closed Block revenues and expenses were as follows:

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenues:
Premiums and other income	$182	$194	$224
Net investment income (loss)	278	291	314
Investment gains (losses), net	(1)	(3)	(20)

Total revenues	459	482	518

Benefits and Other Deductions:
Policyholders’ benefits and dividends	439	471	537
Other operating costs and expenses	2	3	2

Total benefits and other deductions	441	474	539

Net income (loss), before income taxes	18	8	(21)
Income tax (expense) benefit	(2)	(3)	(36)

Net income (loss)	$16	$5	$(57)

A reconciliation of the Company’s policyholder dividend obligation follows:

	December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$—	$19	$52
Unrealized investment gains (losses)	2	(19)	(33)

Balance, end of year	$2	$—	$19

6)	DAC AND POLICYHOLDER BONUS INTEREST CREDITS

Changes in the deferred policy acquisition cost asset for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$5,011	$4,492	$5,025
Capitalization of commissions, sales and issue expenses	648	597	578
Amortization:
Impact of assumptions updates and model changes	77	165	(247)
All other	(529)	(596)	(653)

Total amortization	(452)	(431)	(900)

Change in unrealized investment gains and losses	(870)	353	(211)

Balance, end of year	$4,337	$5,011	$4,492

The deferred asset for policyholder bonus interest credits is reported in Other assets in the Consolidated balance sheets and changes in the deferred asset for policyholder bonus interest credits are reported in Interest credited to policyholders’ account balances. For the years ended December 31, 2019, 2018 and 2017 changes were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$426	$473	$504
Policyholder bonus interest credits deferred	—	4	6
Amortization charged to income	5	(51)	(37)

Balance, end of year	$431	$426	$473

7)	FAIR VALUE DISCLOSURES

The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2019 and December 31, 2018, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

Fair Value Measurements at December 31, 2019

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$43,218	$1,246	$44,464
U.S. Treasury, government and agency	—	15,231	—	15,231
States and political subdivisions	—	610	39	649
Foreign governments	—	490	—	490
Residential mortgage-backed(2)	—	173	—	173
Asset-backed(3)	—	744	100	844
Redeemable preferred stock	237	274	—	511

Total fixed maturities, available-for-sale	237	60,740	1,385	62,362
Other equity investments	13	—	—	13
Trading securities	321	6,277	—	6,598
Other invested assets:
Short-term investments	—	468	—	468
Assets of consolidated VIEs/VOEs	—	—	16	16
Swaps	—	(326)	—	(326)
Credit default swaps	—	18	—	18
Options	—	3,331	—	3,331

Total other invested assets	—	3,491	16	3,507
Cash equivalents	1,155	—	—	1,155
GMIB reinsurance contracts asset	—	—	2,466	2,466
Separate Accounts assets(4)	121,184	2,878	—	124,061

Total Assets	$122,910	$73,386	$3,867	$200,162

Liabilities:
GMxB derivative features’ liability	$—	$—	$8,246	$8,246
SCS, SIO, MSO and IUL indexed features’ liability	—	3,150	—	3,150

Total Liabilities	$—	$3,150	$8,246	$11,396

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2019 the fair value of such investments was $356 million.

Fair Value Measurements at December 31, 2018

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$25,202	$1,174	$26,376
U.S. Treasury, government and agency	—	13,335	—	13,335
States and political subdivisions	—	416	38	454
Foreign governments	—	519	—	519
Residential mortgage-backed(2)	—	202	—	202
Asset-backed(3)	—	71	519	590
Redeemable preferred stock	163	276	—	439

Total fixed maturities, available-for-sale	163	40,021	1,731	41,915
Other equity investments	12	—	—	12
Trading securities	218	14,919	29	15,166
Other invested assets:
Short-term investments	—	412	—	412
Assets of consolidated VIEs/VOEs	—	—	19	19
Swaps	—	423	—	423
Credit default swaps	—	17	—	17
Options	—	956	—	956

Total other invested assets	—	1,808	19	1,827
Cash equivalents	2,160	—	—	2,160
GMIB reinsurance contracts asset	—	—	1,991	1,991
Separate Accounts assets(4)	105,159	2,733	21	107,913

Total Assets	$107,712	$59,481	$3,791	$170,984

Liabilities:
GMxB derivative features’ liability	$—	$—	$5,431	$5,431
SCS, SIO, MSO and IUL indexed features’ liability	—	687	—	687

Total Liabilities	$—	$687	$5,431	$6,118

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2018 the fair value of such investments was $353 million.

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap (“OIS”) curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as the SCS and EQUI-VEST variable annuity products, IUL and the MSO fund available in some life contracts, offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features’ liability over a range of market-consistent economic scenarios.

The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Accounts funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $175 million and $184 million at December 31, 2019 and 2018, respectively, to recognize incremental counterparty non-performance risk.

Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

In 2019, AFS fixed maturities with fair values of $540 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $14 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.8% of total equity at December 31, 2019.

In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

The tables below present reconciliations for all Level 3 assets and liabilities at December 31, 2019, 2018 and 2017, respectively.

Level 3 Instruments — Fair Value Measurements

	Corporate	State and Political Subdivisions	Commercial Mortgage- backed	Asset- backed	Redeemable Preferred Stock
	(in millions)
Balance, January 1, 2019	$1,174	$38	$—	$519	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	4	—	—	—	—
Investment gains (losses), net	—	—	—	—	—

Subtotal	4	—	—	—	—

Other comprehensive income (loss)	5	3	—	1	—
Purchases	273	—	—	100	—
Sales	(120)	(2)	—	(84)	—
Transfers into Level 3(1)	14	—	—	—	—
Transfers out of Level 3(1)	(104)	—	—	(436)	—

Balance, December 31, 2019	$1,246	$39	$—	$100	$—

Balance, January 1, 2018	$1,139	$40	$—	$8	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	7	—	—	(2)	—
Investment gains (losses), net	(8)	—	—	—	—

Subtotal	(1)	—	—	(2)	—

Other comprehensive income (loss)	(20)	(1)	—	(7)	—
Purchases	322	—	—	550	—
Sales	(321)	(1)	—	(30)	—
Transfers into Level 3(1)	83	—	—	—	—
Transfers out of Level 3(1)	(28)	—	—	—	—

Balance, December 31, 2018	$1,174	$38	$—	$519	$—

Balance, January 1, 2017	$845	$42	$349	$24	$1
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net Investment income (loss)	5	—	(2)	—	—
Investment gains (losses), net	2	—	(63)	15	—

Subtotal	7	—	(65)	15	—

Other comprehensive income (loss)	4	(1)	45	(9)	(1)
Purchases	612	—	—	—	—
Sales	(331)	(1)	(329)	(21)	—
Transfers into Level 3(1)	7	—	—	—	—
Transfers out of Level 3(1)	(5)	—	—	(1)	—

Balance, December 31, 2017	$1,139	$40	$—	$8	$—

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

	Other Equity Investments	GMIB Reinsurance Contract Asset	Separate Account Assets	GMxB Derivative Features Liability
	(in millions)
Balance, January 1, 2019	$48	$1,991	$21	$(5,431)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	458	—	(3,220)
Non-performance risk(1)	—	42	—	792

Subtotal	—	500	—	(2,428)

Purchases(2)	—	47	—	(416)
Sales(3)	—	(72)	(1)	29
Settlements	—	—	(2)	—
Activity related to consolidated VIEs/VOEs	(3)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	(29)	—	(18)	—

Balance, December 31, 2019	$16	$2,466	$—	$(8,246)

Balance, January 1, 2018	$25	$10,488	$22	$(4,256)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	(972)	—	(296)
Non-performance risk(1)	—	(96)	—	(490)

Subtotal	—	(1,068)	—	(786)

Purchases(2)	29	96	5	(403)
Sales(3)	—	(62)	(1)	14
Settlements	—	(7,463)	(5)	—
Activity related to consolidated VIEs/VOEs	(6)	—	—	—
Transfers into Level 3(4)	5	—	—	—
Transfers out of Level 3(4)	(5)	—	—	—

Balance, December 31, 2018	$48	$1,991	$21	$(5,431)

Balance, January 1, 2017	$40	$10,313	$17	$(5,473)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	(1)	—
Net derivative gains (losses), excluding non-performance risk	—	(6)	—	1,443
Non-performance risk(1)	—	75	—	149

Subtotal	—	69	(1)	1,592

Purchases(2)	—	221	12	(381)
Sales(3)	—	(115)	(2)	6
Settlements	—	—	(4)	—
Activity related to consolidated VIEs/VOEs	(15)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	—	—	—	—

Balance, December 31, 2017	$25	$10,488	$22	$(4,256)

(1)	The Company’s non-performance risk is recorded through Net derivative gains (losses).
(2)	For the GMIB reinsurance contract asset and GMxB derivative features liability, represents attributed fee.

(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
(4)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2019, 2018 and 2017 by category for Level 3 assets and liabilities still held at December 31, 2019, 2018 and 2017, respectively.

Change in Unrealized Gains (Losses) for Level 3 Instruments

	Net Earnings (Loss)
	Net Derivative Gains (Losses)	OCI
	(in millions)
Held at December 31, 2019:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$3
State and political subdivisions	—	3
Commercial mortgage-backed	—	—
Asset-backed	—	—

Subtotal	—	6

GMIB reinsurance contracts	500	—
GMxB derivative features liability	(2,428)	—

Total	$(1,928)	$6

Held at December 31, 2018:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$(18)
State and political subdivisions	—	(1)
Asset-backed	—	(7)

Subtotal	—	(26)

GMIB reinsurance contracts	(1,068)	—
GMxB derivative features liability	(786)	—

Total	$(1,854)	$(26)

Held at December 31, 2017:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$4
Commercial mortgage-backed	—	45
Asset-backed	—	(9)

Subtotal	—	40

GMIB reinsurance contracts	69	—
GMxB derivative features liability	1,592	—

Total	$1,661	$40

The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities at December 31, 2019 and 2018, respectively.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2019

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$51	Matrix pricing model	Spread over Benchmark	65 - 580 bps	186 bps

	1,025	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.3x - 56.7x 3.9% - 16.5% 0.8x - 48.1x	14.3x 10.0% 10.7x

GMIB reinsurance contract asset	2,466	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	55 - 109 bps 0.8% - 10% 0.0% - 8.0% 0.0% - 49.0% 9.0% - 30.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.20%

Liabilities:
GMIBNLG	8,128	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	124 bps 0.8% - 19.9% 0.3% - 11.0% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.39%

GWBL/GMWB	109	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 0.8% - 10.0% 0.0% - 7.0% 100% after starting 9.0% - 30.0%

GIB	5	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 1.2% - 19.9% 0.0% - 8.0% 0.0% - 100.0% 9.0% - 30.0%

GMAB	4	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 10.0% 9.0% - 30.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2018

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$93	Matrix pricing model	Spread over benchmark	15 - 580 bps	104 bps

	881	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	4.1x - 37.8x 6.4% - 16.5% 1.8x - 18.0x	12.1x 10.7% 11.4x

GMIB reinsurance contract asset	1,991	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	74 - 159 bps 1.0% - 6.27% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%

Liabilities:
GMIBNLG	5,341	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	189 bps 0.8% - 26.2% 0.0% - 12.1% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%

GWBL/GMWB	130	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 7.0% 100% after starting 10.0% - 34.0%

GIB	(48)	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0%

GMAB	7	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 5.7% 10.0% - 34.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Excluded from the tables above at December 31, 2019 and 2018, respectively, are approximately $325 million and $826 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2019 and 2018, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2019 and 2018, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would have resulted in significantly lower (higher) fair value measurements.

Separate Accounts assets classified as Level 3 at December 31, 2018 of $21 million consist of asset back securities and CMO’s. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company’s General Account investments in these securities.

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

The carrying values and fair values at December 31, 2019 and 2018 for financial instruments not otherwise disclosed in Note 3 and Note 4 are presented in the table below.

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2019:
Mortgage loans on real estate	$12,090	$—	$—	$12,317	$12,317
Policy loans	$3,270	$—	$—	$4,199	$4,199
Loans to affiliates	$1,200	$—	$1,224	$—	$1,224
Policyholders’ liabilities: Investment contracts	$1,922	$—	$—	$2,029	$2,029
FHLBNY funding agreements	$6,909	$—	$6,957	$—	$6,957
Loans from affiliates	$—	$—	$—	$—	$—
Separate Accounts liabilities	$9,041	$—	$—	$9,041	$9,041

December 31, 2018:
Mortgage loans on real estate	$11,818	$—	$—	$11,478	$11,478
Policy loans	$3,267	$—	$—	$3,944	$3,944
Loans to affiliates	$600	$—	$603	$—	$603
Policyholders’ liabilities: Investment contracts	$1,974	$—	$—	$2,015	$2,015
FHLBNY funding agreements	$4,002	$—	$3,956	$—	$3,956
Loans from affiliates	$572	$—	$572	$—	$572
Separate Accounts liabilities	$7,406	$—	$—	$7,406	$7,406

As the Company’s COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

The fair values of the Company’s funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLBNY.

The fair values for the Company’s association plans contracts, supplementary contracts not involving life contingencies (“SCNILC”), deferred annuities and certain annuities, which are included in Policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8)	INSURANCE LIABILITIES

Variable Annuity Contracts — GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

•

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without No-Lapse Guarantee Rider (“NLG”) Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without no-NLG guarantee rider feature is summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and

No NLG Feature

Years Ended December 31, 2019, 2018 and 2017

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)

Balance at January 1, 2017	$3,159	$(1,558)	$3,808	$(10,314)
Paid guarantee benefits	(354)	171	(151)	115
Other changes in reserve	1,249	(643)	1,097	(289)

Balance at December 31, 2017	4,054	(2,030)	4,754	(10,488)
Paid guarantee benefits	(394)	70	(153)	61
Other changes in reserve	994	1,853	(860)	8,436

Balance at December 31, 2018	4,654	(107)	3,741	(1,991)
Paid guarantee benefits	(438)	14	(257)	72
Other changes in reserve	563	(5)	1,204	(547)

Balance at December 31, 2019	$4,779	$(98)	$4,688	$(2,466)

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

Account Values and Net Amount at Risk

Account Values and Net Amount at Risk (“NAR”) for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2019 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

Direct Variable Annuity Contracts with GMDB and GMIB Features at December 31, 2019

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions; except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$14,571	$93	$57	$175	$14,896
Separate Accounts	48,920	9,258	3,190	33,120	94,488

Total Account Values	$63,491	$9,351	$3,247	$33,295	$109,384

Net Amount at Risk, gross	$108	$36	$1,833	$17,729	$19,706

Net Amount at Risk, net of amounts reinsured	$108	$34	$1,280	$17,729	$19,151

Average attained age of policyholders (in years)	51.1	67.6	74.3	69.4	55.0
Percentage of policyholders over age 70	10.5%	45.6%	68.1%	50.8%	19.3%
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%
Variable annuity contracts with GMIB features
Account Values invested in:
General Account	$—	$—	$19	$226	$245
Separate Accounts	—	—	23,572	35,776	59,348

Total Account Values	$—	$—	$23,591	$36,002	$59,593

Net Amount at Risk, gross	$—	$—	$857	$9,344	$10,201

Net Amount at Risk, net of amounts reinsured	$—	$—	$270	$8,482	$8,752

Average attained age of policyholders (in years)	N/A	N/A	68.8	69.5	69.4
Weighted average years remaining until annuitization	N/A	N/A	1.6	0.3	0.5
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance” in Note 10.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2019		2018
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$42,489	$17,941	$35,541	$15,759
Fixed income	5,263	2,699	5,173	2,812
Balanced	45,871	38,445	41,588	33,974
Other	865	263	852	290

Total	$94,488	$59,348	$83,154	$52,835

Hedging Programs for GMDB, GMIB, GIB and Other Features

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the fair value of the NLG feature, reflected in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets, is summarized in the table below:

	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance at January 1, 2017	$1,182	$(606)	$576
Paid guarantee benefits	(24)	—	(24)
Other changes in reserves	(466)	(58)	(524)

Balance at December 31, 2017	692	(664)	28
Paid guarantee benefits	(23)	—	(23)
Other changes in reserves	118	(69)	49

Balance at December 31, 2018	787	(733)	54
Paid guarantee benefits	(20)	—	(20)
Other changes in reserves	126	(74)	52

Balance at December 31, 2019	$893	$(807)	$86

9)	LEASES

The Company does not record leases with an initial term of 12 months or less in its consolidated balance sheets, but instead recognizes lease expense for these leases on a straight-line basis over the lease term. For leases with a term greater than one year, the Company records in its consolidated balance sheets at the time of lease commencement or modification a right of use (“RoU”) operating lease asset and a lease liability, initially measured at the present value of the lease payments. Lease costs are recognized in the consolidated statements of income (loss) over the lease term on a straight-line basis. RoU operating lease assets represent the Company’s right to use an underlying asset for the lease term and RoU operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

The Company’s operating leases primarily consist of real estate leases for office space. The Company also has operating leases for various types of office furniture and equipment. For certain equipment leases, the Company applies a portfolio approach to effectively account for the RoU operating lease assets and liabilities. For certain lease agreements entered into after the adoption of ASC 842 or for lease agreements for which the lease term or classification was reassessed after the occurrence of a change in the lease terms or a modification of the lease that did not result in a separate contract, the Company elected to combine the lease and related non-lease components for its operating leases; however, the non-lease components associated with the Company’s operating leases are primarily variable in nature and as such are not included in the determination of the RoU operating lease asset and lease liability, but are recognized in the period in which the obligation for those payments is incurred.

The Company’s operating leases may include options to extend or terminate the lease, which are not included in the determination of the RoU operating asset or lease liability unless they are reasonably certain to be exercised. The Company’s operating leases have remaining lease terms of 1 year to 12 years, some of which include options to extend the leases. The Company typically does not include its renewal options in its lease terms for calculating its RoU operating lease asset and lease liability as the renewal options allow the Company to maintain operational flexibility and the Company is not reasonably certain it will exercise these renewal options until close to the initial end date of the lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As the Company’s operating leases do not provide an implicit rate, the Company’s incremental borrowing rate, based on the information available at the lease commencement date, is used in determining the present value of lease payments.

The Company primarily subleases floor space within its New Jersey and New York lease properties to various third parties. The lease term for these subleases typically corresponds to the original lease term.

Balance Sheet Classification of Operating Lease Assets and Liabilities

	Balance Sheet Line Item	December 31, 2019
		(in millions)
Assets
Operating lease assets	Other Assets	$324
Liabilities
Operating lease liabilities	Other Liabilities	$415

The table below summarizes the components of lease costs for the year ended December 31, 2019.

Lease Costs

Year Ended December 31, 2019
(in millions)
Operating lease cost	$77
Variable operating lease cost	10
Sublease income	(16)
Short-term lease expense	2

Net lease cost	$72

Maturities of lease liabilities as of December 31, 2019 are as follows:

Maturities of Lease Liabilities

December 31, 2019
(in millions)
Operating Leases:
2020	$95
2021	93
2022	90
2023	81
2024	23
Thereafter	71

Total lease payments	453
Less: Interest	(38)

Present value of lease liabilities	$415

During December 2018, Equitable Life entered into one additional operating real estate lease with an estimated total base rent of $11 million. This operating lease commenced in August 2019 with a lease term of 10 years.

The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.

Weighted Averages — Remaining Operating Lease Term and Discount Rate

December 31, 2019
Weighted-average remaining operating lease term	6 years
Weighted-average discount rate for operating leases	3.10%

Supplemental cash flow information related to leases was as follows:

Lease Liabilities Information

Year Ended December 31, 2019
(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$87
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$50

The following table presents the Company’s future minimum lease obligation under ASC 840 as of December 31, 2018:

December 31, 2018
Calendar Year	(in millions)
2019	$81
2020	$74
2021	$69
2022	$67
2023	$63
Thereafter	$66

10)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct premiums	$868	$836	$880
Reinsurance assumed	194	186	195
Reinsurance ceded	(126)	(160)	(171)

Premiums	$936	$862	$904

Direct charges and fee income	$3,821	$3,990	$4,012
Reinsurance ceded	(371)	(467)	(718)

Policy charges and fee income	$3,450	$3,523	$3,294

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct policyholders’ benefits	$4,339	$3,378	$4,159
Reinsurance assumed	216	219	8
Reinsurance ceded	(436)	(592)	(694)

Policyholders’ benefits	$4,119	$3,005	$3,473

Ceded Reinsurance

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

Effective February 1, 2018, Equitable Life entered into a coinsurance reinsurance agreement (the “Coinsurance Agreement”) to cede 90% of its single premium deferred annuities (“SPDA”) products issued between 1978-2001 and its Guaranteed Growth Annuity (“GGA”) single premium deferred annuity products issued between 2001-2014. As a result of this agreement, Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, Equitable Life applied deposit accounting. Accordingly, Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

At December 31, 2019 and 2018, the Company had reinsured with non-affiliates in the aggregate approximately 2.8% and 2.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 14.2% and 15.5% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

Based on management’s estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $2.5 billion and $2.0 billion at December 31, 2019 and 2018, respectively. The estimated fair values increased $475 million and $174 million during 2019 and 2017, respectively, and decreased $8.5 billion during 2018.

At December 31, 2019 and 2018, third-party reinsurance recoverables related to insurance contracts amounted to $2.2 billion. Additionally, $1.6 billion and $1.7 billion of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA- rating by S&P), and Paul Revere Life Insurance Company (A rating by S&P).

Third-party reinsurance payables related to insurance contracts were $90 million and $91 million, at December 31, 2019 and 2018, respectively.

The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $56 million and $62 million at December 31, 2019 and 2018, respectively.

The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

Assumed Reinsurance

In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $735 million and $712 million at December 31, 2019 and 2018, respectively.

For reinsurance agreements with affiliates, see “Related Party Transactions” in Note 12.

11)	LOANS TO AND FROM AFFILIATES

Loans to affiliates

Loans Issued to Holdings

In April 2018, Equitable Life made a $800 million loan to Holdings. The loan has an interest rate of 3.69% and matures in April 2021. In December 2018, Holdings repaid $200 million of this loan. In December 2019, Holdings repaid $300 million. At December 2019, the amount outstanding was $300 million.

In November 2019, Equitable Life made a $900 million loan to Holdings. The loan has an interest rate of one-month LIBOR plus 1.33%. The loan matures on November 24, 2024.

Loans from affiliates

Senior Surplus Notes Issued to Holdings

On December 28, 2018, Equitable Life issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by Equitable Life at any time. Equitable Life repaid this note and $4 million of related interest expense on March 5, 2019.

	As of December 31,
	2019	2018
	(in millions)
Loans to affiliates
EQH-AEL internal debt (3.69%, due 2021)	$300	$600
EQH-AEL internal debt (one-month LIBOR + 1.33%, due 2024)	900	—

Total loans to affiliates	$1,200	$600

Loans from affiliates
Senior Notes (3.75%, due 2019)	$—	$572

Total loans from affiliates	$—	$572

12)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, Holdings has implemented a related party transaction policy that requires related party transactions to be reviewed and approved by its Audit Committee.

Following the decrease in AXA’s ownership interest in the Company from approximately 39% to approximately 10% on November 13, 2019 (the “November Offering”), AXA and its affiliates (collectively, “AXA Affiliates”) are no longer considered related parties of the Company. Transactions with AXA Affiliates continue to be reported as related party transactions for periods prior to the November Offering. The Company also had entered into related party transactions with other related parties that are described herein.

Cost Sharing and General Service Agreements

In the second quarter of 2018, Equitable Life entered into a general services agreement with Holdings whereby Equitable Life will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. Equitable Life continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $73 million and $138 million for the years ended December 31, 2019 and 2018, respectively, and are allocated based on cost center tracking of expenses. The cost centers are approved annually and are updated based on business area needs throughout the year.

Investment Management and Service Fees and Expenses

Equitable FMG, a subsidiary of Equitable Life, provides investment management and administrative services to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

AXA Investment Managers Inc. (“AXA IM”) and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provide sub-advisory services with respect to certain portfolios of EQAT, Equitable Premier VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers (“AXA REIM”) manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

Effective December 31, 2018, Equitable Life transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the “AB Business Transfer”). Accordingly, AB’s related party transactions with AXA Affiliates and mutual funds sponsored by AB are reflected as a discontinued operation in the Company’s consolidated financial statements for the year ended December 31, 2018. Investment management and other services provided by AB prior to the AB Business Transfer will continue based upon the Company’s business needs. The Company recorded investment management fee expense from AllianceBernstein of $102 million and $65 million, for the years ended December 31, 2019 and 2018, respectively. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

As December 31, 2019 and 2018, respectively, the Company held approximately $30 million and $36 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $974 million and $784 million at December 31, 2019 and 2018, respectively. The Company also has approximately $20 million and $30 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Distribution Revenue and Expenses with Affiliates

Equitable Distributors receives commissions and fee revenue from Equitable America for sales of its insurance products. The commissions and fees earned from Equitable America are based on the various selling agreements.

Equitable Life pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries (“AXA Distribution”) for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

Insurance-Related Transactions with Affiliates

GMxB Unwind

Prior to April 2018, Equitable Life ceded the following to AXA RE Arizona, an indirect, wholly-owned subsidiary of Holdings: (i) a 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the “GMxB Business”); (ii) a 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims; and (iii) a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007.

On April 12, 2018, Equitable Life completed the unwind of the reinsurance previously provided to Equitable Life by AXA RE Arizona for certain variable annuities with GMxB features (the “GMxB Unwind”). Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company (“EQ AZ Life Re”), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly-owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into Equitable Life. Following AXA RE Arizona’s merger with and into Equitable Life, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future Equitable Life may reinsure the GMxB Business with third parties.

AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company’s historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company’s consolidated financial statements. The Company’s primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

The assets received and the assets removed were as follows:

	As of April 12, 2018
	(in millions)
	Assets Received	Assets Removed
Assets at fair value:
Fixed income securities	$7,083
Short-term investments	205
Money market funds	2
Accrued interest	43
Derivatives	282
Cash and cash equivalents	1,273

Total	$8,888

Deferred cost of reinsurance asset		$1,839
GMDB ceded reserves		2,317
GMIB reinsurance contract asset		7,463
Payable to AXA RE Arizona		270

Total		$11,889

Significant non-cash transactions involved in the GMxB Unwind included: (a) the increase in total investments includes non-cash activities of $7.6 billion for assets received related to the recapture transaction; (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona; and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into Equitable Life, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to Equitable Life. At December 31, 2019, the Company’s GMIB reinsurance contract asset with EQ AZ Life Re had carrying values of $327 million and is reported in GMIB contract reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2019 and 2018 totaled approximately $62 million and $100 million, respectively. Ceded claims paid in 2019 and 2018 were $52 million and $78 million, respectively.

Prior to April 2018, Equitable Life reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to Equitable Life. At December 31, 2017, the Company’s GMIB reinsurance contract asset with AXA RE Arizona had a carrying value of $8.6 billion and was reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 totaled approximately $454 million. Ceded claims paid in 2017 were $213 million.

Reinsurance Assumed from AXA Affiliates

Prior to 2019, AXA Global Life retroceded a quota share portion of certain life and health risks of various AXA Affiliates to Equitable Life and Equitable America on a one-year term basis. The agreement was closed effective December 31, 2018. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to Equitable Life.

Premiums earned in 2019, 2018 and 2017 were $19 million, $20 million and $20 million, respectively. Claims and expenses paid in 2019, 2018 and 2017 were $6 million, $8 million, and $5 million, respectively.

Reinsurance Ceded to AXA Affiliates

Equitable Life entered into a stop loss reinsurance agreement with AXA Global Life (“AGL”) to protect Equitable Life with respect to a deterioration in its claims experience following the occurrence of an extreme mortality event.

Equitable Life also accepts certain retrocession policies through reinsurance agreements with various reinsurers and retrocedes to AGL the excess of its first retention layer.

The Company’s subsidiaries entered into a Life Catastrophe Excess of Loss Reinsurance Agreement (the “Excess of Loss Agreement”) with a number of subscribing reinsurers, which included AGL. AGL participated as a subscribing reinsurer with 5% of the pool, pro rata, across the upper and lower layers through the contract period ending March 31, 2018.

Premiums and expenses paid for the above agreements in 2019, 2018 and 2017 were $3 million, $4 million, and $4 million, respectively.

On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, Equitable Life had ceded part of our disability income business to XL Catlin and as of December 31, 2019 and 2018, the reserves ceded were $104 million and $93 million, respectively.

Investments in Unconsolidated Equity Interests in AXA Affiliates

As December 31, 2019 and 2018, respectively, the Company held approximately $229 million and $237 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $10 billion and $9 billion at December 31, 2019 and 2018, respectively. The Company also has approximately $205 million and $249 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Assumption by Holdings of Obligations of AXA Financial to Equitable Life

On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial’s obligations with respect to the Company, including obligations related to certain benefit plans.

In March 2018, Equitable Life sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the elimination of $202 million of long-term debt from the Company’s consolidated balance sheets at December 31, 2018.

Revenues and Expenses for 2019, 2018 and 2017

The table below summarizes the fees received/paid by the Company and the expenses reimbursed to/from the Company in connection with certain services described above for the years ended December 31, 2019, 2018 and 2017.

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts	$669	$727	$720
General services provided to affiliates(1)	460	463	439
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	39	44	45

Total	$1,167	$1,234	$1,204

Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by AXA Equitable Distribution	$573	$613	$608
General services provided by affiliates(1)	76	109	186
Investment management services provided by AXA IM, AXA REIM and AXA Rosenberg	5	2	5

Total	$654	$724	$799

(1)	Includes AXA Affiliates and affiliates of Holdings.

Contribution to the Equitable Foundation

In November 2019, Equitable Life made a $25 million funding contribution to the Equitable Foundation. The Equitable Foundation is the philanthropic arm of Equitable Life.

13)	EMPLOYEE BENEFIT PLANS

Equitable Life sponsors the following employee benefit plans:

401(k) Plan

Equitable Life sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $22 million, $19 million and $15 million for the years ended December 31, 2019, 2018 and 2017, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

Pension Plan

Equitable Life also sponsors the AXA Equitable Retirement Plan (the “AXA Equitable QP”), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory, and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of Equitable Life under the AXA Equitable QP was transferred from Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. Equitable Life remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2019, 2018 and 2017, expenses related to the plan were $21 million, $60 million and $27 million, respectively.

The following table presents the funded status of the plan:

	As of December 31,
	2019	2018
	(in millions)
Legal Name of Plan: AXA Equitable Retirement Plan EIN# 13-5570651
Total Plan Assets	$2,159	$1,993

Accumulated Benefit Obligation	$2,160	$2,039

Funded Status	99.9%	97.8%

Other Benefit Plans

Equitable Life also sponsors a non-qualified retirement plan, a medical and life retiree plan, a post-employment plan and deferred compensation plan. The expenses related to these plans were $47 million, $70 million and $37 million for the years ended December 31, 2019, 2018 and 2017, respectively.

14)	SHARE-BASED COMPENSATION PROGRAMS

Compensation costs for 2019, 2018 and 2017 for share-based payment arrangements as further described herein are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Performance Shares	$10	$12	$18
Stock Options	3	2	1
AXA Shareplan	—	—	9
Restricted Stock Unit Awards	15	16	2
Other Compensation Plans(1)	—	—	—

Total Compensation Expenses	$28	$30	$30

(1)	Includes stock appreciation rights and employee stock purchase plans.

Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the “2018 Omnibus Plan”) and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the “2019 Omnibus Plan”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the 2018 and 2019 Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2019, the common stock reserved and available for issuance under the 2018 and 2019 Omnibus Plans was 12.5 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.

Equitable Life’s Participation in Holdings’ Equity Award Plans

Equitable Life’s employees, financial professionals and directors in 2019 and 2018 were granted equity awards under the 2019 and 2018 Omnibus Plans with the exception of the Holdings restricted stock units (“Holdings RSUs”) granted to financial professionals in 2018. All grants discussed in this section will be settled in shares of Holdings’ common stock except for the RSUs granted to financial professionals in 2019 and 2018 which will be settled in cash.

For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, Holdings applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2019 and 2018 grants were considered immaterial in the recognition of compensation cost.

Annual Awards Under 2019 and 2018 Equity Programs

Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’

2019 and 2018 equity programs consisted of a mix of equity vehicles including Holdings restricted stock units (“RSUs”), Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

Holdings RSUs

Holdings RSUs granted to Equitable Life employees under the 2019 and 2018 equity programs vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Cash-settled Holdings RSUs granted to eligible Equitable Life financial professionals under the 2019 and 2018 equity programs vest ratably in equal installments over a three-year period. The cash payment for each RSU will equal the average closing price for a Holdings share on the NYSE over the 20 trading days immediately preceding the vesting date. These awards are liability-classified and require fair value remeasurement based upon the price of a Holdings share at the close of each reporting period.

Holdings Stock Options

Holdings stock options granted to Equitable Life employees under the 2019 and 2018 equity programs have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Holdings Performance Shares

Holdings performance shares granted to Equity Life’s employees under the 2019 and 2018 equity programs are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on Holding’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once all of Holdings’ applicable Non-GAAP ROE targets are determined and approved.

The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Director Awards

Holdings granted unrestricted Holdings shares to non-employee directors of Holdings, Equitable Life in 2019 and 2018. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.

One-Time Awards Granted in 2018

Transaction Incentive Awards

On May 9, 2018, coincident with the IPO, Holdings granted one-time “Transaction Incentive Awards” to executive officers and certain other R&P employees in the form of 722 thousand Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the “Service Units”), and fifty percent t will vest based on service and a market condition (the “Performance Units”). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited.

The grant-date fair value of half of the Performance Units, was at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting compensation expense is recognized over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied.

Special IPO Grant

Also, on May 9, 2018, Holdings made a grant of 357 thousand Holdings RSUs to Equitable Life employees and financial professionals, or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and all compensation expense was recognized as of November 9, 2018.

Prior Equity Award Grants and Settlements

In 2017 and prior years, equity awards for employees, financial professional and directors were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.

Employees were granted AXA ordinary share options each year under the AXA Stock Option Plan for AXA Financial Employees and Associates (the “Stock Option Plan”). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the “Performance Share Plan”) and financial professionals were granted performance units under the AXA Advisors Performance Unit Plan established for each year.

The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards that are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2019 and 2018 was $43 million and $32 million, respectively.

2017 Performance Shares Grant

Under the terms of the 2017 Performance Share Plan, AXA awarded performance shares to Equitable Life employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and select businesses are achieved will determine the number of performance shares earned. For all Equitable Life employees, the number of performance shares earned may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Performance Units Grant

Under the terms of the AXA Advisors Performance Unit Plan performance units were granted to Equitable Life financial professionals. The performance units will be cash settled and are remeasured until settlement of the awards. The performance units will be earned based on meeting pre-established performance metrics tied to achievement of specific sale and earnings goals. For all awards, the number of performance units earned may vary between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Stock Options Grant

On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to Equitable Life employees under the terms of the Stock Option Plan with a ten-year term. All of those options have a five-year graded schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period.

Other Grants

Prior to the IPO, non-officer directors of Holdings and certain subsidiaries were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

The Company has also granted AXA restricted stock units (“AXA RSUs”) to certain executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

Summary of Stock Option Activity

A summary of activity in the AXA and Holdings option plans during 2019 follows:

	Options Outstanding
	EQH Shares		AXA Ordinary Shares		AXA ADRs(2)
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price

Options Outstanding at January 1, 2019	835	$21.34	2,609	€18.20	15	$15.37
Options granted	1,251	$18.74	156	€21.60	—	$—
Options exercised	23	$21.34	856	€16.40	15	$15.37
Options forfeited, net	133	$20.29	182	€19.72	—	$—
Options expired	—	$—	—	€—	—	$—

Options Outstanding at December 31, 2019	1,930	$19.73	1,727	€20.09	—	$—

Aggregate Intrinsic Value(1)		$9,755		€8,661		$—

Weighted Average Remaining Contractual Term (in years)	8.85		5.20		—

Options Exercisable at December 31, 2019	250	$21.34	1,527	€19.74	—	$—

Aggregate Intrinsic Value(1)		$859		€8,207		$—

Weighted Average Remaining Contractual Term (in years)	8.43		4.85		—

(1)

Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2019 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.

(2)

AXA ordinary shares will be delivered to participants in lieu of AXA ADRs at exercise or maturity. For the purpose of estimating the fair value of Holdings and AXA stock option awards, the Black-Scholes is used. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2019, 2018 and 2017.

	EQH Shares(1)		AXA Ordinary Shares(2)
	2019	2018	2019	2018	2017

Dividend yield	2.77%	2.44%	NA	NA	6.49%
Expected volatility	25.70%	25.40%	NA	NA	26.6%
Risk-free interest rates	2.49%	2.83%	NA	NA	0.33%
Expected life in years	5.8	9.7	NA	NA	8.1
Weighted average fair value per option at grant date	$3.82	$4.61	NA	NA	$2.06

(1)

The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.

(2)

The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

As of December 31, 2019, approximately $0.4 million of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Equitable Life over a weighted-average period of 0.7 years. Approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Equitable Life over a weighted average period of 0.8 years.

Restricted Awards

The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.

At December 31, 2019, approximately 1.8 million Holdings RSUs and AXA ordinary share unit awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million and is expected to be recognized over a weighted-average period of 1.08 years.

Following table summarizes Holdings restricted share units and AXA ordinary share unit activity for 2019.

	Shares of Holdings Restricted Stock	Weighted Average Grant Date Fair Value	Shares of AXA Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2019	1,259,059	$21.00	48,334	$20.38
Granted	1,007,057	$18.22	—	$—
Forfeited	125,915	$19.74	—	$—
Vested	334,900	$20.51	29,054	$21.35

Unvested as of December 31, 2019	1,805,301	$19.35	19,280	$19.20

Performance Awards

At December 31, 2019, approximately 2.5 million Holdings and AXA performance awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $10 million and is expected to be recognized over a weighted-average period of 0.64 years.

The following table summarizes Holdings and AXA performance awards activity for 2019.

	Shares of Holdings Performance Awards	Weighted- Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted- Average Grant Date Fair Value
Unvested as of January 1, 2019	166,552	$23.17	3,159,577	$20.10
Granted	243,041	$19.67	149,757	$20.70
Forfeited	25,952	$21.77	210,329	$20.20
Vested	—	$—	944,945	$20.23

Unvested as of December 31, 2019	383,641	$21.05	2,154,059	$20.08

Employee Stock Purchase Plans

Holdings Stock Purchase Plan

Under the Equitable Holdings, Inc. Stock Purchase Program (“SPP”) participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which is used to purchase Holdings shares. Purchases are made at the end of each month at the prevailing market rate.

AXA Shareplan 2017

In 2017, eligible employees of participating AXA subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of €20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of €22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. All subscriptions became binding and irrevocable on October 17, 2017.

15)	INCOME TAXES

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$295	$234	$(6)
Deferred (expense) benefit	289	212	1,216

Total	$584	$446	$1,210

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 21% and 35% for 2019, 2018 and 2017, respectively. The sources of the difference and their tax effects are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Expected income tax (expense) benefit	$510	$311	$(542)
Noncontrolling interest	1	(1)	—
Non-taxable investment income	73	104	241
Tax audit interest	(14)	(11)	(6)
State income taxes	(2)	(1)	(3)
Tax settlements/uncertain tax position release	12	—	221
Change in tax law	—	46	1,308
Other	4	(2)	(9)

Income tax (expense) benefit	$584	$446	$1,210

In accordance with Staff Accounting Bulletin No. 118 (“SAB 118”), the Company recorded provisional estimates for the income tax effects of the Tax Cuts and Jobs Act (the “Tax Reform Act”) in 2017 and refined those estimates in 2018. The impact of the Tax Reform Act primarily related to the revaluation of deferred tax assets and liabilities.

During the second quarter of 2017, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $221 million.

The components of the net deferred income taxes are as follows:

	As of December 31,
	2019		2018
	Assets	Liabilities	Assets	Liabilities
	(in millions)

Compensation and related benefits	$51	$—	$47	$—
Net operating loss	44	—	239	—
Reserves and reinsurance	944	—	16	—
DAC	—	716	—	864
Unrealized investment gains (losses)	—	639	123	—
Investments	640	—	622	—
Tax credits	—	—	314	—
Other	—	73	14	—

Total	$1,679	$1,428	$1,375	$864

The Company had $314 million of AMT credits for the year ended December 31, 2018 and expects those credits to be currently utilized or refunded.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance at January 1,	$273	$205	$444
Additions for tax positions of prior years	24	98	28
Reductions for tax positions of prior years	—	(30)	(234)
Settlements with tax authorities	—	—	(33)

Balance at December 31,	$297	$273	$205

Unrecognized tax benefits that, if recognized, would impact the effective rate	$222	$202	$172

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2019 and 2018 were $55 million and $41 million, respectively. For 2019, 2018 and 2017, respectively, there were $14 million, $18 million and $(44) million in interest expense (benefit) related to unrecognized tax benefits.

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2019, tax years 2010 and subsequent remain subject to examination by the IRS.

16)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

	December 31,
	2019	2018	2017
	(in millions)

Unrealized gains (losses) on investments(1)	$1,597	$(484)	$581
Defined benefit pension plans(2)	(5)	(7)	(51)

Total accumulated other comprehensive income (loss) from continuing operations	1,592	(491)	530

Less: Accumulated other comprehensive income (loss) attributable to discontinued operations, net of noncontrolling interest	—	—	(68)

Accumulated other comprehensive income (loss) attributable to Equitable Life	$1,592	$(491)	$598

(1)	2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
(2)	2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

The components of OCI, net of taxes for the years ended December 31, 2019, 2018 and 2017, net of tax, follow:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year(3)	$3,052	$(1,663)	$741
(Gains) losses reclassified to Net income (loss) during the year(1)	(160)	(4)	8

Net unrealized gains (losses) on investments	2,892	(1,667)	749
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	(811)	437	(165)

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $547, $(310), and $244)	2,081	(1,230)	584

Change in defined benefit plans:
Reclassification to Net income (loss) of amortization of net prior service credit included in net periodic cost(2)	2	(4)	(5)

Change in defined benefit plans (net of deferred income tax expense (benefit) of $0, $0, and $(2))	2	(4)	(5)

Total other comprehensive income (loss), net of income taxes from continuing operations	2,083	(1,234)	579
Other comprehensive income (loss) from discontinued operations, net of income taxes(3)	—	—	23

Other comprehensive income (loss) attributable to Equitable Life	$2,083	$(1,234)	$602

(1)

See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(43) million, $(1) million and $(5) million for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)

These AOCI components are included in the computation of net periodic costs (see “Employee Benefit Plans” in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $0 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively.

(3)	Includes reclassification related to Discontinued Operations in 2017.

Investment gains and losses reclassified from AOCI to Net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefits in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek, or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict, and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $100 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from Equitable Life, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that Equitable Life implemented the volatility management strategy in violation of applicable law. Plaintiff seeks an award of damages individually and on a class-wide basis, and costs and disbursements, including attorneys’ fees, expert witness fees and other costs. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted Equitable Life’s motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court’s decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following Equitable Life’s notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life (“UL”) policies subject to Equitable Life’s COI rate increase. In early 2016, Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest; (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and (c) injunctive relief and attorneys’ fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against Equitable Life and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states’ consumer protection statutes and common law fraud. Three actions are also pending against Equitable Life in New York state court. Equitable Life is vigorously defending each of these matters.

Obligations under Funding Agreements

As a member of the FHLBNY, Equitable Life has access to collateralized borrowings. It also may issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require Equitable Life to pledge qualified mortgage-backed assets and/or government securities as collateral. Equitable Life issues short-term funding agreements to the FHLBNY and uses the funds for asset, liability, and cash management purposes. Equitable Life issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes.

Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. Equitable Life has purchased FHLBNY stock of $322 million and pledged collateral with a carrying value of $9.8 billion as of December 31, 2019.

Funding agreements are reported in Policyholders’ account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see “Derivative and offsetting assets and liabilities” included in Note 4. The table below summarizes the Company’s activity of funding agreements with the FHLBNY.

Change in FHLBNY Funding Agreements during the Years Ended December 31, 2019 and 2018

	Outstanding Balance at December 31, 2018	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2019
	(in millions)
Short-term funding agreements:
Due in one year or less	$1,640	$29,330	$26,420	$58	$4,608
Long-term funding agreements:
Due in years two through five	1,569	—	—	77	1,646
Due in more than five years	781	—	—	(135)	646

Total long-term funding agreements	2,350	—	—	(58)	2,292

Total funding agreements(1)	$3,990	$29,330	$26,420	$—	$6,900

	Outstanding Balance at December 31, 2017	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2018
	(in millions)
Short-term funding agreements:
Due in one year or less	$500	7,980	$6,990	$150	$1,640
Long-term funding agreements:
Due in years two through five	1,621	—	—	(52)	1,569
Due in more than five years	879	—	—	(98)	781

Total long-term funding agreements	2,500	—	—	(150)	2,350

Total funding agreements(1)	$3,000	$7,980	$6,990	$—	$3,990

(1)

The $9 million, $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2019, 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements’ borrowing rates.

Guarantees and Other Commitments

The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2019, these arrangements include commitments by the Company to provide equity financing of $1 billion (including $225 million with affiliates ) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

The Company is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, the Company owns single premium annuities issued by previously wholly-owned life insurance subsidiaries. The Company has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly-owned subsidiaries be unable to meet their obligations. Management believes the need for the Company to satisfy those obligations is remote.

The Company had $17 million of undrawn letters of credit related to reinsurance at December 31, 2019. The Company had $260 million of commitments under existing mortgage loan agreements at December 31, 2019.

Pursuant to certain assumption agreements (the “Assumption Agreements”), AXA Financial legally assumed primary liability from Equitable Life for all current and future liabilities of Equitable Life under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. Equitable Life remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption

Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2019, 2018 and 2017, respectively, Equitable Life’s statutory net income (loss) totaled $3.9 billion, $3.1 billion and $748 million. Statutory surplus, Capital stock and Asset Valuation Reserve (“AVR”) totaled $8.7 billion and $7.9 billion at December 31, 2019 and 2018, respectively. At December 31, 2019, Equitable Life, in accordance with various government and state regulations, had $58 million of securities on deposit with such government or state agencies.

In 2019, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.0 billion. In 2018, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also, in 2018, Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the “AB Ownership Transfer”). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. Equitable Life repaid the outstanding principal balance of the surplus note in March 2019.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of New York State, Equitable Life is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to Holdings.

New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services (“NYDFS”), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the “Standards”). The first standard allows payment of an ordinary dividend out of the insurer’s earned surplus (as reported on the insurer’s most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the “Earned Surplus Standard”). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer’s earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

In applying the Standards, Equitable Life could pay ordinary dividends up to approximately $2.4 billion during 2020.

Intercompany Reinsurance

The company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re holds assets in an irrevocable trust (the “EQ AZ Life Re Trust”). As of December 31, 2019, EQ AZ Life Re holds $1.2 billion of assets in the EQ AZ Life Re Trust and letters of credit of $2.1 billion that are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the EQ AZ Life Re Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or additional letters of credit be secured, which could adversely impact EQ AZ Life Re’s liquidity.

Prescribed and Permitted Accounting Practices

At December 31, 2019 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2019.

The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company’s capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles (“SAP”) and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; and (i) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)	DISCONTINUED OPERATIONS

Distribution of AllianceBernstein to Holdings

Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC (“Alpha”). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests (“the AB Business Transfer”) removed the authority to control the business of AB and as such AB’s operations are now reflected as a discontinued operation in the Company’s consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

Transactions Prior to Distribution

Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

The table below presents AB’s revenues recognized in 2018 and 2017, disaggregated by category:

	Years Ended December 31,
	2018	2017
	(in millions)
Investment management, advisory and service fees:
Base fees	$2,156	$2,025
Performance-based fees	118	95
Research services	439	450
Distribution services	419	412
Other revenues:
Shareholder services	76	75
Other	35	42

Total investment management and service fees	$3,243	$3,099

Transactions Ongoing after Distribution

After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

Discontinued Operations

The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

	Years Ended December 31,
	2018	2017
	(in millions)
REVENUES
Net derivative gains (losses)	$12	$(24)
Net investment income (loss)	24	142
Investment management and service fees	3,243	3,099
Other income	—	—

Total revenues	$3,279	$3,217

BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits	$1,370	$1,307
Commissions and distribution related payments	427	415
Interest expense	8	6
Other operating costs and expenses	727	789

Total benefits and other deductions	2,532	2,517

Income (loss) from discontinued operations, before income taxes	747	700
Income tax (expense) benefit	(69)	(82)

Net income (loss) from discontinued operations, net of taxes	678	618
Less: Net (income) loss attributable to the noncontrolling interest	(564)	(533)

Net income (loss) from discontinued operations, net of taxes and noncontrolling interest	$114	$85

20)	REDEEMABLE NONCONTROLLING INTEREST

The changes in the components of redeemable noncontrolling interests were:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Balance, beginning of period	$39	$25	$10
Net earnings (loss) attributable to redeemable noncontrolling interests	5	(2)	1
Purchase/change of redeemable noncontrolling interests	(5)	16	14

Balance, end of period	$39	$39	$25

21)	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The unaudited quarterly financial information for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in millions)
2019
Total revenues	$690	$2,071	$1,946	$441

Total benefits and other deductions	$1,680	$1,753	$2,383	$1,762

Net income (loss)	$(828)	$265	$(262)	$(1,021)

2018
Total revenues	$1,139	$1,621	$27	$4,164

Total benefits and other deductions	$1,512	$4,278	$763	$1,879

Net income (loss)	$(264)	$(2,084)	$(509)	$1,936

Net Income (Loss) Volatility

With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company’s quarterly Net income (loss) during 2019 and 2018 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company’s liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in fair value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period. An additional source of Net income (loss) volatility is the impact of the Company’s annual actuarial assumption review. See Note 2, Significant Accounting Policies — Assumption Updates, for further detail of the impact of assumption updates on Net income (loss) in 2019 and 2018.

Discontinued Operations

In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB’s operations are now reflected as Discontinued operations in the Company’s consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

22)	SUBSEQUENT EVENTS

None.

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE I

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2019

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed Maturities:
U.S. government, agencies and authorities	$14,385	$15,231	$14,385
State, municipalities and political subdivisions	584	649	584
Foreign governments	460	490	460
Public utilities	4,618	4,895	4,618
All other corporate bonds	37,729	39,569	37,729
Residential mortgage-backed	161	173	161
Asset-backed	843	844	843
Redeemable preferred stocks	498	511	498

Total fixed maturities	59,278	62,362	59,278
Mortgage loans on real estate(2)	12,090	12,317	12,090
Real estate held for the production of income	27	27	27
Policy loans	3,270	4,199	3,270
Other equity investments	1,149	1,149	1,149
Trading securities	6,376	6,598	6,598
Other invested assets	2,129	2,129	2,129

Total Investments	$84,319	$88,781	$84,541

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE IV

REINSURANCE(1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2019
Life insurance in-force	$392,420	$66,770	$31,699	$357,349	8.9%

Premiums:
Life insurance and annuities	$825	$99	$185	$911	20.3%
Accident and health	43	27	9	25	36.0%

Total Premiums	$868	$126	$194	$936	20.7%

2018
Life insurance in-force	$390,374	$69,768	$30,322	$350,928	8.6%

Premiums:
Life insurance and annuities	$787	$128	$177	$836	21.2%
Accident and health	49	32	9	26	34.6%

Total Premiums	$836	$160	$186	$862	21.6%

2017
Life insurance in-force	$392,926	$73,843	$30,300	$349,383	8.7%

Premiums:
Life insurance and annuities	$826	$135	$186	$877	21.2%
Accident and health	54	36	9	27	33.3%

Total Premiums	$880	$171	$195	$904	21.6%

(1)	Includes amounts related to the discontinued group life and health business.

Equitable Financial Life Insurance Company

Supplement Dated May 1, 2020 to the current prospectuses and supplements to the prospectuses for:

•	EQUI-VEST® (Series 201)
•	EQUI-VEST® StrategiesSM (Series 900)
•	EQUI-VEST® StrategiesSM (Series 901)
•	EQUI-VEST® Employer-Sponsored Retirement Plans (Series 100 and Series 200) (TSA and EDC contracts only)

This Supplement relates to the Structured Investment Option which is currently available under our EQUI-VEST® (Series 201), EQUI-VEST® StrategiesSM (Series 900), EQUI-VEST® StrategiesSM (Series 901) and EQUI-VEST® Employer-Sponsored Retirement Plans ((Series 100 and Series 200) (TSA and EDC contracts only) subject to regulatory approval) contracts. Any amount that you decide to invest in the Structured Investment Option would be invested in one of the “Segments” of the Structured Investment Option, each of which has a limited duration (a “Segment Duration”). The Structured Investment Option may not currently be available under your contract or in your state.

The purpose of this Supplement is solely to add to your current prospectuses (collectively, the “EQUI-VEST® prospectus”) a very limited amount of information about the Structured Investment Option. Much more complete information about the Structured Investment Option is contained in a separate Structured Investment Option prospectus dated May 1, 2020. All of the information in the EQUI-VEST® prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the EQUI-VEST® prospectus) or in the Structured Investment Option prospectus.

Accordingly, you should read this Supplement in conjunction with your EQUI-VEST® prospectus and the Structured Investment Option prospectus (and any other supplements thereto). This Supplement incorporates your EQUI-VEST® prospectus (and any other supplements thereto) and the Structured Investment Option prospectus (and any other supplements thereto) by reference. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your EQUI-VEST® prospectus.

Charges for the Structured Investment Option

If you allocate any of your account value to the Structured Investment Option, a charge or deduction could result. To reflect these, the following item is added to the chart entitled “Charges we periodically deduct from your account value” under “Fee table” in your EQUI-VEST® prospectus:

Adjustments for early surrender or other distribution from a Segment
When calculation is made	Maximum amount that may be lost(1)
Segment Interim Value is applied on surrender or other distribution (including loans and charges) from a Segment prior to its Segment Maturity Date	90% of Segment Investment

Notes:

(1)

The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date, as discussed in detail under “Appendix I” in your Structured Investment Option prospectus. The maximum loss would occur if there is a total distribution for a Segment with a -10% buffer at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.

This fee table applies specifically to the Structured Investment Option and should be read in conjunction with the fee table in your EQUI-VEST® contract prospectus.

How We Allocate Charges Among Your Investment Options

If you allocate any account value to the Structured Investment Option, our procedures for allocating contract fees and charges among the investment options you are using is significantly different than in the absence of the Structured Investment Option. Accordingly, the following paragraphs are added to the “Charges and expenses” section.

ProNvest Managed Account Service Charge

If you enroll in the ProNvest managed account service, ProNvest will charge a quarterly fee.

For EQUI-VEST® StrategiesSM (Series 901), this fee will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If those amounts are insufficient, the charge will be deducted from the Segment Holding Account, then pro rata from the Segments. This fee will not be deducted from amounts invested in the Personal Income Benefit variable investment options.

IM-11-04 (5/20)	Cat# 146267
EV 100, 200, 201, 900 and 901 NB/IF	#844192

For EQUI-VEST® StrategiesSM (Series 900), this fee will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If those amounts are insufficient, this charge will be deducted pro rata from your fixed maturity options. If there are still insufficient funds, the charge will be deducted from the Segment Holding Account, then pro rata from the Segments. This fee will not be deducted from amounts invested in the Personal Income Benefit variable investment options.

Separate account annual expenses

Under the provisions of your EQUI-VEST® contract, we deduct a daily charge(s) from the net assets in each variable investment option and Segment Holding Account to compensate us for mortality and expense risks and other expenses. The Segment Holding Account is part of the EQ/Money Market variable investment option available under your EQUI-VEST® contract.

For amounts held in the Segment Holding Account, we may waive this charge(s) under certain conditions on a non-guaranteed basis. If the return on the EQ/Money Market variable investment option on any day is positive, but lower than the amount of this charge(s), then we will waive the difference between the two, so that you do not receive a negative return. If the return on the EQ/Money Market variable investment option on any day is negative, we will waive this charge(s) entirely for that day, although your account value would be reduced by the negative performance of the EQ/Money Market variable investment option itself. This waiver applies only to amounts held in the Segment Holding Account portion of the EQ/Money Market variable investment option and is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. We reserve the right to change or cancel this provision at any time. For more information, please see “Charges and Expenses” in your EQUI-VEST® variable annuity prospectus.

Annual administrative charge

For EQUI-VEST® (Series 201) and EQUI-VEST® StrategiesSM (Series 901), the annual administrative charge will be deducted from the account value in the variable investment options and the guaranteed interest option on a pro rata basis on the last business day of each contract year. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any remaining portion of the charge or the total amount of the charge, as applicable, will be deducted from the account for special dollar cost averaging. If there are insufficient funds the charge will then be deducted from the Segment Holding Account, and then pro rata from the Segments.

For EQUI-VEST® StrategiesSM (Series 900) and EQUI-VEST® Employer-Sponsored Retirement Plans (Series 100 and Series 200), the annual administrative charge will be deducted from the account value in the variable investment options and the guaranteed interest option on a pro rata basis on the last business day of each contract year. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any remaining portion of the charge or the total amount of the charge, as applicable, will be deducted from the fixed maturity options. If there are insufficient funds the charge will then be deducted from the Segment Holding Account, then pro rata from the Segments.

Enhanced death benefit charge

(for EQUI-VEST® Strategies Series 900 and 901 contracts)

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options for EQUI-VEST® StrategiesSM (Series 900) or from the account for special dollar cost averaging for EQUI-VEST® StrategiesSM (Series 901), to the extent you have value in those investment options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment. If those amounts are insufficient, we will make up the required amounts from the Segment Holding Account and then pro rata from the Segments.

If your account value is insufficient to pay this charge, your certificate will terminate without value and you will lose any applicable guaranteed benefits.

Plan operating expense charge

Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer’s designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms of your Employer’s plan.

For EQUI-VEST® (Series 201) and EQUI-VEST® Strategies (Series 901), the Plan operating expense charge will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds, we will deduct the charge from the Segment Holding Account, then pro rata from the Segments. If there are still insufficient funds, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

2

For EQUI-VEST® Strategies (Series 900), the Plan operating expense charge will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the fixed maturity options. If there are insufficient funds, we will deduct the charge from the Segment Holding Account, then pro rata from the Segments. If there are still insufficient funds, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

Annual loan record-keeping charge

(for EQUI-VEST® Series 901 contracts)

A $6.25 charge will be deducted from your account value on the last Friday of each calendar quarter to compensate us for record-keeping expenses associated with the loan. If that Friday is a holiday, the charge will be deducted on the last business day preceding that Friday.

The charge will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds, we will deduct the charge from the Segment Holding Account, then pro rata from the Segments. If there are still insufficient funds, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

3

Equitable Financial Life Insurance Company

Supplement dated May 1, 2020 to the Prospectus dated May 1, 2020 for:

•	EQUI-VEST® StrategiesSM (Series 900)
•	EQUI-VEST® StrategiesSM (Series 901)

This Supplement adds information related to an exchange offer and modifies certain related information in the above-referenced current prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus or call (866) 638-0550.

EXCHANGE OFFER

This Supplement describes an Exchange Offer we are making to you in connection with your variable annuity contract. This Supplement contains important information that you should know before accepting this Exchange Offer.

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept this Exchange Offer or take any action under your Existing Contract. If you do not accept this Exchange Offer, your Existing Contract will continue unchanged.

In certain Employer-sponsored plans, your Employer or Plan may unilaterally accept this Exchange Offer. You can contact your financial professional for additional information.

You should carefully read this Supplement in conjunction with your Prospectus before making your decision regarding this Exchange Offer. If you have any questions about this Exchange Offer, contact your financial professional or call us directly at (866) 638-0550.

Why am I receiving this offer?

Your Employer or Plan has decided to make available to you the Equitable Retirement 360 Defined Contribution Program (the “Program”), which is a retirement program designed to provide participants (“Participants”) a single coordinated program selection of investment options, including certain mutual fund options and a fixed annuity contract option (each a “Program Investment Option” and collectively the “Program Investment Options”). In the future, we expect to expand the investment options available under the Program. Please note that certain Program Investment Options may be offered, advised or subadvised by Equitable Financial Life Insurance Company (the “Company”) or one or more of our affiliates.

Because the Program is available to you and you are no longer able to contribute to your EQUI-VEST contract or certificate (each an “Existing Contract” and collectively the “Existing Contracts”), we will permit you to exchange some or all of your Existing Contract for one or more affiliated mutual funds that are also Program Investment Options (each an “Affiliated Mutual Fund” and collectively the “Affiliated Mutual Funds”) without imposing withdrawal charges, although a market value adjustment may apply (the “Exchange Offer”). This Exchange Offer also includes, if applicable, any subsequent exchanges under the Program of shares of an Affiliated Mutual Fund for an Existing Contract or a New Contract (described below) and any future exchanges under the Program.

You should carefully read this Supplement and your Prospectus and the prospectuses for the Affiliated Mutual Funds before making your decision regarding this Exchange Offer. This Exchange Offer allows you to exchange some or all of the account value in your Existing Contract for one or more of the Affiliated Mutual Funds without paying withdrawal charges, although a market value adjustment may apply. You should only exchange some or all of the account value in your Existing Contract if you have determined you no longer need or want some or all of the Guaranteed Benefits (described below) provided by your Existing Contract. The Affiliated Mutual Funds do not offer any of these Guaranteed Benefits. If you accept this Exchange Offer your Guaranteed Benefits will terminate or be reduced and they cannot be reinstated.

What is this offer? How does this offer work?

You can exchange some or all of your Existing Contract without incurring withdrawal charges for one or more of the Affiliated Mutual Funds, although a market value adjustment may apply. The minimum amount that may be exchanged pursuant to this Exchange Offer is $20. If you are considering investing in one or more of the Affiliated Mutual Funds you should contact your financial professional, who will be able to explain the details of the Affiliated Mutual Funds and provide you with the proper forms and applications necessary to complete the transaction. Affiliated Mutual Funds can only be purchased through a broker-dealer and this Exchange Offer is not available through all broker-dealer firms.

Under this Exchange Offer, the full or partial exchange of your Existing Contract will not trigger any applicable withdrawal charge under your Existing Contract. In addition, since the Affiliated Mutual Funds do not have withdrawal charges, any account value from your Existing Contract transferred into the Affiliated Mutual Funds would not be subject to any withdrawal charge under the Affiliated Mutual Funds (but would be subject to all other charges and fees under each applicable Affiliated Mutual Fund). However, any exchange of account value from a fixed maturity option under a Series 900 Existing Contract will be subject to a market value adjustment which could decrease the amount to be exchanged or the amount remaining in the fixed maturity option, perhaps significantly.

Your Existing Contract has certain benefits that are not offered under any Affiliated Mutual Fund (the “Guaranteed Benefits”):

•	a standard death benefit;

•	the ability to annuitize at guaranteed annuitization rates and receive guaranteed income for life;

•	a guaranteed interest option (investment option that pays interest at guaranteed rates);

•	fixed maturity options (investment option that pays interest over a 1-10 year period);

•	a structured investment option (investment option that may credit interest based, in part, on the performance of an external index);

•	the optional Personal Income Benefit;

•	the optional enhanced death benefit; and

•	the Investment Simplifier (fixed dollar option and interest sweep).

You should carefully consider whether an exchange is appropriate for you by comparing the Guaranteed Benefits provided by your Existing Contract to the benefits and features provided by the Affiliated Mutual Fund(s). The Affiliated Mutual Funds do not provide any guaranteed benefits and if you accept this Exchange Offer your Guaranteed Benefits will be terminated or reduced, perhaps significantly.

You should also compare the fees and charges of your Existing Contract to the fees and charges of the Affiliated Mutual Funds (mutual fund annual operating expenses include management fees, distribution and/or service (12b-1) fees and other expenses). You will also pay a record keeping fee on assets invested in Affiliated Mutual Funds. There are no front-end or back-end sales charges for the Affiliated Mutual Funds. For a copy of the prospectus for an Affiliated Mutual Fund, please contact your financial professional or call (866) 638-0550. Please also see “How can I evaluate this offer?” and “Appendix I”.

When your Employer or Plan made the Program available to you it also decided how ongoing contributions may be allocated. That decision determined the terms under which you can exchange some or all of the account value in your Existing Contract into one or more of the Affiliated Mutual Funds. Accordingly, since your Employer or Plan does not currently permit ongoing contributions to the Existing Contracts, you can elect to exchange some or all of the account value in your Existing Contract into one or more of the Affiliated Mutual Funds. Employer or Plan restrictions may prevent you from accepting this Exchange Offer. Amounts invested in one of more of the Affiliated Mutual Funds may be subject to more stringent withdrawal requirements. For more information, please see “Tax Information” in the Prospectus and “What are the tax implications of accepting the offer?” below.

We reserve the right to terminate or materially amend this Exchange Offer with respect to any or all Existing Contracts, as well as, any or all Affiliated Mutual Funds with notice at least 60 days prior to the date of termination or the effective date of the amendment, subject to the following limited exceptions. First, no such notice would be required if, under extraordinary circumstances, there is a suspension in the redemption of the Existing Contract under Section 22(e) of the 1940 Act or the rules thereunder. Second, no such notice would be required if the Affiliated Mutual Fund temporarily delays or ceases the sale of the security because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.

Can I subsequently exchange back into my Existing Contract or a New Contract?

Since your Existing Contract and the New Contract (discussed below) are not currently Plan investment options accepting contributions, you cannot transfer from Affiliated Mutual Funds back into your Existing Contract or a New Contract. If, at some point in the future, Existing Contracts (or New Contracts as applicable) are Plan investment options accepting contributions, we also reserve the right to disallow all exchanges from the Affiliated Mutual Funds into Existing Contracts or New Contracts, as well as, the right to reject individual Participant’s requests to exchange some or all of their value in the Affiliated Mutual Funds back into their Existing Contract or a New Contract without rejecting other Participant’s requests or all Participant’s requests. Please Note: Even if you exchange back into your Existing Contract or a New Contract, you may not receive the same level of Guaranteed Benefits as you originally had under your Existing Contract. Please see “How can I evaluate this offer?” and “Appendix I”.

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If permitted by your Employer or Plan at some future date, you may be able to exchange some or all of the value in your Affiliated Mutual Fund(s) back into your Existing Contract or, if your Existing Contract no longer exists (because you fully exchanged it for one or more of the Affiliated Mutual Funds or subsequently surrendered it), into a new contract. The new contract would be a newly issued version of your terminated Existing Contract if it is available for new sales (the “New Contract”). For a copy of the prospectus for the New Contract, please contact your financial professional or call (866) 638-0550. Please Note: A New Contract is only applicable if your Existing Contract no longer exists, and you will be required to complete the necessary application, order form or other documentation before the New Contract can be issued and the exchange from the Affiliated Mutual Funds completed. Amounts invested in one or more of the Affiliated Mutual Funds may be subject to more stringent withdrawal requirements which will be permanent even if you transfer back into your Existing Contract or a New Contract. For more information, please see “Tax Information” in the Prospectus and “What are the tax implications of accepting the offer?” below.

If you exchange back into your Existing Contract or a New Contract (which is not currently permitted), a new withdrawal charge period will attach to that exchanged amount. However, no withdrawal charge will be applied to subsequent exchanges back to Affiliated Mutual Funds pursuant to this Exchange Offer, although a market value adjustment may apply. You should only exchange shares of Affiliated Mutual Funds for an Existing Contract or New Contract (which is not currently permitted) if you have determined that you want some or all of Guaranteed Benefits provided by the Existing Contract or New Contract and you understand all of the fees and expenses that you would be paying under that contract.

How can I evaluate this offer?

You must decide between: (1) keeping your Existing Contract; or (2) fully or partially exchanging your Existing Contract without any applicable withdrawal charges (although a market value adjustment may apply) for one or more of the Affiliated Mutual Funds.

If you do not accept our offer, your Existing Contract and all of the Guaranteed Benefits would continue unchanged, and any applicable charges would continue to be deducted from your account value.

If you elect to fully exchange your Existing Contract for one or more of the Affiliated Mutual Funds:

•	Your Existing Contract and its Guaranteed Benefits would terminate.

•

Your account value would transfer without incurring any applicable withdrawal charges, although we will deduct a pro rata portion of the Annual Administrative Charge if your Existing Contract’s account value is less than $25,000 and if you have activated the Personal Income Benefit we will also deduct a pro rata portion of that charge calculated from the date of the most recent participant date anniversary to the date of the exchange.

•

We will impose a market value adjustment on any account value exchanged from a fixed maturity option under a Series 900 Existing Contract, which could significantly decrease the amount to be exchanged, particularly if there is a long time remaining until the fixed maturity option’s maturity date.

•	If account value is exchanged from the structured investment option prior to maturity the segment interim value calculation could result in a significant decrease in the amount to be exchanged.

•	In the future, you would not have the option to receive the lifetime income at guaranteed annuity rates.

•	Your beneficiaries would not receive the standard death benefit which could be greater than your account value provided by your Existing Contract.

•	You would not have the option to receive guaranteed lifetime income under the Personal Income Benefit.

•	Your beneficiaries would not receive the enhanced death benefit amount under your Existing Contract if you elected the enhanced death benefit.

If you partially exchange your Existing Contract for one or more of the Affiliated Mutual Funds:

•	Your account value will be reduced by the amount of the exchange.

•

The Guaranteed Annual Withdrawal Amount and Ratchet Base under the Personal Income Benefit (if activated) and the death benefit amount will be reduced on a pro rata basis. Here the pro rata reduction is calculated by taking the percentage the account value is reduced and reducing the Guaranteed Annual Withdrawal Amount, Ratchet Base and death benefit amount by that same percentage. For example, assume an Existing Contract has a Personal Income Benefit account value of $60,000 (and a Non-Personal Income Benefit account value of $0) with a Guaranteed Annual Withdrawal Amount of $3,000, a Ratchet Base of $100,000 and a death benefit of $100,000. If seventy-five percent of the Existing Contract ($45,000) is exchanged for an Affiliated Mutual Fund, the Existing Contract’s Guaranteed Annual Withdrawal Amount, Ratchet Base and death benefit will also be reduced by seventy-five percent to $750 and $25,000 and $25,000, respectively. As illustrated, the amount available for future withdrawals under the Personal Income Benefit would be significantly reduced, as would the death benefit and Ratchet Base by significantly more than the dollar amount of the exchange.

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•

Accepting the Exchange Offer before age 65 or exchanging more than your Guaranteed Annual Withdrawal Amount may result in an Early or Excess Withdrawal under the Personal Income Benefit either of which could reduce or terminate the benefit.

•	The amount available for lifetime payments under the Personal Income Benefit will be reduced, possibly significantly.

•

We will impose a market value adjustment on any account value exchanged from a fixed maturity option under a Series 900 Existing Contract, which could significantly decrease the fixed maturity amount, particularly if there is a long time remaining until the fixed maturity option’s maturity date.

•	If account value is exchanged from the structured investment option prior to maturity each Segment Investment will be reduced, possibly significantly.

•	The account value that can be used for annuity payments under the Existing Contract’s annuity payment options will also be reduced.

You should compare your Existing Contract’s Guaranteed Benefits with the Affiliated Mutual Fund’s benefits and features. See “Appendix I”. Under an Affiliated Mutual Fund the death benefit is equal to the Affiliated Mutual Fund account value, which could be more or less than your contributions, including the amount exchanged from your Existing Contract. In addition, you will not be able to annuitize your Affiliated Mutual Fund(s) and receive guaranteed lifetime income.

When you purchased your Existing Contract, you decided that some or all of the Guaranteed Benefits were important to you based on your personal circumstances at that time. When considering this Exchange Offer, you should consider whether you no longer need or want some or all of the Guaranteed Benefits provided by your Existing Contract, given your personal circumstances today and your future needs because, if you accept our Exchange Offer, you will be giving up or significantly reducing your Guaranteed Benefits. You should consider your specific circumstances, including your specific account values, death benefit value, Guaranteed Annual Withdrawal Amount and Ratchet Base under the Personal Income Benefit, and the following factors:

•	How long you intend to keep your Existing Contract.

•	Whether it is important for you to leave your Existing Contract’s death benefit to your beneficiaries.

•	Whether your death benefit amount is greater than your account value.

•	Whether, given your current state of health, you believe you are likely to provide a death benefit to your beneficiaries.

•	Whether it is important for you to be able to receive guaranteed lifetime income.

•	Whether you have or will activate the Personal Income Benefit.

•	Whether your Ratchet Base and Guaranteed Annual Withdrawal Amount are higher than your current account value would support.

•	Whether, given your current state of health, you believe you are likely to live to enjoy the income provided by the Personal Income Benefit, if activated.

•	Whether the amount you plan to exchange will cause a Personal Income Benefit Early or Excess withdrawal.

•	If you are currently taking Guaranteed Annual Withdrawal Amount withdrawals, whether it is acceptable to have those withdrawals terminate or be reduced.

•	Whether the availability of a guaranteed interest option, fixed maturity options or structured investment option is important to you.

•	Whether a market value adjustment would apply.

•	Whether amounts would be exchanged out of the structured investment option prior to Segment maturity.

You should assess your own situation to decide whether to accept the Exchange Offer. Once terminated, your Guaranteed Benefits based on the values in your Existing Contract cannot be reinstated. In considering the factors above, and any other factors you believe relevant, you may wish to consult with your named beneficiaries, and your financial professional and other advisors. We cannot provide investment advice to you, including how to weigh any relevant factors for your particular situation. We cannot provide any advice regarding future account value, including whether investment options under your Existing Contract will experience market gains or losses. In addition to all the things you and your financial professional and advisors consider, please also consider the following questions:

1.

Do you still need 100% of the guaranteed lifetime income provided by the Personal Income Benefit? If you do, then the offer is most likely not appropriate for you. If, on the other hand, your circumstances have changed and 100% of the guaranteed lifetime income provided by the Personal Income Benefit is not important, then you may want to consider the offer and decide if one or more of the Affiliated Mutual Funds is appropriate for you.

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2.

Do you still need 100% of the guaranteed death benefit? If you do, then the offer is most likely not appropriate for you. If, on the other hand, your circumstances have changed and 100% of the guaranteed death benefit is not important, then you may want to consider the offer and decide if one or more of the Affiliated Mutual Funds is appropriate for you.

3.

Do you still need to invest in a guaranteed interest option at a guaranteed rate at least equal to your Existing Contract’s guaranteed minimum annual rate? If you do, then the offer is most likely not appropriate for you. If, on the other hand, your circumstances have changed and a guaranteed interest option at a guaranteed rate at least equal to your Existing Contract’s guaranteed minimum annual rate is not important, then you may want to consider the offer and decide if one or more of the Affiliated Mutual Funds is appropriate for you.

Also, if your Employer or Plan allows contributions into Existing Contracts (or New Contracts when applicable) in the future and we allow you to exchange from Affiliated Mutual Funds back into your Existing Contract or a New Contract, you likely will not receive the same level of Guaranteed Benefits and a new withdrawal charge period will start. There is no guarantee that your Employer or Plan will allow contributions into Existing Contracts or New Contracts in the future.

•

When you fully exchange your Existing Contract for one or more of the Affiliated Mutual Funds, you lose the value of your existing Guaranteed Benefits which may be greater than the amount exchanged. If you later are allowed to exchange out of your Affiliated Mutual Funds into a New Contract, you establish guaranteed benefits in the New Contract equal to the amount exchanged from the Affiliated Mutual Funds which may be less. For example, assume your standard death benefit amount ($100,000) was greater than your account value ($90,000) when you fully exchanged your Existing Contract into three Affiliated Mutual Funds. A year later your Employer reopens Existing Contracts as a Plan investment option and you decide to exchange the value in your Affiliated Mutual Funds ($96,000) into a New Contract. Your new death benefit amount in the New Contract ($96,000) is equal to the amount you exchange into the New Contract not the original death benefit amount which was higher.

•

When you partially exchange your Existing Contract for one or more of the Affiliated Mutual Funds, the value of your remaining Guaranteed Benefits are reduced on a pro rata basis (as discussed above). If you later are allowed to exchange the same amount from your Affiliated Mutual Funds back into your Existing Contract, the value of your Guaranteed Benefits may be lower. For example, assume your standard death benefit amount ($100,000) was greater than your account value ($90,000) when you exchanged $45,000 into three Affiliated Mutual Funds. Your Existing Contract’s death benefit amount immediately after the partial exchange would be $50,000 (the account value was reduced by 50% and therefore the death benefit was reduced by 50%). A year later your Existing Contract’s account value is $49,000 and its death benefit is still equal to $50,000. If your Employer reopens Existing Contracts as a Plan investment option and you then exchange the value in your Affiliated Mutual Funds ($48,000) back into your Existing Contract, your Existing Contract’s death benefit amount immediately after the exchange will be $98,000 ($50,000 + $48,000), which is lower than the original death benefit amount even though the account value of your Existing Contract and the value of the Affiliated Mutual Funds both increased before the exchange back into your Existing Contract.

Please remember, the Affiliated Mutual Funds do not provide any guaranteed benefits. If you exchange 100% of your account value under your Existing Contract for one or more of the Affiliated Mutual Funds, your Existing Contract will terminate, and you will lose your Guaranteed Benefits. If you exchange only a portion of your account value, the amount exchanged will reduce the account value of your Existing Contract on a dollar-for-dollar basis and will generally reduce the value of your death benefit, as well as, your Guaranteed Annual Withdrawal Amount and Ratchet Base under the Personal Income Benefit on a pro rata basis which could be greater than the dollar amount exchanged and could significantly reduce or terminate the Personal Income Benefit. You will also be subject to all the fees and charges under each applicable Affiliated Mutual Fund.

How do I accept this offer?

To accept this Exchange Offer, you must (1) be enrolled in the Program (please contact your financial professional for more information on how to enroll in the Program) and (2) complete the applicable exchange form. Please complete, sign and date the exchange form and return it to us at the following address:

Equitable EQUI-VEST® Processing Office

P.O. Box 4956

Syracuse, NY 13221-4956

We will not process your acceptance of the offer until all applicable requirements are satisfied. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond our control, will not be eligible for the offer.

Good order. If the Exchange Offer is received before the market closes on a business day, then the exchange out of the Existing Contract and the purchase of shares of the Affiliated Mutual Fund will occur at the next calculated price. The Exchange Offer is not available on (1) any day that you are not enrolled in the Program and (2) on a non-business day (including a non-Segment

5

Business Day if account value is being exchanged out of a Segment). We will not consider your acceptance of the offer to be in good order if we receive it on such a day or if it is missing any necessary information. If we receive your acceptance on a non-business day and it is otherwise complete, the exchange out of your Existing Contract and the purchase of shares of the Affiliated Mutual Fund will be processed on the next business day.

What are the tax implications of accepting the offer?

We view exchanges from the Existing Contracts in whole or in part to one or more of the Affiliated Mutual Funds as a “contract exchange within the same 403(b) plan,” as described in “Direct transfer contributions” in your Prospectus and therefore, accepting this Exchange Offer will generally not be viewed as a taxable distribution to you. However, amounts exchanged into one or more of the Affiliated Mutual Funds, including earnings, may be subject to more stringent withdrawal restrictions (e.g., employer and after tax contributions cannot be withdrawn before the participant has a severance from employment, becomes disabled or attains age 59 1/2). If you later exchange some or all of those amounts in your Affiliated Mutual Funds back into your Existing Contract or a New Contract, such withdrawal restrictions will remain with respect to those amounts. For more information, please see “Tax Information” in your Prospectus. You should discuss with your tax advisor whether it makes sense for you to accept the offer.

More information about this offer.

Although we do not directly compensate your financial professional based on your acceptance of this Exchange Offer, your financial professional may receive payments of varying amounts that may provide an incentive in recommending whether or not you should accept this Exchange Offer. For example, if you exchange some or all of your Existing Contract for an Affiliated Mutual Fund, your financial professional may receive compensation upon completion of that exchange. You should contact your financial professional for information about the compensation he or she receives. For additional information about compensation paid to your financial professional, see “Distribution of the contracts” in “More information” in your Prospectus.

Please note that your Existing Contract and any New Contract, if applicable, may each be a Program Investment Option. For ease of discussion regarding this Exchange Offer, this Supplement separates your Existing Contract and any New Contract from the Program Investment Options.

All exchanges are subject to our policies and procedures concerning frequent or disruptive transfer activity.

The Exchange Offer may vary for certain contracts, certificates, and in certain states and may not be available for all contracts or certificates, in all states, at all times or through all financial intermediaries. All material variations are described in this supplement. We may suspend, modify, or terminate this Exchange Offer at any time with notice, as described in this supplement. In the future, we may make new, additional or modified offers in connection with these Existing Contracts or certain benefits thereunder with different terms that may be more or less favorable than the terms described herein.

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APPENDIX I

The following chart provides a brief summary comparison of some of the important features of your Existing Contract and the Affiliated Mutual Funds and between the Affiliated Mutual Funds and a New Contract. You should not rely solely on this chart in examining the differences between your Existing Contract and the Affiliated Mutual Funds and between the Affiliated Mutual Funds and a New Contract. There may be other differences important for you to consider prior to purchasing an Affiliated Mutual Fund or a New Contract. You should read your Prospectus and other information related to your Existing Contract and the prospectus for an Affiliated Mutual Fund and a New Contract prior to requesting any exchange. If you would like a prospectus for an Affiliated Mutual Fund or a New Contract, contact your financial professional or call (866) 638-0550. Please note, this chart does not create or modify any existing rights or Guaranteed Benefits, all of which are only established by your Existing Contract. Your Employer or Plan does not currently allow contributions into Existing Contracts or New Contracts, and there is no guarantee that they will do so in the future.

	Series 900	Series 901	AFFILIATED MUTUAL FUNDS
Annual Administrative Charge[1]	$65 (maximum) $0-$30 (current)[2]	$65 (maximum) $0-$30 (current)[2]	$0
Separate Account Expenses	0.25%-1.20%	0%-1.15%	0
Variable Investment Option Fees	0.59%-2.07%	0.59%-2.07%	0
Record Keeping Fee	0	0	0.15%-1.20%
Mutual Fund Annual Operating Expenses	0	0	0%-2.26%[3]
Maximum Withdrawal Charge	6%	6%	0%
Living Benefit (charge)

Personal Income Benefit guarantees that you can take withdrawals from your Personal Income Benefit account value up to your Guaranteed Annual Withdrawal Amount each year even if your Personal Income Benefit account value falls to zero by other than an early or excess withdrawal beginning at age 65 or later and subject to a distributable event (1.00%)

Personal Income Benefit guarantees that you can take withdrawals from your Personal Income Benefit account value up to your Guaranteed Annual Withdrawal Amount each year even if your Personal Income Benefit account value falls to zero by other than an early or excess withdrawal beginning at age 65 or later and subject to a distributable event (1.00%)

			No
Variable Investment Options	92 (various classes)	94 (various classes)	0
Death Benefit	The greater of: (i) your account value, less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment; and (ii) your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that may apply, less any outstanding loan balance plus accrued interest.

The greater of: (i) your account value, less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment; and (ii) your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that may apply, less any outstanding loan balance (in certain newer contracts there is no outstanding loan balance) plus accrued interest.

			Account Value
Enhanced Death Benefit	The greater of: (a) your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan and accrued loan interest); and (b) the enhanced death benefit as of the date of your death. On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third participation date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.	The greater of: (a) your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan and accrued loan interest); and (b) the enhanced death benefit as of the date of your death. On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third participation date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.	No

	Series 900	Series 901	AFFILIATED MUTUAL FUNDS
Guaranteed minimum annual rate in the Guaranteed Interest Option[4]	1%-3%	1%-3%	No
Fixed Maturity Options[5]	Yes	No	No
Structured Investment Option[6]	Yes	Yes	No
Lifetime Payout Option	Yes	Yes	No
Additional Features	Investment simplifier; ProNvest Managed Account Service	Investment simplifier; ProNvest Managed Account Service	ProNvest Managed Account Service
1	Or 2% of account value if less.
2	May be waived if account value exceeds certain amounts. See your Existing Contract for details.
3

Your Plan will designate the Mutual Funds which are available to you as Mutual Fund Program Investment Options. The high and low Mutual Fund Annual Operating Expenses will vary based on the Mutual Fund Program Investment Options available to you.

4	The guaranteed interest option is part of our general account and pays interest at guaranteed rates that are reset periodically.
5

The fixed maturity option is part of our general account and pays interest at a fixed rate for the duration of the option (generally between 1-10 years). A positive or negative market value adjustment applies if amounts are withdrawn before maturity.

6	The Structured Investment Option is an index-linked investment option.

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

#842830

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.

(a)	The following Financial Statements are included in Part B of the Registration Statement:

The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statements of Additional Information.

(b)	Exhibits.

The following exhibits correspond to those required by paragraph (b) of Item 24 as to exhibits in Form N-4:

1.	Board of Directors Resolutions.

	(a)	Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States (“Equitable”) authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement No. 2-30070 filed on October 27, 1987, refiled electronically on July 10, 1998.

	(b)	Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, incorporated herein by reference to Registration Statement No. 2-30070 filed on April 24, 1995, refiled electronically on July 10, 1998.

2.	Custodial Agreements. Not applicable.

3.	Underwriting Contracts.

	(a)	Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

	(a)(i)	First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

	(a)(ii)	Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

	(a)(iii)	Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) on April 19, 2016.

	(a)(iv)	Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, is incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(b)	Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, incorporated herein by reference to Registration Statement (File No. 2-30070) filed on April 19, 2001.

(c)	Transition Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, incorporated herein by reference to Registration Statement (File No. 2-30070) filed on April 19, 2001.

(d)	General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement (File No. 2-30070) filed on April 19, 2004.

(d)(i)	First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(ii)	Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No.333-05593) filed on April 24, 2012.

(d)(iii)	Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(iv)	Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(v)	Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

	(d)(vi)	Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

	(d)(vii)	Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

	(d)(viii)	Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

	(d)(ix)	Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

	(d)(x)	Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

	(d)(xi)	Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

	(d)(xii)	Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

	(d)(xiii)	Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

	(d)(xiv)	Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

	(d)(xv)	Sixteenth Amendment dated as of May 1, 2016 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 18, 2017.

	(d)(xvi)	Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

	(d)(xvii)	Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

	(e)	Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

	(f)	Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

	(g)	Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, is incorporated by reference herein to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

4.	Contracts. (Including Riders and Endorsements)

	(a)	Form of Flexible Premium Deferred Annuity Certificate (Policy Form 2004EDCCERT-B) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

	(b)	Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Certificate (Policy Form 2004TSACERT-B) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

	(c)	Form of Group Flexible Premium Combination Fixed and Variable Deferred Variable Annuity Contract (Policy Form 2004TSAGAC) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

	(d)	Form of Group Flexible Premium Deferred Variable Annuity Contract (Policy Form 2004EDCGAC) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

	(e)	Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Certificate (Policy Form 2004TSACERT-A) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

	(f)	Form of Flexible Premium Deferred Variable Annuity Certificate (Policy Form 2004EDCCERT-A) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

	(g)	Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Certificate (Form No. 2008TSA901-A), previously filed with this Registration Statement (File No. 333-130988) on April 20, 2009.

(h)	Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Contract (Form No. 2008TSAGAC901), previously filed with this Registration Statement (File No. 333-130988) on April 20, 2009.

(i)	Form of Endorsement Applicable to Guaranteed Interest Special Dollar Cost Averaging (Form No. 2008SDCA-EV-901), previously filed with this Registration Statement (File No. 333-130988) on April 20, 2009.

(j)	Form of Endorsement Applicable to the Structured Investment Option (Form 2011SIO901-ENGAC) previously filed with this Registration Statement (File No. 333-130988) on April 25, 2011.

(k)	Form of Endorsement Applicable to the Structured Investment Option (Form 2011SIO901A) previously filed with this Registration Statement (File No. 333-130988) on April 25, 2011.

(l)	Form of Endorsement Applicable to the Structured Investment Option (Form 2011SIO901B) previously filed with this Registration Statement (File No. 333-130988) on April 25, 2011.

(m)	Form of Endorsement Applicable to Designated Roth Contributions to Contracts Funding Governmental Employer Plans (2011EDCROTH-G) previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

(n)	Form of Endorsement Applicable to Loans (2011ENGACLOANS-901) previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

(o)	Form of Endorsement Applicable to Loans (2011LOANS-901) previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

(p)	Managed Account Endorsement (Form No. 2013EQVMA-900/901), previously filed with this Registration Statement (File No. 333-130988) on April 22, 2014.

(q)	Endorsement Regarding Administrative Service Fee (Form No. 2014SVCFEE-900-901), previously filed with this Registration Statement (File No. 333-130988) on April 21, 2015.

(r)	Endorsement Applicable to Withdrawal Charge Offset (Form No. 2015EQVECWC-901) (Employer), previously filed with this Registration Statement (File No. 333-130988) on April 19, 2016.

(s)	Endorsement Applicable to Withdrawal Charge Offset (Form No. 2015EQVPCWC-901) (Participant), previously filed with this Registration Statement (File No. 333-130988) on April 19, 2016.

5.	Applications.

	(a)	Form of TSA 403(b) Group Annuity Contract Application (Policy Form 2004/403(b)) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

	(b)	Form of EDC (457) Group Annuity Contract Application (Policy Form 2004/457) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

	(c)	Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2004 EDC STRAT) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

	(d)	Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Policy Form 2004 TSA STRAT) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

	(e)	Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2004 EDC STRAT ST VAR) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

	(f)	Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (2004 TSA STRAT ST VAR) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

	(g)	Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Form No. 2008 TSA STRAT), previously filed with this Registration Statement (File No. 333-130988) on April 20, 2009.

	(h)	Form of TSA 403(b) Group Annuity Contract Application for EQUI-VEST Strategies (Series 901)(Policy Form 2008/403(b)), previously filed with this Registration Statement (File No. 333-130988) on April 20, 2009.

	(i)	Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2008 EDC STRAT (06-10)) previously filed with this Registration Statement (File No. 333-130988) on April 25, 2011.

	(j)	Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Policy Form 2008 TSA STRAT (06-10)) previously filed with this Registration Statement (File No. 333-130988) on April 25, 2011.

	(k)	Form of EQUI-VEST Strategies 401(a) Enrollment Form (Policy Form 2009 401(a) STRAT (06-10)) previously filed with this Registration Statement (File No. 333-130988) on April 25, 2011.

	(l)	Application for EQUI-VEST Strategies TSA (Series 901) Group Flexible Premium Combination Fixed and Variable Deferred Annuity Contract (2011 EV STRAT TSA-901) previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

	(m)	Application for EQUI-VEST Strategies EDC (Series 901) Group Flexible Premium Combination Fixed and Variable Deferred Annuity Contract (2011 EV STRAT EDC-901) previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

	(n)	Application for EQUI-VEST Strategies 401(a) (Series 901) Group Flexible Premium Combination Fixed and Variable Deferred Annuity Contract (2011 EV STRAT 401(a)-901) previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

	(o)	Form of Endorsement Applicable to Managed Accounts (2013EQVMA-900/901), previously filed with this Registration Statement (File No. 333-130988) on April 22, 2014.

	(p)	Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Policy Form 2011 TSA Strat (10-12)), previously filed with this Registration Statement (File No. 333-130988) on April 23, 2014.

	(q)	Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2011 EDC Strat (10-12)), previously filed with this Registration Statement (File No. 333-130988) on April 23, 2014.

6.	Depositor’s Certificate of Incorporation And By-Laws.

	(a)	Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 24, 2012.

	(b)	By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

7.	Reinsurance Contracts. Not applicable.

8.	Participation Agreements.

	(a)	Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor’s Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

	(a)(i)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

	(a)(ii)	Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

	(a)(iii)	Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

	(a)(iv)	Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

	(a)(v)	Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

	(a)(vi)	Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

	(a)(vii)	Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

	(a)(viii)	Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

	(a)(ix)	Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

	(a)(x)	Amendment No. 10, dated January 15, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

	(a)(xi)	Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

	(a)(xii)	Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

	(a)(xiii)	Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

	(a)(xiv)	Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

	(a)(xv)	Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

	(a)(xvi)	Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2013.

	(a)(b)(i)	Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

	(a)(b)(ii)	Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

	(a)(b)(iii)	Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

	(a)(b)(iv)	Amendment No. 3, dated as of April 4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

	(a)(b)(v)	Amendment No. 4, dated as of June 1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

	(a)(b)(vi)	Amendment No. 5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

	(a)(b)(vii)	Amendment No. 6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

	(a)(b)(viii)	Amendment No. 7 dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on February 11, 2016.

	(a)(b)(ix)	Amendment No. 8 dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

	(a)(b)(x)	Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

	(a)(b)(xi)	Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

	(a)(b)(xii)	Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a (File No. 333-17217) filed on July 31, 2018.

	(a)(b)(xiii)	Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

	(b)	Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or incorporated herein by reference to Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 811-10509, 333-70754) on Form N-1A filed on December 10, 2001.

	(b)(i)	Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

	(b)(ii)	Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

	(b)(iii)	Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

	(b)(iv)	Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

	(b)(v)	Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

	(b)(vi)	Amendment No. 2, dated as of April 18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

	(b)(vii)	Amendment No. 3, dated as of July 8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

	(b)(viii)	Amendment No. 4, dated as of December 10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

	(b)(ix)	Amendment No. 5 dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-70754) filed on April 26, 2016.

(c)	Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(c)(i)	Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

(c)(ii)	Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

(c)(iii)	Amendment No. 3, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

(c)(iv)	Amendment No. 4, effective May 1, 2012, to the Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(c)(v)	Amendment No. 5, dated as of October 1, 2014, to the Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147) filed on February 18, 2015.

(d)	Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-153809) filed on July 8, 2011.

(e)	Amended and Restated Participation Agreement dated April 16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, incorporated by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

(f)	Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/ Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(f)(i)	Amendment No. 3 effective as of May 1, 2010 to Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

(g)	Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(h)

Fund Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(h)(i)	Amendment No. 1 dated April 1, 2010 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(h)(ii)	Amendment No. 2 dated May 1, 2012 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(h)(iii)	Amendment No. 3 dated September 5, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(h)(iv)	Amendment No. 4 dated October 14, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(h)(v)	Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(h)(vi)	Amendment No. 6 dated April 28, 2017 to the Participation Agreement dated October 23, 2009 among Ivy Distributors, Inc., Ivy Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(i)	Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(j)	Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(j)(i)	Third Amendment dated October 20, 2009 to the Participation Agreement, (the “Agreement”) dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(k)	Participation Agreement among Oppenheimer Variable

Account Funds, Oppenheimerfunds, Inc. and AXA Equitable Life Insurance Company (File No. 333-130988), dated July 22, 2005 previously filed as an exhibit to this Registration Statement (File No. 333-130988), filed on April 19, 2010.

	(k)(i)	Amendment No. 1 to Participation Agreement, dated April 1, 2010 (File No. 333-130988) previously filed as an exhibit to this Registration Statement (File No. 333-130988), filed on April 19, 2010.

	(l)	Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

	(m)	Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

	(m)(i)	Amendment No. 1 dated October 13, 2009 to the Participation Agreement, (the “Agreement”) dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

	(m)(ii)	Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

	(m)(iii)	Amendment No. 1 dated October 28, 2016 to the Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

	(n)	Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the “Funds”), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

9.	Legal Opinion.

Opinion and Consent of Shane Daly, Vice-President and Associate General Counsel of AXA Equitable Life Insurance Company, as to the legality of the securities being registered, filed herewith.

10.	Other Opinions.

	(a)	Notice concerning regulatory relief, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on May 27, 1992, refiled electronically on July 10, 1998.

	(b)	Consent of PricewaterhouseCoopers LLP, filed herewith.

	(c)	Powers of Attorney, filed herewith.

11.	Omitted Financial Statements. Not applicable.

12.	Initial Capital Agreements. Not applicable.

Item 25.	Directors and Officers of the Depositor.

Set forth below is information regarding the directors and principal officers of the Depositor. The Depositor’s address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of the Depositor.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR
DIRECTORS

Ramon de Oliveira	Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
Blue Marble Microinsurance
100 Avenue of the Americas
New York, NY 10013

Kristi A. Matus	Director
47-C Dana Road
Boxford, MA 02116

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*Dave S. Hattem	Senior Executive Director and Secretary

*Jeffrey J. Hurd	Senior Executive Director and Chief Operating Officer

*Anders B. Malmstrom	Senior Executive Director and Chief Financial Officer

*Marine de Boucaud	Managing Director and Chief Human Resources Officer

*Kermitt J. Brooks	Senior Executive Director and General Counsel

*Michael B. Healy	Managing Director and Chief Information Officer

*Andrienne Johnson	Managing Director and Chief Transformation Officer

*Keith Floman	Managing Director and Deputy Chief Actuary

*Michel Perrin	Managing Director and Actuary

*Nicholas Huth	Managing Director, Associate General Counsel and Chief Compliance Officer

*Cassie Carl-Rohm	Managing Director and Chief Talent Officer

*William Eckert	Managing Director and Chief Accounting Officer

*Kathryn Ferrero	Managing Director and Chief Marketing Officer

*William MacGregor	Managing Director and Associate General Counsel

*David Karr	Managing Director

*Jimmy Dewayne Lummus	Managing Director and Controller

*Christina Banthin	Managing Director and Associate General Counsel

*Mary Jean Bonadonna	Managing Director

*Eric Colby	Managing Director

*Graham Day	Managing Director

*Ronald Herrmann	Managing Director

*Steven M. Joenk	Managing Director and Chief Investment Officer

*Kenneth KozlowskI	Managing Director

*Susan La Vallee	Managing Director

*Barbara Lenkiewicz	Managing Director

*Carol Macaluso	Managing Director

*James Mellin	Managing Director

*Hillary Menard	Managing Director

*Kurt Meyers	Managing Director and Associate General Counsel

*Prabha (“Mary”) Ng	Managing Director

*James O’Boyle	Managing Director

*Caroline O’Connell	Managing Director, Chief Strategy and Customer Experience Officer

*Robin Raju	Managing Director

*Trey Reynolds	Managing Director

*Theresa Trusskey	Managing Director

*Marc Warshawsky	Managing Director

*Antonio Di Caro	Managing Director

*Glen Gardner	Managing Director

*Shelby Holklister-Share	Managing Director

*Manuel Prendes	Managing Director

*Aaron Sarfatti	Managing Director and Chief Risk Officer

*Stephen Scanlon	Managing Director

*Samuel Schwartz	Managing Director

*Mia Tarpey	Managing Director

*Gina Tyler	Managing Director and Chief Communications Officer

*Stephanie Withers	Managing Director and Chief Auditor

*Yun (“Julia”) Zhang	Managing Director and Treasurer

Item 26.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

Separate Account A of AXA Equitable Life Insurance Company (the “Separate Account”) is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

(a) The AXA Equitable Holdings, Inc. - Subsidiary Organization Chart: Q4-2019 is filed herewith.

Item 27.	Number of Contractowners

As of March 31, 2020, there were 115,472 Qualified Contract Owners and 0 Non-Qualified Contract Owners of the EQUI-VEST Strategies contracts offered by the Registrant under this Registration Statement.

Item 28.	Indemnification

(a)	Indemnification of Directors and Officers

The By-Laws of AXA Equitable Life Insurance Company (“AXA Equitable”) provide, in Article VII, as follows:

7.4	Indemnification of Directors, Officers and Employees.

(a)	To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

(i)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testor or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testor or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)

To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sombo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CAN, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA (Chubb) and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)	Indemnification of Principal Underwriters

To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

(c)	Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) AXA Advisors, LLC, and AXA Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, FP and I of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of Equitable America Variable Accounts A, K and L. In addition, AXA Advisors is the principal underwriter of AXA Equitable’s Separate Accounts 45, 301.

(b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Ronald Herrmann	Director

*Nicholas B. Lane	Director

*Adam Coe	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Compliance Officer

*Stephen Lank	Chief Operating Officer

*Patricia Boylan	Broker Dealer and Chief Compliance Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Gina Jones	Vice President and Financial Crime Officer

*Page Pennell	Vice President

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

*James Mellin	Chief Sales Officer

*Nicholas J. Gismondi	Vice President and Controller

*James O’Boyle	Senior Vice President

*Kathryn Ferrero	Vice President

*Prabha (“Mary”) Ng	Chief Information Security Officer

*George Lewandowski	Assistant Vice President and Chief Financial Planning Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

*Steven Sutter	Vice President and Assistant Treasurer

*Christine Medy	Secretary

*Francesca Divone	Assistant Secretary

(ii)    AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

*Ronald Herrmann	Director and Executive Vice President

*Michael B. Healy	Executive Vice President

*Patrick Ferris	Senior Vice President

*Peter D. Golden	Senior Vice President

*David Kahal	Senior Vice President

*Graham Day	Senior Vice President

*Brett Ford	Senior Vice President

*Trey Reynolds	Senior Vice President

*David Veale	Senior Vice President

*Alfred Ayensu-Ghartey	Vice President and General Counsel

*Alfred D’Urso	Vice President and Chief Compliance Officer

*Michael Schumacher	Senior Vice President

*Mark Teitelbaum	Senior Vice President

*Nicholas Gismondi	Vice President. Chief Financial Officer & Principal Financial Officer and Principal Operating Officer

*Gina Jones	Vice President and Financial Crime Officer

*Yun (“Julia”) Zhang	Vice President and Treasurer

*Francesca Divone	Secretary

*Perry Golas	Vice President

*Karen Farley	Vice President

*Richard Frink	Vice President

*Michael J. Gass	Vice President

*Timothy Jaeger	Vice President

*Laird Johnson	Vice President

*Joshua Katz	Vice President

*Page W. Long	Vice President

*James S. O’Connor	Vice President

*Samuel Schwartz	Vice President

*Steven Sutter	Vice President and Assistant Treasurer

*Sarah Vita	Vice President

*Jonathan Zales	Senior Vice President

*Stephen Scanlon	Director and Executive Vice President

*Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

* Principal Business Address: 1290 Avenue of the Americas NY, NY 10140

(c)	The information under “Distribution of the Contracts” in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

The Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)

to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the “1940 Act”) in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement Program. Further, AXA Equitable has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 21st day of April, 2020.

SEPARATE ACCOUNT A OF AXA EQUITABLE LIFE INSURANCE COMPANY

(Registrant)

By:	AXA Equitable Life Insurance Company
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 21st day of April, 2020.

AXA EQUITABLE LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom	Senior Executive Director and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Managing Director and Chief Accounting Officer

*DIRECTORS:

Ramon de Oliveira, Chairman of the Board	Bertram Scott
Joan Lamm-Tennant	George Stansfield
Daniel G. Kaye	Charles G.T. Stonehill
Kristi A. Matus
Mark Pearson

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
April 21, 2020